UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

with a copy to:

Jose Del Real, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 855-353-9383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FlexShares® Trust

Semiannual Report

April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of FlexShares® Trust’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from FlexShares® Trust or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on FlexShares® Trust’s website (www.flexshares.com) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from FlexShares® Trust electronically at any time by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in FlexShares® Trust that you hold in your account at the financial intermediary. You must provide separate instructions to each of your financial intermediaries.

FlexShares® Trust

Statements of Assets and Liabilities April 30, 2020 (Unaudited)

	FlexShares® US Quality Low Volatility Index Fund	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	FlexShares® Emerging Markets Quality Low Volatility Index Fund	FlexShares® Morningstar US Market Factor Tilt Index Fund

ASSETS
Securities, at cost	$45,496,480	$43,725,677	$6,920,402	$940,875,474
Affiliate securities, at cost	—	—	—	445,306
Securities Lending Reinvestments, at cost	—	—	—	209,819,175

Securities, at value†	43,089,509	40,757,800	6,360,040	1,213,272,934
Affiliate securities, at value	—	—	—	530,293
Securities Lending Reinvestments, at value	—	—	—	209,830,781
Cash	132,878	304,667	94,539	8,478,728
Cash segregated at broker*	38,895	78,982	58,751	2,713,599
Foreign cash††	—	157,240	46,468	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	390	—	—
Receivables:
Dividends and interest	34,997	197,708	15,239	1,034,487
Securities lending income	—	—	—	108,796
Capital shares issued	3,838,042	—	—	—
Investment adviser	—	—	—	—
Securities sold	81,375	2,014	—	247,152
Variation margin on futures contracts	6,122	57,763	—	1,107,667

Total Assets	47,221,818	41,556,564	6,575,037	1,437,324,437

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	10,163	—	—
Payables:
Due to Custodian	—	—	—	—
Cash collateral received from securities loaned	—	—	—	209,882,134
Deferred compensation (Note 7)	—	—	—	74,636
Investment advisory fees (Note 4)	6,026	9,732	2,243	242,999
Trustee fees (Note 7)	346	261	44	11,519
Securities purchased	3,805,427	—	—	4,071
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	4,086
Variation margin on futures contracts	—	—	5,040	—
Capital shares redeemed	—	—	—	—
Other	2,258	8,324	3,785	19,500

Total Liabilities	3,814,057	28,480	11,112	210,238,945

Net Assets	$43,407,761	$41,528,084	$6,563,925	$1,227,085,492

NET ASSETS CONSIST OF:
Paid-in capital	$46,031,950	$44,711,281	$7,386,200	$975,924,790
Distributable earnings (loss)	(2,624,189)	(3,183,197)	(822,275)	251,160,702

Net Assets	$43,407,761	$41,528,084	$6,563,925	$1,227,085,492

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	1,150,001	1,800,001	300,001	11,550,001
Net Asset Value	$37.75	$23.07	$21.88	$106.24

† Securities on loan, at value	$—	$—	$—	$240,427,209
†† Cost of foreign cash	$—	$156,948	$48,768	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

2	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

ASSETS
Securities, at cost	$641,482,410	$236,468,506	$—	$—
Affiliate securities, at cost	—	—	7,674,546	3,943,656
Securities Lending Reinvestments, at cost	9,907,178	2,542,959	—	—

Securities, at value†	563,215,353	229,416,302	—	—
Affiliate securities, at value	—	—	5,935,971	2,969,454
Securities Lending Reinvestments, at value	9,907,178	2,542,959	—	—
Cash	891,654	1,581,349	3,976	43,133
Cash segregated at broker*	2,768,391	508,085	—	6,555
Foreign cash††	2,487,452	831,297	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	154,707	52,610	—	4,674
Receivables:
Dividends and interest	5,672,210	331,515	—	—
Securities lending income	38,706	18,716	—	—
Capital shares issued	—	—	—	—
Investment adviser	—	—	—	—
Securities sold	12,171,333	885,165	—	—
Variation margin on futures contracts	846,151	315,641	—	7,445

Total Assets	598,153,135	236,483,639	5,939,947	3,031,261

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	178,243	2,836	43,814	14,505
Payables:
Due to Custodian	105,072	—	—	—
Cash collateral received from securities loaned	9,907,178	2,542,959	—	—
Deferred compensation (Note 7)	55,954	29,501	379	1,236
Investment advisory fees (Note 4)	200,080	116,090	427	361
Trustee fees (Note 7)	6,270	2,700	237	174
Securities purchased	2,035	15,370	—	—
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	10,340,397	396,508	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	160,000	200,000	—	—

Total Liabilities	20,955,229	3,305,964	44,857	16,276

Net Assets	$577,197,906	$233,177,675	$5,895,090	$3,014,985

NET ASSETS CONSIST OF:
Paid-in capital	$769,871,952	$318,848,082	$8,571,895	$5,634,664
Distributable earnings (loss)	(192,674,046)	(85,670,407)	(2,676,805)	(2,619,679)

Net Assets	$577,197,906	$233,177,675	$5,895,090	$3,014,985

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	11,400,001	5,500,001	250,001	125,001
Net Asset Value	$50.63	$42.40	$23.58	$24.12

† Securities on loan, at value	$52,910,474	$14,365,845	$—	$—
†† Cost of foreign cash	$2,430,817	$824,006	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	3

Statements of Assets and Liabilities (cont.)

	FlexShares® US Quality Large Cap Index Fund	FlexShares® STOXX® US ESG Impact Index Fund	FlexShares® STOXX® Global ESG Impact Index Fund	FlexShares® Morningstar Global Upstream Natural Resources Index Fund

ASSETS
Securities, at cost	$57,418,870	$57,559,691	$81,375,156	$3,532,065,772
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	331,984	87,992	221,348	199,818,613

Securities, at value†	57,616,205	66,018,962	89,102,007	3,090,701,630
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	331,984	87,992	221,348	199,831,239
Cash	444,070	337,423	496,014	14,241,986
Cash segregated at broker*	136,073	260,937	317,426	5,323,433
Foreign cash††	—	—	391,146	19,234,597
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	659,662
Receivables:
Dividends and interest	43,033	90,712	245,441	7,769,390
Securities lending income	2,172	323	702	82,168
Capital shares issued	1,618,152	1,777,144	—	—
Investment adviser	—	—	—	—
Securities sold	—	—	—	19,330,144
Variation margin on futures contracts	12,908	55,249	115,366	4,911,406

Total Assets	60,204,597	68,628,742	90,889,450	3,362,085,655

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	—	513,187
Payables:
Due to Custodian	—	—	—	—
Cash collateral received from securities loaned	331,984	87,992	221,348	199,849,647
Deferred compensation (Note 7)	1,045	194	1,018	315,207
Investment advisory fees (Note 4)	13,591	15,773	28,946	1,166,036
Trustee fees (Note 7)	538	644	877	31,067
Securities purchased	1,599,959	1,757,286	—	9,466
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	534,183
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	19,526,781
Other	4,000	1,400	7,500	109,500

Total Liabilities	1,951,117	1,863,289	259,689	222,055,074

Net Assets	$58,253,480	$66,765,453	$90,629,761	$3,140,030,581

NET ASSETS CONSIST OF:
Paid-in capital	$60,427,818	$62,838,782	$89,342,202	$4,369,526,002
Distributable earnings (loss)	(2,174,338)	3,926,671	1,287,559	(1,229,495,421)

Net Assets	$58,253,480	$66,765,453	$90,629,761	$3,140,030,581

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	1,800,001	950,001	950,001	120,600,001
Net Asset Value	$32.36	$70.28	$95.40	$26.04

† Securities on loan, at value	$4,114,982	$1,866,073	$2,545,747	$293,177,640
†† Cost of foreign cash	$—	$—	$382,629	$18,760,894

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

4	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® STOXX® Global Broad Infrastructure Index Fund	FlexShares® Global Quality Real Estate Index Fund	FlexShares® Real Assets Allocation Index Fund	FlexShares® Quality Dividend Index Fund

ASSETS
Securities, at cost	$1,477,553,005	$361,414,762	$—	$1,234,458,532
Affiliate securities, at cost	—	—	9,964,375	—
Securities Lending Reinvestments, at cost	29,255,192	7,382,372	—	97,082,981

Securities, at value†	1,477,437,370	324,936,269	—	1,284,678,122
Affiliate securities, at value	—	—	8,722,594	—
Securities Lending Reinvestments, at value	29,255,192	7,382,372	—	97,078,268
Cash	4,079,235	980,344	4,546	6,836,597
Cash segregated at broker*	1,429,225	1,256,596	—	4,123,505
Foreign cash††	4,206,074	547,479	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	205,692	31,334	—	—
Receivables:
Dividends and interest	3,640,745	1,031,984	—	1,886,917
Securities lending income	10,445	4,305	—	14,038
Capital shares issued	—	—	—	—
Investment adviser	—	—	—	—
Securities sold	20,781	107,091	90,546	6,103,002
Variation margin on futures contracts	1,020,310	273,611	—	1,052,940

Total Assets	1,521,305,069	336,551,385	8,817,686	1,401,773,389

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	153,950	32,213	—	—
Payables:
Due to Custodian	—	—	—	—
Cash collateral received from securities loaned	29,255,192	7,382,372	—	97,083,592
Deferred compensation (Note 7)	38,714	11,872	93	91,668
Investment advisory fees (Note 4)	552,029	120,302	1,015	391,791
Trustee fees (Note 7)	13,470	3,474	245	13,526
Securities purchased	—	—	90,000	—
Deferred non-US capital gains taxes	4,385	—	—	—
Due to Authorized Participant	—	107,091	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	6,166,137
Other	28,000	14,000	—	26,250

Total Liabilities	30,045,740	7,671,324	91,353	103,772,964

Net Assets	$1,491,259,329	$328,880,061	$8,726,333	$1,298,000,425

NET ASSETS CONSIST OF:
Paid-in capital	$1,581,461,023	$379,173,265	$9,921,175	$1,207,974,682
Distributable earnings (loss)	(90,201,694)	(50,293,204)	(1,194,842)	90,025,743

Net Assets	$1,491,259,329	$328,880,061	$8,726,333	$1,298,000,425

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	32,450,001	6,450,001	350,001	32,150,001
Net Asset Value	$45.96	$50.99	$24.93	$40.37

† Securities on loan, at value	$69,503,420	$34,678,480	$—	$96,568,896
†† Cost of foreign cash	$4,138,485	$536,899	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	5

Statements of Assets and Liabilities (cont.)

	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund	FlexShares® International Quality Dividend Defensive Index Fund

ASSETS
Securities, at cost	$438,486,556	$15,627,897	$529,717,260	$68,675,745
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	3,996,235	57,635	4,249,414	957,495

Securities, at value†	452,477,261	15,588,574	453,600,047	60,492,992
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	3,996,235	57,635	4,249,414	957,495
Cash	2,479,031	125,553	2,486,756	960,792
Cash segregated at broker*	1,025,271	43,535	2,211,950	299,757
Foreign cash††	—	—	3,250,681	584,220
Restricted cash**	—	—	—	2,448,136
Due from Authorized Participant	—	—	—	2,698,972
Unrealized appreciation on forward foreign currency contracts	—	—	396,747	2,782
Receivables:
Dividends and interest	707,230	26,148	3,098,827	369,694
Securities lending income	1,107	78	18,681	2,480
Capital shares issued	—	—	—	—
Investment adviser	—	—	—	—
Securities sold	6,359	264	7,712,608	—
Variation margin on futures contracts	302,569	21,196	1,360,066	147,086

Total Assets	460,995,063	15,862,983	478,385,777	68,964,406

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	399,575	2,954
Payables:
Due to Custodian	—	—	—	—
Cash collateral received from securities loaned	3,996,235	57,635	4,249,414	957,495
Deferred compensation (Note 7)	15,473	4,843	42,068	5,615
Investment advisory fees (Note 4)	133,835	5,201	181,874	22,589
Trustee fees (Note 7)	3,853	502	5,110	665
Securities purchased	—	—	—	3,515,391
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	178,150	2,448,136
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	7,674,436	—
Other	17,250	6,000	75,000	10,000

Total Liabilities	4,166,646	74,181	12,805,627	6,962,845

Net Assets	$456,828,417	$15,788,802	$465,580,150	$62,001,561

NET ASSETS CONSIST OF:
Paid-in capital	$435,559,889	$14,545,468	$691,659,460	$93,987,300
Distributable earnings (loss)	21,268,528	1,243,334	(226,079,310)	(31,985,739)

Net Assets	$456,828,417	$15,788,802	$465,580,150	$62,001,561

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	11,250,001	400,001	24,300,001	3,400,001
Net Asset Value	$40.61	$39.47	$19.16	$18.24

† Securities on loan, at value	$8,685,828	$255,856	$42,045,598	$4,648,657
†† Cost of foreign cash	$—	$—	$3,246,825	$577,637

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

6	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	FlexShares® Disciplined Duration MBS Index Fund

ASSETS
Securities, at cost	$24,168,263	$1,083,523,849	$490,779,259	$56,415,594
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	263,417	—	—	—

Securities, at value†	20,681,880	1,104,609,904	513,277,135	58,388,841
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	263,417	—	—	—
Cash	171,430	1,546,302	2,765,222	3,850,476
Cash segregated at broker*	62,635	—	—	—
Foreign cash††	44,729	—	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Receivables:
Dividends and interest	161,560	1,228,305	861,862	167,035
Securities lending income	803	6,288	2,672	—
Capital shares issued	—	—	—	—
Investment adviser	—	—	51	—
Securities sold	—	—	—	—
Variation margin on futures contracts	19,060	—	—	—

Total Assets	21,405,514	1,107,390,799	516,906,942	62,406,352

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Payables:
Due to Custodian	—	—	—	—
Cash collateral received from securities loaned	263,417	—	—	—
Deferred compensation (Note 7)	3,425	175,635	58,200	1,649
Investment advisory fees (Note 4)	8,048	164,435	77,403	9,736
Trustee fees (Note 7)	463	9,358	4,798	618
Securities purchased	—	—	—	3,312,279
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	20,000	—	—	3,200

Total Liabilities	295,353	349,428	140,401	3,327,482

Net Assets	$21,110,161	$1,107,041,371	$516,766,541	$59,078,870

NET ASSETS CONSIST OF:
Paid-in capital	$37,882,250	$1,144,636,363	$502,647,664	$59,762,611
Distributable earnings (loss)	(16,772,089)	(37,594,992)	14,118,877	(683,741)

Net Assets	$21,110,161	$1,107,041,371	$516,766,541	$59,078,870

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	1,000,001	44,404,000	19,600,001	2,450,001
Net Asset Value	$21.11	$24.93	$26.37	$24.11

† Securities on loan, at value	$2,129,395	$86,730,113	$68,484,229	$—
†† Cost of foreign cash	$44,583	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	7

Statements of Assets and Liabilities (cont.)

	FlexShares® Credit-Scored US Corporate Bond Index Fund	FlexShares® Credit-Scored US Long Corporate Bond Index Fund	FlexShares® High Yield Value-Scored Bond Index Fund	FlexShares® Ready Access Variable Income Fund

ASSETS
Securities, at cost	$121,730,872	$30,671,919	$162,956,643	$316,771,797
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	—	—	—	—

Securities, at value†	125,078,711	32,281,646	144,662,838	316,621,742
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	—	—	—	—
Cash	608,749	161,632	5,960,004	2,972
Cash segregated at broker*	—	—	—	—
Foreign cash††	—	—	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Receivables:
Dividends and interest	1,054,040	344,877	3,037,371	1,503,250
Securities lending income	—	—	—	—
Capital shares issued	—	—	—	—
Investment adviser	9	—	—	—
Securities sold	44,060,177	9,485,922	1,840,870	2,291,181
Variation margin on futures contracts	—	—	—	—

Total Assets	170,801,686	42,274,077	155,501,083	320,419,145

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Payables:
Due to Custodian	—	—	—	—
Cash collateral received from securities loaned	—	—	—	—
Deferred compensation (Note 7)	1,467	483	—	7,753
Investment advisory fees (Note 4)	22,430	5,474	42,841	65,024
Trustee fees (Note 7)	1,090	336	1,256	2,597
Securities purchased	44,461,986	9,594,729	6,684,427	2,997,460
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	500	500	1,013	2,275

Total Liabilities	44,487,473	9,601,522	6,729,537	3,075,109

Net Assets	$126,314,213	$32,672,555	$148,771,546	$317,344,036

NET ASSETS CONSIST OF:
Paid-in capital	$121,071,795	$30,393,002	$167,964,540	$317,143,985
Distributable earnings (loss)	5,242,418	2,279,553	(19,192,994)	200,051

Net Assets	$126,314,213	$32,672,555	$148,771,546	$317,344,036

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	2,400,001	550,001	3,500,001	4,200,001
Net Asset Value	$52.63	$59.40	$42.51	$75.56

† Securities on loan, at value	$—	$—	$—	$—
†† Cost of foreign cash	$—	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

8	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

FlexShares® Core Select Bond Fund

ASSETS
Securities, at cost	$15,763,427
Affiliate securities, at cost	15,465,920
Securities Lending Reinvestments, at cost	—

Securities, at value†	16,864,894
Affiliate securities, at value	15,999,123
Securities Lending Reinvestments, at value	—
Cash	178,517
Cash segregated at broker*	2,034
Foreign cash††	—
Restricted cash**	—
Due from Authorized Participant	—
Unrealized appreciation on forward foreign currency contracts	—
Receivables:
Dividends and interest	—
Securities lending income	—
Capital shares issued	—
Investment adviser	—
Securities sold	504,172
Variation margin on futures contracts	—

Total Assets	33,548,740

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—
Payables:
Due to Custodian	—
Cash collateral received from securities loaned	—
Deferred compensation (Note 7)	186
Investment advisory fees (Note 4)	5,586
Trustee fees (Note 7)	390
Securities purchased	447,662
Deferred non-US capital gains taxes	—
Due to Authorized Participant	—
Variation margin on futures contracts	—
Capital shares redeemed	—
Other	—

Total Liabilities	453,824

Net Assets	$33,094,916

NET ASSETS CONSIST OF:
Paid-in capital	$31,503,598
Distributable earnings (loss)	1,591,318

Net Assets	$33,094,916

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	1,250,001
Net Asset Value	$26.48

† Securities on loan, at value	$—
†† Cost of foreign cash	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	9

FlexShares® Trust

Statements of Operations

For the six months ended April 30, 2020 (Unaudited)

	FlexShares® US Quality Low Volatility Index Fund		FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund		FlexShares® Emerging Markets Quality Low Volatility Index Fund		FlexShares® Morningstar US Market Factor Tilt Index Fund

INVESTMENT INCOME
Dividend income	$208,936		$440,470		$52,589		$14,733,668
Income from non-cash dividends	—		—		—		—
Dividend income received from affiliate	—		—		—		11,042
Interest income	8		—		—		—
Securities lending income (net of fees) (Note 2)	—		—		—		352,922
Foreign withholding tax on dividends	(447)		(48,962)		(6,237)		(3,342)
Foreign withholding tax on interest	—		—		—		—

Total Investment Income	208,497		391,508		46,352		15,094,290

EXPENSES
Deferred compensation (Note 7)	(495	)(1)	(630	)(1)	(86	)(1)	(16,276	)(1)
Investment advisory fees	22,888		28,496		10,861		1,740,550
Trustee fees (Note 7)	590		474		172		43,688
Other expenses (Note 4)	60		46		44		13,105

Total Gross Expenses Before Fees Reimbursed	23,043		28,386		10,991		1,781,067

Less:
Deferred compensation reimbursed (Note 7)	(43)		(34)		(12)		(3,272)
Investment advisory fees reimbursed (Note 4)	—		—		—		—
Other expenses reimbursed (Note 4)	(60)		(46)		(44)		(13,105)

Total Net Expenses	22,940		28,306		10,935		1,764,690

Net Investment Income (Loss)	185,557		363,202		35,417		13,329,600

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—		—		—		(22,862)
Transactions in investment securities	(465,388)		(379,051)		(246,275	)(2)	(8,809,951)
In-kind redemptions on investments in affiliated securities	—		—		—		19,967
In-kind redemptions on investments in securities	179,563		—		45,457		43,363,625
Expiration or closing of futures contracts	(5,752)		(140,838)		(18,757)		(3,094,766)
Settlement of forward foreign currency contracts	—		(494)		—		—
Foreign currency transactions	—		(4,420)		(9,108)		—

Net Realized Gain (Loss)	(291,577)		(524,803)		(228,683)		31,456,013

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(2,459,822)		(3,084,007)		(556,429)		(189,000,598	)(3)
Securities lending	—		—		—		12,700
Futures contracts	6,118		54,812		(5,048)		1,033,351
Forward foreign currency contracts	—		(9,773)		—		—
Translation of other assets and liabilities denominated in foreign currencies	—		2,148		(2,523)		—

Net Change in Unrealized Appreciation (Depreciation)	(2,453,704)		(3,036,820)		(564,000)		(187,954,547)

Net Realized and Unrealized Gain (Loss)	(2,745,281)		(3,561,623)		(792,683)		(156,498,534)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,559,724)		$(3,198,421)		$(757,266)		$(143,168,934)

(1)	The deferred compensation expense reflects the periodic adjustment of the performance of the investment options selected by the Trustees.

(2)	Net of non-US capital gains tax of $(920).

(3)	Includes $(170,254) change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

10	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund		FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund		FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

INVESTMENT INCOME
Dividend income	$11,717,254		$3,578,164		$—		$—
Income from non-cash dividends	1,045,158		—		—		—
Dividend income received from affiliate	—		—		138,613		57,226
Interest income	—		621		—		—
Securities lending income (net of fees) (Note 2)	320,068		111,821		—		—
Foreign withholding tax on dividends	(1,209,357)		(358,354)		—		—
Foreign withholding tax on interest	—		(5)		—		—

Total Investment Income	11,873,123		3,332,247		138,613		57,226

EXPENSES
Deferred compensation (Note 7)	(9,130	)(1)	(3,162	)(1)	(80	)(1)	(31	)(1)
Investment advisory fees	1,676,682		1,031,364		17,114		14,793
Trustee fees (Note 7)	27,272		11,431		108		34
Other expenses (Note 4)	8,572		3,669		76		49

Total Gross Expenses Before Fees Reimbursed	1,703,396		1,043,302		17,218		14,845

Less:
Deferred compensation reimbursed (Note 7)	(2,045)		(840)		(18)		(12)
Investment advisory fees reimbursed (Note 4)	—		(907)		(15,153)		(13,462)
Other expenses reimbursed (Note 4)	(8,572)		(3,669)		(76)		(49)

Total Net Expenses	1,692,779		1,037,886		1,971		1,322

Net Investment Income (Loss)	10,180,344		2,294,361		136,642		55,904

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—		—		(86,046)		(1,644)
Transactions in investment securities	(3,339,461)		(5,621,806	)(2)	—		—
In-kind redemptions on investments in affiliated securities	—		—		(238,044)		6,143
In-kind redemptions on investments in securities	(11,652,859)		(1,447,728)		—		—
Expiration or closing of futures contracts	(1,097,236)		(255,614)		—		(8,404)
Settlement of forward foreign currency contracts	(157,509)		17,344		249,671		196,722
Foreign currency transactions	201,798		(304,719)		96,362		(27,948)

Net Realized Gain (Loss)	(16,045,267)		(7,612,523)		21,943		164,869

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(171,286,827)		(47,578,243)		(1,444,985	)(3)	(524,319	)(4)
Securities lending	—		—		—		—
Futures contracts	911,077		404,182		—		6,500
Forward foreign currency contracts	(91,850)		91,474		(28,899)		11,275
Translation of other assets and liabilities denominated in foreign currencies	59,022		(28,867)		—		—

Net Change in Unrealized Appreciation (Depreciation)	(170,408,578)		(47,111,454)		(1,473,884)		(506,544)

Net Realized and Unrealized Gain (Loss)	(186,453,845)		(54,723,977)		(1,451,941)		(341,675)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(176,273,501)		$(52,429,616)		$(1,315,299)		$(285,771)

(1)	The deferred compensation expense reflects the periodic adjustment of the performance of the investment options selected by the Trustees.

(2)	Net of non-US capital gains tax of $(3,291).

(3)	Includes $(1,444,985) change in unrealized depreciation on investments in affiliates.

(4)	Includes $(524,319) change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	11

Statements of Operations (cont.)

	FlexShares® US Quality Large Cap Index Fund		FlexShares® STOXX® US ESG Impact Index Fund		FlexShares® STOXX® Global ESG Impact Index Fund		FlexShares® Morningstar Global Upstream Natural Resources Index Fund

INVESTMENT INCOME
Dividend income	$524,532		$683,523		$1,089,411		$81,539,333
Income from non-cash dividends	—		—		—		—
Dividend income received from affiliate	—		—		—		—
Interest income	—		—		—		—
Securities lending income (net of fees) (Note 2)	9,069		2,051		3,484		446,545
Foreign withholding tax on dividends	—		—		(48,788)		(3,963,960)
Foreign withholding tax on interest	—		—		—		—

Total Investment Income	533,601		685,574		1,044,107		78,021,918

EXPENSES
Deferred compensation (Note 7)	(628	)(1)	(857	)(1)	(1,139	)(1)	(39,798	)(1)
Investment advisory fees	79,259		98,320		190,476		10,690,656
Trustee fees (Note 7)	1,389		1,808		2,696		149,206
Other expenses (Note 4)	453		502		815		49,299

Total Gross Expenses Before Fees Reimbursed	80,473		99,773		192,848		10,849,363

Less:
Deferred compensation reimbursed (Note 7)	(112)		(141)		(210)		(11,204)
Investment advisory fees reimbursed (Note 4)	—		—		—		(7,025)
Other expenses reimbursed (Note 4)	(453)		(502)		(815)		(49,299)

Total Net Expenses	79,908		99,130		191,823		10,781,835

Net Investment Income (Loss)	453,693		586,444		852,284		67,240,083

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—		—		—		—
Transactions in investment securities	(244,618)		(4,285,678)		(2,775,323)		(105,649,515	)(2)
In-kind redemptions on investments in affiliated securities	—		—		—		—
In-kind redemptions on investments in securities	815,827		301,364		—		121,475,469
Expiration or closing of futures contracts	(52,124)		(136,960)		(264,974)		(6,308,146)
Settlement of forward foreign currency contracts	—		—		—		(287,306)
Foreign currency transactions	—		—		(29,179)		(1,757,181)

Net Realized Gain (Loss)	519,085		(4,121,274)		(3,069,476)		7,473,321

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(2,682,767)		1,390,154		(2,695,932)		(930,445,401)
Securities lending	—		—		—		15,634
Futures contracts	10,119		45,502		78,088		4,808,662
Forward foreign currency contracts	—		—		—		151,692
Translation of other assets and liabilities denominated in foreign currencies	—		—		6,699		(57,559)

Net Change in Unrealized Appreciation (Depreciation)	(2,672,648)		1,435,656		(2,611,145)		(925,526,972)

Net Realized and Unrealized Gain (Loss)	(2,153,563)		(2,685,618)		(5,680,621)		(918,053,651)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,699,870)		$(2,099,174)		$(4,828,337)		$(850,813,568)

(1)	The deferred compensation expense reflects the periodic adjustment of the performance of the investment options selected by the Trustees.

(2)	Net of non-US capital gains tax of $(672).

See Accompanying Notes to the Financial Statements.

12	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® STOXX® Global Broad Infrastructure Index Fund		FlexShares® Global Quality Real Estate Index Fund		FlexShares® Real Assets Allocation Index Fund		FlexShares® Quality Dividend Index Fund

INVESTMENT INCOME
Dividend income	$22,495,151		$6,353,678		$—		$26,821,223
Income from non-cash dividends	—		—		—		—
Dividend income received from affiliate	—		—		191,504		—
Interest income	—		—		—		—
Securities lending income (net of fees) (Note 2)	107,753		27,874		—		186,974
Foreign withholding tax on dividends	(1,257,850)		(318,407)		—		—
Foreign withholding tax on interest	—		—		—		—

Total Investment Income	21,345,054		6,063,145		191,504		27,008,197

EXPENSES
Deferred compensation (Note 7)	(20,269	)(1)	(4,505	)(1)	(116	)(1)	(18,127	)(1)
Investment advisory fees	3,710,640		846,337		29,585		2,967,101
Trustee fees (Note 7)	49,434		11,943		197		50,993
Other expenses (Note 4)	13,423		3,365		101		15,311

Total Gross Expenses Before Fees Reimbursed	3,753,228		857,140		29,767		3,015,278

Less:
Deferred compensation reimbursed (Note 7)	(3,631)		(892)		(25)		(3,820)
Investment advisory fees reimbursed (Note 4)	—		—		(23,835)		—
Other expenses reimbursed (Note 4)	(13,423)		(3,365)		(101)		(15,311)

Total Net Expenses	3,736,174		852,883		5,806		2,996,147

Net Investment Income (Loss)	17,608,880		5,210,262		185,698		24,012,050

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—		—		(27,332)		—
Transactions in investment securities	(55,010,995	)(2)	(945,267)		—		(7,144,092)
In-kind redemptions on investments in affiliated securities	—		—		97,431		—
In-kind redemptions on investments in securities	13,934,341		38,132		—		45,078,785
Expiration or closing of futures contracts	(3,439,461)		(943,856)		—		(3,523,687)
Settlement of forward foreign currency contracts	77,484		52,527		—		—
Foreign currency transactions	(317,456)		(118,693)		—		—

Net Realized Gain (Loss)	(44,756,087)		(1,917,157)		70,099		34,411,006

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(189,154,399	)(3)	(95,110,451)		(1,918,473	)(4)	(256,316,309)
Securities lending	—		—		—		(2,918)
Futures contracts	898,029		337,351		—		960,444
Forward foreign currency contracts	40,219		(165)		—		—
Translation of other assets and liabilities denominated in foreign currencies	41,232		21,736		—		—

Net Change in Unrealized Appreciation (Depreciation)	(188,174,919)		(94,751,529)		(1,918,473)		(255,358,783)

Net Realized and Unrealized Gain (Loss)	(232,931,006)		(96,668,686)		(1,848,374)		(220,947,777)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(215,322,126)		$(91,458,424)		$(1,662,676)		$(196,935,727)

(1)	The deferred compensation expense reflects the periodic adjustment of the performance of the investment options selected by the Trustees.

(2)	Net of non-US capital gains tax of $(21,246).

(3)	Net of deferred non-US capital gains tax of $4,385.

(4)	Includes $(1,918,473) change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	13

Statements of Operations (cont.)

	FlexShares® Quality Dividend Defensive Index Fund		FlexShares® Quality Dividend Dynamic Index Fund		FlexShares® International Quality Dividend Index Fund		FlexShares® International Quality Dividend Defensive Index Fund

INVESTMENT INCOME
Dividend income	$7,758,186		$725,346		$15,127,243		$1,589,933
Income from non-cash dividends	—		—		—		—
Dividend income received from affiliate	—		—		—		—
Interest income	—		—		—		—
Securities lending income (net of fees) (Note 2)	26,113		1,811		190,504		24,365
Foreign withholding tax on dividends	(536)		—		(1,356,763)		(147,282)
Foreign withholding tax on interest	—		—		—		—

Total Investment Income	7,783,763		727,157		13,960,984		1,467,016

EXPENSES
Deferred compensation (Note 7)	(6,179	)(1)	(187	)(1)	(6,005	)(1)	(820	)(1)
Investment advisory fees	855,973		78,811		1,618,096		169,752
Trustee fees (Note 7)	14,285		1,207		22,149		2,154
Other expenses (Note 4)	4,076		474		6,954		703

Total Gross Expenses Before Fees Reimbursed	868,155		80,305		1,641,194		171,789

Less:
Deferred compensation reimbursed (Note 7)	(1,068)		(105)		(1,651)		(169)
Investment advisory fees reimbursed (Note 4)	—		(22)		(797)		—
Other expenses reimbursed (Note 4)	(4,076)		(474)		(6,954)		(703)

Total Net Expenses	863,011		79,704		1,631,792		170,917

Net Investment Income (Loss)	6,920,752		647,453		12,329,192		1,296,099

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—		—		—		—
Transactions in investment securities	(6,007,272)		(907,260)		(9,392,611	)(2)	(2,019,603)
In-kind redemptions on investments in affiliated securities	—		—		—		—
In-kind redemptions on investments in securities	13,079,213		2,588,455		1,039,857		283,501
Expiration or closing of futures contracts	(931,553)		(91,853)		(3,879,690)		(338,014)
Settlement of forward foreign currency contracts	—		—		(238,534)		13,258
Foreign currency transactions	—		—		(808,941)		(60,192)

Net Realized Gain (Loss)	6,140,388		1,589,342		(13,279,919)		(2,121,050)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(61,491,120)		(7,385,684)		(100,551,210)		(10,387,591)
Securities lending	—		—		—		—
Futures contracts	259,676		11,815		1,121,842		133,739
Forward foreign currency contracts	—		—		69,757		764
Translation of other assets and liabilities denominated in foreign currencies	—		—		(116,898)		(2,589)

Net Change in Unrealized Appreciation (Depreciation)	(61,231,444)		(7,373,869)		(99,476,509)		(10,255,677)

Net Realized and Unrealized Gain (Loss)	(55,091,056)		(5,784,527)		(112,756,428)		(12,376,727)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(48,170,304)		$(5,137,074)		$(100,427,236)		$(11,080,628)

(1)	The deferred compensation expense reflects the periodic adjustment of the performance of the investment options selected by the Trustees.

(2)	Net of non-US capital gains tax of $(1,150).

See Accompanying Notes to the Financial Statements.

14	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® International Quality Dividend Dynamic Index Fund		FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund		FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund		FlexShares® Disciplined Duration MBS Index Fund

INVESTMENT INCOME
Dividend income	$660,016		$—		$—		$—
Income from non-cash dividends	—		—		—		—
Dividend income received from affiliate	—		—		—		—
Interest income	—		11,367,650		5,228,969		586,937
Securities lending income (net of fees) (Note 2)	8,790		30,744		18,825		—
Foreign withholding tax on dividends	(56,179)		—		—		—
Foreign withholding tax on interest	—		—		—		—

Total Investment Income	612,627		11,398,394		5,247,794		586,937

EXPENSES
Deferred compensation (Note 7)	(284	)(1)	(16,546	)(1)	(7,765	)(1)	(937	)(1)
Investment advisory fees	98,780		1,034,501		480,898		50,545
Trustee fees (Note 7)	1,207		36,212		16,436		1,394
Other expenses (Note 4)	447		10,524		4,966		345

Total Gross Expenses Before Fees Reimbursed	100,150		1,064,691		494,535		51,347

Less:
Deferred compensation reimbursed (Note 7)	(103)		(2,674)		(1,244)		(109)
Investment advisory fees reimbursed (Note 4)	—		—		—		—
Other expenses reimbursed (Note 4)	(447)		(10,524)		(4,966)		(345)

Total Net Expenses	99,600		1,051,493		488,325		50,893

Net Investment Income (Loss)	513,027		10,346,901		4,759,469		536,044

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—		—		—		—
Transactions in investment securities	(97,367	)(2)	2,232,942		3,356,258		168,013
In-kind redemptions on investments in affiliated securities	—		—		—		—
In-kind redemptions on investments in securities	543,677		1,099,577		2,055,324		—
Expiration or closing of futures contracts	(33,806)		—		—		—
Settlement of forward foreign currency contracts	—		—		—		—
Foreign currency transactions	(18,583)		—		—		—

Net Realized Gain (Loss)	393,921		3,332,519		5,411,582		168,013

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(5,919,751)		9,241,188		10,582,354		1,401,777
Securities lending	—		—		—		—
Futures contracts	5,666		—		—		—
Forward foreign currency contracts	—		—		—		—
Translation of other assets and liabilities denominated in foreign currencies	178		—		—		—

Net Change in Unrealized Appreciation (Depreciation)	(5,913,907)		9,241,188		10,582,354		1,401,777

Net Realized and Unrealized Gain (Loss)	(5,519,986)		12,573,707		15,993,936		1,569,790

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,006,959)		$22,920,608		$20,753,405		$2,105,834

(1)	The deferred compensation expense reflects the periodic adjustment of the performance of the investment options selected by the Trustees.

(2)	Net of non-US capital gains tax of $1,297.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	15

Statements of Operations (cont.)

	FlexShares® Credit-Scored US Corporate Bond Index Fund		FlexShares® Credit-Scored US Long Corporate Bond Index Fund		FlexShares® High Yield Value-Scored Bond Index Fund		FlexShares® Ready Access Variable Income Fund

INVESTMENT INCOME
Dividend income	$—		$—		$—		$—
Income from non-cash dividends	—		—		—		—
Dividend income received from affiliate	—		—		—		—
Interest income	1,769,320		447,152		4,918,752		3,362,814
Securities lending income (net of fees) (Note 2)	—		—		—		—
Foreign withholding tax on dividends	—		—		—		—
Foreign withholding tax on interest	—		—		—		—

Total Investment Income	1,769,320		447,152		4,918,752		3,362,814

EXPENSES
Deferred compensation (Note 7)	(1,929	)(1)	(410	)(1)	(2,221	)(1)	(4,760	)(1)
Investment advisory fees	127,098		27,035		260,510		375,088
Trustee fees (Note 7)	3,473		601		4,131		9,339
Other expenses (Note 4)	897		175		897		2,473

Total Gross Expenses Before Fees Reimbursed	129,539		27,401		263,317		382,140

Less:
Deferred compensation reimbursed (Note 7)	(260)		(51)		(306)		(681)
Investment advisory fees reimbursed (Note 4)	—		—		—		—
Other expenses reimbursed (Note 4)	(897)		(175)		(897)		(2,473)

Total Net Expenses	128,382		27,175		262,114		378,986

Net Investment Income (Loss)	1,640,938		419,977		4,656,638		2,983,828

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—		—		—		—
Transactions in investment securities	1,647,545		781,126		(690,836)		(91,866)
In-kind redemptions on investments in affiliated securities	—		—		—		—
In-kind redemptions on investments in securities	—		—		—		—
Expiration or closing of futures contracts	—		—		—		—
Settlement of forward foreign currency contracts	—		—		—		—
Foreign currency transactions	—		—		—		—

Net Realized Gain (Loss)	1,647,545		781,126		(690,836)		(91,866)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(1,028,293)		(92,367)		(17,745,382)		(1,282,327)
Securities lending	—		—		—		—
Futures contracts	—		—		—		—
Forward foreign currency contracts	—		—		—		—
Translation of other assets and liabilities denominated in foreign currencies	—		—		—		—

Net Change in Unrealized Appreciation (Depreciation)	(1,028,293)		(92,367)		(17,745,382)		(1,282,327)

Net Realized and Unrealized Gain (Loss)	619,252		688,759		(18,436,218)		(1,374,193)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,260,190		$1,108,736		$(13,779,580)		$1,609,635

(1)	The deferred compensation expense reflects the periodic adjustment of the performance of the investment options selected by the Trustees.

See Accompanying Notes to the Financial Statements.

16	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Core Select Bond Fund

INVESTMENT INCOME
Dividend income	$194,897
Income from non-cash dividends	—
Dividend income received from affiliate	171,036
Interest income	1,189
Securities lending income (net of fees) (Note 2)	—
Foreign withholding tax on dividends	—
Foreign withholding tax on interest	—

Total Investment Income	367,122

EXPENSES
Deferred compensation (Note 7)	(484	)(1)
Investment advisory fees	50,860
Trustee fees (Note 7)	766
Other expenses (Note 4)	230

Total Gross Expenses Before Fees Reimbursed	51,372

Less:
Deferred compensation reimbursed (Note 7)	(65)
Investment advisory fees reimbursed (Note 4)	(20,741)
Other expenses reimbursed (Note 4)	(230)

Total Net Expenses	30,336

Net Investment Income (Loss)	336,786

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	(44,178)
Transactions in investment securities	313,607
In-kind redemptions on investments in affiliated securities	—
In-kind redemptions on investments in securities	—
Expiration or closing of futures contracts	128,418
Settlement of forward foreign currency contracts	—
Foreign currency transactions	—

Net Realized Gain (Loss)	397,847

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	587,120	(2)
Securities lending	—
Futures contracts	(3,412)
Forward foreign currency contracts	—
Translation of other assets and liabilities denominated in foreign currencies	—

Net Change in Unrealized Appreciation (Depreciation)	583,708

Net Realized and Unrealized Gain (Loss)	981,555

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,318,341

(1)	The deferred compensation expense reflects the periodic adjustment of the performance of the investment options selected by the Trustees.

(2)	Includes $239,990 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	17

FlexShares® Trust

Statements of Changes in Net Assets

	FlexShares® US Quality Low Volatility Index Fund		FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
	Six Months Ended April 30, 2020 (Unaudited)	July 15, 2019* through October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	July 15, 2019* through October 31, 2019

OPERATIONS
Net investment income (loss)	$185,557	$21,918	$363,202	$32,836
Net realized gain (loss)	(291,577)	(528)	(524,803)	(14,447)
Net change in unrealized appreciation (depreciation)	(2,453,704)	52,851	(3,036,820)	119,248

Net Increase (Decrease) in Net Assets
Resulting from Operations	(2,559,724)	74,241	(3,198,421)	137,637

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(126,627)	(12,079)	(104,613)	(17,800)
Tax return of capital	—	—	—	—

Total distributions	(126,627)	(12,079)	(104,613)	(17,800)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	43,739,140	2,004,366	39,710,867	—
Cost of shares redeemed	(3,711,596)	—	—	—

Net Increase (Decrease) from Capital Transactions	40,027,544	2,004,366	39,710,867	—

Total Increase (Decrease) in Net Assets	37,341,193	2,066,528	36,407,833	119,837

NET ASSETS
Beginning of Period	$6,066,568	$4,000,040 (2)	$5,120,251	$5,000,414	(2),(3)

End of Period	$43,407,761	$6,066,568	$41,528,084	$5,120,251

SHARE TRANSACTIONS
Beginning of period	150,001	100,001 (2)	200,001	200,001	(2)
Shares issued	—	—	—	—
Shares issued in-kind	1,100,000	50,000	1,600,000	—
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(100,000)	—	—	—

Shares Outstanding, End of Period	1,150,001	150,001	1,800,001	200,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

(3)

Includes amounts paid in capital from the Authorized Participant in addition to the order’s original cash component. This amount is made to offset taxes, commissions, and price differences from the net asset value (“NAV”) that would otherwise impact the fund on these order trades.

See Accompanying Notes to the Financial Statements.

18	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Emerging Markets Quality Low Volatility Index Fund			FlexShares® Morningstar US Market Factor Tilt Index Fund
	Six Months Ended April 30, 2020 (Unaudited)	July 15, 2019* through October 31, 2019		Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

OPERATIONS
Net investment income (loss)	$35,417	$46,101		$13,329,600	$24,246,782
Net realized gain (loss)	(228,683)	(38,951)		31,456,013	26,681,219
Net change in unrealized appreciation (depreciation)	(564,000)	(3,887)		(187,954,547)	90,783,007

Net Increase (Decrease) in Net Assets
Resulting from Operations	(757,266)	3,263		(143,168,934)	141,711,008

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(47,013)	(21,259)		(13,028,744)	(23,379,823)
Tax return of capital	—	—		—	—

Total distributions	(47,013)	(21,259)		(13,028,744)	(23,379,823)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	4,779,911	—		28,195,556	75,936,865
Cost of shares redeemed	(2,400,617)	—		(91,048,965)	(135,796,153)

Net Increase (Decrease) from Capital Transactions	2,379,294	—		(62,853,409)	(59,859,288)

Total Increase (Decrease) in Net Assets	1,575,015	(17,996)		(219,051,087)	58,471,897

NET ASSETS
Beginning of Period	$4,988,910	$5,006,906	(2)(3)	$1,446,136,579	$1,387,664,682

End of Period	$6,563,925	$4,988,910		$1,227,085,492	$1,446,136,579

SHARE TRANSACTIONS
Beginning of period	200,001	200,001	(2)	12,100,001	12,600,001
Shares issued	—	—		—	—
Shares issued in-kind	200,000	—		300,000	700,000
Shares redeemed	—	—		—	—
Shares redeemed in-kind	(100,000)	—		(850,000)	(1,200,000)

Shares Outstanding, End of Period	300,001	200,001		11,550,001	12,100,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

(3)

Includes amounts paid in capital from the Authorized Participant in addition to the order’s original cash component. This amount is made to offset taxes, commissions, and price differences from the NAV that would otherwise impact the fund on these order trades.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	19

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund		FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

OPERATIONS
Net investment income (loss)	$10,180,344	$29,737,840	$2,294,361	$14,776,759
Net realized gain (loss)	(16,045,267)	(9,812,648)	(7,612,523)	(32,646,959)
Net change in unrealized appreciation (depreciation)	(170,408,578)	52,240,524	(47,111,454)	47,428,255

Net Increase (Decrease) in Net Assets
Resulting from Operations	(176,273,501)	72,165,716	(52,429,616)	29,558,055

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(15,125,833)	(29,033,991)	(4,130,326)	(13,630,561)
Tax return of capital	—	—	—	—

Total distributions	(15,125,833)	(29,033,991)	(4,130,326)	(13,630,561)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	96,879,059	—	64,094,605
Cost of shares redeemed	(196,545,241)	(142,964,021)	(123,676,546)	(155,343,981)

Net Increase (Decrease) from Capital Transactions	(196,545,241)	(46,084,962)	(123,676,546)	(91,249,376)

Total Increase (Decrease) in Net Assets	(387,944,575)	(2,953,237)	(180,236,488)	(75,321,882)

NET ASSETS
Beginning of Period	$965,142,481	$968,095,718	$413,414,163	$488,736,045

End of Period	$577,197,906	$965,142,481	$233,177,675	$413,414,163

SHARE TRANSACTIONS
Beginning of period	15,400,001	16,200,001	8,200,001	10,200,001
Shares issued	—	—	—	—
Shares issued in-kind	—	1,600,000	—	1,200,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(4,000,000)	(2,400,000)	(2,700,000)	(3,200,000)

Shares Outstanding, End of Period	11,400,001	15,400,001	5,500,001	8,200,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

20	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund		FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

OPERATIONS
Net investment income (loss)	$136,642	$246,297	$55,904	$152,212
Net realized gain (loss)	21,943	163,159	164,869	(13,524)
Net change in unrealized appreciation (depreciation)	(1,473,884)	349,642	(506,544)	257,933

Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,315,299)	759,098	(285,771)	396,621

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(185,811)	(247,071)	(56,100)	(152,761)
Tax return of capital	—	—	—	—

Total distributions	(185,811)	(247,071)	(56,100)	(152,761)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	663,704	—	641,441
Cost of shares redeemed	(1,069,971)	(642,632)	(2,085,874)	—

Net Increase (Decrease) from Capital Transactions	(1,069,971)	21,072	(2,085,874)	641,441

Total Increase (Decrease) in Net Assets	(2,571,081)	533,099	(2,427,745)	885,301

NET ASSETS
Beginning of Period	$8,466,171	$7,933,072	$5,442,730	$4,557,429

End of Period	$5,895,090	$8,466,171	$3,014,985	$5,442,730

SHARE TRANSACTIONS
Beginning of period	300,001	300,001	200,001	175,001
Shares issued	—	—	—	—
Shares issued in-kind	—	25,000	—	25,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(50,000)	(25,000)	(75,000)	—

Shares Outstanding, End of Period	250,001	300,001	125,001	200,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	21

Statements of Changes in Net Assets (cont.)

	FlexShares® US Quality Large Cap Index Fund		FlexShares® STOXX® US ESG Impact Index Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

OPERATIONS
Net investment income (loss)	$453,693	$1,264,749	$586,444	$768,820
Net realized gain (loss)	519,085	1,892,186	(4,121,274)	440,710
Net change in unrealized appreciation (depreciation)	(2,672,648)	137,256	1,435,656	4,833,562

Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,699,870)	3,294,191	(2,099,174)	6,043,092

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(422,713)	(1,241,265)	(561,728)	(688,327)
Tax return of capital	—	—	—	—

Total distributions	(422,713)	(1,241,265)	(561,728)	(688,327)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	16,067,140	25,305,729	14,883,769	25,211,577
Cost of shares redeemed	(6,861,686)	(38,046,783)	(1,481,524)	(3,488,613)

Net Increase (Decrease) from Capital Transactions	9,205,454	(12,741,054)	13,402,245	21,722,964

Total Increase (Decrease) in Net Assets	7,082,871	(10,688,128)	10,741,343	27,077,729

NET ASSETS
Beginning of Period	$51,170,609	$61,858,737	$56,024,110	$28,946,381

End of Period	$58,253,480	$51,170,609	$66,765,453	$56,024,110

SHARE TRANSACTIONS
Beginning of period	1,475,001	1,850,001	775,001	450,001
Shares issued	—	—	—	—
Shares issued in-kind	525,000	775,000	200,000	375,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(200,000)	(1,150,000)	(25,000)	(50,000)

Shares Outstanding, End of Period	1,800,001	1,475,001	950,001	775,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

22	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® STOXX® Global ESG Impact Index Fund		FlexShares® Morningstar Global Upstream Natural Resources Index Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

OPERATIONS
Net investment income (loss)	$852,284	$1,690,280	$67,240,083	$185,800,926
Net realized gain (loss)	(3,069,476)	(1,069,111)	7,473,321	(121,979,135)
Net change in unrealized appreciation (depreciation)	(2,611,145)	9,380,772	(925,526,972)	97,960,307

Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,828,337)	10,001,941	(850,813,568)	161,782,098

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(778,887)	(1,626,069)	(70,675,747)	(190,017,355)
Tax return of capital	—	—	—	—

Total distributions	(778,887)	(1,626,069)	(70,675,747)	(190,017,355)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	4,646,580	19,292,286	8,720,573	336,876,123
Cost of shares redeemed	—	(9,361,860)	(1,457,401,799)	(234,222,804)

Net Increase (Decrease) from Capital Transactions	4,646,580	9,930,426	(1,448,681,226)	102,653,319

Total Increase (Decrease) in Net Assets	(960,644)	18,306,298	(2,370,170,541)	74,418,062

NET ASSETS
Beginning of Period	$91,590,405	$73,284,107	$5,510,201,122	$5,435,783,060

End of Period	$90,629,761	$91,590,405	$3,140,030,581	$5,510,201,122

SHARE TRANSACTIONS
Beginning of period	900,001	800,001	175,500,001	172,500,001
Shares issued	—	—	—	—
Shares issued in-kind	50,000	200,000	250,000	10,700,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	(100,000)	(55,150,000)	(7,700,000)

Shares Outstanding, End of Period	950,001	900,001	120,600,001	175,500,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	23

Statements of Changes in Net Assets (cont.)

	FlexShares® STOXX® Global Broad Infrastructure Index Fund		FlexShares® Global Quality Real Estate Index Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

OPERATIONS
Net investment income (loss)	$17,608,880	$28,533,152	$5,210,262	$9,162,306
Net realized gain (loss)	(44,756,087)	(15,162,565)	(1,917,157)	(3,993,200)
Net change in unrealized appreciation (depreciation)	(188,174,919)	162,508,711	(94,751,529)	49,485,461

Net Increase (Decrease) in Net Assets
Resulting from Operations	(215,322,126)	175,879,298	(91,458,424)	54,654,567

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(16,803,844)	(26,640,580)	(10,406,810)	(9,305,846)
Tax return of capital	—	—	—	—

Total distributions	(16,803,844)	(26,640,580)	(10,406,810)	(9,305,846)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	363,316,237	554,428,651	85,123,061	55,583,944
Cost of shares redeemed	(116,961,062)	—	(30,642,163)	—

Net Increase (Decrease) from Capital Transactions	246,355,175	554,428,651	54,480,898	55,583,944

Total Increase (Decrease) in Net Assets	14,229,205	703,667,369	(47,384,336)	100,932,665

NET ASSETS
Beginning of Period	$1,477,030,124	$773,362,755	$376,264,397	$275,331,732

End of Period	$1,491,259,329	$1,477,030,124	$328,880,061	$376,264,397

SHARE TRANSACTIONS
Beginning of period	28,100,001	17,150,001	5,650,001	4,750,001
Shares issued	—	—	—	—
Shares issued in-kind	7,250,000	10,950,000	1,450,000	900,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(2,900,000)	—	(650,000)	—

Shares Outstanding, End of Period	32,450,001	28,100,001	6,450,001	5,650,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

24	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Real Assets Allocation Index Fund		FlexShares® Quality Dividend Index Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

OPERATIONS
Net investment income (loss)	$185,698	$304,460	$24,012,050	$47,844,240
Net realized gain (loss)	70,099	372,297	34,411,006	60,035,237
Net change in unrealized appreciation (depreciation)	(1,918,473)	1,224,066	(255,358,783)	29,374,282

Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,662,676)	1,900,823	(196,935,727)	137,253,759

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(186,669)	(306,154)	(32,735,708)	(67,157,435)
Tax return of capital	—	—	—	—

Total distributions	(186,669)	(306,154)	(32,735,708)	(67,157,435)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	2,204,805	138,606,020	114,588,613
Cost of shares redeemed	(785,657)	(6,325,152)	(318,278,135)	(236,448,686)

Net Increase (Decrease) from Capital Transactions	(785,657)	(4,120,347)	(179,672,115)	(121,860,073)

Total Increase (Decrease) in Net Assets	(2,635,002)	(2,525,678)	(409,343,550)	(51,763,749)

NET ASSETS
Beginning of Period	$11,361,335	$13,887,013	$1,707,343,975	$1,759,107,724

End of Period	$8,726,333	$11,361,335	$1,298,000,425	$1,707,343,975

SHARE TRANSACTIONS
Beginning of period	375,001	525,001	36,850,001	39,500,001
Shares issued	—	—	—	—
Shares issued in-kind	—	75,000	3,050,000	2,700,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(25,000)	(225,000)	(7,750,000)	(5,350,000)

Shares Outstanding, End of Period	350,001	375,001	32,150,001	36,850,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	25

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Defensive Index Fund		FlexShares® Quality Dividend Dynamic Index Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

OPERATIONS
Net investment income (loss)	$6,920,752	$10,383,032	$647,453	$1,436,326
Net realized gain (loss)	6,140,388	2,570,078	1,589,342	2,578,750
Net change in unrealized appreciation (depreciation)	(61,231,444)	28,119,545	(7,373,869)	2,720,385

Net Increase (Decrease) in Net Assets
Resulting from Operations	(48,170,304)	41,072,655	(5,137,074)	6,735,461

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(10,132,033)	(22,292,740)	(742,223)	(1,341,578)
Tax return of capital	—	—	—	—

Total distributions	(10,132,033)	(22,292,740)	(742,223)	(1,341,578)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	120,783,417	112,091,834	—	15,702,806
Cost of shares redeemed	(56,615,387)	—	(30,639,942)	(13,094,067)

Net Increase (Decrease) from Capital Transactions	64,168,030	112,091,834	(30,639,942)	2,608,739

Total Increase (Decrease) in Net Assets	5,865,693	130,871,749	(36,519,239)	8,002,622

NET ASSETS
Beginning of Period	$450,962,724	$320,090,975	$52,308,041	$44,305,419

End of Period	$456,828,417	$450,962,724	$15,788,802	$52,308,041

SHARE TRANSACTIONS
Beginning of period	9,750,001	7,200,001	1,150,001	1,050,001
Shares issued	—	—	—	—
Shares issued in-kind	2,800,000	2,550,000	—	400,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(1,300,000)	—	(750,000)	(300,000)

Shares Outstanding, End of Period	11,250,001	9,750,001	400,001	1,150,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

26	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Index Fund		FlexShares® International Quality Dividend Defensive Index Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

OPERATIONS
Net investment income (loss)	$12,329,192	$38,093,068	$1,296,099	$4,333,281
Net realized gain (loss)	(13,279,919)	(66,570,980)	(2,121,050)	(5,826,629)
Net change in unrealized appreciation (depreciation)	(99,476,509)	79,278,653	(10,255,677)	8,174,047

Net Increase (Decrease) in Net Assets
Resulting from Operations	(100,427,236)	50,800,741	(11,080,628)	6,680,699

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(11,317,686)	(38,665,442)	(1,190,409)	(4,343,474)
Tax return of capital	—	—	—	—

Total distributions	(11,317,686)	(38,665,442)	(1,190,409)	(4,343,474)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	9,483,006	167,508,000	3,675,133	20,897,031
Cost of shares redeemed	(206,842,560)	(170,125,412)	(8,121,390)	(32,218,082)

Net Increase (Decrease) from Capital Transactions	(197,359,554)	(2,617,412)	(4,446,257)	(11,321,051)

Total Increase (Decrease) in Net Assets	(309,104,476)	9,517,887	(16,717,294)	(8,983,826)

NET ASSETS
Beginning of Period	$774,684,626	$765,166,739	$78,718,855	$87,702,681

End of Period	$465,580,150	$774,684,626	$62,001,561	$78,718,855

SHARE TRANSACTIONS
Beginning of period	33,600,001	34,200,001	3,600,001	4,100,001
Shares issued	—	—	—	—
Shares issued in-kind	400,000	7,200,000	200,000	1,000,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(9,700,000)	(7,800,000)	(400,000)	(1,500,000)

Shares Outstanding, End of Period	24,300,001	33,600,001	3,400,001	3,600,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	27

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Dynamic Index Fund		FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

OPERATIONS
Net investment income (loss)	$513,027	$1,951,820	$10,346,901	$24,889,422
Net realized gain (loss)	393,921	(5,849,376)	3,332,519	(7,527,589)
Net change in unrealized appreciation (depreciation)	(5,913,907)	7,149,801	9,241,188	50,089,357

Net Increase (Decrease) in Net Assets
Resulting from Operations	(5,006,959)	3,252,245	22,920,608	67,451,190

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(494,177)	(2,113,234)	(7,508,357)	(25,965,622)
Tax return of capital	—	—	—	—

Total distributions	(494,177)	(2,113,234)	(7,508,357)	(25,965,622)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	7,645,835	11,826,312	13,578,735	54,204,646
Cost of shares redeemed	(28,425,561)	(29,055,029)	(100,671,829)	(558,578,038)

Net Increase (Decrease) from Capital Transactions	(20,779,726)	(17,228,717)	(87,093,094)	(504,373,392)

Total Increase (Decrease) in Net Assets	(26,280,862)	(16,089,706)	(71,680,843)	(462,887,824)

NET ASSETS
Beginning of Period	$47,391,023	$63,480,729	$1,178,722,214	$1,641,610,038

End of Period	$21,110,161	$47,391,023	$1,107,041,371	$1,178,722,214

SHARE TRANSACTIONS
Beginning of period	1,900,001	2,700,001	47,954,000	68,954,000
Shares issued	—	—	—	—
Shares issued in-kind	300,000	500,000	550,000	2,250,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(1,200,000)	(1,300,000)	(4,100,000)	(23,250,000)

Shares Outstanding, End of Period	1,000,001	1,900,001	44,404,000	47,954,000

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

28	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund		FlexShares® Disciplined Duration MBS Index Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

OPERATIONS
Net investment income (loss)	$4,759,469	$11,199,560	$536,044	$1,397,033
Net realized gain (loss)	5,411,582	(4,759,734)	168,013	(91,883)
Net change in unrealized appreciation (depreciation)	10,582,354	43,952,592	1,401,777	2,642,747

Net Increase (Decrease) in Net Assets
Resulting from Operations	20,753,405	50,392,418	2,105,834	3,947,897

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(3,458,419)	(11,908,603)	(717,224)	(1,969,840)
Tax return of capital	—	—	—	—

Total distributions	(3,458,419)	(11,908,603)	(717,224)	(1,969,840)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	14,121,426	66,398,177	25,930,845	11,597,196
Cost of shares redeemed	(71,834,599)	(451,724,487)	(3,570,206)	(49,873,216)

Net Increase (Decrease) from Capital Transactions	(57,713,173)	(385,326,310)	22,360,639	(38,276,020)

Total Increase (Decrease) in Net Assets	(40,418,187)	(346,842,495)	23,749,249	(36,297,963)

NET ASSETS
Beginning of Period	$557,184,728	$904,027,223	$35,329,621	$71,627,584

End of Period	$516,766,541	$557,184,728	$59,078,870	$35,329,621

SHARE TRANSACTIONS
Beginning of period	21,850,001	37,750,001	1,500,001	3,150,001
Shares issued	—	—	1,100,000	500,000
Shares issued in-kind	550,000	2,700,000	—	—
Shares redeemed	—	—	(150,000)	(2,150,000)
Shares redeemed in-kind	(2,800,000)	(18,600,000)	—	—

Shares Outstanding, End of Period	19,600,001	21,850,001	2,450,001	1,500,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	29

Statements of Changes in Net Assets (cont.)

	FlexShares® Credit-Scored US Corporate Bond Index Fund		FlexShares® Credit-Scored US Long Corporate Bond Index Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

OPERATIONS
Net investment income (loss)	$1,640,938	$2,939,612	$419,977	$951,493
Net realized gain (loss)	1,647,545	1,212,835	781,126	885,293
Net change in unrealized appreciation (depreciation)	(1,028,293)	6,097,066	(92,367)	3,495,491

Net Increase (Decrease) in Net Assets
Resulting from Operations	2,260,190	10,249,513	1,108,736	5,332,277

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(2,110,318)	(2,860,050)	(393,631)	(997,024)
Tax return of capital	—	—	—	—

Total distributions	(2,110,318)	(2,860,050)	(393,631)	(997,024)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	28,889,273	46,878,290	14,605,329	—
Cost of shares redeemed	—	(17,728,455)	—	(13,407,104)

Net Increase (Decrease) from Capital Transactions	28,889,273	29,149,835	14,605,329	(13,407,104)

Total Increase (Decrease) in Net Assets	29,039,145	36,539,298	15,320,434	(9,071,851)

NET ASSETS
Beginning of Period	$97,275,068	$60,735,770	$17,352,121	$26,423,972

End of Period	$126,314,213	$97,275,068	$32,672,555	$17,352,121

SHARE TRANSACTIONS
Beginning of period	1,850,001	1,250,001	300,001	550,001
Shares issued	550,000	950,000	250,000	—
Shares issued in-kind	—	—	—	—
Shares redeemed	—	(350,000)	—	(200,000)
Shares redeemed in-kind	—	—	—	(50,000)

Shares Outstanding, End of Period	2,400,001	1,850,001	550,001	300,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

30	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® High Yield Value- Scored Bond Index Fund		FlexShares® Ready Access Variable Income Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

OPERATIONS
Net investment income (loss)	$4,656,638	$2,526,915	$2,983,828	$6,748,271
Net realized gain (loss)	(690,836)	(702,418)	(91,866)	(15,793)
Net change in unrealized appreciation (depreciation)	(17,745,382)	996,832	(1,282,327)	1,260,684

Net Increase (Decrease) in Net Assets
Resulting from Operations	(13,779,580)	2,821,329	1,609,635	7,993,162

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(4,278,736)	(3,203,781)	(3,108,184)	(6,639,458)
Tax return of capital	—	(826,269)	—	—

Total distributions	(4,278,736)	(4,030,050)	(3,108,184)	(6,639,458)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	66,349,623	86,540,196	70,182,553	139,613,701
Cost of shares redeemed	—	(33,696,222)	(26,436,867)	(77,220,187)

Net Increase (Decrease) from Capital Transactions	66,349,623	52,843,974	43,745,686	62,393,514

Total Increase (Decrease) in Net Assets	48,291,307	51,635,253	42,247,137	63,747,218

NET ASSETS
Beginning of Period	$100,480,239	$48,844,986	$275,096,899	$211,349,681

End of Period	$148,771,546	$100,480,239	$317,344,036	$275,096,899

SHARE TRANSACTIONS
Beginning of period	2,100,001	1,000,001	3,625,001	2,800,001
Shares issued	1,400,000	1,800,000	925,000	1,850,000
Shares issued in-kind	—	—	—	—
Shares redeemed	—	—	(350,000)	(325,000)
Shares redeemed in-kind	—	(700,000)	—	(700,000)

Shares Outstanding, End of Period	3,500,001	2,100,001	4,200,001	3,625,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	31

Statements of Changes in Net Assets (cont.)

	FlexShares® Core Select Bond Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

OPERATIONS
Net investment income (loss)	$336,786	$993,328
Net realized gain (loss)	397,847	604,900
Net change in unrealized appreciation (depreciation)	583,708	1,964,341

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,318,341	3,562,569

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(375,335)	(998,241)
Tax return of capital	—	—

Total distributions	(375,335)	(998,241)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	5,853,219	14,123,739
Cost of shares redeemed	—	(28,972,275)

Net Increase (Decrease) from Capital Transactions	5,853,219	(14,848,536)

Total Increase (Decrease) in Net Assets	6,796,225	(12,284,208)

NET ASSETS
Beginning of Period	$26,298,691	$38,582,899

End of Period	$33,094,916	$26,298,691

SHARE TRANSACTIONS
Beginning of period	1,025,001	1,625,001
Shares issued	—	—
Shares issued in-kind	225,000	575,000
Shares redeemed	—	—
Shares redeemed in-kind	—	(1,175,000)

Shares Outstanding, End of Period	1,250,001	1,025,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

32	FLEXSHARES SEMIANNUAL REPORT

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FLEXSHARES SEMIANNUAL REPORT	33

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® US Quality Low Volatility Index Fund
Six Months ended April 30, 2020 (Unaudited)	$40.44	$0.35	(a)	$(2.76)	$(2.41)	$(0.28)	$—	$—	$(0.28)
For the period 07/15/19* through 10/31/19	40.00	0.17	(a)	0.35	0.52	(0.08)	—	—	(0.08)

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
Six Months ended April 30, 2020 (Unaudited)	25.60	0.47	(a)	(2.77)	(2.30)	(0.23)	—	—	(0.23)
For the period 07/15/19* through 10/31/19	25.00	0.16	(a)	0.53	0.69	(0.09)	—	—	(0.09)

FlexShares® Emerging Markets Quality Low Volatility Index Fund
Six Months ended April 30, 2020 (Unaudited)	24.94	0.15	(a)	(2.98)	(2.83)	(0.23)	—	—	(0.23)
For the period 07/15/19* through 10/31/19	25.00	0.23	(a)	(0.18)	0.05	(0.11)	—	—	(0.11)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

34	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$37.75	(5.93)%	(6.12)%	0.22%	0.22%	1.78%	1.79%	23%	$43,408
40.44	1.30	1.43	0.23	0.22	1.45	1.45	9	6,067

23.07	(9.02)	(9.54)	0.32	0.32	4.08	4.08	31	41,528
25.60	2.76	3.04	0.32	0.32	2.21	2.21	14	5,120

21.88	(11.47)	(12.26)	0.41	0.40	1.30	1.31	59	6,564
24.94	0.19	0.31	0.40	0.40	3.18	3.18	12	4,989

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	35

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Morningstar US Market Factor Tilt Index Fund
Six Months ended April 30, 2020 (Unaudited)	$119.52	$1.11	(a)	$(13.31)	$(12.20)	$(1.08)	$—	$—	$(1.08)
Year ended October 31, 2019	110.13	1.95	(a)	9.33	11.28	(1.89)	—	—	(1.89)
Year ended October 31, 2018	107.50	2.02	(a)	2.59	4.61	(1.98)	—	—	(1.98)
Year ended October 31, 2017	88.32	1.74	(a)	19.13	20.87	(1.69)	—	—	(1.69)
Year ended October 31, 2016	87.02	1.65	(a)	2.33	3.98	(2.68)	—	—	(2.68)
Year ended October 31, 2015	86.19	1.58	(a)	0.42	2.00	(1.17)	—	—	(1.17)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Six Months ended April 30, 2020 (Unaudited)	62.67	0.70	(a)	(11.73)	(11.03)	(1.01)	—	—	(1.01)
Year ended October 31, 2019	59.76	1.85	(a)	2.89	4.74	(1.83)	—	—	(1.83)
Year ended October 31, 2018	67.51	1.78	(a)	(7.39)	(5.61)	(2.14)	—	—	(2.14)
Year ended October 31, 2017	55.62	1.58	(a)	11.91 (k)	13.49	(1.60)	—	—	(1.60)
Year ended October 31, 2016	58.18	1.59	(a)	(1.55)	0.04	(2.60)	—	—	(2.60)
Year ended October 31, 2015	60.74	1.51	(a)	(2.27)	(0.76)	(1.80)	—	—	(1.80)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

36	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$106.24	(10.18)%	(10.27)%	0.26%	0.25%	1.92%	1.92%	14%	$1,227,085
119.52	10.41	10.41	0.26	0.25	1.72	1.72	28	1,446,137
110.13	4.22	4.19	0.25	0.25	1.77	1.77	15	1,387,665
107.50	23.77	23.72	0.26	0.25	1.73	1.74	22	1,150,199
88.32	4.70	4.77	0.28	0.27	1.92	1.93	26	830,253
87.02	2.30	2.30	0.28	0.27	1.81	1.81	51	761,457

50.63	(17.78)	(18.23)	0.40	0.39	2.37	2.37	10	577,198
62.67	8.13	8.16	0.40	0.39	3.09	3.09	25	965,142
59.76	(8.61)	(9.48)	0.39	0.39	2.65	2.65	34	968,096
67.51	24.58 (k)	25.38	0.40	0.39	2.57	2.57	22	985,608
55.62	0.20	0.80	0.43	0.42	2.91	2.92	35	622,898
58.18	(1.26)	(2.34)	0.43	0.42	2.52	2.53	26	570,188

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	37

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Six Months ended April 30, 2020 (Unaudited)	$50.42	$0.32	(a)	$(7.79)	$(7.47)	$(0.55)	$—	$—	$(0.55)
Year ended October 31, 2019	47.92	1.49	(a)	2.46	3.95	(1.45)	—	—	(1.45)
Year ended October 31, 2018	57.38	1.46	(a)	(9.34)	(7.88)	(1.58)	—	—	(1.58)
Year ended October 31, 2017	47.52	1.28	(a)	9.80	11.08	(1.22)	—	—	(1.22)
Year ended October 31, 2016	45.02	0.97	(a)	3.10	4.07	(1.57)	—	—	(1.57)
Year ended October 31, 2015	52.75	0.92	(a)	(7.65)	(6.73)	(1.00)	—	—	(1.00)

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
Six Months ended April 30, 2020 (Unaudited)	28.22	0.47	(a)	(4.47)	(4.00)	(0.64)	—	—	(0.64)
Year ended October 31, 2019	26.44	0.81	(a)	1.78	2.59	(0.81)	—	—	(0.81)
Year ended October 31, 2018	29.14	0.93	(a)	(2.53)	(1.60)	(0.78)	—	(0.32)	(1.10)
Year ended October 31, 2017	23.97	0.59	(a)	5.27	5.86	(0.69)	—	—	(0.69)
For the period 11/09/15* through 10/31/16	25.00	1.04	(a)	(0.96)	0.08	(0.98)	—	(0.13)	(1.11)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

38	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$42.40	(14.98)%	(15.86)%	0.60%		0.59%		1.31%	1.32%	16%	$233,178
50.42	8.29	8.08	0.60		0.59		2.92	2.93	45	413,414
47.92	(14.05)	(15.22)	0.59		0.59		2.56	2.56	49	488,736
57.38	23.56	23.47	0.60		0.59		2.44	2.44	34	568,071
47.52	9.41	10.65	0.66		0.65		2.23	2.23	34	299,351
45.02	(12.91)	(13.43)	0.66		0.65		1.86	1.87	30	198,073

23.58	(14.50)	(14.70)	0.44	(i)	0.05	(i)	3.13	3.52	5	5,895
28.22	10.02	10.61	0.45	(i)	0.05	(i)	2.62	3.02	4	8,466
26.44	(5.73)	(6.19)	0.46	(i)	0.05	(i)	2.84	3.25	9	7,933
29.14	24.75	24.84	0.46	(i)	0.05	(i)	1.78	2.18	6	18,941
23.97	0.59	0.97	0.55	(i)	0.05	(i)	4.12	4.62	11	3,595

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	39

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund
Six Months ended April 30, 2020 (Unaudited)	$27.21	$0.32	(a)	$(3.12)	$(2.80)	$(0.29)	$—	$—	$(0.29)
Year ended October 31, 2019	26.04	0.78	(a)	1.17	1.95	(0.78)	—	—	(0.78)
Year ended October 31, 2018	30.58	0.63	(a)	(4.35)	(3.72)	(0.79)	—	(0.03)	(0.82)
Year ended October 31, 2017	25.82	0.63	(a)	4.77	5.40	(0.64)	—	—	(0.64)
For the period 11/09/15* through 10/31/16	25.00	0.59	(a)	1.10	1.69	(0.87)	—	—	(0.87)

FlexShares® US Quality Large Cap Index Fund
Six Months ended April 30, 2020 (Unaudited)	34.69	0.31	(a)	(2.34)	(2.03)	(0.30)	—	—	(0.30)
Year ended October 31, 2019	33.44	0.68	(a)	1.29	1.97	(0.72)	—	—	(0.72)
Year ended October 31, 2018	31.83	0.54	(a)	1.58	2.12	(0.51)	—	—	(0.51)
Year ended October 31, 2017	26.15	0.49	(a)	5.65	6.14	(0.46)	—	—	(0.46)
Year ended October 31, 2016	26.62	0.50	(a)	(0.47)	0.03	(0.50)	—	—	(0.50)
For the period 09/23/15* through 10/31/15	25.00	0.03	(a)	1.59	1.62	—	—	—	—

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

40	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)		Net assets, end of period (thousands)

$24.12	(10.43)%	(10.50)%	0.64	%(i)	0.06	%(i)	1.84%	2.42%	—	%(b)	$3,015
27.21	7.52	7.89	0.65	(i)	0.06	(i)	2.23	2.82	5		5,443
26.04	(12.40)	(12.44)	0.65	(i)	0.05	(i)	1.45	2.05	6		4,557
30.58	21.16	20.75	0.65	(i)	0.05	(i)	1.67	2.27	4		41,285
25.82	7.04	7.12	0.72	(i)	0.05	(i)	1.81	2.47	4		33,567

32.36	(5.79)	(5.79)	0.33		0.32		1.83	1.83	15		58,253
34.69	6.04	6.01	0.33		0.32		2.04	2.05	69		51,171
33.44	6.63	6.30	0.33		0.32		1.56	1.57	94		61,859
31.83	23.65	24.08	0.34		0.32		1.65	1.67	64		27,055
26.15	0.12	0.12	0.38		0.32		1.87	1.93	59		6,538
26.62	6.48	6.48	0.42		0.32		1.10	1.20	3		2,662

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	41

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® STOXX® US ESG Impact Index Fund
Six Months ended April 30, 2020 (Unaudited)	$72.29	$0.69	(a)	$(2.05)	$(1.36)	$(0.65)	$—	$—	$(0.65)
Year ended October 31, 2019	64.33	1.21	(a)	7.83	9.04	(1.08)	—	—	(1.08)
Year ended October 31, 2018	60.49	1.09	(a)	3.84	4.93	(1.09)	—	—	(1.09)
Year ended October 31, 2017	49.96	1.05	(a)	10.45	11.50	(0.97)	—	—	(0.97)
For the period 07/13/16* through 10/31/16	50.00	0.27	(a)	(0.15)	0.12	(0.16)	—	—	(0.16)

FlexShares® STOXX® Global ESG Impact Index Fund
Six Months ended April 30, 2020 (Unaudited)	101.77	0.94	(a)	(6.44)	(5.50)	(0.87)	—	—	(0.87)
Year ended October 31, 2019	91.61	2.05	(a)	10.12	12.17	(2.01)	—	—	(2.01)
Year ended October 31, 2018	91.97	1.95	(a)	(0.61)	1.34	(1.70)	—	—	(1.70)
Year ended October 31, 2017	75.52	1.56	(a)	16.67 (k)	18.23	(1.78)	—	—	(1.78)
For the period 07/13/16* through 10/31/16	75.00	0.41	(a)	0.34	0.75	(0.23)	—	—	(0.23)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

42	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$70.28	(1.80)%	(1.96)%	0.33%	0.32%	1.91%	1.91%	33%	$66,765
72.29	14.21	14.26	0.33	0.32	1.78	1.79	75	56,024
64.33	8.13	7.97	0.33	0.32	1.66	1.67	110	28,946
60.49	23.19	23.30	0.35	0.32	1.82	1.85	67	13,610
49.96	0.24	0.28	0.37	0.32	1.75	1.80	20	4,996

95.40	(5.37)	(5.01)	0.43	0.42	1.88	1.88	28	90,630
101.77	13.49	12.96	0.43	0.42	2.15	2.16	66	91,590
91.61	1.38	1.71	0.43	0.42	2.03	2.04	78	73,284
91.97	24.37 (k)	24.55	0.45	0.42	1.81	1.83	64	32,189
75.52	1.00	1.03	0.45	0.42	1.74	1.77	22	7,552

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	43

Financial Highlights (cont.)

		PER SHARE
		Investment Operations					Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)		Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Six Months ended April 30, 2020 (Unaudited)	$31.40	$0.43	(a)	$(5.32)		$(4.89)	$(0.47)	$—	$—	$(0.47)
Year ended October 31, 2019	31.51	1.08	(a)	(0.09)		0.99	(1.10)	—	—	(1.10)
Year ended October 31, 2018	31.59	0.91	(a)	(0.13)		0.78	(0.86)	—	—	(0.86)
Year ended October 31, 2017	27.40	0.70	(a)	4.13	(k)	4.83	(0.64)	—	—	(0.64)
Year ended October 31, 2016	25.52	0.55	(a)	2.73		3.28	(1.40)	—	—	(1.40)
Year ended October 31, 2015	33.18	0.94	(a)	(7.74)		(6.80)	(0.86)	—	—	(0.86)

FlexShares® STOXX® Global Broad Infrastructure Index Fund
Six Months ended April 30, 2020 (Unaudited)	52.56	0.56	(a)	(6.62)		(6.06)	(0.54)	—	—	(0.54)
Year ended October 31, 2019	45.09	1.35	(a)	7.34		8.69	(1.22)	—	—	(1.22)
Year ended October 31, 2018	47.85	1.36	(a)	(2.71)		(1.35)	(1.41)	—	—	(1.41)
Year ended October 31, 2017	43.49	1.37	(a)	4.40		5.77	(1.41)	—	—	(1.41)
Year ended October 31, 2016	43.30	1.34	(a)	(0.02	)(g)	1.32	(1.13)	—	—	(1.13)
Year ended October 31, 2015	45.84	1.13	(a)	(2.67)		(1.54)	(1.00)	—	—	(1.00)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

44	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$26.04	(15.45)%	(16.13)%	0.47%	0.46%	2.90%	2.90%	13%	$3,140,031
31.40	3.16	3.06	0.47	0.46	3.40	3.41	24	5,510,201
31.51	2.33	2.01	0.46	0.46	2.72	2.72	30	5,435,783
31.59	17.81 (k)	17.97	0.47	0.46	2.36	2.36	18	4,760,397
27.40	13.84	14.05	0.49	0.48	2.20	2.20	18	2,822,012
25.52	(20.97)	(21.05)	0.49	0.48	3.17	3.17	13	2,004,234

45.96	(11.55)	(11.99)	0.48	0.47	2.23	2.23	10	1,491,259
52.56	19.52	19.99	0.48	0.47	2.73	2.74	12	1,477,030
45.09	(2.90)	(3.25)	0.47	0.47	2.88	2.89	13	773,363
47.85	13.44	13.23	0.48	0.47	2.97	2.98	12	875,628
43.49	3.09	3.26	0.48	0.47	3.09	3.10	14	669,676
43.30	(3.40)	(4.03)	0.48	0.47	2.52	2.53	15	467,681

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	45

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains		Tax return of capital	Total

FlexShares® Global Quality Real Estate Index Fund
Six Months ended April 30, 2020 (Unaudited)	$66.60	$0.83	(a)	$(14.70)	$(13.87)	$(1.74)	$—		$—	$(1.74)
Year ended October 31, 2019	57.96	1.76	(a)	8.68	10.44	(1.80)	—		—	(1.80)
Year ended October 31, 2018	62.02	1.80	(a)	(3.99)	(2.19)	(1.87)	—		—	(1.87)
Year ended October 31, 2017	57.12	0.99	(a)	5.54	6.53	(1.63)	—		—	(1.63)
Year ended October 31, 2016	57.47	1.90	(a)	(0.58)	1.32	(1.67)	—		—	(1.67)
Year ended October 31, 2015	55.24	1.36	(a)	2.25	3.61	(1.38)	—		—	(1.38)

FlexShares® Real Assets Allocation Index Fund
Six Months ended April 30, 2020 (Unaudited)	30.30	0.51	(a)	(5.38)	(4.87)	(0.50)	—		—	(0.50)
Year ended October 31, 2019	26.45	0.76	(a)	3.85	4.61	(0.76)	—		—	(0.76)
Year ended October 31, 2018	28.08	0.80	(a)	(1.64)	(0.84)	(0.79)	0.00	(h)	—	(0.79)
Year ended October 31, 2017	25.63	0.66	(a)	2.54	3.20	(0.75)	—		—	(0.75)
For the period 11/23/15* through 10/31/16	25.00	0.86	(a)	0.51 (g)	1.37	(0.74)	—		—	(0.74)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

46	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$50.99	(21.30)%	(21.87)%	0.46%		0.45%		2.77%	2.78%	30%	$328,880
66.60	18.37	18.65	0.46		0.45		2.80	2.81	53	376,264
57.96	(3.69)	(3.95)	0.46		0.45		2.92	2.92	61	275,332
62.02	11.71	11.71	0.46		0.45		1.67	1.67	64	244,970
57.12	2.28	2.44	0.46		0.45		3.26	3.27	57	197,049
57.47	6.60	5.93	0.46		0.45		2.39	2.40	81	132,184

24.93	(16.28)	(16.50)	0.57	(i)	0.11	(i)	3.12	3.58	3	8,726
30.30	17.69	17.72	0.58	(i)	0.11	(i)	2.22	2.69	4	11,361
26.45	(3.09)	(3.32)	0.59	(i)	0.11	(i)	2.39	2.87	5	13,887
28.08	12.73	13.05	0.65	(i)	0.11	(i)	1.88	2.42	11	6,318

25.63	5.56	5.60	0.72	(i)	0.11	(i)	3.03	3.64	11	1,282

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	47

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Quality Dividend Index Fund
Six Months ended April 30, 2020 (Unaudited)	$46.33	$0.67	(a)	$(5.73)	$(5.06)	$(0.65)	$(0.25)	$—	$(0.90)
Year ended October 31, 2019	44.53	1.24	(a)	2.29	3.53	(1.19)	(0.54)	—	(1.73)
Year ended October 31, 2018	42.57	1.20	(a)	1.98	3.18	(1.22)	—	—	(1.22)
Year ended October 31, 2017	37.11	1.23	(a)	5.43	6.66	(1.20)	—	—	(1.20)
Year ended October 31, 2016	35.99	1.23	(a)	1.03	2.26	(1.14)	—	—	(1.14)
Year ended October 31, 2015	35.77	1.08	(a)	0.14	1.22	(1.00)	—	—	(1.00)

FlexShares® Quality Dividend Defensive Index Fund
Six Months ended April 30, 2020 (Unaudited)	46.25	0.66	(a)	(5.32)	(4.66)	(0.62)	(0.36)	—	(0.98)
Year ended October 31, 2019	44.46	1.22	(a)	3.35	4.57	(1.14)	(1.64)	—	(2.78)
Year ended October 31, 2018	42.04	1.21	(a)	2.45	3.66	(1.24)	—	—	(1.24)
Year ended October 31, 2017	36.82	1.18	(a)	5.18	6.36	(1.14)	—	—	(1.14)
Year ended October 31, 2016	35.81	1.11	(a)	0.99	2.10	(1.09)	—	—	(1.09)
Year ended October 31, 2015	34.99	1.03	(a)	0.72	1.75	(0.93)	—	—	(0.93)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

48	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$40.37	(11.00)%	(11.10)%	0.38%	0.37%	3.00%	3.00%	40%	$1,298,000
46.33	8.45	8.52	0.38	0.37	2.80	2.81	95	1,707,344
44.53	7.42	7.40	0.37	0.37	2.64	2.64	76	1,759,108
42.57	18.10	18.03	0.38	0.37	3.00	3.00	89	1,815,665
37.11	6.41	6.43	0.38	0.37	3.38	3.38	85	1,438,149
35.99	3.43	3.52	0.38	0.37	2.99	2.99	86	703,615

40.61	(10.18)	(10.28)	0.38	0.37	2.99	3.00	43	456,828
46.25	11.40	11.40	0.38	0.37	2.76	2.76	91	450,963
44.46	8.69	8.74	0.38	0.37	2.70	2.71	94	320,091
42.04	17.44	17.41	0.38	0.37	2.94	2.95	74	313,167
36.82	5.96	5.96	0.38	0.37	3.09	3.10	72	252,223
35.81	5.04	5.13	0.38	0.37	2.87	2.88	92	191,606

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	49

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Quality Dividend Dynamic Index Fund
Six Months ended April 30, 2020 (Unaudited)	$45.49	$0.69	(a)	$(5.72)	$(5.03)	$(0.99)	$—	$—	$(0.99)
Year ended October 31, 2019	42.20	1.21	(a)	3.26	4.47	(1.18)	—	—	(1.18)
Year ended October 31, 2018	41.84	1.15	(a)	0.40	1.55	(1.19)	—	—	(1.19)
Year ended October 31, 2017	35.32	1.19	(a)	6.45	7.64	(1.12)	—	—	(1.12)
Year ended October 31, 2016	35.14	1.11	(a)	0.31 (g)	1.42	(1.24)	—	—	(1.24)
Year ended October 31, 2015	35.83	1.14	(a)	(0.82)	0.32	(1.01)	—	—	(1.01)

FlexShares® International Quality Dividend Index Fund
Six Months ended April 30, 2020 (Unaudited)	23.06	0.40	(a)	(3.93)	(3.53)	(0.37)	—	—	(0.37)
Year ended October 31, 2019	22.37	1.13	(a)	0.70	1.83	(1.14)	—	—	(1.14)
Year ended October 31, 2018	26.27	1.22	(a)	(3.86)	(2.64)	(1.26)	—	—	(1.26)
Year ended October 31, 2017	22.45	1.06	(a)	3.69	4.75	(0.93)	—	—	(0.93)
Year ended October 31, 2016	23.03	0.92	(a)	(0.68)	0.24	(0.82)	—	—	(0.82)
Year ended October 31, 2015	26.15	1.01	(a)	(3.18)	(2.17)	(0.95)	—	—	(0.95)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

50	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$39.47	(10.80)%	(10.82)%	0.38%	0.37%	3.04%	3.05%	41%	$15,789
45.49	10.86	10.89	0.38	0.37	2.81	2.82	77	52,308
42.20	3.59	3.67	0.38	0.37	2.61	2.62	77	44,305
41.84	21.81	21.59	0.38	0.37	2.99	3.00	63	58,571
35.32	4.16	4.43	0.38	0.37	3.23	3.25	69	52,979
35.14	0.89	0.78	0.38	0.37	3.15	3.16	87	73,804

19.16	(15.35)	(16.43)	0.48	0.47	3.59	3.59	34	465,580
23.06	8.41	9.09	0.48	0.47	4.98	4.98	71	774,685
22.37	(10.48)	(11.30)	0.47	0.47	4.77	4.78	71	765,167
26.27	21.50	21.80	0.48	0.47	4.27	4.28	69	979,701
22.45	1.16	2.05	0.48	0.47	4.17	4.18	68	496,050
23.03	(8.45)	(9.95)	0.48	0.47	4.08	4.09	77	430,590

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	51

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® International Quality Dividend Defensive Index Fund
Six Months ended April 30, 2020 (Unaudited)	$21.87	$0.37	(a)	$(3.66)	$(3.29)	$(0.34)	$—	$—	$(0.34)
Year ended October 31, 2019	21.39	1.09	(a)	0.51	1.60	(1.12)	—	—	(1.12)
Year ended October 31, 2018	25.06	1.14	(a)	(3.54)	(2.40)	(1.27)	—	—	(1.27)
Year ended October 31, 2017	22.16	0.99	(a)	2.81	3.80	(0.90)	—	—	(0.90)
Year ended October 31, 2016	22.54	0.83	(a)	(0.35)	0.48	(0.86)	—	—	(0.86)
Year ended October 31, 2015	25.55	0.94	(a)	(3.04)	(2.10)	(0.91)	—	—	(0.91)

FlexShares® International Quality Dividend Dynamic Index Fund
Six Months ended April 30, 2020 (Unaudited)	24.94	0.30	(a)	(3.83)	(3.53)	(0.30)	—	—	(0.30)
Year ended October 31, 2019	23.51	1.05	(a)	1.52	2.57	(1.14)	—	—	(1.14)
Year ended October 31, 2018	27.82	1.32	(a)	(4.34)	(3.02)	(1.29)	—	—	(1.29)
Year ended October 31, 2017	23.47	1.11	(a)	4.08	5.19	(0.84)	—	—	(0.84)
Year ended October 31, 2016	23.82	0.83	(a)	(0.13)	0.70	(0.98)	—	(0.07)	(1.05)
Year ended October 31, 2015	26.50	0.88	(a)	(2.50)	(1.62)	(1.06)	—	—	(1.06)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

52	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$18.24	(15.08)%	(15.51)%	0.48%	0.47%	3.59%	3.60%	35%	$62,002
21.87	7.66	8.12	0.48	0.47	5.02	5.03	63	78,719
21.39	(10.03)	(10.91)	0.48	0.47	4.68	4.68	69	87,703
25.06	17.45	17.69	0.48	0.47	4.18	4.19	72	95,217
22.16	2.24	3.39	0.48	0.47	3.78	3.79	73	77,561
22.54	(8.37)	(9.81)	0.48	0.47	3.86	3.87	77	87,893

21.11	(14.15)	(15.80)	0.48	0.47	2.44	2.45	43	21,110
24.94	11.30	12.23	0.48	0.47	4.36	4.37	88	47,391
23.51	(11.34)	(12.11)	0.48	0.47	4.83	4.83	75	63,481
27.82	22.37	22.91	0.48	0.47	4.19	4.20	76	91,796
23.47	3.17	3.96	0.49	0.47	3.70	3.72	75	18,777
23.82	(6.28)	(8.00)	0.48	0.47	3.43	3.43	89	35,726

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	53

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Six Months ended April 30, 2020 (Unaudited)	$24.58	$0.22	(a)	$0.29	$0.51	$(0.16)	$—	$—	$(0.16)
Year ended October 31, 2019	23.81	0.46	(a)	0.79	1.25	(0.48)	—	—	(0.48)
Year ended October 31, 2018	24.60	0.68	(a)	(0.78)	(0.10)	(0.69)	—	—	(0.69)
Year ended October 31, 2017	24.82	0.37	(a)	(0.27)	0.10	(0.32)	—	—	(0.32)
Year ended October 31, 2016	24.38	0.15	(a)	0.47	0.62	(0.16)	—	(0.02)	(0.18)
Year ended October 31, 2015	24.73	(0.10	)(a)	(0.23)	(0.33)	—	—	(0.02)	(0.02)

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Six Months ended April 30, 2020 (Unaudited)	25.50	0.23	(a)	0.80	1.03	(0.16)	—	—	(0.16)
Year ended October 31, 2019	23.95	0.44	(a)	1.59	2.03	(0.48)	—	—	(0.48)
Year ended October 31, 2018	25.06	0.71	(a)	(1.08)	(0.37)	(0.74)	—	—	(0.74)
Year ended October 31, 2017	25.45	0.47	(a)	(0.45)	0.02	(0.41)	—	—	(0.41)
Year ended October 31, 2016	24.56	0.30	(a)	0.88	1.18	(0.27)	—	(0.02)	(0.29)
Year ended October 31, 2015	24.87	0.05	(a)	(0.30)	(0.25)	(0.05)	—	(0.01)	(0.06)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

54	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$24.93	2.09%	2.05%	0.19%	0.18%	1.80%	1.80%	37%	$1,107,041
24.58	5.30	5.35	0.19	0.18	1.89	1.89	52	1,178,722
23.81	(0.41)	(0.49)	0.18	0.18	2.79	2.80	85	1,641,610
24.60	0.42	0.46	0.21	0.20	1.49	1.50	134	2,113,130
24.82	2.55	2.55	0.21	0.20	0.62	0.63	105	1,841,902
24.38	(1.34)	(1.46)	0.21	0.20	(0.40)	(0.39)	83	1,978,311

26.37	4.07	3.96	0.19	0.18	1.78	1.78	32	516,767
25.50	8.53	8.45	0.19	0.18	1.77	1.78	41	557,185
23.95	(1.51)	(1.51)	0.18	0.18	2.88	2.88	65	904,027
25.06	0.08	0.08	0.21	0.20	1.86	1.87	87	819,372
25.45	4.81	4.64	0.21	0.20	1.18	1.19	72	651,605
24.56	(1.00)	(1.04)	0.21	0.20	0.19	0.20	113	432,210

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	55

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Disciplined Duration MBS Index Fund
Six Months ended April 30, 2020 (Unaudited)	$23.55	$0.25	(a)	$0.66	$0.91	$(0.35)	$—	$—	$(0.35)
Year ended October 31, 2019	22.74	0.61	(a)	1.03	1.64	(0.83)	—	—	(0.83)
Year ended October 31, 2018	23.86	0.49	(a)	(0.88)	(0.39)	(0.73)	—	—	(0.73)
Year ended October 31, 2017	24.74	0.39	(a)	(0.50)	(0.11)	(0.77)	—	—	(0.77)
Year ended October 31, 2016	24.87	0.45	(a)	0.29	0.74	(0.87)	—	—	(0.87)
Year ended October 31, 2015	25.12	0.37	(a)	0.06 (g)	0.43	(0.68)	0.00 (h)	—	(0.68)

FlexShares® Credit-Scored US Corporate Bond Index Fund
Six Months ended April 30, 2020 (Unaudited)	52.58	0.74	(a)	0.28	1.02	(0.75)	(0.22)	—	(0.97)
Year ended October 31, 2019	48.59	1.63	(a)	3.94	5.57	(1.58)	—	—	(1.58)
Year ended October 31, 2018	50.98	1.40	(a)	(2.43)	(1.03)	(1.36)	—	—	(1.36)
Year ended October 31, 2017	51.49	1.26	(a)	(0.34)	0.92	(1.23)	(0.20)	—	(1.43)
Year ended October 31, 2016	50.32	1.21	(a)	1.13	2.34	(1.17)	—	—	(1.17)
For the period 11/12/14* through 10/31/15	50.00	1.12	(a)	0.18	1.30	(0.98)	—	—	(0.98)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

56	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements		Net investment Income before reimbursements	Net investment Income net of reimbursements		Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$24.11	3.90%	3.90%	0.20%	0.20%		2.12%	2.12%		53%	$59,079
23.55	7.36	7.07	0.21	0.20		2.64	2.65		61	35,330
22.74	(1.65)	(1.31)	0.21	0.20		2.09	2.10		160	71,628
23.86	(0.44)	(0.53)	0.21	0.20		1.61	1.62		61	38,183
24.74	3.02	2.69	0.21	—	(j)	1.62	1.83	(j)	89	42,063
24.87	1.74	2.02	0.22	0.20		1.44	1.46		179	23,627

52.63	2.03	2.17	0.22	0.22		2.84	2.84		47	126,314
52.58	11.66	11.56	0.23	0.22		3.20	3.21		65	97,275
48.59	(2.05)	(2.23)	0.23	0.22		2.83	2.84		76	60,736
50.98	1.85	1.99	0.23	0.22		2.48	2.49		65	50,982
51.49	4.71	4.70	0.24	0.22		2.34	2.36		59	36,041
50.32	2.61	2.78	0.26	0.22		2.26	2.30		69	12,581

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	57

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Six Months ended April 30, 2020 (Unaudited)	$57.84	$0.99	(a)	$1.54	$2.53	$(0.97)	$—	$—	$(0.97)
Year ended October 31, 2019	48.04	2.11	(a)	9.89	12.00	(2.20)	—	—	(2.20)
Year ended October 31, 2018	53.88	2.07	(a)	(5.87)	(3.80)	(2.04)	—	—	(2.04)
Year ended October 31, 2017	53.83	2.06	(a)	0.74	2.80	(2.07)	(0.68)	—	(2.75)
Year ended October 31, 2016	50.29	2.14	(a)	3.56	5.70	(2.16)	—	—	(2.16)
For the period 09/23/15* through 10/31/15	50.00	0.23	(a)	0.06	0.29	—	—	—	—

FlexShares® High Yield Value-Scored Bond Index Fund
Six Months ended April 30, 2020 (Unaudited)	47.85	1.52	(a)	(5.41)	(3.89)	(1.45)	—	—	(1.45)
Year ended October 31, 2019	48.84	2.67	(a)	0.78	3.45	(3.57)	—	(0.87)	(4.44)
For the period 07/17/18* through 10/31/18	50.00	1.68	(a)	(1.60)	0.08	(1.24)	—	—	(1.24)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

58	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$59.40	4.54%	4.13%	0.22%	0.22%	3.42%	3.42%	44%	$32,673
57.84	25.57	25.51	0.23	0.22	4.06	4.07	44	17,352
48.04	(7.24)	(7.86)	0.23	0.22	4.05	4.06	93	26,424
53.88	5.58	4.25	0.24	0.22	3.92	3.94	91	18,858
53.83	11.60	12.75	0.25	0.22	4.01	4.04	80	13,457
50.29	0.56	1.16	0.27	0.22	4.38	4.43	—	5,029

42.51	(8.31)	(7.33)	0.37	0.37	6.62	6.62	27	148,772
47.85	7.48	7.64	0.38	0.37	5.56	5.57	44	100,480
48.84	0.13	0.13	0.38	0.37	11.56	11.57	18	48,845

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	59

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Ready Access Variable Income Fund
Six Months ended April 30, 2020 (Unaudited)	$75.89	$0.75	(a)	$(0.28)	$0.47	$(0.79)	$(0.01)	$—	$(0.80)
Year ended October 31, 2019	75.48	1.98	(a)	0.41	2.39	(1.98)	—	—	(1.98)
Year ended October 31, 2018	75.61	1.58	(a)	(0.24)	1.34	(1.47)	—	—	(1.47)
Year ended October 31, 2017	75.56	0.89	(a)	0.00 (h)	0.89	(0.84)	—	—	(0.84)
Year ended October 31, 2016	75.36	0.65	(a)	0.23	0.88	(0.63)	(0.05)	—	(0.68)
Year ended October 31, 2015	75.61	0.43	(a)	(0.15)	0.28	(0.42)	(0.11)	—	(0.53)

FlexShares® Core Select Bond Fund
Six Months ended April 30, 2020 (Unaudited)	25.66	0.30	(a)	0.85	1.15	(0.33)	—	—	(0.33)
Year ended October 31, 2019	23.74	0.73	(a)	1.93	2.66	(0.74)	—	—	(0.74)
Year ended October 31, 2018	25.08	0.63	(a)	(1.31)	(0.68)	(0.66)	—	—	(0.66)
For the period 11/18/16* through 10/31/17	25.00	0.55	(a)	0.15	0.70	(0.62)	—	—	(0.62)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

60	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$75.56	0.62%	0.58%	0.25%		0.25%		1.99%	%1.99	39%	$317,344
75.89	3.21	3.18	0.26		0.25		2.61	2.62	73	275,097
75.48	1.80	1.91	0.26		0.25		2.09	2.10	131	211,350
75.61	1.18	1.06	0.26		0.25		1.17	1.18	71	162,557
75.56	1.19	1.18	0.26		0.25		0.86	0.87	59	109,564
75.36	0.36	0.28	0.26		0.25		0.56	0.57	38	97,962

26.48	4.49	4.41	0.35	(i)	0.21	(i)	2.17	2.32	68	33,095
25.66	11.38	11.41	0.36	(i)	0.19	(i)	2.80	2.97	135	26,299
23.74	(2.73)	(2.92)	0.36	(i)	0.16	(i)	2.41	2.61	53	38,583
25.08	2.86	3.19	0.43	(i)	0.16	(i)	2.08	2.35	99	3,762

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	61

Schedule of Investments

FlexShares® US Quality Low Volatility Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.2%

Aerospace & Defense – 2.0%

Lockheed Martin Corp.	2,001	$778,509

Northrop Grumman Corp.	184	60,843

Teledyne Technologies, Inc.*	46	14,981
		854,333

Banks – 1.6%

Commerce Bancshares, Inc.	5,681	347,620

Investors Bancorp, Inc.	22,655	210,918

JPMorgan Chase & Co.	1,334	127,744

M&T Bank Corp.	46	5,156
		691,438

Beverages – 5.2%

Coca-Cola Co. (The)	17,641	809,545

PepsiCo, Inc.	11,017	1,457,439
		2,266,984

Capital Markets – 2.1%

Intercontinental Exchange, Inc.	4,853	434,101

Nasdaq, Inc.	2,346	257,286

S&P Global, Inc.	736	215,559
		906,946

Chemicals – 0.7%

Ecolab, Inc.	1,633	315,986

Commercial Services & Supplies – 1.9%

Advanced Disposal Services, Inc.*	7,797	251,453

Cintas Corp.	115	25,511

Clean Harbors, Inc.*	2,530	135,178

Republic Services, Inc.	2,852	223,426

Tetra Tech, Inc.	2,737	206,041
		841,609

Communications Equipment – 0.4%

EchoStar Corp., Class A*	5,773	182,138

Consumer Finance – 0.9%

Credit Acceptance Corp.*	897	279,478

FirstCash, Inc.	1,725	123,924
		403,402

Investments	Shares	Value

Distributors – 0.6%

Pool Corp.	1,265	$267,750

Diversified Consumer Services – 0.3%

H&R Block, Inc.	8,395	139,777

Diversified Financial Services – 2.3%

Berkshire Hathaway, Inc., Class B*	5,313	995,444

Diversified Telecommunication Services – 6.2%

AT&T, Inc.	28,382	864,800

Verizon Communications, Inc.	31,901	1,832,712
		2,697,512

Electric Utilities – 3.3%

American Electric Power Co., Inc.	3,174	263,791

Duke Energy Corp.	115	9,736

IDACORP, Inc.	3,266	299,753

NextEra Energy, Inc.	1,288	297,683

Pinnacle West Capital Corp.	3,588	276,240

Portland General Electric Co.	5,566	260,433
		1,407,636

Electronic Equipment, Instruments & Components – 0.5%

Dolby Laboratories, Inc., Class A	3,680	220,910

Entertainment – 0.2%

Cinemark Holdings, Inc.	5,773	82,438

Equity Real Estate Investment Trusts (REITs) – 6.0%

AvalonBay Communities, Inc.	1,863	303,576

Camden Property Trust	2,323	204,586

Crown Castle International Corp.	1,472	234,681

Equinix, Inc.	115	77,648

Equity LifeStyle Properties, Inc.	5,336	321,814

Essex Property Trust, Inc.	1,265	308,786

Extra Space Storage, Inc.	253	22,325

Federal Realty Investment Trust	1,656	137,895

Life Storage, Inc.	1,725	151,093

National Health Investors, Inc.	4,324	238,079

National Retail Properties, Inc.	1,909	62,310

Public Storage	1,886	349,759

Realty Income Corp.	3,542	194,527
		2,607,079

See Accompanying Notes to the Financial Statements.

62	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food & Staples Retailing – 0.9%

Casey’s General Stores, Inc.	506	$76,613

Sysco Corp.	5,773	324,847
		401,460

Food Products – 3.0%

Flowers Foods, Inc.	6,486	144,508

Hershey Co. (The)	2,599	344,186

Hormel Foods Corp.	5,773	270,465

JM Smucker Co. (The)	621	71,359

Kellogg Co.	1,012	66,286

McCormick & Co., Inc. (Non-Voting)	2,507	393,198
		1,290,002

Health Care Equipment & Supplies – 0.7%

Stryker Corp.	1,656	308,728

Health Care Providers & Services – 1.6%

Chemed Corp.	552	229,947

Encompass Health Corp.	3,289	217,896

Quest Diagnostics, Inc.	1,771	195,005

UnitedHealth Group, Inc.	92	26,907
		669,755

Hotels, Restaurants & Leisure – 4.7%

Cracker Barrel Old Country Store, Inc.	1,564	152,333

Domino’s Pizza, Inc.	805	291,354

Dunkin’ Brands Group, Inc.	3,496	219,689

Restaurant Brands International, Inc.	4,278	210,905

Starbucks Corp.	4,669	358,252

Wendy’s Co. (The)	11,017	218,798

Wyndham Destinations, Inc.	7,958	203,486

Yum! Brands, Inc.	4,186	361,796
		2,016,613

Household Durables – 0.6%

Helen of Troy Ltd.*	1,679	275,826

Household Products – 0.7%

Clorox Co. (The)	1,656	308,745

Industrial Conglomerates – 0.9%

Honeywell International, Inc.	2,737	388,380

Investments	Shares	Value

Insurance – 6.2%

Alleghany Corp.	322	$171,855

Allstate Corp. (The)	3,611	367,311

American Financial Group, Inc.	2,415	159,970

Arthur J Gallagher & Co.	1,196	93,886

Assured Guaranty Ltd.	4,830	143,596

Chubb Ltd.	2,254	243,454

Fidelity National Financial, Inc.	1,288	34,840

First American Financial Corp.	2,438	112,440

Hanover Insurance Group, Inc. (The)	2,852	286,284

Old Republic International Corp.	5,612	89,511

Progressive Corp. (The)	92	7,112

RenaissanceRe Holdings Ltd.	1,334	194,777

RLI Corp.	2,737	199,336

Travelers Cos., Inc. (The)	3,243	328,224

WR Berkley Corp.	5,014	270,756
		2,703,352

Interactive Media & Services – 1.9%

Alphabet, Inc., Class A*	184	247,793

Alphabet, Inc., Class C*	207	279,173

Facebook, Inc., Class A*	1,472	301,333
		828,299

IT Services – 10.2%

Accenture plc, Class A	3,266	604,830

Automatic Data Processing, Inc.	828	121,459

Evo Payments, Inc., Class A*	8,717	173,555

Genpact Ltd.	8,878	305,670

Jack Henry & Associates, Inc.	1,081	176,798

Mastercard, Inc., Class A	5,888	1,619,023

Switch, Inc., Class A	598	10,268

Visa, Inc., Class A	7,314	1,307,158

Wix.com Ltd.*	644	84,242
		4,403,003

Life Sciences Tools & Services – 0.9%

ICON plc*	2,277	365,390

QIAGEN NV*	897	37,396
		402,786

Media – 1.8%

Cable One, Inc.	145	277,365

Charter Communications, Inc., Class A*	874	432,831

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	63

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – (continued)

Liberty Global plc, Class C*	4,163	$76,224
		786,420

Metals & Mining – 1.1%

Royal Gold, Inc.	3,749	459,365

Multi-Utilities – 2.1%

Consolidated Edison, Inc.	2,990	235,612

DTE Energy Co.	2,047	212,356

NorthWestern Corp.	1,564	90,227

WEC Energy Group, Inc.	4,209	381,125
		919,320

Oil, Gas & Consumable Fuels – 1.4%

Chevron Corp.	4,278	393,576

Exxon Mobil Corp.	897	41,684

Kinder Morgan, Inc.	10,074	153,427
		588,687

Pharmaceuticals – 10.5%

Eli Lilly and Co.	6,877	1,063,459

Johnson & Johnson	15,433	2,315,567

Merck & Co., Inc.	13,386	1,062,045

Pfizer, Inc.	782	29,998

Zoetis, Inc.	621	80,302
		4,551,371

Professional Services – 0.6%

Verisk Analytics, Inc.	1,702	260,117

Semiconductors & Semiconductor Equipment – 0.2%

NXP Semiconductors NV	897	89,314

Software – 6.4%

Adobe, Inc.*	92	32,535

Check Point Software Technologies Ltd.*	3,473	367,235

Globant SA*	2,047	236,776

Intuit, Inc.	483	130,318

J2 Global, Inc.	4,025	324,576

Microsoft Corp.	8,694	1,558,052

Tyler Technologies, Inc.*	414	132,766
		2,782,258

Investments	Shares	Value

Specialty Retail – 2.7%

Home Depot, Inc. (The)	2,231	$490,441

O’Reilly Automotive, Inc.*	759	293,232

Ross Stores, Inc.	1,702	155,495

TJX Cos., Inc. (The)	4,761	233,527
		1,172,695

Technology Hardware, Storage & Peripherals – 3.7%

Apple, Inc.	5,520	1,621,776

Thrifts & Mortgage Finance – 0.5%

Essent Group Ltd.	7,912	216,156

Transportation Infrastructure – 0.4%

Macquarie Infrastructure Corp.	5,704	157,373

Water Utilities – 0.7%

American States Water Co.	3,726	295,733

Wireless Telecommunication Services – 0.6%

T-Mobile US, Inc.*	3,082	270,600
Total Common Stocks (Cost $45,456,493)		43,049,516
	Principal Amount

SHORT-TERM INVESTMENTS – 0.1%

U.S. TREASURY OBLIGATIONS – 0.1%

U.S. Treasury Bills 0.15%, 7/16/2020(a) (b) (Cost $39,987)	$40,000	39,993
Total Investments – 99.3% (Cost $45,496,480)		43,089,509

Other Assets Less Liabilities – 0.7%		318,252
NET ASSETS – 100.0%		$43,407,761

*	Non-income producing security.

(a)	All or a portion of the security pledged as collateral for Futures Contracts.

(b)	The rate shown was the current yield as of April 30, 2020.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

64	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Low Volatility Index Fund (cont.)

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$750,773
Aggregate gross unrealized depreciation	(3,152,211)
Net unrealized depreciation	$(2,401,438)
Federal income tax cost	$45,497,065

Futures Contracts

FlexShares® US Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	2	06/19/2020	USD	$290,240	$6,118

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	65

Schedule of Investments

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.1%

Aerospace & Defense – 0.2%

Thales SA	1,242	$94,055

Air Freight & Logistics – 0.4%

SG Holdings Co. Ltd.	5,400	151,090

Airlines – 0.6%

Deutsche Lufthansa AG (Registered)*	6,570	58,706

Japan Airlines Co. Ltd.	10,800	195,932
		254,638

Auto Components – 0.1%

Bridgestone Corp.	1,800	56,861

Automobiles – 0.3%

Toyota Motor Corp.	1,800	112,206

Banks – 7.5%

Bank Hapoalim BM	17,532	113,550

Bank Leumi Le-Israel BM	54,990	299,277

Bank of Nova Scotia (The)	10,548	423,758

BNP Paribas SA	5,958	187,127

Commonwealth Bank of Australia	15,462	634,609

Hang Seng Bank Ltd.	18,000	316,936

Royal Bank of Canada	8,856	545,980

Skandinaviska Enskilda Banken AB, Class A	1,728	14,214

Sumitomo Mitsui Financial Group, Inc.	10,900	289,892

Swedbank AB, Class A	1,692	19,984

Toronto-Dominion Bank (The)	3,996	167,326

Westpac Banking Corp.	11,178	119,141
		3,131,794

Beverages – 1.1%

Carlsberg A/S, Class B	432	54,461

Diageo plc	7,182	249,123

Suntory Beverage & Food Ltd.	3,600	136,513

Thai Beverage PCL	73,800	36,174
		476,271

Capital Markets – 1.0%

Deutsche Boerse AG	2,700	419,199

Investments	Shares		Value

Chemicals – 2.7%

Air Liquide SA	4,176		$531,038

Akzo Nobel NV	2,646		200,553

Givaudan SA (Registered)	72		241,181

Symrise AG	1,368		138,330
			1,111,102

Commercial Services & Supplies – 1.6%

Brambles Ltd.	33,714		244,564

Secom Co. Ltd.	3,800		319,998

Securitas AB, Class B	8,730		103,190
			667,752

Communications Equipment – 0.2%

Telefonaktiebolaget LM Ericsson, Class B	8,658		75,436

Construction & Engineering – 0.1%

Eiffage SA	306		25,037

Consumer Finance – 0.0%(a)

Isracard Ltd.	—	(b)	1

Diversified Financial Services – 0.4%

M&G plc	84,060		140,223

Sofina SA	36		8,478
			148,701

Diversified Telecommunication Services – 4.2%

BCE, Inc.	2,826		114,529

Deutsche Telekom AG (Registered)	24,030		350,715

Elisa OYJ	6,300		382,558

HKT Trust & HKT Ltd.	90,000		144,653

Nippon Telegraph & Telephone Corp.	10,800		246,733

Orange SA	17,442		212,726

Proximus SADP	7,272		155,079

Singapore Telecommunications Ltd.	54,000		108,560

Spark New Zealand Ltd.	6,894		18,884

Telia Co. AB	4,482		15,487
			1,749,924

Electric Utilities – 2.9%

Chubu Electric Power Co., Inc.	10,800		147,303

Chugoku Electric Power Co., Inc. (The)	9,000		121,700

See Accompanying Notes to the Financial Statements.

66	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – (continued)

CLP Holdings Ltd.	36,500	$389,843

Emera, Inc.	2,736	109,148

Fortis, Inc.	4,104	159,379

Hydro One Ltd.(c)	6,372	115,792

Power Assets Holdings Ltd.	18,000	120,389

Red Electrica Corp. SA	1,584	27,855
		1,191,409

Electrical Equipment – 0.4%

Vestas Wind Systems A/S	1,746	150,280

Equity Real Estate Investment Trusts (REITs) – 3.0%

Covivio	1,152	72,111

Derwent London plc	2,574	100,843

GPT Group (The)	31,806	88,083

H&R REIT	7,362	52,262

Japan Real Estate Investment Corp.	18	98,303

Japan Retail Fund Investment Corp.	54	59,790

Link REIT	34,200	307,045

Nippon Building Fund, Inc.	18	108,234

RioCan REIT	6,120	70,059

Scentre Group	57,420	87,591

United Urban Investment Corp.	180	183,139
		1,227,460

Food & Staples Retailing – 4.8%

Colruyt SA	7,182	429,665

ICA Gruppen AB	3,168	138,238

Kesko OYJ, Class B	7,056	114,767

Koninklijke Ahold Delhaize NV	17,082	414,612

Loblaw Cos. Ltd.	2,736	134,934

Metro, Inc.	2,826	116,523

Seven & i Holdings Co. Ltd.	7,200	239,226

Wm Morrison Supermarkets plc	13,410	30,954

Woolworths Group Ltd.	15,858	371,165
		1,990,084

Food Products – 5.5%

Danone SA	5,310	367,923

MEIJI Holdings Co. Ltd.	1,800	125,740

Nestle SA (Registered)	15,192	1,603,963

Saputo, Inc.	4,518	113,848

Investments	Shares	Value

Food Products – (continued)

Tate & Lyle plc	7,200	$64,680
		2,276,154

Gas Utilities – 1.3%

Enagas SA	3,474	81,010

Hong Kong & China Gas Co. Ltd.	180,000	321,812

Tokyo Gas Co. Ltd.	5,600	123,484
		526,306

Health Care Equipment & Supplies – 2.0%

Carl Zeiss Meditec AG	90	8,867

Coloplast A/S, Class B	2,880	455,428

ConvaTec Group plc(c)	28,386	76,049

Fisher & Paykel Healthcare Corp. Ltd.	1,674	28,288

Siemens Healthineers AG(c)	2,844	125,224

Smith & Nephew plc	7,650	150,337
		844,193

Health Care Providers & Services – 0.5%

Medipal Holdings Corp.	5,400	105,743

Sonic Healthcare Ltd.	6,894	122,722
		228,465

Hotels, Restaurants & Leisure – 3.4%

Accor SA	7,722	214,154

Compass Group plc	13,878	233,867

Crown Resorts Ltd.	14,454	93,589

Flutter Entertainment plc	1,277	157,048

McDonald’s Holdings Co. Japan Ltd.	7,200	355,506

Oriental Land Co. Ltd.	1,800	230,271

Sodexo SA	1,296	102,914

Whitbread plc	792	29,770
		1,417,119

Household Durables – 0.9%

Barratt Developments plc	11,394	74,590

Bellway plc	2,502	84,041

Berkeley Group Holdings plc	1,350	71,229

Sekisui House Ltd.	7,200	125,134
		354,994

Household Products – 1.2%

Reckitt Benckiser Group plc	6,174	516,316

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	67

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Independent Power and Renewable Electricity Producers – 0.3%

Uniper SE	4,266	$114,477

Insurance – 7.7%

Admiral Group plc	12,348	362,901

Ageas	6,714	241,574

Assicurazioni Generali SpA	19,548	278,663

Direct Line Insurance Group plc	83,070	285,526

Gjensidige Forsikring ASA	8,082	143,141

Great-West Lifeco, Inc.	5,346	88,218

Hannover Rueck SE	1,944	309,808

Helvetia Holding AG (Registered)	918	84,034

Japan Post Holdings Co. Ltd.	16,200	131,012

Mapfre SA	41,832	76,563

MS&AD Insurance Group Holdings, Inc.	11,100	324,068

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,566	344,420

RSA Insurance Group plc	18,972	86,436

Sampo OYJ, Class A	3,960	131,163

SCOR SE	3,402	95,764

Swiss Re AG	234	16,889

Tryg A/S	5,436	143,908

Zurich Insurance Group AG	216	68,774
		3,212,862

IT Services – 2.4%

CGI, Inc.*	2,124	135,748

Edenred	7,002	282,000

Fujitsu Ltd.	300	29,555

Itochu Techno-Solutions Corp.	3,600	111,096

Nexi SpA* (c)	21,348	323,263

NTT Data Corp.	10,800	111,600
		993,262

Leisure Products – 1.0%

Bandai Namco Holdings, Inc.	5,700	289,491

Sega Sammy Holdings, Inc.	10,800	132,406
		421,897

Machinery – 1.3%

Alstom SA	7,290	298,310

Investments	Shares	Value

Machinery – (continued)

Mitsubishi Heavy Industries Ltd.	9,000	$232,585
		530,895

Marine – 0.2%

Kuehne + Nagel International AG (Registered)	630	90,112

Metals & Mining – 4.2%

Barrick Gold Corp.	22,453	579,208

Franco-Nevada Corp.	1,695	224,739

Kinross Gold Corp.*	70,308	465,193

Newcrest Mining Ltd.(d)	7,650	137,933

Polymetal International plc	7,902	162,714

Wheaton Precious Metals Corp.	5,090	193,823
		1,763,610

Multiline Retail – 0.8%

Canadian Tire Corp. Ltd., Class A	1,134	79,742

Wesfarmers Ltd.	10,206	251,840
		331,582

Multi-Utilities – 1.0%

Algonquin Power & Utilities Corp.	8,676	120,556

Canadian Utilities Ltd., Class A	11,520	281,666
		402,222

Oil, Gas & Consumable Fuels – 3.0%

BP plc	72,450	286,126

Imperial Oil Ltd.	4,554	73,739

Koninklijke Vopak NV	2,394	137,977

Neste OYJ	9,702	343,558

Repsol SA	12,960	118,018

Royal Dutch Shell plc, Class A	16,398	274,058

Royal Dutch Shell plc, Class B	2,088	33,880
		1,267,356

Personal Products – 0.1%

Unilever plc	522	27,009

Pharmaceuticals – 11.5%

GlaxoSmithKline plc	43,650	914,512

Merck KGaA	1,836	213,364

Novartis AG (Registered)	2,826	240,861

Novo Nordisk A/S, Class B	13,482	859,717

See Accompanying Notes to the Financial Statements.

68	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

Ono Pharmaceutical Co. Ltd.	1,800	$43,613

Roche Holding AG	6,084	2,114,571

Roche Holding AG – BR	72	25,051

UCB SA*	4,086	373,874
		4,785,563

Professional Services – 2.0%

RELX plc	18,720	424,198

Wolters Kluwer NV	5,562	408,899
		833,097

Real Estate Management & Development – 1.3%

Aroundtown SA	18,432	99,126

Azrieli Group Ltd.	126	7,518

Deutsche Wohnen SE	1,818	73,677

ESR Cayman Ltd.* (c)	7,200	15,789

Hongkong Land Holdings Ltd.	9,000	37,890

PSP Swiss Property AG (Registered)	2,520	292,953
		526,953

Road & Rail – 4.3%

Aurizon Holdings Ltd.	18,198	55,878

Central Japan Railway Co.	2,000	318,044

East Japan Railway Co.	5,600	412,295

Hankyu Hanshin Holdings, Inc.	1,800	62,281

Keio Corp.	1,800	102,679

Kintetsu Group Holdings Co. Ltd.	3,600	173,713

MTR Corp. Ltd.	18,000	99,957

Nagoya Railroad Co. Ltd.	5,400	156,291

Seibu Holdings, Inc.	3,600	43,597

West Japan Railway Co.	5,600	349,139
		1,773,874

Semiconductors & Semiconductor Equipment – 0.1%

ASML Holding NV	108	32,016

Software – 1.2%

Nice Ltd.*	846	141,443

Open Text Corp.	3,276	124,063

Oracle Corp. Japan	1,800	187,179

SAP SE	324	38,660
		491,345

Specialty Retail – 0.9%

ABC-Mart, Inc.	5,400	278,244

Investments	Shares	Value

Specialty Retail – (continued)

Yamada Denki Co. Ltd.	23,400	$112,038
		390,282

Technology Hardware, Storage & Peripherals – 1.1%

Canon, Inc.	9,000	192,271

FUJIFILM Holdings Corp.	5,700	273,926
		466,197

Textiles, Apparel & Luxury Goods – 1.0%

Hermes International	558	408,144

LVMH Moet Hennessy Louis Vuitton SE	18	6,949
		415,093

Tobacco – 0.8%

Japan Tobacco, Inc.	18,000	339,094

Trading Companies & Distributors – 0.9%

ITOCHU Corp.	19,800	393,463

Transportation Infrastructure – 0.6%

Aena SME SA* (c)	288	36,434

Aeroports de Paris	630	61,689

Auckland International Airport Ltd.	2,862	10,753

Flughafen Zurich AG (Registered)*	648	79,964

Fraport AG Frankfurt Airport Services Worldwide	1,116	48,943
		237,783

Water Utilities – 0.8%

Severn Trent plc	4,122	124,263

United Utilities Group plc	19,332	219,996
		344,259

Wireless Telecommunication Services – 3.3%

KDDI Corp.	16,200	470,994

NTT DOCOMO, Inc.	16,200	476,903

Rogers Communications, Inc., Class B	234	9,822

Softbank Corp.	30,600	418,931
		1,376,650
Total Common Stocks (Cost $43,725,677)		40,757,800

Total Investments – 98.1% (Cost $43,725,677)		40,757,800

Other Assets Less Liabilities – 1.9%		770,284
NET ASSETS – 100.0%		$41,528,084

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	69

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

*	Non-income producing security.

(a)	Represents less than 0.05% of net assets.

(b)	Amount represents less than one share.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)

Security fair valued as of April 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2020 amounted to $137,933, which represents approximately 0.33% of net assets of the Fund.

Percentages shown are based on Net Assets.

Abbreviations

OYJ – Public Limited Company

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,135,813
Aggregate gross unrealized depreciation	(4,078,566)
Net unrealized depreciation	$(2,942,753)
Federal income tax cost	$43,748,525

Futures Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI EAFE E-Mini Index	9	06/19/2020	USD	$737,235	$57,745

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of April 30, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
GBP	21,000	Toronto-Dominion Bank (The)	USD	26,106	06/17/2020	$387
USD	16,602	Bank of New York	CHF	16,000	06/17/2020	3
Total unrealized appreciation						$390
CHF	48,000	Toronto-Dominion Bank (The)	USD	50,211	06/17/2020	$(414)
EUR	35,000	Toronto-Dominion Bank (The)	USD	38,732	06/17/2020	(361)
USD	19,807	Bank of New York	AUD	34,000	06/17/2020	(2,456)
USD	48,324	Morgan Stanley	CHF	47,000	06/17/2020	(436)
USD	92,697	Morgan Stanley	EUR	85,000	06/17/2020	(490)
USD	44,494	BNP Paribas SA	GBP	37,000	06/17/2020	(2,185)
USD	12,439	Citibank NA	GBP	10,000	06/17/2020	(177)
USD	12,324	Morgan Stanley	GBP	10,000	06/17/2020	(291)
USD	37,433	Bank of New York	JPY	4,003,000	06/17/2020	(25)
USD	90,469	Citibank NA	JPY	9,924,000	06/17/2020	(2,397)
USD	51,664	Morgan Stanley	JPY	5,563,000	06/17/2020	(393)
USD	16,055	Morgan Stanley	SEK	162,000	06/17/2020	(538)
Total unrealized depreciation						$(10,163)
Net unrealized depreciation						$(9,773)

See Accompanying Notes to the Financial Statements.

70	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Abbreviations:

AUD – Australian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

JPY – Japanese Yen

SEK – Swedish Krona

USD – US Dollar

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2020:

Australia	5.3%
Belgium	2.9
Canada	10.8
Denmark	4.0
Finland	2.3
France	7.1
Germany	5.6
Hong Kong	4.1
Israel	1.4
Italy	1.5
Japan	23.4
Netherlands	2.9
New Zealand	0.1
Norway	0.4
Singapore	0.4
Spain	0.8
Sweden	0.9
Switzerland	11.7
United Kingdom	12.5
Other[1]	1.9
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	71

Schedule of Investments

FlexShares® Emerging Markets Quality Low Volatility Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 96.9%

Air Freight & Logistics – 0.9%

ZTO Express Cayman, Inc., ADR	1,902	$56,604

Airlines – 0.3%

InterGlobe Aviation Ltd.(a)	1,695	22,464

Banks – 15.8%

Attijariwafa Bank	570	20,600

Banco BBVA Peru SA*	5,142	3,641

Banco Bradesco SA (Preference)	2,310	8,172

Bank Central Asia Tbk. PT	62,700	108,961

Bank of China Ltd., Class H	168,000	64,362

Bank of Communications Co. Ltd., Class H	81,000	51,406

Bank Rakyat Indonesia Persero Tbk. PT	7,200	1,321

Banque Centrale Populaire	1,266	26,204

BDO Unibank, Inc.	11,490	23,021

Chang Hwa Commercial Bank Ltd.	54,000	35,593

China Construction Bank Corp., Class H	96,000	78,263

China Merchants Bank Co. Ltd., Class H	500	2,396

Commercial International Bank Egypt SAE	8,727	35,434

Credicorp Ltd.	222	33,245

E.Sun Financial Holding Co. Ltd.	36,000	33,050

First Financial Holding Co. Ltd.	57,000	42,266

Grupo Elektra SAB de CV	810	47,119

Hong Leong Bank Bhd.	8,100	25,053

Hua Nan Financial Holdings Co. Ltd.	60,000	39,245

Industrial & Commercial Bank of China Ltd., Class H	45,000	30,591

ING Bank Slaski SA*	1,011	32,568

Intercorp Financial Services, Inc.(a)	24	608

Itau Unibanco Holding SA (Preference)	3,300	13,881

Komercni banka A/S*	1,659	35,229

Krung Thai Bank PCL	26,600	8,797

Krung Thai Bank PCL, NVDR	13,300	4,522

Malayan Banking Bhd.	23,400	41,195

Mega Financial Holding Co. Ltd.	48,000	48,587

Investments	Shares	Value

Banks – (continued)

Postal Savings Bank of China Co. Ltd., Class H(a)	24,000	$14,396

Public Bank Bhd.	11,100	42,283

Sberbank of Russia PJSC	8,340	22,246

SinoPac Financial Holdings Co. Ltd.	51,000	20,924

Taiwan Cooperative Financial Holding Co. Ltd.	63,000	42,584
		1,037,763

Beverages – 0.6%

Ambev SA*	300	628

Emperador, Inc.	266,400	41,749
		42,377

Biotechnology – 0.5%

China Biologic Products Holdings, Inc.*	330	34,399

Capital Markets – 0.6%

Macquarie Korea Infrastructure Fund	4,086	38,397

Chemicals – 2.8%

Acron PJSC	726	56,648

Asian Paints Ltd.	1,368	32,038

Nan Ya Plastics Corp.	19,000	42,298

Pidilite Industries Ltd.	2,706	55,024
		186,008

Commercial Services & Supplies – 0.8%

S-1 Corp.	783	55,587

Construction Materials – 1.0%

LafargeHolcim Maroc SA	195	24,138

Ssangyong Cement Industrial Co. Ltd.	9,489	39,873
		64,011

Diversified Consumer Services – 1.3%

China East Education Holdings Ltd.* (a)	27,000	43,605

GSX Techedu, Inc., ADR*	1,002	39,639
		83,244

See Accompanying Notes to the Financial Statements.

72	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Telecommunication Services – 4.0%

China Telecom Corp. Ltd., Class H	102,000	$35,130

China Tower Corp. Ltd., Class H* (a)	42,000	9,427

Chunghwa Telecom Co. Ltd.	15,000	55,235

KT Corp.	2,052	40,166

Maroc Telecom	3,789	49,478

O2 Czech Republic A/S*	5,421	47,563

Rostelecom PJSC	20,940	23,248
		260,247

Electric Utilities – 1.7%

CEZ A/S	1,854	34,637

CPFL Energia SA	300	1,609

Equatorial Energia SA	900	3,048

Luz del Sur SAA	7,266	55,963

Transmissora Alianca de Energia Eletrica SA	3,600	18,288
		113,545

Electronic Equipment, Instruments & Components – 0.7%

Honeywell Automation India Ltd.	18	6,866

WPG Holdings Ltd.	28,000	36,675
		43,541

Equity Real Estate Investment Trusts (REITs) – 1.2%

Embassy Office Parks REIT	6,200	30,780

Growthpoint Properties Ltd.	11,520	8,738

Hui Xian REIT	84,000	27,039

Resilient REIT Ltd.	6,342	12,428
		78,985

Food & Staples Retailing – 3.5%

BGF retail Co. Ltd.	324	42,014

Clicks Group Ltd.	213	2,676

President Chain Store Corp.	6,000	62,146

Puregold Price Club, Inc.	41,400	38,024

Sun Art Retail Group Ltd.	31,500	52,498

Wal-Mart de Mexico SAB de CV	12,600	30,677
		228,035

Food Products – 3.6%

Alicorp SAA*	13,476	27,385

AVI Ltd.	2,280	9,771

Investments	Shares	Value

Food Products – (continued)

Dali Foods Group Co. Ltd.(a)	51,000	$31,380

Indofood CBP Sukses Makmur Tbk. PT	49,500	32,861

Nestle Malaysia Bhd.	1,600	52,130

PPB Group Bhd.	8,700	33,303

Uni-President China Holdings Ltd.	51,000	51,379
		238,209

Gas Utilities – 2.2%

China Gas Holdings Ltd.	11,400	42,131

China Resources Gas Group Ltd.	10,000	56,499

ENN Energy Holdings Ltd.	4,200	47,459
		146,089

Health Care Equipment & Supplies – 0.1%

Hartalega Holdings Bhd.	2,400	4,242

Health Care Providers & Services – 2.1%

Bangkok Dusit Medical Services PCL, NVDR	63,300	40,694

Bangkok Dusit Medical Services PCL, Class F	17,400	11,132

Hapvida Participacoes e Investimentos SA(a)	3,000	29,062

IHH Healthcare Bhd.	9,300	11,355

Odontoprev SA	6,600	18,288

Sinopharm Group Co. Ltd., Class H	11,200	30,339
		140,870

Hotels, Restaurants & Leisure – 0.5%

Kangwon Land, Inc.	1,464	30,098

Household Durables – 1.4%

Coway Co. Ltd.	942	47,469

PIK Group PJSC	8,610	45,583
		93,052

Household Products – 0.1%

Hindustan Unilever Ltd.	127	3,698

Independent Power and Renewable Electricity Producers – 0.5%

Electricity Generating PCL	2,400	21,215

Electricity Generating PCL – Foreign	600	5,304

Unipro PJSC	177,000	6,711
		33,230

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	73

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – 2.5%

IRB Brasil Resseguros S/A	6,900	$13,027

Liberty Holdings Ltd.	4,647	17,839

Ping An Insurance Group Co. of China Ltd., Class H	5,000	51,404

Samsung Fire & Marine Insurance Co. Ltd.	30	4,690

Santam Ltd.	2,757	41,290

SBI Life Insurance Co. Ltd.* (a)	3,414	33,044
		161,294

Interactive Media & Services – 5.2%

Tencent Holdings Ltd.	6,300	338,878

Internet & Direct Marketing Retail – 7.1%

Alibaba Group Holding Ltd., ADR*	1,950	395,206

B2W Cia Digital*	2,200	29,769

Naspers Ltd., Class N	264	41,672
		466,647

IT Services – 4.2%

HCL Technologies Ltd.	7,845	56,783

Infosys Ltd.	2,403	22,896

Larsen & Toubro Infotech Ltd.(a)	2,109	44,737

Mphasis Ltd.	84	815

Samsung SDS Co. Ltd.	87	11,603

Tata Consultancy Services Ltd.	3,186	85,466

Tech Mahindra Ltd.	2,442	17,763

Wipro Ltd.	13,722	34,892
		274,955

Life Sciences Tools & Services – 0.5%

WuXi AppTec Co. Ltd., Class H(a)	2,500	35,312

Metals & Mining – 1.2%

AngloGold Ashanti Ltd.	2,397	60,653

MMC Norilsk Nickel PJSC	9	2,492

Vale SA*	2,100	17,403
		80,548

Multiline Retail – 0.6%

Grupo Sanborns SAB de CV(b)	2,600	2,436

Lojas Renner SA	3,900	27,658

Robinson PCL* (b)	600	362

Investments	Shares	Value

Multiline Retail – (continued)

Woolworths Holdings Ltd.	6,036	$10,021
		40,477

Oil, Gas & Consumable Fuels – 4.4%

China Coal Energy Co. Ltd., Class H	99,000	26,434

China Shenhua Energy Co. Ltd., Class H	33,000	58,999

CNOOC Ltd.	9,000	10,205

Formosa Petrochemical Corp.	4,000	12,066

LUKOIL PJSC	450	29,371

MOL Hungarian Oil & Gas plc	3,738	23,789

Novatek PJSC	2,109	29,581

Petroleo Brasileiro SA	600	2,067

Petroleo Brasileiro SA (Preference)	2,100	7,002

Petronas Dagangan Bhd.	7,200	34,058

Petronet LNG Ltd.	16,176	52,344

Tatneft PJSC	138	1,026
		286,942

Personal Products – 0.0%(c)

Procter & Gamble Hygiene & Health Care Ltd.	6	843

Pharmaceuticals – 1.7%

Dr Reddy’s Laboratories Ltd.	57	2,988

GlaxoSmithKline Pharmaceuticals Ltd.	2,748	52,850

Hypera SA*	3,410	18,318

Yuhan Corp.	915	35,408
		109,564

Road & Rail – 0.2%

GMexico Transportes SAB de CV(a)	16,800	15,685

Semiconductors & Semiconductor Equipment – 4.6%

SK Hynix, Inc.	48	3,298

Taiwan Semiconductor Manufacturing Co. Ltd.	29,000	296,958
		300,256

Specialty Retail – 1.6%

Home Product Center PCL	2,800	1,177

Home Product Center PCL, NVDR	124,700	52,416

Petrobras Distribuidora SA*	8,700	31,389

Zhongsheng Group Holdings Ltd.	5,000	20,187
		105,169

See Accompanying Notes to the Financial Statements.

74	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Technology Hardware, Storage & Peripherals – 4.6%

Chicony Electronics Co. Ltd.	19,000	$53,927

Samsung Electronics Co. Ltd.	5,628	230,949

Samsung Electronics Co. Ltd. (Preference)	492	17,060
		301,936

Textiles, Apparel & Luxury Goods – 0.9%

Alpargatas SA (Preference)	3,300	16,697

Formosa Taffeta Co. Ltd.	33,000	37,787

Grendene SA	4,500	5,794
		60,278

Tobacco – 0.7%

KT&G Corp.	654	43,530

Transportation Infrastructure – 3.7%

Airports of Thailand PCL, NVDR	24,000	46,175

Bangkok Expressway & Metro PCL, NVDR	163,200	47,666

Jiangsu Expressway Co. Ltd., Class H	44,000	52,500

Promotora y Operadora de Infraestructura SAB de CV*	1,995	14,029

Shenzhen Expressway Co. Ltd., Class H	42,000	47,839

Shenzhen International Holdings Ltd.	18,000	34,503
		242,712

Water Utilities – 0.6%

Guangdong Investment Ltd.	20,000	41,587

Wireless Telecommunication Services – 6.4%

America Movil SAB de CV, Series L	18,300	11,221

China Mobile Ltd.	30,500	245,696

Far EasTone Telecommunications Co. Ltd.	27,000	60,290

SK Telecom Co. Ltd.	210	36,452

Taiwan Mobile Co. Ltd.*	18,000	65,072
		418,731
Total Common Stocks (Cost $6,920,401)		6,360,039

Investments	Principal Amount	Value

CORPORATE BONDS – 0.0%(c)

Food Products – 0.0%(c)

Britannia Industries Ltd. 8.00%, 8/28/2022 (Cost $1)	INR78	$1
Total Investments – 96.9% (Cost $6,920,402)		6,360,040

Other Assets Less Liabilities – 3.1%		203,885
NET ASSETS – 100.0%		$6,563,925

*	Non-income producing security.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

Security fair valued as of April 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2020 amounted to $2,798, which represents approximately 0.04% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

INR – Indian Rupee

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$155,250
Aggregate gross unrealized depreciation	(870,198)
Net unrealized depreciation	$(714,948)
Federal income tax cost	$7,069,940

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	75

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Futures Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
MSCI Emerging Markets E-Mini Index	4	06/19/2020	USD	$181,180	$(5,048)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

FlexShares® Emerging Markets Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2020:

Brazil	4.0%
China	32.9
Czech Republic	1.8
Egypt	0.5
Hungary	0.4
India	8.5
Indonesia	2.2
Malaysia	3.7
Mexico	1.8
Morocco	1.8
Peru	1.8
Philippines	1.6
Poland	0.5
Russia	3.3
South Africa	3.1
South Korea	10.3
Taiwan	15.0
Thailand	3.7
Other[1]	3.1
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

76	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.9%

Aerospace & Defense – 1.3%

AAR Corp.	1,386	$27,138

Aerojet Rocketdyne Holdings, Inc.*	2,772	114,040

AeroVironment, Inc.*	924	55,680

Astronics Corp.*	8,085	72,603

Axon Enterprise, Inc.* (a)	2,310	167,960

Boeing Co. (The)	16,863	2,378,020

BWX Technologies, Inc.(a)	3,003	159,339

Cubic Corp.(a)	1,155	44,133

Curtiss-Wright Corp.	1,617	167,602

Ducommun, Inc.*	231	6,524

General Dynamics Corp.	7,392	965,543

HEICO Corp.(a)	1,386	121,414

HEICO Corp., Class A	2,310	167,082

Hexcel Corp.(a)	2,772	95,884

Howmet Aerospace, Inc.(a)	18,480	241,534

Huntington Ingalls Industries, Inc.	1,386	265,294

Kratos Defense & Security Solutions, Inc.* (a)	3,465	52,044

L3Harris Technologies, Inc.	6,930	1,342,341

Lockheed Martin Corp.	7,854	3,055,677

Maxar Technologies, Inc.(a)	21,021	265,075

Mercury Systems, Inc.* (a)	2,079	185,364

Moog, Inc., Class A	1,155	57,149

National Presto Industries, Inc.	231	18,783

Northrop Grumman Corp.	4,851	1,604,080

Parsons Corp.* (a)	693	25,918

Raytheon Technologies Corp.	46,141	2,990,398

Spirit AeroSystems Holdings, Inc., Class A	5,082	112,617

Teledyne Technologies, Inc.*	1,155	376,149

Textron, Inc.	7,161	188,764

TransDigm Group, Inc.	1,617	587,100

Triumph Group, Inc.(a)	2,079	14,636

Vectrus, Inc.* (a)	4,158	216,258
		16,142,143

Air Freight & Logistics – 0.6%

Air Transport Services Group, Inc.* (a)	2,310	46,754

Investments	Shares	Value

Air Freight & Logistics – (continued)

Atlas Air Worldwide Holdings, Inc.* (a)	9,009	$295,946

CH Robinson Worldwide, Inc.	6,468	458,581

Echo Global Logistics, Inc.*	9,702	170,076

Expeditors International of Washington, Inc.	5,313	380,437

FedEx Corp.	11,319	1,434,910

Forward Air Corp.	1,155	59,598

Hub Group, Inc., Class A*	11,781	566,784

United Parcel Service, Inc., Class B	33,495	3,170,637

XPO Logistics, Inc.* (a)	4,389	292,922
		6,876,645

Airlines – 0.3%

Alaska Air Group, Inc.	5,775	187,803

Allegiant Travel Co.(a)	4,620	362,578

American Airlines Group, Inc.(a)	18,480	221,945

Delta Air Lines, Inc.	27,027	700,270

Hawaiian Holdings, Inc.(a)	16,401	236,174

JetBlue Airways Corp.* (a)	13,629	132,746

SkyWest, Inc.(a)	17,556	543,358

Southwest Airlines Co.	22,638	707,438

Spirit Airlines, Inc.* (a)	24,024	360,840

United Airlines Holdings, Inc.*	10,857	321,150
		3,774,302

Auto Components – 0.5%

Adient plc*	28,875	432,548

American Axle & Manufacturing Holdings, Inc.* (a)	38,346	165,655

Aptiv plc	8,085	562,312

Autoliv, Inc.(a)	3,927	235,699

BorgWarner, Inc.(a)	9,702	277,186

Cooper Tire & Rubber Co.	2,079	44,054

Cooper-Standard Holdings, Inc.* (a)	6,006	77,177

Dana, Inc.	50,589	581,773

Delphi Technologies plc* (a)	30,261	302,307

Dorman Products, Inc.* (a)	1,155	72,857

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	77

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Auto Components – (continued)

Fox Factory Holding Corp.* (a)	1,386	$70,700

Garrett Motion, Inc.*	23,562	128,413

Gentex Corp.	8,085	195,980

Gentherm, Inc.*	1,386	51,892

Goodyear Tire & Rubber Co. (The)	81,774	586,320

LCI Industries(a)	8,778	761,228

Lear Corp.(a)	2,541	248,129

Modine Manufacturing Co.*	18,018	83,423

Motorcar Parts of America, Inc.* (a)	6,699	95,327

Standard Motor Products, Inc.	693	28,198

Stoneridge, Inc.*	1,155	23,135

Tenneco, Inc., Class A* (a)	19,866	103,105

Veoneer, Inc.* (a)	36,267	354,691

Visteon Corp.* (a)	1,155	69,646
		5,551,755

Automobiles – 0.6%

Ford Motor Co.(a)	185,493	944,159

General Motors Co.	59,598	1,328,440

Harley-Davidson, Inc.(a)	7,392	161,367

Tesla, Inc.*	4,389	3,431,671

Thor Industries, Inc.(a)	19,404	1,284,545

Winnebago Industries, Inc.(a)	11,781	522,723
		7,672,905

Banks – 7.0%

1st Source Corp.	924	32,091

Allegiance Bancshares, Inc.(a)	693	17,380

Ameris Bancorp(a)	22,869	581,559

Associated Banc-Corp.	55,440	783,922

Atlantic Union Bankshares Corp.	28,182	672,704

Banc of California, Inc.(a)	1,848	19,256

BancFirst Corp.(a)	693	26,687

Bancorp, Inc. (The)*	16,401	114,315

BancorpSouth Bank(a)	33,495	733,206

Bank of America Corp.	385,770	9,277,769

Bank of Hawaii Corp.(a)	1,617	110,247

Bank OZK(a)	42,273	956,215

BankUnited, Inc.	33,033	654,384

Investments	Shares	Value

Banks – (continued)

Banner Corp.	12,936	$497,130

Berkshire Hills Bancorp, Inc.	15,246	259,792

BOK Financial Corp.(a)	1,617	83,744

Boston Private Financial Holdings, Inc.	29,568	224,717

Bridge Bancorp, Inc.	6,699	138,602

Brookline Bancorp, Inc.	3,465	35,378

Bryn Mawr Bank Corp.	693	20,177

Byline Bancorp, Inc.	8,547	105,299

Cadence Bancorp(a)	42,504	281,377

Camden National Corp.	693	22,696

Carolina Financial Corp.	924	31,259

Cathay General Bancorp(a)	26,565	741,695

CBTX, Inc.	462	8,344

CenterState Bank Corp.(a)	43,659	759,230

Central Pacific Financial Corp.	1,386	24,241

CIT Group, Inc.(a)	32,802	622,582

Citigroup, Inc.	103,950	5,047,812

Citizens Financial Group, Inc.	21,252	475,832

City Holding Co.(a)	693	46,840

Civista Bancshares, Inc.	5,775	88,531

Columbia Banking System, Inc.(a)	2,772	74,816

Comerica, Inc.(a)	6,930	241,580

Commerce Bancshares, Inc.(a)	3,234	197,888

Community Bank System, Inc.(a)	1,848	115,482

Community Trust Bancorp, Inc.	6,006	203,603

ConnectOne Bancorp, Inc.	1,386	20,707

CrossFirst Bankshares, Inc.*	3,234	31,273

Cullen/Frost Bankers, Inc.(a)	2,772	199,196

Customers Bancorp, Inc.*	10,164	129,693

CVB Financial Corp.(a)	46,662	969,870

Dime Community Bancshares, Inc.	1,386	22,772

Eagle Bancorp, Inc.(a)	11,781	413,277

East West Bancorp, Inc.	6,930	243,035

Enterprise Financial Services Corp.	693	21,303

Equity Bancshares, Inc., Class A*	693	12,987

FB Financial Corp.	1,155	25,803

Fifth Third Bancorp	33,726	630,339

See Accompanying Notes to the Financial Statements.

78	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Financial Institutions, Inc.	5,775	$111,746

First Bancorp/NC	1,386	36,854

First Bancorp/PR	8,547	49,829

First Busey Corp.	2,772	51,060

First Citizens BancShares, Inc., Class A(a)	3,003	1,147,146

First Commonwealth Financial Corp.(a)	4,620	43,982

First Financial Bancorp(a)	35,112	540,023

First Financial Bankshares, Inc.(a)	5,082	141,534

First Financial Corp.	4,851	172,308

First Foundation, Inc.	1,848	25,428

First Hawaiian, Inc.	45,738	804,531

First Horizon National Corp.(a)	108,801	987,913

First Interstate BancSystem, Inc., Class A(a)	12,243	413,813

First Merchants Corp.(a)	19,635	555,867

First Midwest Bancorp, Inc.(a)	38,577	570,168

First of Long Island Corp. (The)	1,386	21,885

First Republic Bank(a)	5,313	554,093

Flushing Financial Corp.	10,626	132,719

FNB Corp.(a)	113,883	921,313

Franklin Financial Network, Inc.	693	16,438

Fulton Financial Corp.(a)	57,519	672,397

German American Bancorp, Inc.(a)	924	27,471

Glacier Bancorp, Inc.(a)	3,234	123,151

Great Southern Bancorp, Inc.(a)	462	19,667

Great Western Bancorp, Inc.	19,635	369,138

Hancock Whitney Corp.	30,723	642,418

Hanmi Financial Corp.	11,088	133,832

HarborOne Bancorp, Inc.*	2,772	22,231

Heartland Financial USA, Inc.	11,550	392,354

Heritage Commerce Corp.	21,714	192,820

Heritage Financial Corp.(a)	1,386	27,789

Hilltop Holdings, Inc.(a)	24,486	472,580

Home BancShares, Inc.(a)	54,516	835,730

Hope Bancorp, Inc.(a)	45,045	448,198

Horizon Bancorp, Inc.	13,629	155,098

Huntington Bancshares, Inc.(a)	48,741	450,367

Investments	Shares	Value

Banks – (continued)

IBERIABANK Corp.	18,249	$756,604

Independent Bank Corp. – MA(a)	1,386	101,026

Independent Bank Corp. – MI	8,085	118,769

Independent Bank Group, Inc.	12,936	392,090

International Bancshares Corp.(a)	20,097	582,612

Investors Bancorp, Inc.	7,623	70,970

JPMorgan Chase & Co.	149,457	14,312,002

KeyCorp	46,893	546,303

Lakeland Bancorp, Inc.	17,094	191,282

Lakeland Financial Corp.(a)	924	39,113

Live Oak Bancshares, Inc.(a)	1,155	16,112

M&T Bank Corp.	6,237	699,043

Mercantile Bank Corp.	924	21,806

Midland States Bancorp, Inc.	7,161	116,151

National Bank Holdings Corp., Class A	1,386	36,840

NBT Bancorp, Inc.(a)	1,617	53,571

Nicolet Bankshares, Inc.*	462	25,419

OFG Bancorp	2,079	26,154

Old National Bancorp(a)	59,367	841,230

Opus Bank	1,155	22,199

Origin Bancorp, Inc.(a)	924	20,596

Pacific Premier Bancorp, Inc.(a)	21,021	448,798

PacWest Bancorp(a)	42,042	850,930

Park National Corp.(a)	5,082	406,458

Peoples Bancorp, Inc.	6,930	168,468

People’s United Financial, Inc.(a)	21,252	269,688

Pinnacle Financial Partners, Inc.(a)	25,179	1,013,455

PNC Financial Services Group, Inc. (The)	20,790	2,217,669

Popular, Inc.	4,620	178,286

Preferred Bank(a)	462	17,625

Prosperity Bancshares, Inc.	3,465	207,657

QCR Holdings, Inc.	693	21,331

RBB Bancorp	4,620	59,690

Regions Financial Corp.(a)	45,969	494,167

Renasant Corp.(a)	20,097	527,144

S&T Bancorp, Inc.(a)	1,617	43,190

Sandy Spring Bancorp, Inc.(a)	12,474	318,087

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	79

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Seacoast Banking Corp. of Florida* (a)	2,541	$57,096

ServisFirst Bancshares, Inc.(a)	1,848	65,641

Signature Bank	2,541	272,344

Simmons First National Corp., Class A(a)	39,963	747,308

South State Corp.(a)	1,155	66,805

Southern National Bancorp of Virginia, Inc.	6,699	67,459

Southside Bancshares, Inc.(a)	1,155	35,124

Sterling Bancorp(a)	70,686	871,558

Stock Yards Bancorp, Inc.	924	30,529

SVB Financial Group* (a)	2,541	490,845

Synovus Financial Corp.	6,930	145,599

TCF Financial Corp.(a)	7,392	219,468

Texas Capital Bancshares, Inc.*	17,556	487,706

Tompkins Financial Corp.	462	31,190

Towne Bank	2,541	51,328

TriCo Bancshares	924	27,831

TriState Capital Holdings, Inc.* (a)	462	6,570

Triumph Bancorp, Inc.*	693	19,203

Truist Financial Corp.	63,987	2,387,995

Trustmark Corp.(a)	2,310	61,469

UMB Financial Corp.(a)	1,617	82,208

Umpqua Holdings Corp.	76,923	963,461

United Bankshares, Inc.(a)	3,696	110,732

United Community Banks, Inc.	27,720	586,139

Univest Financial Corp.	10,395	183,992

US Bancorp	67,683	2,470,430

Valley National Bancorp(a)	136,521	1,141,316

Veritex Holdings, Inc.(a)	1,848	32,451

Washington Trust Bancorp, Inc.	693	24,262

Webster Financial Corp.	32,340	913,605

Wells Fargo & Co.	183,414	5,328,177

WesBanco, Inc.	23,331	575,809

Westamerica Bancorp(a)	924	58,212

Western Alliance Bancorp	33,033	1,185,224

Wintrust Financial Corp.	20,097	842,064

Zions Bancorp NA(a)	8,085	255,567
		86,461,780

Investments	Shares	Value

Beverages – 1.2%

Boston Beer Co., Inc. (The), Class A* (a)	231	$107,764

Brown-Forman Corp., Class A	1,848	104,818

Brown-Forman Corp., Class B(a)	5,775	359,205

Coca-Cola Co. (The)	121,968	5,597,111

Coca-Cola Consolidated, Inc.	231	54,394

Constellation Brands, Inc., Class A(a)	5,313	874,998

Keurig Dr Pepper, Inc.(a)	8,547	226,154

Molson Coors Beverage Co., Class B(a)	9,009	369,459

Monster Beverage Corp.*	12,012	742,462

National Beverage Corp.* (a)	462	23,206

PepsiCo, Inc.	44,121	5,836,767
		14,296,338

Biotechnology – 2.9%

AbbVie, Inc.(a)	70,455	5,791,401

ACADIA Pharmaceuticals, Inc.* (a)	3,696	178,554

Acceleron Pharma, Inc.* (a)	1,617	146,387

Adverum Biotechnologies, Inc.* (a)	2,541	30,111

Agenus, Inc.*	2,772	7,387

Agios Pharmaceuticals, Inc.* (a)	2,310	95,033

Aimmune Therapeutics, Inc.* (a)	1,155	19,774

Akebia Therapeutics, Inc.* (a)	41,811	338,669

Alector, Inc.* (a)	1,386	34,262

Alexion Pharmaceuticals, Inc.*	10,395	1,117,151

Alkermes plc*	6,237	85,509

Alnylam Pharmaceuticals, Inc.* (a)	3,465	456,341

AMAG Pharmaceuticals, Inc.* (a)	13,860	111,296

Amgen, Inc.	18,711	4,476,045

Amicus Therapeutics, Inc.*	9,702	114,581

Anika Therapeutics, Inc.* (a)	693	23,028

Arena Pharmaceuticals, Inc.* (a)	17,325	848,405

Arrowhead Pharmaceuticals, Inc.* (a)	3,696	127,253

See Accompanying Notes to the Financial Statements.

80	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Biotechnology – (continued)

Assembly Biosciences, Inc.* (a)	2,079	$36,403

Atara Biotherapeutics, Inc.* (a)	17,094	141,709

Biogen, Inc.*	8,547	2,537,006

Biohaven Pharmaceutical Holding Co. Ltd.* (a)	1,617	76,161

BioMarin Pharmaceutical, Inc.*	5,775	531,416

Bluebird Bio, Inc.* (a)	2,079	112,017

Blueprint Medicines Corp.*	2,079	122,308

CareDx, Inc.* (a)	1,617	41,039

Catalyst Pharmaceuticals, Inc.*	4,389	20,804

ChemoCentryx, Inc.* (a)	1,617	85,717

Coherus Biosciences, Inc.* (a)	21,252	352,783

CRISPR Therapeutics AG*	1,386	68,191

Cytokinetics, Inc.* (a)	2,541	38,395

Deciphera Pharmaceuticals, Inc.*	693	40,180

Dicerna Pharmaceuticals, Inc.*	2,772	54,608

Dynavax Technologies Corp.* (a)	1,155	4,909

Eagle Pharmaceuticals, Inc.* (a)	462	23,553

Editas Medicine, Inc.* (a)	2,079	48,066

Emergent BioSolutions, Inc.* (a)	1,617	119,577

Enanta Pharmaceuticals, Inc.*	693	32,134

Epizyme, Inc.* (a)	3,003	49,429

Esperion Therapeutics, Inc.* (a)	924	36,590

Exact Sciences Corp.* (a)	4,158	328,399

Exelixis, Inc.*	11,550	285,227

Fate Therapeutics, Inc.* (a)	2,310	63,248

FibroGen, Inc.* (a)	3,003	110,781

Flexion Therapeutics, Inc.* (a)	1,617	17,205

Gilead Sciences, Inc.	60,291	5,064,444

Global Blood Therapeutics, Inc.* (a)	2,310	176,761

Halozyme Therapeutics, Inc.* (a)	4,620	104,666

Heron Therapeutics, Inc.* (a)	3,234	46,117

ImmunoGen, Inc.* (a)	9,933	40,527

Immunomedics, Inc.* (a)	7,161	217,551

Incyte Corp.*	5,775	563,987

Insmed, Inc.* (a)	3,465	79,695

Investments	Shares	Value

Biotechnology – (continued)

Intellia Therapeutics, Inc.* (a)	1,617	$21,781

Intercept Pharmaceuticals, Inc.* (a)	924	75,694

Invitae Corp.* (a)	3,465	57,346

Ionis Pharmaceuticals, Inc.* (a)	4,158	230,894

Iovance Biotherapeutics, Inc.* (a)	4,389	141,106

Ironwood Pharmaceuticals, Inc.* (a)	6,237	62,370

Kadmon Holdings, Inc.* (a)	6,006	25,826

Karyopharm Therapeutics, Inc.*	2,079	45,842

Kindred Biosciences, Inc.* (a)	3,234	16,235

Lexicon Pharmaceuticals, Inc.* (a)	14,784	27,942

Ligand Pharmaceuticals, Inc.* (a)	693	68,309

Madrigal Pharmaceuticals, Inc.* (a)	3,234	270,621

Mirati Therapeutics, Inc.* (a)	1,386	117,865

Moderna, Inc.* (a)	7,161	329,334

Momenta Pharmaceuticals, Inc.* (a)	4,389	139,131

Myriad Genetics, Inc.* (a)	3,234	49,998

Natera, Inc.* (a)	2,079	77,006

Neurocrine Biosciences, Inc.*	3,003	294,714

OPKO Health, Inc.* (a)	145,068	322,051

PDL BioPharma, Inc.* (a)	5,544	18,794

Portola Pharmaceuticals, Inc.* (a)	4,389	31,074

Precision BioSciences, Inc.*	1,155	7,946

Principia Biopharma, Inc.* (a)	693	43,091

Progenics Pharmaceuticals, Inc.*	1,617	6,371

Prothena Corp. plc*	1,848	20,735

PTC Therapeutics, Inc.* (a)	2,310	117,625

Radius Health, Inc.*	1,848	28,995

Regeneron Pharmaceuticals, Inc.* (a)	3,696	1,943,652

REGENXBIO, Inc.* (a)	1,155	45,992

Retrophin, Inc.* (a)	1,386	21,095

Rhythm Pharmaceuticals, Inc.* (a)	1,386	26,112

Rigel Pharmaceuticals, Inc.*	7,854	14,059

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	81

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Biotechnology – (continued)

Sage Therapeutics, Inc.*	1,848	$72,035

Sangamo Therapeutics, Inc.* (a)	4,620	37,653

Sarepta Therapeutics, Inc.* (a)	2,310	272,303

Seattle Genetics, Inc.*	3,696	507,202

Spectrum Pharmaceuticals, Inc.*	9,471	27,466

TG Therapeutics, Inc.* (a)	3,234	38,032

Twist Bioscience Corp.* (a)	1,155	37,780

Ultragenyx Pharmaceutical, Inc.* (a)	2,310	139,593

United Therapeutics Corp.*	15,477	1,695,660

Vanda Pharmaceuticals, Inc.*	1,848	21,252

Veracyte, Inc.* (a)	1,848	49,841

Vertex Pharmaceuticals, Inc.*	8,085	2,030,952

Viking Therapeutics, Inc.* (a)	23,331	134,387

Voyager Therapeutics, Inc.* (a)	1,155	12,486

XBiotech, Inc.*	1,625	25,708

Xencor, Inc.* (a)	1,848	54,017

Y-mAbs Therapeutics, Inc.*	231	7,757

ZIOPHARM Oncology, Inc.* (a)	5,775	16,170
		35,552,690

Building Products – 0.5%

AAON, Inc.(a)	1,617	77,034

Advanced Drainage Systems, Inc.	2,079	84,283

Allegion plc(a)	3,003	301,922

American Woodmark Corp.*	693	35,627

AO Smith Corp.(a)	4,389	186,006

Apogee Enterprises, Inc.	1,155	23,608

Armstrong World Industries, Inc.(a)	1,617	124,638

Builders FirstSource, Inc.*	40,656	746,038

Cornerstone Building Brands, Inc.*	14,784	78,799

Fortune Brands Home & Security, Inc.(a)	4,389	211,550

Gibraltar Industries, Inc.*	1,155	53,476

Griffon Corp.(a)	1,617	26,535

Insteel Industries, Inc.	462	8,117

Investments	Shares	Value

Building Products – (continued)

JELD-WEN Holding, Inc.*	23,793	$302,171

Johnson Controls International plc	36,729	1,069,181

Lennox International, Inc.(a)	1,155	215,615

Masco Corp.	9,009	369,729

Masonite International Corp.*	924	54,590

Owens Corning	5,082	220,356

Patrick Industries, Inc.(a)	7,623	314,220

PGT Innovations, Inc.* (a)	2,310	23,885

Quanex Building Products Corp.	1,386	17,283

Resideo Technologies, Inc.* (a)	43,197	221,601

Simpson Manufacturing Co., Inc.	1,386	99,931

Trane Technologies plc	7,623	666,403

Trex Co., Inc.* (a)	2,310	219,958

Universal Forest Products, Inc.	2,310	94,987
		5,847,543

Capital Markets – 3.0%

Affiliated Managers Group, Inc.(a)	17,094	1,195,896

Ameriprise Financial, Inc.	6,006	690,330

Apollo Global Management, Inc.(a)	6,237	252,536

Ares Management Corp.(a)	2,772	93,001

Artisan Partners Asset Management, Inc., Class A	18,711	550,852

B. Riley Financial, Inc.	4,851	96,486

Bank of New York Mellon Corp. (The)	39,732	1,491,539

BGC Partners, Inc., Class A(a)	97,944	303,137

BlackRock, Inc.	3,696	1,855,540

Blackstone Group, Inc. (The), Class A	20,790	1,086,070

Blucora, Inc.*	2,079	29,252

Brightsphere Investment Group, Inc.	23,562	174,594

Charles Schwab Corp. (The)	36,267	1,367,991

CME Group, Inc.	11,319	2,017,159

Cohen & Steers, Inc.(a)	924	53,352

Cowen, Inc., Class A(a)	10,164	111,296

Donnelley Financial Solutions, Inc.* (a)	11,088	80,721

See Accompanying Notes to the Financial Statements.

82	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

E*TRADE Financial Corp.	10,626	$431,522

Eaton Vance Corp.(a)	4,158	152,599

Evercore, Inc., Class A(a)	13,629	703,256

FactSet Research Systems, Inc.	1,155	317,625

Federated Hermes, Inc., Class B(a)	33,726	767,941

Focus Financial Partners, Inc., Class A* (a)	10,626	253,536

Franklin Resources, Inc.(a)	13,398	252,418

Goldman Sachs Group, Inc. (The)	15,246	2,796,421

Greenhill & Co., Inc.(a)	2,079	22,183

Hamilton Lane, Inc., Class A	1,155	74,902

Houlihan Lokey, Inc.(a)	1,617	96,017

Interactive Brokers Group, Inc., Class A(a)	2,772	113,652

Intercontinental Exchange, Inc.	17,787	1,591,047

INTL. FCStone, Inc.*	5,775	230,769

Invesco Ltd.(a)	17,787	153,324

Janus Henderson Group plc(a)	54,516	975,836

KKR & Co., Inc., Class A(a)	17,325	436,763

Legg Mason, Inc.	28,644	1,427,331

LPL Financial Holdings, Inc.	2,541	153,019

MarketAxess Holdings, Inc.	1,155	525,537

Moelis & Co., Class A(a)	1,848	55,200

Moody’s Corp.	5,082	1,239,500

Morgan Stanley(a)	58,443	2,304,407

Morningstar, Inc.	693	108,080

MSCI, Inc.	2,772	906,444

Nasdaq, Inc.	3,696	405,340

Northern Trust Corp.(a) (b)	6,699	530,293

Oppenheimer Holdings, Inc., Class A	3,234	66,556

Piper Sandler Cos.	5,313	286,424

PJT Partners, Inc., Class A(a)	924	44,943

Raymond James Financial, Inc.	5,775	380,688

S&P Global, Inc.	7,623	2,232,624

Sculptor Capital Management, Inc.	6,006	88,048

SEI Investments Co.	3,927	200,120

State Street Corp.	17,325	1,092,168

Stifel Financial Corp.(a)	23,793	1,053,555

Investments	Shares	Value

Capital Markets – (continued)

T. Rowe Price Group, Inc.	7,392	$854,737

TD Ameritrade Holding Corp.	12,705	498,925

Tradeweb Markets, Inc., Class A	2,310	120,490

Virtu Financial, Inc., Class A(a)	25,872	604,629

Virtus Investment Partners, Inc.(a)	2,541	206,507

Waddell & Reed Financial, Inc., Class A(a)	24,717	359,632
		36,564,760

Chemicals – 1.8%

AdvanSix, Inc.* (a)	9,702	118,170

Air Products and Chemicals, Inc.	6,930	1,563,269

Albemarle Corp.(a)	4,851	297,997

American Vanguard Corp.(a)	231	2,904

Ashland Global Holdings, Inc.	2,079	128,254

Axalta Coating Systems Ltd.*	6,006	118,558

Balchem Corp.	1,155	103,072

Cabot Corp.	20,097	681,087

Celanese Corp.	5,775	479,729

CF Industries Holdings, Inc.	6,699	184,223

Chase Corp.	462	43,548

Chemours Co. (The)(a)	57,288	671,988

Corteva, Inc.	24,255	635,238

Dow, Inc.	35,343	1,296,735

DuPont de Nemours, Inc.	35,343	1,661,828

Eastman Chemical Co.(a)	6,468	391,379

Ecolab, Inc.	7,854	1,519,749

Element Solutions, Inc.*	9,009	92,342

Ferro Corp.* (a)	28,875	287,884

FMC Corp.	4,158	382,120

FutureFuel Corp.	924	9,591

GCP Applied Technologies, Inc.* (a)	2,079	35,592

Hawkins, Inc.	462	17,293

HB Fuller Co.	1,848	67,988

Huntsman Corp.	70,224	1,180,465

Ingevity Corp.*	1,848	95,948

Innospec, Inc.(a)	924	67,008

International Flavors & Fragrances, Inc.(a)	3,465	454,019

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	83

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Koppers Holdings, Inc.*	6,006	$94,655

Kraton Corp.* (a)	11,088	173,084

Kronos Worldwide, Inc.	7,623	72,342

Linde plc	17,094	3,145,125

Livent Corp.* (a)	4,620	28,644

LyondellBasell Industries NV, Class A	12,012	696,095

Minerals Technologies, Inc.(a)	12,243	539,182

Mosaic Co. (The)	16,863	194,093

NewMarket Corp.	231	95,043

Olin Corp.(a)	55,902	746,292

PolyOne Corp.(a)	3,465	80,700

PPG Industries, Inc.	7,392	671,415

PQ Group Holdings, Inc.*	13,398	157,025

Quaker Chemical Corp.(a)	462	70,279

RPM International, Inc.(a)	4,158	276,133

Scotts Miracle-Gro Co. (The)	1,386	171,906

Sensient Technologies Corp.	1,617	77,276

Sherwin-Williams Co. (The)	2,541	1,362,916

Stepan Co.	693	66,112

Tredegar Corp.	924	15,228

Trinseo SA	13,629	278,713

Tronox Holdings plc, Class A	3,696	25,207

Valvoline, Inc.	7,161	123,098

Westlake Chemical Corp.(a)	1,617	70,259

WR Grace & Co.	2,079	98,191
		21,916,991

Commercial Services & Supplies – 0.7%

ABM Industries, Inc.(a)	23,100	796,719

ACCO Brands Corp.(a)	33,726	249,572

ADT, Inc.(a)	5,313	30,444

Advanced Disposal Services, Inc.*	3,003	96,847

Brady Corp., Class A	1,848	80,462

BrightView Holdings, Inc.* (a)	10,164	130,302

Brink’s Co. (The)	1,848	94,470

Casella Waste Systems, Inc., Class A* (a)	1,617	74,996

Cimpress plc* (a)	924	67,258

Cintas Corp.	2,772	614,913

Clean Harbors, Inc.* (a)	2,310	123,423

Investments	Shares	Value

Commercial Services & Supplies – (continued)

Copart, Inc.*	6,468	$518,151

Covanta Holding Corp.(a)	4,620	35,944

Deluxe Corp.(a)	15,015	422,973

Ennis, Inc.(a)	9,471	176,255

Harsco Corp.* (a)	1,155	11,527

Healthcare Services Group, Inc.(a)	2,541	64,770

Herman Miller, Inc.	20,790	468,607

HNI Corp.	15,015	365,465

IAA, Inc.*	5,082	196,165

Interface, Inc.	20,559	189,965

KAR Auction Services, Inc.(a)	4,851	72,668

Kimball International, Inc., Class B	1,617	19,841

Knoll, Inc.	17,556	204,703

Matthews International Corp., Class A(a)	11,088	265,447

McGrath RentCorp	693	37,803

Mobile Mini, Inc.	1,848	52,797

MSA Safety, Inc.(a)	1,386	155,967

Pitney Bowes, Inc.(a)	59,829	211,196

Republic Services, Inc.	6,699	524,800

Rollins, Inc.(a)	4,158	166,320

RR Donnelley & Sons Co.(a)	19,173	32,786

SP Plus Corp.*	924	19,487

Steelcase, Inc., Class A	31,185	341,476

Stericycle, Inc.* (a)	3,465	169,092

Team, Inc.* (a)	11,088	68,413

Tetra Tech, Inc.	2,079	156,507

UniFirst Corp.(a)	693	116,528

US Ecology, Inc.	1,155	37,861

Viad Corp.(a)	1,386	33,222

VSE Corp.(a)	2,310	44,398

Waste Management, Inc.	12,243	1,224,545
		8,765,085

Communications Equipment – 0.9%

Acacia Communications, Inc.*	1,617	109,455

Arista Networks, Inc.* (a)	1,617	354,608

CalAmp Corp.*	2,310	15,523

Calix, Inc.*	231	2,657

Casa Systems, Inc.*	1,617	8,295

Ciena Corp.* (a)	4,851	224,359

See Accompanying Notes to the Financial Statements.

84	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Communications Equipment – (continued)

Cisco Systems, Inc.	134,211	$5,687,862

CommScope Holding Co., Inc.* (a)	68,145	750,276

Comtech Telecommunications Corp.	693	12,827

EchoStar Corp., Class A*	15,939	502,875

Extreme Networks, Inc.*	42,966	146,084

F5 Networks, Inc.*	1,848	257,353

Harmonic, Inc.* (a)	3,696	21,437

Infinera Corp.* (a)	54,747	337,515

InterDigital, Inc.(a)	1,155	66,724

Juniper Networks, Inc.	15,939	344,282

Lumentum Holdings, Inc.*	3,003	242,973

Motorola Solutions, Inc.	5,313	764,063

NETGEAR, Inc.* (a)	10,626	254,812

NetScout Systems, Inc.* (a)	2,541	67,286

Plantronics, Inc.(a)	11,550	163,086

Ribbon Communications, Inc.*	20,097	73,254

Ubiquiti, Inc.(a)	462	74,858

ViaSat, Inc.* (a)	2,310	97,944

Viavi Solutions, Inc.*	8,778	106,038
		10,686,446

Construction & Engineering – 0.3%

AECOM* (a)	7,392	268,034

Aegion Corp.*	1,155	18,538

Arcosa, Inc.(a)	1,848	68,875

Argan, Inc.	462	17,343

Comfort Systems USA, Inc.	1,386	46,154

Construction Partners, Inc., Class A* (a)	1,386	25,405

Dycom Industries, Inc.* (a)	1,848	60,245

EMCOR Group, Inc.	2,079	132,079

Fluor Corp.(a)	48,048	562,162

Granite Construction, Inc.(a)	1,848	30,381

Great Lakes Dredge & Dock Corp.* (a)	2,772	24,504

Jacobs Engineering Group, Inc.	6,468	535,227

MasTec, Inc.* (a)	21,021	754,654

MYR Group, Inc.*	693	20,790

Northwest Pipe Co.*	3,465	84,269

Primoris Services Corp.	2,079	32,453

Investments	Shares	Value

Construction & Engineering – (continued)

Quanta Services, Inc.(a)	6,930	$251,975

Sterling Construction Co., Inc.*	1,155	11,411

Tutor Perini Corp.* (a)	14,091	98,637

Valmont Industries, Inc.	693	81,247

WillScot Corp.* (a)	2,310	26,912
		3,151,295

Construction Materials – 0.1%

Eagle Materials, Inc.(a)	1,617	98,653

Forterra, Inc.* (a)	6,699	54,664

Martin Marietta Materials, Inc.(a)	2,079	395,488

Summit Materials, Inc., Class A* (a)	4,389	66,318

US Concrete, Inc.* (a)	1,386	26,584

Vulcan Materials Co.	4,158	469,729
		1,111,436

Consumer Finance – 0.7%

Ally Financial, Inc.	18,018	295,315

American Express Co.	21,252	1,939,245

Capital One Financial Corp.	22,176	1,436,118

Credit Acceptance Corp.* (a)	462	143,945

Curo Group Holdings Corp.	4,851	45,211

Discover Financial Services	15,246	655,121

Encore Capital Group, Inc.* (a)	9,702	252,058

Enova International, Inc.* (a)	12,474	200,083

FirstCash, Inc.	1,617	116,165

Green Dot Corp., Class A* (a)	16,632	507,276

LendingClub Corp.* (a)	3,465	26,577

LendingTree, Inc.*	231	57,604

Navient Corp.(a)	59,367	452,377

Nelnet, Inc., Class A(a)	7,161	344,802

OneMain Holdings, Inc.	26,565	643,139

Oportun Financial Corp.*	2,310	17,279

PRA Group, Inc.*	1,848	51,264

Regional Management Corp.*	3,465	55,232

Santander Consumer USA Holdings, Inc.(a)	4,389	68,424

SLM Corp.(a)	147,609	1,231,059

Synchrony Financial	26,796	530,293

World Acceptance Corp.* (a)	231	15,673
		9,084,260

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	85

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Containers & Packaging – 0.4%

Amcor plc(a)	51,051	$457,927

AptarGroup, Inc.(a)	1,848	197,884

Avery Dennison Corp.	2,541	280,501

Ball Corp.	10,395	681,808

Berry Global Group, Inc.* (a)	6,699	266,553

Crown Holdings, Inc.*	6,468	416,604

Graphic Packaging Holding Co.	10,626	141,857

Greif, Inc., Class A(a)	9,240	313,144

International Paper Co.	18,711	640,852

Myers Industries, Inc.(a)	462	5,710

O-I Glass, Inc.(a)	54,747	451,115

Packaging Corp. of America	4,389	424,197

Sealed Air Corp.	4,851	138,690

Silgan Holdings, Inc.(a)	2,772	95,634

Sonoco Products Co.(a)	4,620	225,641

Westrock Co.	12,474	401,538
		5,139,655

Distributors – 0.1%

Core-Mark Holding Co., Inc.	1,848	53,111

Genuine Parts Co.(a)	4,620	366,274

LKQ Corp.* (a)	14,553	380,561

Pool Corp.(a)	1,155	244,467
		1,044,413

Diversified Consumer Services – 0.3%

Adtalem Global Education, Inc.* (a)	18,942	601,787

American Public Education, Inc.*	462	11,906

Bright Horizons Family Solutions, Inc.*	1,848	215,200

Chegg, Inc.* (a)	4,389	187,630

frontdoor, Inc.*	3,234	125,188

Graham Holdings Co., Class B	231	90,092

Grand Canyon Education, Inc.* (a)	1,848	158,965

H&R Block, Inc.(a)	68,145	1,134,614

Houghton Mifflin Harcourt Co.* (a)	40,656	65,050

K12, Inc.* (a)	1,617	36,722

Investments	Shares	Value

Diversified Consumer Services – (continued)

Laureate Education, Inc., Class A* (a)	38,346	$363,137

Perdoceo Education Corp.* (a)	2,772	36,036

Service Corp. International(a)	5,775	212,174

ServiceMaster Global Holdings, Inc.* (a)	4,389	149,445

Strategic Education, Inc.(a)	924	147,193

WW International, Inc.* (a)	1,848	47,142
		3,582,281

Diversified Financial Services – 1.5%

Berkshire Hathaway, Inc., Class B*	93,093	17,441,904

Cannae Holdings, Inc.* (a)	2,772	87,457

Equitable Holdings, Inc.	21,021	385,105

FGL Holdings(a)	45,738	474,760

Jefferies Financial Group, Inc.(a)	11,319	155,297

On Deck Capital, Inc.*	29,799	36,057

Voya Financial, Inc.(a)	6,237	281,725
		18,862,305

Diversified Telecommunication Services – 1.9%

Anterix, Inc.* (a)	462	24,255

AT&T, Inc.	348,117	10,607,125

ATN International, Inc.	462	28,699

Bandwidth, Inc., Class A* (a)	462	37,681

CenturyLink, Inc.(a)	46,662	495,550

Cogent Communications Holdings, Inc.(a)	1,617	135,553

GCI Liberty, Inc., Class A* (a)	4,620	281,035

Iridium Communications, Inc.* (a)	3,696	83,179

ORBCOMM, Inc.* (a)	28,875	76,230

Verizon Communications, Inc.	197,043	11,320,120

Vonage Holdings Corp.*	9,009	75,315
		23,164,742

Electric Utilities – 1.6%

ALLETE, Inc.	1,848	106,371

Alliant Energy Corp.(a)	7,392	358,882

American Electric Power Co., Inc.	15,708	1,305,492

Avangrid, Inc.(a)	1,617	69,531

See Accompanying Notes to the Financial Statements.

86	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – (continued)

Duke Energy Corp.(a)	34,650	$2,933,469

Edison International	17,094	1,003,589

El Paso Electric Co.	1,617	109,956

Entergy Corp.	6,237	595,696

Evergy, Inc.	7,161	418,417

Eversource Energy(a)	10,164	820,235

Exelon Corp.	46,200	1,713,096

FirstEnergy Corp.	17,094	705,469

Hawaiian Electric Industries, Inc.(a)	4,158	164,116

IDACORP, Inc.	1,848	169,609

MGE Energy, Inc.	1,386	89,619

NextEra Energy, Inc.	15,477	3,577,044

NRG Energy, Inc.	11,781	395,017

OGE Energy Corp.	6,237	196,590

Otter Tail Corp.(a)	1,617	71,763

Pinnacle West Capital Corp.	3,465	266,770

PNM Resources, Inc.(a)	3,003	121,592

Portland General Electric Co.	3,234	151,319

PPL Corp.	36,729	933,651

Southern Co. (The)	49,896	2,830,600

Xcel Energy, Inc.	16,632	1,057,130
		20,165,023

Electrical Equipment – 0.6%

Acuity Brands, Inc.	1,386	120,014

AMETEK, Inc.	7,161	600,593

Atkore International Group, Inc.*	16,401	399,200

AZZ, Inc.	1,155	36,256

Eaton Corp. plc	19,635	1,639,523

Emerson Electric Co.	19,173	1,093,436

Encore Wire Corp.	924	42,301

EnerSys(a)	1,617	94,417

Generac Holdings, Inc.* (a)	2,079	202,578

GrafTech International Ltd.(a)	18,942	153,809

Hubbell, Inc.(a)	1,617	201,203

nVent Electric plc	6,006	112,012

Plug Power, Inc.* (a)	12,474	52,204

Regal Beloit Corp.	14,322	1,017,005

Rockwell Automation, Inc.(a)	3,696	700,318

Investments	Shares	Value

Electrical Equipment – (continued)

Sensata Technologies Holding plc*	5,082	$184,883

Sunrun, Inc.* (a)	3,003	42,132

Thermon Group Holdings, Inc.*	1,155	17,648

Vicor Corp.* (a)	924	49,129

Vivint Solar, Inc.* (a)	924	5,858
		6,764,519

Electronic Equipment, Instruments & Components – 1.4%

Amphenol Corp., Class A	9,240	815,522

Anixter International, Inc.* (a)	10,395	965,280

Arrow Electronics, Inc.*	3,696	232,552

Avnet, Inc.	35,343	1,060,997

Badger Meter, Inc.(a)	1,155	68,180

Belden, Inc.(a)	13,398	458,078

Benchmark Electronics, Inc.	1,386	28,635

CDW Corp.	4,620	511,896

Cognex Corp.	5,313	293,490

Coherent, Inc.* (a)	924	118,152

Corning, Inc.(a)	36,729	808,405

CTS Corp.	1,386	32,100

Daktronics, Inc.	1,155	5,221

Dolby Laboratories, Inc., Class A	2,310	138,669

ePlus, Inc.*	462	32,686

Fabrinet*	1,386	86,971

FARO Technologies, Inc.*	693	38,039

Fitbit, Inc., Class A* (a)	8,778	58,725

Flex Ltd.* (a)	24,255	236,729

FLIR Systems, Inc.(a)	4,158	180,457

II-VI, Inc.* (a)	30,492	1,049,535

Insight Enterprises, Inc.* (a)	12,474	677,213

IPG Photonics Corp.* (a)	1,155	149,376

Itron, Inc.* (a)	1,386	96,771

Jabil, Inc.(a)	48,510	1,379,624

KEMET Corp.	20,328	549,059

Keysight Technologies, Inc.* (a)	5,775	558,847

Kimball Electronics, Inc.*	8,547	115,555

Knowles Corp.*	3,465	53,881

Littelfuse, Inc.	924	134,202

Methode Electronics, Inc.(a)	13,167	395,273

National Instruments Corp.	3,696	142,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	87

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

nLight, Inc.* (a)	462	$7,281

Novanta, Inc.*	1,386	120,430

OSI Systems, Inc.* (a)	693	50,159

PC Connection, Inc.(a)	462	21,229

Plexus Corp.* (a)	1,155	72,407

Rogers Corp.* (a)	693	76,951

Sanmina Corp.* (a)	24,486	678,997

ScanSource, Inc.*	9,009	233,513

SYNNEX Corp.	1,848	161,811

TE Connectivity Ltd.	10,626	780,586

Tech Data Corp.*	12,474	1,754,343

Trimble, Inc.* (a)	8,085	279,984

TTM Technologies, Inc.* (a)	34,419	398,916

Vishay Intertechnology, Inc.	46,662	774,123

Zebra Technologies Corp., Class A*	1,617	371,360
		17,254,210

Energy Equipment & Services – 0.4%

Apergy Corp.* (a)	3,234	29,785

Archrock, Inc.(a)	45,276	217,778

Baker Hughes Co.	30,723	428,586

Cactus, Inc., Class A	2,310	41,072

Dril-Quip, Inc.* (a)	1,386	45,918

Exterran Corp.*	9,933	67,544

Halliburton Co.	39,039	409,910

Helix Energy Solutions Group, Inc.*	5,544	14,082

Helmerich & Payne, Inc.(a)	3,696	73,070

Liberty Oilfield Services, Inc., Class A(a)	16,170	76,322

Matrix Service Co.*	8,547	89,231

Nabors Industries Ltd.(a)	2,878	42,397

National Oilwell Varco, Inc.(a)	12,474	157,671

Newpark Resources, Inc.*	3,003	4,595

NexTier Oilfield Solutions, Inc.*	58,443	135,588

Noble Corp. plc* (a)	88,935	22,945

Oceaneering International, Inc.* (a)	34,881	179,288

Oil States International, Inc.* (a)	24,717	85,026

Investments	Shares	Value

Energy Equipment & Services – (continued)

Patterson-UTI Energy, Inc.(a)	68,607	$253,160

ProPetro Holding Corp.* (a)	31,185	132,224

RPC, Inc.(a)	18,480	63,017

Schlumberger Ltd.	66,528	1,119,001

SEACOR Holdings, Inc.*	693	19,584

Select Energy Services, Inc., Class A* (a)	24,948	119,750

Solaris Oilfield Infrastructure, Inc., Class A(a)	11,319	77,422

Tidewater, Inc.* (a)	14,322	82,495

Transocean Ltd.* (a)	202,356	259,016

US Silica Holdings, Inc.(a)	26,565	51,005

Valaris plc* (a)	91,245	41,562
		4,339,044

Entertainment – 1.4%

Activision Blizzard, Inc.	24,255	1,545,771

AMC Entertainment Holdings, Inc., Class A(a)	18,711	92,058

Cinemark Holdings, Inc.(a)	4,620	65,974

Electronic Arts, Inc.*	9,240	1,055,762

Glu Mobile, Inc.* (a)	4,620	36,036

IMAX Corp.*	2,772	31,878

Liberty Media Corp-Liberty Braves, Class C* (a)	1,386	27,845

Liberty Media Corp-Liberty Formula One, Class A*	1,848	55,902

Liberty Media Corp-Liberty Formula One, Class C*	5,775	185,897

Lions Gate Entertainment Corp., Class B*	6,468	43,206

Live Nation Entertainment, Inc.* (a)	4,389	196,934

Madison Square Garden Co. (The), Class A*	693	118,725

Marcus Corp. (The)	924	13,435

Netflix, Inc.*	13,860	5,819,121

Roku, Inc.* (a)	3,003	364,054

Take-Two Interactive Software, Inc.*	3,696	447,401

Walt Disney Co. (The)	57,057	6,170,714

World Wrestling Entertainment, Inc., Class A(a)	1,848	82,181

See Accompanying Notes to the Financial Statements.

88	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Entertainment – (continued)

Zynga, Inc., Class A*	30,261	$228,168
		16,581,062

Equity Real Estate Investment Trusts (REITs) – 3.1%

Acadia Realty Trust	3,465	42,931

Agree Realty Corp.(a)	1,617	105,283

Alexander & Baldwin, Inc.	3,003	39,459

Alexander’s, Inc.	231	72,825

Alexandria Real Estate Equities, Inc.(a)	3,927	616,892

American Assets Trust, Inc.	1,848	52,335

American Campus Communities, Inc.	4,389	154,888

American Finance Trust, Inc.(a)	4,389	33,839

American Homes 4 Rent, Class A(a)	8,085	195,172

American Tower Corp.	14,091	3,353,658

Americold Realty Trust(a)	6,006	183,724

Apartment Investment and Management Co., Class A	4,389	165,334

Apple Hospitality REIT, Inc.	8,085	78,263

Armada Hoffler Properties, Inc.	2,310	22,199

AvalonBay Communities, Inc.	4,389	715,188

Boston Properties, Inc.	4,620	448,972

Braemar Hotels & Resorts, Inc.	9,009	28,198

Brandywine Realty Trust(a)	6,930	77,339

Brixmor Property Group, Inc.(a)	9,471	108,443

Brookfield Property REIT, Inc., Class A(a)	23,100	226,265

Camden Property Trust	3,003	264,474

CareTrust REIT, Inc.(a)	3,696	60,910

CatchMark Timber Trust, Inc., Class A	2,541	19,972

Chatham Lodging Trust(a)	462	3,470

City Office REIT, Inc.(a)	19,173	193,647

Colony Capital, Inc.	171,402	395,939

Columbia Property Trust, Inc.	4,851	69,321

Community Healthcare Trust, Inc.(a)	924	34,373

CoreCivic, Inc.	41,811	548,560

CorEnergy Infrastructure Trust, Inc.	1,155	14,022

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

CorePoint Lodging, Inc.	16,632	$72,349

CoreSite Realty Corp.	1,386	167,969

Corporate Office Properties Trust	4,158	109,854

Cousins Properties, Inc.(a)	4,620	139,385

Crown Castle International Corp.	13,167	2,099,215

CubeSmart	6,237	157,172

CyrusOne, Inc.	3,465	243,070

DiamondRock Hospitality Co.(a)	6,006	37,417

Digital Realty Trust, Inc.(a)	8,316	1,243,159

Diversified Healthcare Trust	9,240	28,736

Douglas Emmett, Inc.	5,082	154,950

Duke Realty Corp.	11,550	400,785

Easterly Government Properties, Inc.(a)	2,772	74,595

EastGroup Properties, Inc.(a)	1,386	146,916

Empire State Realty Trust, Inc., Class A	6,468	54,072

EPR Properties(a)	3,003	88,348

Equinix, Inc.	2,772	1,871,654

Equity Commonwealth	42,504	1,443,011

Equity LifeStyle Properties, Inc.	5,775	348,290

Equity Residential	10,857	706,356

Essential Properties Realty Trust, Inc.(a)	3,465	50,901

Essex Property Trust, Inc.	2,079	507,484

Extra Space Storage, Inc.	4,158	366,902

Federal Realty Investment Trust(a)	2,310	192,354

First Industrial Realty Trust, Inc.(a)	4,851	183,222

Four Corners Property Trust, Inc.	2,772	62,065

Franklin Street Properties Corp.	4,389	23,876

Front Yard Residential Corp.(a)	2,079	23,721

Gaming and Leisure Properties, Inc.	6,468	182,656

GEO Group, Inc. (The)(a)	42,504	538,951

Getty Realty Corp.	924	25,096

Global Net Lease, Inc.(a)	4,851	69,806

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	2,772	77,588

Healthcare Realty Trust, Inc.	4,851	142,571

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	89

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Healthcare Trust of America, Inc., Class A	6,468	$159,307

Healthpeak Properties, Inc.	15,708	410,607

Hersha Hospitality Trust(a)	12,705	66,447

Highwoods Properties, Inc.	3,927	152,407

Host Hotels & Resorts, Inc.(a)	34,188	420,854

Hudson Pacific Properties, Inc.	4,851	119,238

Independence Realty Trust, Inc.(a)	3,696	37,219

Industrial Logistics Properties Trust(a)	2,541	47,491

Innovative Industrial Properties, Inc.(a)	693	54,373

Investors Real Estate Trust(a)	462	28,935

Invitation Homes, Inc.	17,094	404,273

Iron Mountain, Inc.(a)	9,009	217,838

iStar, Inc.(a)	26,334	263,867

JBG SMITH Properties	4,389	149,007

Kilroy Realty Corp.	3,003	186,967

Kimco Realty Corp.	13,398	146,172

Kite Realty Group Trust(a)	3,465	35,447

Lamar Advertising Co., Class A	2,772	159,806

Lexington Realty Trust	9,240	96,558

Life Storage, Inc.	1,848	161,866

LTC Properties, Inc.(a)	1,617	57,565

Macerich Co. (The)(a)	4,389	32,786

Mack-Cali Realty Corp.(a)	31,647	512,365

Medical Properties Trust, Inc.	16,401	281,113

Mid-America Apartment Communities, Inc.	3,696	413,656

Monmouth Real Estate Investment Corp.	4,158	56,507

National Health Investors, Inc.(a)	1,617	89,032

National Retail Properties, Inc.(a)	5,544	180,956

National Storage Affiliates Trust	2,310	65,789

New Senior Investment Group, Inc.	29,799	98,635

NexPoint Residential Trust, Inc.(a)	924	27,785

Office Properties Income Trust	1,848	50,635

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Omega Healthcare Investors, Inc.(a)	6,930	$202,010

Outfront Media, Inc.	5,544	86,985

Paramount Group, Inc.(a)	7,854	75,791

Park Hotels & Resorts, Inc.(a)	11,550	109,841

Pebblebrook Hotel Trust	5,082	60,171

Pennsylvania REIT(a)	14,784	14,932

Physicians Realty Trust	7,161	110,423

Piedmont Office Realty Trust, Inc., Class A(a)	4,389	76,149

PotlatchDeltic Corp.	2,541	89,215

Preferred Apartment Communities, Inc., Class A(a)	16,170	119,820

Prologis, Inc.	23,440	2,091,551

PS Business Parks, Inc.	693	89,459

Public Storage	4,851	899,618

QTS Realty Trust, Inc., Class A(a)	2,079	130,000

Rayonier, Inc.	4,851	116,570

Realty Income Corp.(a)	10,395	570,893

Regency Centers Corp.	5,313	233,294

Retail Opportunity Investments Corp.(a)	3,927	38,112

Retail Properties of America, Inc., Class A	8,316	51,559

Retail Value, Inc.	726	10,505

Rexford Industrial Realty, Inc.	3,927	159,907

RLJ Lodging Trust(a)	6,699	62,234

RPT Realty(a)	4,389	29,933

Ryman Hospitality Properties, Inc.	2,079	73,472

Sabra Health Care REIT, Inc.	7,854	100,688

Safehold, Inc.	462	26,685

Saul Centers, Inc.	462	15,070

SBA Communications Corp.	3,465	1,004,573

Seritage Growth Properties, Class A* (a)	2,310	24,440

Service Properties Trust(a)	57,750	400,208

Simon Property Group, Inc.(a)	9,702	647,803

SITE Centers Corp.	6,006	36,396

SL Green Realty Corp.(a)	2,541	134,800

Spirit Realty Capital, Inc.	3,696	113,689

See Accompanying Notes to the Financial Statements.

90	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

STAG Industrial, Inc.(a)	5,544	$145,530

STORE Capital Corp.	6,699	134,449

Summit Hotel Properties, Inc.(a)	4,158	25,197

Sun Communities, Inc.	3,003	403,603

Sunstone Hotel Investors, Inc.	8,547	78,547

Tanger Factory Outlet Centers, Inc.(a)	3,696	27,794

Taubman Centers, Inc.	2,310	99,561

Terreno Realty Corp.	2,541	139,298

UDR, Inc.	9,240	346,223

Uniti Group, Inc.(a)	7,392	52,188

Universal Health Realty Income Trust	462	49,416

Urban Edge Properties(a)	4,620	53,130

Urstadt Biddle Properties, Inc., Class A	231	3,375

Ventas, Inc.	11,781	381,115

VEREIT, Inc.	33,726	184,818

VICI Properties, Inc.(a)	21,945	382,282

Vornado Realty Trust(a)	5,082	222,693

Washington Prime Group, Inc.(a)	56,133	48,263

Washington REIT	3,003	70,030

Weingarten Realty Investors	4,620	84,038

Welltower, Inc.	12,936	662,711

Weyerhaeuser Co.	23,562	515,301

WP Carey, Inc.	5,544	364,684

Xenia Hotels & Resorts, Inc.	4,389	42,573
		38,069,509

Food & Staples Retailing – 1.3%

Andersons, Inc. (The)(a)	11,319	192,083

BJ’s Wholesale Club Holdings, Inc.* (a)	42,735	1,124,358

Casey’s General Stores, Inc.(a)	1,155	174,879

Costco Wholesale Corp.	13,860	4,199,580

Grocery Outlet Holding Corp.*	1,848	61,483

Ingles Markets, Inc., Class A(a)	5,082	207,498

Kroger Co. (The)(a)	38,115	1,204,815

Performance Food Group Co.*	4,389	128,817

PriceSmart, Inc.(a)	693	44,033

Rite Aid Corp.* (a)	2,079	29,792

Investments	Shares	Value

Food & Staples Retailing – (continued)

SpartanNash Co.	12,705	$217,891

Sprouts Farmers Market, Inc.*	4,389	91,203

Sysco Corp.(a)	16,170	909,886

United Natural Foods, Inc.* (a)	18,711	199,085

US Foods Holding Corp.*	10,395	223,493

Walgreens Boots Alliance, Inc.	35,805	1,549,998

Walmart, Inc.	44,814	5,447,142

Weis Markets, Inc.(a)	693	34,671
		16,040,707

Food Products – 1.1%

Archer-Daniels-Midland Co.	26,334	978,045

B&G Foods, Inc.(a)	22,407	435,144

Beyond Meat, Inc.* (a)	462	45,733

Bunge Ltd.	6,699	265,749

Calavo Growers, Inc.(a)	693	40,194

Cal-Maine Foods, Inc.*	1,155	47,944

Campbell Soup Co.(a)	5,313	265,544

Conagra Brands, Inc.	23,100	772,464

Darling Ingredients, Inc.* (a)	6,237	128,420

Flowers Foods, Inc.	7,161	159,547

Fresh Del Monte Produce, Inc.(a)	1,155	32,929

Freshpet, Inc.*	1,386	104,518

General Mills, Inc.	28,875	1,729,324

Hain Celestial Group, Inc. (The)* (a)	3,003	77,597

Hershey Co. (The)	4,620	611,827

Hormel Foods Corp.(a)	8,778	411,249

Hostess Brands, Inc.* (a)	4,851	58,309

Ingredion, Inc.	3,234	262,601

J&J Snack Foods Corp.	462	58,688

JM Smucker Co. (The)(a)	5,544	637,061

John B Sanfilippo & Son, Inc.(a)	462	37,944

Kellogg Co.	11,781	771,655

Kraft Heinz Co. (The)	29,799	903,804

Lamb Weston Holdings, Inc.(a)	4,851	297,657

Lancaster Colony Corp.	693	93,299

McCormick & Co., Inc. (Non-Voting)(a)	3,927	615,911

Mondelez International, Inc., Class A	45,507	2,340,880

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	91

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

Pilgrim’s Pride Corp.*	2,541	$55,902

Post Holdings, Inc.*	2,079	190,956

Sanderson Farms, Inc.(a)	693	94,345

Seaboard Corp.	17	51,189

Simply Good Foods Co. (The)* (a)	3,234	60,961

Tootsie Roll Industries, Inc.	702	24,672

TreeHouse Foods, Inc.* (a)	2,079	107,547

Tyson Foods, Inc., Class A	14,091	876,319
		13,645,928

Gas Utilities – 0.2%

Atmos Energy Corp.	3,696	376,881

Chesapeake Utilities Corp.	693	60,901

National Fuel Gas Co.(a)	30,261	1,240,701

New Jersey Resources Corp.	3,696	124,851

Northwest Natural Holding Co.(a)	1,155	75,191

ONE Gas, Inc.	2,079	165,717

South Jersey Industries, Inc.(a)	3,465	99,064

Southwest Gas Holdings, Inc.(a)	2,079	157,588

Spire, Inc.(a)	1,848	134,830

UGI Corp.	6,699	202,176
		2,637,900

Health Care Equipment & Supplies – 2.8%

Abbott Laboratories	55,902	5,148,015

ABIOMED, Inc.*	1,386	265,072

Align Technology, Inc.*	2,310	496,303

AngioDynamics, Inc.* (a)	924	9,637

Antares Pharma, Inc.*	1,155	3,742

AtriCure, Inc.*	1,617	69,725

Avanos Medical, Inc.* (a)	1,848	57,380

Baxter International, Inc.	16,170	1,435,573

Becton Dickinson and Co.	8,547	2,158,374

Boston Scientific Corp.*	44,121	1,653,655

Cantel Medical Corp.(a)	1,386	51,282

Cardiovascular Systems, Inc.* (a)	1,155	48,510

Cerus Corp.*	1,848	11,365

CONMED Corp.(a)	1,155	85,366

Investments	Shares	Value

Health Care Equipment & Supplies – (continued)

Cooper Cos., Inc. (The)	1,617	$463,594

CryoLife, Inc.*	1,617	36,108

CryoPort, Inc.* (a)	1,386	26,112

Danaher Corp.	20,328	3,322,815

Dentsply Sirona, Inc.	7,161	303,913

DexCom, Inc.*	3,003	1,006,606

Edwards Lifesciences Corp.*	6,468	1,406,790

Envista Holdings Corp.* (a)	6,006	116,937

Establishment Labs Holdings, Inc.* (a)	462	8,076

Glaukos Corp.* (a)	1,617	59,328

Globus Medical, Inc., Class A* (a)	3,003	142,522

Haemonetics Corp.*	1,617	183,982

Heska Corp.* (a)	231	16,355

Hill-Rom Holdings, Inc.	2,079	233,867

Hologic, Inc.*	8,547	428,205

ICU Medical, Inc.* (a)	693	151,982

IDEXX Laboratories, Inc.* (a)	2,772	769,507

Inogen, Inc.*	693	34,650

Insulet Corp.* (a)	2,079	415,218

Integer Holdings Corp.* (a)	1,155	86,001

Integra LifeSciences Holdings Corp.* (a)	2,772	141,511

Intuitive Surgical, Inc.* (a)	3,465	1,770,199

iRhythm Technologies, Inc.* (a)	1,155	122,014

Lantheus Holdings, Inc.* (a)	1,848	24,116

LeMaitre Vascular, Inc.(a)	462	13,162

LivaNova plc* (a)	1,617	85,895

Masimo Corp.*	1,617	345,892

Medtronic plc	42,504	4,149,666

Merit Medical Systems, Inc.* (a)	2,079	84,865

Natus Medical, Inc.*	1,617	40,409

Neogen Corp.*	2,079	130,125

Nevro Corp.*	1,155	135,874

Novocure Ltd.* (a)	2,541	167,198

NuVasive, Inc.* (a)	2,079	126,570

OraSure Technologies, Inc.*	693	11,046

Orthofix Medical, Inc.*	924	32,756

Penumbra, Inc.* (a)	1,155	204,805

Quidel Corp.* (a)	1,386	192,654

ResMed, Inc.	4,620	717,578

See Accompanying Notes to the Financial Statements.

92	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – (continued)

STAAR Surgical Co.*	1,155	$44,260

STERIS plc	2,772	395,010

Stryker Corp.	10,164	1,894,875

Surmodics, Inc.*	462	17,602

Tactile Systems Technology, Inc.* (a)	462	23,848

Tandem Diabetes Care, Inc.* (a)	2,310	184,292

Teleflex, Inc.	1,386	464,864

Varex Imaging Corp.* (a)	1,617	42,252

Varian Medical Systems, Inc.* (a)	2,772	317,061

West Pharmaceutical Services, Inc.	2,310	437,191

Wright Medical Group NV* (a)	4,851	141,261

Zimmer Biomet Holdings, Inc.	6,468	774,220
		33,939,638

Health Care Providers & Services – 3.4%

Acadia Healthcare Co., Inc.* (a)	30,954	743,206

Addus HomeCare Corp.* (a)	462	37,431

Amedisys, Inc.* (a)	1,155	212,705

AmerisourceBergen Corp.	7,161	642,055

AMN Healthcare Services, Inc.* (a)	1,848	86,819

Anthem, Inc.	12,012	3,372,129

BioTelemetry, Inc.* (a)	1,386	64,740

Brookdale Senior Living, Inc.* (a)	65,373	235,997

Cardinal Health, Inc.	14,091	697,223

Centene Corp.*	27,951	1,860,978

Chemed Corp.	462	192,455

Cigna Corp.	17,787	3,482,339

CorVel Corp.* (a)	231	12,171

Covetrus, Inc.* (a)	3,927	46,692

CVS Health Corp.	62,139	3,824,655

DaVita, Inc.* (a)	4,158	328,524

Encompass Health Corp.(a)	3,234	214,252

Ensign Group, Inc. (The)	1,848	69,134

Guardant Health, Inc.* (a)	1,386	106,667

Investments	Shares	Value

Health Care Providers & Services – (continued)

Hanger, Inc.* (a)	1,617	$29,688

HCA Healthcare, Inc.	12,705	1,396,025

HealthEquity, Inc.* (a)	2,772	155,980

Henry Schein, Inc.*	4,620	252,067

Humana, Inc.	6,237	2,381,411

Laboratory Corp. of America Holdings*	4,620	759,759

LHC Group, Inc.* (a)	1,155	150,138

Magellan Health, Inc.* (a)	7,623	462,945

McKesson Corp.	8,547	1,207,264

MEDNAX, Inc.*	29,799	432,681

Molina Healthcare, Inc.*	3,003	492,402

National HealthCare Corp.	462	31,587

National Research Corp.	462	23,835

Option Care Health, Inc.* (a)	12,012	171,772

Owens & Minor, Inc.(a)	22,176	157,006

Patterson Cos., Inc.(a)	30,261	553,171

Premier, Inc., Class A* (a)	23,100	765,996

Providence Service Corp. (The)* (a)	462	26,801

Quest Diagnostics, Inc.(a)	6,468	712,191

R1 RCM, Inc.* (a)	4,389	45,294

RadNet, Inc.* (a)	1,617	22,832

Select Medical Holdings Corp.* (a)	4,158	70,977

Surgery Partners, Inc.* (a)	7,161	84,500

Tenet Healthcare Corp.* (a)	36,498	736,530

Tivity Health, Inc.* (a)	13,398	120,180

Triple-S Management Corp., Class B*	8,085	136,879

UnitedHealth Group, Inc.	45,276	13,241,872

Universal Health Services, Inc., Class B	3,927	415,045

US Physical Therapy, Inc.(a)	462	34,881
		41,301,881

Health Care Technology – 0.3%

Allscripts Healthcare Solutions, Inc.* (a)	6,468	42,042

Cerner Corp.(a)	9,933	689,251

Change Healthcare, Inc.*	77,181	898,387

Computer Programs and Systems, Inc.(a)	4,620	111,019

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	93

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Technology – (continued)

Evolent Health, Inc., Class A* (a)	27,258	$196,530

HealthStream, Inc.*	462	10,545

HMS Holdings Corp.*	3,465	99,359

Inovalon Holdings, Inc., Class A* (a)	3,234	56,595

Inspire Medical Systems, Inc.* (a)	462	33,107

Omnicell, Inc.* (a)	1,617	117,879

Tabula Rasa HealthCare, Inc.* (a)	693	43,895

Teladoc Health, Inc.* (a)	2,772	456,243

Veeva Systems, Inc., Class A*	4,158	793,346

Vocera Communications, Inc.* (a)	1,155	21,899
		3,570,097

Hotels, Restaurants & Leisure – 1.6%

Aramark	7,854	214,493

BBX Capital Corp.	4,389	9,305

BJ’s Restaurants, Inc.(a)	1,617	35,348

Bloomin’ Brands, Inc.(a)	30,030	361,861

Boyd Gaming Corp.(a)	3,234	53,975

Brinker International, Inc.(a)	12,936	301,150

Caesars Entertainment Corp.*	25,410	245,461

Carnival Corp.	19,173	304,851

Cheesecake Factory, Inc. (The)(a)	2,079	46,341

Chipotle Mexican Grill, Inc.*	924	811,780

Choice Hotels International, Inc.(a)	1,155	86,683

Churchill Downs, Inc.(a)	1,386	138,905

Chuy’s Holdings, Inc.* (a)	231	3,872

Cracker Barrel Old Country Store, Inc.(a)	924	89,998

Darden Restaurants, Inc.(a)	3,927	289,773

Denny’s Corp.*	2,310	26,034

Dine Brands Global, Inc.(a)	6,006	266,606

Domino’s Pizza, Inc.	1,155	418,029

Dunkin’ Brands Group, Inc.(a)	2,541	159,676

Eldorado Resorts, Inc.* (a)	3,927	84,195

Everi Holdings, Inc.*	2,541	12,578

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

Extended Stay America, Inc.	64,218	$698,050

Golden Entertainment, Inc.*	6,699	63,239

Hilton Grand Vacations, Inc.*	3,465	71,379

Hilton Worldwide Holdings, Inc.(a)	9,009	682,071

Hyatt Hotels Corp., Class A	1,386	77,976

Jack in the Box, Inc.(a)	693	41,788

Las Vegas Sands Corp.	10,626	510,260

Marriott International, Inc., Class A	8,547	777,264

Marriott Vacations Worldwide Corp.	13,167	1,092,861

McDonald’s Corp.	23,793	4,462,615

MGM Resorts International(a)	16,401	276,029

Norwegian Cruise Line Holdings Ltd.* (a)	8,778	143,959

Papa John’s International, Inc.(a)	924	66,454

Penn National Gaming, Inc.* (a)	38,115	679,209

Planet Fitness, Inc., Class A* (a)	2,541	153,298

Red Rock Resorts, Inc., Class A	2,772	30,381

Royal Caribbean Cruises Ltd.	8,316	388,939

Ruth’s Hospitality Group, Inc.(a)	2,541	28,599

Scientific Games Corp.* (a)	18,942	238,859

SeaWorld Entertainment, Inc.* (a)	1,617	23,754

Shake Shack, Inc., Class A* (a)	1,155	62,959

Six Flags Entertainment Corp.(a)	2,079	41,601

Starbucks Corp.	37,422	2,871,390

Target Hospitality Corp.*	10,395	20,998

Texas Roadhouse, Inc.(a)	2,541	119,656

Vail Resorts, Inc.(a)	1,386	237,006

Wendy’s Co. (The)(a)	6,930	137,630

Wingstop, Inc.(a)	1,155	135,447

Wyndham Destinations, Inc.	31,878	815,120

Wyndham Hotels & Resorts, Inc.(a)	3,003	113,243

Wynn Resorts Ltd.(a)	3,003	256,847

Yum! Brands, Inc.	9,471	818,578
		20,098,373

See Accompanying Notes to the Financial Statements.

94	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Durables – 0.7%

Beazer Homes USA, Inc.*	8,085	$56,918

Cavco Industries, Inc.* (a)	231	35,731

Century Communities, Inc.* (a)	9,933	212,765

DR Horton, Inc.	15,939	752,640

Ethan Allen Interiors, Inc.	9,009	101,892

Garmin Ltd.	4,620	374,959

GoPro, Inc., Class A* (a)	3,696	13,010

Green Brick Partners, Inc.*	9,702	86,445

Helen of Troy Ltd.* (a)	924	151,795

Installed Building Products, Inc.* (a)	924	45,562

iRobot Corp.* (a)	924	56,327

KB Home(a)	30,261	794,049

La-Z-Boy, Inc.(a)	1,848	43,336

Leggett & Platt, Inc.(a)	4,158	146,070

Lennar Corp., Class A(a)	13,167	659,272

Lennar Corp., Class B	693	26,438

LGI Homes, Inc.* (a)	7,854	475,795

M/I Homes, Inc.*	9,933	252,894

MDC Holdings, Inc.(a)	17,556	513,513

Meritage Homes Corp.*	12,705	667,775

Mohawk Industries, Inc.* (a)	2,772	243,160

Newell Brands, Inc.(a)	18,249	253,296

NVR, Inc.*	158	489,800

PulteGroup, Inc.	12,243	346,110

Skyline Champion Corp.*	2,310	45,530

Sonos, Inc.* (a)	2,772	28,330

Taylor Morrison Home Corp., Class A* (a)	46,662	678,932

Tempur Sealy International, Inc.*	1,617	86,914

Toll Brothers, Inc.(a)	5,082	122,070

TopBuild Corp.* (a)	1,386	129,161

TRI Pointe Group, Inc.* (a)	48,972	562,199

Tupperware Brands Corp.(a)	17,325	55,786

Universal Electronics, Inc.*	462	19,071

Whirlpool Corp.(a)	3,003	335,555
		8,863,100

Household Products – 1.3%

Central Garden & Pet Co.*	3,465	114,137

Investments	Shares	Value

Household Products – (continued)

Central Garden & Pet Co., Class A*	14,091	$428,507

Church & Dwight Co., Inc.	7,854	549,702

Clorox Co. (The)(a)	3,927	732,150

Colgate-Palmolive Co.	27,027	1,899,187

Energizer Holdings, Inc.(a)	22,638	881,977

Kimberly-Clark Corp.	10,857	1,503,477

Procter & Gamble Co. (The)	78,771	9,284,738

Spectrum Brands Holdings, Inc.(a)	15,246	656,493

WD-40 Co.(a)	462	80,517
		16,130,885

Independent Power and Renewable Electricity Producers – 0.1%

AES Corp. (The)	31,416	416,262

Clearway Energy, Inc., Class A	1,386	25,918

Clearway Energy, Inc., Class C(a)	3,003	60,150

Ormat Technologies, Inc.(a)	1,848	115,334

TerraForm Power, Inc., Class A	3,234	56,013

Vistra Energy Corp.	21,714	424,291
		1,097,968

Industrial Conglomerates – 0.8%

3M Co.	18,249	2,772,388

Carlisle Cos., Inc.(a)	1,848	223,534

General Electric Co.	276,276	1,878,677

Honeywell International, Inc.	22,638	3,212,332

Raven Industries, Inc.	2,079	46,300

Roper Technologies, Inc.	3,234	1,102,891
		9,236,122

Insurance – 2.8%

Aflac, Inc.	34,881	1,298,968

Alleghany Corp.	693	369,861

Allstate Corp. (The)	15,246	1,550,823

Ambac Financial Group, Inc.* (a)	2,310	39,732

American Equity Investment Life Holding Co.(a)	30,723	645,797

American Financial Group, Inc.(a)	3,465	229,522

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	95

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

American International Group, Inc.	41,349	$1,051,505

American National Insurance Co.	3,003	241,742

AMERISAFE, Inc.	693	44,123

Aon plc	7,392	1,276,377

Arch Capital Group Ltd.*	19,173	460,727

Argo Group International Holdings Ltd.	1,386	49,009

Arthur J Gallagher & Co.	6,006	471,471

Assurant, Inc.	2,772	294,497

Assured Guaranty Ltd.(a)	3,696	109,882

Athene Holding Ltd., Class A*	5,544	149,688

Axis Capital Holdings Ltd.	29,337	1,073,734

Benefytt Technologies, Inc.* (a)	3,696	96,577

Brighthouse Financial, Inc.* (a)	38,346	985,876

Brown & Brown, Inc.	7,392	265,447

Chubb Ltd.	21,483	2,320,379

Cincinnati Financial Corp.	4,851	319,196

CNO Financial Group, Inc.(a)	52,899	743,760

eHealth, Inc.*	693	73,943

Employers Holdings, Inc.(a)	1,155	35,077

Enstar Group Ltd.*	462	66,814

Erie Indemnity Co., Class A(a)	693	123,396

Everest Re Group Ltd.	1,848	319,944

FBL Financial Group, Inc., Class A	3,465	135,412

Fidelity National Financial, Inc.	13,629	368,664

First American Financial Corp.	5,313	245,036

Genworth Financial, Inc., Class A*	176,253	639,798

Globe Life, Inc.(a)	3,234	266,288

Goosehead Insurance, Inc., Class A* (a)	462	25,937

Greenlight Capital Re Ltd., Class A* (a)	9,702	63,257

Hallmark Financial Services, Inc.*	6,237	26,944

Hanover Insurance Group, Inc. (The)	13,629	1,368,079

Hartford Financial Services Group, Inc. (The)	17,556	666,952

Investments	Shares	Value

Insurance – (continued)

HCI Group, Inc.(a)	2,310	$96,212

Heritage Insurance Holdings, Inc.	9,009	102,162

Horace Mann Educators Corp.(a)	1,617	56,854

James River Group Holdings Ltd.	1,155	40,979

Kemper Corp.(a)	21,945	1,475,143

Kinsale Capital Group, Inc.(a)	693	75,274

Lincoln National Corp.(a)	9,471	335,936

Loews Corp.	12,012	416,336

Markel Corp.*	463	400,884

Marsh & McLennan Cos., Inc.	15,939	1,551,343

MBIA, Inc.* (a)	28,182	229,402

Mercury General Corp.	9,471	387,932

MetLife, Inc.	37,191	1,341,851

National General Holdings Corp.	23,100	439,593

National Western Life Group, Inc., Class A	693	133,562

Old Republic International Corp.	13,398	213,698

Palomar Holdings, Inc.* (a)	693	40,541

Primerica, Inc.	1,386	144,019

Principal Financial Group, Inc.	12,012	437,357

ProAssurance Corp.	2,079	44,470

Progressive Corp. (The)	27,951	2,160,612

Prudential Financial, Inc.	19,173	1,195,820

Reinsurance Group of America, Inc.	3,003	314,354

RenaissanceRe Holdings Ltd.	2,079	303,555

RLI Corp.(a)	1,617	117,766

Safety Insurance Group, Inc.(a)	462	38,863

Selective Insurance Group, Inc.	2,310	115,800

State Auto Financial Corp.	924	23,183

Stewart Information Services Corp.(a)	8,316	264,948

Third Point Reinsurance Ltd.*	28,182	209,674

Travelers Cos., Inc. (The)	12,243	1,239,114

Trupanion, Inc.* (a)	1,155	34,546

United Fire Group, Inc.	924	26,426

United Insurance Holdings Corp.	7,392	63,202

See Accompanying Notes to the Financial Statements.

96	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Universal Insurance Holdings, Inc.	10,857	$197,923

Unum Group(a)	9,471	165,269

Watford Holdings Ltd.*	1,386	17,117

Willis Towers Watson plc	4,158	741,330

WR Berkley Corp.	4,620	249,480
		33,956,764

Interactive Media & Services – 3.5%

Alphabet, Inc., Class A*	9,471	12,754,596

Alphabet, Inc., Class C*	9,471	12,773,159

ANGI Homeservices, Inc., Class A* (a)	2,079	14,085

Cargurus, Inc.*	2,772	63,423

Cars.com, Inc.* (a)	23,562	122,051

Eventbrite, Inc., Class A* (a)	2,541	23,174

Facebook, Inc., Class A*	75,999	15,557,755

IAC/interactivecorp*	2,310	516,239

Match Group, Inc.* (a)	2,079	160,000

Pinterest, Inc., Class A*	3,927	81,132

Snap, Inc., Class A* (a)	24,948	439,334

TripAdvisor, Inc.	4,158	83,035

Twitter, Inc.*	24,486	702,259

Yelp, Inc.* (a)	2,541	56,791

Zillow Group, Inc., Class A* (a)	924	40,231

Zillow Group, Inc., Class C* (a)	4,158	182,786
		43,570,050

Internet & Direct Marketing Retail – 3.2%

Amazon.com, Inc.*	13,167	32,575,158

Booking Holdings, Inc.*	1,388	2,055,031

Chewy, Inc., Class A* (a)	18,711	809,064

eBay, Inc.	24,255	966,077

Etsy, Inc.* (a)	3,696	239,760

Expedia Group, Inc.	4,389	311,531

Groupon, Inc.* (a)	157,542	192,201

GrubHub, Inc.* (a)	3,465	165,592

Lands’ End, Inc.* (a)	2,541	21,624

MercadoLibre, Inc.*	1,386	808,745

PetMed Express, Inc.(a)	924	36,563

Investments	Shares	Value

Internet & Direct Marketing Retail – (continued)

Quotient Technology, Inc.*	2,541	$18,244

Qurate Retail, Inc., Series A* (a)	135,366	1,090,373

Shutterstock, Inc.(a)	693	26,334

Stamps.com, Inc.* (a)	693	109,681

Stitch Fix, Inc., Class A* (a)	1,386	22,245

Wayfair, Inc., Class A* (a)	3,234	401,145
		39,849,368

IT Services – 4.4%

Accenture plc, Class A	20,097	3,721,763

Akamai Technologies, Inc.*	5,082	496,562

Alliance Data Systems Corp.	14,322	717,103

Automatic Data Processing, Inc.	13,629	1,999,238

Black Knight, Inc.* (a)	4,620	326,033

Booz Allen Hamilton Holding Corp.	4,389	322,328

Broadridge Financial Solutions, Inc.	3,465	401,940

CACI International, Inc., Class A*	924	231,129

Cardtronics plc, Class A* (a)	1,386	31,739

Cass Information Systems, Inc.(a)	231	9,265

Cognizant Technology Solutions Corp., Class A	17,325	1,005,197

Conduent, Inc.*	58,674	147,859

CSG Systems International, Inc.	1,155	56,110

DXC Technology Co.(a)	12,243	221,966

Endurance International Group Holdings, Inc.*	29,106	74,657

EPAM Systems, Inc.* (a)	1,617	357,179

Euronet Worldwide, Inc.* (a)	1,617	148,376

EVERTEC, Inc.	2,310	58,535

Evo Payments, Inc., Class A*	1,848	36,794

ExlService Holdings, Inc.* (a)	1,386	85,558

Fidelity National Information Services, Inc.	19,404	2,559,194

Fiserv, Inc.*	18,018	1,856,935

FleetCor Technologies, Inc.* (a)	2,772	668,745

Gartner, Inc.*	2,772	329,341

Genpact Ltd.(a)	4,851	167,020

Global Payments, Inc.	9,471	1,572,375

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	97

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – (continued)

GoDaddy, Inc., Class A*	5,544	$384,920

GreenSky, Inc., Class A* (a)	14,784	64,163

GTT Communications, Inc.* (a)	10,395	118,087

International Business Machines Corp.	42,273	5,307,798

Jack Henry & Associates, Inc.(a)	2,541	415,581

KBR, Inc.	5,313	107,641

Leidos Holdings, Inc.	4,158	410,852

Limelight Networks, Inc.* (a)	4,851	24,595

LiveRamp Holdings, Inc.* (a)	2,541	96,202

ManTech International Corp., Class A(a)	924	68,894

Mastercard, Inc., Class A	27,951	7,685,687

MAXIMUS, Inc.	2,310	155,509

MongoDB, Inc.* (a)	1,155	187,260

NIC, Inc.(a)	2,541	61,568

Okta, Inc.*	3,465	524,255

Paychex, Inc.	10,164	696,437

PayPal Holdings, Inc.*	37,191	4,574,493

Perficient, Inc.* (a)	1,386	48,274

Perspecta, Inc.(a)	48,048	1,036,395

Sabre Corp.	4,446	32,322

Science Applications International Corp.	17,094	1,395,896

Square, Inc., Class A* (a)	10,857	707,225

Switch, Inc., Class A(a)	2,079	35,696

Sykes Enterprises, Inc.* (a)	13,629	390,198

TTEC Holdings, Inc.	693	27,013

Tucows, Inc., Class A* (a)	462	24,444

Twilio, Inc., Class A* (a)	3,927	441,002

Unisys Corp.* (a)	18,249	229,755

VeriSign, Inc.*	3,234	677,491

Verra Mobility Corp.* (a)	7,161	64,163

Virtusa Corp.* (a)	1,155	38,115

Visa, Inc., Class A(a)	54,054	9,660,531

Western Union Co. (The)(a)	20,097	383,250

WEX, Inc.* (a)	1,386	183,396
		53,862,049

Leisure Products – 0.1%

Acushnet Holdings Corp.(a)	1,386	37,976

Investments	Shares	Value

Leisure Products – (continued)

American Outdoor Brands Corp.*	20,328	$192,405

Brunswick Corp.(a)	3,003	143,303

Callaway Golf Co.(a)	5,313	76,082

Hasbro, Inc.	3,927	283,569

Johnson Outdoors, Inc., Class A(a)	462	31,582

Malibu Boats, Inc., Class A* (a)	7,161	246,195

MasterCraft Boat Holdings, Inc.* (a)	6,699	70,005

Mattel, Inc.* (a)	12,936	112,802

Peloton Interactive, Inc., Class A*	1,617	50,936

Polaris, Inc.(a)	2,079	147,463

Sturm Ruger & Co., Inc.	693	36,868

Vista Outdoor, Inc.*	2,310	23,377

YETI Holdings, Inc.* (a)	1,617	44,645
		1,497,208

Life Sciences Tools & Services – 0.9%

10X Genomics, Inc., Class A*	462	36,900

Accelerate Diagnostics, Inc.* (a)	1,617	17,642

Agilent Technologies, Inc.	9,702	743,755

Avantor, Inc.* (a)	7,161	120,377

Bio-Rad Laboratories, Inc., Class A*	693	304,989

Bio-Techne Corp.	1,155	259,875

Bruker Corp.(a)	3,234	127,161

Charles River Laboratories International, Inc.*	1,617	233,931

Codexis, Inc.*	2,079	24,137

Illumina, Inc.*	4,620	1,473,919

IQVIA Holdings, Inc.*	5,775	823,457

Luminex Corp.(a)	1,386	49,965

Medpace Holdings, Inc.* (a)	1,155	92,238

Mettler-Toledo International, Inc.* (a)	693	498,919

NanoString Technologies, Inc.* (a)	1,386	44,019

NeoGenomics, Inc.* (a)	3,927	107,364

PerkinElmer, Inc.	3,465	313,687

PRA Health Sciences, Inc.* (a)	2,079	200,624

See Accompanying Notes to the Financial Statements.

98	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Life Sciences Tools & Services – (continued)

Repligen Corp.* (a)	1,848	$214,645

Syneos Health, Inc.* (a)	21,714	1,211,424

Thermo Fisher Scientific, Inc.	12,705	4,252,109

Waters Corp.* (a)	2,079	388,773
		11,539,910

Machinery – 1.9%

AGCO Corp.	2,772	146,472

Alamo Group, Inc.	462	45,479

Albany International Corp., Class A(a)	1,155	59,067

Allison Transmission Holdings, Inc.	5,313	193,074

Altra Industrial Motion Corp.(a)	22,638	631,827

Astec Industries, Inc.(a)	693	27,796

Barnes Group, Inc.(a)	1,848	70,926

Blue Bird Corp.*	5,313	65,191

Briggs & Stratton Corp.(a)	1,848	4,195

Caterpillar, Inc.	26,334	3,064,751

Chart Industries, Inc.* (a)	1,386	49,508

CIRCOR International, Inc.* (a)	924	13,795

Colfax Corp.* (a)	30,030	774,474

Columbus McKinnon Corp.	924	25,022

Crane Co.	1,848	100,624

Cummins, Inc.	7,161	1,170,824

Deere & Co.	9,933	1,440,881

Donaldson Co., Inc.(a)	3,696	161,996

Douglas Dynamics, Inc.	924	34,151

Dover Corp.	4,620	432,663

Enerpac Tool Group Corp.	2,079	35,468

EnPro Industries, Inc.	924	41,903

ESCO Technologies, Inc.(a)	1,155	88,127

Evoqua Water Technologies Corp.*	2,310	37,076

Federal Signal Corp.(a)	2,310	62,208

Flowserve Corp.(a)	4,158	117,131

Fortive Corp.	9,471	606,144

Franklin Electric Co., Inc.	1,386	70,409

Gates Industrial Corp. plc* (a)	16,401	140,885

Gorman-Rupp Co. (The)	924	27,258

Graco, Inc.(a)	5,313	237,279

Greenbrier Cos., Inc. (The)(a)	11,550	196,119

Investments	Shares	Value

Machinery – (continued)

Helios Technologies, Inc.	1,155	$41,083

Hillenbrand, Inc.(a)	26,334	551,697

Hyster-Yale Materials Handling, Inc.(a)	462	18,036

IDEX Corp.	2,310	354,885

Illinois Tool Works, Inc.	9,240	1,501,500

Ingersoll Rand, Inc.* (a)	10,920	317,554

ITT, Inc.	3,234	170,496

John Bean Technologies Corp.(a)	1,155	88,635

Kadant, Inc.(a)	462	38,850

Kennametal, Inc.(a)	29,106	745,405

Lincoln Electric Holdings, Inc.(a)	1,848	148,782

Lindsay Corp.	462	41,580

Luxfer Holdings plc	1,386	18,808

Lydall, Inc.*	6,237	69,854

Manitowoc Co., Inc. (The)*	12,705	117,140

Meritor, Inc.* (a)	25,872	530,376

Middleby Corp. (The)* (a)	1,617	89,954

Miller Industries, Inc.	3,927	119,302

Mueller Industries, Inc.	2,541	65,812

Mueller Water Products, Inc., Class A(a)	6,468	61,381

Navistar International Corp.*	22,869	543,596

NN, Inc.(a)	15,477	53,396

Nordson Corp.(a)	1,617	260,191

Oshkosh Corp.(a)	3,234	218,392

Otis Worldwide Corp.*	1	25

PACCAR, Inc.	16,401	1,135,441

Parker-Hannifin Corp.	4,158	657,463

Park-Ohio Holdings Corp.(a)	3,003	55,045

Pentair plc	5,082	175,786

Proto Labs, Inc.* (a)	924	93,869

RBC Bearings, Inc.* (a)	924	117,052

REV Group, Inc.(a)	1,155	6,145

Rexnord Corp.	42,735	1,165,383

Snap-on, Inc.	2,541	331,067

SPX Corp.* (a)	1,848	70,464

SPX FLOW, Inc.* (a)	1,848	60,189

Standex International Corp.	462	23,026

Stanley Black & Decker, Inc.(a)	4,851	534,580

Tennant Co.	462	27,337

Terex Corp.(a)	23,100	350,889

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	99

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Timken Co. (The)	23,793	$894,141

Toro Co. (The)(a)	3,234	206,362

TriMas Corp.*	1,848	44,056

Trinity Industries, Inc.(a)	3,696	71,296

Wabash National Corp.	18,942	155,324

WABCO Holdings, Inc.*	1,617	217,292

Watts Water Technologies, Inc., Class A	924	76,138

Welbilt, Inc.* (a)	3,696	18,221

Westinghouse Air Brake Technologies Corp.(a)	5,775	325,826

Woodward, Inc.(a)	1,848	111,915

Xylem, Inc.	5,775	415,223
		23,678,983

Marine – 0.1%

Eagle Bulk Shipping, Inc.*	27,258	45,793

Genco Shipping & Trading Ltd.	4,620	26,935

Kirby Corp.* (a)	2,310	123,400

Matson, Inc.(a)	15,015	454,054
		650,182

Media – 1.6%

Altice USA, Inc., Class A*	9,471	245,962

AMC Networks, Inc., Class A* (a)	15,477	369,126

Boston Omaha Corp., Class A* (a)	3,696	59,986

Cable One, Inc.	231	441,871

Cardlytics, Inc.* (a)	462	20,767

Central European Media Enterprises Ltd., Class A*	32,109	124,904

Charter Communications, Inc., Class A* (a)	4,851	2,402,361

Clear Channel Outdoor Holdings, Inc.*	127,974	123,469

Comcast Corp., Class A	216,447	8,144,901

Discovery, Inc., Class A* (a)	7,623	170,908

Discovery, Inc., Class C*	15,560	317,580

DISH Network Corp., Class A*	11,550	288,923

Emerald Holding, Inc.	4,851	11,060

Entercom Communications Corp., Class A(a)	41,580	50,727

Investments	Shares	Value

Media – (continued)

EW Scripps Co. (The), Class A(a)	3,465	$27,962

Fox Corp., Class A	16,863	436,246

Fox Corp., Class B	7,623	194,844

Gray Television, Inc.* (a)	3,234	37,547

iHeartMedia, Inc., Class A* (a)	20,097	141,081

Interpublic Group of Cos., Inc. (The)(a)	18,480	313,790

John Wiley & Sons, Inc., Class A	1,617	60,718

Liberty Broadband Corp., Class A*	693	83,174

Liberty Broadband Corp., Class C*	5,082	623,460

Liberty Latin America Ltd., Class A*	15,477	165,604

Liberty Latin America Ltd., Class C*	40,425	417,994

Liberty Media Corp-Liberty SiriusXM, Class A*	2,541	85,657

Liberty Media Corp-Liberty SiriusXM, Class C*	4,158	141,663

Meredith Corp.(a)	14,091	208,969

MSG Networks, Inc., Class A* (a)	16,401	194,844

National CineMedia, Inc.(a)	24,024	79,279

New York Times Co. (The), Class A(a)	5,544	180,291

News Corp., Class A(a)	12,243	121,328

News Corp., Class B	3,927	40,134

Nexstar Media Group, Inc., Class A(a)	16,170	1,132,547

Omnicom Group, Inc.(a)	10,395	592,827

Scholastic Corp.(a)	1,155	33,576

Sinclair Broadcast Group, Inc., Class A(a)	2,541	44,849

Sirius XM Holdings, Inc.	43,659	258,025

TechTarget, Inc.*	231	5,387

TEGNA, Inc.(a)	75,999	814,709

Tribune Publishing Co.	6,699	57,410

ViacomCBS, Inc.(a)	25,641	442,564

WideOpenWest, Inc.* (a)	4,851	28,718
		19,737,742

See Accompanying Notes to the Financial Statements.

100	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – 0.6%

Alcoa Corp.*	65,142	$530,907

Allegheny Technologies, Inc.* (a)	44,121	331,349

Carpenter Technology Corp.(a)	16,632	368,731

Century Aluminum Co.* (a)	17,787	77,373

Cleveland-Cliffs, Inc.(a)	139,062	609,091

Coeur Mining, Inc.*	9,240	38,900

Commercial Metals Co.(a)	41,349	659,103

Compass Minerals International, Inc.(a)	1,386	68,136

Contura Energy, Inc.*	6,468	24,708

Freeport-McMoRan, Inc.(a)	46,200	407,946

Haynes International, Inc.	1,155	25,525

Hecla Mining Co.	20,328	53,463

Kaiser Aluminum Corp.	693	50,055

Materion Corp.	693	35,856

McEwen Mining, Inc.* (a)	11,088	10,677

Newmont Corp.	25,872	1,538,867

Nucor Corp.(a)	13,860	570,893

Reliance Steel & Aluminum Co.	3,234	289,702

Royal Gold, Inc.	2,079	254,740

Ryerson Holding Corp.*	8,085	37,353

Schnitzer Steel Industries, Inc., Class A(a)	9,471	147,369

Southern Copper Corp.(a)	2,772	89,924

Steel Dynamics, Inc.	11,088	269,106

SunCoke Energy, Inc.	31,878	100,416

United States Steel Corp.(a)	6,699	51,448

Warrior Met Coal, Inc.(a)	17,787	223,227

Worthington Industries, Inc.	12,936	342,028
		7,206,893

Mortgage Real Estate Investment Trusts (REITs) – 0.6%

AG Mortgage Investment Trust, Inc.(a)	1,386	4,421

AGNC Investment Corp.(a)	25,641	318,461

Annaly Capital Management, Inc.	68,145	425,906

Anworth Mortgage Asset Corp.	35,112	60,393

Apollo Commercial Real Estate Finance, Inc.(a)	50,127	408,535

Arbor Realty Trust, Inc.(a)	33,495	230,780

Investments	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) – (continued)

Ares Commercial Real Estate Corp.	11,550	$89,512

ARMOUR Residential REIT, Inc.	20,790	183,784

Blackstone Mortgage Trust, Inc., Class A(a)	46,431	1,092,521

Capstead Mortgage Corp.(a)	33,957	176,237

Chimera Investment Corp.(a)	65,373	507,948

Colony Credit Real Estate, Inc.(a)	25,179	121,111

Dynex Capital, Inc.(a)	8,547	122,308

Ellington Financial, Inc.(a)	14,322	148,806

Exantas Capital Corp.	6,468	19,145

Granite Point Mortgage Trust, Inc.(a)	19,404	96,632

Great Ajax Corp.(a)	6,468	56,272

Invesco Mortgage Capital, Inc.(a)	56,364	171,346

KKR Real Estate Finance Trust, Inc.(a)	8,547	134,872

Ladder Capital Corp.(a)	34,881	277,304

MFA Financial, Inc.(a)	158,235	276,911

New Residential Investment Corp.(a)	20,097	122,391

New York Mortgage Trust, Inc.(a)	128,205	279,487

Orchid Island Capital, Inc.(a)	3,003	11,832

PennyMac Mortgage Investment Trust(a)	35,112	365,165

Ready Capital Corp.(a)	13,597	90,692

Redwood Trust, Inc.(a)	39,732	162,901

Starwood Property Trust, Inc.	13,167	170,381

TPG RE Finance Trust, Inc.(a)	19,635	150,993

Two Harbors Investment Corp.(a)	95,403	435,992

Western Asset Mortgage Capital Corp.(a)	19,173	58,478
		6,771,517

Multiline Retail – 0.5%

Big Lots, Inc.(a)	13,629	319,601

Dillard’s, Inc., Class A(a)	462	13,620

Dollar General Corp.	8,085	1,417,300

Dollar Tree, Inc.*	7,392	588,920

JC Penney Co., Inc.* (a)	106,491	27,049

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	101

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Multiline Retail – (continued)

Kohl’s Corp.(a)	7,161	$132,192

Macy’s, Inc.(a)	108,108	633,513

Nordstrom, Inc.(a)	5,082	95,440

Ollie’s Bargain Outlet Holdings, Inc.* (a)	2,079	141,185

Target Corp.	24,255	2,661,744
		6,030,564

Multi-Utilities – 0.9%

Ameren Corp.	7,854	571,378

Avista Corp.(a)	2,541	109,365

Black Hills Corp.	2,310	143,081

CenterPoint Energy, Inc.	24,024	409,129

CMS Energy Corp.	9,009	514,324

Consolidated Edison, Inc.	15,939	1,255,993

Dominion Energy, Inc.	39,270	3,028,895

DTE Energy Co.	9,240	958,557

MDU Resources Group, Inc.	9,471	212,719

NiSource, Inc.	11,781	295,821

NorthWestern Corp.	1,848	106,611

Public Service Enterprise Group, Inc.	24,024	1,218,257

Sempra Energy	9,009	1,115,765

Unitil Corp.	693	34,865

WEC Energy Group, Inc.	9,933	899,433
		10,874,193

Oil, Gas & Consumable Fuels – 3.6%

Amplify Energy Corp.(a)	15,246	20,125

Antero Midstream Corp.(a)	98,637	468,526

Antero Resources Corp.* (a)	70,917	211,333

Apache Corp.(a)	12,012	157,117

Arch Coal, Inc., Class A(a)	5,313	155,086

Berry Corp.(a)	14,322	49,124

Bonanza Creek Energy, Inc.*	6,699	116,965

Cabot Oil & Gas Corp.	19,404	419,514

Callon Petroleum Co.* (a)	166,089	156,074

Centennial Resource Development, Inc., Class A* (a)	104,874	123,751

Cheniere Energy, Inc.*	7,392	345,133

Chesapeake Energy Corp.* (a)	2,399	41,983

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Chevron Corp.	90,090	$8,288,280

Cimarex Energy Co.	35,805	910,163

Clean Energy Fuels Corp.*	5,544	11,947

CNX Resources Corp.* (a)	65,373	692,954

Concho Resources, Inc.	6,468	366,865

ConocoPhillips	52,206	2,197,873

CONSOL Energy, Inc.*	9,009	68,378

Continental Resources, Inc.(a)	3,234	53,005

CVR Energy, Inc.(a)	10,164	242,411

Delek US Holdings, Inc.(a)	26,103	609,505

Denbury Resources, Inc.* (a)	174,405	62,001

Devon Energy Corp.	18,711	233,326

Diamond S Shipping, Inc.*	693	8,600

Diamondback Energy, Inc.	7,623	331,905

Dorian LPG Ltd.*	9,933	94,264

EOG Resources, Inc.	27,720	1,316,977

EQT Corp.(a)	89,397	1,304,302

Equitrans Midstream Corp.(a)	69,762	584,606

Exxon Mobil Corp.	201,663	9,371,280

Gran Tierra Energy, Inc.* (a)	131,670	44,689

Green Plains, Inc.(a)	12,474	73,222

Gulfport Energy Corp.* (a)	51,975	132,796

Hess Corp.	8,085	393,254

HollyFrontier Corp.	6,930	228,967

International Seaways, Inc.	924	22,361

Kinder Morgan, Inc.	92,631	1,410,770

Kosmos Energy Ltd.(a)	127,281	210,014

Laredo Petroleum, Inc.*	64,449	70,249

Magnolia Oil & Gas Corp., Class A* (a)	4,389	28,397

Marathon Oil Corp.(a)	38,346	234,678

Marathon Petroleum Corp.	30,492	978,183

Matador Resources Co.* (a)	38,577	271,582

Murphy Oil Corp.(a)	51,282	608,205

Noble Energy, Inc.(a)	23,100	226,611

Northern Oil and Gas, Inc.* (a)	72,303	60,532

Oasis Petroleum, Inc.* (a)	102,795	72,357

Occidental Petroleum Corp.(a)	42,735	709,401

ONEOK, Inc.(a)	13,860	414,830

Par Pacific Holdings, Inc.*	231	2,245

Parsley Energy, Inc., Class A(a)	108,339	1,023,804

PBF Energy, Inc., Class A(a)	35,805	408,177

See Accompanying Notes to the Financial Statements.

102	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

PDC Energy, Inc.* (a)	34,359	$446,323

Penn Virginia Corp.*	3,003	18,889

Phillips 66	21,252	1,555,009

Pioneer Natural Resources Co.	7,854	701,441

QEP Resources, Inc.(a)	79,464	78,352

Range Resources Corp.(a)	73,227	426,913

Renewable Energy Group, Inc.* (a)	13,629	338,136

REX American Resources Corp.*	231	13,740

SM Energy Co.(a)	36,267	146,881

Southwestern Energy Co.* (a)	189,651	612,573

Talos Energy, Inc.* (a)	7,161	81,564

Targa Resources Corp.(a)	11,319	146,694

Tellurian, Inc.* (a)	8,778	12,465

Valero Energy Corp.	19,404	1,229,243

W&T Offshore, Inc.*	37,653	104,299

Williams Cos., Inc. (The)	38,346	742,762

World Fuel Services Corp.	22,869	571,725

WPX Energy, Inc.* (a)	15,939	97,706
		43,963,412

Paper & Forest Products – 0.1%

Boise Cascade Co.	1,386	43,340

Clearwater Paper Corp.*	6,006	143,784

Domtar Corp.	20,097	469,466

Louisiana-Pacific Corp.	4,389	87,780

Mercer International, Inc.	14,322	144,366

Neenah, Inc.	693	33,860

PH Glatfelter Co.	1,848	26,981

Resolute Forest Products, Inc.*	31,647	76,269

Schweitzer-Mauduit International, Inc.(a)	10,857	349,812

Verso Corp., Class A* (a)	12,243	170,055
		1,545,713

Personal Products – 0.2%

BellRing Brands, Inc., Class A*	13,629	238,916

Coty, Inc., Class A	14,322	78,055

Edgewell Personal Care Co.*	18,942	522,989

elf Beauty, Inc.* (a)	1,155	15,096

Investments	Shares	Value

Personal Products – (continued)

Estee Lauder Cos., Inc. (The), Class A	6,930	$1,222,452

Herbalife Nutrition Ltd.*	3,003	112,162

Inter Parfums, Inc.	693	30,970

Medifast, Inc.	462	35,056

Nu Skin Enterprises, Inc., Class A	19,635	573,538

Revlon, Inc., Class A* (a)	1,155	15,385

USANA Health Sciences, Inc.* (a)	462	41,220
		2,885,839

Pharmaceuticals – 4.0%

Aerie Pharmaceuticals, Inc.* (a)	1,617	24,643

Allergan plc	15,708	2,942,737

Amneal Pharmaceuticals, Inc.* (a)	43,428	157,644

Amphastar Pharmaceuticals, Inc.*	1,617	27,408

ANI Pharmaceuticals, Inc.* (a)	462	18,485

Arvinas, Inc.* (a)	693	36,382

Axsome Therapeutics, Inc.* (a)	924	87,808

Bristol-Myers Squibb Co.	111,804	6,798,801

Cara Therapeutics, Inc.* (a)	2,079	30,811

Catalent, Inc.* (a)	4,851	335,447

Collegium Pharmaceutical, Inc.* (a)	1,155	23,885

Corcept Therapeutics, Inc.* (a)	3,927	49,716

Cymabay Therapeutics, Inc.*	23,562	41,705

Elanco Animal Health, Inc.* (a)	12,474	308,232

Eli Lilly and Co.	26,796	4,143,733

Endo International plc* (a)	68,376	314,530

Horizon Therapeutics plc*	7,161	258,082

Innoviva, Inc.* (a)	24,024	340,660

Intra-Cellular Therapies, Inc.* (a)	2,079	36,736

Jazz Pharmaceuticals plc*	2,772	305,613

Johnson & Johnson	83,160	12,477,326

Lannett Co., Inc.* (a)	11,088	105,779

Merck & Co., Inc.	80,388	6,377,984

Mylan NV*	24,717	414,504

MyoKardia, Inc.* (a)	1,848	116,091

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	103

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

Nektar Therapeutics* (a)	6,006	$115,315

Odonate Therapeutics, Inc.* (a)	4,158	117,048

Omeros Corp.* (a)	2,079	34,553

Optinose, Inc.* (a)	693	2,800

Pacira BioSciences, Inc.* (a)	1,617	66,766

Perrigo Co. plc	6,468	344,744

Pfizer, Inc.	263,802	10,119,445

Phibro Animal Health Corp., Class A	1,155	30,850

Prestige Consumer Healthcare, Inc.* (a)	17,556	714,354

Reata Pharmaceuticals, Inc., Class A* (a)	924	146,140

Revance Therapeutics, Inc.*	2,310	42,758

Supernus Pharmaceuticals, Inc.* (a)	2,079	48,649

Theravance Biopharma, Inc.*	1,848	53,888

Zoetis, Inc.	15,015	1,941,590

Zogenix, Inc.*	2,310	65,211
		49,618,853

Professional Services – 0.6%

ASGN, Inc.* (a)	18,480	858,396

CBIZ, Inc.*	2,310	54,863

CoreLogic, Inc.	3,003	115,375

CoStar Group, Inc.*	1,155	748,740

CRA International, Inc.	231	9,732

Equifax, Inc.	3,927	545,460

Exponent, Inc.(a)	2,079	146,216

Forrester Research, Inc.* (a)	462	14,461

FTI Consulting, Inc.* (a)	1,386	176,521

Heidrick & Struggles International, Inc.	6,699	150,326

Huron Consulting Group, Inc.*	924	51,781

ICF International, Inc.	693	50,963

IHS Markit Ltd.	12,705	855,047

Insperity, Inc.	1,386	66,126

Kelly Services, Inc., Class A(a)	11,550	178,448

Kforce, Inc.	693	20,755

Korn Ferry(a)	19,404	559,417

ManpowerGroup, Inc.	2,772	205,793

Investments	Shares	Value

Professional Services – (continued)

Nielsen Holdings plc	16,863	$248,392

Resources Connection, Inc.	10,626	115,611

Robert Half International, Inc.(a)	3,696	174,710

TransUnion	6,006	473,213

TriNet Group, Inc.* (a)	1,617	79,184

TrueBlue, Inc.*	13,629	211,658

Verisk Analytics, Inc.	5,313	811,986
		6,923,174

Real Estate Management & Development – 0.2%

CBRE Group, Inc., Class A*	15,939	684,261

Consolidated-Tomoka Land Co.	1,848	77,671

Cushman & Wakefield plc* (a)	57,519	700,006

eXp World Holdings, Inc.* (a)	924	8,482

Howard Hughes Corp. (The)*	1,617	87,577

Jones Lang LaSalle, Inc.(a)	2,541	268,279

Kennedy-Wilson Holdings, Inc.	4,620	65,373

Marcus & Millichap, Inc.* (a)	1,155	33,553

Newmark Group, Inc., Class A	55,671	216,004

Realogy Holdings Corp.(a)	40,194	174,442

Redfin Corp.* (a)	3,234	68,334

RMR Group, Inc. (The), Class A	924	27,406

St Joe Co. (The)* (a)	924	16,909
		2,428,297

Road & Rail – 0.8%

AMERCO(a)	231	64,710

ArcBest Corp.	9,009	183,513

Avis Budget Group, Inc.*	19,866	327,392

CSX Corp.	24,486	1,621,708

Heartland Express, Inc.(a)	2,079	40,728

Hertz Global Holdings, Inc.* (a)	35,343	142,786

JB Hunt Transport Services, Inc.(a)	2,772	280,305

Kansas City Southern	3,234	422,199

Knight-Swift Transportation Holdings, Inc.(a)	5,775	214,714

Landstar System, Inc.(a)	1,386	143,188

Lyft, Inc., Class A* (a)	6,237	204,761

Marten Transport Ltd.	1,617	36,253

Norfolk Southern Corp.	8,316	1,422,868

See Accompanying Notes to the Financial Statements.

104	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Road & Rail – (continued)

Old Dominion Freight Line, Inc.	3,124	$453,886

Ryder System, Inc.(a)	2,079	73,596

Saia, Inc.* (a)	924	85,488

Schneider National, Inc., Class B	11,781	258,122

Uber Technologies, Inc.*	6,468	195,786

Union Pacific Corp.	21,945	3,506,591

Universal Logistics Holdings, Inc.	2,772	38,614

Werner Enterprises, Inc.	15,477	620,937
		10,338,145

Semiconductors & Semiconductor Equipment – 3.9%

Advanced Energy Industries, Inc.*	1,617	89,905

Advanced Micro Devices, Inc.*	36,729	1,924,232

Alpha & Omega Semiconductor Ltd.*	6,930	83,368

Ambarella, Inc.*	1,155	60,730

Amkor Technology, Inc.* (a)	4,158	41,081

Analog Devices, Inc.	11,550	1,265,880

Applied Materials, Inc.	29,337	1,457,462

Axcelis Technologies, Inc.*	1,386	32,377

Broadcom, Inc.	18,942	5,145,026

Brooks Automation, Inc.(a)	2,772	106,694

Cabot Microelectronics Corp.(a)	1,155	141,534

CEVA, Inc.*	231	7,242

Cirrus Logic, Inc.*	2,310	174,636

Cohu, Inc.	1,848	30,547

Cree, Inc.* (a)	4,158	179,335

Diodes, Inc.* (a)	1,617	82,289

Enphase Energy, Inc.*	2,772	129,813

Entegris, Inc.	4,389	238,015

First Solar, Inc.* (a)	2,541	111,829

FormFactor, Inc.*	3,003	69,970

Ichor Holdings Ltd.* (a)	924	23,008

Inphi Corp.*	1,848	178,406

Intel Corp.	207,438	12,442,131

KLA Corp.(a)	5,082	833,905

Kulicke & Soffa Industries, Inc.	2,541	60,908

Lam Research Corp.	4,620	1,179,394

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

Lattice Semiconductor Corp.* (a)	5,082	$114,396

MACOM Technology Solutions Holdings, Inc.* (a)	1,848	56,660

MagnaChip Semiconductor Corp.*	1,386	16,036

Marvell Technology Group Ltd.(a)	21,252	568,279

Maxim Integrated Products, Inc.	8,547	469,914

MaxLinear, Inc.*	1,848	30,474

Microchip Technology, Inc.(a)	7,392	648,500

Micron Technology, Inc.*	52,899	2,533,333

MKS Instruments, Inc.	1,848	185,225

Monolithic Power Systems, Inc.(a)	1,386	277,075

NeoPhotonics Corp.*	15,708	151,111

NVIDIA Corp.	19,404	5,671,401

ON Semiconductor Corp.* (a)	18,480	296,512

Onto Innovation, Inc.* (a)	1,848	59,986

PDF Solutions, Inc.* (a)	693	11,067

Photronics, Inc.*	2,772	33,125

Power Integrations, Inc.(a)	1,155	118,214

Qorvo, Inc.*	5,544	543,478

QUALCOMM, Inc.	36,036	2,834,952

Rambus, Inc.*	4,620	57,889

Semtech Corp.* (a)	2,541	114,955

Silicon Laboratories, Inc.* (a)	1,617	157,205

Skyworks Solutions, Inc.	5,313	551,914

SMART Global Holdings, Inc.* (a)	4,620	116,840

SolarEdge Technologies, Inc.* (a)	1,848	206,218

SunPower Corp.* (a)	30,723	225,814

Synaptics, Inc.* (a)	11,781	770,360

Teradyne, Inc.	5,313	332,275

Texas Instruments, Inc.	29,568	3,431,958

Ultra Clean Holdings, Inc.*	1,617	29,737

Universal Display Corp.(a)	1,386	208,066

Veeco Instruments, Inc.*	2,079	22,723

Xilinx, Inc.	8,085	706,629

Xperi Corp.(a)	17,556	268,256
		47,910,294

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	105

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Software – 6.7%

2U, Inc.* (a)	22,407	$532,166

8x8, Inc.* (a)	3,927	66,602

ACI Worldwide, Inc.* (a)	4,389	120,259

Adobe, Inc.*	15,246	5,391,595

Alarm.com Holdings, Inc.* (a)	1,386	61,996

Altair Engineering, Inc., Class A* (a)	1,386	45,724

Alteryx, Inc., Class A* (a)	1,617	183,012

Anaplan, Inc.*	2,772	113,264

ANSYS, Inc.* (a)	2,772	725,793

Appfolio, Inc., Class A* (a)	462	50,755

Appian Corp.* (a)	1,155	52,749

Aspen Technology, Inc.*	2,079	212,578

Autodesk, Inc.*	6,930	1,296,811

Avalara, Inc.* (a)	2,310	206,445

Avaya Holdings Corp.* (a)	34,881	346,717

Blackbaud, Inc.(a)	1,848	102,120

Blackline, Inc.* (a)	1,386	84,186

Bottomline Technologies DE, Inc.*	1,617	67,316

Box, Inc., Class A* (a)	6,468	104,394

Cadence Design Systems, Inc.*	8,778	712,159

CDK Global, Inc.	3,927	154,253

Cerence, Inc.*	1,386	29,328

Ceridian HCM Holding, Inc.* (a)	3,234	190,709

Citrix Systems, Inc.	3,696	535,957

Cloudera, Inc.* (a)	86,394	715,342

Cloudflare, Inc., Class A* (a)	1,386	32,654

CommVault Systems, Inc.*	1,617	69,030

Cornerstone OnDemand, Inc.*	1,848	62,019

Coupa Software, Inc.*	2,079	366,091

Crowdstrike Holdings, Inc., Class A*	693	46,888

Datadog, Inc., Class A*	1,155	52,114

Digimarc Corp.* (a)	693	11,608

DocuSign, Inc.* (a)	3,927	411,353

Dropbox, Inc., Class A*	8,316	174,802

Dynatrace, Inc.* (a)	3,003	89,640

Ebix, Inc.(a)	924	19,339

Elastic NV*	1,155	74,082

Envestnet, Inc.* (a)	2,079	129,979

Investments	Shares	Value

Software – (continued)

Everbridge, Inc.* (a)	1,386	$154,373

Fair Isaac Corp.*	924	326,117

FireEye, Inc.*	8,547	98,376

Five9, Inc.* (a)	2,310	214,068

ForeScout Technologies, Inc.* (a)	1,386	44,019

Fortinet, Inc.*	4,620	497,759

Guidewire Software, Inc.* (a)	2,541	230,824

HubSpot, Inc.* (a)	1,386	233,721

Intuit, Inc.	8,316	2,243,740

J2 Global, Inc.(a)	1,848	149,023

LivePerson, Inc.* (a)	3,003	71,892

LogMeIn, Inc.	17,094	1,460,853

Manhattan Associates, Inc.* (a)	2,310	163,871

Microsoft Corp.	241,164	43,219,000

MicroStrategy, Inc., Class A*	231	29,182

Mimecast Ltd.* (a)	2,079	85,031

Model N, Inc.* (a)	1,155	33,333

New Relic, Inc.* (a)	1,848	99,219

NortonLifeLock, Inc.	18,249	388,156

Nuance Communications, Inc.*	10,626	214,645

Nutanix, Inc., Class A* (a)	6,006	123,063

OneSpan, Inc.*	2,310	38,808

Oracle Corp.	68,376	3,621,877

Palo Alto Networks, Inc.*	3,003	590,120

Paycom Software, Inc.* (a)	1,617	422,069

Paylocity Holding Corp.* (a)	1,386	158,739

Pegasystems, Inc.(a)	1,155	96,581

Pluralsight, Inc., Class A*	3,465	56,965

Progress Software Corp.	1,848	75,602

Proofpoint, Inc.*	1,848	224,957

PROS Holdings, Inc.*	1,617	55,609

PTC, Inc.* (a)	3,234	223,955

Q2 Holdings, Inc.* (a)	1,617	128,907

QAD, Inc., Class A	231	9,776

Qualys, Inc.* (a)	1,155	121,783

Rapid7, Inc.* (a)	1,617	73,654

RealPage, Inc.* (a)	2,541	163,869

RingCentral, Inc., Class A* (a)	2,310	527,904

SailPoint Technologies Holding, Inc.* (a)	3,465	64,414

salesforce.com, Inc.*	28,182	4,564,075

See Accompanying Notes to the Financial Statements.

106	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Software – (continued)

ServiceNow, Inc.*	6,006	$2,111,349

Slack Technologies, Inc., Class A*	1,386	36,992

Smartsheet, Inc., Class A* (a)	3,465	182,675

SolarWinds Corp.*	2,079	35,301

Splunk, Inc.* (a)	4,851	680,886

SPS Commerce, Inc.*	1,155	64,114

SS&C Technologies Holdings, Inc.	6,930	382,259

SVMK, Inc.* (a)	3,696	58,027

Synopsys, Inc.* (a)	4,851	762,189

Tenable Holdings, Inc.*	1,848	48,159

Teradata Corp.* (a)	4,389	107,926

TiVo Corp.(a)	44,583	313,418

Trade Desk, Inc. (The), Class A* (a)	1,386	405,516

Tyler Technologies, Inc.* (a)	1,155	370,397

Upland Software, Inc.* (a)	924	29,226

Varonis Systems, Inc.*	1,155	77,443

Verint Systems, Inc.*	2,541	108,602

VMware, Inc., Class A* (a)	2,541	334,192

Workday, Inc., Class A* (a)	5,313	817,671

Workiva, Inc.*	1,617	62,012

Yext, Inc.* (a)	3,927	50,266

Zendesk, Inc.* (a)	3,696	284,148

Zoom Video Communications, Inc., Class A* (a)	924	124,897

Zscaler, Inc.* (a)	2,079	139,459

Zuora, Inc., Class A*	3,003	31,742
		82,560,624

Specialty Retail – 2.5%

Aaron’s, Inc.	2,541	81,083

Abercrombie & Fitch Co., Class A(a)	21,945	232,178

Advance Auto Parts, Inc.	2,310	279,302

American Eagle Outfitters, Inc.(a)	56,595	449,930

America’s Car-Mart, Inc.* (a)	231	15,234

Asbury Automotive Group, Inc.* (a)	6,699	452,182

At Home Group, Inc.* (a)	21,021	49,399

Investments	Shares	Value

Specialty Retail – (continued)

AutoNation, Inc.* (a)	20,559	$765,617

AutoZone, Inc.*	693	707,082

Bed Bath & Beyond, Inc.(a)	42,504	263,100

Best Buy Co., Inc.	10,626	815,333

Boot Barn Holdings, Inc.* (a)	693	12,793

Buckle, Inc. (The)(a)	10,164	155,611

Burlington Stores, Inc.*	2,079	379,813

Caleres, Inc.(a)	16,863	136,759

Camping World Holdings, Inc., Class A(a)	1,386	12,294

CarMax, Inc.* (a)	5,082	374,289

Carvana Co.* (a)	1,848	148,043

Cato Corp. (The), Class A(a)	7,854	88,436

Chico’s FAS, Inc.(a)	38,577	57,865

Children’s Place, Inc. (The)(a)	1,155	34,142

Conn’s, Inc.* (a)	9,933	67,147

Designer Brands, Inc., Class A(a)	19,635	124,682

Dick’s Sporting Goods, Inc.(a)	22,176	651,753

Five Below, Inc.* (a)	1,617	145,789

Floor & Decor Holdings, Inc., Class A* (a)	2,541	107,738

Foot Locker, Inc.(a)	37,422	959,126

GameStop Corp., Class A* (a)	23,331	133,687

Gap, Inc. (The)(a)	10,164	82,532

Genesco, Inc.* (a)	5,313	100,575

Group 1 Automotive, Inc.(a)	6,237	352,952

Guess?, Inc.(a)	1,617	15,119

Haverty Furniture Cos., Inc.(a)	6,468	87,512

Hibbett Sports, Inc.* (a)	6,006	92,673

Home Depot, Inc. (The)	34,419	7,566,329

L Brands, Inc.(a)	81,312	966,800

Lithia Motors, Inc., Class A(a)	7,854	868,338

Lowe’s Cos., Inc.	24,255	2,540,711

MarineMax, Inc.*	7,392	106,519

Michaels Cos., Inc. (The)* (a)	26,565	80,758

Monro, Inc.(a)	1,155	64,091

Murphy USA, Inc.* (a)	1,155	123,354

National Vision Holdings, Inc.* (a)	3,003	79,579

Office Depot, Inc.(a)	191,499	425,128

O’Reilly Automotive, Inc.*	2,310	892,445

Party City Holdco, Inc.* (a)	17,787	13,491

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	107

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

Penske Automotive Group, Inc.(a)	11,781	$423,880

Rent-A-Center, Inc.(a)	17,325	344,854

RH* (a)	693	99,640

Ross Stores, Inc.	11,319	1,034,104

Sally Beauty Holdings, Inc.* (a)	40,656	394,770

Shoe Carnival, Inc.(a)	3,234	76,387

Signet Jewelers Ltd.(a)	18,480	185,909

Sleep Number Corp.* (a)	9,933	296,997

Sonic Automotive, Inc., Class A(a)	8,547	183,162

Sportsman’s Warehouse Holdings, Inc.* (a)	14,091	100,892

Tiffany & Co.	3,465	438,322

TJX Cos., Inc. (The)	38,346	1,880,871

Tractor Supply Co.	3,696	374,885

Ulta Beauty, Inc.* (a)	1,848	402,716

Urban Outfitters, Inc.* (a)	24,024	416,576

Williams-Sonoma, Inc.(a)	27,258	1,685,635

Zumiez, Inc.*	7,161	151,384
		30,650,297

Technology Hardware, Storage & Peripherals – 3.5%

3D Systems Corp.* (a)	3,927	33,340

Apple, Inc.	132,132	38,820,382

Dell Technologies, Inc., Class C*	7,392	315,564

Diebold Nixdorf, Inc.* (a)	27,258	134,382

Hewlett Packard Enterprise Co.	61,446	618,147

HP, Inc.	70,686	1,096,340

NCR Corp.*	44,583	914,843

NetApp, Inc.	7,161	313,437

Pure Storage, Inc., Class A* (a)	8,778	126,403

Seagate Technology plc	11,088	553,846

Western Digital Corp.(a)	9,471	436,424

Xerox Holdings Corp.	9,240	168,999
		43,532,107

Textiles, Apparel & Luxury Goods – 0.8%

Capri Holdings Ltd.* (a)	53,130	810,233

Carter’s, Inc.(a)	1,617	126,449

Columbia Sportswear Co.(a)	924	67,350

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – (continued)

Crocs, Inc.* (a)	2,541	$61,619

Deckers Outdoor Corp.* (a)	1,155	171,818

Fossil Group, Inc.* (a)	1,848	7,318

G-III Apparel Group Ltd.* (a)	15,015	170,120

Hanesbrands, Inc.(a)	17,094	169,914

Kontoor Brands, Inc.(a)	16,401	318,343

Levi Strauss & Co., Class A(a)	2,541	32,753

Lululemon Athletica, Inc.*	3,696	825,982

Movado Group, Inc.(a)	6,699	69,067

NIKE, Inc., Class B	39,270	3,423,559

Oxford Industries, Inc.(a)	693	29,051

PVH Corp.(a)	3,465	170,582

Ralph Lauren Corp.(a)	17,325	1,278,238

Skechers USA, Inc., Class A* (a)	46,893	1,321,445

Steven Madden Ltd.(a)	3,003	75,285

Tapestry, Inc.	13,167	195,925

Under Armour, Inc., Class A* (a)	5,775	60,176

Under Armour, Inc., Class C* (a)	6,468	59,958

Vera Bradley, Inc.*	10,857	59,822

VF Corp.	10,395	603,950

Wolverine World Wide, Inc.(a)	3,234	66,265
		10,175,222

Thrifts & Mortgage Finance – 0.5%

Axos Financial, Inc.* (a)	18,711	431,289

Capitol Federal Financial, Inc.	5,313	63,703

Columbia Financial, Inc.*	2,079	29,428

Essent Group Ltd.	34,419	940,327

Federal Agricultural Mortgage Corp., Class C	3,465	230,873

First Defiance Financial Corp.	695	12,079

Flagstar Bancorp, Inc.	12,012	311,231

HomeStreet, Inc.	924	23,608

Kearny Financial Corp.	3,234	30,076

Merchants Bancorp	6,468	99,607

Meridian Bancorp, Inc.(a)	2,310	27,212

Meta Financial Group, Inc.	1,386	25,530

MGIC Investment Corp.	121,968	891,586

Mr Cooper Group, Inc.* (a)	25,641	245,641

New York Community Bancorp, Inc.(a)	22,176	240,831

See Accompanying Notes to the Financial Statements.

108	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Thrifts & Mortgage Finance – (continued)

NMI Holdings, Inc., Class A*	2,079	$28,108

Northfield Bancorp, Inc.	1,617	18,224

Northwest Bancshares, Inc.	4,158	44,117

OceanFirst Financial Corp.	21,252	358,096

PennyMac Financial Services, Inc.(a)	14,553	439,064

Provident Financial Services, Inc.	21,021	301,651

Radian Group, Inc.	70,455	1,055,416

TFS Financial Corp.	2,310	31,532

TrustCo Bank Corp.	4,851	30,561

Walker & Dunlop, Inc.(a)	10,164	390,603

Washington Federal, Inc.(a)	3,003	80,300

WSFS Financial Corp.	2,079	60,665
		6,441,358

Tobacco – 0.7%

Altria Group, Inc.	88,935	3,490,699

Philip Morris International, Inc.	49,203	3,670,544

Turning Point Brands, Inc.(a)	231	5,382

Universal Corp.	8,778	424,592

Vector Group Ltd.(a)	40,425	432,547
		8,023,764

Trading Companies & Distributors – 0.8%

Air Lease Corp.(a)	36,498	954,423

Applied Industrial Technologies, Inc.(a)	13,398	701,921

Beacon Roofing Supply, Inc.* (a)	24,024	528,528

BMC Stock Holdings, Inc.* (a)	23,331	495,784

CAI International, Inc.*	5,544	91,421

DXP Enterprises, Inc.*	693	10,339

Fastenal Co.(a)	18,249	660,979

Foundation Building Materials, Inc.*	6,237	72,973

GATX Corp.(a)	12,474	739,708

GMS, Inc.*	14,784	271,730

H&E Equipment Services, Inc.	11,088	180,291

HD Supply Holdings, Inc.*	7,854	233,107

Herc Holdings, Inc.* (a)	8,547	241,282

Kaman Corp.	1,155	44,768

Investments	Shares	Value

Trading Companies & Distributors – (continued)

MSC Industrial Direct Co., Inc., Class A(a)	15,708	$936,825

NOW, Inc.*	4,851	29,931

Rush Enterprises, Inc., Class A	9,702	363,825

SiteOne Landscape Supply, Inc.* (a)	1,617	143,315

Systemax, Inc.	462	9,175

Titan Machinery, Inc.* (a)	1,155	10,857

Triton International Ltd.(a)	18,480	572,510

United Rentals, Inc.* (a)	3,465	445,252

Univar Solutions, Inc.* (a)	48,741	707,719

Watsco, Inc.(a)	924	148,755

WESCO International, Inc.*	14,784	382,462

WW Grainger, Inc.	1,386	381,954
		9,359,834

Transportation Infrastructure – 0.0%(c)

Macquarie Infrastructure Corp.	3,003	82,853

Water Utilities – 0.1%

American States Water Co.	1,386	110,007

American Water Works Co., Inc.	5,544	674,649

California Water Service Group	1,848	83,012

Essential Utilities, Inc.	6,930	289,605

Middlesex Water Co.	693	41,788

SJW Group	1,155	68,757

York Water Co. (The)	693	27,942
		1,295,760

Wireless Telecommunication Services – 0.1%

Boingo Wireless, Inc.*	1,848	25,761

Gogo, Inc.* (a)	19,635	32,005

Shenandoah Telecommunications Co.(a)	1,848	98,887

Telephone and Data Systems, Inc.	3,696	72,516

T-Mobile US, Inc.* (a)	18,049	1,584,702

United States Cellular Corp.*	462	14,705
		1,828,576
Total Common Stocks (Cost $941,320,780)		1,213,775,281

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	109

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Number of Rights	Value

RIGHTS – 0.0%(c)

Biotechnology – 0.0%(c)

Achillion Pharmaceuticals, Inc., CVR* ‡ (d)	44,344	$25,720

Media – 0.0%(c)

Media General, Inc., CVR* ‡ (d)	22,261	2,226
Total Rights (Cost $–)		27,946
	Principal Amount

SECURITIES LENDING REINVESTMENTS(e) – 17.1%

CERTIFICATES OF DEPOSIT – 1.2%

Bank of Montreal, Chicago

(US Federal Funds Effective Rate (continuous series) + 0.35%), 0.39%, 8/6/2020(f)	$4,000,000	3,995,652
MUFG Bank Ltd., New York Branch 1.85%, 10/15/2020	4,000,000	4,021,800
Natixis SA, New York 1.79%, 6/5/2020	2,000,000	2,000,342

(ICE LIBOR USD 1 Month + 0.29%), 1.27%, 6/5/2020(f)	1,000,000	1,000,000

Svenska Handelsbanken, New York

(ICE LIBOR USD 1 Month + 0.08%), 0.86%, 11/30/2020(f)	4,000,000	3,987,164
Total Certificates of Deposit (Cost $14,993,352)		15,004,958

COMMERCIAL PAPER – 0.7%

Bank of China, Hong Kong Branch 1.84%, 5/21/2020	3,000,000	2,996,950

Bank of Nova Scotia, Houston

Investments	Principal Amount	Value

COMMERCIAL PAPER – (continued)

(ICE LIBOR USD 1 Month + 0.17%), 0.98%, 5/15/2020(f) (g)	$2,500,000	$2,500,000

UBS AG, London (ICE LIBOR USD 1 Month + 0.34%), 0.78%, 5/6/2020(f) (g)	3,000,000	3,000,000
Total Commercial Paper (Cost $8,496,950)		8,496,950

REPURCHASE AGREEMENTS – 15.2%

BofA Securities, Inc., 0.49%, dated 4/30/2020, due 7/31/2020, repurchase price $6,007,513, collateralized by various Common Stocks; total market value $6,472,544	6,000,000	6,000,000

Citigroup Global Markets, Inc., 0.02%, dated 4/30/2020, due 5/1/2020, repurchase price $113,678,936, collateralized by various U.S. Treasury Securities, ranging from 0.75% – 4.38%, maturing 8/15/2040 – 2/15/2046; total market value $114,547,065	113,678,873	113,678,873

NBC Global Finance Ltd., 0.21%, dated 4/30/2020, due 5/1/2020, repurchase price $11,400,067, collateralized by various U.S. Treasury Securities, 2.88%, maturing 8/15/2028; Common Stocks; total market value $12,527,110	11,400,000	11,400,000

See Accompanying Notes to the Financial Statements.

110	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

Societe Generale, 0.20%, dated 4/30/2020, due 5/1/2020, repurchase price $55,250,307, collateralized by various U.S. Treasury Securities, ranging from 1.13% – 2.88%, maturing 2/28/2021 – 2/15/2046; Common Stocks; total market value $60,033,564	$55,250,000	$55,250,000
Total Repurchase Agreements (Cost $186,328,873)		186,328,873
Total Securities Lending Reinvestments (Cost $209,819,175)		209,830,781
Total Investments – 116.0% (Cost $1,151,139,955)		1,423,634,008

Liabilities in excess of other assets – (16.0%)		(196,548,516)
NET ASSETS – 100.0%		1,227,085,492

*	Non-income producing security.

‡	Value determined using significant unobservable inputs.

(a)

The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $240,427,209, collateralized in the form of cash with a value of $209,882,134 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $39,858,810 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 5, 2020 – November 15,

2049 and $5,208,891 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 4.50%, and maturity dates ranging from July 15, 2023 – September 20, 2117; a total value of $254,949,835.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.

(c)	Represents less than 0.05% of net assets.

(d)

Security fair valued as of April 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2020 amounted to $27,946, which represents approximately 0.00% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2020. The total value of securities purchased was $209,830,781.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2020.

(g)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

CVR – Contingent Value Rights

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

USD – US Dollar

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$364,352,094
Aggregate gross unrealized depreciation	(91,060,146)
Net unrealized appreciation	$273,291,948
Federal income tax cost	$1,151,588,267

Investment in a company which was affiliated for the period ended April 30, 2020, was as follows:

Security	Value October 31, 2019	Purchases at Cost	Sales Proceeds	Shares April 30, 2020	Value April 30, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
Northern Trust Corp.	$796,044	$13,875	$106,477	6,699	$530,293	$(170,254)	$11,042	$(2,895)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	111

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
Russell 2000 E-Mini Index	43	06/19/2020	USD	$2,809,405	$334,301
S&P 500 E-Mini Index	53	06/19/2020	USD	7,691,360	728,247
S&P Midcap 400 E-Mini Index	12	06/19/2020	USD	1,969,560	183,659
					$1,246,207

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

112	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.6%

Aerospace & Defense – 0.6%

Airbus SE*	12,483	$791,372

BAE Systems plc	56,886	364,793

Bombardier, Inc., Class B* (a)	48,735	17,193

CAE, Inc.	7,016	116,180

Dassault Aviation SA	55	44,880

Elbit Systems Ltd.	412	56,324

Leonardo SpA	13,623	93,915

LISI*	3,196	51,809

Meggitt plc	24,567	86,548

MTU Aero Engines AG*	1,026	139,686

QinetiQ Group plc	30,657	117,554

Rolls-Royce Holdings plc*	33,801	140,695

Saab AB, Class B*	2,493	57,812

Safran SA	7,296	673,028

Senior plc(a)	238,675	195,684

Singapore Technologies Engineering Ltd.	17,900	43,615

Thales SA	2,622	198,562

Ultra Electronics Holdings plc	1,661	41,294
		3,230,944

Air Freight & Logistics – 0.5%

bpost SA	5,210	36,379

Cia de Distribucion Integral Logista Holdings SA	2,159	38,451

Deutsche Post AG (Registered)	33,573	998,374

DSV Panalpina A/S	4,141	427,194

Freightways Ltd.	12,987	53,522

ID Logistics Group*	81	15,082

Kerry Logistics Network Ltd.(a)	40,500	55,481

Kintetsu World Express, Inc.	1,900	28,020

Konoike Transport Co. Ltd.	23,200	253,402

Mainfreight Ltd.	3,192	71,880

PostNL NV(a)	269,735	463,547

Royal Mail plc	37,485	78,724

SG Holdings Co. Ltd.	2,400	67,151

Yamato Holdings Co. Ltd.	6,800	120,058
		2,707,265

Investments	Shares	Value

Airlines – 0.3%

Air Canada*	8,322	$121,269

Air France-KLM* (a)	10,431	53,092

Air New Zealand Ltd.(a)	30,617	25,406

ANA Holdings, Inc.* (a)	4,500	96,830

Chorus Aviation, Inc.(a)	82,194	207,120

Dart Group plc	7,866	63,847

Deutsche Lufthansa AG (Registered)*	11,685	104,411

easyJet plc	10,440	79,432

Exchange Income Corp.	19,437	416,042

Finnair OYJ* (a)	37,563	149,842

Japan Airlines Co. Ltd.	500	9,071

Qantas Airways Ltd.	31,329	79,173

SAS AB* (a)	93,556	86,926

Singapore Airlines Ltd.(a)	12,000	52,085

Wizz Air Holdings plc* (b)	2,172	78,737
		1,623,283

Auto Components – 1.9%

Aisan Industry Co. Ltd.	20,408	108,400

Aisin Seiki Co. Ltd.	7,000	203,909

ARB Corp. Ltd.(a)	997	9,941

Bridgestone Corp.	19,600	619,150

CIE Automotive SA	3,217	56,342

Cie Generale des Etablissements Michelin SCA	5,928	578,521

Cie Plastic Omnium SA	720	13,690

Continental AG*	3,534	298,825

Daikyonishikawa Corp.(a)	28,500	143,653

Denso Corp.	19,900	709,392

Dometic Group AB* (c)	5,962	40,128

Eagle Industry Co. Ltd.	20,200	129,207

Exedy Corp.	17,100	279,043

Faurecia SE	3,990	144,480

FCC Co. Ltd.	22,800	329,202

Freni Brembo SpA(a)	3,647	31,018

Futaba Industrial Co. Ltd.	27,600	132,922

Gestamp Automocion SA(b)	9,396	23,876

G-Tekt Corp.	19,000	196,690

GUD Holdings Ltd.(a)	4,852	29,161

Hella GmbH & Co. KGaA	2,907	107,620

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	113

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Auto Components – (continued)

HI-LEX Corp.(a)	17,100	$186,775

Ichikoh Industries Ltd.	17,400	78,104

JTEKT Corp.	2,300	17,121

Keihin Corp.	4,000	95,647

Koito Manufacturing Co. Ltd.	3,200	122,392

KYB Corp.* (a)	14,700	297,340

Linamar Corp.	27,347	658,399

Magna International, Inc.	9,804	382,857

Musashi Seimitsu Industry Co. Ltd.	27,800	228,515

NGK Spark Plug Co. Ltd.	7,400	112,244

NHK Spring Co. Ltd.	17,000	113,349

Nifco, Inc.	2,400	47,019

Nippon Seiki Co. Ltd.	34,300	374,963

NOK Corp.	11,600	136,356

Nokian Renkaat OYJ(a)	4,930	105,486

Pacific Industrial Co. Ltd.(a)	36,500	312,657

Piolax, Inc.(a)	17,100	256,816

Pirelli & C SpA(b)	1,748	6,804

Press Kogyo Co. Ltd.	68,400	170,145

Schaeffler AG (Preference)	106,419	725,591

Showa Corp.	400	8,439

Stanley Electric Co. Ltd.	3,800	87,951

Sumitomo Electric Industries Ltd.	22,800	237,413

Sumitomo Riko Co. Ltd.	8,000	43,541

Sumitomo Rubber Industries Ltd.	9,300	91,578

Tachi-S Co. Ltd.	15,100	134,429

TI Fluid Systems plc(a) (b)	126,939	255,543

Tokai Rika Co. Ltd.	2,400	31,084

Topre Corp.	34,200	403,933

Toyo Tire Corp.	4,600	55,363

Toyoda Gosei Co. Ltd.	2,000	37,668

Toyota Boshoku Corp.	2,700	33,985

Toyota Industries Corp.	7,100	360,527

TPR Co. Ltd.	12,500	147,870

TS Tech Co. Ltd.	2,400	65,401

Unipres Corp.(a)	22,800	202,979

Valeo SA	7,239	167,854

Yokohama Rubber Co. Ltd. (The)	8,000	104,063
		11,083,371

Investments	Shares	Value

Automobiles – 2.4%

Bayerische Motoren Werke AG	10,684	$632,503

Bayerische Motoren Werke AG (Preference)	2,292	108,501

Daimler AG (Registered)	32,681	1,128,811

Ferrari NV	2,394	376,016

Fiat Chrysler Automobiles NV	36,480	320,292

Honda Motor Co. Ltd.	67,100	1,638,047

Isuzu Motors Ltd.	26,200	202,108

Mazda Motor Corp.	19,700	112,745

Mitsubishi Motors Corp.(a)	9,700	27,666

Nissan Motor Co. Ltd.(a)	74,500	257,634

Peugeot SA	17,811	255,072

Porsche Automobil Holding SE (Preference)	6,555	330,481

Renault SA* (a)	7,467	148,082

Subaru Corp.	23,200	471,875

Suzuki Motor Corp.	17,100	554,728

Toyota Motor Corp.	92,600	5,772,400

Trigano SA	5,187	382,637

Volkswagen AG	1,434	214,081

Volkswagen AG (Preference)	6,270	880,555

Yamaha Motor Co. Ltd.	13,700	179,746
		13,993,980

Banks – 9.8%

77 Bank Ltd. (The)	45,600	616,187

ABN AMRO Bank NV, CVA(b)	14,364	110,130

AIB Group plc*	45,372	62,120

Aktia Bank OYJ	25,821	217,769

Aozora Bank Ltd.	5,400	97,613

Australia & New Zealand Banking Group Ltd.	101,337	1,121,236

Awa Bank Ltd. (The)(a)	28,500	625,782

Banca Monte dei Paschi di Siena SpA* (a)	218,196	266,235

Banca Popolare di Sondrio SCPA	275,679	436,923

Banco Bilbao Vizcaya Argentaria SA	230,166	753,025

Banco BPM SpA(a)	69,483	84,743

Banco Comercial Portugues SA, Class R	771,628	86,207

Banco de Sabadell SA(a)	127,237	52,693

See Accompanying Notes to the Financial Statements.

114	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Banco Espirito Santo SA (Registered)* ‡ (d)	48,647	$—

Banco Santander SA	588,924	1,314,286

Bank Hapoalim BM	49,989	323,764

Bank Leumi Le-Israel BM	43,149	234,834

Bank of East Asia Ltd. (The)	36,467	77,334

Bank of Georgia Group plc	22,710	285,307

Bank of Ireland Group plc	33,125	66,867

Bank of Kyoto Ltd. (The)(a)	2,600	90,204

Bank of Montreal(a)	22,401	1,141,379

Bank of Nagoya Ltd. (The)(a)	11,400	241,145

Bank of Nova Scotia (The)	44,004	1,767,827

Bank of Okinawa Ltd. (The)(a)	4,240	126,683

Bank of Queensland Ltd.(a)	27,437	93,587

Bank of the Ryukyus Ltd.	28,500	268,383

Bankia SA	53,716	54,646

Bankinter SA	21,280	87,731

Banque Cantonale de Geneve	480	90,514

Banque Cantonale Vaudoise (Registered)	74	65,401

Barclays plc	557,964	745,311

BAWAG Group AG* (b)	3,420	116,199

Bendigo & Adelaide Bank Ltd.	9,158	39,212

Berner Kantonalbank AG (Registered)(a)	640	149,200

BNP Paribas SA	42,066	1,321,197

BPER Banca(a)	232,275	572,933

Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	5,415	490,498

CaixaBank SA	150,708	270,881

Canadian Imperial Bank of Commerce	15,903	944,368

Canadian Western Bank	49,704	788,350

Chiba Bank Ltd. (The)	17,400	81,683

Close Brothers Group plc	8,892	122,366

Collector AB* (a)	13,224	20,634

comdirect bank AG	4,193	60,163

Commerzbank AG	36,064	133,276

Commonwealth Bank of Australia	35,906	1,473,695

Concordia Financial Group Ltd.	43,121	133,877

Investments	Shares	Value

Banks – (continued)

Credit Agricole Atlantique Vendee	912	$137,850

Credit Agricole SA	50,958	406,440

Credito Emiliano SpA	58,539	259,677

Dah Sing Banking Group Ltd.	161,440	158,684

Dah Sing Financial Holdings Ltd.	114,000	374,983

Daishi Hokuetsu Financial Group, Inc.(a)	28,500	625,249

Danske Bank A/S*	20,178	239,387

DBS Group Holdings Ltd.	62,529	886,609

DNB ASA	30,609	371,997

Erste Group Bank AG	8,949	194,322

FIBI Holdings Ltd.	3,623	108,140

FinecoBank Banca Fineco SpA*	6,110	67,860

Fukuoka Financial Group, Inc.	8,000	115,958

Graubuendner Kantonalbank	7	10,444

Gunma Bank Ltd. (The)(a)	21,800	70,536

Hachijuni Bank Ltd. (The)	22,800	82,087

Hang Seng Bank Ltd.(a)	17,100	301,089

Heartland Group Holdings Ltd.(a)	295,384	205,928

Hiroshima Bank Ltd. (The)(a)	14,900	62,562

Hokkoku Bank Ltd. (The)	14,900	445,878

Hokuhoku Financial Group, Inc.	9,200	75,538

HSBC Holdings plc	741,816	3,836,327

Hyakugo Bank Ltd. (The)	159,600	467,151

Hyakujushi Bank Ltd. (The)(a)	17,100	307,827

ING Groep NV	141,303	775,084

Intesa Sanpaolo SpA	551,874	860,157

Israel Discount Bank Ltd., Class A	51,375	168,295

Juroku Bank Ltd. (The)(a)	18,900	335,281

Jyske Bank A/S (Registered)*	1,180	31,879

KBC Group NV	11,514	621,484

Keiyo Bank Ltd. (The)	82,100	404,607

Kiyo Bank Ltd. (The)(a)	36,400	544,290

Kyushu Financial Group, Inc.(a)	7,600	32,266

Laurentian Bank of Canada(a)	27,816	622,628

Liberbank SA(a)	1,182,921	237,105

Liechtensteinische Landesbank AG	1,920	110,010

Lloyds Banking Group plc	2,646,453	1,076,205

Luzerner Kantonalbank AG (Registered)* (a)	259	105,194

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	115

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Mebuki Financial Group, Inc.	46,210	$98,094

Mediobanca Banca di Credito Finanziario SpA	19,152	110,927

Mitsubishi UFJ Financial Group, Inc.	470,300	1,910,051

Mizrahi Tefahot Bank Ltd.	1,889	39,044

Mizuho Financial Group, Inc.	889,300	1,046,186

Musashino Bank Ltd. (The)	20,200	256,904

Nanto Bank Ltd. (The)(a)	16,746	354,229

National Australia Bank Ltd.(a)	56,109	623,018

National Bank of Canada	13,509	546,021

NIBC Holding NV(b)	13,604	102,068

Nishi-Nippon Financial Holdings, Inc.	91,200	538,151

Nordea Bank Abp	107,502	696,047

North Pacific Bank Ltd.	199,500	360,065

Ogaki Kyoritsu Bank Ltd. (The)(a)	1,200	24,722

Oita Bank Ltd. (The)	7,300	147,044

Oversea-Chinese Banking Corp. Ltd.	91,272	586,133

Raiffeisen Bank International AG	7,809	134,542

Resona Holdings, Inc.	79,800	251,486

Ringkjoebing Landbobank A/S	1,100	68,804

Royal Bank of Canada	29,699	1,830,970

Royal Bank of Scotland Group plc	152,874	213,171

San-In Godo Bank Ltd. (The)(a)	96,900	512,885

Sbanken ASA* (b)	12,000	64,230

Senshu Ikeda Holdings, Inc.	182,400	286,559

Seven Bank Ltd.(a)	3,800	10,376

Shiga Bank Ltd. (The)(a)	29,500	699,603

Shinsei Bank Ltd.	5,700	69,561

Shizuoka Bank Ltd. (The)	24,000	146,781

Skandinaviska Enskilda Banken AB, Class A	44,574	366,643

Skandinaviska Enskilda Banken AB, Class C	684	6,121

Societe Generale SA	26,904	420,213

Spar Nord Bank A/S*	44,517	308,517

SpareBank 1 Nord Norge	64,068	384,926

Sparebank 1 Oestlandet	19,152	156,858

SpareBank 1 SMN	240	1,759

Investments	Shares	Value

Banks – (continued)

SpareBank 1 SR-Bank ASA	8,041	$51,262

St Galler Kantonalbank AG (Registered)	110	47,412

Standard Chartered plc(a)	102,030	524,434

Sumitomo Mitsui Financial Group, Inc.	50,900	1,353,716

Sumitomo Mitsui Trust Holdings, Inc.	11,400	336,984

Suruga Bank Ltd.	145,100	510,194

Svenska Handelsbanken AB, Class A*	23,276	215,192

Svenska Handelsbanken AB, Class B*	908	9,045

Swedbank AB, Class A	28,557	337,286

Sydbank A/S	38,019	632,473

TBC Bank Group plc	23,940	247,311

Toho Bank Ltd. (The)	13,600	32,049

TOMONY Holdings, Inc.	102,600	347,325

Toronto-Dominion Bank (The)	38,076	1,594,370

Unicaja Banco SA(b)	506,046	273,810

UniCredit SpA*	82,137	632,362

Unione di Banche Italiane SpA	42,864	122,490

United Overseas Bank Ltd.	30,726	443,963

Valiant Holding AG (Registered)	1,000	96,669

Van Lanschot Kempen NV, CVA	24,054	368,849

Virgin Money UK plc* (a)	62,652	60,155

Walliser Kantonalbank (Registered)	485	54,020

Westpac Banking Corp.	67,488	719,322

Yamagata Bank Ltd. (The)	2,200	26,272

Yamaguchi Financial Group, Inc.	13,300	72,386
		56,543,466

Beverages – 1.1%

AG Barr plc(a)	4,785	29,785

Anheuser-Busch InBev SA/NV	17,955	823,617

Asahi Group Holdings Ltd.	12,200	426,689

Britvic plc	7,320	67,632

C&C Group plc	20,320	49,980

Carlsberg A/S, Class B	2,223	280,248

Coca-Cola Amatil Ltd.	20,178	114,667

Coca-Cola Bottlers Japan Holdings, Inc.	3,354	61,005

See Accompanying Notes to the Financial Statements.

116	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Beverages – (continued)

Coca-Cola European Partners plc(a)	4,514	$178,935

Coca-Cola HBC AG, DI	4,000	101,665

Davide Campari-Milano SpA	13,794	106,818

Diageo plc	48,621	1,686,523

Fevertree Drinks plc	2,199	48,263

Goldin Financial Holdings Ltd.*	1,200,000	207,421

Heineken Holding NV	1,938	150,923

Heineken NV(a)	4,161	353,757

Ito En Ltd.(a)	800	44,737

Kirin Holdings Co. Ltd.	16,138	313,675

Molson Coors Canada, Inc., Class B	6,078	272,973

Pernod Ricard SA	4,731	720,797

Primo Water Corp.	2,631	26,993

Remy Cointreau SA(a)	580	64,671

Royal Unibrew A/S*	1,210	93,628

Sapporo Holdings Ltd.(a)	1,800	34,759

Suntory Beverage & Food Ltd.	3,000	113,761

Takara Holdings, Inc.	8,600	64,177

Treasury Wine Estates Ltd.	15,732	104,542
		6,542,641

Biotechnology – 0.7%

Abcam plc(a)	4,545	72,807

Argenx SE*	546	82,230

Avita Medical Ltd.* (a)	58,444	17,792

BioGaia AB, Class B	1,134	54,975

Clinuvel Pharmaceuticals Ltd.(a)	1,368	19,731

CSL Ltd.	9,804	1,986,196

Galapagos NV*	1,197	264,181

Genmab A/S*	1,083	260,388

Genus plc	4,282	184,285

Grifols SA	7,182	244,332

Grifols SA (Preference), Class B	5,680	117,583

Hansa Biopharma AB*	2,660	32,163

HEALIOS KK* (a)	1,100	18,588

MorphoSys AG*	1,140	119,795

Opthea Ltd.*	6,840	10,524

PeptiDream, Inc.* (a)	2,500	94,684

SanBio Co. Ltd.* (a)	2,200	27,568

Swedish Orphan Biovitrum AB*	6,345	123,428

Investments	Shares	Value

Biotechnology – (continued)

Vitrolife AB	1,652	$30,191
		3,761,441

Building Products – 0.8%

AGC, Inc.	5,700	143,866

Aica Kogyo Co. Ltd.(a)	1,500	43,975

Assa Abloy AB, Class B(a)	20,634	371,920

Belimo Holding AG (Registered)	21	139,471

Bunka Shutter Co. Ltd.	35,900	264,546

Central Glass Co. Ltd.	23,000	398,766

Cie de Saint-Gobain	18,126	480,651

Daikin Industries Ltd.	6,300	825,095

dormakaba Holding AG*	20	10,000

Geberit AG (Registered)	627	281,359

GWA Group Ltd.(a)	17,760	32,208

James Halstead plc	4,686	29,435

Kingspan Group plc	3,419	174,135

Lindab International AB	3,680	34,022

LIXIL Group Corp.	4,400	53,820

Munters Group AB* (b)	48	203

Nibe Industrier AB, Class B	9,994	187,096

Nichias Corp.	800	16,309

Nippon Sheet Glass Co. Ltd.* (a)	57,000	184,963

Okabe Co. Ltd.	27,700	196,867

Reliance Worldwide Corp. Ltd.(a)	23,739	42,429

ROCKWOOL International A/S, Class A	220	42,962

ROCKWOOL International A/S, Class B	174	36,534

Sanwa Holdings Corp.	9,800	77,531

Schweiter Technologies AG	56	55,411

Sekisui Jushi Corp.	3,600	74,064

Takara Standard Co. Ltd.	2,176	32,355

Takasago Thermal Engineering Co. Ltd.	3,400	54,369

Tarkett SA(a)	17,765	175,900

TOTO Ltd.	3,900	138,224

Uponor OYJ	7,733	86,902
		4,685,388

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	117

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – 2.9%

3i Group plc	40,527	$400,771

Amundi SA(b)	1,440	95,580

Anima Holding SpA(b)	185,794	656,899

Ashmore Group plc	9,588	45,884

ASX Ltd.	2,715	144,956

AURELIUS Equity Opportunities SE & Co. KGaA	4,332	75,917

Avanza Bank Holding AB	6,589	80,008

Azimut Holding SpA(a)	5,680	96,586

Banca Generali SpA	1,397	34,673

Bolsas y Mercados Espanoles SHMSF SA	3,245	118,285

Brederode SA	80	6,388

Brewin Dolphin Holdings plc	19,451	67,225

Brookfield Asset Management, Inc., Class A(a)	30,267	1,025,045

Bure Equity AB(a)	25,185	464,135

Burford Capital Ltd.	9,191	57,989

CI Financial Corp.	5,814	61,909

Credit Suisse Group AG (Registered)*	91,878	830,677

Daiwa Securities Group, Inc.	57,000	239,012

Deutsche Bank AG (Registered)	33,459	248,398

Deutsche Boerse AG	4,277	664,042

EFG International AG*	6,000	37,362

Euronext NV(b)	1,650	138,435

Fairfax India Holdings Corp.* (b)	4,683	36,293

Flow Traders(a) (b)	2,452	81,645

GAM Holding AG* (a)	11,400	23,930

Gimv NV	2,736	150,137

GMO Financial Holdings, Inc.	15,200	78,036

Haitong International Securities Group Ltd.(a)	1,425,000	334,544

Hargreaves Lansdown plc	5,061	91,957

Hong Kong Exchanges & Clearing Ltd.	27,458	892,557

IG Group Holdings plc	673	6,405

IGM Financial, Inc.	5,472	116,141

Intermediate Capital Group plc	7,524	107,052

Investec plc	30,336	62,734

IOOF Holdings Ltd.	20,140	56,962

Investments	Shares	Value

Capital Markets – (continued)

IP Group plc* (a)	663,879	$464,748

Jafco Co. Ltd.	17,400	567,878

Japan Exchange Group, Inc.	14,400	270,938

Julius Baer Group Ltd.*	4,160	163,098

Jupiter Fund Management plc	10,640	29,338

Kingston Financial Group Ltd.	152,000	12,745

Leonteq AG	5,130	184,970

London Stock Exchange Group plc	6,555	616,473

Macquarie Group Ltd.	5,757	386,937

Magellan Financial Group Ltd.	2,640	88,183

Man Group plc	61,623	103,689

Monex Group, Inc.	119,700	238,426

Natixis SA	22,024	52,130

Nomura Holdings, Inc.	106,400	447,550

Okasan Securities Group, Inc.(a)	12,500	38,224

Partners Group Holding AG	399	314,107

Pendal Group Ltd.(a)	6,964	25,168

Perpetual Ltd.(a)	3,971	78,254

Platinum Asset Management Ltd.	16	37

Quilter plc(b)	103,740	161,276

Rathbone Brothers plc	2,584	49,281

Ratos AB, Class B* (a)	125,571	299,811

Rothschild & Co.	2,375	46,980

Sanne Group plc	9,329	76,251

SBI Holdings, Inc.	10,800	205,123

Schroders plc	960	32,137

Schroders plc (Non-Voting)	2,211	59,402

Singapore Exchange Ltd.	7,600	52,099

Sparx Group Co. Ltd.	9,200	15,056

St James’s Place plc	9,547	102,527

Standard Life Aberdeen plc	68,343	190,598

TMX Group Ltd.	1,545	134,138

Tokai Tokyo Financial Holdings, Inc.	153,900	332,453

TP ICAP plc	347,700	1,488,511

UBS Group AG (Registered)*	145,749	1,561,462

Value Partners Group Ltd.(a)	8,000	3,220

Vontobel Holding AG (Registered)	339	17,597

Vostok New Ventures Ltd., SDR* (a)	6,421	39,444

See Accompanying Notes to the Financial Statements.

118	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

VZ Holding AG	285	$19,932
		16,598,760

Chemicals – 3.0%

ADEKA Corp.	4,200	53,455

Air Liquide SA	9,462	1,203,229

Air Water, Inc.	6,000	81,694

Akzo Nobel NV	4,320	327,433

Arkema SA	2,223	184,318

Asahi Kasei Corp.	45,600	326,217

BASF SE	19,209	982,235

Borregaard ASA	6,375	59,449

C Uyemura & Co. Ltd.	5,000	277,739

Chemtrade Logistics Income Fund(a)	19,139	72,067

Chr Hansen Holding A/S	2,052	176,799

Chugoku Marine Paints Ltd.	9,500	73,114

CI Takiron Corp.	34,200	188,054

Clariant AG (Registered)*	3,106	57,492

Corbion NV	3,198	114,365

Covestro AG(b)	4,617	155,149

Croda International plc	3,298	203,088

Daicel Corp.	15,700	128,613

DIC Corp.	2,899	68,425

Elementis plc	26,045	22,996

Elkem ASA(b)	28,160	47,367

EMS-Chemie Holding AG (Registered)	171	110,823

Evonik Industries AG	4,912	120,837

FUCHS PETROLUB SE	3,256	108,772

FUCHS PETROLUB SE (Preference)	1,182	45,908

Fuso Chemical Co. Ltd.(a)	1,100	33,020

Givaudan SA (Registered)	171	572,805

Hexpol AB* (a)	5,784	42,193

Incitec Pivot Ltd.	54,091	84,638

Israel Chemicals Ltd.	29,862	104,705

Israel Corp. Ltd. (The)*	243	31,505

JCU Corp.	500	11,890

Johnson Matthey plc	3,360	84,445

JSP Corp.	13,700	180,002

JSR Corp.	8,300	158,339

Investments	Shares	Value

Chemicals – (continued)

K+S AG (Registered)	9,758	$65,731

Kaneka Corp.	4,400	114,799

Kansai Paint Co. Ltd.	6,100	117,568

Kanto Denka Kogyo Co. Ltd.(a)	25,200	204,079

Koninklijke DSM NV	3,685	451,043

Konishi Co. Ltd.	15,100	199,385

Kumiai Chemical Industry Co. Ltd.(a)	8,000	65,535

Kuraray Co. Ltd.	18,600	188,722

Kureha Corp.	11,400	467,471

LANXESS AG	2,793	137,540

Lenzing AG	485	27,730

Lintec Corp.	1,800	38,984

Methanex Corp.(a)	4,028	64,178

Mitsubishi Chemical Holdings Corp.	34,900	201,499

Mitsubishi Gas Chemical Co., Inc.	6,700	83,268

Mitsui Chemicals, Inc.	6,100	121,276

Nihon Parkerizing Co. Ltd.	1,900	19,633

Nippon Kayaku Co. Ltd.	8,100	79,307

Nippon Paint Holdings Co. Ltd.	5,200	301,978

Nippon Shokubai Co. Ltd.	400	19,152

Nippon Soda Co. Ltd.(a)	20,339	527,804

Nissan Chemical Corp.(a)	3,800	147,117

Nitto Denko Corp.	3,300	166,952

NOF Corp.(a)	2,000	66,957

Novozymes A/S, Class B	4,959	242,902

Nufarm Ltd.*	23,520	80,996

Nutrien Ltd.	13,281	475,322

OCI NV* (a)	1,318	15,952

Okamoto Industries, Inc.	600	24,295

Orica Ltd.	4,722	55,400

Osaka Soda Co. Ltd.(a)	12,200	279,630

Sakata INX Corp.	23,200	209,361

Sanyo Chemical Industries Ltd.	9,100	364,647

Shikoku Chemicals Corp.(a)	7,600	77,823

Shin-Etsu Chemical Co. Ltd.	8,100	910,100

Shin-Etsu Polymer Co. Ltd.	17,500	138,449

Showa Denko KK(a)	7,400	164,352

Sika AG (Registered)	2,223	367,832

SOL SpA	3,009	32,562

Solvay SA	2,052	160,116

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	119

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Sumitomo Bakelite Co. Ltd.	3,000	$79,029

Sumitomo Chemical Co. Ltd.	48,600	151,797

Symrise AG	2,565	259,368

Synthomer plc(a)	190,155	680,220

T Hasegawa Co. Ltd.	900	18,154

Taiyo Holdings Co. Ltd.	900	37,200

Taiyo Nippon Sanso Corp.(a)	7,200	113,250

Tayca Corp.(a)	8,100	114,984

Teijin Ltd.	8,200	132,277

Tenma Corp.	1,100	15,996

Tessenderlo Group SA*	779	21,715

Toagosei Co. Ltd.	5,800	53,479

Tokai Carbon Co. Ltd.	11,000	92,271

Tokuyama Corp.	3,200	68,827

Tokyo Ohka Kogyo Co. Ltd.	700	30,374

Toray Industries, Inc.	51,300	239,434

Tosoh Corp.	13,800	171,508

Toyo Ink SC Holdings Co. Ltd.	1,600	30,852

Toyobo Co. Ltd.	51,300	608,298

Ube Industries Ltd.	9,400	160,249

Umicore SA	4,213	181,857

Victrex plc	2,830	71,250

Wacker Chemie AG	786	45,869

Yara International ASA	4,446	151,962

Zeon Corp.(a)	8,000	71,370
		17,572,217

Commercial Services & Supplies – 0.9%

Aggreko plc	3,648	21,120

Babcock International Group plc	14,064	74,773

Bell System24 Holdings, Inc.	5,600	67,503

Biffa plc(a) (b)	136,343	378,348

Bilfinger SE	15,668	294,657

Boyd Group Services, Inc.	228	32,149

Brambles Ltd.	33,231	241,060

Bravida Holding AB* (b)	12,702	103,778

Cleanaway Waste Management Ltd.	56,747	69,475

Coor Service Management Holding AB* (b)	6,692	44,192

Dai Nippon Printing Co. Ltd.	3,900	83,518

Daiseki Co. Ltd.	2,500	55,945

Investments	Shares	Value

Commercial Services & Supplies – (continued)

Downer EDI Ltd.	32,262	$88,078

Duskin Co. Ltd.(a)	3,700	96,535

Elis SA	3,517	43,529

Elis SA – XLON	4,520	54,632

G4S plc	81,966	112,899

HomeServe plc	11,489	161,582

Intrum AB(a)	5,187	79,713

ISS A/S* (a)	3,956	59,015

Kokuyo Co. Ltd.	5,600	69,021

Lassila & Tikanoja OYJ	960	13,438

Loomis AB, Class B	2,271	55,524

Mitsubishi Pencil Co. Ltd.	1,800	22,758

Nippon Kanzai Co. Ltd.	1,300	22,466

Okamura Corp.	53,100	388,313

Park24 Co. Ltd.	2,200	35,551

PayPoint plc	3,648	30,415

Pilot Corp.	500	16,950

Prestige International, Inc.	4,000	31,720

Relia, Inc.	2,100	22,486

Rentokil Initial plc	41,724	249,617

Ritchie Bros Auctioneers, Inc.	2,886	124,483

Sato Holdings Corp.	1,100	22,949

Secom Co. Ltd.	5,400	454,734

Securitas AB, Class B	7,047	83,297

Serco Group plc*	57,046	92,678

SmartGroup Corp. Ltd.	918	3,245

Societe BIC SA(a)	770	38,526

Sohgo Security Services Co. Ltd.	2,900	140,207

SPIE SA	1,216	18,353

TOMRA Systems ASA	2,590	86,270

Toppan Printing Co. Ltd.	15,000	226,119

Transcontinental, Inc., Class A(a)	43,947	398,986

Waste Connections, Inc.	6,327	545,535
		5,356,142

Communications Equipment – 0.3%

Nokia OYJ	115,197	419,406

Spirent Communications plc	5,928	18,020

Telefonaktiebolaget LM Ericsson, Class A	3,789	35,884

Telefonaktiebolaget LM Ericsson, Class B	51,995	453,024

See Accompanying Notes to the Financial Statements.

120	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Communications Equipment – (continued)

VTech Holdings Ltd.	102,600	$773,568
		1,699,902

Construction & Engineering – 2.6%

ACS Actividades de Construccion y Servicios SA(a)	10,002	249,450

Aecon Group, Inc.	294	3,236

AF Gruppen ASA	2,860	47,128

Arcadis NV* (a)	42,557	661,434

Ashtrom Group Ltd.*	9,804	146,542

Badger Daylighting Ltd.(a)	2,812	61,243

Balfour Beatty plc	406,809	1,332,082

Boskalis Westminster	218	3,785

Bouygues SA*	7,353	226,391

Chiyoda Corp.* (a)	89,500	205,891

Cie d’Entreprises CFE	282	21,837

CIMIC Group Ltd.	5,661	91,322

COMSYS Holdings Corp.	4,300	120,554

Dai-Dan Co. Ltd.(a)	11,500	291,546

Daiho Corp.(a)	11,400	241,678

Eiffage SA	2,280	186,547

Elecnor SA	27,075	247,325

Electra Ltd.	103	47,540

Ferrovial SA	12,426	310,312

Fomento de Construcciones y Contratas SA	3,542	33,636

Galliford Try Holdings plc	62,688	119,588

Gold-Finance Holdings Ltd.* ‡ (b) (d)	89,827	626

Hazama Ando Corp.	17,100	108,259

HOCHTIEF AG	442	34,736

JDC Corp.(a)	28,500	140,454

JGC Holdings Corp.	5,400	53,225

John Laing Group plc(b)	287,565	1,323,203

Kajima Corp.	14,900	157,451

Kandenko Co. Ltd.	3,000	25,389

Kinden Corp.	7,500	122,528

Kumagai Gumi Co. Ltd.	800	17,775

Kyowa Exeo Corp.(a)	3,900	96,246

Kyudenko Corp.	2,100	59,307

Maeda Corp.	8,100	65,976

Investments	Shares	Value

Construction & Engineering – (continued)

Maeda Road Construction Co. Ltd.(a)	1,200	$22,500

Maire Tecnimont SpA* (a)	64,752	125,533

Mirait Holdings Corp.	6,700	88,093

Monadelphous Group Ltd.	9,080	67,175

Morgan Sindall Group plc	22,743	368,339

NCC AB, Class B	246	3,790

Nippo Corp.(a)	2,000	45,392

Nippon Densetsu Kogyo Co. Ltd.	1,700	33,655

Nippon Koei Co. Ltd.(a)	5,700	166,040

Nippon Road Co. Ltd. (The)	5,300	324,141

Nishimatsu Construction Co. Ltd.	31,100	597,076

Obayashi Corp.	22,900	203,870

Okumura Corp.	3,000	65,086

Peab AB, Class B	3,999	30,646

Penta-Ocean Construction Co. Ltd.(a)	17,100	87,951

Raito Kogyo Co. Ltd.(a)	7,600	95,946

Raiznext Corp.(a)	17,100	190,773

Sacyr SA(a)	195,035	364,012

Salini Impregilo SpA* (a)	147,687	218,378

Sanki Engineering Co. Ltd.	24,400	279,516

Shapir Engineering and Industry Ltd.*	7,497	52,789

Shikun & Binui Ltd.	10,078	42,247

Shimizu Corp.	23,000	179,810

Shinnihon Corp.	18,100	131,178

SHO-BOND Holdings Co. Ltd.	1,200	49,095

Skanska AB, Class B*	5,586	107,034

SNC-Lavalin Group, Inc.(a)	6,803	125,730

Sumitomo Densetsu Co. Ltd.	11,400	240,612

Sumitomo Mitsui Construction Co. Ltd.	98,540	412,829

Sweco AB, Class B	2,583	88,857

Taihei Dengyo Kaisha Ltd.	11,600	240,494

Taikisha Ltd.	4,500	132,767

Taisei Corp.	9,200	291,224

Takamatsu Construction Group Co. Ltd.	11,500	239,281

Toda Corp.(a)	25,000	147,286

Toenec Corp.	5,700	174,302

Tokyu Construction Co. Ltd.(a)	46,400	244,290

Totetsu Kogyo Co. Ltd.(a)	1,800	47,131

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	121

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction & Engineering – (continued)

Veidekke ASA	3,088	$27,618

Vinci SA	10,089	825,471

WSP Global, Inc.	1,210	81,375

YIT OYJ	106,020	580,618

Yokogawa Bridge Holdings Corp.(a)	23,200	411,562

Yurtec Corp.	23,000	130,986
		15,236,740

Construction Materials – 0.6%

Adelaide Brighton Ltd.(a)	8,796	15,721

Boral Ltd.(a)	52,820	104,435

Breedon Group plc*	45,296	48,792

Brickworks Ltd.(a)	3,147	28,124

Buzzi Unicem SpA(a)	3,145	61,609

Buzzi Unicem SpA (Retirement Savings Plan)	5	52

Cementir Holding NV	37,335	228,592

CRH plc	16,816	509,061

CSR Ltd.	46,626	113,862

Fletcher Building Ltd.(a)	17,649	40,288

HeidelbergCement AG	4,275	203,123

Ibstock plc(b)	9,600	24,412

Imerys SA	1,021	32,006

James Hardie Industries plc, CHDI	7,840	115,078

Krosaki Harima Corp.	2,700	96,704

LafargeHolcim Ltd. (Registered)*	10,469	434,315

Marshalls plc	3,724	29,945

Mitani Sekisan Co. Ltd.	5,800	260,887

Rhi Magnesita NV	16,644	512,671

Sumitomo Osaka Cement Co. Ltd.	1,700	56,357

Taiheiyo Cement Corp.	5,800	115,962

Vicat SA	8,835	247,731

Wienerberger AG	3,846	71,823
		3,351,550

Consumer Finance – 0.3%

Acom Co. Ltd.(a)	24,400	99,941

AEON Financial Service Co. Ltd.	4,800	50,722

Aiful Corp.* (a)	188,100	420,404

Investments	Shares	Value

Consumer Finance – (continued)

Allied Properties HK Ltd.*	1,104,000	$276,272

B2Holding ASA(a)	136,192	55,039

Cembra Money Bank AG	726	69,016

Credit Corp. Group Ltd.(a)	3,350	36,298

Credit Saison Co. Ltd.	6,700	77,379

Hitachi Capital Corp.	2,300	45,232

Hong Leong Finance Ltd.	142,500	231,814

Isracard Ltd.	3,252	8,573

Jaccs Co. Ltd.	17,100	288,478

Provident Financial plc	19,760	48,229

Resurs Holding AB(a) (b)	73,841	273,676

Sun Hung Kai & Co. Ltd.	105,996	43,616
		2,024,689

Containers & Packaging – 0.2%

BillerudKorsnas AB	2,965	37,506

CCL Industries, Inc., Class B	2,960	92,725

DS Smith plc(a)	35,796	140,827

FP Corp.	600	45,504

Fuji Seal International, Inc.(a)	2,000	35,162

Huhtamaki OYJ*	2,051	76,649

Intertape Polymer Group, Inc.(a)	4,731	46,528

Mayr Melnhof Karton AG*	275	37,771

Orora Ltd.	44,370	74,656

Pack Corp. (The)	1,200	38,266

Pact Group Holdings Ltd.* (a)	100,662	126,205

Rengo Co. Ltd.	11,100	88,024

Smurfit Kappa Group plc	6,669	209,056

Toyo Seikan Group Holdings Ltd.	5,600	57,658

Vidrala SA	1,239	110,602

Winpak Ltd.	74	2,469
		1,219,608

Distributors – 0.1%

Arata Corp.	9,200	383,709

Bapcor Ltd.	25,156	81,360

Doshisha Co. Ltd.	1,800	22,354

Inchcape plc	8,938	56,539

Jardine Cycle & Carriage Ltd.	9,922	141,743

PALTAC Corp.	800	42,194
		727,899

See Accompanying Notes to the Financial Statements.

122	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Consumer Services – 0.1%

AcadeMedia AB(a) (b)	37,107	$193,756

Benesse Holdings, Inc.	2,000	57,418

G8 Education Ltd.(a)	28,720	16,547

IDP Education Ltd.	2,501	24,332

InvoCare Ltd.	4,344	29,236
		321,289

Diversified Financial Services – 1.2%

Ackermans & van Haaren NV*	784	103,819

Aker ASA, Class A*	760	20,183

AMP Ltd.* (a)	89,503	83,795

Banca Farmafactoring SpA* (b)	56,373	291,129

Banca IFIS SpA*	14,820	144,874

Banca Mediolanum SpA	9,158	55,871

Banque Nationale de Belgique	97	216,738

Cerved Group SpA	10,505	71,511

Challenger Ltd.(a)	11,680	37,929

doValue SpA(a) (b)	3,680	27,167

ECN Capital Corp.(a)	144,357	410,533

Element Fleet Management Corp.(a)	24,567	181,650

Eurazeo SE*	1,824	87,225

EXOR NV	3,648	199,343

FFP	94	6,383

Financial Products Group Co. Ltd.(a)	39,900	194,024

First Pacific Co. Ltd.	1,368,000	284,105

Fuyo General Lease Co. Ltd.	700	35,414

GRENKE AG	495	34,699

Groupe Bruxelles Lambert SA*	1,760	140,493

HAL Trust(a)	1,270	163,029

Industrivarden AB, Class A*	6,288	130,560

Industrivarden AB, Class C*	250	5,175

Investor AB, Class A	2,092	104,095

Investor AB, Class B	9,550	480,277

Japan Investment Adviser Co. Ltd.(a)	600	4,102

Japan Securities Finance Co. Ltd.	57,000	272,380

KBC Ancora	1,377	48,324

Kinnevik AB, Class B	3,304	68,332

L E Lundbergforetagen AB, Class B*	1,348	56,889

Investments	Shares	Value

Diversified Financial Services – (continued)

M&G plc	72,504	$120,946

Mitsubishi UFJ Lease & Finance Co. Ltd.	21,500	104,348

Mizuho Leasing Co. Ltd.	22,738	444,617

Onex Corp.	1,520	70,214

ORIX Corp.	47,100	567,746

Pargesa Holding SA	1,265	89,978

Plus500 Ltd.	64,125	1,011,455

Ricoh Leasing Co. Ltd.	5,700	153,780

Sofina SA	330	77,712

SRH NV* ‡ (d)	2,857	—

Tokyo Century Corp.(a)	600	20,676

Wendel SE	1,377	117,642

Zenkoku Hosho Co. Ltd.	1,600	47,356
		6,786,518

Diversified Telecommunication Services – 1.4%

ARTERIA Networks Corp.	1,900	38,112

BCE, Inc.	4,731	191,733

Bezeq The Israeli Telecommunication Corp. Ltd.*	3,283	2,356

BT Group plc	293,094	429,030

Cellnex Telecom SA(b)	5,301	277,536

Chorus Ltd.	13,004	57,122

Deutsche Telekom AG (Registered)	67,260	981,651

Elisa OYJ	3,744	227,349

Euskaltel SA(b)	8,683	69,236

Gamma Communications plc	1,701	28,643

HKBN Ltd.(a)	51,500	88,620

HKT Trust & HKT Ltd.	58,400	93,864

Iliad SA(a)	646	96,229

Infrastrutture Wireless Italiane SpA(b)	5,179	54,769

Internet Initiative Japan, Inc.	2,300	80,119

Koninklijke KPN NV	80,484	186,181

Masmovil Ibercom SA*	1,672	31,572

Nippon Telegraph & Telephone Corp.	46,600	1,064,607

NOS SGPS SA	1,360	5,071

Orange SA	63,840	778,603

PCCW Ltd.	127,035	77,837

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	123

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Telecommunication Services – (continued)

Proximus SADP	4,446	$94,813

Singapore Telecommunications Ltd.	142,500	286,478

Spark New Zealand Ltd.	52,849	144,767

Sunrise Communications Group AG* (a) (b)	1,791	143,443

Swisscom AG (Registered)(a)	445	231,364

TalkTalk Telecom Group plc	45,639	47,579

Telecom Italia SpA*	302,328	119,740

Telecom Italia SpA (Retirement Savings Plan)	268,930	107,043

Telefonica Deutschland Holding AG	14,053	39,943

Telefonica SA	157,058	719,067

Telekom Austria AG	1,426	10,027

Telenor ASA	16,245	249,965

Telia Co. AB	64,467	222,762

Telstra Corp. Ltd.	58,083	115,982

TELUS Corp.	12,688	207,820

United Internet AG (Registered)	4,866	167,620

Vocus Group Ltd.* (a)	47,520	95,512
		7,864,165

Electric Utilities – 1.6%

Acciona SA(a)	857	84,856

AusNet Services	46,020	56,492

BKW AG	773	62,631

Chubu Electric Power Co., Inc.	22,800	310,972

Chugoku Electric Power Co., Inc. (The)(a)	4,206	56,875

CK Infrastructure Holdings Ltd.	24,000	143,028

CLP Holdings Ltd.	29,000	309,738

Contact Energy Ltd.	20,140	78,156

EDP – Energias de Portugal SA	81,111	342,037

Electricite de France SA	14,075	112,139

Elia Group SA/NV	794	91,315

Emera, Inc.	3,821	152,433

Endesa SA	5,284	117,198

Enel SpA	272,321	1,860,032

EVN AG	2,240	34,937

Fortis, Inc.	7,866	305,477

Fortum OYJ(a)	7,923	131,473

Investments	Shares	Value

Electric Utilities – (continued)

Genesis Energy Ltd.	13,838	$23,990

HK Electric Investments & HK Electric Investments Ltd.(b)	500	516

Hokkaido Electric Power Co., Inc.(a)	110,800	427,927

Hokuriku Electric Power Co.	9,300	63,139

Hydro One Ltd.(a) (b)	10,089	183,337

Iberdrola SA	121,799	1,219,335

Infratil Ltd.	42,865	121,650

Kansai Electric Power Co., Inc. (The)	32,600	336,868

Kyushu Electric Power Co., Inc.	17,100	136,403

Mercury NZ Ltd.	17,270	48,639

Okinawa Electric Power Co., Inc. (The)(a)	32,115	591,936

Orsted A/S(b)	3,990	403,297

Power Assets Holdings Ltd.	17,000	113,701

Red Electrica Corp. SA	9,621	169,186

Romande Energie Holding SA (Registered)	76	82,681

Shikoku Electric Power Co., Inc.(a)	8,600	66,912

Spark Infrastructure Group	1,230	1,522

SSE plc	25,926	408,772

Terna Rete Elettrica Nazionale SpA	29,768	186,500

Tohoku Electric Power Co., Inc.	16,800	159,147

Tokyo Electric Power Co. Holdings, Inc.*	34,200	116,095

Trustpower Ltd.	5,123	20,544

Verbund AG	1,385	62,743
		9,194,629

Electrical Equipment – 1.0%

ABB Ltd. (Registered)	37,262	707,482

Ballard Power Systems, Inc.*	1,824	18,582

Fagerhult AB	4,207	16,368

Fuji Electric Co. Ltd.	4,800	116,437

Fujikura Ltd.	4,700	14,021

Futaba Corp.	3,400	32,113

Huber + Suhner AG (Registered)	867	55,605

Johnson Electric Holdings Ltd.(a)	228,000	385,277

Legrand SA	6,441	434,013

See Accompanying Notes to the Financial Statements.

124	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electrical Equipment – (continued)

Mabuchi Motor Co. Ltd.(a)	2,000	$62,655

Melrose Industries plc	92,397	116,289

Mitsubishi Electric Corp.	36,100	452,537

NEL ASA*	12,688	15,674

Nexans SA	15,618	555,958

Nidec Corp.	11,510	676,597

Nippon Carbon Co. Ltd.(a)	5,800	180,343

Nissin Electric Co. Ltd.(a)	1,200	11,368

Nitto Kogyo Corp.	1,800	30,770

Nordex SE*	3,040	24,623

OSRAM Licht AG*	2,567	106,561

Prysmian SpA	7,072	132,998

Schneider Electric SE* (a)	12,255	1,120,275

Siemens Gamesa Renewable Energy SA	6,044	89,833

Signify NV(b)	4,218	86,001

Somfy SA	275	23,012

TKH Group NV, CVA	2,194	77,139

Ushio, Inc.	5,900	63,119

Vestas Wind Systems A/S	4,902	421,920
		6,027,570

Electronic Equipment, Instruments & Components – 2.0%

Alps Alpine Co. Ltd.	5,348	56,163

ALSO Holding AG (Registered)*	536	110,404

Amano Corp.	2,600	53,831

Anritsu Corp.	500	10,240

Azbil Corp.	3,000	79,787

Barco NV	440	70,362

Canon Electronics, Inc.	13,200	196,516

Canon Marketing Japan, Inc.	3,700	72,453

Carel Industries SpA(a) (b)	4,028	60,001

Celestica, Inc.*	64,695	404,766

Citizen Watch Co. Ltd.	9,200	32,951

Comet Holding AG (Registered)	352	47,120

CONEXIO Corp.	13,600	185,683

Daiwabo Holdings Co. Ltd.(a)	11,400	713,200

Datalogic SpA	535	7,372

Electrocomponents plc	17,215	125,508

Evertz Technologies Ltd.	1,712	18,587

FIH Mobile Ltd.* (a)	228,000	25,881

Fingerprint Cards AB, Class B*	10,108	16,056

Investments	Shares	Value

Electronic Equipment, Instruments & Components – (continued)

Halma plc	10,545	$277,990

Hamamatsu Photonics KK	3,400	150,390

Hexagon AB, Class B*	4,959	247,310

Hirose Electric Co. Ltd.	782	86,804

Hitachi Ltd.	34,200	1,036,538

Horiba Ltd.	800	43,092

Hosiden Corp.(a)	34,200	297,433

Inficon Holding AG (Registered)	110	74,196

Ingenico Group SA	827	103,897

Iriso Electronics Co. Ltd.(a)	1,200	34,058

Japan Aviation Electronics Industry Ltd.	2,044	26,989

Japan Display, Inc.* (a)	72,000	29,625

Jenoptik AG	2,585	53,343

Kaga Electronics Co. Ltd.	10,300	189,654

Keyence Corp.	4,000	1,450,227

Koa Corp.	8,100	68,324

Kyocera Corp.	9,300	502,592

Lagercrantz Group AB, Class B	1,944	26,869

Landis+Gyr Group AG*	1,102	74,445

LEM Holding SA (Registered)	27	34,969

Macnica Fuji Electronics Holdings, Inc.	28,600	394,492

Meiko Electronics Co. Ltd.	11,600	153,387

Murata Manufacturing Co. Ltd.	14,600	821,783

Mycronic AB	3,001	50,451

Nichicon Corp.	7,600	50,745

Nippon Ceramic Co. Ltd.	900	16,883

Nippon Signal Co. Ltd.	30,000	283,069

Nohmi Bosai Ltd.	2,500	51,082

Oki Electric Industry Co. Ltd.	51,300	500,839

Omron Corp.	6,000	356,852

Optex Group Co. Ltd.	1,000	11,549

Renishaw plc	1,617	71,876

Restar Holdings Corp.	17,100	279,683

Shimadzu Corp.(a)	7,000	175,761

Siix Corp.	2,028	16,841

Smart Metering Systems plc	8,300	62,606

Spectris plc	3,026	101,795

Taiyo Yuden Co. Ltd.(a)	2,500	70,837

Tamura Corp.	8,000	33,366

TDK Corp.	2,900	254,379

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	125

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

Topcon Corp.(a)	2,200	$18,372

V Technology Co. Ltd.(a)	6,400	225,034

Venture Corp. Ltd.	4,500	50,668

VSTECS Holdings Ltd.(a)	460,000	213,613

Yokogawa Electric Corp.	1,600	22,144
		11,383,733

Energy Equipment & Services – 0.3%

Borr Drilling Ltd.* (a)	51,654	36,645

BW Offshore Ltd.*	18,696	53,054

CGG SA*	52,560	66,204

Enerflex Ltd.(a)	48,109	181,844

Fugro NV, CVA*	3,648	13,585

Hunting plc	21,556	49,594

John Wood Group plc	37,276	95,259

Ocean Yield ASA(a)	30,348	79,140

Odfjell Drilling Ltd.*	43,397	36,095

Pason Systems, Inc.	2,356	12,841

Petrofac Ltd.(a)	170,202	422,713

PGS ASA*	62,000	22,417

Saipem SpA*	8,562	21,954

SBM Offshore NV	5,113	64,711

ShawCor Ltd.(a)	1,520	2,232

Subsea 7 SA*	26	144

TechnipFMC plc	12,026	107,152

Tecnicas Reunidas SA*	1,324	20,273

Tenaris SA	6,336	44,373

TGS NOPEC Geophysical Co. ASA	1,140	17,564

Vallourec SA* (a)	178,467	212,188

Worley Ltd.(a)	15,811	93,163
		1,653,145

Entertainment – 0.6%

Akatsuki, Inc.	5,700	217,744

Avex, Inc.	22,800	175,048

Bollore SA	12,858	34,110

Capcom Co. Ltd.	2,600	80,114

Cineplex, Inc.	6,480	77,632

Cineworld Group plc	49,077	40,522

CTS Eventim AG & Co. KGaA	1,375	57,139

Investments	Shares	Value

Entertainment – (continued)

Daiichikosho Co. Ltd.	1,100	$33,534

DeNA Co. Ltd.	4,000	49,563

EVENT Hospitality and Entertainment Ltd.	2,282	11,504

IGG, Inc.(a)	399,000	253,224

Kinepolis Group NV	1,030	38,752

Koei Tecmo Holdings Co. Ltd.(a)	1,728	46,070

Konami Holdings Corp.	2,200	70,052

Modern Times Group MTG AB, Class B* (a)	42,434	429,675

Nexon Co. Ltd.	9,800	159,828

Nintendo Co. Ltd.	2,500	1,043,859

Paradox Interactive AB	952	18,519

Shochiku Co. Ltd.(a)	300	33,020

Square Enix Holdings Co. Ltd.	1,800	74,148

Toei Animation Co. Ltd.	900	44,607

Toho Co. Ltd.	4,100	135,727

Ubisoft Entertainment SA*	2,066	153,696

Vivendi SA(a)	19,437	419,507
		3,697,594

Equity Real Estate Investment Trusts (REITs) – 2.4%

Abacus Property Group(a)	55,680	92,228

Activia Properties, Inc.	15	44,466

Advance Residence Investment Corp.	18	55,379

Aedifica SA	1,526	147,587

AEON REIT Investment Corp.	29	29,180

ALE Property Group(a)	9,405	25,861

Allied Properties REIT	4,180	134,102

alstria office REIT-AG	6,756	101,156

Altarea SCA	129	15,768

Argosy Property Ltd.	64,665	42,289

Artis REIT(a)	48,963	308,101

Ascendas REIT	84,480	178,238

Ascott Residence Trust	42,764	27,189

Assura plc	57,957	55,778

Aventus Group	20,697	23,171

Befimmo SA	657	29,324

Big Yellow Group plc	7,866	106,361

British Land Co. plc (The)	16,528	84,349

BWP Trust	12,444	28,759

See Accompanying Notes to the Financial Statements.

126	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Canadian Apartment Properties REIT	3,021	$104,184

CapitaLand Commercial Trust	15,200	17,384

CapitaLand Mall Trust	26,100	35,042

CapitaLand Retail China Trust	73,733	70,711

CDL Hospitality Trusts	36,800	25,488

Champion REIT(a)	68,000	40,174

Charter Hall Group	16,271	81,493

Charter Hall Long Wale REIT	3,602	10,565

Charter Hall Retail REIT	25,935	53,825

Charter Hall Social Infrastructure REIT(a)	31	50

Choice Properties REIT(a)	6,432	58,441

Cofinimmo SA	491	68,300

Comforia Residential REIT, Inc.	34	101,903

Cominar REIT(a)	46,854	286,397

Covivio(a)	1,425	89,200

Cromwell Property Group(a)	48,403	24,876

Daiwa House REIT Investment Corp.	42	102,315

Daiwa Securities Living Investments Corp.	26	22,004

Derwent London plc	3,591	140,687

Dexus	29,184	175,018

Dream Industrial REIT(a)	32,148	235,622

Dream Office REIT	3,966	62,019

ESR-REIT	72,000	17,390

Eurocommercial Properties NV, CVA	24,054	267,152

Far East Hospitality Trust	53,976	19,939

First Capital REIT	5,244	54,179

Fortune REIT	48,000	44,952

Frasers Centrepoint Trust	25,775	39,000

Frasers Hospitality Trust	39,200	13,784

Frasers Logistics & Industrial Trust(b)	155,339	116,971

Frontier Real Estate Investment Corp.	12	34,114

Fukuoka REIT Corp.	26	26,429

GCP Student Living plc	218,880	371,609

GDI Property Group	9,440	6,458

Gecina SA	1,311	171,020

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Global One Real Estate Investment Corp.	48	$41,341

GLP J-REIT	74	95,982

Goodman Group	38,931	335,169

Goodman Property Trust	19,085	26,551

GPT Group (The)	53,637	148,541

Granite REIT(a)	1,072	49,087

Growthpoint Properties Australia Ltd.	19,121	38,682

Hamborner REIT AG	6,058	54,489

Hammerson plc	28,983	25,802

Hankyu Hanshin REIT, Inc.	26	28,374

Heiwa Real Estate REIT, Inc.	87	77,697

Hibernia REIT plc	40,755	52,674

Hoshino Resorts REIT, Inc.	24	83,041

Hulic Reit, Inc.	23	26,047

ICADE	1,235	94,892

Ichigo Office REIT Investment Corp.(a)	40	25,586

Industrial & Infrastructure Fund Investment Corp.	69	96,788

Inmobiliaria Colonial Socimi SA	7,185	69,254

InterRent REIT	1,947	20,368

Intu Properties plc* (a)	580,203	40,617

Invincible Investment Corp.	121	31,649

Japan Hotel REIT Investment Corp.	77	25,922

Japan Logistics Fund, Inc.	19	45,112

Japan Prime Realty Investment Corp.	25	69,902

Japan Real Estate Investment Corp.	24	131,070

Japan Retail Fund Investment Corp.	52	57,575

Kenedix Office Investment Corp.(a)	9	45,364

Kenedix Residential Next Investment Corp.	34	54,179

Kenedix Retail REIT Corp.	31	49,369

Keppel DC REIT	47,500	79,296

Keppel Pacific Oak US REIT(b)	336,300	215,232

Keppel REIT	80,733	60,792

Killam Apartment REIT	8,192	98,673

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	127

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Kiwi Property Group Ltd.	3,973	$2,365

Klepierre SA	5,598	113,157

Land Securities Group plc	13,636	113,862

Lar Espana Real Estate Socimi SA	29,526	121,113

LaSalle Logiport REIT	44	62,419

Link REIT	44,701	401,322

LondonMetric Property plc(a)	63,612	155,820

LXI REIT plc(a) (b)	271,890	364,211

Mapletree Commercial Trust	34,368	47,852

Mapletree Industrial Trust	33,416	60,532

Mapletree Logistics Trust	73,207	93,608

Mapletree North Asia Commercial Trust(b)	49,500	33,230

MCUBS MidCity Investment Corp.	43	30,199

Mercialys SA	14,934	116,300

Merlin Properties Socimi SA	10,940	101,373

Mirai Corp.(a)	304	104,190

Mirvac Group	102,429	150,215

Mitsubishi Estate Logistics REIT Investment Corp.(a)	171	561,285

Mori Hills REIT Investment Corp.	16	20,753

Mori Trust Hotel Reit, Inc.	171	134,325

National Storage REIT	70,798	80,420

NewRiver REIT plc	166,269	140,724

Nippon Accommodations Fund, Inc.	8	48,179

Nippon Building Fund, Inc.	17	102,221

Nippon Prologis REIT, Inc.	41	113,336

NIPPON REIT Investment Corp.	23	69,580

Nomura Real Estate Master Fund, Inc.	121	139,857

Northview Apartment REIT(a)	15,732	398,694

One REIT, Inc.(a)	14	30,989

Orix JREIT, Inc.	49	59,431

OUE Commercial REIT	82,177	23,643

Parkway Life REIT	12,500	29,303

Precinct Properties New Zealand Ltd.	22,735	22,302

Premier Investment Corp.	67	67,793

Primary Health Properties plc	61,429	119,325

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Property for Industry Ltd.	25,906	$34,682

Regal REIT	193,000	34,854

Reit 1 Ltd.	8,804	44,135

Retail Estates NV	694	37,513

Safestore Holdings plc	12,195	110,598

Scentre Group	91,884	140,165

Secure Income REIT plc	14,030	48,666

Segro plc	24,738	258,862

Sekisui House Reit, Inc.	55	33,946

Shaftesbury plc	4,480	33,905

Shopping Centres Australasia Property Group	54,215	79,153

Societe Fonciere Lyonnaise SA	516	38,432

SPH REIT	44,800	25,937

Star Asia Investment Corp.(a)	78	62,876

Starhill Global REIT	72,900	25,893

Stockland	54,460	102,686

Summit Industrial Income REIT(a)	32,433	242,381

Sunlight REIT	55,000	28,308

Suntec REIT	134,000	133,267

Tokyu REIT, Inc.	21	28,279

Tritax Big Box REIT plc	47,975	72,979

Unibail-Rodamco-Westfield	2,394	140,862

Unibail-Rodamco-Westfield, CHDI	5	16

UNITE Group plc (The)	9,194	101,530

United Urban Investment Corp.	84	85,465

Vicinity Centres	33,192	32,379

Vital Healthcare Property Trust(a)	44,355	65,812

Warehouses De Pauw CVA, CVA*	4,535	124,180

Wereldhave NV	20,976	183,800

Workspace Group plc	8,954	88,207
		13,586,794

Food & Staples Retailing – 1.7%

Aeon Co. Ltd.	18,613	377,969

Ain Holdings, Inc.(a)	800	45,112

Alimentation Couche-Tard, Inc.	608	17,225

Alimentation Couche-Tard, Inc., Class B	16,074	449,486

Arcs Co. Ltd.	31,318	593,646

Axfood AB	3,184	67,545

See Accompanying Notes to the Financial Statements.

128	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food & Staples Retailing – (continued)

Belc Co. Ltd.	800	$47,206

Carrefour SA	10,046	148,491

Casino Guichard Perrachon SA(a)	2,142	80,308

Cawachi Ltd.	1,000	23,771

Coles Group Ltd.	18,753	190,425

Colruyt SA	1,044	62,458

Cosmos Pharmaceutical Corp.	100	26,886

Create SD Holdings Co. Ltd.	2,000	57,325

Daikokutenbussan Co. Ltd.	400	16,533

Dairy Farm International Holdings Ltd.	7,600	36,404

Distribuidora Internacional de Alimentacion SA* (a)	1,243,683	178,449

Empire Co. Ltd., Class A	1,666	36,860

FamilyMart Co. Ltd.	3,748	64,245

George Weston Ltd.	1,920	136,492

Heiwado Co. Ltd.	24,000	413,410

ICA Gruppen AB(a)	2,552	111,359

Inageya Co. Ltd.	2,398	38,862

Itochu-Shokuhin Co. Ltd.	400	17,693

J Sainsbury plc(a)	75,411	188,432

Jeronimo Martins SGPS SA	988	16,681

Kato Sangyo Co. Ltd.	1,400	47,590

Kesko OYJ, Class A	2,248	36,441

Kesko OYJ, Class B	9,272	150,811

Kobe Bussan Co. Ltd.	1,600	77,505

Koninklijke Ahold Delhaize NV	38,874	943,544

Kusuri no Aoki Holdings Co. Ltd.	600	47,188

Life Corp.	17,100	532,501

Loblaw Cos. Ltd.	3,420	168,667

MARR SpA	1,155	15,130

Matsumotokiyoshi Holdings Co. Ltd.	3,600	124,898

Maxvalu Tokai Co. Ltd.	7,600	158,773

Metcash Ltd.(a)	43,474	70,871

METRO AG	9,348	81,174

Metro, Inc.	5,871	242,077

Nihon Chouzai Co. Ltd.	6,800	113,890

North West Co., Inc. (The)	95	1,799

Olam International Ltd.	35,100	37,401

Qol Holdings Co. Ltd.	1,500	16,847

Investments	Shares	Value

Food & Staples Retailing – (continued)

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	243	$15,927

Seven & i Holdings Co. Ltd.	17,400	578,129

Sheng Siong Group Ltd.	51,500	54,145

Shufersal Ltd.	3,578	23,071

Sligro Food Group NV	1,155	17,939

Sonae SGPS SA(a)	76,391	59,909

Sugi Holdings Co. Ltd.	800	48,328

Sundrug Co. Ltd.	1,600	55,286

Tesco plc	180,519	535,317

Tsuruha Holdings, Inc.	900	121,027

United Super Markets Holdings, Inc.	2,000	19,769

Valor Holdings Co. Ltd.	25,600	480,232

Welcia Holdings Co. Ltd.	1,800	130,621

Wm Morrison Supermarkets plc	72,447	167,227

Woolworths Group Ltd.	24,966	584,342

Yaoko Co. Ltd.(a)	1,800	112,106

Yokohama Reito Co. Ltd.	28,600	243,649
		9,557,404

Food Products – 3.0%

a2 Milk Co. Ltd.*	17,120	207,336

AAK AB	5,004	82,203

Agrana Beteiligungs AG	4,821	88,817

Ajinomoto Co., Inc.	9,200	164,840

Ariake Japan Co. Ltd.	800	46,683

Aryzta AG* (a)	598,815	241,474

Associated British Foods plc	5,358	127,901

Austevoll Seafood ASA	8,913	69,729

Bakkafrost P/F	1,281	63,489

Bakkavor Group plc(b)	80,427	70,911

Barry Callebaut AG (Registered)	38	74,492

Bega Cheese Ltd.(a)	7,095	22,482

Bell Food Group AG (Registered)	320	81,728

Bonduelle SCA	10,476	229,487

Bumitama Agri Ltd.	121,600	36,712

Calbee, Inc.	3,200	97,704

Chocoladefabriken Lindt & Spruengli AG	43	335,259

Chocoladefabriken Lindt & Spruengli AG (Registered)	4	334,870

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	129

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

Costa Group Holdings Ltd.	13,860	$26,224

Cranswick plc(a)	2,319	108,754

Danone SA	12,554	869,850

DyDo Group Holdings, Inc.(a)	500	19,849

Ebro Foods SA	1,618	34,381

Elders Ltd.	73,359	416,404

Emmi AG (Registered)	41	37,680

First Resources Ltd.	5,100	4,565

Freedom Foods Group Ltd.(a)	4,368	12,383

Fuji Oil Holdings, Inc.	3,400	79,933

Fujicco Co. Ltd.	2,000	36,265

Fujiya Co. Ltd.	400	7,578

Glanbia plc	7,586	80,431

Golden Agri-Resources Ltd.*	220,400	24,425

GrainCorp Ltd., Class A* (a)	10,837	25,116

Greencore Group plc	27,840	63,981

Grieg Seafood ASA	5,037	49,584

House Foods Group, Inc.	2,400	75,859

Inghams Group Ltd.(a)	24,494	56,127

Itoham Yonekyu Holdings, Inc.	6,500	38,051

Japfa Ltd.*	409,420	165,781

J-Oil Mills, Inc.	5,700	219,077

Kagome Co. Ltd.	900	23,086

Kameda Seika Co. Ltd.	900	43,512

Kerry Group plc, Class A	3,534	405,272

Kikkoman Corp.(a)	4,000	186,281

Kotobuki Spirits Co. Ltd.	1,000	39,884

LDC SA(a)	2,241	238,093

Leroy Seafood Group ASA	11,649	62,032

Lotus Bakeries NV	13	39,442

Maple Leaf Foods, Inc.	1,946	36,049

Maruha Nichiro Corp.	4,400	93,156

Mehadrin Ltd.*	1	43

MEIJI Holdings Co. Ltd.	3,800	265,451

Mitsui Sugar Co. Ltd.	8,600	172,748

Morinaga & Co. Ltd.	1,100	45,621

Morinaga Milk Industry Co. Ltd.(a)	1,200	46,907

Mowi ASA	12,255	210,455

Nestle SA (Registered)	60,563	6,394,208

Nichirei Corp.	3,500	87,913

Investments	Shares	Value

Food Products – (continued)

Nippon Flour Mills Co. Ltd.	7,000	$110,955

Nippon Suisan Kaisha Ltd.	16,000	71,819

Nisshin Oillio Group Ltd. (The)	1,100	36,363

Nisshin Seifun Group, Inc.	7,090	111,520

Nissin Foods Holdings Co. Ltd.	1,500	124,001

Norway Royal Salmon ASA	2,624	53,355

Orkla ASA	17,867	162,139

Premium Brands Holdings Corp.	1,100	66,478

Riken Vitamin Co. Ltd.	17,500	339,903

S Foods, Inc.(a)	10,200	218,718

S&B Foods, Inc.	5,700	211,881

Sakata Seed Corp.	2,800	91,514

Salmar ASA	1,908	74,680

Saputo, Inc.	4,455	112,261

Savencia SA	2,223	131,482

Scandi Standard AB	30,039	198,062

Schouw & Co. A/S	1,160	83,202

Showa Sangyo Co. Ltd.(a)	17,100	514,911

Strauss Group Ltd.	952	27,099

Suedzucker AG	1,979	26,163

Synlait Milk Ltd.* (a)	1,760	7,449

Tassal Group Ltd.	37,680	93,002

Tate & Lyle plc	3,262	29,304

Toyo Suisan Kaisha Ltd.	2,800	135,110

Vilmorin & Cie SA	4,779	191,057

Viscofan SA(a)	825	52,817

Vitasoy International Holdings Ltd.(a)	16,000	57,583

WH Group Ltd.(b)	199,500	192,491

Wilmar International Ltd.	96,900	245,743

Yakult Honsha Co. Ltd.	4,300	252,125

Yamazaki Baking Co. Ltd.	2,900	51,499
		17,293,254

Gas Utilities – 0.6%

AltaGas Ltd.	11,723	140,445

APA Group	21,147	151,187

Enagas SA	6,899	160,877

Hong Kong & China Gas Co. Ltd.	181,848	325,116

Italgas SpA	24,947	139,491

Naturgy Energy Group SA(a)	8,835	155,896

Nippon Gas Co. Ltd.	2,000	66,208

See Accompanying Notes to the Financial Statements.

130	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Gas Utilities – (continued)

Osaka Gas Co. Ltd.	11,700	$218,715

Rubis SCA	2,773	124,407

Saibu Gas Co. Ltd.(a)	20,700	516,653

Shizuoka Gas Co. Ltd.	34,200	308,947

Snam SpA	30,667	137,314

Superior Plus Corp.(a)	97,367	692,599

Toho Gas Co. Ltd.	2,000	98,378

Tokyo Gas Co. Ltd.	7,600	167,586
		3,403,819

Health Care Equipment & Supplies – 1.3%

Alcon, Inc.*	10,146	535,499

Ambu A/S, Class B	3,923	123,036

Ansell Ltd.	6,098	113,982

Arjo AB, Class B	4,131	20,555

Asahi Intecc Co. Ltd.	3,200	85,675

BioMerieux	825	102,381

Carl Zeiss Meditec AG	715	70,443

Cochlear Ltd.	928	112,095

Coloplast A/S, Class B	2,793	441,670

ConvaTec Group plc(b)	5,396	14,457

CYBERDYNE, Inc.* (a)	4,500	18,221

Demant A/S*	2,796	66,814

DiaSorin SpA	293	49,839

Draegerwerk AG & Co. KGaA (Preference)	860	71,871

Eiken Chemical Co. Ltd.	1,600	28,174

Elekta AB, Class B(a)	6,069	56,159

Fisher & Paykel Healthcare Corp. Ltd.	12,815	216,551

Fukuda Denshi Co. Ltd.	5,700	406,172

Getinge AB, Class B	608	11,709

GN Store Nord A/S	3,824	174,787

Hogy Medical Co. Ltd.	1,200	37,593

Hoya Corp.	8,500	784,224

Koninklijke Philips NV	18,411	800,876

Mani, Inc.(a)	3,900	87,566

Menicon Co. Ltd.(a)	1,600	70,323

Nagaileben Co. Ltd.	1,500	36,765

Nakanishi, Inc.	5,100	70,347

Nanosonics Ltd.*	16,777	75,899

Nihon Kohden Corp.	2,300	82,915

Investments	Shares	Value

Health Care Equipment & Supplies – (continued)

Nipro Corp.	5,200	$58,791

Olympus Corp.	27,200	438,898

Paramount Bed Holdings Co. Ltd.	800	33,366

PolyNovo Ltd.* (a)	11,324	16,088

Sartorius AG (Preference)	838	235,707

Sectra AB, Class B*	1,654	71,124

Siemens Healthineers AG(b)	3,645	160,493

Smith & Nephew plc	20,007	393,174

Sonova Holding AG (Registered)	1,083	195,583

Straumann Holding AG (Registered)	219	166,187

Sysmex Corp.	4,200	292,215

Terumo Corp.	14,400	481,010

Ypsomed Holding AG (Registered)*	81	10,659
		7,319,893

Health Care Providers & Services – 0.5%

Alfresa Holdings Corp.	5,500	110,993

Ambea AB(b)	14,972	74,421

Amplifon SpA	3,837	87,878

As One Corp.	700	62,842

BML, Inc.	3,300	85,852

Chartwell Retirement Residences(a)	11,907	76,640

EBOS Group Ltd.	1,980	27,119

Evergrande Health Industry Group Ltd.*	125,000	95,939

Fagron	2,504	56,443

Fresenius Medical Care AG & Co. KGaA	3,534	277,381

Fresenius SE & Co. KGaA	7,353	319,170

Galenica AG* (b)	132	9,444

Healius Ltd.(a)	27,458	46,560

Japan Lifeline Co. Ltd.	3,000	35,769

Korian SA(a)	2,092	70,299

Mediclinic International plc	22,600	73,946

Medipal Holdings Corp.	700	13,707

Metlifecare Ltd.	84,132	217,483

NichiiGakkan Co. Ltd.	2,400	24,508

NMC Health plc(d)	2,074	131

Orpea	1,118	124,291

Raffles Medical Group Ltd.	4,124	2,549

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	131

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Providers & Services – (continued)

Ramsay Health Care Ltd.	2,640	$108,216

RHOEN-KLINIKUM AG	579	11,529

Ryman Healthcare Ltd.(a)	13,156	98,292

Ship Healthcare Holdings, Inc.	900	41,072

Sienna Senior Living, Inc.	2,835	27,045

Sonic Healthcare Ltd.	12,262	218,279

Summerset Group Holdings Ltd.	11,425	42,997

Suzuken Co. Ltd.	3,380	131,489

Toho Holdings Co. Ltd.	4,200	88,018

Town Health International Medical Group Ltd.‡ (a) (d)	398,000	–

UDG Healthcare plc	11,405	90,342

Vital KSK Holdings, Inc.(a)	23,200	235,612
		2,986,256

Health Care Technology – 0.1%

CompuGroup Medical SE	624	47,467

Craneware plc	608	14,724

M3, Inc.	8,100	294,656
		356,847

Hotels, Restaurants & Leisure – 1.7%

Accor SA(a)	5,415	150,174

Aeon Fantasy Co. Ltd.(a)	500	7,925

Arcland Service Holdings Co. Ltd.(a)	1,400	22,126

Aristocrat Leisure Ltd.	11,571	193,100

Atom Corp.(a)	5,800	45,940

Autogrill SpA	6,257	32,320

Basic-Fit NV* (b)	3,008	60,556

Betsson AB*	73,986	419,652

Carnival plc	6,441	89,002

Colowide Co. Ltd.(a)	3,500	49,030

Compass Group plc	31,635	533,102

Corporate Travel Management Ltd.(a)	3,366	27,987

Create Restaurants Holdings, Inc.	4,400	24,811

Crown Resorts Ltd.	11,014	71,315

Dalata Hotel Group plc	16,255	52,878

Domino’s Pizza Enterprises Ltd.(a)	1,460	55,488

Domino’s Pizza Group plc	15,345	66,621

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

Doutor Nichires Holdings Co. Ltd.	2,700	$41,434

Evolution Gaming Group AB(b)	3,147	143,347

Flight Centre Travel Group Ltd.	3,119	22,442

Flutter Entertainment plc	2,427	298,476

Flutter Entertainment plc – XDUB(a)	102	12,479

Fuji Kyuko Co. Ltd.(a)	1,000	29,317

Galaxy Entertainment Group Ltd.	67,000	436,016

Gamesys Group plc*	50,901	563,069

Genting Hong Kong Ltd.*	1,601,000	115,650

Genting Singapore Ltd.	144,000	80,301

GL Ltd.	188,600	77,037

Great Canadian Gaming Corp.*	2,860	55,822

Greggs plc	5,951	137,515

GVC Holdings plc	16,074	152,873

Hiday Hidaka Corp.	2,191	34,422

HIS Co. Ltd.(a)	800	10,780

Hongkong & Shanghai Hotels Ltd. (The)(a)	24,000	21,919

Ichibanya Co. Ltd.	1,000	42,035

InterContinental Hotels Group plc	4,332	197,147

J D Wetherspoon plc	3,795	45,236

Kisoji Co. Ltd.	1,700	37,693

KOMEDA Holdings Co. Ltd.	1,200	18,437

Kyoritsu Maintenance Co. Ltd.	1,600	39,486

Mandarin Oriental International Ltd.	8,000	11,200

Marston’s plc	439,983	209,558

McDonald’s Holdings Co. Japan Ltd.	1,100	54,313

Melco International Development Ltd.	21,000	39,549

Melia Hotels International SA(a)	58,026	266,299

MGM China Holdings Ltd.(a)	32,400	40,540

Miramar Hotel & Investment	171,000	315,868

Mitchells & Butlers plc*	138,111	309,042

MOS Food Services, Inc.	2,100	53,416

NagaCorp Ltd.	116,000	137,362

Ohsho Food Service Corp.(a)	1,504	81,294

Oriental Land Co. Ltd.	5,200	665,227

See Accompanying Notes to the Financial Statements.

132	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – (continued)

Pandox AB*	5,720	$60,437

Playtech plc	180,804	532,285

Plenus Co. Ltd.	1,000	16,608

Rank Group plc	17,448	35,829

Restaurant Brands International, Inc.(a)	5,244	256,357

Restaurant Brands New Zealand Ltd.*	1,154	8,544

Restaurant Group plc (The)	310,707	211,436

Ringer Hut Co. Ltd.(a)	1,700	34,577

Round One Corp.	5,100	42,399

Royal Holdings Co. Ltd.	1,600	26,708

Saizeriya Co. Ltd.	1,800	36,258

Sands China Ltd.	50,800	209,036

Scandic Hotels Group AB(a) (b)	44,460	203,018

Shangri-La Asia Ltd.	32,000	26,335

SJM Holdings Ltd.	76,000	75,291

SkiStar AB	2,828	26,261

Skylark Holdings Co. Ltd.(a)	3,700	55,430

Sodexo SA	2,344	186,135

SSP Group plc	17,726	62,694

St Marc Holdings Co. Ltd.	1,400	23,605

Star Entertainment Grp Ltd. (The)(a)	38,963	77,293

Stars Group, Inc. (The)*	6,869	192,032

Tabcorp Holdings Ltd.	39,123	82,477

Tokyo Dome Corp.	7,000	51,845

Toridoll Holdings Corp.(a)	3,200	37,107

Tosho Co. Ltd.	800	7,354

TUI AG, DI	15,162	60,529

Whitbread plc	3,534	132,837

William Hill plc	38,994	56,120

Wynn Macau Ltd.	50,400	88,417

Yoshinoya Holdings Co. Ltd.(a)	4,900	102,733

Zensho Holdings Co. Ltd.(a)	3,600	71,909
		9,788,524

Household Durables – 1.9%

Barratt Developments plc	37,563	245,903

Bellway plc	4,030	135,367

Berkeley Group Holdings plc	4,410	232,682

Bonava AB, Class B	44,525	217,264

Investments	Shares	Value

Household Durables – (continued)

Breville Group Ltd.	4,514	$51,895

Cairn Homes plc	53,277	49,484

Casio Computer Co. Ltd.	3,600	57,568

Countryside Properties plc(b)	272,460	1,392,540

Crest Nicholson Holdings plc(a)	153,387	496,843

De’ Longhi SpA(a)	2,352	42,481

Electrolux AB, Series B	7,237	99,917

ES-Con Japan Ltd.(a)	23,200	159,678

Fiskars OYJ Abp	574	6,614

Forbo Holding AG (Registered)	24	32,177

Fujitsu General Ltd.	2,100	35,250

Haseko Corp.(a)	14,900	164,696

Husqvarna AB, Class B	10,433	63,193

Iida Group Holdings Co. Ltd.	5,900	79,395

JM AB	1,842	34,201

Kaufman & Broad SA	9,861	355,885

Man Wah Holdings Ltd.	54,400	31,367

McCarthy & Stone plc(b)	41,312	36,893

Nagawa Co. Ltd.	500	34,834

Neinor Homes SA* (a) (b)	28,899	253,225

Nikon Corp.	11,800	111,120

Nobia AB	69,141	259,654

Panasonic Corp.	85,500	661,069

Persimmon plc	9,633	267,920

Pressance Corp.(a)	20,200	211,001

Redrow plc	9,122	53,066

Rinnai Corp.	100	7,640

Sangetsu Corp.	2,256	34,008

SEB SA	560	67,348

Sekisui Chemical Co. Ltd.	9,800	125,553

Sekisui House Ltd.	20,500	356,284

Sharp Corp.* (a)	6,700	75,123

Sony Corp.	27,600	1,789,154

Starts Corp., Inc.	22,800	446,683

Sumitomo Forestry Co. Ltd.	7,700	97,065

Tama Home Co. Ltd.(a)	7,600	89,550

Taylor Wimpey plc	92,055	170,745

Token Corp.(a)	5,500	380,605

TomTom NV*	5,853	46,158

Vistry Group plc	124,666	1,270,559

Zojirushi Corp.(a)	1,300	19,135
		10,848,792

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	133

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Products – 0.5%

Earth Corp.	600	$35,068

Essity AB, Class A*	3,889	126,618

Essity AB, Class B*	9,477	308,067

Henkel AG & Co. KGaA	2,188	170,392

Henkel AG & Co. KGaA (Preference)	2,964	263,094

Lion Corp.	7,600	159,981

Pigeon Corp.	2,400	86,071

PZ Cussons plc(a)	28,228	66,582

Reckitt Benckiser Group plc	14,877	1,244,127

Unicharm Corp.	6,500	240,099
		2,700,099

Independent Power and Renewable Electricity Producers – 0.2%

Boralex, Inc., Class A	2,081	40,378

ContourGlobal plc(b)	21,886	44,722

Drax Group plc	242,535	638,764

EDP Renovaveis SA	26	319

Electric Power Development Co. Ltd.	8,300	167,653

Encavis AG	3,696	45,421

ERG SpA	2,090	37,542

Innergex Renewable Energy, Inc.(a)	559	7,518

Meridian Energy Ltd.	28,875	79,987

Northland Power, Inc.(a)	2,116	45,506

Renewables Infrastructure Group Ltd. (The)	57,144	88,801

Scatec Solar ASA(b)	988	14,473

TransAlta Corp.	3,496	20,614

Uniper SE	6,042	162,136
		1,393,834

Industrial Conglomerates – 0.8%

CK Hutchison Holdings Ltd.	105,856	783,780

DCC plc	2,080	148,444

Guoco Group Ltd.	4,000	56,344

Indus Holding AG	9,430	290,236

Investment AB Latour, Class B	6,498	97,531

Italmobiliare SpA	245	7,326

Jardine Matheson Holdings Ltd.	5,700	250,572

Investments	Shares	Value

Industrial Conglomerates – (continued)

Jardine Strategic Holdings Ltd.	6,600	$142,230

Keppel Corp. Ltd.	30,500	129,566

Lifco AB, Class B	2,000	95,462

Mie Kotsu Group Holdings, Inc.	40,600	183,381

Nisshinbo Holdings, Inc.(a)	7,800	55,363

Nolato AB, Class B	710	37,291

NWS Holdings Ltd.	53,401	55,658

Rheinmetall AG	1,254	84,910

Sembcorp Industries Ltd.	17,200	19,794

Shun Tak Holdings Ltd.	1,140,000	399,982

Siemens AG (Registered)	17,385	1,612,459

Smiths Group plc	9,861	154,295

TOKAI Holdings Corp.	13,795	126,036

Toshiba Corp.	5,700	143,226
		4,873,886

Insurance – 4.5%

Admiral Group plc	6,099	179,246

Aegon NV	41,328	106,376

Ageas	7,182	258,413

AIA Group Ltd.	253,200	2,349,964

Allianz SE (Registered)	15,390	2,846,754

Alm Brand A/S	8,488	66,552

ASR Nederland NV	6,163	165,721

Assicurazioni Generali SpA	41,382	589,914

AUB Group Ltd.	2,255	17,229

Aviva plc	153,558	468,343

AXA SA	68,229	1,210,347

Baloise Holding AG (Registered)	2,166	324,288

Beazley plc	21,090	105,343

CBL Corp. Ltd.* ‡ (d)	102,937	—

Clal Insurance Enterprises Holdings Ltd.*	4,320	43,189

CNP Assurances*	6,555	67,669

Coface SA	59,337	348,356

Dai-ichi Life Holdings, Inc.	42,300	538,367

Direct Line Insurance Group plc	59,736	205,323

Fairfax Financial Holdings Ltd.	855	232,330

Gjensidige Forsikring ASA	945	16,737

Great Eastern Holdings Ltd.	6,800	90,428

Great-West Lifeco, Inc.	6,954	114,753

Grupo Catalana Occidente SA	2,102	40,705

Hannover Rueck SE	887	141,358

See Accompanying Notes to the Financial Statements.

134	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Harel Insurance Investments & Financial Services Ltd.	8,005	$51,777

Hastings Group Holdings plc(b)	216,984	499,489

Helvetia Holding AG (Registered)	1,265	115,798

Hiscox Ltd.	10,488	92,947

iA Financial Corp., Inc.	5,301	172,470

IDI Insurance Co. Ltd.	4,845	149,919

Insurance Australia Group Ltd.	41,154	155,734

Intact Financial Corp.	3,762	358,798

Japan Post Holdings Co. Ltd.	48,500	392,227

Just Group plc*	638,691	449,935

Lancashire Holdings Ltd.	16,074	124,083

Legal & General Group plc	197,735	510,299

Manulife Financial Corp.(a)	67,317	849,611

Mapfre SA	41,382	75,739

Medibank Pvt Ltd.	62,011	109,616

Menora Mivtachim Holdings Ltd.	17,044	229,813

Migdal Insurance & Financial Holdings Ltd.	90,400	58,315

MS&AD Insurance Group Holdings, Inc.	17,100	499,240

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,529	1,216,028

nib holdings Ltd.	11,260	36,270

NN Group NV	13,174	381,083

Phoenix Group Holdings plc	16,000	121,291

Phoenix Holdings Ltd. (The)*	13,484	71,249

Poste Italiane SpA(b)	13,434	114,065

Power Corp. of Canada(a)	16,767	268,716

Prudential plc	55,176	785,394

QBE Insurance Group Ltd.	20,349	112,575

RSA Insurance Group plc	27,873	126,989

Sabre Insurance Group plc(a) (b)	21,200	75,409

Sampo OYJ, Class A	8,553	283,291

SCOR SE	7,353	206,981

Societa Cattolica di Assicurazioni SC(a)	91,257	503,267

Sompo Holdings, Inc.	15,200	497,498

Sony Financial Holdings, Inc.	1,300	25,116

Steadfast Group Ltd.(a)	30,028	60,354

Investments	Shares	Value

Insurance – (continued)

Storebrand ASA	17,930	$90,180

Sun Life Financial, Inc.	20,235	695,066

Suncorp Group Ltd.	18,297	110,087

Swiss Life Holding AG (Registered)	1,197	424,032

Swiss Re AG(a)	10,431	752,861

T&D Holdings, Inc.	17,100	150,156

Talanx AG	3,690	131,677

Tokio Marine Holdings, Inc.	27,000	1,284,163

Topdanmark A/S	1,650	66,624

Tryg A/S	2,365	62,609

Unipol Gruppo SpA	6,080	20,937

UnipolSai Assicurazioni SpA(a)	27,841	68,429

UNIQA Insurance Group AG	4,884	32,846

Wuestenrot & Wuerttembergische AG	10,032	177,127

Yunfeng Financial Group Ltd.*	136,000	54,384

Zurich Insurance Group AG	5,302	1,688,136
		26,118,405

Interactive Media & Services – 0.2%

Auto Trader Group plc(b)	20,634	119,385

carsales.com Ltd.	634	5,890

Dip Corp.	1,400	30,767

Kakaku.com, Inc.	1,600	32,917

LIFULL Co. Ltd.	7,600	23,809

LINE Corp.*	900	44,354

New Work SE	159	37,878

REA Group Ltd.(a)	2,064	120,306

Rightmove plc	22,907	143,775

Scout24 AG(b)	2,584	168,966

Z Holdings Corp.	47,600	186,510
		914,557

Internet & Direct Marketing Retail – 0.4%

ASKUL Corp.	500	14,308

ASOS plc*	1,370	41,370

Belluna Co. Ltd.	39,900	189,547

boohoo Group plc*	21,836	88,963

Delivery Hero SE* (b)	3,102	261,617

Dustin Group AB(b)	3,680	18,688

HelloFresh SE*	1,596	56,603

Just Eat Takeaway.com NV* (b)	2,635	268,681

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	135

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Internet & Direct Marketing Retail – (continued)

Moneysupermarket.com Group plc	22,168	$88,806

Ocado Group plc*	13,395	271,093

On the Beach Group plc(b)	2,052	7,196

Prosus NV*	7,752	587,391

Rakuten, Inc.	17,400	149,048

Rocket Internet SE* (b)	1,646	34,669

Takkt AG	17,271	140,553

Webjet Ltd.(a)	5,413	10,844

Zalando SE* (b)	1,921	93,610

ZOZO, Inc.(a)	2,800	45,560
		2,368,547

IT Services – 1.2%

Adyen NV* (b)	399	393,847

Afterpay Ltd.* (a)	2,660	54,335

Alten SA	1,130	81,316

Amadeus IT Group SA	9,633	463,401

Atea ASA*	8,826	77,468

Atos SE*	3,876	276,205

Bechtle AG	793	114,825

CANCOM SE	2,336	119,027

Capgemini SE	3,306	310,470

Capita plc*	20,884	10,268

CGI, Inc.*	5,871	375,225

Computacenter plc	7,011	128,759

Computershare Ltd.	12,584	100,348

Digital Garage, Inc.	1,300	47,412

DTS Corp.	4,000	77,468

Edenred	4,048	163,030

FDM Group Holdings plc(a)	3,850	36,324

Formula Systems 1985 Ltd.	829	55,650

Fujitsu Ltd.	5,000	492,589

Global Dominion Access SA* (b)	2,113	6,527

GMO internet, Inc.(a)	1,200	26,472

Indra Sistemas SA*	5,627	48,474

Infocom Corp.	1,600	38,872

Itochu Techno-Solutions Corp.	2,400	74,064

Keywords Studios plc(a)	1,140	22,906

Link Administration Holdings Ltd.(a)	6,763	16,781

Matrix IT Ltd.	2,464	48,167

Investments	Shares	Value

IT Services – (continued)

NEC Corp.	2,900	$112,952

NEC Networks & System Integration Corp.	800	34,937

NET One Systems Co. Ltd.	3,800	110,516

NEXTDC Ltd.*	16,647	96,672

Nihon Unisys Ltd.	2,600	76,467

Nomura Research Institute Ltd.	6,545	161,215

NS Solutions Corp.	800	20,177

NSD Co. Ltd.(a)	5,160	74,504

NTT Data Corp.	11,400	117,801

Obic Co. Ltd.	1,500	227,521

Otsuka Corp.	3,400	154,047

Reply SpA	880	61,495

S&T AG(a)	228	5,005

SCSK Corp.	900	40,903

Shopify, Inc., Class A*	2,109	1,340,425

Softcat plc	7,388	105,303

Sopra Steria Group	969	114,731

SUNeVision Holdings Ltd.(a)	134,000	95,586

TietoEVRY OYJ	1,598	38,926

TIS, Inc.	6,900	133,825

Transcosmos, Inc.	2,100	42,752

Wirecard AG	1,938	191,891

Worldline SA* (a) (b)	2,391	162,317
		7,180,198

Leisure Products – 0.3%

Bandai Namco Holdings, Inc.	5,800	294,570

Beneteau SA(a)	20,086	127,711

BRP, Inc.(a)	2,501	75,015

Games Workshop Group plc	684	51,938

Heiwa Corp.	2,450	41,721

Mizuno Corp.	11,400	200,634

Sega Sammy Holdings, Inc.	5,300	64,977

Shimano, Inc.	1,700	251,816

Spin Master Corp.* (b)	2,048	29,696

Technogym SpA(b)	4,905	36,157

Thule Group AB(b)	2,805	52,699

Tomy Co. Ltd.	10,900	88,986

Universal Entertainment Corp.	300	4,994

Yamaha Corp.	4,600	188,413

Yonex Co. Ltd.(a)	10,000	44,139
		1,553,466

See Accompanying Notes to the Financial Statements.

136	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Life Sciences Tools & Services – 0.3%

Clinigen Group plc	5,270	$47,994

EPS Holdings, Inc.	1,900	19,989

Eurofins Scientific SE(a)	342	189,169

Evotec SE*	3,180	78,613

Gerresheimer AG	755	60,243

Lonza Group AG (Registered)*	1,539	671,952

PureTech Health plc* (a)	5,168	17,079

QIAGEN NV*	4,978	207,533

Sartorius Stedim Biotech	770	184,700

Siegfried Holding AG (Registered)* (a)	165	75,392

Tecan Group AG (Registered)(a)	303	97,761
		1,650,425

Machinery – 3.7%

Aalberts NV	1,539	43,322

Aida Engineering Ltd.	34,200	237,946

Alfa Laval AB*	6,238	117,196

Alstom SA	3,962	162,127

Amada Co. Ltd.	7,200	66,186

ANDRITZ AG	2,081	68,380

Atlas Copco AB, Class A(a)	10,944	380,181

Atlas Copco AB, Class B	9,006	281,507

ATS Automation Tooling Systems, Inc.*	1,400	20,814

Beijer Alma AB	2,304	22,221

Bobst Group SA (Registered)(a)	4,275	213,495

Bodycote plc	12,363	90,991

Bucher Industries AG (Registered)	275	77,444

Cargotec OYJ, Class B	684	14,931

CKD Corp.(a)	8,000	136,232

CNH Industrial NV*	13,965	87,370

Concentric AB*	914	10,387

Construcciones y Auxiliar de Ferrocarriles SA	720	24,644

Conzzeta AG (Registered)	55	47,184

Daetwyler Holding AG	474	81,132

Daifuku Co. Ltd.	2,800	197,167

Daiwa Industries Ltd.	1,600	13,915

Danieli & C Officine Meccaniche SpA(a)	9,196	116,437

Investments	Shares	Value

Machinery – (continued)

Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	24,366	$180,678

DMG Mori AG	1,007	45,222

DMG Mori Co. Ltd.	2,100	21,916

Duerr AG	29,314	684,535

Epiroc AB, Class A	13,120	131,802

FANUC Corp.	3,900	650,274

Fincantieri SpA* (a)	39,950	30,893

FLSmidth & Co. A/S*	2,798	73,682

Fluidra SA*	912	10,189

Fuji Corp.	5,400	91,452

Fujitec Co. Ltd.	7,600	110,018

Fukushima Galilei Co. Ltd.	5,700	169,505

Furukawa Co. Ltd.	22,800	236,880

GEA Group AG*	4,960	113,978

Georg Fischer AG (Registered)	152	113,313

Glory Ltd.	100	2,281

Harmonic Drive Systems, Inc.	1,500	70,557

Hino Motors Ltd.	10,300	62,223

Hitachi Construction Machinery Co. Ltd.(a)	5,700	135,710

Hitachi Zosen Corp.	91,200	307,028

Hoshizaki Corp.	1,200	92,467

IHI Corp.(a)	2,500	31,585

IMA Industria Macchine Automatiche SpA	857	58,385

IMI plc	1,824	19,038

Interpump Group SpA	2,231	64,951

Interroll Holding AG (Registered)	34	64,608

Japan Steel Works Ltd. (The)	2,200	27,424

Jungheinrich AG (Preference)	2,972	53,842

Kawasaki Heavy Industries Ltd.	2,800	43,047

KION Group AG	2,394	118,810

Kitz Corp.(a)	61,300	381,781

Komatsu Ltd.	32,200	621,055

Komax Holding AG (Registered)* (a)	435	63,144

Komori Corp.	4,400	31,230

Kone OYJ, Class B	8,208	497,339

Konecranes OYJ	2,273	49,394

Krones AG	926	55,834

Kubota Corp.	22,800	287,199

Kurita Water Industries Ltd.	3,400	96,339

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	137

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Kyokuto Kaihatsu Kogyo Co. Ltd.	22,900	$270,042

Makita Corp.	6,600	217,253

Manitou BF SA	8,136	124,759

Max Co. Ltd.	2,800	42,235

Meidensha Corp.(a)	20,600	324,406

Metso OYJ	1,115	30,935

MINEBEA MITSUMI, Inc.	11,411	189,303

MISUMI Group, Inc.	8,100	195,882

Mitsubishi Heavy Industries Ltd.	11,400	294,608

Mitsuboshi Belting Ltd.	17,100	236,667

Mitsui E&S Holdings Co. Ltd.*	51,300	295,994

Miura Co. Ltd.	3,300	136,401

Morgan Advanced Materials plc	177,555	489,350

Morita Holdings Corp.	2,600	40,483

Nachi-Fujikoshi Corp.	10,000	294,571

NFI Group, Inc.	32,889	376,970

NGK Insulators Ltd.	8,700	115,854

Nikkiso Co. Ltd.(a)	40,300	319,581

Nitta Corp.	14,800	268,223

Noritake Co. Ltd.	5,700	188,694

Norma Group SE	1,526	38,343

NSK Ltd.	22,800	159,484

NTN Corp.(a)	7,600	14,783

Obara Group, Inc.	5,700	149,889

OC Oerlikon Corp. AG (Registered)(a)	6,297	47,171

Oiles Corp.	2,920	38,229

OKUMA Corp.(a)	1,000	38,528

Organo Corp.	5,800	312,414

OSG Corp.(a)	1,500	19,778

Outotec OYJ	7,372	30,764

Palfinger AG	5,929	128,712

Pfeiffer Vacuum Technology AG	398	65,651

Rational AG	55	26,554

Rotork plc	23,256	72,924

Ryobi Ltd.	18,800	224,682

Sandvik AB*	21,090	326,697

Schindler Holding AG	914	203,132

Schindler Holding AG (Registered)	602	129,114

Sembcorp Marine Ltd.*	22,800	12,147

SFS Group AG	593	47,033

Investments	Shares	Value

Machinery – (continued)

Shibaura Machine Co. Ltd.	11,449	$228,477

Shibuya Corp.(a)	11,400	283,787

Shima Seiki Manufacturing Ltd.(a)	1,300	19,937

Shinmaywa Industries Ltd.(a)	26,600	273,873

Sintokogio Ltd.	28,500	199,355

SKF AB, Class A	2,427	38,764

SKF AB, Class B(a)	3,728	59,371

SMC Corp.	1,400	641,511

Sodick Co. Ltd.(a)	22,800	159,910

Spirax-Sarco Engineering plc	1,853	203,998

Stabilus SA(a)	1,511	64,644

Star Micronics Co. Ltd.(a)	22,800	255,856

Sumitomo Heavy Industries Ltd.	5,200	111,552

Tadano Ltd.	8,900	68,830

Takeuchi Manufacturing Co. Ltd.(a)	22,800	333,679

Takuma Co. Ltd.(a)	45,800	506,248

Techtronic Industries Co. Ltd.	28,500	217,086

Tocalo Co. Ltd.(a)	8,200	82,127

Trelleborg AB, Class B*	6,432	82,843

Tsubaki Nakashima Co. Ltd.	22,700	161,968

Tsubakimoto Chain Co.	2,200	52,071

Tsugami Corp.(a)	3,400	30,046

Union Tool Co.	500	12,868

Valmet OYJ	5,005	114,573

VAT Group AG* (b)	76	12,536

Vesuvius plc	131,385	664,216

Volvo AB, Class A	11,457	147,330

Volvo AB, Class B	59,899	773,636

Wacker Neuson SE	15,447	191,524

Wartsila OYJ Abp	8,141	59,778

Washtec AG	720	28,390

Weir Group plc (The)	3,920	47,200

YAMABIKO Corp.	28,500	222,275

Yaskawa Electric Corp.	5,700	190,027
		21,489,343

Marine – 0.3%

AP Moller – Maersk A/S, Class A	57	52,601

AP Moller – Maersk A/S, Class B	114	113,319

See Accompanying Notes to the Financial Statements.

138	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Marine – (continued)

Dfds A/S*	18,583	$470,397

Fjord1 ASA(b)	18,012	78,960

Golden Ocean Group Ltd.	53,238	191,186

Irish Continental Group plc	11,810	44,369

Kawasaki Kisen Kaisha Ltd.* (a)	1,300	13,093

Kuehne + Nagel International AG (Registered)(a)	969	138,601

NS United Kaiun Kaisha Ltd.(a)	8,100	109,530

Pacific Basin Shipping Ltd.(a)	2,671,000	330,759

SITC International Holdings Co. Ltd.	49,000	48,606

Stolt-Nielsen Ltd.	14,240	121,923

Wallenius Wilhelmsen ASA	71,008	78,237

Wilh Wilhelmsen Holding ASA, Class A	2,468	24,995
		1,816,576

Media – 0.8%

Altice Europe NV*	4,851	19,314

Ascential plc(b)	19,337	61,709

Atresmedia Corp. de Medios de Comunicacion SA(a)	40,641	105,053

Cogeco, Inc.	3,990	246,504

Corus Entertainment, Inc., Class B(a)	107,787	246,002

CyberAgent, Inc.	2,200	93,403

Daily Mail & General Trust plc, Class A(a)	6,037	53,836

Dentsu Group, Inc.	7,800	166,161

Euromoney Institutional Investor plc	4,083	42,488

Eutelsat Communications SA	9,280	104,083

Future plc(a)	3,420	44,519

Hakuhodo DY Holdings, Inc.	7,400	83,180

Informa plc	32,946	182,516

IPSOS	21,261	409,854

ITV plc	99,912	96,408

JCDecaux SA	4,626	95,865

Lagardere SCA	4,618	74,860

Mediaset Espana Comunicacion SA*	87,096	312,327

Mediaset SpA*	7,888	16,027

Investments	Shares	Value

Media – (continued)

Metropole Television SA	1,295	$14,411

Nine Entertainment Co. Holdings Ltd.(a)	90,800	84,712

Nippon Television Holdings, Inc.	2,400	27,067

Pearson plc(a)	20,349	118,018

Promotora de Informaciones SA, Class A*	32,897	21,655

ProSiebenSat.1 Media SE	9,500	95,167

Publicis Groupe SA	6,561	194,963

Quebecor, Inc., Class B	4,781	104,332

RAI Way SpA(b)	8,120	43,669

Sanoma OYJ	10,880	98,433

Schibsted ASA, Class A	2,349	49,970

Schibsted ASA, Class B	3,483	67,857

SES SA, FDR	8,892	59,371

Shaw Communications, Inc., Class B	7,969	130,297

Singapore Press Holdings Ltd.	50,900	54,961

SKY Perfect JSAT Holdings, Inc.	74,100	282,028

Stroeer SE & Co. KGaA	620	39,285

Telenet Group Holding NV	1,273	53,096

Television Francaise 1* (a)	63,555	311,304

TX Group AG	316	21,052

Vector, Inc.* (a)	1,500	10,058

Wowow, Inc.	3,630	86,596

WPP plc	40,812	319,783

Zenrin Co. Ltd.	2,400	25,810
		4,768,004

Metals & Mining – 4.5%

Acerinox SA	231	1,752

Agnico Eagle Mines Ltd.	3,853	225,612

Aichi Steel Corp.	7,400	200,683

Alacer Gold Corp.* (a)	20,547	105,623

Alamos Gold, Inc., Class A	24,480	197,574

Alumina Ltd.	94,737	107,612

AMG Advanced Metallurgical Group NV	2,315	38,985

Anglo American plc	52,953	945,244

Antofagasta plc	7,809	80,080

Aperam SA(a)	28,390	738,209

ArcelorMittal SA	22,743	249,154

Asahi Holdings, Inc.	23,600	544,233

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	139

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Aurubis AG	21,033	$1,099,808

B2Gold Corp.	31,328	158,788

Barrick Gold Corp.	15,297	394,608

Barrick Gold Corp. – XLON	22,380	595,985

Bekaert SA	22,743	482,265

BHP Group Ltd.	64,296	1,361,760

BHP Group plc	73,929	1,246,011

BlueScope Steel Ltd.(a)	19,095	128,140

Boliden AB(a)	7,182	147,284

Centamin plc	48,989	96,303

Centerra Gold, Inc.	12,299	98,555

Daido Steel Co. Ltd.	2,000	67,237

Dowa Holdings Co. Ltd.	2,200	61,925

Eldorado Gold Corp.*	7,220	68,980

Endeavour Mining Corp.*	2,501	45,124

Eramet(a)	6,042	191,916

Evolution Mining Ltd.	42,290	141,482

Evraz plc	23,537	78,734

Ferrexpo plc	139,992	239,441

First Majestic Silver Corp.*	7,676	62,118

First Quantum Minerals Ltd.	21,546	131,856

Fortescue Metals Group Ltd.	52,554	411,509

Franco-Nevada Corp.	3,313	439,269

Glencore plc*	375,117	696,009

Granges AB	45,372	336,323

Highland Gold Mining Ltd.	136,116	409,309

Hill & Smith Holdings plc(a)	4,063	59,141

Hitachi Metals Ltd.	4,740	46,808

Hochschild Mining plc	14,099	24,773

Hudbay Minerals, Inc.	14,880	36,425

IAMGOLD Corp.*	27,352	95,903

IGO Ltd.	17,166	53,271

Iluka Resources Ltd.(a)	6,916	34,774

Ivanhoe Mines Ltd., Class A*	21,170	44,506

JFE Holdings, Inc.	22,800	154,367

KAZ Minerals plc(a)	17,892	93,567

Kinross Gold Corp.*	27,217	180,081

Kirkland Lake Gold Ltd.	6,316	261,653

Kobe Steel Ltd.*	15,800	53,930

Kyoei Steel Ltd.	14,300	184,676

Labrador Iron Ore Royalty Corp.	36,251	515,206

Investments	Shares	Value

Metals & Mining – (continued)

Lundin Gold, Inc.* (a)	11,732	$87,592

Lundin Mining Corp.	33,631	165,134

Lynas Corp. Ltd.*	50,800	58,037

MAG Silver Corp.*	4,656	53,065

Mineral Resources Ltd.(a)	10,526	115,637

Mitsubishi Materials Corp.	5,800	120,193

Mount Gibson Iron Ltd.(a)	293,607	122,063

Newcrest Mining Ltd.(d)	13,851	249,740

Nippon Light Metal Holdings Co. Ltd.	342,000	550,091

Nippon Steel Corp.	30,615	261,073

Norsk Hydro ASA	42,080	107,758

Northern Star Resources Ltd.	15,204	127,312

Novagold Resources, Inc.* (a)	7,962	89,540

OceanaGold Corp.*	35,910	54,811

Orocobre Ltd.* (a)	6,080	9,076

Osaka Steel Co. Ltd.	1,000	11,063

Osisko Gold Royalties Ltd.	5,548	50,769

Outokumpu OYJ	193,857	521,699

OZ Minerals Ltd.	13,621	79,991

Pan American Silver Corp.(a)	5,270	112,309

Perenti Global Ltd.(a)	376,277	224,177

Perseus Mining Ltd.*	23,104	14,597

Polymetal International plc	5,376	110,700

Pretium Resources, Inc.*	112,290	859,385

Regis Resources Ltd.	7,828	23,062

Resolute Mining Ltd.* (a)	498,981	308,715

Rio Tinto Ltd.	7,695	440,868

Rio Tinto plc	35,967	1,671,546

Salzgitter AG	24,282	324,073

Sandfire Resources Ltd.	99,864	294,868

Sandstorm Gold Ltd.*	16,268	126,612

Sanyo Special Steel Co. Ltd.(a)	15,200	135,177

Saracen Mineral Holdings Ltd.* (a)	36,229	102,941

SEMAFO, Inc.*	198,360	499,845

Sims Ltd.	22,952	105,487

South32 Ltd.	195,852	254,525

SSAB AB, Class A*	13,394	32,761

SSR Mining, Inc.*	7,029	123,429

St Barbara Ltd.	396,817	672,872

Stelco Holdings, Inc.(a)	20,007	94,781

Sumitomo Metal Mining Co. Ltd.	6,400	162,701

See Accompanying Notes to the Financial Statements.

140	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Teck Resources Ltd., Class B	15,960	$140,991

thyssenkrupp AG*	13,756	91,607

Toho Titanium Co. Ltd.	200	1,163

Tokyo Steel Manufacturing Co. Ltd.(a)	45,600	294,661

Topy Industries Ltd.	9,700	114,929

Torex Gold Resources, Inc.* (a)	5,650	80,584

Turquoise Hill Resources Ltd.* (a)	607,098	297,222

UACJ Corp.	800	13,152

voestalpine AG(a)	1,880	38,908

Wheaton Precious Metals Corp.	8,187	311,754

Yamana Gold, Inc.	28,870	136,353

Yodogawa Steel Works Ltd.(a)	20,000	318,698
		25,834,678

Multiline Retail – 0.5%

B&M European Value Retail SA	31,065	130,404

Canadian Tire Corp. Ltd., Class A(a)	1,368	96,197

Dollarama, Inc.	5,757	180,964

Europris ASA(b)	84,303	310,994

Fuji Co. Ltd.	17,100	275,046

H2O Retailing Corp.	5,615	44,580

Harvey Norman Holdings Ltd.(a)	5,610	10,210

Isetan Mitsukoshi Holdings Ltd.(a)	14,400	88,607

Izumi Co. Ltd.	1,300	38,659

J Front Retailing Co. Ltd.	10,700	88,954

Lifestyle International Holdings Ltd.(a)	171,000	162,787

Marks & Spencer Group plc	63,270	73,501

Marui Group Co. Ltd.	5,500	91,139

Next plc	3,135	186,882

Pan Pacific International Holdings Corp.	13,500	262,842

Ryohin Keikaku Co. Ltd.	6,000	72,493

Seria Co. Ltd.	1,000	32,730

Takashimaya Co. Ltd.	9,100	83,141

Warehouse Group Ltd. (The)(a)	11,552	15,323

Wesfarmers Ltd.	21,147	521,816
		2,767,269

Investments	Shares	Value

Multi-Utilities – 0.6%

A2A SpA	97,185	$132,260

ACEA SpA	1,552	25,924

AGL Energy Ltd.	15,960	177,215

Algonquin Power & Utilities Corp.	11,459	159,227

Atco Ltd., Class I	1,064	29,945

Centrica plc	150,537	75,762

E.ON SE	38,837	389,054

Engie SA	63,042	683,870

Hera SpA(a)	33,573	124,218

Iren SpA	34,534	85,106

Keppel Infrastructure Trust	170,047	59,795

National Grid plc	76,680	903,174

REN – Redes Energeticas Nacionais SGPS SA	13,606	36,884

RWE AG	12,540	360,408

Suez	10,565	119,364

Telecom Plus plc	4,843	80,879

Veolia Environnement SA(a)	12,084	257,896
		3,700,981

Oil, Gas & Consumable Fuels – 4.5%

Aker BP ASA	4,404	73,303

ARC Resources Ltd.	24,960	105,486

Beach Energy Ltd.	99,237	98,755

BP plc	739,381	2,920,028

Brightoil Petroleum Holdings Ltd.* ‡ (d)	50,147	—

BW LPG Ltd.(b)	49,191	169,047

Cairn Energy plc*	50,800	71,766

Caltex Australia Ltd.	6,669	108,806

Cameco Corp.	9,372	93,386

Canadian Natural Resources Ltd.(a)	42,978	721,277

Cenovus Energy, Inc.	28,842	104,865

China Aviation Oil Singapore Corp. Ltd.	96,000	70,242

Cosmo Energy Holdings Co. Ltd.	600	9,157

Crescent Point Energy Corp.	329,745	460,568

Delek Group Ltd.	53	2,443

Diversified Gas & Oil plc(a) (b)	370,956	442,638

DNO ASA(a)	22,960	10,463

Enbridge, Inc.	44,232	1,358,216

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	141

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Enerplus Corp.	134,845	$364,065

Eni SpA	95,703	913,432

Equinor ASA(a)	40,755	572,071

Equital Ltd.*	12,566	315,987

Euronav NV(a)	6,841	76,428

FLEX LNG Ltd.(a)	16,530	85,889

Galp Energia SGPS SA	7,324	84,351

Gaztransport Et Technigaz SA	660	47,856

Genel Energy plc(a)	131,385	193,564

Gibson Energy, Inc.	7,625	108,862

Hurricane Energy plc*	90,592	13,415

Husky Energy, Inc.(a)	11,656	37,512

Idemitsu Kosan Co. Ltd.	9,982	230,566

Imperial Oil Ltd.	7,476	121,052

Inpex Corp.	19,100	123,440

Inter Pipeline Ltd.(a)	12,996	108,912

Itochu Enex Co. Ltd.	34,300	256,604

Iwatani Corp.	2,197	75,504

Japan Petroleum Exploration Co. Ltd.	1,700	29,744

JXTG Holdings, Inc.	96,450	345,176

Keyera Corp.(a)	1,840	27,356

Koninklijke Vopak NV	1,558	89,795

Lundin Energy AB	4,170	108,314

MEG Energy Corp.*	20,320	45,498

Mitsuuroko Group Holdings Co. Ltd.(a)	1,200	12,479

Naphtha Israel Petroleum Corp. Ltd.*	20,959	109,297

Neste OYJ	9,918	351,207

New Hope Corp. Ltd.(a)	251,636	254,533

Oil Refineries Ltd.	93,868	26,287

OMV AG	6,669	218,406

Origin Energy Ltd.	42,123	153,333

Ovintiv, Inc.	6,741	42,224

Parex Resources, Inc.*	81,817	898,900

Parkland Fuel Corp.	2,333	55,312

Pembina Pipeline Corp.	9,519	218,760

PrairieSky Royalty Ltd.(a)	486	3,562

Premier Oil plc* (a)	468,255	192,724

Repsol SA	50,546	460,288

Royal Dutch Shell plc, Class A(a)	150,195	2,510,192

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Royal Dutch Shell plc, Class B	136,353	$2,212,465

San-Ai Oil Co. Ltd.	38,300	394,336

Santos Ltd.	49,704	160,754

Saras SpA	294,177	277,102

Seven Generations Energy Ltd., Class A* (a)	172,652	357,995

Suncor Energy, Inc.	32,319	577,528

TC Energy Corp.	21,000	968,545

TOTAL SA	90,801	3,267,075

Tourmaline Oil Corp.	9,770	97,070

United Energy Group Ltd.(a)	198,000	36,268

Vermilion Energy, Inc.(a)	8,935	44,065

Washington H Soul Pattinson & Co. Ltd.(a)	3,009	36,524

Whitecap Resources, Inc.(a)	246,753	325,107

Whitehaven Coal Ltd.(a)	24,365	29,032

Woodside Petroleum Ltd.	18,294	268,885
		25,756,094

Paper & Forest Products – 0.5%

Ahlstrom-Munksjo OYJ	4,545	63,621

Altri SGPS SA(a)	28,101	148,355

Canfor Corp.*	4,489	31,350

Daiken Corp.(a)	12,500	187,731

Daio Paper Corp.	3,745	51,621

Ence Energia y Celulosa SA(a)	91,998	295,243

Hokuetsu Corp.	84,900	338,218

Holmen AB, Class B	4,070	118,926

Interfor Corp.*	5,920	34,993

Metsa Board OYJ*	6,595	45,941

Mondi plc	14,478	257,492

Navigator Co. SA (The)*	6,520	16,954

Nippon Paper Industries Co. Ltd.(a)	8,100	117,332

Norbord, Inc.	3,136	50,982

Oji Holdings Corp.	32,500	167,158

Semapa-Sociedade de Investimento e Gestao*	14,136	139,348

Stella-Jones, Inc.	1,045	26,107

Stora Enso OYJ, Class R	19,095	225,879

Svenska Cellulosa AB SCA, Class A*	3,160	34,294

Svenska Cellulosa AB SCA, Class B*	14,939	160,981

See Accompanying Notes to the Financial Statements.

142	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Paper & Forest Products – (continued)

Tokushu Tokai Paper Co. Ltd.	5,700	$217,478

UPM-Kymmene OYJ	13,224	365,872

West Fraser Timber Co. Ltd.(a)	2,213	61,724
		3,157,600

Personal Products – 1.3%

Beiersdorf AG	1,938	202,887

Blackmores Ltd.(a)	798	39,581

Fancl Corp.	5,000	121,382

Interparfums SA	595	20,594

Kao Corp.	11,700	909,872

Kobayashi Pharmaceutical Co. Ltd.	1,400	130,135

Kose Corp.(a)	700	88,110

L’Occitane International SA	43,000	65,673

L’Oreal SA	4,854	1,410,490

Mandom Corp.	2,600	50,719

Milbon Co. Ltd.	1,000	44,232

Noevir Holdings Co. Ltd.	1,900	89,905

Ontex Group NV	35,682	650,724

Pola Orbis Holdings, Inc.	2,000	35,872

Rohto Pharmaceutical Co. Ltd.	2,000	58,821

Shiseido Co. Ltd.	10,600	632,223

Unilever NV	29,039	1,449,736

Unilever plc	24,795	1,282,908
		7,283,864

Pharmaceuticals – 5.3%

ALK-Abello A/S*	532	135,448

Almirall SA	4,710	60,875

Aphria, Inc.* (a)	15,976	56,821

Astellas Pharma, Inc.	38,400	641,526

AstraZeneca plc	27,759	2,913,850

Bausch Health Cos., Inc.*	9,006	163,073

Bayer AG (Registered)	35,619	2,346,271

Canopy Growth Corp.*	6,156	98,393

Chugai Pharmaceutical Co. Ltd.	4,500	539,066

COSMO Pharmaceuticals NV* (a)	413	31,452

Daiichi Sankyo Co. Ltd.	14,100	973,359

Dechra Pharmaceuticals plc	3,990	139,408

Eisai Co. Ltd.	6,800	478,833

Investments	Shares	Value

Pharmaceuticals – (continued)

Faes Farma SA	15,630	$68,392

Financiere de Tubize SA(a)	751	56,181

GlaxoSmithKline plc	101,264	2,121,584

H Lundbeck A/S	1,852	67,465

Haw Par Corp. Ltd.	3,200	23,278

Hikma Pharmaceuticals plc	2,900	86,693

Hisamitsu Pharmaceutical Co., Inc.	1,900	90,260

Hutchison China MediTech Ltd.*	7,150	30,573

Ipsen SA	770	57,139

JCR Pharmaceuticals Co. Ltd.	600	58,185

Kaken Pharmaceutical Co. Ltd.	1,500	82,901

Kissei Pharmaceutical Co. Ltd.	1,400	33,516

Knight Therapeutics, Inc.*	11,684	63,848

Kyowa Kirin Co. Ltd.	5,000	117,735

Merck KGaA	1,995	231,842

Mochida Pharmaceutical Co. Ltd.	3,200	125,684

Nichi-iko Pharmaceutical Co. Ltd.	34,200	447,749

Nippon Shinyaku Co. Ltd.	2,000	141,581

Novartis AG (Registered)	51,834	4,417,826

Novo Nordisk A/S, Class B	34,738	2,215,165

Ono Pharmaceutical Co. Ltd.	12,000	290,756

Orion OYJ, Class A	1,474	72,813

Orion OYJ, Class B	1,539	78,181

Otsuka Holdings Co. Ltd.	12,700	505,340

Recipharm AB, Class B	3,741	44,851

Recordati SpA	2,359	102,500

Roche Holding AG	14,364	4,992,388

Roche Holding AG – BR	639	222,324

Sanofi(a)	23,577	2,303,233

Santen Pharmaceutical Co. Ltd.	11,500	204,760

Seikagaku Corp.	1,800	17,977

Shionogi & Co. Ltd.	7,000	388,114

Sosei Group Corp.*	1,200	16,945

Sumitomo Dainippon Pharma Co. Ltd.	3,600	50,431

Taisho Pharmaceutical Holdings Co. Ltd.	2,500	157,339

Takeda Pharmaceutical Co. Ltd.	34,217	1,242,480

Teva Pharmaceutical Industries Ltd.*	27,873	308,290

Torii Pharmaceutical Co. Ltd.	800	22,264

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	143

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

Towa Pharmaceutical Co. Ltd.	1,200	$24,845

Tsumura & Co.	900	25,114

UCB SA*	2,850	260,779

Vifor Pharma AG	1,084	162,912

Virbac SA*	212	41,797

ZERIA Pharmaceutical Co. Ltd.(a)	1,800	35,197
		30,687,602

Professional Services – 1.1%

Adecco Group AG (Registered)	7,125	312,344

AF Poyry AB, Class B*	4,429	80,942

ALS Ltd.	13,503	60,203

Applus Services SA	12,062	79,269

Benefit One, Inc.(a)	2,000	35,648

Bureau Veritas SA	4,296	89,120

DKSH Holding AG	660	37,269

en-japan, Inc.	1,700	38,392

Experian plc	20,976	628,644

Funai Soken Holdings, Inc.	2,700	58,477

Groupe Crit	1,176	65,176

Hays plc	34,264	46,893

Intertek Group plc	3,078	184,416

Intertrust NV(a) (b)	5,909	93,069

IPH Ltd.(a)	21,158	102,506

JAC Recruitment Co. Ltd.	1,300	13,859

McMillan Shakespeare Ltd.	8,533	37,262

Meitec Corp.	2,400	107,168

Morneau Shepell, Inc.	2,428	58,823

Nihon M&A Center, Inc.(a)	2,400	79,787

Nomura Co. Ltd.	6,000	46,626

Outsourcing, Inc.	11,100	53,769

Pagegroup plc	20,728	98,306

Persol Holdings Co. Ltd.	5,700	67,216

Randstad NV*	3,363	134,926

Recruit Holdings Co. Ltd.	28,500	848,057

RELX plc	43,320	981,638

RWS Holdings plc	3,113	21,125

SEEK Ltd.(a)	5,653	64,435

SGS SA (Registered)	114	258,084

SMS Co. Ltd.	3,200	70,772

Stantec, Inc.	1,027	30,338

Tanseisha Co. Ltd.	22,800	149,250

Investments	Shares	Value

Professional Services – (continued)

TechnoPro Holdings, Inc.	1,900	$110,338

Teleperformance	1,197	268,115

Thomson Reuters Corp.	2,683	189,439

Wolters Kluwer NV	6,726	494,472
		6,096,173

Real Estate Management & Development – 2.7%

ADO Properties SA(b)	2,368	66,398

Aedas Homes SA* (b)	486	7,452

Aeon Mall Co. Ltd.	1,990	25,420

AFI Properties Ltd.*	12,711	388,189

Airport City Ltd.*	1,928	29,496

Allreal Holding AG (Registered)	366	68,031

Alrov Properties and Lodgings Ltd.	288	8,298

Altus Group Ltd.	1,792	54,226

Amot Investments Ltd.	11,168	63,065

Aroundtown SA	29,826	160,402

Ashtrom Properties Ltd.	22,807	116,108

Atrium Ljungberg AB, Class B	2,912	40,666

Azrieli Group Ltd.	1,016	60,622

Bayside Land Corp.	98	58,805

Big Shopping Centers Ltd.	16	1,290

Blue Square Real Estate Ltd.	710	32,832

Bukit Sembawang Estates Ltd.	91,200	253,963

CA Immobilien Anlagen AG	1,760	56,000

CapitaLand Ltd.*	74,100	158,444

Castellum AB	8,721	153,085

Catena AB	1,676	53,280

City Developments Ltd.	21,400	121,009

CK Asset Holdings Ltd.	85,500	540,417

CLS Holdings plc	14,403	37,424

Colliers International Group, Inc.	1,142	62,808

Corem Property Group AB, Class B	66,913	128,110

Corestate Capital Holding SA	6,954	143,423

Daejan Holdings plc	4,721	478,769

Daibiru Corp.	3,300	30,829

Daito Trust Construction Co. Ltd.	1,900	183,275

Daiwa House Industry Co. Ltd.	25,800	665,297

Deutsche Wohnen SE	7,410	300,298

Dios Fastigheter AB	52,782	325,862

Emperor International Holdings Ltd.(a)	574,000	105,140

See Accompanying Notes to the Financial Statements.

144	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Fabege AB	8,276	$99,095

Far East Consortium International Ltd.	639,969	227,017

Fastighets AB Balder, Class B*	3,648	144,169

FastPartner AB, Class A(a)	6,642	47,670

FirstService Corp.	1,780	154,234

Gazit-Globe Ltd.	3,498	26,001

Goldcrest Co. Ltd.(a)	1,000	15,299

Grainger plc	33,054	111,403

Grand City Properties SA	2,508	52,468

Great Eagle Holdings Ltd.	8,776	26,150

Heba Fastighets AB, Class B	19,551	172,146

Henderson Land Development Co. Ltd.	33,239	135,917

Hiag Immobilien Holding AG*	355	32,515

Ho Bee Land Ltd.	78,800	115,314

Hufvudstaden AB, Class A	2,610	33,509

Hulic Co. Ltd.	4,900	49,121

Hysan Development Co. Ltd.	19,000	63,232

Ichigo, Inc.	14,300	37,577

IMMOFINANZ AG* (a)	2,253	41,655

Intershop Holding AG	131	67,390

Isras Investment Co. Ltd.	312	58,384

IWG plc	27,360	82,135

Jeudan A/S*	560	19,018

K Wah International Holdings Ltd.	782,089	360,156

Kenedix, Inc.	13,500	62,113

Kerry Properties Ltd.	38,500	105,781

Klovern AB, Class B	22,886	31,047

Kowloon Development Co. Ltd.	232,000	269,338

Kungsleden AB	208	1,593

Lai Sun Development Co. Ltd.(a)	78,826	91,004

LEG Immobilien AG	1,881	215,998

Lendlease Group	19,344	156,533

Melisron Ltd.	944	38,321

Mitsubishi Estate Co. Ltd.	25,600	421,939

Mitsui Fudosan Co. Ltd.	21,400	399,843

Mivne Real Estate KD Ltd.*	331,114	716,337

Mobimo Holding AG (Registered)*	232	63,700

Investments	Shares	Value

Real Estate Management & Development – (continued)

New World Development Co. Ltd.	144,362	$170,389

Nexity SA	1,546	47,413

Nomura Real Estate Holdings, Inc.	5,800	96,111

Norstar Holdings, Inc.	10,032	130,064

Norwegian Property ASA	16,948	18,574

Open House Co. Ltd.(a)	4,000	88,839

Oxley Holdings Ltd.	459,532	75,082

PATRIZIA AG	3,248	72,396

Platzer Fastigheter Holding AB, Class B	12,160	93,374

Property & Building Corp. Ltd.	480	35,610

PSP Swiss Property AG (Registered)	531	61,729

Relo Group, Inc.	2,270	49,949

S IMMO AG	2,564	47,630

Sagax AB, Class B	8,693	93,452

Samhallsbyggnadsbolaget i Norden AB	40,413	78,408

SAMTY Co. Ltd.	17,400	229,592

Savills plc	11,457	139,455

Selvaag Bolig ASA	21,356	88,709

Sino Land Co. Ltd.	29,823	41,701

Sirius Real Estate Ltd.	94,543	84,073

St Modwen Properties plc	2,689	12,482

Sumitomo Realty & Development Co. Ltd.	8,700	237,036

Summit Real Estate Holdings Ltd.	18,909	238,617

Sun Frontier Fudousan Co. Ltd.	16,200	132,103

Sun Hung Kai Properties Ltd.	56,000	768,593

Swire Pacific Ltd., Class A	3,500	22,980

Swire Properties Ltd.	24,800	69,579

Swiss Prime Site AG (Registered)	1,691	160,664

TAG Immobilien AG*	7,460	163,010

Takara Leben Co. Ltd.	34,200	114,496

Tokyo Tatemono Co. Ltd.	12,200	140,214

Tokyu Fudosan Holdings Corp.	20,000	100,061

Tricon Capital Group, Inc.	85,272	496,670

United Industrial Corp. Ltd.	5,656	9,080

UOL Group Ltd.	15,599	75,685

Vonovia SE	11,445	564,734

Wallenstam AB, Class B(a)	7,068	73,305

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	145

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Wang On Properties Ltd.	312,000	$39,843

Wharf Holdings Ltd. (The)(a)	57,000	107,789

Wharf Real Estate Investment Co. Ltd.(a)	21,000	88,715

Wheelock & Co. Ltd.	24,000	175,689

Wihlborgs Fastigheter AB	5,830	83,446

Wing Tai Holdings Ltd.	59,200	72,754

Wing Tai Properties Ltd.	304,000	184,305

YH Dimri Construction & Development Ltd.	1,596	48,971
		15,647,226

Road & Rail – 1.6%

Aurizon Holdings Ltd.	31,840	97,766

Canadian National Railway Co.	14,934	1,237,664

Canadian Pacific Railway Ltd.	3,192	727,039

Central Japan Railway Co.	3,900	620,185

ComfortDelGro Corp. Ltd.	106,400	124,714

East Japan Railway Co.	8,300	611,081

Firstgroup plc*	699,390	589,734

Fukuyama Transporting Co. Ltd.	1,000	35,021

Go-Ahead Group plc (The)	27,018	455,979

Hamakyorex Co. Ltd.	8,100	223,908

Hankyu Hanshin Holdings, Inc.	5,400	186,843

Hitachi Transport System Ltd.	2,700	66,683

Keikyu Corp.	6,000	99,425

Keio Corp.	2,800	159,723

Keisei Electric Railway Co. Ltd.	5,100	155,478

Kintetsu Group Holdings Co. Ltd.	5,900	284,696

Kyushu Railway Co.	2,100	57,009

Maruzen Showa Unyu Co. Ltd.	9,200	218,525

MTR Corp. Ltd.	32,264	179,167

Nagoya Railroad Co. Ltd.	5,000	144,714

Nankai Electric Railway Co. Ltd.	3,000	67,443

National Express Group plc	18,069	62,266

Nikkon Holdings Co. Ltd.	2,600	51,132

Nippon Express Co. Ltd.	3,700	183,036

Nishi-Nippon Railroad Co. Ltd.(a)	1,000	24,697

Odakyu Electric Railway Co. Ltd.	5,900	130,927

Sankyu, Inc.	2,333	90,977

SBS Transit Ltd.	30,400	65,219

Investments	Shares	Value

Road & Rail – (continued)

Seibu Holdings, Inc.	8,100	$98,092

Seino Holdings Co. Ltd.	7,500	90,335

Senko Group Holdings Co. Ltd.	83,400	683,204

Sixt SE	550	37,139

Sixt SE (Preference)	958	44,228

Stagecoach Group plc	261,687	246,899

Stef SA	1,710	128,485

TFI International, Inc.	4,788	133,062

Tobu Railway Co. Ltd.	4,000	137,093

Tokyu Corp.	11,500	174,648

Tonami Holdings Co. Ltd.	5,000	248,749

Trancom Co. Ltd.	600	40,062

West Japan Railway Co.	3,600	224,447
		9,237,494

Semiconductors & Semiconductor Equipment – 1.1%

Advantest Corp.	3,100	152,775

ams AG* (a)	10,955	142,677

ASM International NV	1,311	144,240

ASM Pacific Technology Ltd.	5,000	50,823

ASML Holding NV	9,063	2,686,662

BE Semiconductor Industries NV* (a)	4,080	167,849

Dialog Semiconductor plc*	720	22,673

Disco Corp.	700	159,396

Infineon Technologies AG	23,028	427,523

IQE plc* (a)	80,000	41,372

Japan Material Co. Ltd.(a)	3,900	57,405

Lasertec Corp.	1,000	67,424

Melexis NV	495	30,118

Mimasu Semiconductor Industry Co. Ltd.	11,600	228,561

Nordic Semiconductor ASA* (a)	13,828	81,727

Renesas Electronics Corp.*	17,100	92,748

Rohm Co. Ltd.	2,000	128,302

SCREEN Holdings Co. Ltd.(a)	1,800	88,540

Shinko Electric Industries Co. Ltd.	5,800	73,819

Siltronic AG	1,016	87,223

SOITEC*	816	74,987

STMicroelectronics NV	15,333	398,191

SUMCO Corp.	7,600	110,160

Tokyo Electron Ltd.	3,500	750,830

Tower Semiconductor Ltd.*	3,423	67,397

See Accompanying Notes to the Financial Statements.

146	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

Ulvac, Inc.	1,700	$47,693
		6,381,115

Software – 1.1%

Altium Ltd.(a)	5,461	122,097

AVEVA Group plc	2,580	116,178

BlackBerry Ltd.*	8,682	37,130

Blue Prism Group plc* (a)	4,832	79,111

Bravura Solutions Ltd.	5,168	16,444

Constellation Software, Inc.	460	443,302

Dassault Systemes SE	2,927	428,154

Descartes Systems Group, Inc. (The)*	4,000	168,501

Enghouse Systems Ltd.	3,344	125,555

Fuji Soft, Inc.	1,600	57,156

GB Group plc(a)	1,064	9,059

Hilan Ltd.*	1,569	62,337

Infomart Corp.	5,300	37,172

IRESS Ltd.	8,665	64,388

Kinaxis, Inc.*	1,436	144,660

Lightspeed POS, Inc.*	836	15,872

Micro Focus International plc	12,369	75,153

Miroku Jyoho Service Co. Ltd.	1,000	25,483

Nemetschek SE	2,310	145,483

Nice Ltd.*	1,538	257,138

Open Text Corp.	7,353	278,461

Oracle Corp. Japan	800	83,191

RIB Software SE	2,138	67,817

Sage Group plc (The)	21,375	172,553

SAP SE	22,344	2,666,130

SimCorp A/S	1,425	131,816

Software AG	1,320	46,844

Systena Corp.(a)	5,200	74,400

Technology One Ltd.	7,884	49,036

Temenos AG (Registered)* (a)	986	128,313

Trend Micro, Inc.	2,500	127,881

WiseTech Global Ltd.(a)	4,953	60,282
		6,317,097

Specialty Retail – 1.8%

ABC-Mart, Inc.	700	36,069

Accent Group Ltd.	18,000	13,906

Investments	Shares	Value

Specialty Retail – (continued)

Alpen Co. Ltd.(a)	10,600	$164,648

AOKI Holdings, Inc.	3,800	23,596

Aoyama Trading Co. Ltd.	28,500	245,196

AP Eagers Ltd.(a)	8,151	27,429

Arcland Sakamoto Co. Ltd.	20,600	199,383

Autobacs Seven Co. Ltd.	2,100	24,882

Bic Camera, Inc.	4,100	38,494

Bilia AB, Class A(a)	47,367	319,346

Carasso Motors Ltd.	31,120	97,729

Card Factory plc(a)	175,617	92,150

CECONOMY AG*	101,574	259,222

Chiyoda Co. Ltd.	2,800	27,205

Clas Ohlson AB, Class B	5,460	47,824

DCM Holdings Co. Ltd.(a)	2,400	23,700

Delek Automotive Systems Ltd.	4,432	23,546

Dixons Carphone plc	618,450	605,734

Dufry AG (Registered)(a)	380	12,375

Dunelm Group plc	2,604	30,234

EDION Corp.	57,000	499,986

Fast Retailing Co. Ltd.	1,400	674,241

Fenix Outdoor International AG	369	29,581

Fielmann AG	607	39,725

Fnac Darty SA* (a)	11,571	372,861

Fox Wizel Ltd.	3,116	117,605

Geo Holdings Corp.(a)	21,500	284,495

GrandVision NV(a) (b)	1,506	39,918

Hennes & Mauritz AB, Class B(a)	19,494	271,837

Hikari Tsushin, Inc.	600	117,773

Hornbach Holding AG & Co. KGaA	4,902	279,196

Industria de Diseno Textil SA	20,007	509,493

JB Hi-Fi Ltd.(a)	2,881	66,319

JD Sports Fashion plc	8,827	58,943

JINS Holdings, Inc.	900	48,057

Joshin Denki Co. Ltd.	17,100	335,971

Joyful Honda Co. Ltd.	2,000	24,463

Kingfisher plc	58,305	115,683

Kohnan Shoji Co. Ltd.	17,100	400,735

Komeri Co. Ltd.	17,100	335,332

K’s Holdings Corp.	6,100	67,426

Leon’s Furniture Ltd.	13,281	126,695

LIXIL VIVA Corp.	12,200	210,492

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	147

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

Luk Fook Holdings International Ltd.(a)	187,672	$400,891

Nishimatsuya Chain Co. Ltd.	1,300	10,406

Nitori Holdings Co. Ltd.	2,300	355,319

Nojima Corp.	22,800	400,202

PAL GROUP Holdings Co. Ltd.	3,600	42,688

Pets at Home Group plc	29,526	95,565

Premier Investments Ltd.(a)	6,508	66,255

Sa Sa International Holdings Ltd.(a)	215,601	40,326

Shimachu Co. Ltd.	1,300	32,848

Shimamura Co. Ltd.	1,700	108,103

SMCP SA* (a) (b)	17,442	82,148

Super Retail Group Ltd.(a)	71,307	296,448

T-Gaia Corp.	1,000	20,124

United Arrows Ltd.	4,400	70,031

USS Co. Ltd.	6,200	99,144

Vivo Energy plc(b)	768	757

VT Holdings Co. Ltd.	45,700	127,781

Watches of Switzerland Group plc* (a) (c)	54,720	172,553

WH Smith plc	3,339	52,772

World Co. Ltd.	11,600	138,308

Xebio Holdings Co. Ltd.	7,600	63,822

Yamada Denki Co. Ltd.	7,800	37,346

Yellow Hat Ltd.	23,000	322,196
		10,375,528

Technology Hardware, Storage & Peripherals – 0.4%

Brother Industries Ltd.	8,200	140,788

Canon, Inc.	20,700	442,223

Eizo Corp.(a)	1,400	42,549

Elecom Co. Ltd.	800	31,795

FUJIFILM Holdings Corp.	11,200	538,241

Konica Minolta, Inc.	18,900	74,409

Logitech International SA (Registered)	3,669	176,807

MCJ Co. Ltd.	39,900	267,903

Quadient	18,126	250,153

Ricoh Co. Ltd.	20,500	141,862

Riso Kagaku Corp.(a)	1,700	22,956

Seiko Epson Corp.	8,300	95,237

Investments	Shares	Value

Technology Hardware, Storage & Peripherals – (continued)

Toshiba TEC Corp.	1,100	$36,209
		2,261,132

Textiles, Apparel & Luxury Goods – 1.7%

adidas AG	3,933	901,195

Asics Corp.	5,200	50,232

Brunello Cucinelli SpA(a)	1,556	50,072

Burberry Group plc	9,975	174,889

Canada Goose Holdings, Inc.* (a)	912	21,826

Chow Sang Sang Holdings International Ltd.(a)	228,000	231,754

Cie Financiere Richemont SA (Registered)	9,975	566,575

Coats Group plc	98,856	57,358

Crystal International Group Ltd.(b)	435,000	120,080

Delta Galil Industries Ltd.	960	17,187

Descente Ltd.*	2,400	32,431

EssilorLuxottica SA – IM	2,578	316,253

EssilorLuxottica SA – MO	3,236	399,276

Gildan Activewear, Inc.	4,560	63,757

Goldwin, Inc.(a)	1,900	103,586

Gunze Ltd.	700	23,991

Hermes International	685	501,037

HUGO BOSS AG	2,107	58,572

Japan Wool Textile Co. Ltd. (The)	7,600	67,376

Kering SA	1,539	775,744

Kurabo Industries Ltd.(a)	13,800	316,819

Li & Fung Ltd.(a)	3,192,000	481,743

LVMH Moet Hennessy Louis Vuitton SE(a)	5,757	2,222,424

Moncler SpA	3,061	114,998

Onward Holdings Co. Ltd.	79,800	252,978

Pacific Textiles Holdings Ltd.	399,000	200,726

Pandora A/S(a)	4,389	155,888

Puma SE*	2,080	130,724

Regina Miracle International Holdings Ltd.(b)	20,000	9,442

Samsonite International SA(b)	59,400	50,187

Seiko Holdings Corp.	17,400	293,376

Seiren Co. Ltd.	32,100	383,633

See Accompanying Notes to the Financial Statements.

148	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Textiles, Apparel & Luxury Goods – (continued)

Stella International Holdings Ltd.	342,500	$348,140

Swatch Group AG (The)	912	182,513

Swatch Group AG (The) (Registered)	1,465	57,043

Tod’s SpA(a)	245	7,498

TSI Holdings Co. Ltd.	50,400	197,009

Wacoal Holdings Corp.	1,500	30,649

Yondoshi Holdings, Inc.(a)	1,400	22,898

Yue Yuen Industrial Holdings Ltd.	22,000	35,360
		10,027,239

Thrifts & Mortgage Finance – 0.5%

Aareal Bank AG	33,288	543,988

Deutsche Pfandbriefbank AG(b)	76,437	562,190

Equitable Group, Inc.(a)	5,871	287,432

Genworth Mortgage Insurance Australia Ltd.	47,182	65,796

Home Capital Group, Inc.*	7,524	100,919

OneSavings Bank plc	220,403	678,333

Paragon Banking Group plc	167,808	706,113
		2,944,771

Tobacco – 0.9%

British American Tobacco plc	81,795	3,178,217

Imperial Brands plc	31,578	668,761

Japan Tobacco, Inc.	39,900	751,658

Scandinavian Tobacco Group A/S(b)	33,802	389,604

Swedish Match AB	4,446	275,668
		5,263,908

Trading Companies & Distributors – 2.1%

AddTech AB, Class B	4,329	118,428

Advan Co. Ltd.	6,400	65,056

Ashtead Group plc	12,027	329,953

BayWa AG	5,985	175,684

Beijer Ref AB	3,795	78,797

Brenntag AG	2,605	117,526

Bunzl plc	7,752	168,915

Diploma plc	6,602	143,648

Ferguson plc	4,617	334,045

Finning International, Inc.	4,111	52,300

Investments	Shares	Value

Trading Companies & Distributors – (continued)

Grafton Group plc	11,760	$94,193

Hanwa Co. Ltd.	27,000	437,060

Howden Joinery Group plc	20,691	137,070

IMCD NV	1,750	154,722

Inaba Denki Sangyo Co. Ltd.	30,100	647,966

Inabata & Co. Ltd.	27,000	304,503

Indutrade AB	2,198	70,842

ITOCHU Corp.(a)	58,100	1,154,557

Japan Pulp & Paper Co. Ltd.	7,200	242,390

Kanamoto Co. Ltd.(a)	23,923	470,026

Kanematsu Corp.	57,000	570,346

Marubeni Corp.	60,000	294,010

Mitani Corp.	8,600	506,663

Mitsubishi Corp.	57,000	1,225,978

Mitsui & Co. Ltd.	57,800	818,340

MonotaRO Co. Ltd.	2,800	90,859

Nagase & Co. Ltd.	4,900	59,706

Nichiden Corp.	11,400	218,544

Nippon Steel Trading Corp.	600	19,161

Nishio Rent All Co. Ltd.	12,500	260,906

Reece Ltd.(a)	5,999	34,680

Rexel SA	4,641	43,462

Richelieu Hardware Ltd.	1,340	25,508

Russel Metals, Inc.(a)	41,952	455,478

Seven Group Holdings Ltd.(a)	10,640	106,650

SIG plc	398,943	120,770

Sojitz Corp.	47,300	111,466

Sumitomo Corp.	42,100	483,657

Toromont Industries Ltd.	3,554	167,343

Toyota Tsusho Corp.	6,600	159,731

Travis Perkins plc	9,462	124,063

Wakita & Co. Ltd.(a)	22,800	212,787

Yamazen Corp.	53,500	456,277

Yuasa Trading Co. Ltd.	11,400	310,972
		12,175,038

Transportation Infrastructure – 0.3%

Aena SME SA* (b)	1,425	180,273

Aeroports de Paris	1,061	103,893

ASTM SpA	3,971	77,420

Atlantia SpA	9,633	156,735

Atlas Arteria Ltd.(a)	33,187	135,797

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	149

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Transportation Infrastructure – (continued)

Auckland International Airport Ltd.(a)	22,876	$85,950

Enav SpA(b)	12,657	56,700

Flughafen Zurich AG (Registered)*	320	39,488

Fraport AG Frankfurt Airport Services Worldwide	890	39,032

Getlink SE	11,489	146,351

Hamburger Hafen und Logistik AG	1,220	19,884

James Fisher & Sons plc	1,322	22,578

Kamigumi Co. Ltd.	800	14,237

Port of Tauranga Ltd.(a)	5,225	21,695

Qube Holdings Ltd.(a) (d)	72,230	104,509

SATS Ltd.	19,000	44,271

Signature Aviation plc	24,573	60,673

Sumitomo Warehouse Co. Ltd. (The)	7,600	88,270

Sydney Airport	35,910	148,115

Transurban Group	47,687	430,845

Westshore Terminals Investment Corp.(a)	2,626	28,208
		2,004,924

Water Utilities – 0.1%

Pennon Group plc	4,356	60,219

Severn Trent plc	6,840	206,200

United Utilities Group plc	14,535	165,407
		431,826

Wireless Telecommunication Services – 1.4%

1&1 Drillisch AG	987	22,962

Freenet AG	2,198	41,661

KDDI Corp.	58,800	1,709,536

Millicom International Cellular SA, SDR(a)	1,924	50,625

NTT DOCOMO, Inc.	26,400	777,175

Okinawa Cellular Telephone Co.	8,500	328,681

Rogers Communications, Inc., Class B	8,835	370,842

SmarTone Telecommunications Holdings Ltd.	4,740	3,002

Investments	Shares	Value

Wireless Telecommunication Services – (continued)

Softbank Corp.(a)	34,300	$469,586

SoftBank Group Corp.	60,282	2,611,741

StarHub Ltd.	17,700	18,735

Tele2 AB, Class B	13,284	172,184

VEON Ltd.	33,090	56,757

Vodafone Group plc	940,671	1,330,558
		7,964,045
Total Common Stocks (Cost $641,446,601)		563,172,456
	Number of Rights

RIGHTS – 0.0%(e)

Diversified Consumer Services – 0.0%(e)

G8 Education Ltd., expiring 5/1/2020, price 0.80 AUD* (d)	13,052	684

Hotels, Restaurants & Leisure – 0.0%(e)

Flight Centre Travel Group Ltd., expiring 5/1/2020, price 7.20 AUD* (d)	1,791	4,444

Metals & Mining – 0.0%(e)

Pan American Silver Corp., CVR*	41,840	20,083

Specialty Retail – 0.0%(e)

Carasso Motors Ltd., expiring 5/6/2020, price 9.60 ILS* (d)	43	1,612
Total Rights (Cost $14,461)		26,823
	Shares

CLOSED END FUNDS – 0.0%(e)

Equity Real Estate Investment Trusts (REITs) – 0.0%(e)

UK Commercial Property REIT Ltd. (Cost $21,348)	18,880	16,074

See Accompanying Notes to the Financial Statements.

150	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(f) – 1.7%

REPURCHASE AGREEMENTS – 1.7%

Citigroup Global Markets, Inc., 0.02%, dated 4/30/2020, due 5/1/2020, repurchase price $907,179, collateralized by various U.S. Treasury Securities, ranging from 0.75% – 4.38%, maturing 8/15/2040 – 2/15/2046; total market value $914,107	$907,178	$907,178

NBC Global Finance Ltd., 0.21%, dated 4/30/2020, due 5/1/2020, repurchase price $700,004, collateralized by various U.S. Treasury Securities, 2.88%, maturing 8/15/2028; Common Stocks; total market value $769,209	700,000	700,000

Societe Generale, 0.20%, dated 4/30/2020, due 5/1/2020, repurchase price $8,300,046, collateralized by various U.S. Treasury Securities, ranging from 1.13% – 2.88%, maturing 2/28/2021 – 2/15/2046; Common Stocks; total market value $9,018,617	8,300,000	8,300,000
		9,907,178
Total Securities Lending Reinvestments (Cost $9,907,178)		9,907,178
Total Investments – 99.3% (Cost $651,389,588)		573,122,531

Other Assets Less Liabilities – 0.7%		4,075,375
NET ASSETS – 100.0%		$577,197,906
*	Non-income producing security.

‡	Value determined using significant unobservable inputs.

(a)

The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $52,910,474, collateralized in the form of cash with a value of $9,907,178 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $14,726,153 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from May 15, 2020 – August 15, 2049 and $32,444,847 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 11, 2020 – September 20, 2117; a total value of $57,078,178.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)

Security fair valued as of April 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2020 amounted to $361,746, which represents approximately 0.06% of net assets of the Fund.

(e)	Represents less than 0.05% of net assets.

(f)	The security was purchased with cash collateral held from securities on loan at April 30, 2020. The total value of securities purchased was $9,907,178.

Percentages shown are based on Net Assets.

Abbreviations

AUD – Australian Dollar

CHDI – Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA – Dutch Certification

CVR – Contingent Value Rights

DI – Depositary Interest

FDR – Fiduciary Depositary Receipt

ILS – Israeli Shekel

OYJ –Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

SDR – Swedish Depositary Receipt

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	151

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,444,313
Aggregate gross unrealized depreciation	(156,147,839)
Net unrealized depreciation	$(85,703,526)
Federal income tax cost	$660,041,985

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
EURO STOXX 50 Index	146	06/19/2020	EUR	$4,616,711	$489,910
FTSE 100 Index	36	06/19/2020	GBP	2,672,296	218,081
Hang Seng Index	2	05/28/2020	HKD	316,059	7,605
S&P/TSX 60 Index	13	06/18/2020	CAD	1,662,637	173,333
SGX Nikkei 225 Index	34	06/11/2020	JPY	3,197,784	281,798
SPI 200 Index	9	06/18/2020	AUD	816,084	68,737
					$1,239,464

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	300,372	Citibank NA	USD	194,903	06/17/2020	$1,779
AUD	677,387	JPMorgan Chase Bank	USD	411,874	06/17/2020	31,674
AUD	215,222	Morgan Stanley	USD	131,819	06/17/2020	9,107
AUD	717,283	Toronto-Dominion Bank (The)	USD	458,345	06/17/2020	11,328
CAD	1,414,528	Morgan Stanley	USD	1,016,563	06/17/2020	2,002
CHF	122,193	Morgan Stanley	USD	126,581	06/17/2020	186
CHF	400,095	Toronto-Dominion Bank (The)	USD	414,766	06/17/2020	307
EUR	1,046,229	Morgan Stanley	USD	1,145,923	06/17/2020	1,068
EUR	200,149	Toronto-Dominion Bank (The)	USD	218,092	06/17/2020	1,334
GBP	148,626	JPMorgan Chase Bank	USD	186,066	06/17/2020	1,439
GBP	874,891	Morgan Stanley	USD	1,093,885	06/17/2020	9,868
GBP	479,144	Toronto-Dominion Bank (The)	USD	595,646	06/17/2020	8,837
HKD	2,212,375	Citibank NA	USD	285,192	06/17/2020	11
HKD	6,374,199	Morgan Stanley	USD	818,951	06/17/2020	2,765
ILS	637,129	Morgan Stanley	USD	177,576	06/17/2020	6,231
JPY	26,791,247	JPMorgan Chase Bank	USD	247,630	06/17/2020	3,075

See Accompanying Notes to the Financial Statements.

152	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
SEK	2,598,567	Morgan Stanley	USD	259,713	06/17/2020	$6,450
SEK	2,990,221	Toronto-Dominion Bank (The)	USD	301,757	06/17/2020	4,522
USD	1,740,232	Citibank NA	CHF	1,646,371	06/17/2020	32,227
USD	204,595	Goldman Sachs & Co.	DKK	1,368,665	06/17/2020	3,452
USD	237,327	JPMorgan Chase Bank	EUR	214,445	06/17/2020	2,228
USD	171,638	Morgan Stanley	EUR	154,246	06/17/2020	2,537
USD	530,313	Toronto-Dominion Bank (The)	EUR	481,003	06/17/2020	2,984
USD	1,163,153	Citibank NA	HKD	9,020,085	06/17/2020	348
USD	581,932	Morgan Stanley	JPY	61,234,902	06/17/2020	8,914
USD	20,397	Goldman Sachs & Co.	SEK	199,095	06/17/2020	4
USD	2,750	Citibank NA	SGD	3,828	06/17/2020	30
Total unrealized appreciation						$154,707
CHF	569,032	Morgan Stanley	USD	599,955	06/17/2020	$(9,620)
CHF	522,756	Toronto-Dominion Bank (The)	USD	545,597	06/17/2020	(3,270)
EUR	950,715	JPMorgan Chase Bank	USD	1,061,686	06/17/2020	(19,407)
EUR	512,088	Toronto-Dominion Bank (The)	USD	566,689	06/17/2020	(5,282)
JPY	110,060,033	Citibank NA	USD	1,029,947	06/17/2020	(38)
JPY	300,180,633	Morgan Stanley	USD	2,811,690	06/17/2020	(2,690)
JPY	60,491,331	Toronto-Dominion Bank (The)	USD	566,220	06/17/2020	(160)
NOK	4,088,978	Goldman Sachs & Co.	USD	408,701	06/17/2020	(8,486)
USD	208,834	JPMorgan Chase Bank	AUD	347,682	06/17/2020	(18,826)
USD	586,166	Morgan Stanley	AUD	933,492	06/17/2020	(25,079)
USD	279,253	JPMorgan Chase Bank	CAD	397,671	06/17/2020	(7,100)
USD	447,209	Toronto-Dominion Bank (The)	CAD	637,559	06/17/2020	(11,880)
USD	206,051	JPMorgan Chase Bank	CHF	201,213	06/17/2020	(2,695)
USD	891,366	JPMorgan Chase Bank	EUR	820,252	06/17/2020	(7,884)
USD	114,848	JPMorgan Chase Bank	GBP	92,672	06/17/2020	(2,066)
USD	435,707	Morgan Stanley	GBP	346,876	06/17/2020	(1,908)
USD	200,101	BNP Paribas SA	HKD	1,552,362	06/17/2020	(19)
USD	276,812	Citibank NA	HKD	2,150,633	06/17/2020	(432)
USD	237,439	Toronto-Dominion Bank (The)	HKD	1,843,584	06/17/2020	(223)
USD	380,029	Bank of New York	ILS	1,346,332	06/17/2020	(8,377)
USD	532,412	JPMorgan Chase Bank	JPY	57,057,863	06/17/2020	(1,519)
USD	1,904,386	Morgan Stanley	JPY	205,056,792	06/17/2020	(14,474)
USD	1,787,435	Toronto-Dominion Bank (The)	JPY	192,192,915	06/17/2020	(11,048)
USD	110,639	Morgan Stanley	NOK	1,148,420	06/17/2020	(1,764)
USD	142,878	Toronto-Dominion Bank (The)	NOK	1,490,001	06/17/2020	(2,958)
USD	225,730	JPMorgan Chase Bank	NZD	378,159	06/17/2020	(7,509)
USD	176,741	Morgan Stanley	SEK	1,735,117	06/17/2020	(981)
USD	363,568	Citibank NA	SGD	515,283	06/17/2020	(2,548)
Total unrealized depreciation						$(178,243)
Net unrealized depreciation						$(23,536)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	153

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2020:

Australia	4.3%
Austria	0.2
Belgium	0.9
Canada	8.5
Denmark	1.5
Finland	0.9
France	6.8
Germany	6.3
Hong Kong	3.2
Ireland	0.3
Israel	1.0
Italy	2.4
Japan	30.5
Netherlands	2.7
New Zealand	0.4
Norway	0.9
Portugal	0.2
Singapore	1.2
Spain	2.1
Sweden	2.9
Switzerland	5.8
United Kingdom	14.6
Other[1]	2.4
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

154	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.4%

Aerospace & Defense – 0.2%

Aselsan Elektronik Sanayi ve Ticaret A/S	11,836	$45,959

AviChina Industry & Technology Co. Ltd., Class H(a)	70,000	27,630

Bharat Electronics Ltd.	17,280	16,591

Embraer SA*	16,500	26,366

Hanwha Aerospace Co. Ltd.*	899	19,847

Korea Aerospace Industries Ltd.	1,698	35,745

LIG Nex1 Co. Ltd.	430	9,211

United Aircraft Corp. PJSC* ^	25,155,036	174,166
		355,515

Air Freight & Logistics – 0.4%

BEST, Inc., ADR* (a)	4,700	25,239

Gulf Warehousing Co.	2,888	3,879

Hyundai Glovis Co. Ltd.	935	77,888

Imperial Logistics Ltd.	119,515	211,893

Kerry TJ Logistics Co. Ltd.	14,000	19,279

Sinotrans Ltd., Class H(a)	1,375,000	335,221

ZTO Express Cayman, Inc., ADR(a)	8,910	265,161
		938,560

Airlines – 0.6%

Aegean Airlines SA	18,755	120,789

Aeroflot PJSC	34,339	35,180

Air Arabia PJSC	1,500,730	465,773

Air China Ltd., Class H	108,000	77,597

AirAsia Group Bhd.	129,200	24,488

Asiana Airlines, Inc.*	2,987	10,223

Azul SA (Preference)*	5,500	17,679

Cebu Air, Inc.	135,900	130,346

China Airlines Ltd.	87,000	24,137

China Eastern Airlines Corp. Ltd., Class H(a)	110,000	45,831

China Southern Airlines Co. Ltd., Class H(a)	86,000	42,932

Eva Airways Corp.	142,798	55,224

Investments	Shares	Value

Airlines – (continued)

Garuda Indonesia Persero Tbk. PT*	2,326,500	$29,404

Gol Linhas Aereas Inteligentes SA (Preference)*	3,500	8,017

Hanjin Kal Corp.	1,043	74,472

InterGlobe Aviation Ltd.(b)	765	10,139

Jeju Air Co. Ltd.*	755	12,672

Korean Air Lines Co. Ltd.*	2,310	37,538

Latam Airlines Group SA	6,202	23,407

Pegasus Hava Tasimaciligi A/S*	2,356	17,865

SpiceJet Ltd.*	7,072	4,219

Turk Hava Yollari AO*	35,090	53,668
		1,321,600

Auto Components – 0.9%

Apollo Tyres Ltd.	1,052	1,349

Balkrishna Industries Ltd.	938	11,676

Bharat Forge Ltd.	6,966	28,682

Bosch Ltd.	228	32,221

Cheng Shin Rubber Industry Co. Ltd.	55,000	63,903

China First Capital Group Ltd.*	66,000	1,830

Cub Elecparts, Inc.	2,949	14,330

Depo Auto Parts Ind Co. Ltd.	55,000	87,300

Endurance Technologies Ltd.(b)	1,456	13,129

Exide Industries Ltd.	5,676	11,886

Fuyao Glass Industry Group Co. Ltd., Class H(b)	14,400	31,763

Halla Holdings Corp.	5,225	129,076

Hankook Technology Group Co. Ltd.	2,460	20,392

Hankook Tire & Technology Co. Ltd.	3,630	63,308

Hanon Systems	4,400	32,970

Hota Industrial Manufacturing Co. Ltd.	1,826	5,858

Hyundai Mobis Co. Ltd.	3,025	427,018

Hyundai Wia Corp.	618	16,662

Kenda Rubber Industrial Co. Ltd.	29,307	26,167

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	155

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Auto Components – (continued)

Korea Autoglass Corp.	6,105	$66,639

Kumho Tire Co., Inc.*	3,552	8,920

Mando Corp.	1,595	30,959

Minth Group Ltd.(a)	22,000	52,841

Motherson Sumi Systems Ltd.	24,184	28,195

MRF Ltd.	36	29,008

Nan Kang Rubber Tire Co. Ltd.	20,000	27,105

Nemak SAB de CV(b)	364,600	68,908

Nexen Tire Corp.	1,545	7,266

S&T Motiv Co. Ltd.	5,390	158,809

Sebang Global Battery Co. Ltd.	4,510	106,971

SL Corp.	1,545	16,801

Sundram Fasteners Ltd.	3,224	14,264

Tianneng Power International Ltd.(a)	440,000	428,515

WABCO India Ltd.	172	14,305

Xinyi Glass Holdings Ltd.	110,000	127,845
		2,206,871

Automobiles – 1.3%

Astra International Tbk. PT	407,000	105,341

BAIC Motor Corp. Ltd., Class H(b)	1,017,500	448,877

Bajaj Auto Ltd.	1,705	59,561

Brilliance China Automotive Holdings Ltd.	110,000	102,304

BYD Co. Ltd., Class H(a)	13,000	81,833

China Motor Corp.	5,400	5,802

Dongfeng Motor Group Co. Ltd., Class H	116,000	77,060

DRB-Hicom Bhd.	7,300	2,394

Eicher Motors Ltd.	277	54,253

Ford Otomotiv Sanayi A/S	4,129	37,394

Geely Automobile Holdings Ltd.	220,000	343,947

Great Wall Motor Co. Ltd., Class H(a)	137,500	91,875

Guangzhou Automobile Group Co. Ltd., Class H(a)	110,000	99,183

Hero MotoCorp Ltd.	2,255	65,063

Investments	Shares	Value

Automobiles – (continued)

Hyundai Motor Co.	6,215	$477,430

Hyundai Motor Co. (2nd Preference)	1,540	74,065

Hyundai Motor Co. (3rd Preference)	54	2,526

Hyundai Motor Co. (Preference)	880	41,095

Kia Motors Corp.	12,045	293,105

Mahindra & Mahindra Ltd.	14,025	68,477

Maruti Suzuki India Ltd.	2,475	176,617

NIO, Inc., ADR* (a)	15,200	51,832

Oriental Holdings Bhd.	22,800	26,671

Tata Motors Ltd.*	21,126	26,233

Tata Motors Ltd., Class A*	13,101	6,935

Tofas Turk Otomobil Fabrikasi A/S	6,639	21,220

TVS Motor Co. Ltd.	3,564	15,583

UMW Holdings Bhd.	20,800	10,303

Yadea Group Holdings Ltd.(a) (b)	660,000	248,596
		3,115,575

Banks – 13.1%

Absa Group Ltd.(a)	31,350	155,854

Abu Dhabi Commercial Bank PJSC	124,795	150,851

Abu Dhabi Islamic Bank PJSC	49,610	48,488

AFFIN Bank Bhd.*	38,816	13,721

Agricultural Bank of China Ltd., Class H	1,265,000	531,955

Akbank T.A.S.*	91,693	77,269

Akbank T.A.S., ADR*	20,016	32,626

Al Khalij Commercial Bank PQSC	1,147,960	397,262

Al Rajhi Bank	25,025	381,206

Alinma Bank*	20,900	88,832

Alior Bank SA*	2,987	10,870

Alliance Bank Malaysia Bhd.	73,800	33,467

Alpha Bank AE*	29,150	21,296

AMMB Holdings Bhd.	82,500	57,174

AU Small Finance Bank Ltd.(b)	2,288	16,582

Axis Bank Ltd.	40,700	241,127

Banco Bradesco SA	27,751	90,020

See Accompanying Notes to the Financial Statements.

156	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Banco Bradesco SA (Preference)	90,900	$321,566

Banco Davivienda SA (Preference)	433	3,173

Banco de Bogota SA	4,730	77,231

Banco de Chile	818,290	72,043

Banco de Credito e Inversiones SA	1,155	42,828

Banco del Bajio SA(b)	25,800	20,588

Banco do Brasil SA*	49,500	260,608

Banco do Estado do Rio Grande do Sul SA (Preference), Class B	11,000	25,482

Banco Santander Chile	1,393,590	59,763

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	40,000	22,545

Bancolombia SA	6,270	40,503

Bancolombia SA (Preference)	10,340	68,271

Bandhan Bank Ltd.(b)	8,208	28,675

Bangkok Bank PCL, NVDR	22,000	70,716

Bank Al Habib Ltd.	577,500	207,162

Bank AlBilad	8,745	53,006

Bank Alfalah Ltd.	770,000	144,662

Bank Al-Jazira	13,908	44,372

Bank Central Asia Tbk. PT	231,000	401,435

Bank Mandiri Persero Tbk. PT	374,000	112,137

Bank Millennium SA*	25,240	17,151

Bank Negara Indonesia Persero Tbk. PT	313,500	86,410

Bank of Ayudhya PCL, NVDR	66,000	44,061

Bank of Baroda*	41,116	26,938

Bank of China Ltd., Class H	3,465,000	1,327,475

Bank of Chongqing Co. Ltd., Class H	330,000	177,507

Bank of Communications Co. Ltd., Class H	959,000	608,626

Bank of the Philippine Islands	40,150	46,593

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	249,600	13,508

Investments	Shares	Value

Banks – (continued)

Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,969,000	$74,127

Bank Polska Kasa Opieki SA	2,860	35,899

Bank Rakyat Indonesia Persero Tbk. PT	1,089,000	199,864

Bank Tabungan Negara Persero Tbk. PT	192,100	11,365

Bank Tabungan Pensiunan Nasional Syariah Tbk. PT	91,200	13,427

Banque Saudi Fransi	9,735	80,239

BDO Unibank, Inc.	39,600	79,341

BIMB Holdings Bhd.	15,380	11,303

BNK Financial Group, Inc.	13,530	56,077

BOC Hong Kong Holdings Ltd.	165,000	507,620

Canara Bank*	9,256	10,834

Capitec Bank Holdings Ltd.	1,430	70,235

Chang Hwa Commercial Bank Ltd.	120,344	79,321

China Banking Corp.	718,074	281,190

China CITIC Bank Corp. Ltd., Class H	495,000	241,998

China Construction Bank Corp., Class H	4,400,000	3,587,041

China Everbright Bank Co. Ltd., Class H	165,000	70,024

China Merchants Bank Co. Ltd., Class H	165,000	790,696

China Minsheng Banking Corp. Ltd., Class H(a)	275,000	205,744

Chongqing Rural Commercial Bank Co. Ltd., Class H*	1,485,000	649,371

CIMB Group Holdings Bhd.	137,500	110,320

City Union Bank Ltd.	9,675	18,598

Commercial Bank PSQC (The)	38,500	42,296

Commercial International Bank Egypt SAE	30,965	125,728

Credicorp Ltd.	1,375	204,902

Credit Agricole Egypt SAE	6,777	12,035

Credit Bank of Moscow PJSC	435,690	32,110

CTBC Financial Holding Co. Ltd.	880,000	591,865

DCB Bank Ltd.	1,720	1,846

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	157

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

DGB Financial Group, Inc.	6,764	$29,255

Doha Bank QPSC*	63,286	35,076

Dubai Islamic Bank PJSC	82,500	82,430

E.Sun Financial Holding Co. Ltd.	253,721	232,932

Emirates NBD Bank PJSC	58,190	136,243

Eurobank Ergasias Services and Holdings SA*	110,660	44,628

Far Eastern International Bank	123,013	44,057

Federal Bank Ltd.	45,798	29,762

First Abu Dhabi Bank PJSC	84,590	267,143

First Financial Holding Co. Ltd.	224,120	166,188

Grupo Aval Acciones y Valores SA (Preference)	168,135	36,247

Grupo Bolivar SA	22,110	327,731

Grupo Elektra SAB de CV(a)	1,375	79,986

Grupo Financiero Banorte SAB de CV, Class O(a)	110,000	304,498

Grupo Financiero Inbursa SAB de CV, Class O(a)	49,500	30,145

Grupo Security SA	607,292	108,023

Habib Bank Ltd.	32,200	20,212

Hana Financial Group, Inc.	13,145	297,757

Hong Leong Bank Bhd.	16,500	51,035

Hong Leong Financial Group Bhd.	5,000	15,233

Housing & Development Bank	36,465	72,073

Hua Nan Financial Holdings Co. Ltd.	181,350	118,617

Huishang Bank Corp. Ltd., Class H	1,265,000	451,998

ICICI Bank Ltd.	66,935	338,842

IDFC First Bank Ltd.*	11	3

Indian Bank*	71,555	49,453

IndusInd Bank Ltd.	10,670	66,518

Industrial & Commercial Bank of China Ltd., Class H	3,465,000	2,355,486

Industrial Bank of Korea	10,945	70,964

ING Bank Slaski SA*	241	7,763

Intercorp Financial Services, Inc.(b)	1,040	26,364

Investments	Shares	Value

Banks – (continued)

Itau CorpBanca Chile SA	1,015,777	$2,871

Itau Unibanco Holding SA (Preference)	99,000	416,424

Itausa – Investimentos Itau SA	23,109	45,421

Itausa – Investimentos Itau SA (Preference)	93,500	155,450

JB Financial Group Co. Ltd.	9,020	35,793

Jiangxi Bank Co. Ltd., Class H(b)	275,000	121,318

Karur Vysya Bank Ltd. (The)	199,604	77,747

Kasikornbank PCL, NVDR	55,000	146,616

KB Financial Group, Inc.	17,544	500,356

Kiatnakin Bank PCL, NVDR	22,000	28,728

King’s Town Bank Co. Ltd.	52,000	55,871

Komercni banka A/S*	715	15,183

Kotak Mahindra Bank Ltd.	17,380	314,111

Krung Thai Bank PCL, NVDR	159,500	54,227

LH Financial Group PCL, NVDR	2,590,500	79,264

Malayan Banking Bhd.	132,000	232,381

Masraf Al Rayan QSC	83,820	87,918

mBank SA*	532	28,134

MCB Bank Ltd.	16,600	16,941

Mega Financial Holding Co. Ltd.	220,000	222,689

Metropolitan Bank & Trust Co.	42,560	32,969

Moneta Money Bank A/S(b)	10,390	21,769

National Bank of Greece SA*	14,435	19,589

National Bank of Pakistan*	330,500	58,424

National Commercial Bank	26,840	265,541

Nedbank Group Ltd.(a)	16,005	93,433

OTP Bank Nyrt.	4,675	138,997

Philippine National Bank*	390,500	184,366

Piraeus Bank SA*	9,431	12,582

Postal Savings Bank of China Co. Ltd., Class H(a) (b)	385,000	230,930

Powszechna Kasa Oszczednosci Bank Polski SA	16,830	89,451

Public Bank Bhd.	61,000	232,367

Punjab National Bank*	28,520	12,267

See Accompanying Notes to the Financial Statements.

158	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Qatar International Islamic Bank QSC	20,420	$44,979

Qatar Islamic Bank SAQ	20,821	88,579

Qatar National Bank QPSC	91,685	433,873

RBL Bank Ltd.(b)	3,686	6,487

RHB Bank Bhd.	126,500	139,738

Riyad Bank	28,435	128,885

Rizal Commercial Banking Corp.	43,139	14,206

Samba Financial Group	16,830	104,342

Santander Bank Polska SA	715	28,143

Saudi Investment Bank (The)*	9,515	34,665

Sberbank of Russia PJSC	475,200	1,267,543

Sberbank of Russia PJSC (Preference)	48,958	117,316

Security Bank Corp.	5,130	10,523

Shanghai Commercial & Savings Bank Ltd. (The)	103,568	153,768

Shengjing Bank Co. Ltd., Class H(b)	385,000	352,603

Shinhan Financial Group Co. Ltd.	20,049	502,685

Siam Commercial Bank PCL (The), NVDR	71,500	151,375

SinoPac Financial Holdings Co. Ltd.	220,000	90,259

Standard Bank Group Ltd.(a)	57,310	318,708

State Bank of India*	37,235	94,457

Taichung Commercial Bank Co. Ltd.	76,000	29,264

Taishin Financial Holding Co. Ltd.	459,278	196,923

Taiwan Business Bank	127,462	46,507

Taiwan Cooperative Financial Holding Co. Ltd.	205,000	138,567

Thanachart Capital PCL, NVDR	33,000	37,483

Tisco Financial Group PCL, NVDR	9,900	22,490

TMB Bank PCL, NVDR	902,000	26,763

Turkiye Garanti Bankasi A/S*	89,595	106,906

Turkiye Halk Bankasi A/S*	28,578	21,261

Investments	Shares	Value

Banks – (continued)

Turkiye Is Bankasi A/S, Class C*	70,565	$49,975

Turkiye Vakiflar Bankasi TAO, Class D*	57,228	37,090

Union Bank of India*	245,960	89,252

Union Bank of Taiwan*	119,296	42,926

Union Bank of the Philippines	261,250	279,337

United Bank Ltd.	21,500	14,349

VTB Bank PJSC	241,561,531	114,005

Woori Financial Group, Inc.	25,245	174,868

Yapi ve Kredi Bankasi A/S*	80,342	24,139

Yes Bank Ltd.	51,148	19,003
		30,450,083

Beverages – 0.5%

Ambev SA*	93,500	195,868

Anadolu Efes Biracilik ve Malt Sanayii A/S	10,922	28,721

Arca Continental SAB de CV(a)	10,700	41,717

Becle SAB de CV	10,700	16,614

Carabao Group PCL, NVDR	2,800	6,837

Carlsberg Brewery Malaysia Bhd.	5,100	32,735

China Resources Beer Holdings Co. Ltd.	31,107	148,265

Cia Cervecerias Unidas SA	1,212	8,699

Coca-Cola Embonor SA (Preference), Class B	4,368	5,330

Coca-Cola Femsa SAB de CV(a)	11,000	44,859

Coca-Cola Icecek A/S	4,540	23,916

Distell Group Holdings Ltd.	3,420	14,712

Embotelladora Andina SA (Preference), Class B	9,513	22,691

Emperador, Inc.	55,200	8,651

Fomento Economico Mexicano SAB de CV(a)	38,500	251,875

Fraser & Neave Holdings Bhd.	3,700	27,311

Heineken Malaysia Bhd.	1,900	10,587

Hey Song Corp.	2,000	2,179

Hite Jinro Co. Ltd.	1,223	32,571

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	159

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Beverages – (continued)

Lotte Chilsung Beverage Co. Ltd.	150	$13,419

Osotspa PCL, NVDR	22,400	28,731

Tsingtao Brewery Co. Ltd., Class H	10,000	60,820

United Breweries Ltd.	1,379	17,236

United Spirits Ltd.*	6,536	46,708

Varun Beverages Ltd.	1,161	10,351

Vina Concha y Toro SA	1,616	2,542
		1,103,945

Biotechnology – 0.4%

3SBio, Inc.* (b)	18,480	18,951

ABLBio, Inc.*	1,133	16,924

Alteogen, Inc.*	151	11,674

Amicogen, Inc.*	514	11,875

Anterogen Co. Ltd.*	328	9,435

BeiGene Ltd.*	7,500	93,746

Biocon Ltd.	4,294	20,239

Celltrion, Inc.*	2,310	399,077

China Biologic Products Holdings, Inc.*	456	47,533

Green Cross Cell Corp.	258	8,290

Green Cross Corp.	145	17,672

Green Cross Holdings Corp.	631	10,901

G-treeBNT Co. Ltd.*	525	10,858

Helixmith Co. Ltd.*	432	23,613

Hugel, Inc.*	42	13,240

Innovent Biologics, Inc.* (b)	23,000	113,927

iNtRON Biotechnology, Inc.*	920	9,702

Medy-Tox, Inc.	110	10,436

OBI Pharma, Inc.*	2,584	7,794

PharmaEngine, Inc.	4,172	7,394

PharmaEssentia Corp.*	5,000	15,671

Seegene, Inc.	461	35,149

SillaJen, Inc.*	2,522	26,080

TaiMed Biologics, Inc.*	1,000	3,259

Tanvex BioPharma, Inc.*	9,000	11,516

Zai Lab Ltd., ADR*	700	43,904
		998,860

Investments	Shares	Value

Building Products – 0.2%

Astral Poly Technik Ltd.	237	$2,967

China Lesso Group Holdings Ltd.	55,000	78,183

Kajaria Ceramics Ltd.	2,608	13,011

Kyung Dong Navien Co. Ltd.	208	6,128

LG Hausys Ltd.	4,125	174,012

Taiwan Glass Industry Corp.	56,000	16,873

Trakya Cam Sanayii A/S	231,077	106,786

Xxentria Technology Materials Corp.	92,000	167,996
		565,956

Capital Markets – 1.7%

B3 SA – Brasil Bolsa Balcao	44,000	312,283

Banco BTG Pactual SA*	5,200	40,633

Bolsa Mexicana de Valores SAB de CV(a)	6,900	12,687

Brait SE*	10,006	2,152

Bursa Malaysia Bhd.	17,700	24,492

Capital Securities Corp.	4,000	1,321

China Cinda Asset Management Co. Ltd., Class H	330,000	64,277

China Everbright Ltd.(a)	48,000	73,433

China Galaxy Securities Co. Ltd., Class H	165,000	84,284

China Huarong Asset Management Co. Ltd., Class H(b)	220,000	24,689

China International Capital Corp. Ltd., Class H(a) (b)	30,400	46,743

China Merchants Securities Co. Ltd., Class H(a) (b)	484,000	535,672

CITIC Securities Co. Ltd., Class H(a)	110,000	212,271

Coronation Fund Managers Ltd.	7,009	13,797

CSC Financial Co. Ltd., Class H(b)	495,000	457,177

Daishin Securities Co. Ltd.	564	4,606

Daishin Securities Co. Ltd. (Preference)	1,603	11,248

Daou Technology, Inc.	16,830	226,527

Dubai Financial Market PJSC	67,052	13,490

See Accompanying Notes to the Financial Statements.

160	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

Edelweiss Financial Services Ltd.	11,236	$5,955

Egyptian Financial Group-Hermes Holding Co.	9,880	7,070

GF Securities Co. Ltd., Class H	66,000	72,110

Guotai Junan International Holdings Ltd.(a)	1,705,000	224,332

Guotai Junan Securities Co. Ltd., Class H(b)	34,800	50,097

Haitong Securities Co. Ltd., Class H	132,000	120,382

Hanwha Investment & Securities Co. Ltd.*	113,245	165,437

HDFC Asset Management Co. Ltd.(b)	862	29,050

Huatai Securities Co. Ltd., Class H(b)	33,000	54,998

IBF Financial Holdings Co. Ltd.	47,398	17,454

Indiabulls Ventures Ltd.	4,412	6,289

Investec Ltd.	6,985	14,601

Jih Sun Financial Holdings Co. Ltd.	38,410	12,181

JM Financial Ltd.	11,544	10,115

JSE Ltd.	4,205	23,549

KIWOOM Securities Co. Ltd.	675	41,549

Korea Investment Holdings Co. Ltd.	2,035	83,675

Kresna Graha Investama Tbk. PT*	187,300	1,700

Macquarie Korea Infrastructure Fund	6,309	59,287

Meritz Securities Co. Ltd.	7,095	19,041

Mirae Asset Daewoo Co. Ltd.	14,520	66,853

Mirae Asset Daewoo Co. Ltd. (2nd Preference)	6,840	17,262

Moscow Exchange MICEX-RTS PJSC	29,911	48,631

NH Investment & Securities Co. Ltd.	5,665	45,052

Nippon Life India Asset Management Ltd.(b)	5,244	17,231

Investments	Shares	Value

Capital Markets – (continued)

Noah Holdings Ltd., ADR*	800	$22,208

PSG Konsult Ltd.	3,256	1,356

Reinet Investments SCA	4,345	70,175

Samsung Securities Co. Ltd.	3,080	76,087

Shenwan Hongyuan Group Co. Ltd., Class H* (b)	880,000	212,271

Shinyoung Securities Co. Ltd.*	2,035	76,827

Warsaw Stock Exchange	1,040	10,146

Yuanta Securities Korea Co. Ltd.*	58,850	124,129
		3,968,882

Chemicals – 3.6%

Acron PJSC	380	29,650

Advanced Petrochemical Co.	3,851	45,792

AECI Ltd.	74,305	299,364

AK Holdings, Inc.	3,740	77,658

Alpek SAB de CV	14,100	6,787

Asian Paints Ltd.	6,600	154,570

Barito Pacific Tbk. PT*	555,500	54,150

Batu Kawan Bhd.	13,400	39,951

Berger Paints India Ltd.	5,453	36,917

Braskem SA (Preference), Class A	5,300	20,698

Castrol India Ltd.	9,090	15,700

Chambal Fertilizers and Chemicals Ltd.	5,408	9,326

Chandra Asri Petrochemical Tbk. PT	51,500	31,073

China General Plastics Corp.	220,000	134,649

China Lumena New Materials Corp.* ‡ (c)	22,200	—

China Man-Made Fiber Corp.	715,425	156,623

China Petrochemical Development Corp.	76,000	20,676

China Risun Group Ltd., Class H(b)	660,000	191,555

China Steel Chemical Corp.*	8,000	28,248

Ciech SA*	15,620	149,179

Coromandel International Ltd.	1,898	15,020

D&L Industries, Inc.	110,800	11,627

DCM Shriram Ltd.	25,685	94,059

Dongjin Semichem Co. Ltd.	206	2,654

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	161

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Dongyue Group Ltd.(a)	715,000	$316,349

Eastern Polymer Group PCL, NVDR	52,200	7,486

Ecopro Co. Ltd.	624	10,345

Egypt Kuwait Holding Co. SAE	36,677	36,677

ENF Technology Co. Ltd.	6,105	132,777

Engro Corp. Ltd.	11,270	21,626

Engro Fertilizers Ltd.	403,000	154,943

Eternal Materials Co. Ltd.	19,010	17,101

Fauji Fertilizer Co. Ltd.	40,039	27,909

Finolex Industries Ltd.	145	776

Foosung Co. Ltd.	1,768	9,736

Formosa Chemicals & Fibre Corp.	91,000	232,270

Formosa Plastics Corp.	93,000	274,905

Fufeng Group Ltd.* (a)	715,000	243,487

Grand Pacific Petrochemical*	440,000	222,689

Grupa Azoty SA*	3,090	19,774

Hansol Chemical Co. Ltd.	224	15,774

Hanwha Solutions Corp.	3,300	39,407

HDC Holdings Co. Ltd.	25,728	197,851

Huabao International Holdings Ltd.	550,000	217,095

Huchems Fine Chemical Corp.	398	5,716

Indorama Ventures PCL, NVDR	99,000	87,969

Kansai Nerolac Paints Ltd.	2,196	12,104

KCC Corp.	170	23,021

Kolon Industries, Inc.	822	20,812

Korea Petrochemical Ind Co. Ltd.	2,625	302,690

Kumho Petrochemical Co. Ltd.	880	55,178

LG Chem Ltd.	1,045	322,904

LG Chem Ltd. (Preference)	152	21,519

Lotte Chemical Corp.	660	116,730

Lotte Chemical Titan Holding Bhd.(b)	41,200	16,288

LOTTE Fine Chemical Co. Ltd.	1,217	38,954

Mesaieed Petrochemical Holding Co.	89,815	44,402

Investments	Shares	Value

Chemicals – (continued)

Misr Fertilizers Production Co. SAE	1,204	$3,187

Miwon Specialty Chemical Co. Ltd.	1,925	120,387

Namhae Chemical Corp.	1,040	6,649

Nan Ya Plastics Corp.	129,000	287,182

National Industrialization Co.*	5,584	15,109

National Petrochemical Co.	4,256	22,782

Nizhnekamskneftekhim PJSC	36,480	47,358

OCI Co. Ltd.*	721	23,640

Orbia Advance Corp. SAB de CV(a)	20,233	24,167

Oriental Union Chemical Corp.	1,000	568

Petkim Petrokimya Holding A/S*	47,514	24,133

Petronas Chemicals Group Bhd.	55,000	71,628

PhosAgro PJSC	1,281	46,789

PI Industries Ltd.	1,268	26,840

Pidilite Industries Ltd.	2,750	55,919

PTT Global Chemical PCL, NVDR	71,500	83,422

Sahara International Petrochemical Co.	11,932	48,872

Sasa Polyester Sanayi A/S	2,128	2,658

Sasol Ltd.* (a)	25,190	119,689

Saudi Arabian Fertilizer Co.	4,125	77,776

Saudi Basic Industries Corp.	18,590	370,810

Saudi Industrial Investment Group	11,165	55,364

Saudi Kayan Petrochemical Co.*	17,930	41,447

Scientex Bhd.	8,700	16,793

Shinkong Synthetic Fibers Corp.	935,000	345,871

Sinofert Holdings Ltd.*	1,010,000	93,804

Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,980,000	544,016

SK Chemicals Co. Ltd.	213	13,583

SK Materials Co. Ltd.	65	8,402

SKC Co. Ltd.	545	22,163

See Accompanying Notes to the Financial Statements.

162	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

SKCKOLONPI, Inc.	520	$13,998

Sociedad Quimica y Minera de Chile SA (Preference), Class B	2,365	56,157

Soda Sanayii A/S	30,857	25,782

Solar Industries India Ltd.	1,040	12,263

Songwon Industrial Co. Ltd.	11,385	134,551

Soulbrain Co. Ltd.	615	36,846

SRF Ltd.	401	19,858

Supreme Industries Ltd.	1,204	17,549

Taekwang Industrial Co. Ltd.	30	19,697

Taiwan Styrene Monomer	275,000	156,752

Tata Chemicals Ltd.	1,541	5,801

TOA Paint Thailand PCL, NVDR	12,000	13,908

TSRC Corp.	34,000	18,580

Unid Co. Ltd.	3,465	122,851

Unipar Carbocloro SA (Preference)	27,500	118,874

UPL Ltd.	12,646	70,736

Vinythai PCL, NVDR	115,500	81,034

Yanbu National Petrochemical Co.	6,105	73,162
		8,512,597

Commercial Services & Supplies – 0.1%

China Everbright International Ltd.	165,000	95,990

Cleanaway Co. Ltd.	1,000	5,246

Country Garden Services Holdings Co. Ltd.(a)	24,887	115,569

ECOVE Environment Corp.	1,000	7,062

Greentown Service Group Co. Ltd.(a) (b)	30,000	39,859

S-1 Corp.	347	24,634

Sunny Friend Environmental Technology Co. Ltd.	3,000	26,029

Taiwan Secom Co. Ltd.	3,165	9,377

Taiwan Shin Kong Security Co. Ltd.*	8,240	10,045
		333,811

Investments	Shares	Value

Communications Equipment – 0.3%

Accton Technology Corp.	10,000	$73,143

Advanced Ceramic X Corp.	1,000	10,559

Gemtek Technology Corp.*	220,000	153,885

KMW Co. Ltd.*	618	30,939

Seojin System Co. Ltd.	8,030	174,315

Sterlite Technologies Ltd.	60,005	71,555

Wistron NeWeb Corp.	10,093	21,180

ZTE Corp., Class H*	20,400	58,418
		593,994

Construction & Engineering – 1.7%

Acter Group Corp. Ltd.	33,000	237,486

BES Engineering Corp.	55,000	13,169

Budimex SA	460	22,549

CH Karnchang PCL, NVDR	737	390

China Communications Construction Co. Ltd., Class H	194,000	129,878

China Communications Services Corp. Ltd., Class H	1,540,000	1,094,558

China Energy Engineering Corp. Ltd., Class H	3,960,000	423,975

China Railway Construction Corp. Ltd., Class H	85,500	93,746

China Railway Group Ltd., Class H	165,000	99,183

China State Construction International Holdings Ltd.	80,000	61,917

Continental Holdings Corp.	276,000	102,561

CTCI Corp.*	23,000	25,485

Daelim Industrial Co. Ltd.	1,375	99,419

Daewoo Engineering & Construction Co. Ltd.*	11,770	34,389

Dilip Buildcon Ltd.(b)	20,920	72,375

Engineers India Ltd.	7,880	7,062

Gamuda Bhd.	55,221	41,352

GEK Terna Holding Real Estate Construction SA*	1,216	7,752

GS Engineering & Construction Corp.	2,090	43,397

HDC Hyundai Development Co-Engineering & Construction, Class E	1,236	19,121

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	163

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction & Engineering – (continued)

Hyundai Engineering & Construction Co. Ltd.	3,106	$89,347

IJM Corp. Bhd.	86,400	33,354

IS Dongseo Co. Ltd.	1,106	23,147

Kalpataru Power Transmission Ltd.	542	1,650

KEC International Ltd.	516	1,340

KEPCO Engineering & Construction Co., Inc.	602	8,399

Kumho Industrial Co. Ltd.	13,860	92,138

Larsen & Toubro Ltd.	6,139	73,369

Larsen & Toubro Ltd., GDR(b)	296	3,434

Malaysian Resources Corp. Bhd.	83,200	9,384

Metallurgical Corp. of China Ltd., Class H	1,925,000	335,221

PP Persero Tbk. PT	2,084,500	93,890

Samsung Engineering Co. Ltd.*	1,310	12,364

Sinopec Engineering Group Co. Ltd., Class H(a)	825,000	392,687

Sino-Thai Engineering & Construction PCL, NVDR	41,571	19,915

Sterling & Wilson Solar Ltd.(b)	11,165	24,629

Taeyoung Engineering & Construction Co. Ltd.	2,884	34,084

Tekfen Holding A/S	893	1,821

Totalindo Eka Persada Tbk. PT*	262,900	884

United Integrated Services Co. Ltd.	5,000	31,863

Voltas Ltd.	1,251	8,419

Waskita Karya Persero Tbk. PT	385,600	15,683

Wijaya Karya Persero Tbk. PT	164,800	10,525
		3,947,311

Construction Materials – 1.7%

ACC Ltd.	41	644

Ambuja Cements Ltd.	20,064	45,862

Anhui Conch Cement Co. Ltd., Class H	55,000	432,772

Investments	Shares	Value

Construction Materials – (continued)

Asia Cement China Holdings Corp.	27,000	$31,206

Asia Cement Corp.	110,000	162,393

BBMG Corp., Class H(a)	1,320,000	335,434

Cahya Mata Sarawak Bhd.	32,900	10,559

Cementos Argos SA	5,520	5,485

Cementos Argos SA (Preference)	10,296	8,406

Cementos Pacasmayo SAA	4,992	5,989

CEMEX Latam Holdings SA*	7,998	3,673

Cemex SAB de CV(a)	665,500	141,709

Chia Hsin Cement Corp.	330,000	190,877

China National Building Material Co. Ltd., Class H	194,050	244,053

China Resources Cement Holdings Ltd.	110,000	148,987

China Shanshui Cement Group Ltd.*	809,000	228,538

Dalmia Bharat Ltd.	1,648	11,448

Eugene Corp.	36,685	124,496

Grasim Industries Ltd.	6,050	40,677

Grupo Argos SA	7,752	18,235

Grupo Argos SA (Preference)	5,396	11,151

Grupo Cementos de Chihuahua SAB de CV(a)	2,700	7,933

Hanil Cement Co. Ltd.	1,430	100,814

Huaxin Cement Co. Ltd., Class B	203,500	349,003

Indocement Tunggal Prakarsa Tbk. PT	38,500	30,153

Lucky Cement Ltd.	5,787	16,975

POSCO Chemical Co. Ltd.	638	27,123

Qatar National Cement Co. QSC	988	944

Ramco Cements Ltd. (The)	268	1,973

Saudi Cement Co.	2,237	31,395

Semen Indonesia Persero Tbk. PT	66,000	35,274

Shree Cement Ltd.	220	57,912

Siam Cement PCL (The), NVDR	11,000	117,633

Siam City Cement PCL, NVDR	4,700	17,359

Southern Province Cement Co.	1,634	23,281

See Accompanying Notes to the Financial Statements.

164	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction Materials – (continued)

Ssangyong Cement Industrial Co. Ltd.	290	$1,219

Taiwan Cement Corp.	220,000	319,607

TPI Polene PCL, NVDR	377,200	13,990

UltraTech Cement Ltd.	2,367	111,401

Waskita Beton Precast Tbk. PT	7,122,500	70,387

West China Cement Ltd.	1,650,000	293,717

Yanbu Cement Co.	2,888	23,035
		3,853,722

Consumer Finance – 0.7%

360 Finance, Inc., ADR* (a)	33,000	297,000

AEON Credit Service M Bhd.	4,400	9,322

Aju Capital Co. Ltd.	9,900	99,532

Bajaj Finance Ltd.	4,015	123,939

Cholamandalam Financial Holdings Ltd.	3,206	12,680

Cholamandalam Investment and Finance Co. Ltd.	40	85

Gentera SAB de CV	665,500	267,765

KRUK SA	1	19

Krungthai Card PCL, NVDR	4,300	4,519

LexinFintech Holdings Ltd., ADR* (a)	38,555	325,019

Mahindra & Mahindra Financial Services Ltd.	9,847	21,761

Manappuram Finance Ltd.	6,929	12,378

Muangthai Capital PCL, NVDR*	20,600	30,243

Muthoot Finance Ltd.	2,897	33,281

Qudian, Inc., ADR* (a)	75,602	130,791

Safmar Financial Investment	38,278	220,510

Samsung Card Co. Ltd.	1,140	28,068

Shriram Transport Finance Co. Ltd.	3,300	34,320

Srisawad Corp. PCL, NVDR	16,703	27,748

Sundaram Finance Ltd.	1,310	22,014

Transaction Capital Ltd.	17,028	13,991

Yixin Group Ltd.* (a) (b)	122,000	20,773

Yulon Finance Corp.	1,100	3,736
		1,739,494

Investments	Shares	Value

Containers & Packaging – 0.4%

Cheng Loong Corp.	642,000	$457,700

Greatview Aseptic Packaging Co. Ltd.	12,000	4,427

Klabin SA	16,500	54,286

Taiwan Hon Chuan Enterprise Co. Ltd.	165,000	302,406

Vitro SAB de CV, Series A*	71,500	67,416
		886,235

Distributors – 0.0%(d)

Inter Cars SA	402	18,687

Diversified Consumer Services – 0.5%

China Education Group Holdings Ltd.(b)	13,000	21,901

China Maple Leaf Educational Systems Ltd.(a)	56,000	16,470

China Yuhua Education Corp. Ltd.(a) (b)	28,000	28,172

Cogna Educacao	33,000	33,772

Fu Shou Yuan International Group Ltd.	42,000	37,816

GSX Techedu, Inc., ADR* (a)	550	21,758

Lung Yen Life Service Corp.	2,000	3,766

MegaStudyEdu Co. Ltd.	5,390	199,064

New Oriental Education & Technology Group, Inc., ADR*	2,530	322,980

TAL Education Group, ADR*	7,755	420,244

Virscend Education Co. Ltd.(b)	67,000	14,260

Wisdom Education International Holdings Co. Ltd.(b)	40,000	16,924

YDUQS Participacoes SA	5,500	30,836
		1,167,963

Diversified Financial Services – 0.9%

Aditya Birla Capital Ltd.*	14,160	9,419

Bajaj Holdings & Investment Ltd.	750	20,352

Bank of Greece	11,715	168,605

Chailease Holding Co. Ltd.	32,827	126,400

China Shandong Hi-Speed Financial Group Ltd.* (a)	5,610,000	238,805

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	165

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Financial Services – (continued)

Corp. Financiera Colombiana SA*	5,016	$33,016

CSSC Hong Kong Shipping Co. Ltd.(b)	770,000	101,311

Far East Horizon Ltd.	110,000	88,825

FirstRand Ltd.	72,655	160,106

Grupo de Inversiones Suramericana SA	11,440	62,809

Grupo de Inversiones Suramericana SA (Preference)	5,280	25,432

Haci Omer Sabanci Holding A/S	56,540	66,170

Inversiones La Construccion SA	21,031	158,493

L&T Finance Holdings Ltd.	11,529	10,071

Meritz Financial Group, Inc.	947	7,718

Metro Pacific Investments Corp.	381,000	19,424

NICE Holdings Co. Ltd.	728	11,890

Power Finance Corp. Ltd.	29,412	37,365

PSG Group Ltd.(a)	3,850	33,332

REC Ltd.	30,580	38,910

Remgro Ltd.	23,375	174,374

RMB Holdings Ltd.(a)	17,325	49,999

Turkiye Sinai Kalkinma Bankasi A/S*	881,705	129,932

Yuanta Financial Holding Co. Ltd.	495,000	284,650
		2,057,408

Diversified Telecommunication Services – 1.4%

Asia Pacific Telecom Co. Ltd.*	68,164	15,817

Bharti Infratel Ltd.	18,920	43,940

China Telecom Corp. Ltd., Class H	550,000	189,426

China Tower Corp. Ltd., Class H* (b)	880,000	197,514

China Unicom Hong Kong Ltd.	110,000	71,088

Chunghwa Telecom Co. Ltd.	80,000	294,588

CITIC Telecom International Holdings Ltd.	990,000	366,508

Investments	Shares	Value

Diversified Telecommunication Services – (continued)

Emirates Telecommunications Group Co. PJSC	36,080	$152,253

Hellenic Telecommunications Organization SA	5,665	75,079

Jasmine International PCL, NVDR	76,400	9,351

LG Uplus Corp.	10,670	116,906

Link Net Tbk. PT	31,200	5,831

Magyar Telekom Telecommunications plc	279,675	348,650

O2 Czech Republic A/S*	3,092	27,128

Oi SA*	3,580,500	410,084

Ooredoo QPSC	38,060	66,900

Orange Polska SA*	14,014	23,604

Rostelecom PJSC	53,432	59,322

Rostelecom PJSC (Preference)	15,392	14,799

Sarana Menara Nusantara Tbk. PT	739,200	44,725

Saudi Telecom Co.	11,990	289,293

Telecom Egypt Co.	24,843	17,019

Telefonica Brasil SA (Preference)	18,889	159,290

Telekom Malaysia Bhd.	45,600	42,737

Telekomunikasi Indonesia Persero Tbk. PT	962,500	226,471

Telesites SAB de CV* (a)	22,200	14,778

Telkom SA SOC Ltd.	17,936	20,138

TIME dotCom Bhd.	3,000	6,837

Tower Bersama Infrastructure Tbk. PT	121,300	9,745

True Corp. PCL, NVDR	338,400	34,933

Turk Telekomunikasyon A/S*	19,746	20,849
		3,375,603

Electric Utilities – 1.3%

Adani Transmission Ltd.*	6,748	18,587

Alupar Investimento SA	3,500	14,593

Celsia SA ESP	11,648	12,481

Centrais Eletricas Brasileiras SA*	14,300	64,060

Centrais Eletricas Brasileiras SA (Preference), Class B*	11,000	56,572

CESC Ltd.	40,920	357,461

CEZ A/S	3,740	69,871

See Accompanying Notes to the Financial Statements.

166	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – (continued)

Cia de Transmissao de Energia Eletrica Paulista (Preference)	5,500	$19,741

Cia Energetica de Minas Gerais*	6,200	11,075

Cia Energetica de Minas Gerais (Preference)*	16,762	29,478

Cia Paranaense de Energia (Preference)*	5,500	55,271

EDP – Energias do Brasil SA	11,000	34,545

Enea SA*	17,968	24,038

Enel Americas SA	1,657,912	271,701

Enel Chile SA	467,448	38,018

Energisa SA	5,500	44,400

Enerjisa Enerji A/S(b)	7,676	8,456

Engie Energia Chile SA	32,626	40,206

Equatorial Energia SA	38,500	130,365

Federal Grid Co. Unified Energy System PJSC	14,865,298	36,896

First Philippine Holdings Corp.	140,600	159,957

Inter RAO UES PJSC	1,596,292	107,932

Interconexion Electrica SA ESP	8,965	41,627

Korea District Heating Corp.*	2,035	64,468

Korea Electric Power Corp.*	5,225	102,274

Light SA*	7,600	15,949

Manila Electric Co.	7,150	36,083

Moscow United Electric Grid Co. PJSC	9,020,000	123,135

Mosenergo PJSC	5,115,000	135,711

PGE Polska Grupa Energetyczna SA*	40,810	40,621

Power Grid Corp. of India Ltd.	62,315	134,472

ROSSETI PJSC	1,466,436	25,442

RusHydro PJSC	5,256,324	44,788

Saudi Electricity Co.	17,435	79,212

SJVN Ltd.	254,705	71,736

Tata Power Co. Ltd. (The)	10,543	4,451

Tauron Polska Energia SA*	696,795	190,640

Tenaga Nasional Bhd.	60,500	172,214

TGC-1 PJSC	473,000,000	75,732

Investments	Shares	Value

Electric Utilities – (continued)

Transmissora Alianca de Energia Eletrica SA	7,600	$38,609
		3,002,868

Electrical Equipment – 0.9%

ABB India Ltd.*	427	5,121

ABB Power Products & Systems India Ltd.*	411	4,386

AcBel Polytech, Inc.	263,000	184,847

Bharat Heavy Electricals Ltd.	37,473	11,203

Bizlink Holding, Inc.	1,103	7,289

China High Speed Transmission Equipment Group Co. Ltd.	20,000	12,719

Doosan Heavy Industries & Construction Co. Ltd.*	5,872	19,253

Ecopro BM Co. Ltd.	198	11,862

ElSewedy Electric Co.	13,485	7,620

Finolex Cables Ltd.	2,600	8,832

Graphite India Ltd.	32,230	89,400

Gunkul Engineering PCL, NVDR	144,480	11,789

Havells India Ltd.	4,620	34,668

Honbridge Holdings Ltd.* (a)	2,586,000	113,416

Kung Long Batteries Industrial Co. Ltd.	1,000	4,893

LS Corp.	1,320	40,788

LS Electric Co. Ltd.	927	29,747

Shanghai Electric Group Co. Ltd., Class H	1,980,000	612,975

Taihan Electric Wire Co. Ltd.*	7,800	4,129

Teco Electric and Machinery Co. Ltd.	46,000	41,535

V-Guard Industries Ltd.	1,032	2,428

Voltronic Power Technology Corp.*	1,389	33,164

Walsin Lihwa Corp.	110,000	48,644

WEG SA	16,500	121,739

Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	495,000	485,911

Zhuzhou CRRC Times Electric Co. Ltd., Class H	14,300	44,086
		1,992,444

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	167

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – 3.8%

AAC Technologies Holdings, Inc.(a)	19,000	$93,010

Asia Optical Co., Inc.*	8,000	19,532

AU Optronics Corp.	419,000	111,314

Aurora Corp.	4,900	14,830

BH Co. Ltd.*	14,520	200,202

Camsing International Holding Ltd.* ‡ (c)	22,000	2,469

Career Technology MFG. Co. Ltd.	11,330	10,840

Chang Wah Electromaterials, Inc.	15,000	81,466

Chilisin Electronics Corp.	129,490	461,586

China Railway Signal & Communication Corp. Ltd., Class H* (b)	935,000	461,931

Chroma ATE, Inc.	12,000	56,093

Compeq Manufacturing Co. Ltd.	33,000	44,334

Concraft Holding Co. Ltd.	3,512	15,176

Coretronic Corp.*	275,000	295,933

Daea TI Co. Ltd.	1,964	10,300

Daeduck Electronics Co.(c)	618	4,164

Delta Electronics, Inc.	43,000	202,445

Elite Material Co. Ltd.	5,000	21,859

Feelux Co. Ltd.*	1,427	6,008

Flytech Technology Co. Ltd.*	235	541

Foxconn Technology Co. Ltd.	44,000	85,229

General Interface Solution Holding Ltd.	13,000	41,794

Genius Electronic Optical Co. Ltd.	2,237	36,523

Hana Microelectronics PCL, NVDR	22,400	20,077

Hannstar Board Corp.	183,343	246,623

HannStar Display Corp.	103,000	21,891

Hollysys Automation Technologies Ltd.	35,338	506,747

Hon Hai Precision Industry Co. Ltd.	553,000	1,431,944

Honeywell Automation India Ltd.	76	28,989

Investments	Shares	Value

Electronic Equipment, Instruments & Components – (continued)

Iljin Materials Co. Ltd.	936	$30,612

Inari Amertron Bhd.	78,000	25,758

Innolux Corp.	440,000	96,770

ITEQ Corp.	7,554	36,834

Kaimei Electronic Corp.	110,000	127,251

KCE Electronics PCL, NVDR	27,600	14,928

Kingboard Holdings Ltd.	28,000	69,058

Kingboard Laminates Holdings Ltd.	21,000	20,560

L&F Co. Ltd.	574	8,998

Largan Precision Co. Ltd.	2,300	317,892

LG Display Co. Ltd.*	8,470	76,814

LG Innotek Co. Ltd.	377	40,842

Lotes Co. Ltd.	1,256	14,150

Mcnex Co. Ltd.	7,810	190,691

Merry Electronics Co. Ltd.	4,161	19,590

Pan-International Industrial Corp.	263,000	168,485

Partron Co. Ltd.	28,455	187,762

Prosperity Dielectrics Co. Ltd.	55,000	110,605

Redington India Ltd.	185,955	183,863

Samsung Electro-Mechanics Co. Ltd.	1,045	97,343

Samsung SDI Co. Ltd.	1,155	271,107

Simplo Technology Co. Ltd.	3,200	33,575

Sinbon Electronics Co. Ltd.	3,253	16,026

Sunny Optical Technology Group Co. Ltd.	16,400	232,915

Supreme Electronics Co. Ltd.	257,000	291,255

Synnex Technology International Corp.	73,000	97,950

Taiwan PCB Techvest Co. Ltd.	165,000	187,547

Taiwan Union Technology Corp.	7,000	32,014

Telcon RF Pharmaceutical, Inc.*	2,328	9,572

Tong Hsing Electronic Industries Ltd.*	4,000	16,478

Tripod Technology Corp.	20,000	71,629

Unimicron Technology Corp.	41,000	59,081

VS Industry Bhd.	22,800	4,905

Wah Lee Industrial Corp.	110,000	201,234

See Accompanying Notes to the Financial Statements.

168	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

Walsin Technology Corp.	9,378	$67,174

Wintek Corp.* ‡ (c)	64,000	—

WiSoL Co. Ltd.	13,255	112,593

WPG Holdings Ltd.	55,440	72,617

WT Microelectronics Co. Ltd.	330,182	428,043

Yageo Corp.	12,575	165,346

Zhen Ding Technology Holding Ltd.	27,150	98,606
		8,842,323

Energy Equipment & Services – 0.1%

China Oilfield Services Ltd., Class H	50,000	38,827

Dialog Group Bhd.	60,500	46,852

Gulf International Services QSC*	23,256	8,240

Sapura Energy Bhd.	195,700	3,868

Serba Dinamik Holdings Bhd.	54,180	20,034

TMK PJSC	230,450	176,448

Yinson Holdings Bhd.	25,000	30,116
		324,385

Entertainment – 0.9%

Alibaba Pictures Group Ltd.* (a)	340,000	45,612

Bilibili, Inc., ADR* (a)	2,660	72,857

CD Projekt SA	1,406	121,412

CJ CGV Co. Ltd.*	670	14,682

Com2uSCorp	367	32,229

Gamania Digital Entertainment Co. Ltd.	6,000	10,674

iDreamSky Technology Holdings Ltd.* (b)	330,000	203,474

IMAX China Holding, Inc.(b)	1,900	2,863

International Games System Co. Ltd.	2,000	37,530

iQIYI, Inc., ADR*	5,776	98,019

Jcontentree Corp.	239	6,875

JYP Entertainment Corp.	1,093	18,614

Major Cineplex Group PCL, NVDR	25,300	11,338

Investments	Shares	Value

Entertainment – (continued)

Nan Hai Corp. Ltd.(a)	11,000,000	$93,649

NCSoft Corp.	330	174,147

NetDragon Websoft Holdings Ltd.	153,500	427,690

NetEase, Inc., ADR	1,485	512,265

Netmarble Corp.* (b)	935	73,284

NHN Corp.*	315	19,751

Pearl Abyss Corp.*	108	17,045

PVR Ltd.	1,040	14,027

SM Entertainment Co. Ltd.*	831	18,892

SMI Holdings Group Ltd.* ‡ (c)	72,000	10,866

Soft-World International Corp.	5,000	14,057

Webzen, Inc.*	474	6,477

Wemade Co. Ltd.	299	5,803

XPEC Entertainment, Inc.* ‡ (c)	14,800	—
		2,064,132

Equity Real Estate Investment Trusts (REITs) – 0.7%

Attacq Ltd.	22,672	6,679

Concentradora Fibra Danhos SA de CV	18,800	14,702

CPN Retail Growth Leasehold REIT	44,100	40,549

Emlak Konut Gayrimenkul Yatirim Ortakligi A/S*	1,269,895	227,108

Equites Property Fund Ltd.	11,527	10,325

Fibra Uno Administracion SA de CV	60,500	50,235

Fortress REIT Ltd., Class A	56,430	31,096

Fortress REIT Ltd., Class B	37,279	4,750

Growthpoint Properties Ltd.	129,195	97,995

Hyprop Investments Ltd.	162,881	168,513

IGB REIT	68,800	27,680

Investec Property Fund Ltd.	346,280	155,557

KLCCP Stapled Group	6,900	12,580

Korea Asset In Trust Co. Ltd.	34,798	68,971

Macquarie Mexico Real Estate Management SA de CV(b)	19,100	15,971

Pavilion REIT	46,200	17,406

PLA Administradora Industrial S de RL de CV	493,200	517,642

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	169

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Prologis Property Mexico SA de CV	10,400	$17,162

Redefine Properties Ltd.	237,600	29,368

Resilient REIT Ltd.	7,546	14,788

Sunway REIT	39,400	14,386

Vukile Property Fund Ltd.	32,833	9,672

YTL Hospitality REIT	43,000	9,500

Yuexiu REIT	56,000	27,377
		1,590,012

Food & Staples Retailing – 0.9%

Abdullah Al Othaim Markets Co.	944	25,064

Al Meera Consumer Goods Co. QSC	1,990	9,565

Atacadao SA*	7,700	28,449

Avenue Supermarts Ltd.* (b)	2,365	75,069

Berli Jucker PCL	500	622

Berli Jucker PCL, NVDR	32,500	40,430

BGF retail Co. Ltd.	264	34,234

Bid Corp. Ltd.(a)	6,160	81,054

BIM Birlesik Magazalar A/S	10,120	80,141

Cencosud SA	35,915	43,392

Cia Brasileira de Distribuicao*	3,933	48,112

Clicks Group Ltd.	4,675	58,730

Cosco Capital, Inc.	1,784,800	176,320

CP ALL PCL, NVDR	88,000	193,108

Dino Polska SA* (b)	881	37,145

Dis-Chem Pharmacies Ltd.(b)	17,784	21,256

Dongsuh Cos., Inc.	859	12,196

E-MART, Inc.	880	86,668

Eurocash SA	592	3,059

Grupo Comercial Chedraui SA de CV	10,400	12,623

GS Retail Co. Ltd.	575	17,909

Hyundai Greenfood Co. Ltd.	2,808	18,874

InRetail Peru Corp.(b)	933	28,923

Magnit PJSC	3,190	159,179

Massmart Holdings Ltd.*	5,387	7,239

Migros Ticaret A/S*	152	638

Organizacion Soriana SAB de CV, Class B(a)	17,200	12,916

Investments	Shares	Value

Food & Staples Retailing – (continued)

Philippine Seven Corp.	5,321	$13,036

Pick n Pay Stores Ltd.	9,735	30,745

President Chain Store Corp.	11,000	113,934

Puregold Price Club, Inc.	26,060	23,935

Raia Drogasil SA	5,500	106,458

Shoprite Holdings Ltd.	10,010	58,392

Sok Marketler Ticaret A/S*	7,298	11,412

SPAR Group Ltd. (The)	3,630	34,962

Sun Art Retail Group Ltd.	55,000	91,663

Taiwan TEA Corp.	8,000	3,834

Wal-Mart de Mexico SAB de CV	104,500	254,425
		2,055,711

Food Products – 1.8%

Alicorp SAA*	7,591	15,426

Almarai Co. JSC	5,995	78,390

Astra Agro Lestari Tbk. PT*	20,800	8,530

Avanti Feeds Ltd.	2,250	12,963

AVI Ltd.	8,085	34,647

Binggrae Co. Ltd.	321	16,755

Bombay Burmah Trading Co.	10,560	127,136

BRF SA*	17,100	61,251

Britannia Industries Ltd.	1,265	53,328

Camil Alimentos SA*	73,400	110,643

Century Pacific Food, Inc.	17,700	5,021

Charoen Pokphand Foods PCL, NVDR	71,500	59,666

Charoen Pokphand Indonesia Tbk. PT	170,700	52,788

China Foods Ltd.(a)	46,789	15,451

China Huiyuan Juice Group Ltd.* ‡ (c)	24,000	—

China Mengniu Dairy Co. Ltd.*	55,000	196,166

China Modern Dairy Holdings Ltd.*	76,000	8,039

CJ CheilJedang Corp.	206	46,071

CJ CheilJedang Corp. (Preference)	104	9,517

CP Pokphand Co. Ltd.	204,000	17,631

Daesang Corp.	13,256	238,259

Dali Foods Group Co. Ltd.(b)	45,500	27,996

See Accompanying Notes to the Financial Statements.

170	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

Dongwon F&B Co. Ltd.	79	$12,773

Dongwon Industries Co. Ltd.	843	156,361

Dutch Lady Milk Industries Bhd.	700	7,830

FGV Holdings Bhd.*	38,800	7,670

Genting Plantations Bhd.	10,400	23,194

Gruma SAB de CV, Class B(a)	5,225	50,207

Grupo Bimbo SAB de CV, Series A(a)	33,000	49,327

Grupo Lala SAB de CV(a)	16,800	8,008

Grupo Nutresa SA	3,592	20,216

Harim Holdings Co. Ltd.	7	37

Health & Happiness H&H International Holdings Ltd.(a)	5,500	20,965

HUISHAN DAIRY* ‡ (c)	158,000	—

Indofood CBP Sukses Makmur Tbk. PT	57,100	37,907

Indofood Sukses Makmur Tbk. PT	115,500	50,665

Industrias Bachoco SAB de CV, Series B	7,300	21,440

IOI Corp. Bhd.	66,000	62,316

Japfa Comfeed Indonesia Tbk. PT*	350,200	22,954

JBS SA	22,000	96,887

Juhayna Food Industries	35,793	16,658

Kernel Holding SA	2,533	24,528

KRBL Ltd.	2,726	6,959

Kuala Lumpur Kepong Bhd.	11,231	54,849

Lien Hwa Industrial Holdings Corp.	23,967	34,738

Lotte Food Co. Ltd.	330	103,595

Mayora Indah Tbk. PT	83,900	12,127

Minerva SA*	165,000	373,691

Namchow Holdings Co. Ltd.	6,000	9,140

Namyang Dairy Products Co. Ltd.	35	9,221

Naturecell Co. Ltd.*	782	7,092

Nestle India Ltd.	495	118,153

Nestle Malaysia Bhd.	1,700	55,388

Investments	Shares	Value

Food Products – (continued)

Nong Shim Holdings Co. Ltd.	1,210	$73,983

NongShim Co. Ltd.	56	13,581

Oceana Group Ltd.	2,143	7,118

Orion Corp.	550	55,973

Orion Holdings Corp.	1,890	21,871

Ottogi Corp.	15	6,709

Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	122,600	5,852

PPB Group Bhd.	15,680	60,022

QL Resources Bhd.	18,430	34,931

Samyang Corp.	1,980	63,701

Samyang Foods Co. Ltd.	86	7,129

Samyang Holdings Corp.	3,906	159,965

San Miguel Food and Beverage, Inc.	15,960	18,680

Savola Group (The)	6,215	67,033

Sawit Sumbermas Sarana Tbk. PT	135,700	8,165

Sime Darby Plantation Bhd.	60,700	69,876

SLC Agricola SA	55,000	243,844

SPC Samlip Co. Ltd.	191	11,145

Standard Foods Corp.	7,652	17,318

Tata Consumer Products Ltd.	5,780	27,062

Thai Union Group PCL, NVDR	45,100	18,260

Thai Vegetable Oil PCL, NVDR	15,570	11,790

Tiger Brands Ltd.	2,035	20,012

Tingyi Cayman Islands Holding Corp.	40,000	70,791

Ulker Biskuvi Sanayi A/S	4,225	14,326

Uni-President China Holdings Ltd.	42,000	42,312

Uni-President Enterprises Corp.	110,000	257,091

Universal Robina Corp.	19,250	48,077

Want Want China Holdings Ltd.	110,000	78,892

Yihai International Holding Ltd.*	9,000	71,978

Zhou Hei Ya International Holdings Co. Ltd.(b)	14,000	7,856
		4,285,913

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	171

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Gas Utilities – 0.5%

Aygaz A/S	61,490	$90,702

Beijing Enterprises Holdings Ltd.	25,500	90,621

China Gas Holdings Ltd.	44,000	162,609

China Resources Gas Group Ltd.	22,000	124,298

China Tian Lun Gas Holdings Ltd.(a)	165,000	128,129

ENN Energy Holdings Ltd.	16,500	186,447

GAIL India Ltd.	40,480	51,587

Great Taipei Gas Co. Ltd.	5,000	5,095

Grupo Energia Bogota SA ESP	60,577	34,618

Gujarat State Petronet Ltd.	2,352	6,491

Indraprastha Gas Ltd.	945	5,998

Infraestructura Energetica Nova SAB de CV	11,000	34,529

Korea Gas Corp.	1,375	30,413

Kunlun Energy Co. Ltd.	190,000	123,769

Mahanagar Gas Ltd.(b)	1,456	18,860

Perusahaan Gas Negara Tbk. PT	286,100	16,445

Petronas Gas Bhd.	15,700	56,228

Promigas SA ESP	10,792	19,246

Samchully Co. Ltd.	1,430	87,083

Zhongyu Gas Holdings Ltd.	10,000	8,526
		1,281,694

Health Care Equipment & Supplies – 0.1%

Dentium Co. Ltd.*	344	10,559

DIO Corp.*	520	12,227

Ginko International Co. Ltd.	3,000	15,940

Hartalega Holdings Bhd.	33,000	58,326

Kossan Rubber Industries	17,700	23,051

Lifetech Scientific Corp.*	82,000	18,087

Microport Scientific Corp.(a)	11,098	24,165

Pihsiang Machinery Manufacturing Co. Ltd.* ‡ (c)	5,000	—

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	48,000	73,186

Investments	Shares	Value

Health Care Equipment & Supplies – (continued)

St Shine Optical Co. Ltd.	2,000	$23,574

Top Glove Corp. Bhd.	30,700	51,833

Value Added Technology Co. Ltd.	510	10,652
		321,600

Health Care Providers & Services – 0.6%

Apollo Hospitals Enterprise Ltd.	1,800	33,422

Bangkok Chain Hospital PCL, NVDR	4,800	2,033

Bangkok Dusit Medical Services PCL, NVDR	88,000	56,572

Bumrungrad Hospital PCL, NVDR	10,300	37,405

Celltrion Healthcare Co. Ltd.*	1,803	125,187

Chabiotech Co. Ltd.*	1,560	21,829

China Resources Medical Holdings Co. Ltd.	30,000	15,324

Chularat Hospital PCL, NVDR	183,100	13,921

Dr Lal PathLabs Ltd.(b)	430	9,081

Fleury SA	7,200	30,325

Fortis Healthcare Ltd.*	9,651	16,322

Genertec Universal Medical Group Co. Ltd.(a) (b)	687,500	416,809

Hapvida Participacoes e Investimentos SA(b)	5,300	51,343

HLB Life Science Co. Ltd.*	1,132	17,652

IHH Healthcare Bhd.	66,000	80,581

Instituto Hermes Pardini SA	1,800	6,467

Jinxin Fertility Group Ltd.* (a) (b)	28,000	35,721

KPJ Healthcare Bhd.	14,124	2,940

Life Healthcare Group Holdings Ltd.	35,903	34,916

Medipost Co. Ltd.*	446	9,645

Mitra Keluarga Karyasehat Tbk. PT(b)	157,500	20,594

Mouwasat Medical Services Co.	1,395	31,578

Netcare Ltd.	36,355	30,684

Notre Dame Intermedica Participacoes SA	11,000	111,376

Odontoprev SA	4,900	13,578

See Accompanying Notes to the Financial Statements.

172	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Providers & Services – (continued)

Qualicorp Consultoria e Corretora de Seguros SA	6,600	$31,602

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	27,500	48,456

Sinopharm Group Co. Ltd., Class H	22,000	59,595
		1,364,958

Health Care Technology – 0.1%

Alibaba Health Information Technology Ltd.*	68,000	164,554

Ping An Healthcare and Technology Co. Ltd.* (a) (b)	3,200	44,332
		208,886

Hotels, Restaurants & Leisure – 0.6%

Alsea SAB de CV*	9,733	8,122

Altus San Nicolas Corp.* (c)	2,005	207

AmRest Holdings SE*	994	6,565

Ananti, Inc.*	1,058	8,683

Asset World Corp. PCL, NVDR	182,400	31,006

Berjaya Sports Toto Bhd.	11,300	6,097

BK Brasil Operacao e Assessoria a Restaurantes SA*	2,800	4,893

Bloomberry Resorts Corp.	88,700	9,854

Central Plaza Hotel PCL*	1,600	1,068

Central Plaza Hotel PCL, NVDR*	31,200	20,829

China Travel International Investment Hong Kong Ltd.(a)	1,430,000	201,062

CVC Brasil Operadora e Agencia de Viagens SA*	3,400	8,668

DoubleUGames Co. Ltd.	312	14,852

Formosa International Hotels Corp.	2,311	10,997

Genting Bhd.	99,000	96,007

Genting Malaysia Bhd.	71,500	39,408

Gourmet Master Co. Ltd.	4,868	15,797

Grand Korea Leisure Co. Ltd.	1,040	13,529

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

Haidilao International Holding Ltd.(a) (b)	18,164	$79,077

Hana Tour Service, Inc.	403	14,024

Huazhu Group Ltd., ADR(a)	1,650	59,416

Indian Hotels Co. Ltd. (The)	9,131	9,715

Jollibee Foods Corp.	11,480	32,589

Jubilant Foodworks Ltd.	2,038	43,653

Kangwon Land, Inc.	2,640	54,275

Magnum Bhd.	19,400	9,926

Minor International PCL, NVDR	44,000	28,694

MK Restaurants Group PCL, NVDR	10,400	17,679

OPAP SA	4,240	38,081

Paradise Co. Ltd.	2,112	27,300

Saudi Airlines Catering Co.	893	19,002

Thomas Cook India Ltd.	2,244	805

Travellers International Hotel Group, Inc.‡ (c)	209,900	16,926

Tsogo Sun Gaming Ltd.	342,449	48,668

Xiabuxiabu Catering Management China Holdings Co. Ltd.* (b)	11,500	10,473

Yum China Holdings, Inc.	7,425	359,815
		1,367,762

Household Durables – 0.5%

Arcelik A/S*	13,119	30,782

Coway Co. Ltd.	1,046	52,710

Crompton Greaves Consumer Electricals Ltd.	2,687	7,951

Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,400	30,566

Dom Development SA	5,555	104,630

Ez Tec Empreendimentos e Participacoes SA	3,515	19,616

Haier Electronics Group Co. Ltd.	33,000	90,882

Hanssem Co. Ltd.	303	18,104

Kasen International Holdings Ltd.*	32,000	5,119

LG Electronics, Inc.	4,675	210,643

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	173

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Durables – (continued)

LG Electronics, Inc. (Preference)	1,345	$23,402

Lock&Lock Co. Ltd.*	728	6,602

MRV Engenharia e Participacoes SA	11,000	30,785

Nien Made Enterprise Co. Ltd.	4,000	30,938

PIK Group PJSC	5,594	29,616

Skyworth Group Ltd.(a)	1,100,000	256,825

Symphony Ltd.	1,272	15,626

Tatung Co. Ltd.*	46,000	33,259

TCL Electronics Holdings Ltd.	495,000	201,771

TTK Prestige Ltd.	242	15,549

Whirlpool of India Ltd.	674	18,482
		1,233,858

Household Products – 0.2%

Hindustan Unilever Ltd.	15,844	463,128

Jyothy Labs Ltd.	3,300	5,100

Kimberly-Clark de Mexico SAB de CV, Class A	31,000	44,319

Unilever Indonesia Tbk. PT	88,000	48,955

Vinda International Holdings Ltd.	3,000	8,939
		570,441

Independent Power and Renewable Electricity Producers – 1.4%

Aboitiz Power Corp.	34,200	18,589

Adani Green Energy Ltd.*	5,541	15,528

Adani Power Ltd.*	20,413	8,603

AES Gener SA	216,720	31,892

AES Tiete Energia SA	2	1

AES Tiete Energia SA – UNIT*	99,000	265,180

AES Tiete Energia SA (Preference)	30	16

B Grimm Power PCL, NVDR	26,600	36,790

Banpu Power PCL, NVDR	41,600	20,058

BCPG PCL, NVDR	1,600	801

Beijing Enterprises Clean Energy Group Ltd.* (a)	22,000,000	90,811

Investments	Shares	Value

Independent Power and Renewable Electricity Producers – (continued)

CGN New Energy Holdings Co. Ltd.	770,000	$158,920

CGN Power Co. Ltd., Class H* (b)	385,000	96,345

China Everbright Greentech Ltd.(a) (b)	385,000	159,416

China Longyuan Power Group Corp. Ltd., Class H	139,000	69,389

China Power International Development Ltd.	228,000	46,174

China Resources Power Holdings Co. Ltd.	84,000	99,578

Cia Energetica de Sao Paulo (Preference), Class B	7,600	39,535

Colbun SA	27,248	3,993

Datang International Power Generation Co. Ltd., Class H(a)	1,870,000	272,575

Electricity Generating PCL, NVDR	5,500	48,617

Energy Absolute PCL, NVDR	38,500	47,895

Eneva SA*	5,500	36,556

Engie Brasil Energia SA	6,450	46,612

First Gen Corp.	82,400	31,057

GCL New Energy Holdings Ltd.*	5,060,000	70,492

Global Power Synergy PCL, NVDR	20,868	45,470

Gulf Energy Development PCL, NVDR	98,400	117,849

Huadian Power International Corp. Ltd., Class H	1,066,000	369,893

Huaneng Power International, Inc., Class H	180,000	67,799

Hub Power Co. Ltd. (The)*	522,500	274,355

JSW Energy Ltd.	3,160	1,877

Malakoff Corp. Bhd.	2,800	567

NHPC Ltd.	79,420	21,998

NTPC Ltd.	110,165	139,439

OGK-2 PJSC	20,066,280	171,849

Ratch Group PCL, NVDR	9,300	19,115

SPCG PCL, NVDR	313,500	168,595

Taiwan Cogeneration Corp.	18,000	20,006

See Accompanying Notes to the Financial Statements.

174	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Independent Power and Renewable Electricity Producers – (continued)

Terna Energy SA*	933	$8,717

TPI Polene Power PCL, NVDR	156,000	18,900

Unipro PJSC	284,000	10,769
		3,172,621

Industrial Conglomerates – 1.6%

3M India Ltd.*	69	17,826

Aamal Co.	1,062,986	175,169

Aboitiz Equity Ventures, Inc.	51,320	42,249

AG Anadolu Grubu Holding A/S	79,585	189,014

Alfa SAB de CV, Class A(a)	115,500	47,830

Alliance Global Group, Inc.*	243,200	31,166

AntarChile SA	6,469	44,623

Ayala Corp.	5,500	63,499

BGF Co. Ltd.	19,415	76,882

Bidvest Group Ltd. (The)	7,810	64,024

Boustead Holdings Bhd.*	31,200	3,301

CJ Corp.	660	43,875

DMCI Holdings, Inc.	149,300	12,202

Dogan Sirketler Grubu Holding A/S	743,710	191,527

Doosan Co. Ltd.	688	22,784

Doosan Co. Ltd. (Preference)	376	9,227

Dubai Investments PJSC	1,175,295	383,968

Enka Insaat ve Sanayi A/S	31,920	27,629

Far Eastern New Century Corp.	80,000	69,948

Fosun International Ltd.(a)	95,000	120,338

Godrej Industries Ltd.	3,377	11,897

Grupo Carso SAB de CV, Series A1(a)	11,100	22,494

GT Capital Holdings, Inc.*	2,280	20,489

Hanwha Corp.	1,980	33,638

Hanwha Corp. (3rd Preference)	1,425	13,333

HAP Seng Consolidated Bhd.	11,900	20,368

Hong Leong Industries Bhd.	1,200	2,302

Hyosung Corp.	201	11,514

Industries Qatar QSC	37,455	72,523

JG Summit Holdings, Inc.	62,860	63,471

KAP Industrial Holdings Ltd.	1,728,839	188,275

Investments	Shares	Value

Industrial Conglomerates – (continued)

KOC Holding A/S	50,270	$110,329

LG Corp.	5,830	296,656

Lotte Corp.	1,595	52,493

LT Group, Inc.*	131,600	20,232

Mytilineos SA	4,712	35,095

Opus Global Nyrt.*	138,655	114,730

Quinenco SA	12,939	18,889

Reunert Ltd.	104,396	227,324

Samsung C&T Corp.	1,870	162,682

San Miguel Corp.	8,340	16,048

Shanghai Industrial Holdings Ltd.	24,000	40,741

Siemens Ltd.	2,163	32,829

Sigdo Koppers SA	16,555	16,070

Sime Darby Bhd.	22,100	10,279

SK Holdings Co. Ltd.	1,705	254,676

SM Investments Corp.	9,900	165,949

Top Frontier Investment Holdings, Inc.*	28,600	80,563

Turkiye Sise ve Cam Fabrikalari A/S	38,243	26,537
		3,779,507

Insurance – 3.5%

Bajaj Finserv Ltd.	770	52,338

Bangkok Life Assurance PCL, NVDR	269,500	129,107

BB Seguridade Participacoes SA	16,500	80,926

Bupa Arabia for Cooperative Insurance Co.	864	24,712

Cathay Financial Holding Co. Ltd.	384,000	515,246

China Development Financial Holding Corp.	550,000	167,572

China Life Insurance Co. Ltd.	140,000	96,514

China Life Insurance Co. Ltd., Class H	167,000	356,302

China Pacific Insurance Group Co. Ltd., Class H	110,000	364,664

China Reinsurance Group Corp., Class H	3,905,000	458,384

China Taiping Insurance Holdings Co. Ltd.	66,000	111,187

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	175

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Co. for Cooperative Insurance (The)*	2,678	$51,777

DB Insurance Co. Ltd.	2,014	72,976

Discovery Ltd.(a)	10,175	53,742

Fanhua, Inc., ADR	280	5,300

Fubon Financial Holding Co. Ltd.	330,000	469,423

General Insurance Corp. of India(b)	8,949	16,684

Hanwha Life Insurance Co. Ltd.	22,248	32,867

HDFC Life Insurance Co. Ltd.* (b)	11,220	74,862

Hyundai Marine & Fire Insurance Co. Ltd.	2,970	63,619

ICICI Lombard General Insurance Co. Ltd.(b)	1,869	32,121

ICICI Prudential Life Insurance Co. Ltd.(b)	6,796	37,281

IRB Brasil Resseguros S/A	11,000	20,767

Korean Reinsurance Co.	6,490	44,742

Liberty Holdings Ltd.	5,244	20,131

Max Financial Services Ltd.*	2,721	17,023

Mercuries Life Insurance Co. Ltd.*	20,268	6,550

Meritz Fire & Marine Insurance Co. Ltd.	2,860	32,509

Mirae Asset Life Insurance Co. Ltd.	45,267	134,116

Momentum Metropolitan Holdings	38,280	36,477

New China Life Insurance Co. Ltd., Class H	38,500	133,592

Old Mutual Ltd.	208,780	152,563

Panin Financial Tbk. PT*	8,448,000	102,796

People’s Insurance Co. Group of China Ltd. (The), Class H	330,000	108,122

PICC Property & Casualty Co. Ltd., Class H	330,000	316,278

Ping An Insurance Group Co. of China Ltd., Class H(a)	240,000	2,467,381

Porto Seguro SA	4,000	33,466

Investments	Shares	Value

Insurance – (continued)

Powszechny Zaklad Ubezpieczen SA	24,365	$178,156

Qatar Insurance Co. SAQ	75,618	41,682

Qualitas Controladora SAB de CV	7,600	31,715

Rand Merchant Investment Holdings Ltd.	23,045	31,434

Samsung Fire & Marine Insurance Co. Ltd.	1,430	223,575

Samsung Fire & Marine Insurance Co. Ltd. (Preference)	194	20,778

Samsung Life Insurance Co. Ltd.	3,795	152,927

Sanlam Ltd.	41,525	134,038

Santam Ltd.	723	10,828

SBI Life Insurance Co. Ltd.* (b)	5,638	54,571

Shin Kong Financial Holding Co. Ltd.	495,000	142,159

Shinkong Insurance Co. Ltd.	136,000	168,534

Sul America SA	5,500	45,467

Tongyang Life Insurance Co. Ltd.	24,805	60,157

ZhongAn Online P&C Insurance Co. Ltd., Class H* (a) (b)	8,100	28,002
		8,218,140

Interactive Media & Services – 3.6%

58.com, Inc., ADR*	1,540	80,003

9F, Inc., ADR* (a)	5,500	34,760

Autohome, Inc., ADR	990	81,328

Baidu, Inc., ADR*	5,775	582,871

Bitauto Holdings Ltd., ADR* (a)	16,722	203,340

Info Edge India Ltd.	1,474	50,005

JOYY, Inc., ADR*	1,155	70,409

Kakao Corp.	1,155	174,418

Momo, Inc., ADR(a)	3,300	79,464

NAVER Corp.	3,080	499,241

SINA Corp.*	715	24,146

Tencent Holdings Ltd.	120,900	6,503,228

See Accompanying Notes to the Financial Statements.

176	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Interactive Media & Services – (continued)

Weibo Corp., ADR* (a)	1,485	$55,732
		8,438,945

Internet & Direct Marketing Retail – 4.7%

Alibaba Group Holding Ltd., ADR*	33,130	6,714,457

B2W Cia Digital*	5,500	74,423

Baozun, Inc., ADR* (a)	235	7,482

CJ ENM Co. Ltd.	412	43,247

GS Home Shopping, Inc.	133	13,939

HengTen Networks Group Ltd.* (a)	1,032,000	9,718

Hyundai Home Shopping Network Corp.	293	17,314

JD.com, Inc., ADR*	17,820	768,042

Maoyan Entertainment* (b)	13,800	18,691

Meituan Dianping, Class B* (b)	74,900	1,002,873

momo.com, Inc.*	1,000	16,159

Naspers Ltd., Class N	9,240	1,458,506

PChome Online, Inc.	2,763	9,162

Pinduoduo, Inc., ADR* (a)	7,645	362,679

Tongcheng-Elong Holdings Ltd.* (b)	30,400	51,292

Trip.com Group Ltd., ADR*	7,748	199,588

Vipshop Holdings Ltd., ADR*	8,140	129,670
		10,897,242

IT Services – 1.0%

21Vianet Group, Inc., ADR*	1,418	21,227

Cafe24 Corp.*	360	13,030

Cielo SA	22,000	16,500

Digital China Holdings Ltd.	58,000	31,123

GDS Holdings Ltd., ADR* (a)	1,617	92,686

HCL Technologies Ltd.	22,550	163,221

Hexaware Technologies Ltd.	3,640	13,558

Infosys Ltd.	79,200	754,612

Kginicis Co. Ltd.	10,975	198,162

Larsen & Toubro Infotech Ltd.(b)	721	15,294

Mindtree Ltd.	1,813	22,114

Mphasis Ltd.	1,149	11,149

Investments	Shares	Value

IT Services – (continued)

My EG Services Bhd.	41,900	$12,375

NIIT Technologies Ltd.	928	14,872

Persistent Systems Ltd.	900	5,687

Posco ICT Co. Ltd.	2,080	7,554

Samsung SDS Co. Ltd.	770	102,692

SONDA SA	24,083	14,548

Systex Corp.	9,000	24,606

Tata Consultancy Services Ltd.	19,085	511,962

Tech Mahindra Ltd.	11,000	80,015

TravelSky Technology Ltd., Class H	22,000	38,878

Wipro Ltd.	28,641	72,828
		2,238,693

Leisure Products – 0.1%

Giant Manufacturing Co. Ltd.	9,000	53,722

HLB, Inc.*	827	65,158

KMC Kuei Meng International, Inc.	3,315	9,587

Merida Industry Co. Ltd.	5,350	27,617
		156,084

Life Sciences Tools & Services – 0.2%

Divi’s Laboratories Ltd.	1,692	52,564

Genscript Biotech Corp.* (a)	26,000	46,417

LegoChem Biosciences, Inc.*	478	19,105

Samsung Biologics Co. Ltd.* (b)	366	174,522

ST Pharm Co. Ltd.*	344	9,289

Syngene International Ltd.(b)	1,720	7,377

WuXi AppTec Co. Ltd., Class H(b)	4,500	63,561

Wuxi Biologics Cayman, Inc.* (b)	12,000	187,298
		560,133

Machinery – 1.4%

AIA Engineering Ltd.	972	20,815

Airtac International Group	1,784	34,736

Ashok Leyland Ltd.	29,880	20,830

China Conch Venture Holdings Ltd.	36,500	175,147

China International Marine Containers Group Co. Ltd., Class H	24,280	21,673

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	177

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

CIMC Enric Holdings Ltd.(a)	416,000	$194,790

CIMC Vehicles Group Co. Ltd., Class H* (b)	110,000	83,433

CRRC Corp. Ltd., Class H	202,000	107,093

Cummins India Ltd.	2,280	11,461

Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	1,692	23,815

Doosan Bobcat, Inc.	1,980	38,188

Doosan Infracore Co. Ltd.*	403	1,421

Escorts Ltd.	1,997	18,970

Famur SA	204,987	102,713

Haitian International Holdings Ltd.	16,000	28,729

Hiwin Technologies Corp.	5,917	57,307

Hyundai Construction Equipment Co. Ltd.*	8,211	124,332

Hyundai Elevator Co. Ltd.	633	32,158

Hyundai Heavy Industries Holdings Co. Ltd.	440	87,751

Hyundai Mipo Dockyard Co. Ltd.	602	15,193

Hyundai Rotem Co. Ltd.*	1,951	28,822

Iochpe Maxion SA	82,500	193,703

Korea Shipbuilding & Offshore Engineering Co. Ltd.*	1,045	70,927

Lonking Holdings Ltd.	1,265,000	427,522

Marcopolo SA (Preference)	32,659	17,255

Randon SA Implementos e Participacoes (Preference)	113,700	178,532

Rechi Precision Co. Ltd.	165,000	94,883

Samsung Heavy Industries Co. Ltd.*	5,886	20,700

Sany Heavy Equipment International Holdings Co. Ltd.	46,000	24,447

SFA Engineering Corp.	1,204	34,536

Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	37,440	9,622

Shin Zu Shing Co. Ltd.*	4,000	17,756

Sinotruk Hong Kong Ltd.	31,500	63,468

Investments	Shares	Value

Machinery – (continued)

SKF India Ltd.	624	$12,328

Sunonwealth Electric Machine Industry Co. Ltd.	8,000	10,546

Weichai Power Co. Ltd., Class H(a)	99,000	173,166

Yangzijiang Shipbuilding Holdings Ltd.	104,500	73,121

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(a)	869,000	699,473
		3,351,362

Marine – 0.4%

Cia Sud Americana de Vapores SA*	258,035	6,173

COSCO SHIPPING Holdings Co. Ltd., Class H*	1,650,000	476,759

Evergreen Marine Corp. Taiwan Ltd.*	45,558	17,006

HMM Co. Ltd.*	10,455	30,976

Korea Line Corp.*	8,470	126,169

MISC Bhd.	33,000	60,551

Pan Ocean Co. Ltd.*	5,613	15,870

Qatar Navigation QSC	19,954	31,238

U-Ming Marine Transport Corp.	2,000	1,987

Wan Hai Lines Ltd.	9,000	5,115

Wisdom Marine Lines Co. Ltd.*	244,000	206,366

Yang Ming Marine Transport Corp.*	53,000	12,066
		990,276

Media – 0.2%

Astro Malaysia Holdings Bhd.	90,700	19,933

Cheil Worldwide, Inc.	2,544	36,956

China Literature Ltd.* (b)	6,200	27,871

Cyfrowy Polsat SA	6,600	40,736

Grupo Televisa SAB, Series CPO(a)	55,000	59,158

Innocean Worldwide, Inc.	520	24,881

KT Skylife Co. Ltd.	14,410	94,021

LG HelloVision Co. Ltd.	625	2,301

See Accompanying Notes to the Financial Statements.

178	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – (continued)

Media Nusantara Citra Tbk. PT	167,200	$10,285

Megacable Holdings SAB de CV(a)	9,700	24,472

MultiChoice Group*	8,800	41,798

Plan B Media PCL, NVDR	72,800	11,115

Saudi Research & Marketing Group*	1,030	16,924

Sun TV Network Ltd.	1,889	9,662

Surya Citra Media Tbk. PT	85,400	5,052

VGI PCL, NVDR	114,400	29,524

Woongjin Thinkbig Co. Ltd.(c)	34,046	75,164

Zee Entertainment Enterprises Ltd.	12,100	25,676
		555,529

Metals & Mining – 4.2%

African Rainbow Minerals Ltd.	4,290	31,846

Alrosa PJSC	105,600	88,823

Aluminum Corp. of China Ltd., Class H*	114,000	24,264

Aneka Tambang Tbk.	649,010	22,252

Anglo American Platinum Ltd.(a)	1,155	61,415

AngloGold Ashanti Ltd.	8,800	222,671

Assore Ltd.	2,365	40,699

Bradespar SA (Preference)	5,500	30,338

CAP SA*	46,200	225,205

Century Iron & Steel Industrial Co. Ltd.	8,000	22,545

China Hongqiao Group Ltd.	82,500	41,078

China Metal Products	165,000	140,383

China Metal Recycling Holdings Ltd.* ‡ (c)	51,000	—

China Metal Resources Utilization Ltd.* (b)	56,000	21,237

China Oriental Group Co. Ltd.	770,000	234,406

China Steel Corp.	275,000	184,958

China Zhongwang Holdings Ltd.(a)	43,600	10,517

Chung Hung Steel Corp.	550,000	144,822

Investments	Shares	Value

Metals & Mining – (continued)

Cia Siderurgica Nacional SA	27,500	$45,518

Dongkuk Steel Mill Co. Ltd.*	40,150	139,880

Eregli Demir ve Celik Fabrikalari TAS	61,215	70,853

Ezz Steel Co. SAE*	121,385	56,338

Gerdau SA (Preference)	49,500	107,352

Gloria Material Technology Corp.	18,000	9,776

Gold Fields Ltd.(a)	17,545	135,488

Grupa Kety SA	331	29,134

Grupo Mexico SAB de CV, Series B(a)	143,000	308,702

Harmony Gold Mining Co. Ltd.* (a)	21,230	79,556

Hindalco Industries Ltd.	35,805	62,079

Hsin Kuang Steel Co. Ltd.	165,000	133,170

Hyundai Steel Co.	2,695	47,775

Impala Platinum Holdings Ltd.	36,245	221,437

Industrias Penoles SAB de CV(a)	3,040	23,758

Jiangxi Copper Co. Ltd., Class H	55,000	53,777

Jinchuan Group International Resources Co. Ltd.	1,980,000	140,474

Jindal Steel & Power Ltd.*	9,044	11,441

JSW Steel Ltd.	23,815	57,290

KGHM Polska Miedz SA*	5,610	104,284

KISWIRE Ltd.	720	8,480

Korea Zinc Co. Ltd.	275	87,119

Koza Altin Isletmeleri A/S*	2,182	22,430

Koza Anadolu Metal Madencilik Isletmeleri A/S*	120,065	196,687

Kumba Iron Ore Ltd.	2,475	47,534

Maanshan Iron & Steel Co. Ltd., Class H(a)	1,100,000	356,150

Magnitogorsk Iron & Steel Works PJSC	93,624	50,972

Mechel PJSC*	124,300	110,384

Mechel PJSC (Preference)	58,382	58,422

Merdeka Copper Gold Tbk. PT*	326,800	27,023

Metalurgica Gerdau SA	66,000	59,254

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	179

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Metalurgica Gerdau SA (Preference)	467,500	$444,761

MMC Norilsk Nickel PJSC	1,265	350,306

National Aluminium Co. Ltd.	297,550	126,002

NMDC Ltd.	36,355	38,996

Northam Platinum Ltd.*	7,824	39,386

Novolipetsk Steel PJSC	52,332	90,824

Polyus PJSC	550	90,069

Poongsan Corp.	11,521	199,983

POSCO	3,135	474,708

Press Metal Aluminium Holdings Bhd.	44,000	40,316

Qatar Aluminum Manufacturing Co.	1,730,025	298,870

Raspadskaya OJSC	90,758	130,144

Saudi Arabian Mining Co.*	9,570	95,190

Seah Besteel Corp.	8,635	65,837

Severstal PAO	8,965	107,849

Shandong Gold Mining Co. Ltd., Class H(b)	9,750	28,990

Shougang Fushan Resources Group Ltd.	2,200,000	437,029

Sibanye Stillwater Ltd.*	100,818	207,290

Steel Authority of India Ltd.	13,988	5,933

TA Chen Stainless Pipe*	44,962	40,295

Tata Steel Ltd.	6,710	26,654

Tung Ho Steel Enterprise Corp.	495,000	384,527

Usinas Siderurgicas de Minas Gerais SA	6,900	6,756

Usinas Siderurgicas de Minas Gerais SA (Preference), Class A	28,000	24,828

Vale Indonesia Tbk. PT*	6,000	1,037

Vale SA*	143,000	1,185,041

Vedanta Ltd.	68,915	82,180

Volcan Cia Minera SAA, Class B*	176,027	15,070

YC INOX Co. Ltd.*	220,000	176,820

Young Poong Corp.	65	27,793

Zhaojin Mining Industry Co. Ltd., Class H	3,500	3,955

Investments	Shares	Value

Metals & Mining – (continued)

Zijin Mining Group Co. Ltd., Class H	220,000	$90,811
		9,748,246

Multiline Retail – 0.4%

Aeon Co. M Bhd.	28,000	7,358

Central Retail Corp. PCL, NVDR*	46,275	52,918

El Puerto de Liverpool SAB de CV, Class C1(a)	2,700	6,884

Future Retail Ltd.*	7,735	8,766

Golden Eagle Retail Group Ltd.	5,000	4,811

Hyundai Department Store Co. Ltd.	760	45,346

Lojas Americanas SA*	5,300	19,904

Lojas Americanas SA (Preference)*	16,739	76,934

Lojas Renner SA	16,500	117,015

Lotte Shopping Co. Ltd.	211	17,282

Magazine Luiza SA	15,400	141,389

Matahari Department Store Tbk. PT	1,414,000	115,972

Mitra Adiperkasa Tbk. PT	258,000	11,361

Poya International Co. Ltd.	2,000	33,629

Ripley Corp. SA	50,856	15,817

SACI Falabella	14,136	38,554

Shinsegae, Inc.	330	71,772

Woolworths Holdings Ltd.	22,660	37,621
		823,333

Multi-Utilities – 0.0%(d)

Qatar Electricity & Water Co. QSC	10,488	43,496

YTL Corp. Bhd.	76,326	13,579

YTL Power International Bhd.	120,500	19,196
		76,271

Oil, Gas & Consumable Fuels – 5.9%

Adaro Energy Tbk. PT	781,000	48,304

Bangchak Corp. PCL, NVDR	223,600	127,850

Banpu PCL, NVDR	129,200	23,360

Bashneft PJSC	1,521	35,892

Bashneft PJSC (Preference)	1,163	21,648

See Accompanying Notes to the Financial Statements.

180	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Bharat Petroleum Corp. Ltd.	36,025	$177,499

Bukit Asam Tbk. PT	206,000	25,966

China Coal Energy Co. Ltd., Class H	110,000	29,372

China Petroleum & Chemical Corp., Class H	1,144,000	578,467

China Shenhua Energy Co. Ltd., Class H	156,500	279,798

CNOOC Ltd.	715,000	810,703

Coal India Ltd.	62,755	124,098

Cosan SA	4,923	54,875

Dana Gas PJSC	117,116	23,499

Ecopetrol SA	216,645	115,517

Empresas COPEC SA	8,250	51,495

Enauta Participacoes SA	4,600	7,758

Esso Thailand PCL, NVDR	704,200	117,530

Exxaro Resources Ltd.	12,540	73,615

Formosa Petrochemical Corp.	38,000	114,627

Gazprom PJSC	524,368	1,347,283

Gazprom PJSC, ADR	3,466	17,593

Great Eastern Shipping Co. Ltd. (The)	878	2,746

Grupa Lotos SA	4,345	65,430

GS Holdings Corp.	2,420	76,565

Hellenic Petroleum SA	3,199	21,198

Hindustan Petroleum Corp. Ltd.	26,455	77,609

IDG Energy Investment Ltd.*	162,000	14,001

Indian Oil Corp. Ltd.	103,840	116,430

Indo Tambangraya Megah Tbk. PT	245,600	118,879

Inner Mongolia Yitai Coal Co. Ltd., Class B	649,000	401,082

IRPC PCL, NVDR	500,500	41,457

LUKOIL PJSC	18,425	1,202,566

Mangalore Refinery & Petrochemicals Ltd.	109,517	47,324

Mari Petroleum Co. Ltd.	1,984	14,473

Medco Energi Internasional Tbk. PT*	3,247,600	98,247

MOL Hungarian Oil & Gas plc	20,405	129,858

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Motor Oil Hellas Corinth Refineries SA	3,300	$48,470

Novatek PJSC	21,450	300,856

Oil & Gas Development Co. Ltd.	42,500	27,921

Oil & Natural Gas Corp. Ltd.	113,795	121,076

Oil India Ltd.	22,479	29,575

Pakistan Oilfields Ltd.	84,940	168,275

Pakistan Petroleum Ltd.	29,830	16,988

Pakistan State Oil Co. Ltd.	176,000	169,465

PetroChina Co. Ltd., Class H	946,000	340,457

Petroleo Brasileiro SA	121,000	416,871

Petroleo Brasileiro SA (Preference)	192,500	641,868

Petron Corp.	1,815,000	114,855

Petronas Dagangan Bhd.	6,600	31,220

Petronet LNG Ltd.	12,210	39,510

Pilipinas Shell Petroleum Corp.*	275,060	100,944

Polski Koncern Naftowy ORLEN SA	12,650	190,492

Polskie Gornictwo Naftowe i Gazownictwo SA	47,410	42,508

PTT Exploration & Production PCL	469	1,225

PTT Exploration & Production PCL, NVDR	32,531	84,960

PTT PCL, NVDR	379,500	416,388

Qatar Fuel QSC	10,450	45,950

Qatar Gas Transport Co. Ltd.	83,144	57,043

Reliance Industries Ltd.	64,460	1,258,384

Rosneft Oil Co. PJSC	50,880	230,942

Rosneft Oil Co. PJSC, GDR(b)	1,920	8,605

RussNeft PJSC*	2,048	11,521

Semirara Mining & Power Corp.	102,400	24,579

Sinopec Kantons Holdings Ltd.	660,000	292,866

SK Discovery Co. Ltd.	228	4,716

SK Gas Ltd.	2,620	164,281

SK Innovation Co. Ltd.	2,475	199,674

S-Oil Corp.	1,925	110,591

S-Oil Corp. (Preference)	208	6,666

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	181

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Star Petroleum Refining PCL, NVDR	51,900	$9,384

Surgutneftegas PJSC	401,500	201,514

Surgutneftegas PJSC, ADR, OTC	9,182	43,890

Surgutneftegas PJSC (Preference)	280,500	137,844

Tatneft PJSC	39,474	293,591

Tatneft PJSC, ADR	4,806	214,444

Tatneft PJSC (Preference)	7,425	51,619

Thai Oil PCL, NVDR	38,500	48,787

Transneft PJSC (Preference)	74	136,595

Tupras Turkiye Petrol Rafinerileri A/S*	4,290	55,731

Ultrapar Participacoes SA	16,500	44,197

United Tractors Tbk. PT	66,000	72,323

Yanzhou Coal Mining Co. Ltd., Class H	96,000	72,814
		13,737,089

Paper & Forest Products – 0.5%

Century Textiles & Industries Ltd.	1,872	7,280

Duratex SA*	8,874	15,967

Empresas CMPC SA	26,895	57,907

Indah Kiat Pulp & Paper Corp. Tbk. PT	55,000	20,521

Lee & Man Paper Manufacturing Ltd.	47,000	28,980

Longchen Paper & Packaging Co. Ltd.	23,991	10,811

Nine Dragons Paper Holdings Ltd.	55,000	53,210

Pabrik Kertas Tjiwi Kimia Tbk. PT	60,500	20,336

Sappi Ltd.*	355,850	435,972

Suzano SA*	11,000	80,082

YFY, Inc.	825,000	355,119
		1,086,185

Personal Products – 0.4%

Amorepacific Corp.	599	87,015

Amorepacific Corp. (Preference)	380	19,523

Investments	Shares	Value

Personal Products – (continued)

AMOREPACIFIC Group	715	$34,094

AMOREPACIFIC Group (Preference)	312	5,633

Chlitina Holding Ltd.	2,000	13,250

Colgate-Palmolive India Ltd.	1,511	29,359

Cosmax, Inc.	322	23,520

Dabur India Ltd.	12,155	79,199

Emami Ltd.	4,766	12,352

Gillette India Ltd.	103	7,314

Godrej Consumer Products Ltd.	8,690	62,859

Grape King Bio Ltd.	4,000	26,634

Hengan International Group Co. Ltd.	16,000	142,718

Kolmar Korea Co. Ltd.	643	22,534

Kolmar Korea Holdings Co. Ltd.	4,070	72,986

LG Household & Health Care Ltd.	165	187,689

LG Household & Health Care Ltd. (Preference)	43	25,621

Marico Ltd.	9,900	37,836

Natura & Co. Holding SA*	10,500	68,897

TCI Co. Ltd.	3,186	24,696
		983,729

Pharmaceuticals – 1.3%

Adcock Ingram Holdings Ltd.	5,074	12,264

Ajanta Pharma Ltd.	384	7,605

Alkem Laboratories Ltd.	919	31,811

Aspen Pharmacare Holdings Ltd.*	14,410	90,736

Aurobindo Pharma Ltd.	7,068	58,906

Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	10,000	13,957

Bukwang Pharmaceutical Co. Ltd.	52	1,114

Cadila Healthcare Ltd.	4,844	20,896

Caregen Co. Ltd.	258	12,281

Celltrion Pharm, Inc.*	178	10,314

Center Laboratories, Inc.	4,071	6,599

China Grand Pharmaceutical and Healthcare Holdings Ltd.(a)	32,000	21,217

See Accompanying Notes to the Financial Statements.

182	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

China Medical System Holdings Ltd.	38,000	$45,292

China Resources Pharmaceutical Group Ltd.(b)	86,000	54,358

China Shineway Pharmaceutical Group Ltd.	165,000	122,595

China Traditional Chinese Medicine Holdings Co. Ltd.(a)	62,000	27,512

Chong Kun Dang Pharmaceutical Corp.	282	22,334

Cipla Ltd.	7,210	56,609

CSPC Pharmaceutical Group Ltd.	108,000	214,541

Daewoong Co. Ltd.	339	4,841

Daewoong Pharmaceutical Co. Ltd.	49	4,303

Dong-A Socio Holdings Co. Ltd.	104	7,460

Dong-A ST Co. Ltd.	94	7,044

Dr Reddy’s Laboratories Ltd.	1,815	95,138

Genomma Lab Internacional SAB de CV, Class B*	12,000	9,782

GlaxoSmithKline Pharmaceuticals Ltd.	1,140	21,925

Glenmark Pharmaceuticals Ltd.	990	4,443

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	6,000	15,866

Hanall Biopharma Co. Ltd.*	919	18,328

Hanmi Pharm Co. Ltd.	197	41,875

Hanmi Science Co. Ltd.	1,222	28,683

Hansoh Pharmaceutical Group Co. Ltd.* (b)	16,000	62,123

Hua Han Health Industry Holdings Ltd.* ‡ (c)	3,780,000	—

Hypera SA*	9,200	49,422

Il Dong Pharmaceutical Co. Ltd.*	502	5,335

Ilyang Pharmaceutical Co. Ltd.	756	20,351

Investments	Shares	Value

Pharmaceuticals – (continued)

Jubilant Life Sciences Ltd.	1,723	$9,183

JW Holdings Corp.	28,554	116,588

JW Pharmaceutical Corp.	230	5,521

Kalbe Farma Tbk. PT	481,900	46,651

Komipharm International Co. Ltd.*	1,575	25,336

Kwang Dong Pharmaceutical Co. Ltd.	21,010	104,494

Livzon Pharmaceutical Group, Inc., Class H	3,930	17,464

Lotus Pharmaceutical Co. Ltd.*	5,000	12,594

Lupin Ltd.	4,620	51,389

Luye Pharma Group Ltd.(a) (b)	39,500	19,260

Mega Lifesciences PCL, NVDR	23,000	20,615

Mezzion Pharma Co. Ltd.*	198	25,302

Natco Pharma Ltd.	2,480	20,168

Oscotec, Inc.*	808	14,788

Pfizer Ltd.	341	22,259

Pharmally International Holding Co. Ltd.	2,564	14,141

Piramal Enterprises Ltd.	2,145	28,243

Richter Gedeon Nyrt.	2,695	57,870

Sam Chun Dang Pharm Co. Ltd.	307	7,748

Samjin Pharmaceutical Co. Ltd.	344	7,157

Sanofi India Ltd.	163	16,883

ScinoPharm Taiwan Ltd.	6,000	5,841

Sihuan Pharmaceutical Holdings Group Ltd.(a)	2,309,000	232,319

Sino Biopharmaceutical Ltd.	154,000	225,269

Sun Pharmaceutical Industries Ltd.	24,255	150,013

Tong Ren Tang Technologies Co. Ltd., Class H	17,000	13,552

Torrent Pharmaceuticals Ltd.	717	22,394

United Laboratories International Holdings Ltd. (The)(a)	414,000	359,937

YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a) (b)	800	3,029

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	183

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

Yuhan Corp.	1,047	$40,516

Yungjin Pharmaceutical Co. Ltd.*	5,316	21,793
		2,946,177

Professional Services – 0.0%(d)

51job, Inc., ADR*	291	17,443

Benefit Systems SA*	33	6,375

L&T Technology Services Ltd.(b)	103	1,694

Quess Corp. Ltd.* (b)	1,983	5,470

Sporton International, Inc.	2,386	15,847
		46,829

Real Estate Management & Development – 6.1%

8990 Holdings, Inc.*	40,000	8,649

Agile Group Holdings Ltd.	84,000	94,702

Aldar Properties PJSC	179,905	89,142

AP Thailand PCL, NVDR	654,500	102,155

Arabian Centres Co. Ltd.	4,636	29,680

Ayala Land, Inc.	93,500	59,261

Bangkok Land PCL, NVDR	100	3

Barwa Real Estate Co.	87,450	68,692

BR Malls Participacoes SA	16,500	30,602

BR Properties SA	4,577	7,390

Bumi Serpong Damai Tbk. PT*	336,800	15,963

C&D International Investment Group Ltd.(a)	148,000	211,146

Cathay Real Estate Development Co. Ltd.	33,100	22,040

Cencosud Shopping SA*	11,704	20,721

Central China Real Estate Ltd.	440,000	224,758

Central Pattana PCL, NVDR	22,000	33,318

China Aoyuan Group Ltd.	55,000	64,419

China Dili Group*	112,600	25,418

China Evergrande Group(a)	144,000	255,592

China Jinmao Holdings Group Ltd.	220,000	153,528

China Logistics Property Holdings Co. Ltd.* (b)	59,000	22,223

China Merchants Land Ltd.	880,000	145,298

Investments	Shares	Value

Real Estate Management & Development – (continued)

China Overseas Grand Oceans Group Ltd.	76,000	$47,547

China Overseas Land & Investment Ltd.	169,000	620,205

China Resources Land Ltd.	123,777	507,731

China SCE Group Holdings Ltd.	103,000	45,173

China South City Holdings Ltd.(a)	2,970,000	283,501

China Vanke Co. Ltd., Class H(a)	71,500	237,954

Chong Hong Construction Co. Ltd.	10,000	27,710

CIFI Holdings Group Co. Ltd.	184,047	139,833

Ciputra Development Tbk. PT	365,949	13,408

Corp. Inmobiliaria Vesta SAB de CV	15,200	21,086

Cosmopolitan International Holdings Ltd.* (a)	770,000	99,325

Country Garden Holdings Co. Ltd.(a)	330,000	425,252

DaFa Properties Group Ltd.	165,000	97,054

DAMAC Properties Dubai Co. PJSC*	104,520	17,728

Dar Al Arkan Real Estate Development Co.*	8,271	17,864

Dexin China Holdings Co. Ltd.* (a) (b)	495,000	199,856

DLF Ltd.	14,053	27,481

Dongwon Development Co. Ltd.	27,390	79,802

DoubleDragon Properties Corp.*	400,020	128,235

E-House China Enterprise Holdings Ltd.(b)	429,000	379,066

Emaar Development PJSC	41,305	25,864

Emaar Economic City*	7,389	14,463

Emaar Malls PJSC	46,896	16,470

Emaar Properties PJSC	152,625	113,437

Fantasia Holdings Group Co. Ltd.*	742,500	143,666

Farglory Land Development Co. Ltd.	6,000	8,676

Filinvest Development Corp.	92,700	15,815

See Accompanying Notes to the Financial Statements.

184	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Filinvest Land, Inc.	6,490,000	$122,307

Gemdale Properties & Investment Corp. Ltd.	378,000	59,974

Globe Trade Centre SA	103	192

Godrej Properties Ltd.*	1,507	13,598

Greenland Hong Kong Holdings Ltd.	495,000	183,254

Greentown China Holdings Ltd.(a)	61,000	66,017

Guangzhou R&F Properties Co. Ltd., Class H(a)	814,000	1,026,904

Guorui Properties Ltd.(a) (b)	495,000	81,730

Hanson International Tbk. PT* ‡ (c)	2,409,275	6,074

Highwealth Construction Corp.	48,000	70,459

Hopson Development Holdings Ltd.	22,000	24,831

Huang Hsiang Construction Corp.	70,000	79,095

Hung Sheng Construction Ltd.	279,600	166,426

IOI Properties Group Bhd.	52,800	12,525

Jaya Real Property Tbk. PT	2,073,500	56,316

Jiayuan International Group Ltd.(a)	770,000	320,819

Joy City Property Ltd.	2,200,000	175,947

Kaisa Group Holdings Ltd.*	110,000	42,000

Korea Real Estate Investment & Trust Co. Ltd.	101,035	155,891

KWG Group Holdings Ltd.*	55,000	81,021

LAMDA Development SA*	1,368	8,990

Logan Property Holdings Co. Ltd.	68,000	107,013

Longfor Group Holdings Ltd.(b)	67,500	341,751

LSR Group PJSC	23,925	195,415

LVGEM China Real Estate Investment Co. Ltd.	770,000	224,474

MAS Real Estate, Inc.	13,905	8,139

MBK PCL, NVDR	29,800	14,644

Medinet Nasr Housing	24,052	4,688

Megaworld Corp.	256,200	13,112

Investments	Shares	Value

Real Estate Management & Development – (continued)

Midea Real Estate Holding Ltd.(b)	14,000	$35,685

Mingfa Group International Co. Ltd.* ‡ (c)	36,000	—

Multiplan Empreendimentos Imobiliarios SA*	500	1,929

NEPI Rockcastle plc	9,350	40,679

Oberoi Realty Ltd.	4,021	18,446

OSK Holdings Bhd.	572,000	103,758

Pakuwon Jati Tbk. PT	534,400	13,580

Palm Hills Developments SAE*	906,785	74,443

Parque Arauco SA	18,315	30,696

Poly Property Group Co. Ltd.	1,265,000	440,576

Powerlong Real Estate Holdings Ltd.	93,000	56,863

Prestige Estates Projects Ltd.	652	1,510

Pruksa Holding PCL, NVDR	3,300	1,112

Quality Houses PCL, NVDR	2,849,000	183,153

Radium Life Tech Co. Ltd.	385,000	137,239

Redco Properties Group Ltd.(b)	26,000	12,174

Redsun Properties Group Ltd.	605,000	200,565

Road King Infrastructure Ltd.	142,000	218,705

Robinsons Land Corp.	27,906	8,326

Ronshine China Holdings Ltd.* (a) (b)	38,500	40,028

Ruentex Development Co. Ltd.	33,400	50,095

Sansiri PCL, NVDR	3,663,000	80,381

Seazen Group Ltd.*	80,000	77,499

Shanghai Industrial Urban Development Group Ltd.	1,210,000	118,622

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	704,240	586,632

Shenzhen Investment Ltd.	115,930	37,834

Shimao Property Holdings Ltd.	49,500	199,856

Shining Building Business Co. Ltd.*	13,786	4,223

Shui On Land Ltd.	75,000	13,254

Sime Darby Property Bhd.	73,800	11,156

Singha Estate PCL, NVDR*	77,400	3,995

Sino-Ocean Group Holding Ltd.	85,767	22,569

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	185

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Six of October Development & Investment	168,080	$112,053

SK D&D Co. Ltd.	4,815	96,620

Skyfame Realty Holdings Ltd.	1,980,000	260,515

SM Prime Holdings, Inc.	225,500	138,673

SOHO China Ltd.	48,500	23,148

SP Setia Bhd. Group	53,194	10,020

Summarecon Agung Tbk. PT	219,800	6,561

Sunac China Holdings Ltd.	105,000	465,923

Sunway Bhd.	50,749	18,529

Supalai PCL, NVDR	48,600	22,381

Talaat Moustafa Group	51,370	18,526

Tian An China Investment Co. Ltd.	330,000	131,960

Times China Holdings Ltd.	44,000	73,671

UEM Sunrise Bhd.*	71,900	7,190

United Development Co. QSC	1,121,285	325,822

UOA Development Bhd.	18,800	7,301

Vista Land & Lifescapes, Inc.	147,400	12,603

WHA Corp. PCL, NVDR	113,390	9,602

Yuexiu Property Co. Ltd.	330,000	62,575

Yuzhou Properties Co. Ltd.	53,243	22,664

Zall Smart Commerce Group Ltd.* (a)	2,744,000	283,166

Zhenro Properties Group Ltd.(b)	113,000	72,444

Zhongliang Holdings Group Co. Ltd.(b)	38,000	27,891

Zhuguang Holdings Group Co. Ltd.*	40,000	5,727
		14,143,656

Road & Rail – 0.2%

Autohellas SA	12,650	65,052

BTS Group Holdings PCL, NVDR	119,840	42,595

CAR, Inc.*	25,000	7,288

Cia de Locacao das Americas*	4,500	11,039

CJ Logistics Corp.*	188	22,836

Container Corp. of India Ltd.	4,571	22,707

Investments	Shares	Value

Road & Rail – (continued)

Cosan Logistica SA*	4,018	$11,401

GMexico Transportes SAB de CV(b)	21,300	19,887

Localiza Rent a Car SA*	12,950	81,791

Rumo SA*	22,000	80,428
		365,024

Semiconductors & Semiconductor Equipment – 4.5%

A-DATA Technology Co. Ltd.	134,000	257,757

Ardentec Corp.	258,000	228,618

ASE Technology Holding Co. Ltd.	55,000	124,107

ASMedia Technology, Inc.	1,104	31,112

Chang Wah Technology Co. Ltd.	97,000	98,186

Chipbond Technology Corp.*	15,000	28,551

Darwin Precisions Corp.	11,000	4,346

DB HiTek Co. Ltd.	23,430	514,385

Elan Microelectronics Corp.	8,400	27,259

Elite Advanced Laser Corp.	3,960	9,455

Elite Semiconductor Memory Technology, Inc.	12,000	16,545

eMemory Technology, Inc.	2,000	19,000

Eo Technics Co. Ltd.	390	23,206

Epistar Corp.*	32,000	41,323

Everlight Electronics Co. Ltd.	275,000	301,481

Faraday Technology Corp.	6,000	8,747

Formosa Advanced Technologies Co. Ltd.	110,000	138,903

GCL-Poly Energy Holdings Ltd.* (a)	8,635,000	247,276

GemVax & Kael Co. Ltd.*	920	16,800

Global Unichip Corp.	2,000	16,310

Globalwafers Co. Ltd.	10,000	129,471

Greatek Electronics, Inc.	26,000	39,783

Hanmi Semiconductor Co. Ltd.	17,082	109,772

Holtek Semiconductor, Inc.	1,000	2,230

Hua Hong Semiconductor Ltd.(a) (b)	11,000	21,369

Jusung Engineering Co. Ltd.	774	3,437

KC Tech Co. Ltd.	7,370	109,178

Koh Young Technology, Inc.	416	27,689

See Accompanying Notes to the Financial Statements.

186	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

LandMark Optoelectronics Corp.	2,000	$18,899

LEENO Industrial, Inc.	416	30,489

Lextar Electronics Corp.	12,000	7,102

Machvision, Inc.	1,000	11,350

Macronix International	37,000	44,918

MediaTek, Inc.*	32,000	446,589

Nanya Technology Corp.	31,000	67,762

Novatek Microelectronics Corp.*	12,000	75,261

On-Bright Electronics, Inc.	2,000	15,335

Parade Technologies Ltd.	1,400	34,745

Phison Electronics Corp.	5,000	48,173

Pixart Imaging, Inc.	5,000	29,677

Powertech Technology, Inc.	35,000	118,877

Radiant Opto-Electronics Corp.	20,330	67,547

Realtek Semiconductor Corp.*	9,070	78,541

SDI Corp.	7,000	11,417

Semiconductor Manufacturing International Corp.* (a)	66,000	126,171

Seoul Semiconductor Co. Ltd.	1,370	14,842

Sigurd Microelectronics Corp.*	232,552	286,227

Silergy Corp.	2,000	80,373

Silicon Works Co. Ltd.	416	10,294

Sino-American Silicon Products, Inc.	23,000	68,915

Sitronix Technology Corp.	5,000	24,633

SK Hynix, Inc.	24,200	1,662,391

Taiwan Semiconductor Co. Ltd.	9,000	11,592

Taiwan Semiconductor Manufacturing Co. Ltd.	400,000	4,095,976

Tokai Carbon Korea Co. Ltd.	86	5,082

United Microelectronics Corp.	220,000	115,044

United Renewable Energy Co. Ltd.*	44,003	7,813

Vanguard International Semiconductor Corp.	24,000	56,415

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

Visual Photonics Epitaxy Co. Ltd.	6,000	$17,917

Wafer Works Corp.	16,798	18,472

Win Semiconductors Corp.	6,961	62,970

Winbond Electronics Corp.	93,000	43,785

WONIK IPS Co. Ltd.*	824	18,834

XinTec, Inc.*	6,000	16,687

Xinyi Solar Holdings Ltd.	93,918	59,120
		10,506,531

Software – 0.2%

Ahnlab, Inc.	190	9,044

Asseco Poland SA	3,740	60,420

China Youzan Ltd.* (a)	232,000	21,248

Douzone Bizon Co. Ltd.	214	15,438

Kingdee International Software Group Co. Ltd.(a)	55,000	80,027

Kingsoft Corp. Ltd.	28,000	97,338

Linx SA*	3,300	13,235

Oracle Financial Services Software Ltd.*	883	27,595

Tata Elxsi Ltd.	516	5,517

TOTVS SA	3,500	38,244

Weimob, Inc.* (b)	40,000	30,442
		398,548

Specialty Retail – 1.1%

Ace Hardware Indonesia Tbk. PT	206,000	21,050

Bermaz Auto Bhd.	20,800	6,579

China Yongda Automobiles Services Holdings Ltd.	797,500	808,574

China ZhengTong Auto Services Holdings Ltd.(a)	605,000	94,429

Detsky Mir PJSC(b)	167,446	198,810

Foschini Group Ltd. (The)	2,090	8,310

GOME Retail Holdings Ltd.* (a)	279,447	32,442

Home Product Center PCL, NVDR	98,800	41,529

Hotai Motor Co. Ltd.	8,000	149,850

Hotel Shilla Co. Ltd.	417	29,159

Italtile Ltd.	10,931	5,946

Jarir Marketing Co.	1,485	58,372

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	187

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

JUMBO SA	2,805	$43,903

LOTTE Himart Co. Ltd.	5,524	122,408

M.Video PJSC	54,942	270,220

Motus Holdings Ltd.	116,710	190,651

Mr Price Group Ltd.	5,830	41,904

Padini Holdings Bhd.	17,200	10,000

Pepkor Holdings Ltd.(b)	8,270	5,458

Petrobras Distribuidora SA*	33,000	119,057

Pou Sheng International Holdings Ltd.	97,000	20,020

PTG Energy PCL, NVDR	26,300	11,217

Seobu T&D*	533	2,445

Shinsegae International, Inc.	81	14,492

Siam Global House PCL, NVDR	15,900	6,634

Super Group Ltd.*	239,635	182,678

Truworths International Ltd.	6,156	9,885

Via Varejo SA*	17,100	28,999

Zhongsheng Group Holdings Ltd.(a)	15,000	60,562
		2,595,583

Technology Hardware, Storage & Peripherals – 5.7%

Acer, Inc.	68,858	38,555

Advantech Co. Ltd.	7,220	68,955

Asustek Computer, Inc.	14,000	95,337

Catcher Technology Co. Ltd.	35,000	268,357

Chicony Electronics Co. Ltd.	15,992	45,389

Clevo Co.*	35,000	38,841

CMC Magnetics Corp.*	29,542	7,828

Compal Electronics, Inc.*	165,000	105,981

Darfon Electronics Corp.	110,000	137,979

Getac Technology Corp.	16,000	23,944

Gigabyte Technology Co. Ltd.	29,000	50,712

HTC Corp.	29,000	29,257

Innodisk Corp.	41,680	262,108

Inventec Corp.	153,000	120,912

King Slide Works Co. Ltd.	2,000	20,883

Legend Holdings Corp., Class H(a) (b)	11,000	12,855

Lenovo Group Ltd.(a)	298,000	162,217

Lite-On Technology Corp.	55,000	86,005

Investments	Shares	Value

Technology Hardware, Storage & Peripherals – (continued)

Micro-Star International Co. Ltd.	19,000	$59,422

Mitac Holdings Corp.	48,000	49,394

Pegatron Corp.	90,000	200,057

Qisda Corp.	91,000	51,871

Quanta Computer, Inc.	55,000	120,038

Ritek Corp.*	32,590	5,524

Samsung Electronics Co. Ltd.	228,985	9,396,569

Samsung Electronics Co. Ltd. (Preference)	36,410	1,262,524

Sindoh Co. Ltd.	3,135	70,885

Transcend Information, Inc.*	7,000	16,619

Wistron Corp.	55,000	52,251

Wiwynn Corp.	2,000	51,788

Xiaomi Corp., Class B* (a) (b)	275,000	361,826
		13,274,883

Textiles, Apparel & Luxury Goods – 1.2%

Aditya Birla Fashion and Retail Ltd.*	6,536	10,061

Alpargatas SA (Preference)	875	4,427

ANTA Sports Products Ltd.	23,000	194,180

Arezzo Industria e Comercio SA	1,600	12,562

Bata India Ltd.	122	2,218

Bosideng International Holdings Ltd.(a)	126,000	34,294

CCC SA	1,067	13,352

China Dongxiang Group Co. Ltd.(a)	2,420,000	202,906

China Lilang Ltd.	302,000	185,041

Cia Hering	4,800	13,265

Eclat Textile Co. Ltd.	5,698	57,485

F&F Co. Ltd.	206	18,090

Feng TAY Enterprise Co. Ltd.	11,834	68,052

FF Group* ‡ (c)	3,536	1,859

Fila Holdings Corp.	350	9,996

Formosa Taffeta Co. Ltd.	33,000	37,787

Fuguiniao Group Ltd.* ‡ (c)	334,800	–

Grendene SA	8,264	10,640

Guararapes Confeccoes SA	2,400	5,653

Handsome Co. Ltd.	6,802	136,213

Hansae Co. Ltd.	1,034	10,141

See Accompanying Notes to the Financial Statements.

188	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Textiles, Apparel & Luxury Goods – (continued)

HS Industries Co. Ltd.	608	$4,107

Hwaseung Enterprise Co. Ltd.	331	3,409

JNBY Design Ltd.(b)	10,000	9,726

Lao Feng Xiang Co. Ltd., Class B	126,500	352,555

LF Corp.	11,825	127,620

Li Ning Co. Ltd.	47,500	149,809

LPP SA	41	64,354

Makalot Industrial Co. Ltd.	6,032	25,863

Nan Liu Enterprise Co. Ltd.	2,000	14,561

Page Industries Ltd.	130	31,497

Pou Chen Corp.	110,000	104,316

Quang Viet Enterprise Co. Ltd.	4,000	17,016

Rajesh Exports Ltd.	3,055	25,174

Roo Hsing Co. Ltd.*	330,000	103,206

Ruentex Industries Ltd.	23,800	54,825

Shenzhou International Group Holdings Ltd.	16,500	192,300

Tainan Spinning Co. Ltd.	48,555	14,941

Taiwan Paiho Ltd.	7,000	16,243

Texhong Textile Group Ltd.	165,000	117,913

Titan Co. Ltd.	5,005	64,653

Welspun India Ltd.	11,024	3,861

Xtep International Holdings Ltd.(a)	40,134	15,376

Youngone Corp.	890	19,831

Youngone Holdings Co. Ltd.	3,795	127,855
		2,689,233

Thrifts & Mortgage Finance – 0.7%

Housing Development Finance Corp. Ltd.	36,355	927,574

Indiabulls Housing Finance Ltd.	214,830	379,625

LIC Housing Finance Ltd.	4,896	18,467

Malaysia Building Society Bhd.	100,217	14,800

PNB Housing Finance Ltd.(b)	25,544	67,300

Sangsangin Co. Ltd.	25,303	162,602
		1,570,368

Investments	Shares	Value

Tobacco – 0.2%

British American Tobacco Malaysia Bhd.	5,900	$17,371

Eastern Co. SAE	24,548	18,890

Gudang Garam Tbk. PT	11,200	34,108

ITC Ltd.	57,915	140,401

KT&G Corp.	2,530	168,397
		379,167

Trading Companies & Distributors – 0.3%

Adani Enterprises Ltd.	3,355	6,317

AKR Corporindo Tbk. PT	71,700	11,568

Barloworld Ltd.	7,865	29,105

BOC Aviation Ltd.(b)	10,500	71,040

Brighton-Best International Taiwan, Inc.*	16,000	13,882

China Aircraft Leasing Group Holdings Ltd.(a) (b)	165,000	151,967

Ferreycorp SAA	616,660	210,075

LG International Corp.	17,985	194,839

Posco International Corp.	2,533	29,520

Shougang Concord International Enterprises Co. Ltd.	30,400	5,921

SK Networks Co. Ltd.	2,415	10,703
		734,937

Transportation Infrastructure – 1.3%

Adani Ports & Special Economic Zone Ltd.	17,930	69,266

Airports of Thailand PCL	54,000	103,894

Airports of Thailand PCL, NVDR	34,000	65,415

Bangkok Aviation Fuel Services PCL, NVDR	18,800	13,713

Bangkok Expressway & Metro PCL, NVDR	159,500	46,586

Beijing Capital International Airport Co. Ltd., Class H	36,000	24,240

CCR SA	16,500	37,643

China Merchants Port Holdings Co. Ltd.	70,123	90,454

COSCO SHIPPING Ports Ltd.	70,854	37,747

DP World plc	6,435	102,896

GMR Infrastructure Ltd.*	48,418	11,025

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	189

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Transportation Infrastructure – (continued)

Grupo Aeroportuario del Centro Norte SAB de CV	8,605	$31,731

Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	9,800	61,986

Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	2,475	25,092

International Container Terminal Services, Inc.	21,590	38,375

Jasa Marga Persero Tbk. PT	88,423	18,725

Jiangsu Expressway Co. Ltd., Class H	30,000	35,796

Malaysia Airports Holdings Bhd.	30,400	37,116

MMC Corp. Bhd.	478,500	76,783

Novorossiysk Commercial Sea Port PJSC	190,696	22,332

Promotora y Operadora de Infraestructura SAB de CV*	2,200	15,470

Promotora y Operadora de Infraestructura SAB de CV, Class L*	2,300	11,495

Qingdao Port International Co. Ltd., Class H(a) (b)	660,000	355,015

Santos Brasil Participacoes SA	15,200	11,456

Shenzhen Expressway Co. Ltd., Class H	440,000	501,164

Shenzhen International Holdings Ltd.	27,833	53,351

Taiwan High Speed Rail Corp.	56,000	64,217

TAV Havalimanlari Holding A/S	6,386	16,629

Westports Holdings Bhd.	17,500	15,058

Yuexiu Transport Infrastructure Ltd.	550,000	383,819

Zhejiang Expressway Co. Ltd., Class H	944,000	709,916
		3,088,405

Investments	Shares	Value

Water Utilities – 0.4%

Aguas Andinas SA, Class A	36,828	$12,335

Beijing Enterprises Water Group Ltd.*	242,000	93,649

China Everbright Water Ltd.	533,500	77,692

China Water Affairs Group Ltd.(a)	550,000	416,454

Cia de Saneamento Basico do Estado de Sao Paulo*	5,500	40,722

Cia de Saneamento do Parana*	4,304	20,434

Guangdong Investment Ltd.	62,000	128,921

Inversiones Aguas Metropolitanas SA	11,208	8,983

Manila Water Co., Inc.	451,000	95,192
		894,382

Wireless Telecommunication Services – 2.1%

Advanced Info Service PCL, NVDR	20,400	124,840

America Movil SAB de CV, Series L(a)	489,500	300,155

Axiata Group Bhd.	86,304	79,079

Bharti Airtel Ltd.*	40,315	276,104

China Mobile Ltd.	247,500	1,993,766

DiGi.Com Bhd.	71,500	77,153

Empresa Nacional de Telecomunicaciones SA*	5,699	34,427

Etihad Etisalat Co.*	9,130	67,715

Far EasTone Telecommunications Co. Ltd.	41,000	91,551

Globe Telecom, Inc.	580	25,266

Indosat Tbk. PT*	22,800	3,295

Intouch Holdings PCL, NVDR	27,500	45,472

Maxis Bhd.	38,500	49,065

Mobile Telecommunications Co. Saudi Arabia*	9,621	31,259

Mobile TeleSystems PJSC	41,256	178,305

MTN Group Ltd.(a)	29,810	78,904

PLAY Communications SA(b)	2,862	23,000

PLDT, Inc.	1,735	44,709

Sistema PJSFC	2,395,943	468,181

SK Telecom Co. Ltd.	1,430	248,221

Taiwan Mobile Co. Ltd.*	37,000	133,758

See Accompanying Notes to the Financial Statements.

190	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Wireless Telecommunication Services – (continued)

TIM Participacoes SA*	16,500	$38,893

Total Access Communication PCL, NVDR	15,200	19,849

Turkcell Iletisim Hizmetleri A/S	42,625	85,073

Vodacom Group Ltd.(a)	12,100	81,185

Vodafone Idea Ltd.*	5,030,887	281,373

Vodafone Qatar QSC	101,920	30,652

XL Axiata Tbk. PT*	149,675	25,558
		4,936,808
Total Common Stocks (Cost $236,468,475)		229,403,575
	Principal Amount

CORPORATE BONDS – 0.0%(d)

Food Products – 0.0%(d)

Britannia Industries Ltd. 8.00%, 8/28/2022	INR2,231	32

Independent Power and Renewable Electricity Producers – 0.0%(d)

NTPC Ltd. Series 54, 8.49%, 3/25/2025	INR49,126	8,955
Total Corporate Bonds (Cost $31)		8,987
	Number of Rights

RIGHTS – 0.0%(d)

Electronic Equipment, Instruments & Components – 0.0%(d)

Hannstar Board Corp., expiring 5/18/2020, price 36 TWD* (c)	11,584	1,558

Simplo Technology Co. Ltd., price 83 TWD* ‡ (c)	179	—
		1,558

Investments	Number of Rights	Value

Insurance – 0.0%(d)

Shin Kong Financial Holding Co. Ltd., expiring 5/6/2020, price 7.80 TWD* (c)	13,007	$324

Leisure Products – 0.0%(d)

HLB, Inc., expiring 5/29/2020, price 78,700.00 KRW* (c)	86	1,221

Semiconductors & Semiconductor Equipment – 0.0%(d)

Machvision, Inc., expiring 5/11/2020, price 250.00 TWD* (c)	39	115

Technology Hardware, Storage & Peripherals – 0.0%

Legend Holdings Corp., expiring 12/31/2020* ‡ (c)	4,192	—
Total Rights (Cost $—)		3,218
	Number of Warrants

WARRANTS – 0.0%(d)

Road & Rail – 0.0%(d)

BTS Group Holdings PCL, expiring 2/16/2021, price 14.00 THB* (Cost $—)	17,234	522
	Principal Amount

SECURITIES LENDING REINVESTMENTS(e) – 1.1%

REPURCHASE AGREEMENTS – 1.1%

Citigroup Global Markets, Inc., 0.02%, dated 4/30/2020, due 5/1/2020, repurchase price $1,342,960, collateralized by various U.S. Treasury Securities, ranging from 0.75% – 4.38%, maturing 8/15/2040 – 2/15/2046; total market value $1,353,215	$1,342,959	1,342,959

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	191

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(e) – (continued)

REPURCHASE AGREEMENTS – (continued)

NBC Global Finance Ltd., 0.21%, dated 4/30/2020, due 5/1/2020, repurchase price $200,001, collateralized by various U.S. Treasury Securities, 2.88%, maturing 8/15/2028; Common Stocks; total market value $219,774	$200,000	$200,000

Societe Generale, 0.20%, dated 4/30/2020, due 5/1/2020, repurchase price $1,000,006, collateralized by various U.S. Treasury Securities, ranging from 1.13% – 2.88%, maturing 2/28/2021 – 2/15/2046; Common Stocks; total market value $1,086,580	1,000,000	1,000,000
		2,542,959
Total Securities Lending Reinvestments (Cost $2,542,959)		2,542,959
Total Investments – 99.5% (Cost $239,011,465)		231,959,261

Other Assets Less Liabilities – 0.5%		1,218,414
NET ASSETS – 100.0%		$233,177,675

*	Non-income producing security.

^	Security subject to restrictions on resale.

‡	Value determined using significant unobservable inputs.

(a)

The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $14,365,845, collateralized in the form of cash with a value of $2,542,959 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,942,145 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 5, 2020 – November 15, 2049 and $9,906,835 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 11, 2020 – September 20, 2117; a total value of $15,391,939.

(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of April 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2020 amounted to $120,947, which represents approximately 0.05% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2020. The total value of securities purchased was $2,542,959.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

INR – Indian Rupee

KRW – Korean Won

NVDR – Non-Voting Depositary Receipt

OJSC – Open Joint Stock Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

THB – Thai Baht

TWD – Taiwan Dollar

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,947,509
Aggregate gross unrealized depreciation	(55,281,791)
Net unrealized depreciation	$(11,334,282)
Federal income tax cost	$243,798,249

See Accompanying Notes to the Financial Statements.

192	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI Emerging Markets E-Mini Index	83	06/19/2020	USD	$3,759,485	$454,932

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
HKD	9,900,000	BNP Paribas SA	USD	1,275,841	06/17/2020	$397
HKD	2,021,472	Citibank NA	USD	260,188	06/17/2020	406
USD	262,677	BNP Paribas SA	BRL*	1,239,553	06/17/2020	34,488
USD	79,426	Toronto-Dominion Bank (The)	INR*	5,978,500	06/17/2020	187
USD	615,993	Goldman Sachs & Co.	KRW*	730,856,590	06/17/2020	15,715
USD	86,492	Goldman Sachs & Co.	RUB*	6,343,045	06/17/2020	1,306
USD	97,945	Toronto-Dominion Bank (The)	TWD*	2,906,120	06/17/2020	111
Total unrealized appreciation						$52,610
BRL*	640,000	Morgan Stanley	USD	118,337	06/17/2020	$(520)
KRW*	600,000,000	Citibank NA	USD	494,063	06/17/2020	(1,262)
USD	1,572,663	Citibank NA	HKD	12,207,609	06/17/2020	(1,054)
Total unrealized depreciation						$(2,836)
Net unrealized appreciation						$49,774

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

BRL – Brazilian Real

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – Korean Won

RUB – Russian Ruble

TWD – Taiwan Dollar

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	193

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2020:

Brazil	4.3%
Chile	0.7
China	37.3
Colombia	0.4
Czech Republic	0.1
Egypt	0.3
Greece	0.3
Hungary	0.3
India	6.0
Indonesia	1.3
Malaysia	1.4
Mexico	1.5
Pakistan	0.6
Peru	0.2
Philippines	1.4
Poland	0.8
Qatar	1.1
Russia	4.3
Saudi Arabia	1.3
South Africa	3.3
South Korea	15.0
Taiwan	12.7
Thailand	1.9
Turkey	1.0
United Arab Emirates	0.9
Other[1]	1.6
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

194	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

EXCHANGE TRADED FUNDS – 100.7%

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund(a) (Cost $7,674,546)	118,270	$5,935,971

Total Investments – 100.7% (Cost $7,674,546)		5,935,971

Liabilities in excess of other assets – (0.7%)		(40,881)
NET ASSETS – 100.0%		$5,895,090

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Fund.

Percentages shown are based on Net Assets.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,787,381)
Net unrealized depreciation	$(1,787,381)
Federal income tax cost	$7,679,538

The FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares® Fund. The Schedule of Investments of the affiliated FlexShares® Fund is located elsewhere in this Report.

Investment in a company which was affiliated for the period ended April 30, 2020, was as follows:

Security	Value October 31, 2019	Purchases at Cost	Sales Proceeds	Shares April 30, 2020	Value April 30, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	$8,481,240	$651,654	$1,427,848	118,270	$5,935,971	$(1,444,985)	$138,613	$(324,090)

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	248,113	Morgan Stanley	AUD	390,000	05/19/2020	$(7,232)
USD	470,252	Morgan Stanley	CAD	660,000	05/19/2020	(4,943)
USD	352,280	Morgan Stanley	CHF	340,000	05/19/2020	(144)
USD	83,256	Morgan Stanley	DKK	570,000	05/19/2020	(459)
USD	1,318,263	Morgan Stanley	EUR	1,210,000	05/19/2020	(7,438)
USD	825,393	Morgan Stanley	GBP	660,000	05/19/2020	(7,141)
USD	194,703	Morgan Stanley	HKD	1,510,000	05/19/2020	(36)
USD	52,962	Morgan Stanley	ILS	190,000	05/19/2020	(1,799)
USD	1,787,777	Morgan Stanley	JPY	192,150,000	05/19/2020	(9,472)
USD	51,193	Morgan Stanley	NOK	530,000	05/19/2020	(673)
USD	18,094	Morgan Stanley	NZD	30,000	05/19/2020	(412)
USD	161,430	Morgan Stanley	SEK	1,610,000	05/19/2020	(3,430)
USD	63,302	Morgan Stanley	SGD	90,000	05/19/2020	(635)
Net unrealized depreciation						$(43,814)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	195

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund (cont.)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

See Accompanying Notes to the Financial Statements.

196	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

EXCHANGE TRADED FUNDS – 98.5%

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(a) (Cost $3,943,656)	71,565	$2,969,454

Total Investments – 98.5% (Cost $3,943,656)		2,969,454

Other Assets Less Liabilities – 1.5%		45,531
NET ASSETS – 100.0%		$3,014,985

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Fund.

Percentages shown are based on Net Assets.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,989
Aggregate gross unrealized depreciation	(999,161)
Net unrealized depreciation	$(987,172)
Federal income tax cost	$3,954,238

The FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares® Fund. The Schedule of Investments of the affiliated FlexShares® Fund is located elsewhere in this Report.

Investment in a company which was affiliated for the period ended April 30, 2020, was as follows:

Security	Value October 31, 2019	Purchases at Cost	Sales Proceeds	Shares April 30, 2020	Value April 30, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	$5,409,036	$140,253	$2,060,015	71,565	$2,969,454	$(524,319)	$57,226	$4,499

Futures Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following open futures contract as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI Emerging Markets E-Mini Index	1	06/19/2020	USD	$45,295	$7,443

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	134,748	Goldman Sachs & Co.	BRL*	710,000	05/20/2020	$3,775
USD	446,389	JPMorgan Chase Bank	KRW*	542,720,000	05/20/2020	899
Total unrealized appreciation						$4,674

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	197

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	19,902	Goldman Sachs & Co.	CLP*	16,830,000	05/20/2020	$(240)
USD	10,896	Citibank NA	EUR	10,000	05/20/2020	(60)
USD	924,588	Citibank NA	HKD	7,170,000	05/20/2020	(86)
USD	35,477	JPMorgan Chase Bank	IDR*	558,230,000	05/20/2020	(1,970)
USD	168,370	JPMorgan Chase Bank	INR*	13,000,000	05/20/2020	(4,449)
USD	43,604	Citibank NA	MXN	1,050,000	05/20/2020	(374)
USD	42,942	Goldman Sachs & Co.	MYR*	190,000	05/20/2020	(1,205)
USD	40,895	JPMorgan Chase Bank	PHP*	2,090,000	05/20/2020	(550)
USD	28,888	Citibank NA	PLN	120,000	05/20/2020	(85)
USD	124,868	BNP Paribas SA	RUB*	9,280,000	05/20/2020	(295)
USD	54,962	Citibank NA	THB	1,790,000	05/20/2020	(363)
USD	29,744	Citibank NA	TRY	210,000	05/20/2020	(239)
USD	373,657	JPMorgan Chase Bank	TWD*	11,160,000	05/20/2020	(1,742)
USD	98,249	Citibank NA	ZAR	1,860,000	05/20/2020	(2,847)
Total unrealized depreciation						$(14,505)
Net unrealized depreciation						$(9,831)

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

BRL – Brazilian Real

CLP – Chilean Peso

EUR – Euro

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

THB – Thai Baht

TRY – Turkish Lira

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

See Accompanying Notes to the Financial Statements.

198	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.9%

Aerospace & Defense – 0.6%

Lockheed Martin Corp.	504	$196,086

Textron, Inc.	5,832	153,732
		349,818

Air Freight & Logistics – 0.8%

CH Robinson Worldwide, Inc.(a)	3,816	270,554

Expeditors International of Washington, Inc.	2,304	164,978
		435,532

Airlines – 0.3%

Southwest Airlines Co.	5,616	175,500

Banks – 3.4%

Bank of America Corp.	12,384	297,835

Citigroup, Inc.	15,840	769,191

JPMorgan Chase & Co.	7,128	682,577

M&T Bank Corp.	2,232	250,163
		1,999,766

Beverages – 1.0%

Molson Coors Beverage Co., Class B	5,328	218,501

Monster Beverage Corp.*	5,832	360,476
		578,977

Biotechnology – 3.5%

AbbVie, Inc.	2,592	213,062

Amgen, Inc.	4,968	1,188,445

Biogen, Inc.*	2,088	619,781
		2,021,288

Building Products – 0.7%

Johnson Controls International plc	10,008	291,333

Masco Corp.	3,024	124,105
		415,438

Capital Markets – 2.8%

Ameriprise Financial, Inc.	216	24,827

E*TRADE Financial Corp.	8,352	339,175

Goldman Sachs Group, Inc. (The)	3,744	686,725

Investments	Shares	Value

Capital Markets – (continued)

Morgan Stanley	13,968	$550,758
		1,601,485

Chemicals – 1.2%

Celanese Corp.(a)	2,736	227,279

CF Industries Holdings, Inc.	6,552	180,180

Dow, Inc.	8,352	306,435
		713,894

Communications Equipment – 1.8%

Cisco Systems, Inc.	24,624	1,043,565

Construction & Engineering – 0.5%

Jacobs Engineering Group, Inc.	3,600	297,900

Consumer Finance – 1.9%

Ally Financial, Inc.	10,944	179,372

American Express Co.	1,656	151,110

Capital One Financial Corp.	5,040	326,390

Discover Financial Services	4,392	188,724

Synchrony Financial	11,736	232,256
		1,077,852

Diversified Financial Services – 0.3%

Berkshire Hathaway, Inc., Class B*	792	148,389

Diversified Telecommunication Services – 1.1%

AT&T, Inc.	8,784	267,648

Verizon Communications, Inc.	6,768	388,822
		656,470

Electric Utilities – 3.3%

Evergy, Inc.	5,184	302,901

Exelon Corp.	10,944	405,804

NRG Energy, Inc.	7,848	263,143

Pinnacle West Capital Corp.	3,384	260,534

Southern Co. (The)	12,024	682,122
		1,914,504

Electrical Equipment – 1.0%

Eaton Corp. plc	4,824	402,804

Rockwell Automation, Inc.	864	163,711
		566,515

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	199

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – 0.5%

CDW Corp.	2,664	$295,171

Energy Equipment & Services – 0.3%

Baker Hughes Co.	14,256	198,871

Entertainment – 1.2%

Activision Blizzard, Inc.	8,712	555,216

Electronic Arts, Inc.*	360	41,134

Spotify Technology SA*	576	87,304

Take-Two Interactive Software, Inc.*	216	26,147
		709,801

Equity Real Estate Investment Trusts (REITs) – 4.5%

American Tower Corp.	2,520	599,760

AvalonBay Communities, Inc.	1,800	293,310

Duke Realty Corp.	9,720	337,284

Equity Residential	4,464	290,428

Host Hotels & Resorts, Inc.(a)	19,224	236,647

Prologis, Inc.	3,456	308,379

Public Storage	1,800	333,810

Vornado Realty Trust	5,256	230,318
		2,629,936

Food & Staples Retailing – 0.5%

Sysco Corp.	5,544	311,961

Food Products – 0.8%

Archer-Daniels-Midland Co.	504	18,718

General Mills, Inc.	1,800	107,802

Kraft Heinz Co. (The)	10,584	321,013
		447,533

Health Care Equipment & Supplies – 1.5%

Dentsply Sirona, Inc.	1,296	55,002

Medtronic plc	8,280	808,377
		863,379

Health Care Providers & Services – 3.9%

AmerisourceBergen Corp.	216	19,367

Anthem, Inc.	864	242,551

Cardinal Health, Inc.	6,264	309,943

Henry Schein, Inc.*	4,752	259,269

Humana, Inc.	1,584	604,803

Investments	Shares	Value

Health Care Providers & Services – (continued)

McKesson Corp.	2,448	$345,780

UnitedHealth Group, Inc.	1,584	463,272
		2,244,985

Hotels, Restaurants & Leisure – 1.0%

Hilton Worldwide Holdings, Inc.(a)	3,672	278,007

Yum! Brands, Inc.	3,600	311,148
		589,155

Household Durables – 0.4%

PulteGroup, Inc.	7,992	225,934

Household Products – 2.4%

Colgate-Palmolive Co.	4,104	288,388

Procter & Gamble Co. (The)	9,216	1,086,290
		1,374,678

Independent Power and Renewable Electricity Producers – 0.9%

AES Corp. (The)	17,928	237,546

Vistra Energy Corp.	15,624	305,293
		542,839

Industrial Conglomerates – 0.6%

Honeywell International, Inc.(a)	2,376	337,154

Insurance – 2.7%

Allstate Corp. (The)	2,448	249,011

Aon plc(a)	2,736	472,425

Loews Corp.	576	19,964

MetLife, Inc.	8,856	319,524

Progressive Corp. (The)	6,696	517,601
		1,578,525

Interactive Media & Services – 3.4%

Alphabet, Inc., Class A*	504	678,737

Alphabet, Inc., Class C*	288	388,414

Facebook, Inc., Class A*	2,808	574,826

Match Group, Inc.* (a)	4,392	338,008
		1,979,985

Internet & Direct Marketing Retail – 4.4%

Amazon.com, Inc.*	576	1,425,024

Booking Holdings, Inc.*	504	746,207

See Accompanying Notes to the Financial Statements.

200	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Internet & Direct Marketing Retail – (continued)

eBay, Inc.	10,296	$410,090
		2,581,321

IT Services – 5.2%

Amdocs Ltd.	360	23,198

Cognizant Technology Solutions Corp., Class A	6,336	367,615

Mastercard, Inc., Class A	3,168	871,105

VeriSign, Inc.*	1,728	361,999

Visa, Inc., Class A(a)	7,992	1,428,330
		3,052,247

Life Sciences Tools & Services – 0.5%

Waters Corp.*	1,512	282,744

Machinery – 1.4%

Cummins, Inc.	2,088	341,388

Dover Corp.	3,168	296,683

Illinois Tool Works, Inc.	1,224	198,900
		836,971

Media – 2.8%

Charter Communications, Inc., Class A*	1,547	766,121

Discovery, Inc., Class C*	9,216	188,099

Interpublic Group of Cos., Inc. (The)	14,256	242,067

Liberty Broadband Corp., Class C*	144	17,666

Liberty Global plc, Class C*	792	14,501

Omnicom Group, Inc.(a)	4,248	242,263

ViacomCBS, Inc.	10,605	183,042
		1,653,759

Multiline Retail – 0.5%

Target Corp.	2,808	308,150

Multi-Utilities – 0.6%

Public Service Enterprise Group, Inc.	6,840	346,856

Oil, Gas & Consumable Fuels – 4.3%

Chevron Corp.	10,944	1,006,848

ConocoPhillips	12,456	524,398

Devon Energy Corp.(a)	13,536	168,794

HollyFrontier Corp.	5,616	185,553

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Phillips 66	4,968	$363,508

Valero Energy Corp.(a)	4,248	269,111
		2,518,212

Pharmaceuticals – 6.5%

Allergan plc	3,744	701,401

Eli Lilly and Co.	6,408	990,933

Johnson & Johnson	11,664	1,750,067

Merck & Co., Inc.	1,080	85,687

Mylan NV*	11,448	191,983

Pfizer, Inc.	1,224	46,953
		3,767,024

Semiconductors & Semiconductor Equipment – 4.3%

Broadcom, Inc.	1,080	293,349

Intel Corp.	13,392	803,252

Lam Research Corp.(a)	1,656	422,744

Qorvo, Inc.*	288	28,233

QUALCOMM, Inc.	1,872	147,270

Texas Instruments, Inc.	6,696	777,205
		2,472,053

Software – 8.3%

Aspen Technology, Inc.*	144	14,724

Check Point Software Technologies Ltd.* (a)	3,240	342,598

Citrix Systems, Inc.	2,952	428,070

Fair Isaac Corp.*	144	50,823

Intuit, Inc.	2,952	796,479

Microsoft Corp.	12,096	2,167,724

Oracle Corp.	19,224	1,018,295

VMware, Inc., Class A* (a)	216	28,408
		4,847,121

Specialty Retail – 2.3%

Home Depot, Inc. (The)	5,904	1,297,876

Lowe’s Cos., Inc.	504	52,794
		1,350,670

Technology Hardware, Storage & Peripherals – 7.0%

Apple, Inc.	13,032	3,828,802

HP, Inc.	15,048	233,394

NetApp, Inc.	576	25,212
		4,087,408

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	201

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Textiles, Apparel & Luxury Goods – 1.1%

NIKE, Inc., Class B	4,608	$401,726

VF Corp.	4,104	238,442
		640,168

Tobacco – 0.4%

Philip Morris International, Inc.	3,312	247,075

Trading Companies & Distributors – 0.5%

WW Grainger, Inc.	1,080	297,626
Total Common Stocks (Cost $57,418,870)		57,616,205
	Principal Amount

SECURITIES LENDING REINVESTMENTS(b) – 0.6%

REPURCHASE AGREEMENTS – 0.6%

Citigroup Global Markets, Inc., 0.02%, dated 4/30/2020, due 5/1/2020, repurchase price $331,985, collateralized by various U.S. Treasury Securities, ranging from 0.75% – 4.38%, maturing 8/15/2040 – 2/15/2046; total market value $334,520 (Cost $331,984)	$331,984	331,984
Total Investments – 99.5% (Cost $57,750,854)		57,948,189

Other Assets Less Liabilities – 0.5%		305,291
NET ASSETS – 100.0%		$58,253,480
*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $4,114,982, collateralized in the form of cash with a value of $331,984 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,991,666 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 5, 2020 – November 15, 2049; a total value of $4,323,650.

(b)	The security was purchased with cash collateral held from securities on loan at April 30, 2020. The total value of securities purchased was $331,984.

Percentages shown are based on Net Assets.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,794,395
Aggregate gross unrealized depreciation	(4,584,161)
Net unrealized appreciation	$210,234
Federal income tax cost	$57,750,854

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	4	06/19/2020	USD	$580,480	$12,899

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

202	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.9%

Aerospace & Defense – 0.1%

Howmet Aerospace, Inc.	3,230	$42,216

Air Freight & Logistics – 0.5%

FedEx Corp.(a)	1,558	197,508

United Parcel Service, Inc., Class B	1,482	140,286
		337,794

Airlines – 0.1%

Delta Air Lines, Inc.(a)	1,254	32,491

Southwest Airlines Co.	874	27,313
		59,804

Auto Components – 0.1%

Aptiv plc	836	58,144

BorgWarner, Inc.	1,406	40,169
		98,313

Automobiles – 1.1%

Tesla, Inc.*	912	713,075

Banks – 4.6%

Bank of America Corp.	50,350	1,210,917

Citigroup, Inc.	8,512	413,343

Comerica, Inc.	3,002	104,650

JPMorgan Chase & Co.	8,664	829,665

PNC Financial Services Group, Inc. (The)	3,154	336,437

US Bancorp	5,320	194,180
		3,089,192

Beverages – 1.2%

Coca-Cola Co. (The)	6,118	280,755

Coca-Cola European Partners plc	1,292	51,215

PepsiCo, Inc.	3,458	457,459
		789,429

Biotechnology – 2.6%

AbbVie, Inc.	6,118	502,899

Amgen, Inc.	3,040	727,229

Biogen, Inc.*	912	270,709

Regeneron Pharmaceuticals, Inc.*	190	99,917

Investments	Shares	Value

Biotechnology – (continued)

Vertex Pharmaceuticals, Inc.*	494	$124,093
		1,724,847

Building Products – 0.3%

Allegion plc	190	19,103

Fortune Brands Home & Security, Inc.	570	27,474

Johnson Controls International plc	3,572	103,981

Trane Technologies plc	532	46,507
		197,065

Capital Markets – 3.1%

Bank of New York Mellon Corp. (The)	5,244	196,860

BlackRock, Inc.	874	438,783

Charles Schwab Corp. (The)(a)	3,686	139,036

CME Group, Inc.	1,482	264,107

Goldman Sachs Group, Inc. (The)	2,204	404,258

Morgan Stanley	3,648	143,840

MSCI, Inc.	608	198,816

Nasdaq, Inc.	380	41,674

S&P Global, Inc.	836	244,848
		2,072,222

Chemicals – 2.3%

Air Products and Chemicals, Inc.(a)	570	128,581

Celanese Corp.(a)	950	78,916

Dow, Inc.	3,192	117,114

DuPont de Nemours, Inc.	3,534	166,169

Eastman Chemical Co.	1,634	98,873

Ecolab, Inc.	1,786	345,591

FMC Corp.(a)	532	48,891

International Flavors & Fragrances, Inc.(a)	684	89,625

LyondellBasell Industries NV, Class A	1,862	107,903

PPG Industries, Inc.	1,558	141,513

Sherwin-Williams Co. (The)	418	224,203
		1,547,379

Commercial Services & Supplies – 0.3%

Cintas Corp.(a)	152	33,718

Republic Services, Inc.	646	50,608

Waste Management, Inc.	988	98,820
		183,146

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	203

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Communications Equipment – 1.3%

Cisco Systems, Inc.	17,822	$755,296

Motorola Solutions, Inc.	722	103,831
		859,127

Consumer Finance – 0.7%

American Express Co.	2,394	218,452

Capital One Financial Corp.	2,660	172,262

Synchrony Financial	3,002	59,410
		450,124

Containers & Packaging – 0.4%

Avery Dennison Corp.	494	54,533

Ball Corp.	1,748	114,651

International Paper Co.	2,850	97,612
		266,796

Diversified Financial Services – 0.9%

Berkshire Hathaway, Inc., Class B*	2,888	541,095

Voya Financial, Inc.	1,710	77,241
		618,336

Diversified Telecommunication Services – 4.3%

AT&T, Inc.	44,232	1,347,749

CenturyLink, Inc.	6,232	66,184

Verizon Communications, Inc.	25,346	1,456,128
		2,870,061

Electric Utilities – 1.5%

American Electric Power Co., Inc.	1,102	91,587

Entergy Corp.	988	94,364

Eversource Energy	1,976	159,463

NextEra Energy, Inc.	2,014	465,476

Pinnacle West Capital Corp.	304	23,405

PPL Corp.	3,876	98,528

Xcel Energy, Inc.	1,254	79,704
		1,012,527

Electrical Equipment – 0.6%

Eaton Corp. plc	1,064	88,844

Emerson Electric Co.	3,534	201,544

Rockwell Automation, Inc.	684	129,604
		419,992

Investments	Shares	Value

Electronic Equipment, Instruments & Components – 0.4%

Amphenol Corp., Class A	1,406	$124,094

Keysight Technologies, Inc.* (a)	798	77,222

Zebra Technologies Corp., Class A*	228	52,362
		253,678

Energy Equipment & Services – 0.4%

Baker Hughes Co.	6,004	83,756

Halliburton Co.(a)	8,626	90,573

National Oilwell Varco, Inc.(a)	5,472	69,166
		243,495

Entertainment – 1.8%

Walt Disney Co. (The)	11,058	1,195,923

Equity Real Estate Investment Trusts (REITs) – 1.5%

Alexandria Real Estate Equities, Inc.(a)	532	83,572

AvalonBay Communities, Inc.	190	30,961

Digital Realty Trust, Inc.(a)	608	90,890

Healthpeak Properties, Inc.	4,674	122,178

Iron Mountain, Inc.(a)	1,102	26,646

Prologis, Inc.	3,876	345,855

Simon Property Group, Inc.	1,064	71,043

Ventas, Inc.	1,368	44,255

Welltower, Inc.(a)	1,520	77,870

WP Carey, Inc.	1,178	77,489
		970,759

Food & Staples Retailing – 2.4%

Costco Wholesale Corp.	2,698	817,494

Kroger Co. (The)(a)	3,344	105,704

Sysco Corp.	3,154	177,475

Walgreens Boots Alliance, Inc.	3,078	133,247

Walmart, Inc.	2,812	341,799
		1,575,719

Food Products – 0.9%

Archer-Daniels-Midland Co.	1,710	63,510

General Mills, Inc.	3,762	225,306

Hershey Co. (The)	380	50,323

JM Smucker Co. (The)	380	43,666

McCormick & Co., Inc. (Non-Voting)	418	65,559

Mondelez International, Inc., Class A	3,040	156,378
		604,742

See Accompanying Notes to the Financial Statements.

204	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – 3.8%

Abbott Laboratories	10,944	$1,007,833

Becton Dickinson and Co.	1,140	287,884

Boston Scientific Corp.*	4,826	180,879

Danaher Corp.	2,052	335,420

Medtronic plc	5,738	560,201

Varian Medical Systems, Inc.* (a)	190	21,732

Zimmer Biomet Holdings, Inc.	1,140	136,458
		2,530,407

Health Care Providers & Services – 2.5%

Anthem, Inc.	1,292	362,703

Cigna Corp.	836	163,672

CVS Health Corp.	6,726	413,985

Humana, Inc.	266	101,564

Laboratory Corp. of America Holdings*	532	87,488

UnitedHealth Group, Inc.	1,900	555,693
		1,685,105

Hotels, Restaurants & Leisure – 2.1%

Carnival Corp.	4,104	65,254

Darden Restaurants, Inc.	380	28,040

Domino’s Pizza, Inc.	152	55,013

Las Vegas Sands Corp.	1,976	94,887

Marriott International, Inc., Class A(a)	1,938	176,242

McDonald’s Corp.	3,952	741,237

Royal Caribbean Cruises Ltd.	1,406	65,759

Yum! Brands, Inc.	1,824	157,648
		1,384,080

Household Products – 2.9%

Clorox Co. (The)	494	92,101

Kimberly-Clark Corp.	494	68,409

Procter & Gamble Co. (The)	15,200	1,791,624
		1,952,134

Independent Power and Renewable Electricity Producers – 0.1%

AES Corp. (The)	3,572	47,329

Industrial Conglomerates – 1.5%

3M Co.	3,610	548,431

General Electric Co.	45,638	310,338

Investments	Shares	Value

Industrial Conglomerates – (continued)

Roper Technologies, Inc.	456	$155,510
		1,014,279

Insurance – 1.9%

Aflac, Inc.	4,104	152,833

Allstate Corp. (The)	570	57,981

American International Group, Inc.	3,154	80,206

Aon plc(a)	1,254	216,528

Arthur J Gallagher & Co.(a)	950	74,575

Hartford Financial Services Group, Inc. (The)	1,976	75,068

Lincoln National Corp.	1,216	43,132

Marsh & McLennan Cos., Inc.	1,672	162,736

MetLife, Inc.	2,698	97,344

Principal Financial Group, Inc.	2,508	91,316

Reinsurance Group of America, Inc.	684	71,601

Travelers Cos., Inc. (The)	1,406	142,301
		1,265,621

Interactive Media & Services – 4.0%

Alphabet, Inc., Class C*	1,900	2,562,454

Snap, Inc., Class A*	6,688	117,776
		2,680,230

Internet & Direct Marketing Retail – 6.8%

Amazon.com, Inc.*	1,672	4,136,528

Booking Holdings, Inc.*	190	281,308

eBay, Inc.	2,204	87,785

Expedia Group, Inc.	532	37,762
		4,543,383

IT Services – 4.2%

Accenture plc, Class A	4,142	767,057

Akamai Technologies, Inc.*	684	66,834

Amdocs Ltd.	1,102	71,013

Booz Allen Hamilton Holding Corp.	912	66,977

Cognizant Technology Solutions Corp., Class A	1,900	110,238

DXC Technology Co.	1,330	24,113

Fidelity National Information Services, Inc.	1,976	260,615

International Business Machines Corp.	1,026	128,824

Leidos Holdings, Inc.	266	26,283

Mastercard, Inc., Class A	4,598	1,264,312

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	205

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – (continued)

Western Union Co. (The)(a)	1,786	$34,059
		2,820,325

Leisure Products – 0.0%(b)

Hasbro, Inc.	418	30,184

Life Sciences Tools & Services – 0.5%

Agilent Technologies, Inc.(a)	1,748	134,002

Illumina, Inc.*	494	157,601

Mettler-Toledo International, Inc.*	76	54,715
		346,318

Machinery – 0.8%

Cummins, Inc.	988	161,538

Deere & Co.	114	16,537

Dover Corp.	1,140	106,761

IDEX Corp.	418	64,217

PACCAR, Inc.	494	34,200

Snap-on, Inc.	380	49,510

Stanley Black & Decker, Inc.	912	100,502

Xylem, Inc.	342	24,590
		557,855

Media – 1.5%

Comcast Corp., Class A	23,256	875,123

DISH Network Corp., Class A*	1,482	37,072

Interpublic Group of Cos., Inc. (The)	2,812	47,748

Liberty Global plc, Class C*	1,292	23,657
		983,600

Metals & Mining – 0.6%

Newmont Corp.	5,092	302,872

Nucor Corp.	2,432	100,174
		403,046

Multiline Retail – 0.7%

Dollar General Corp.	912	159,874

Target Corp.	2,584	283,568
		443,442

Multi-Utilities – 1.1%

CMS Energy Corp.	988	56,405

Dominion Energy, Inc.	4,180	322,404

Investments	Shares	Value

Multi-Utilities – (continued)

NiSource, Inc.	1,976	$49,617

Sempra Energy	1,786	221,196

WEC Energy Group, Inc.	646	58,495
		708,117

Oil, Gas & Consumable Fuels – 3.1%

Chevron Corp.	6,194	569,848

ConocoPhillips	1,938	81,590

Devon Energy Corp.(a)	7,448	92,876

Exxon Mobil Corp.	27,474	1,276,717

Hess Corp.	1,672	81,326
		2,102,357

Personal Products – 0.4%

Estee Lauder Cos., Inc. (The), Class A	1,368	241,315

Pharmaceuticals – 3.2%

Allergan plc	1,672	313,233

Bristol-Myers Squibb Co.	11,666	709,410

Eli Lilly and Co.	2,280	352,579

Merck & Co., Inc.	4,066	322,596

Pfizer, Inc.	11,704	448,965
		2,146,783

Professional Services – 0.1%

IHS Markit Ltd.	1,216	81,837

Real Estate Management & Development – 0.2%

CBRE Group, Inc., Class A*	2,584	110,931

Road & Rail – 0.6%

CSX Corp.	1,786	118,287

Kansas City Southern	304	39,687

Lyft, Inc., Class A*	1,672	54,892

Norfolk Southern Corp.	608	104,029

Old Dominion Freight Line, Inc.	401	58,261
		375,156

Semiconductors & Semiconductor Equipment – 6.1%

Advanced Micro Devices, Inc.*	3,914	205,055

Analog Devices, Inc.	152	16,659

Broadcom, Inc.	1,368	371,576

Intel Corp.	26,638	1,597,747

Lam Research Corp.	836	213,414

Microchip Technology, Inc.(a)	1,254	110,013

See Accompanying Notes to the Financial Statements.

206	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

Micron Technology, Inc.*	6,498	$311,189

NVIDIA Corp.	2,584	755,252

QUALCOMM, Inc.	2,546	200,294

Teradyne, Inc.	456	28,518

Texas Instruments, Inc.	2,242	260,229
		4,069,946

Software – 9.3%

Adobe, Inc.*	2,052	725,669

ANSYS, Inc.* (a)	266	69,647

Autodesk, Inc.*	1,444	270,216

Citrix Systems, Inc.	380	55,104

Intuit, Inc.	1,368	369,100

Microsoft Corp.	20,178	3,616,099

Oracle Corp.	12,616	668,270

Paycom Software, Inc.*	190	49,594

salesforce.com, Inc.*	1,938	313,859

Splunk, Inc.*	456	64,004

Zendesk, Inc.*	380	29,214
		6,230,776

Specialty Retail – 1.5%

AutoZone, Inc.*	76	77,544

Best Buy Co., Inc.	1,520	116,630

Lowe’s Cos., Inc.	4,066	425,914

Tiffany & Co.	342	43,263

TJX Cos., Inc. (The)	7,448	365,324
		1,028,675

Technology Hardware, Storage & Peripherals – 5.4%

Apple, Inc.	11,514	3,382,813

Hewlett Packard Enterprise Co.	9,234	92,894

HP, Inc.	266	4,126

Seagate Technology plc	1,102	55,045

Western Digital Corp.	1,444	66,539
		3,601,417

Textiles, Apparel & Luxury Goods – 0.2%

Lululemon Athletica, Inc.*	646	144,368

Tobacco – 0.1%

Altria Group, Inc.	1,710	67,118

Investments	Shares	Value

Trading Companies & Distributors – 0.1%

WW Grainger, Inc.	304	$83,776

Water Utilities – 0.1%

American Water Works Co., Inc.	684	83,236

Wireless Telecommunication Services – 0.1%

T-Mobile US, Inc.*	684	60,055
Total Common Stocks (Cost $57,559,691)		66,018,962
	Principal Amount

SECURITIES LENDING REINVESTMENTS(c) – 0.1%

REPURCHASE AGREEMENTS – 0.1%

Citigroup Global Markets, Inc., 0.02%, dated 4/30/2020, due 5/1/2020, repurchase price $87,992, collateralized by various U.S. Treasury Securities, ranging from 0.75% – 4.38%, maturing 8/15/2040 – 2/15/2046; total market value $88,664 (Cost $87,992)	$87,992	87,992
Total Investments – 99.0% (Cost $57,647,683)		66,106,954

Other Assets Less Liabilities – 1.0%		658,499
NET ASSETS – 100.0%		$66,765,453

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $1,866,073, collateralized in the form of cash with a value of $87,992 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,868,020 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 5, 2020 – November 15, 2049; a total value of $1,956,012.

(b)	Represents less than 0.05% of net assets.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2020. The total value of securities purchased was $87,992.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	207

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,473,893
Aggregate gross unrealized depreciation	(1,986,916)
Net unrealized appreciation	$8,486,977
Federal income tax cost	$57,675,217

Futures Contracts

FlexShares® STOXX® US ESG Impact Index Fund had the following open futures contracts as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	4	06/19/2020	USD	$580,480	$55,240

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

208	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.4%

Aerospace & Defense – 0.0%(a)

Howmet Aerospace, Inc.	1,691	$22,101

Saab AB, Class B*	361	8,372
		30,473

Air Freight & Logistics – 0.3%

Deutsche Post AG (Registered)	2,413	71,757

FedEx Corp.	760	96,345

United Parcel Service, Inc., Class B	1,311	124,099
		292,201

Airlines – 0.1%

Delta Air Lines, Inc.	1,216	31,507

Deutsche Lufthansa AG (Registered)*	133	1,188

easyJet plc	76	578

International Consolidated Airlines Group SA	5,187	14,518

Qantas Airways Ltd.	2,394	6,050

Southwest Airlines Co.	1,349	42,156

United Airlines Holdings, Inc.*	513	15,175
		111,172

Auto Components – 0.3%

Aptiv plc	1,007	70,037

Bridgestone Corp.	4,500	142,152

Cie Generale des Etablissements Michelin SCA	171	16,688

Continental AG*	304	25,705

Nokian Renkaat OYJ(b)	57	1,220

Valeo SA	1,368	31,720
		287,522

Automobiles – 1.3%

Bayerische Motoren Werke AG	1,330	78,737

Daimler AG (Registered)	3,496	120,753

Ferrari NV	380	59,685

Fiat Chrysler Automobiles NV	1,957	17,182

Ford Motor Co.	13,889	70,695

General Motors Co.	2,907	64,797

Honda Motor Co. Ltd.	9,500	231,914

Renault SA*	95	1,884

Investments	Shares	Value

Automobiles – (continued)

Tesla, Inc.*	703	$549,662
		1,195,309

Banks – 6.6%

ABN AMRO Bank NV, CVA(c)	2,945	22,580

Australia & New Zealand Banking Group Ltd.	9,291	102,800

Banco Bilbao Vizcaya Argentaria SA	28,196	92,248

Banco Santander SA	75,848	169,268

Bank of America Corp.	42,465	1,021,283

Bank of Montreal	2,565	130,692

Bank of Nova Scotia (The)	3,819	153,425

Bank Polska Kasa Opieki SA	399	5,008

Bankinter SA	209	862

Barclays plc	72,447	96,773

BNP Paribas SA	4,959	155,751

Citigroup, Inc.	7,372	357,984

Commerzbank AG	247	913

Commonwealth Bank of Australia	7,011	287,753

DBS Group Holdings Ltd.	5,700	80,821

DNB ASA	2,603	31,635

Erste Group Bank AG	1,159	25,167

Hang Seng Bank Ltd.(b)	1,900	33,454

HSBC Holdings plc	92,245	477,048

ING Groep NV	8,436	46,274

Intesa Sanpaolo SpA	71,231	111,021

JPMorgan Chase & Co.	5,605	536,735

KBC Group NV	1,159	62,559

KeyCorp	304	3,542

Lloyds Banking Group plc	341,810	139,000

Mediobanca Banca di Credito Finanziario SpA	2,090	12,105

Mizuho Financial Group, Inc.	209,000	245,871

National Australia Bank Ltd.	2,603	28,903

PNC Financial Services Group, Inc. (The)	1,767	188,486

Royal Bank of Canada	5,187	319,783

Skandinaviska Enskilda Banken AB, Class A	4,826	39,696

Societe Generale SA	3,306	51,636

Standard Chartered plc(b)	11,495	59,084

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	209

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Sumitomo Mitsui Trust Holdings, Inc.	1,900	$56,164

Svenska Handelsbanken AB, Class A*	5,377	49,712

Swedbank AB, Class A	2,641	31,193

Toronto-Dominion Bank (The)	5,415	226,744

UniCredit SpA*	8,759	67,434

Unione di Banche Italiane SpA(b)	5,928	16,940

United Overseas Bank Ltd.	3,800	54,907

US Bancorp	5,662	206,663

Westpac Banking Corp.	13,585	144,796
		5,944,713

Beverages – 1.9%

Anheuser-Busch InBev SA/NV	2,166	99,357

Carlsberg A/S, Class B	228	28,743

Coca-Cola Amatil Ltd.	2,261	12,849

Coca-Cola Bottlers Japan Holdings, Inc.	1,900	34,558

Coca-Cola Co. (The)	10,602	486,526

Coca-Cola European Partners plc	722	28,620

Coca-Cola HBC AG, DI	722	18,350

Diageo plc	5,092	176,627

Heineken Holding NV	266	20,715

Heineken NV(b)	323	27,461

PepsiCo, Inc.	3,952	522,810

Pernod Ricard SA	893	136,054

Remy Cointreau SA(b)	38	4,237

Suntory Beverage & Food Ltd.	1,300	49,296

Thai Beverage PCL	34,200	16,764

Treasury Wine Estates Ltd.	3,173	21,085
		1,684,052

Biotechnology – 1.7%

AbbVie, Inc.	3,876	318,607

Amgen, Inc.	2,223	531,786

Biogen, Inc.*	646	191,752

CSL Ltd.	1,273	257,898

Regeneron Pharmaceuticals, Inc.*	152	79,934

Vertex Pharmaceuticals, Inc.*	665	167,048
		1,547,025

Investments	Shares	Value

Building Products – 0.6%

AGC, Inc.	1,100	$27,764

Assa Abloy AB, Class B	3,800	68,493

Cie de Saint-Gobain	1,653	43,833

Daikin Industries Ltd.	1,400	183,354

Fortune Brands Home & Security, Inc.	741	35,716

Geberit AG (Registered)	133	59,682

Johnson Controls International plc	1,805	52,544

LIXIL Group Corp.	1,900	23,240

Trane Technologies plc	285	24,915
		519,541

Capital Markets – 2.5%

3i Group plc	2,717	26,868

Bank of New York Mellon Corp. (The)	3,610	135,519

BlackRock, Inc.	532	267,085

Charles Schwab Corp. (The)	2,451	92,452

CME Group, Inc.	1,330	237,019

Credit Suisse Group AG (Registered)*	5,757	52,050

Deutsche Bank AG (Registered)	4,465	33,148

Deutsche Boerse AG	418	64,898

Goldman Sachs Group, Inc. (The)	1,425	261,373

Hong Kong Exchanges & Clearing Ltd.	3,827	124,401

Investec plc	4,560	9,430

London Stock Exchange Group plc	1,273	119,721

Macquarie Group Ltd.	1,577	105,993

Morgan Stanley	4,066	160,322

MSCI, Inc.	190	62,130

Nasdaq, Inc.	266	29,172

Natixis SA	76	180

S&P Global, Inc.	912	267,107

State Street Corp.	342	21,560

UBS Group AG (Registered)*	15,390	164,879
		2,235,307

Chemicals – 1.7%

Air Liquide SA	1,128	143,441

Akzo Nobel NV	874	66,245

Arkema SA	19	1,575

Asahi Kasei Corp.	7,600	54,369

See Accompanying Notes to the Financial Statements.

210	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

BASF SE	1,862	$95,212

Celanese Corp.	380	31,567

Chr Hansen Holding A/S	513	44,200

Clariant AG (Registered)*	817	15,123

Croda International plc	406	25,001

Dow, Inc.	1,577	57,860

DuPont de Nemours, Inc.	1,615	75,937

Ecolab, Inc.	817	158,090

FUCHS PETROLUB SE (Preference)	323	12,545

Givaudan SA (Registered)	21	70,345

Hexpol AB*	1,330	9,702

International Flavors & Fragrances, Inc.	266	34,854

Johnson Matthey plc	855	21,488

Koninklijke DSM NV(b)	513	62,791

LyondellBasell Industries NV, Class A	532	30,829

Mitsubishi Chemical Holdings Corp.	11,400	65,819

Mitsui Chemicals, Inc.	2,000	39,762

Novozymes A/S, Class B	703	34,434

PPG Industries, Inc.	836	75,934

Sherwin-Williams Co. (The)	323	173,248

Sika AG (Registered)	285	47,158

Solvay SA	513	40,029

Symrise AG	209	21,134
		1,508,692

Commercial Services & Supplies – 0.3%

Brambles Ltd.	2,755	19,985

Cintas Corp.	190	42,148

Downer EDI Ltd.	950	2,594

Elis SA	1,064	13,169

ISS A/S* (b)	57	850

Rentokil Initial plc	8,816	52,742

Republic Services, Inc.	285	22,327

Securitas AB, Class B	1,881	22,234

SPIE SA	627	9,463

Waste Management, Inc.	741	74,115
		259,627

Communications Equipment – 0.9%

Cisco Systems, Inc.	11,742	497,626

Juniper Networks, Inc.	1,216	26,266

Investments	Shares	Value

Communications Equipment – (continued)

Motorola Solutions, Inc.	513	$73,775

Nokia OYJ	17,746	64,609

Telefonaktiebolaget LM Ericsson, Class B	12,939	112,735
		775,011

Construction & Engineering – 0.2%

Bouygues SA*	1,178	36,269

Eiffage SA	247	20,209

Ferrovial SA	1,053	26,296

Skanska AB, Class B*	2,090	40,047

Taisei Corp.	1,400	44,317

Vinci SA	513	41,973
		209,111

Construction Materials – 0.2%

Boral Ltd.	1,539	3,043

CRH plc	2,641	79,694

LafargeHolcim Ltd. (Registered)*	1,621	67,248

Wienerberger AG	361	6,742
		156,727

Consumer Finance – 0.3%

American Express Co.	1,387	126,564

Capital One Financial Corp.	1,957	126,735

Synchrony Financial	2,489	49,257
		302,556

Containers & Packaging – 0.3%

Amcor plc, CHDI	3,021	27,828

Avery Dennison Corp.	437	48,241

Ball Corp.	1,330	87,235

DS Smith plc(b)	5,453	21,453

International Paper Co.	741	25,379

Orora Ltd.	4,826	8,120

Smurfit Kappa Group plc	665	20,846
		239,102

Distributors – 0.0%(a)

Genuine Parts Co.	456	36,152

Diversified Financial Services – 0.1%

EXOR NV	475	25,956

Groupe Bruxelles Lambert SA*	494	39,434

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	211

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Financial Services – (continued)

Kinnevik AB, Class B	874	$18,076

L E Lundbergforetagen AB, Class B*	627	26,461

Wendel SE	38	3,246
		113,173

Diversified Telecommunication Services – 3.4%

AT&T, Inc.	32,737	997,496

BCE, Inc.	1,577	63,911

BT Group plc	37,335	54,651

Cellnex Telecom SA(c)	1,387	72,617

CenturyLink, Inc.	3,059	32,487

Deutsche Telekom AG (Registered)	14,763	215,464

Elisa OYJ	513	31,151

Koninklijke KPN NV	17,499	40,480

Orange SA	7,429	90,605

Proximus SADP	741	15,802

Singapore Telecommunications Ltd.	30,400	61,115

Spark New Zealand Ltd.	8,968	24,566

Swisscom AG (Registered)(b)	114	59,271

Telecom Italia SpA*	38,855	15,389

Telenor ASA	3,895	59,933

Telia Co. AB	10,203	35,256

Telstra Corp. Ltd.	33,915	67,723

TELUS Corp.	2,305	37,754

Verizon Communications, Inc.	18,829	1,081,726
		3,057,397

Electric Utilities – 1.5%

American Electric Power Co., Inc.	798	66,322

CK Infrastructure Holdings Ltd.	4,500	26,818

CLP Holdings Ltd.	5,000	53,403

EDP – Energias de Portugal SA	5,871	24,757

Electricite de France SA	521	4,151

Endesa SA	494	10,957

Enel SpA	16,739	114,332

Entergy Corp.	589	56,255

Eversource Energy	1,444	116,531

FirstEnergy Corp.	1,330	54,889

Fortum OYJ	1,710	28,375

Iberdrola SA	26,180	262,089

NextEra Energy, Inc.	1,311	302,998

Orsted A/S(c)	912	92,182

Investments	Shares	Value

Electric Utilities – (continued)

Red Electrica Corp. SA	741	$13,031

SSE plc	4,767	75,161

Terna Rete Elettrica Nazionale SpA	6,517	40,830

Xcel Energy, Inc.	741	47,098
		1,390,179

Electrical Equipment – 0.7%

ABB Ltd. (Registered)	4,902	93,073

Eaton Corp. plc	1,501	125,334

Legrand SA	1,292	87,059

Mitsubishi Electric Corp.	11,400	142,906

Prysmian SpA	1,197	22,511

Schneider Electric SE* (b)	1,197	109,422

Signify NV(b) (c)	209	4,261

Vestas Wind Systems A/S	627	53,967
		638,533

Electronic Equipment, Instruments & Components – 1.1%

AAC Technologies Holdings, Inc.(b)	2,000	9,791

Amphenol Corp., Class A	1,026	90,555

Azbil Corp.	1,300	34,574

Corning, Inc.	2,546	56,037

Electrocomponents plc	19	139

Halma plc	1,216	32,056

Hexagon AB, Class B*	1,007	50,220

Hitachi Ltd.	10,600	321,266

Ingenico Group SA	114	14,322

Keysight Technologies, Inc.*	570	55,159

Murata Manufacturing Co. Ltd.	3,000	168,860

Omron Corp.	1,400	83,266

Taiyo Yuden Co. Ltd.(b)	1,200	34,002

Zebra Technologies Corp., Class A*	190	43,635
		993,882

Energy Equipment & Services – 0.2%

Baker Hughes Co.	1,691	23,589

Halliburton Co.	5,738	60,249

John Wood Group plc	76	194

Saipem SpA*	3,591	9,208

Schlumberger Ltd.	2,736	46,020

TGS NOPEC Geophysical Co. ASA	418	6,440

Worley Ltd.	1,755	10,341
		156,041

See Accompanying Notes to the Financial Statements.

212	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Entertainment – 1.1%

Ubisoft Entertainment SA*	418	$31,096

Vivendi SA(b)	2,964	63,972

Walt Disney Co. (The)	8,341	902,079
		997,147

Equity Real Estate Investment Trusts (REITs) – 1.1%

Alexandria Real Estate Equities, Inc.	418	65,664

AvalonBay Communities, Inc.	494	80,497

British Land Co. plc (The)	475	2,424

Cofinimmo SA	76	10,572

Covivio(b)	138	8,638

Derwent London plc(b)	38	1,489

Dexus	2,166	12,990

Gecina SA	304	39,657

GPT Group (The)	3,990	11,050

Hammerson plc	247	220

Healthpeak Properties, Inc.	2,337	61,089

Host Hotels & Resorts, Inc.	3,401	41,866

ICADE	171	13,139

Klepierre SA	912	18,435

Land Securities Group plc	3,990	33,317

Mirvac Group	11,115	16,300

Orix JREIT, Inc.	38	46,090

Prologis, Inc.	2,907	259,392

Simon Property Group, Inc.	817	54,551

Stockland	12,673	23,895

Suntec REIT	7,600	7,558

Unibail-Rodamco-Westfield	323	19,005

Ventas, Inc.	684	22,127

Vicinity Centres	15,637	15,254

Welltower, Inc.	950	48,669

Weyerhaeuser Co.	3,401	74,380

WP Carey, Inc.	627	41,244
		1,029,512

Food & Staples Retailing – 2.2%

Aeon Co. Ltd.	7,600	154,331

Carrefour SA	2,288	33,819

Coles Group Ltd.	3,515	35,693

Colruyt SA	95	5,684

Costco Wholesale Corp.	2,071	627,513

J Sainsbury plc(b)	6,783	16,949

Investments	Shares	Value

Food & Staples Retailing – (continued)

Jeronimo Martins SGPS SA	817	$13,794

Kesko OYJ, Class B	836	13,598

Koninklijke Ahold Delhaize NV	2,565	62,257

Kroger Co. (The)	2,128	67,266

Lawson, Inc.	800	41,670

Loblaw Cos. Ltd.	57	2,811

Seven & i Holdings Co. Ltd.	6,900	229,258

Sysco Corp.	1,900	106,913

Tesco plc	26,961	79,951

Walgreens Boots Alliance, Inc.	2,451	106,104

Walmart, Inc.	2,660	323,323

Woolworths Group Ltd.	4,617	108,063
		2,028,997

Food Products – 2.2%

AAK AB	456	7,491

Ajinomoto Co., Inc.	3,800	68,086

Archer-Daniels-Midland Co.	1,976	73,389

Associated British Foods plc	1,349	32,202

Danone SA	2,337	161,928

General Mills, Inc.	1,919	114,929

Hershey Co. (The)	513	67,937

JM Smucker Co. (The)	209	24,016

Kellogg Co.	513	33,601

Kerry Group plc, Class A	361	41,399

Kraft Heinz Co. (The)	1,330	40,339

McCormick & Co., Inc. (Non-Voting)	228	35,759

Mondelez International, Inc., Class A	3,933	202,313

Mowi ASA	1,691	29,039

Nestle SA (Registered)	9,595	1,013,035

Orkla ASA	4,484	40,691

Salmar ASA	133	5,206

Tate & Lyle plc	1,406	12,631

Vitasoy International Holdings Ltd.(b)	2,000	7,198
		2,011,189

Gas Utilities – 0.2%

Enagas SA	646	15,064

Italgas SpA	399	2,231

Rubis SCA	352	15,792

Snam SpA	8,645	38,709

Tokyo Gas Co. Ltd.	3,800	83,793
		155,589

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	213

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – 3.1%

Abbott Laboratories	7,923	$729,629

Alcon, Inc.*	1,292	68,191

Ansell Ltd.	1,273	23,795

Baxter International, Inc.	760	67,473

Becton Dickinson and Co.	1,045	263,894

Boston Scientific Corp.*	3,971	148,833

Cochlear Ltd.	247	29,836

Coloplast A/S, Class B	323	51,077

Danaher Corp.	1,729	282,622

Edwards Lifesciences Corp.*	456	99,180

Fisher & Paykel Healthcare Corp. Ltd.	1,292	21,833

Getinge AB, Class B	589	11,343

Hologic, Inc.*	1,539	77,104

Hoya Corp.	1,900	175,297

Koninklijke Philips NV	2,318	100,833

Medtronic plc	3,515	343,169

Sartorius AG (Preference)	209	58,786

Smith & Nephew plc	1,881	36,965

Sonova Holding AG (Registered)	285	51,469

Straumann Holding AG (Registered)	57	43,254

Varian Medical Systems, Inc.*	247	28,252

Zimmer Biomet Holdings, Inc.	608	72,778
		2,785,613

Health Care Providers & Services – 1.7%

Anthem, Inc.	969	272,027

Cigna Corp.	741	145,073

CVS Health Corp.	4,769	293,532

Fresenius Medical Care AG & Co. KGaA	893	70,091

Fresenius SE & Co. KGaA	1,596	69,277

Humana, Inc.	190	72,546

Laboratory Corp. of America Holdings*	361	59,367

Orpea	133	14,786

Ramsay Health Care Ltd.	285	11,682

Sonic Healthcare Ltd.	2,489	44,307

UnitedHealth Group, Inc.	1,710	500,124
		1,552,812

Investments	Shares	Value

Hotels, Restaurants & Leisure – 1.8%

Accor SA(b)	1,140	$31,616

Aristocrat Leisure Ltd.	3,876	64,684

Carnival Corp.	1,919	30,512

Carnival plc	152	2,100

Compass Group plc	7,923	133,515

Domino’s Pizza Enterprises Ltd.(b)	285	10,831

Domino’s Pizza, Inc.	57	20,630

Genting Singapore Ltd.	13,300	7,417

Hilton Worldwide Holdings, Inc.	798	60,417

InterContinental Hotels Group plc	576	26,213

Las Vegas Sands Corp.	1,691	81,202

Marriott International, Inc., Class A	1,216	110,583

McDonald’s Corp.	2,774	520,291

Oriental Land Co. Ltd.	1,900	243,064

Restaurant Brands International, Inc.	893	43,655

Royal Caribbean Cruises Ltd.	912	42,654

Sands China Ltd.	7,600	31,273

Sodexo SA	361	28,667

SSP Group plc	1,373	4,856

TUI AG, DI	2,451	9,785

Whitbread plc	931	34,995

Yum! Brands, Inc.	1,026	88,677
		1,627,637

Household Durables – 1.2%

Barratt Developments plc	3,686	24,130

Berkeley Group Holdings plc	551	29,072

Garmin Ltd.	475	38,551

Husqvarna AB, Class B	2,147	13,004

Persimmon plc	1,254	34,877

SEB SA	114	13,710

Sony Corp.	13,300	862,165

Taylor Wimpey plc	15,960	29,603
		1,045,112

Household Products – 2.3%

Church & Dwight Co., Inc.	418	29,256

Clorox Co. (The)	209	38,966

Colgate-Palmolive Co.	1,558	109,481

Essity AB, Class B*	2,299	74,733

Kimberly-Clark Corp.	912	126,294

Procter & Gamble Co. (The)	13,566	1,599,024

See Accompanying Notes to the Financial Statements.

214	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Products – (continued)

Unicharm Corp.	2,600	$96,039
		2,073,793

Industrial Conglomerates – 0.9%

3M Co.	2,546	386,789

CK Hutchison Holdings Ltd.	9,500	70,340

General Electric Co.	29,944	203,619

Rheinmetall AG	152	10,292

Siemens AG (Registered)	1,463	135,693

Smiths Group plc	266	4,162
		810,895

Insurance – 2.5%

Admiral Group plc	551	16,194

Aegon NV	133	342

Aflac, Inc.	2,603	96,936

AIA Group Ltd.	26,600	246,876

Allstate Corp. (The)	1,083	110,163

American International Group, Inc.	2,299	58,464

Aon plc	931	160,756

Arthur J Gallagher & Co.	684	53,694

ASR Nederland NV	133	3,576

Assicurazioni Generali SpA	3,971	56,608

Aviva plc	13,262	40,448

AXA SA	7,334	130,101

CNP Assurances*	874	9,023

Direct Line Insurance Group plc	627	2,155

Hartford Financial Services Group, Inc. (The)	1,102	41,865

Insurance Australia Group Ltd.	9,234	34,943

Japan Post Holdings Co. Ltd.	13,300	107,559

Legal & General Group plc	27,303	70,461

Manulife Financial Corp.	4,237	53,475

Mapfre SA	2,470	4,521

Marsh & McLennan Cos., Inc.	1,007	98,011

Medibank Pvt Ltd.	8,379	14,811

MetLife, Inc.	1,957	70,609

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	418	91,933

Phoenix Group Holdings plc	2,223	16,852

Poste Italiane SpA(c)	2,394	20,327

Investments	Shares	Value

Insurance – (continued)

Power Corp. of Canada	3,002	$48,112

Principal Financial Group, Inc.	1,349	49,117

Prudential plc	6,251	88,979

Sampo OYJ, Class A	950	31,466

Storebrand ASA	4,389	22,075

Sun Life Financial, Inc.	1,330	45,685

Suncorp Group Ltd.	19	114

Swiss Life Holding AG (Registered)	152	53,845

Swiss Re AG(b)	1,178	85,023

Travelers Cos., Inc. (The)	1,007	101,919

Zurich Insurance Group AG	342	108,891
		2,245,929

Interactive Media & Services – 2.3%

Alphabet, Inc., Class C*	1,387	1,870,592

Rightmove plc	3,477	21,823

Scout24 AG(c)	95	6,212

Snap, Inc., Class A*	3,097	54,538

Z Holdings Corp.	24,700	96,781
		2,049,946

Internet & Direct Marketing Retail – 4.8%

Amazon.com, Inc.*	1,558	3,854,492

Booking Holdings, Inc.*	152	225,046

Delivery Hero SE* (c)	798	67,302

eBay, Inc.	2,584	102,921

Expedia Group, Inc.	456	32,367

Rakuten, Inc.	5,700	48,826
		4,330,954

IT Services – 3.2%

Accenture plc, Class A	3,534	654,462

Akamai Technologies, Inc.*	456	44,556

Alten SA	57	4,102

Amadeus IT Group SA	1,273	61,238

Amdocs Ltd.	361	23,263

Atos SE*	672	47,887

Booz Allen Hamilton Holding Corp.	513	37,675

Capgemini SE	494	46,392

Capita plc*	5,567	2,737

CGI, Inc.*	608	38,858

Cognizant Technology Solutions Corp., Class A	1,805	104,726

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	215

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – (continued)

Computershare Ltd.	684	$5,454

Edenred	1,026	41,321

EPAM Systems, Inc.*	152	33,575

Fidelity National Information Services, Inc.	1,596	210,496

Fujitsu Ltd.	1,900	187,184

International Business Machines Corp.	1,501	188,466

Itochu Techno-Solutions Corp.	1,200	37,032

Leidos Holdings, Inc.	266	26,284

Mastercard, Inc., Class A	3,192	877,704

NEC Corp.	1,900	74,003

Nihon Unisys Ltd.	1,400	41,175

Nomura Research Institute Ltd.	1,900	46,800

Sopra Steria Group	38	4,499

Western Union Co. (The)	1,197	22,827

Wirecard AG	285	28,219

Worldline SA* (b) (c)	817	55,463
		2,946,398

Leisure Products – 0.1%

Hasbro, Inc.	589	42,532

Yamaha Corp.	900	36,863
		79,395

Life Sciences Tools & Services – 0.3%

Agilent Technologies, Inc.	361	27,674

Eurofins Scientific SE(b)	38	21,019

Illumina, Inc.*	342	109,108

Lonza Group AG (Registered)*	133	58,070

Mettler-Toledo International, Inc.*	95	68,395
		284,266

Machinery – 1.2%

Alfa Laval AB*	1,311	24,630

Alstom SA	570	23,325

Atlas Copco AB, Class A(b)	2,242	77,884

CNH Industrial NV*	3,572	22,348

Cummins, Inc.	665	108,728

Daifuku Co. Ltd.(b)	900	63,375

Dover Corp.	399	37,366

Epiroc AB, Class A	2,850	28,631

Investments	Shares	Value

Machinery – (continued)

GEA Group AG*	494	$11,352

IDEX Corp.	323	49,622

IHI Corp.	1,900	24,004

IMI plc	1,026	10,709

Kawasaki Heavy Industries Ltd.	1,900	29,210

KION Group AG	247	12,258

Komatsu Ltd.	5,700	109,938

Kone OYJ, Class B	1,425	86,344

Kurita Water Industries Ltd.	1,500	42,502

Metso OYJ	304	8,434

PACCAR, Inc.	1,026	71,030

Parker-Hannifin Corp.	114	18,026

Rotork plc	4,028	12,631

Sandvik AB*	2,679	41,499

Schindler Holding AG(b)	190	42,227

SKF AB, Class B	1,444	22,997

Snap-on, Inc.	266	34,657

Stanley Black & Decker, Inc.	456	50,251

Trelleborg AB, Class B*	95	1,224

Valmet OYJ	304	6,959

Volvo AB, Class B	2,033	26,258
		1,098,419

Marine – 0.0%(a)

AP Moller – Maersk A/S, Class B(b)	19	18,887

Kuehne + Nagel International AG (Registered)(b)	171	24,459
		43,346

Media – 0.9%

Comcast Corp., Class A	16,720	629,173

DISH Network Corp., Class A*	1,311	32,795

Eutelsat Communications SA	646	7,245

Informa plc	6,042	33,472

Interpublic Group of Cos., Inc. (The)	1,919	32,585

Liberty Global plc, Class C*	1,786	32,702

Pearson plc(b)	1,273	7,383

Publicis Groupe SA	19	564

SES SA, FDR	1,520	10,149

WPP plc	4,427	34,688
		820,756

See Accompanying Notes to the Financial Statements.

216	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – 1.3%

Agnico Eagle Mines Ltd.	459	$26,877

Alumina Ltd.	9,082	10,316

ArcelorMittal SA(b)	2,869	31,430

BHP Group Ltd.(b)	5,244	111,065

BHP Group plc	10,317	173,884

BlueScope Steel Ltd.	2,413	16,193

Boliden AB(b)	912	18,703

Evraz plc	950	3,178

Fortescue Metals Group Ltd.	10,868	85,099

Glencore plc* (b)	48,773	90,496

Newcrest Mining Ltd.(d)	3,743	67,488

Newmont Corp.	2,546	151,516

Norsk Hydro ASA	266	681

Northern Star Resources Ltd.	1,710	14,319

OZ Minerals Ltd.	2,755	16,179

Rio Tinto Ltd.	1,558	89,262

Rio Tinto plc	3,800	176,603

South32 Ltd.	28,120	36,544

Sumitomo Metal Mining Co. Ltd.	1,900	48,302
		1,168,135

Multiline Retail – 0.6%

Dollar General Corp.	551	96,590

Isetan Mitsukoshi Holdings Ltd.(b)	5,700	35,074

J Front Retailing Co. Ltd.	1,900	15,796

Marks & Spencer Group plc	10,621	12,338

Marui Group Co. Ltd.(b)	1,900	31,485

Next plc	494	29,448

Target Corp.	1,938	212,676

Wesfarmers Ltd.	3,040	75,014
		508,421

Multi-Utilities – 0.8%

A2A SpA	10,450	14,222

AGL Energy Ltd.	2,584	28,692

CMS Energy Corp.	418	23,864

Dominion Energy, Inc.	1,425	109,910

DTE Energy Co.	475	49,276

E.ON SE	3,078	30,834

Engie SA	3,458	37,512

National Grid plc	15,637	184,180

RWE AG	1,311	37,679

Investments	Shares	Value

Multi-Utilities – (continued)

Sempra Energy	627	$77,654

Veolia Environnement SA(b)	2,280	48,660

WEC Energy Group, Inc.	456	41,291
		683,774

Oil, Gas & Consumable Fuels – 3.5%

Aker BP ASA	76	1,265

BP plc	72,846	287,690

Canadian Natural Resources Ltd.	4,009	67,281

Chevron Corp.	4,978	457,976

ConocoPhillips	4,389	184,777

Enbridge, Inc.	4,237	130,104

Eni SpA(b)	6,783	64,740

Equinor ASA(b)	5,529	77,610

Exxon Mobil Corp.	19,855	922,662

Galp Energia SGPS SA	893	10,285

Hess Corp.	684	33,270

JXTG Holdings, Inc.	13,300	47,598

Koninklijke Vopak NV	361	20,806

Lundin Energy AB	361	9,377

Neste OYJ	1,482	52,479

OMV AG	532	17,423

Origin Energy Ltd.	1,102	4,011

Polski Koncern Naftowy ORLEN SA	817	12,303

Royal Dutch Shell plc, Class A(b)	19,057	323,074

TC Energy Corp.	2,356	108,661

TOTAL SA	7,866	283,023

Woodside Petroleum Ltd.	4,104	60,321
		3,176,736

Paper & Forest Products – 0.1%

Mondi plc	2,337	41,564

Stora Enso OYJ, Class R	798	9,440

Svenska Cellulosa AB SCA, Class B*	2,869	30,916

UPM-Kymmene OYJ	1,159	32,066
		113,986

Personal Products – 1.4%

Beiersdorf AG	323	33,814

Estee Lauder Cos., Inc. (The), Class A	779	137,416

L’Oreal SA	988	287,096

Rohto Pharmaceutical Co. Ltd.	1,100	32,351

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	217

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Personal Products – (continued)

Shiseido Co. Ltd.	3,100	$184,896

Unilever NV	5,605	279,823

Unilever plc	5,282	273,294
		1,228,690

Pharmaceuticals – 6.8%

Allergan plc	1,292	242,043

Astellas Pharma, Inc.	19,000	317,422

AstraZeneca plc	5,795	608,298

Bayer AG (Registered)	3,002	197,746

Bristol-Myers Squibb Co.	8,341	507,216

Eisai Co. Ltd.	1,300	91,542

Eli Lilly and Co.	1,653	255,620

GlaxoSmithKline plc	13,680	286,610

Hikma Pharmaceuticals plc	247	7,384

Ipsen SA	95	7,050

Merck & Co., Inc.	4,883	387,417

Merck KGaA	475	55,200

Mylan NV*	1,444	24,216

Novartis AG (Registered)	9,633	821,023

Novo Nordisk A/S, Class B	5,073	323,494

Otsuka Holdings Co. Ltd.	4,200	167,120

Pfizer, Inc.	10,469	401,591

Recordati SpA	133	5,779

Roche Holding AG	2,337	812,254

Sanofi(b)	4,579	447,322

Santen Pharmaceutical Co. Ltd.	3,800	67,660

Shionogi & Co. Ltd.	2,100	116,434
		6,150,441

Professional Services – 0.6%

Adecco Group AG (Registered)	1,083	47,476

Bureau Veritas SA	1,349	27,985

Experian plc	1,824	54,665

IHS Markit Ltd.	912	61,378

Intertek Group plc	741	44,396

RELX plc	9,424	213,549

SEEK Ltd.	703	8,013

SGS SA (Registered)	19	43,014

Wolters Kluwer NV	1,045	76,825
		577,301

Investments	Shares	Value

Real Estate Management & Development – 0.3%

Aroundtown SA	1,653	$8,890

CapitaLand Ltd.*	9,500	20,313

Castellum AB	1,064	18,677

CBRE Group, Inc., Class A*	836	35,890

CK Asset Holdings Ltd.	9,500	60,046

Fabege AB	1,178	14,105

New World Development Co. Ltd.	19,000	22,425

Sun Hung Kai Properties Ltd.	3,000	41,175

Vonovia SE	361	17,813
		239,334

Road & Rail – 0.5%

Aurizon Holdings Ltd.	7,258	22,286

Canadian National Railway Co.	779	64,560

Canadian Pacific Railway Ltd.	266	60,586

CSX Corp.	1,539	101,928

Kansas City Southern	247	32,246

MTR Corp. Ltd.	8,549	47,474

Nippon Express Co. Ltd.	200	9,894

Norfolk Southern Corp.	532	91,025

Old Dominion Freight Line, Inc.	313	45,476
		475,475

Semiconductors & Semiconductor Equipment – 4.6%

Advanced Micro Devices, Inc.*	3,040	159,266

Advantest Corp.(b)	1,200	59,139

ams AG*	769	10,015

Analog Devices, Inc.	532	58,307

ASM International NV	399	43,899

ASML Holding NV	1,539	456,226

Broadcom, Inc.	1,102	299,325

Infineon Technologies AG	3,496	64,904

Intel Corp.	23,883	1,432,502

Lam Research Corp.	361	92,156

Maxim Integrated Products, Inc.	437	24,026

Microchip Technology, Inc.	779	68,342

Micron Technology, Inc.*	3,173	151,955

NVIDIA Corp.	2,242	655,292

QUALCOMM, Inc.	2,318	182,357

Renesas Electronics Corp.*	9,500	51,527

Skyworks Solutions, Inc.	570	59,212

STMicroelectronics NV	2,318	60,197

Teradyne, Inc.	874	54,660

See Accompanying Notes to the Financial Statements.

218	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

Texas Instruments, Inc.	1,862	$216,122
		4,199,429

Software – 8.3%

Adobe, Inc.*	1,786	631,601

ANSYS, Inc.*	285	74,622

Autodesk, Inc.*	1,064	199,106

Citrix Systems, Inc.	323	46,838

Dassault Systemes SE	496	72,554

Intuit, Inc.	779	210,182

Micro Focus International plc	45	273

Microsoft Corp.	27,740	4,971,285

NortonLifeLock, Inc.	2,280	48,496

Oracle Corp.	9,025	478,054

Paycom Software, Inc.*	152	39,675

Sage Group plc (The)	3,914	31,596

salesforce.com, Inc.*	1,634	264,626

SAP SE	3,173	378,609

SimCorp A/S	323	29,878

Splunk, Inc.*	304	42,670

Synopsys, Inc.*	285	44,779
		7,564,844

Specialty Retail – 1.2%

AutoZone, Inc.*	38	38,772

Best Buy Co., Inc.	1,026	78,725

Burlington Stores, Inc.*	323	59,009

Fast Retailing Co. Ltd.	400	192,640

Hennes & Mauritz AB, Class B(b)	2,508	34,973

Industria de Diseno Textil SA	3,762	95,802

Kingfisher plc	646	1,282

Lowe’s Cos., Inc.	2,888	302,518

Tiffany & Co.	209	26,438

TJX Cos., Inc. (The)	5,111	250,695
		1,080,854

Technology Hardware, Storage & Peripherals – 5.5%

Apple, Inc.	15,542	4,566,240

Brother Industries Ltd.	1,900	32,622

Hewlett Packard Enterprise Co.	5,472	55,048

HP, Inc.	4,275	66,305

Investments	Shares	Value

Technology Hardware, Storage & Peripherals – (continued)

Logitech International SA (Registered)	190	$9,156

NetApp, Inc.	931	40,750

Ricoh Co. Ltd.	5,700	39,444

Seagate Technology plc	741	37,013

Seiko Epson Corp.	3,800	43,602

Western Digital Corp.	893	41,149

Xiaomi Corp., Class B* (b) (c)	22,800	29,999
		4,961,328

Textiles, Apparel & Luxury Goods – 1.3%

adidas AG	589	134,962

Burberry Group plc	1,805	31,647

Cie Financiere Richemont SA (Registered)	1,444	82,018

EssilorLuxottica SA – IM	282	34,594

EssilorLuxottica SA – MO	991	122,275

Hermes International	114	83,384

HUGO BOSS AG	57	1,585

Kering SA	285	143,656

Lululemon Athletica, Inc.*	380	84,922

LVMH Moet Hennessy Louis Vuitton SE(b)	1,064	410,745

Moncler SpA	1,064	39,973

Pandora A/S(b)	19	675
		1,170,436

Tobacco – 0.5%

Altria Group, Inc.	5,187	203,590

Imperial Brands plc	4,769	100,998

Japan Tobacco, Inc.	9,500	178,966
		483,554

Trading Companies & Distributors – 0.8%

Brenntag AG	418	18,858

Bunzl plc	1,748	38,089

ITOCHU Corp.(b)	11,400	226,540

Mitsubishi Corp.	7,600	163,464

Mitsui & Co. Ltd.	9,500	134,502

Rexel SA	171	1,601

Sojitz Corp.	9,500	22,388

Toyota Tsusho Corp.	1,900	45,983

WW Grainger, Inc.	209	57,596
		709,021

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	219

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Transportation Infrastructure – 0.1%

Aeroports de Paris	209	$20,465

Auckland International Airport Ltd.(b)	5,051	18,978

Flughafen Zurich AG (Registered)*	95	11,723

Fraport AG Frankfurt Airport Services Worldwide	171	7,499

Getlink SE	1,919	24,445
		83,110

Water Utilities – 0.1%

American Water Works Co., Inc.	437	53,179

Severn Trent plc	1,292	38,949
		92,128

Wireless Telecommunication Services – 0.8%

KDDI Corp.	8,500	247,127

NTT DOCOMO, Inc.	9,000	264,946

Rogers Communications, Inc., Class B	722	30,305

Tele2 AB, Class B	1,501	19,455

Vodafone Group plc	121,581	171,974
		733,807
Total Common Stocks (Cost $81,375,156)		89,102,007
	Principal Amount

SECURITIES LENDING REINVESTMENTS(e) – 0.2%

REPURCHASE AGREEMENTS – 0.2%

Citigroup Global Markets, Inc., 0.02%, dated 4/30/2020, due 5/1/2020, repurchase price $221,348, collateralized by various U.S. Treasury Securities, ranging from 0.75% – 4.38%, maturing 8/15/2040 – 2/15/2046; total market value $223,038 (Cost $221,348)	$221,348	221,348
Total Investments – 98.6% (Cost $81,596,504)		89,323,355

Other Assets Less Liabilities – 1.4%		1,306,406
NET ASSETS – 100.0%		$90,629,761
*	Non-income producing security.

(a)	Represents less than 0.05% of net assets.

(b)

The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $2,545,747, collateralized in the form of cash with a value of $221,348 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $909,193 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from May 21, 2020 – May 15, 2049 and $1,645,344 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from January 22, 2021 – September 20, 2117; a total value of $2,775,885.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)

Security fair valued as of April 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2020 amounted to $67,488, which represents approximately 0.07% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2020. The total value of securities purchased was $221,348.

Percentages shown are based on Net Assets.

Abbreviations

CHDI – Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA – Dutch Certification

DI – Depositary Interest

FDR – Fiduciary Depositary Receipt

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,479,618
Aggregate gross unrealized depreciation	(6,661,152)
Net unrealized appreciation	$7,818,466
Federal income tax cost	$81,611,209

See Accompanying Notes to the Financial Statements.

220	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global ESG Impact Index Fund had the following open futures contracts as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
EURO STOXX 50 Index	3	06/19/2020	EUR	$94,864	$3,635
MSCI EAFE E-Mini Index	7	06/19/2020	USD	573,405	45,243
S&P 500 E-Mini Index	5	06/19/2020	USD	725,600	57,442
					$106,320

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

EUR – Euro

USD – US Dollar

FlexShares® STOXX® Global ESG Impact Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2020:

Australia	2.4%
Austria	0.1
Belgium	0.3
Canada	1.8
Denmark	0.8
Finland	0.4
France	4.4
Germany	2.5
Hong Kong	0.9
Ireland	0.2
Italy	0.9
Japan	8.6
Luxembourg	0.0	†
Netherlands	1.5
New Zealand	0.1
Norway	0.3
Poland	0.0	†
Portugal	0.1
Singapore	0.3
Spain	0.9
Sweden	1.1
Switzerland	4.4
United Kingdom	6.1
United States	60.3
Other[1]	1.6
	100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	221

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.4%

Building Products – 0.1%

Universal Forest Products, Inc.(a)	118,188	$4,859,890

Chemicals – 14.3%

CF Industries Holdings, Inc.	1,247,004	34,292,610

Corteva, Inc.(a)	3,601,116	94,313,228

FMC Corp.(a)	641,592	58,962,305

Israel Chemicals Ltd.	3,880,908	13,607,609

K+S AG (Registered)	921,384	6,206,530

Mosaic Co. (The)	2,291,400	26,374,014

Nufarm Ltd.* (a)	1,558,152	5,365,842

Nutrien Ltd.	3,198,312	114,466,388

PhosAgro PJSC	164,016	5,990,733

Sasol Ltd.* (a)	1,408,608	6,692,901

Saudi Arabian Fertilizer Co.	923,796	17,418,045

Scotts Miracle-Gro Co. (The)(a)	178,488	22,137,867

UPL Ltd.	2,496,420	13,963,929

Yara International ASA(a)	827,316	28,277,319
		448,069,320

Equity Real Estate Investment Trusts (REITs) – 1.2%

Rayonier, Inc.	260,496	6,259,719

Weyerhaeuser Co.	1,507,500	32,969,025
		39,228,744

Food Products – 14.5%

a2 Milk Co. Ltd.* (a)	3,244,140	39,288,899

Archer-Daniels-Midland Co.(a)	2,641,140	98,091,940

Bakkafrost P/F	233,964	11,595,693

Bunge Ltd.	735,660	29,183,632

Charoen Pokphand Foods PCL, NVDR	18,813,600	15,699,805

Charoen Pokphand Indonesia Tbk. PT	31,114,800	9,622,056

IOI Corp. Bhd.	14,699,800	13,879,346

Kuala Lumpur Kepong Bhd.	2,653,200	12,957,488

Maruha Nichiro Corp.	241,700	5,117,209

Mowi ASA	2,216,628	38,066,081

PPB Group Bhd.	3,263,800	12,493,523

Investments	Shares	Value

Food Products – (continued)

QL Resources Bhd.	3,264,400	$6,187,177

Sakata Seed Corp.(a)	179,500	5,866,671

Salmar ASA	248,436	9,723,951

Sime Darby Plantation Bhd.	14,472,000	16,659,628

Tyson Foods, Inc., Class A	1,509,912	93,901,427

Wilmar International Ltd.	14,230,800	36,090,045
		454,424,571

Metals & Mining – 31.1%

Agnico Eagle Mines Ltd.(a)	463,263	27,126,376

Anglo American plc	2,976,408	53,130,744

AngloGold Ashanti Ltd.	713,952	18,065,532

Barrick Gold Corp.	3,329,246	85,882,779

BHP Group Ltd.(a)	6,329,088	134,047,205

Boliden AB(a)	578,880	11,871,331

First Quantum Minerals Ltd.(a)	1,811,412	11,085,354

Fortescue Metals Group Ltd.	3,350,268	26,233,309

Franco-Nevada Corp.(a)	365,437	48,453,060

Freeport-McMoRan, Inc.(a)	3,273,084	28,901,332

Glencore plc* (a)	25,241,580	46,834,385

Gold Fields Ltd.(a)	1,370,016	10,579,672

Grupo Mexico SAB de CV, Series B(a)	6,498,228	14,028,094

Impala Platinum Holdings Ltd.	1,531,620	9,357,352

Kinross Gold Corp.*	2,412,000	15,959,019

Kirkland Lake Gold Ltd.	520,992	21,583,124

Korea Zinc Co. Ltd.	25,075	7,943,658

MMC Norilsk Nickel PJSC	34,536	9,563,761

MMC Norilsk Nickel PJSC, ADR	831,764	23,106,404

Newcrest Mining Ltd.(b)	1,377,252	24,832,457

Newmont Corp.	1,464,084	87,083,716

Norsk Hydro ASA	3,101,832	7,943,103

Northern Star Resources Ltd.	1,365,192	11,431,589

Rio Tinto plc	1,951,308	90,685,948

Royal Gold, Inc.	132,660	16,254,830

Saudi Arabian Mining Co.*	986,508	9,812,536

South32 Ltd.	10,873,296	14,130,713

Sumitomo Metal Mining Co. Ltd.(a)	557,700	14,177,841

Teck Resources Ltd., Class B	1,104,696	9,758,897

See Accompanying Notes to the Financial Statements.

222	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Vale SA*	6,616,100	$54,827,600

Wheaton Precious Metals Corp.(a)	845,067	32,179,411
		976,871,132

Multi-Utilities – 0.9%

Suez	713,952	8,066,244

Veolia Environnement SA(a)	918,972	19,612,627
		27,678,871

Oil, Gas & Consumable Fuels – 29.0%

BP plc	17,291,628	68,289,599

Canadian Natural Resources Ltd.(a)	1,396,548	23,437,513

Chevron Corp.(a)	1,466,496	134,917,632

China Petroleum & Chemical Corp., Class H	19,026,000	9,620,556

CNOOC Ltd.	14,142,000	16,034,903

Concho Resources, Inc.	205,020	11,628,734

ConocoPhillips	1,126,404	47,421,608

Diamondback Energy, Inc.(a)	265,320	11,552,033

Eni SpA(a)	2,356,524	22,491,712

EOG Resources, Inc.	653,652	31,055,006

Equinor ASA	1,005,804	14,118,291

Exxon Mobil Corp.(a)	3,415,392	158,713,266

Gazprom PJSC	9,508,720	24,431,201

Gazprom PJSC, ADR	384,132	1,949,854

Gazprom PJSC, ADR, OTC	155,011	782,806

Hess Corp.(a)	272,556	13,257,124

Inpex Corp.	964,800	6,235,314

LUKOIL PJSC	177,466	11,582,882

LUKOIL PJSC, ADR(a)	184,514	12,085,667

Novatek PJSC	793,548	11,130,249

Occidental Petroleum Corp.(a)	1,712,520	28,427,832

PetroChina Co. Ltd., Class H	16,306,000	5,868,381

Petroleo Brasileiro SA (Preference)	5,091,333	16,976,440

Pioneer Natural Resources Co.	200,196	17,879,505

PTT PCL, NVDR	12,783,600	14,026,203

Repsol SA	1,208,412	11,004,191

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Royal Dutch Shell plc, Class A	3,569,760	$59,660,998

Suncor Energy, Inc.	1,555,740	27,800,473

Tatneft PJSC	1,505,088	11,194,218

TOTAL SA	2,103,264	75,676,712

Woodside Petroleum Ltd.(a)	841,788	12,372,613
		911,623,516

Paper & Forest Products – 3.3%

Canfor Corp.* (a)	142,308	993,835

Duratex SA*	723,600	1,301,953

Holmen AB, Class B	180,900	5,285,943

Interfor Corp.* (a)	173,664	1,026,517

Mondi plc	899,676	16,000,769

Oji Holdings Corp.(a)	1,929,600	9,924,534

Stella-Jones, Inc.	120,600	3,012,938

Stora Enso OYJ, Class R	1,172,232	13,866,614

Suzano SA*	1,036,800	7,548,129

Svenska Cellulosa AB SCA, Class B* (a)	1,085,400	11,696,121

UPM-Kymmene OYJ	1,015,452	28,094,793

West Fraser Timber Co. Ltd.(a)	125,424	3,498,273
		102,250,419

Trading Companies & Distributors – 0.6%

Mitsui & Co. Ltd.	1,323,300	18,735,458

Water Utilities – 3.4%

American States Water Co.(a)	50,652	4,020,249

American Water Works Co., Inc.(a)	253,260	30,819,209

Beijing Enterprises Water Group Ltd.*	9,682,000	3,746,735

California Water Service Group(a)	69,948	3,142,064

Cia de Saneamento Basico do Estado de Sao Paulo*	620,805	4,596,432

Cia de Saneamento de Minas Gerais-COPASA*	135,566	1,202,070

Cia de Saneamento do Parana*	464,260	2,204,105

Essential Utilities, Inc.(a)	340,092	14,212,445

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	223

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Water Utilities – (continued)

Guangdong Investment Ltd.	4,209,576	$8,753,264

Pennon Group plc	646,416	8,936,311

Severn Trent plc	364,212	10,979,631

SJW Group(a)	38,592	2,297,382

United Utilities Group plc	1,058,868	12,049,812
		106,959,709
Total Common Stocks (Cost $3,532,065,772)		3,090,701,630
	Principal Amount

SECURITIES LENDING REINVESTMENTS(c) – 6.4%

CERTIFICATES OF DEPOSIT – 0.4%
Bank of Montreal, Chicago

(US Federal Funds Effective Rate (continuous series) + 0.35%), 0.39%, 8/6/2020(d)	$4,000,000	3,995,652
MUFG Bank Ltd., New York Branch 1.85%, 10/15/2020	4,000,000	4,021,800
Natixis SA, New York 1.79%, 6/5/2020	1,000,000	1,000,171
Svenska Handelsbanken, New York

(ICE LIBOR USD 1 Month + 0.08%), 0.86%, 11/30/2020(d)	3,000,000	2,990,373
Total Certificates of Deposit (Cost $11,995,370)		12,007,996

COMMERCIAL PAPER – 0.3%
Bank of China, Hong Kong Branch 1.84%, 5/21/2020	2,000,000	1,997,967
Bank of Nova Scotia, Houston

(ICE LIBOR USD 1 Month + 0.17%), 0.98%, 5/15/2020(d) (e)	5,000,000	5,000,000

Investments	Principal Amount	Value

COMMERCIAL PAPER – (continued)
UBS AG, London

(ICE LIBOR USD 1 Month + 0.34%), 0.78%, 5/6/2020(d) (e)	$3,000,000	$3,000,000
Total Commercial Paper (Cost $9,997,967)		9,997,967

REPURCHASE AGREEMENTS – 5.7%

BofA Securities, Inc., 0.49%, dated 4/30/2020, due 7/31/2020, repurchase price $8,010,018, collateralized by various Common Stocks; total market value $8,630,058	8,000,000	8,000,000

Citigroup Global Markets, Inc., 0.02%, dated 4/30/2020, due 5/1/2020, repurchase price $129,875,348, collateralized by various U.S. Treasury Securities, ranging from 0.75% – 4.38%, maturing 8/15/2040 – 2/15/2046; total market value $130,867,164	129,875,276	129,875,276

NBC Global Finance Ltd., 0.21%, dated 4/30/2020, due 5/1/2020, repurchase price $7,500,044, collateralized by various U.S. Treasury Securities, 2.88%, maturing 8/15/2028; Common Stocks; total market value $8,241,520	7,500,000	7,500,000

See Accompanying Notes to the Financial Statements.

224	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(c) – (continued)

REPURCHASE AGREEMENTS – (continued)

Societe Generale, 0.20%, dated 4/30/2020, due 5/1/2020, repurchase price $32,450,180, collateralized by various U.S. Treasury Securities, ranging from 1.13% – 2.88%, maturing 2/28/2021 – 2/15/2046; Common Stocks; total market value $35,259,532	$32,450,000	$32,450,000
Total Repurchase Agreements (Cost $177,825,276)		177,825,276
Total Securities Lending Reinvestments (Cost $199,818,613)		199,831,239
Total Investments – 104.8% (Cost $3,731,884,385)		3,290,532,869

Liabilities in excess of other assets – (4.8%)		(150,502,288)
NET ASSETS – 100.0%		$3,140,030,581

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $293,177,640, collateralized in the form of cash with a value of $199,849,647 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $47,277,304 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 5, 2020 – November 15, 2049 and $65,044,346 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 11, 2020 – September 20, 2117; a total value of $312,171,297.

(b)

Security fair valued as of April 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2020 amounted to $24,832,457, which represents approximately 0.79% of net assets of the Fund.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2020. The total value of securities purchased was $199,831,239.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2020.

(e)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

USD – US Dollar

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$310,435,775
Aggregate gross unrealized depreciation	(774,836,787)
Net unrealized depreciation	$(464,401,012)
Federal income tax cost	$3,759,903,666

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	225

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
EURO STOXX 50 Index	4	06/19/2020	EUR	$126,485	$24,572
FTSE 100 Index	196	06/19/2020	GBP	14,549,168	1,849,649
FTSE/JSE Top 40 Index	48	06/18/2020	ZAR	1,220,269	292,613
Hang Seng Index	3	05/28/2020	HKD	474,089	16,382
MSCI Emerging Markets E-Mini Index	47	06/19/2020	USD	2,128,865	185,624
S&P Midcap 400 E-Mini Index	43	06/19/2020	USD	7,057,590	771,240
S&P/TSX 60 Index	118	06/18/2020	CAD	15,091,630	883,350
SPI 200 Index	79	06/18/2020	AUD	7,163,400	742,663
TOPIX Index	6	06/11/2020	JPY	815,823	57,217
					$4,823,310

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of April 30, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	3,600,000	Toronto-Dominion Bank (The)	USD	2,143,018	06/17/2020	$214,238
CAD	6,124,822	Morgan Stanley	USD	4,401,657	06/17/2020	8,669
CAD	1,600,000	Toronto-Dominion Bank (The)	USD	1,130,530	06/17/2020	21,589
EUR	175,000	JPMorgan Chase Bank	USD	190,290	06/17/2020	1,564
EUR	2,150,000	Morgan Stanley	USD	2,314,749	06/17/2020	42,318
GBP	2,820,586	Morgan Stanley	USD	3,533,505	06/17/2020	24,914
NOK	3,000,000	Goldman Sachs & Co.	USD	288,164	06/17/2020	5,466
NZD	426,346	Morgan Stanley	USD	259,876	06/17/2020	3,083
SGD	400,000	Morgan Stanley	USD	275,593	06/17/2020	8,613
USD	2,189,215	BNP Paribas SA	BRL*	10,330,760	06/17/2020	287,435
USD	114,476	Toronto-Dominion Bank (The)	BRL*	620,000	06/17/2020	340
USD	1,016,352	Citibank NA	CHF	961,534	06/17/2020	18,822
USD	439,470	JPMorgan Chase Bank	EUR	393,535	06/17/2020	8,033
USD	708,239	Toronto-Dominion Bank (The)	EUR	640,000	06/17/2020	6,601
USD	1,160,415	Morgan Stanley	HKD	9,000,000	06/17/2020	200
USD	295,037	Goldman Sachs & Co.	KRW*	350,052,156	06/17/2020	7,527
USD	16,579	Goldman Sachs & Co.	RUB*	1,215,850	06/17/2020	250
Total unrealized appreciation						$659,662
EUR	337,137	Bank of New York	USD	371,683	06/17/2020	$(2,076)
INR*	6,925,711	Toronto-Dominion Bank (The)	USD	92,010	06/17/2020	(217)
JPY	49,750,030	Morgan Stanley	USD	466,733	06/17/2020	(1,187)
MXN	28,291	Citibank NA	USD	1,313	06/17/2020	(134)
MYR*	724,831	Goldman Sachs & Co.	USD	170,605	06/17/2020	(2,374)
NOK	7,031,048	Goldman Sachs & Co.	USD	702,766	06/17/2020	(14,592)
SEK	555,456	Goldman Sachs & Co.	USD	56,905	06/17/2020	(12)

See Accompanying Notes to the Financial Statements.

226	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
SGD	204,915	Citibank NA	USD	147,188	06/17/2020	$(1,593)
USD	412,136	JPMorgan Chase Bank	AUD	675,000	06/17/2020	(29,850)
USD	1,403,540	Morgan Stanley	AUD	2,358,630	06/17/2020	(140,874)
USD	2,447,210	Goldman Sachs & Co.	CAD	3,540,283	06/17/2020	(102,057)
USD	1,549,166	JPMorgan Chase Bank	CAD	2,200,000	06/17/2020	(34,997)
USD	142,861	Morgan Stanley	CAD	200,000	06/17/2020	(1,154)
USD	1,314,595	JPMorgan Chase Bank	EUR	1,200,000	06/17/2020	(977)
USD	855,808	Bank of Montreal	GBP	709,829	06/17/2020	(39,704)
USD	880,461	Morgan Stanley	GBP	715,000	06/17/2020	(21,575)
USD	4,723,955	Toronto-Dominion Bank (The)	GBP	3,800,000	06/17/2020	(70,082)
USD	1,044,819	Citibank NA	HKD	8,117,495	06/17/2020	(1,630)
USD	611,554	Goldman Sachs & Co.	JPY	66,827,381	06/17/2020	(13,797)
USD	1,343,354	Morgan Stanley	JPY	145,000,000	06/17/2020	(13,513)
USD	578,315	Toronto-Dominion Bank (The)	JPY	64,000,000	06/17/2020	(20,578)
USD	131,492	Morgan Stanley	ZAR	2,430,000	06/17/2020	(214)
Total unrealized depreciation						$(513,187)
Net unrealized appreciation						$146,475

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

ZAR – South African Rand

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	227

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2020:

Australia	7.3%
Brazil	2.8
Canada	13.6
China	1.4
Finland	1.3
France	3.3
Germany	0.2
India	0.4
Indonesia	0.3
Israel	0.4
Italy	0.7
Japan	1.9
Malaysia	2.0
Mexico	0.4
New Zealand	1.3
Norway	3.5
Russia	3.6
Saudi Arabia	0.9
Singapore	1.1
South Africa	1.4
South Korea	0.3
Spain	0.4
Sweden	0.9
Thailand	0.9
United Kingdom	11.7
United States	36.4
Other[1]	1.6
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

228	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.0%

Air Freight & Logistics – 2.5%

bpost SA(a)	106,436	$743,193

CTT-Correios de Portugal SA(a)	136,939	322,477

Deutsche Post AG (Registered)	1,066,956	31,728,492

Oesterreichische Post AG* (a)	35,046	1,320,475

Royal Mail plc(a)	1,090,320	2,289,833

Singapore Post Ltd.	1,362,900	706,768
		37,111,238

Commercial Services & Supplies – 3.6%

Advanced Disposal Services, Inc.* (a)	17,523	565,117

Befesa SA(b)	36,993	1,168,957

Biffa plc(a) (b)	271,282	752,799

Bingo Industries Ltd.(a) (b)	485,452	746,890

Casella Waste Systems, Inc., Class A* (a)	12,331	571,912

China Everbright International Ltd.	3,245,000	1,887,808

Clean Harbors, Inc.*	14,927	797,550

Cleanaway Waste Management Ltd.	2,236,454	2,738,066

Covanta Holding Corp.(a)	33,099	257,510

Daiseki Co. Ltd.	37,700	843,654

Insun ENT Co. Ltd.*	30,503	184,002

Koentec Co. Ltd.	22,066	175,847

Lassila & Tikanoja OYJ	40,238	563,249

Republic Services, Inc.	57,112	4,474,154

Shanghai Youngsun Investment Co. Ltd., Class B* ^ ‡ (c)	57,800	—

Stericycle, Inc.* (a)	24,662	1,203,505

US Ecology, Inc.(a)	5,841	191,468

Waste Connections, Inc.(a)	286,858	24,733,874

Waste Management, Inc.	114,873	11,489,597
		53,345,959

Diversified Financial Services – 0.0%(d)

Metro Pacific Investments Corp.	14,278,000	727,920

Investments	Shares	Value

Diversified Telecommunication Services – 13.3%

AT&T, Inc.	1,944,404	$59,245,990

BCE, Inc.(a)	273,878	11,099,458

Bharti Infratel Ltd.	224,554	521,502

BT Group plc	2,655,708	3,887,417

Cellnex Telecom SA(b)	75,933	3,975,498

CenturyLink, Inc.	264,143	2,805,199

China Tower Corp. Ltd., Class H* (b)	12,980,000	2,913,336

Chunghwa Telecom Co. Ltd.	1,373,000	5,055,857

Deutsche Telekom AG (Registered)	985,831	14,388,078

GCI Liberty, Inc., Class A* (a)	27,258	1,658,104

Infrastrutture Wireless Italiane SpA(b)	68,794	727,505

Nippon Telegraph & Telephone Corp.	700,100	15,994,242

Swisscom AG (Registered)(a)	7,788	4,049,131

Telstra Corp. Ltd.	3,577,937	7,144,550

Tower Bersama Infrastructure Tbk. PT	3,245,000	260,691

Verizon Communications, Inc.	1,120,174	64,353,997
		198,080,555

Electric Utilities – 14.1%

American Electric Power Co., Inc.	133,694	11,111,308

Duke Energy Corp.(a)	199,243	16,867,912

Edison International	97,350	5,715,419

Enel SpA	6,005,846	41,021,675

Entergy Corp.	54,516	5,206,823

Eversource Energy	88,913	7,175,279

Exelon Corp.	264,143	9,794,422

FirstEnergy Corp.	147,323	6,080,020

Iberdrola SA	4,561,821	45,668,582

NextEra Energy, Inc.	132,396	30,599,364

PPL Corp.	208,329	5,295,723

Southern Co. (The)	286,209	16,236,637

Xcel Energy, Inc.	142,131	9,033,846
		209,807,010

Equity Real Estate Investment Trusts (REITs) – 5.8%

American Tower Corp.	120,065	28,575,470

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	229

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

CoreCivic, Inc.	32,450	$425,744

CoreSite Realty Corp.	7,139	865,176

Crown Castle International Corp.	112,277	17,900,322

CyrusOne, Inc.	29,854	2,094,258

Digital Realty Trust, Inc.(a)	70,092	10,478,053

Equinix, Inc.	22,715	15,337,168

GEO Group, Inc. (The)	33,099	419,695

Keppel DC REIT	353,322	589,832

QTS Realty Trust, Inc., Class A(a)	14,927	933,385

SBA Communications Corp.	29,854	8,655,272
		86,274,375

Gas Utilities – 1.4%

APA Group	760,628	5,437,976

Beijing Enterprises Holdings Ltd.	384,500	1,366,421

Enagas SA	183,667	4,282,919

Infraestructura Energetica Nova SAB de CV(a)	389,400	1,222,333

Petronas Gas Bhd.	389,400	1,394,596

Snam SpA	1,608,222	7,200,953
		20,905,198

Health Care Providers & Services – 2.6%

Acadia Healthcare Co., Inc.* (a)	23,364	560,970

Apollo Hospitals Enterprise Ltd.	121,363	2,253,446

Bangkok Dusit Medical Services PCL, NVDR	12,331,000	7,927,207

Bumrungrad Hospital PCL, NVDR	454,300	1,649,830

Encompass Health Corp.	25,960	1,719,850

Fortis Healthcare Ltd.*	559,438	946,117

HCA Healthcare, Inc.	72,688	7,986,957

IHH Healthcare Bhd.	2,660,900	3,248,773

Life Healthcare Group Holdings Ltd.	1,342,132	1,305,226

Mitra Keluarga Karyasehat Tbk. PT(b)	4,867,500	636,456

Investments	Shares	Value

Health Care Providers & Services – (continued)

Netcare Ltd.	1,286,967	$1,086,196

Ramsay Health Care Ltd.	172,634	7,076,400

Tenet Healthcare Corp.* (a)	29,854	602,454

Universal Health Services, Inc., Class B	20,768	2,194,970
		39,194,852

IT Services – 0.1%

NEXTDC Ltd.*	110,330	640,707

Switch, Inc., Class A(a)	18,172	312,013
		952,720

Media – 5.5%

Cable One, Inc.	1,298	2,482,892

Charter Communications, Inc., Class A*	41,536	20,569,873

Comcast Corp., Class A	1,233,100	46,401,553

DISH Network Corp., Class A*	77,231	1,931,934

Liberty Broadband Corp., Class C*	40,887	5,016,017

Liberty Global plc, Class C*	118,118	2,162,741

Shaw Communications, Inc., Class B	142,131	2,323,910

Sirius XM Holdings, Inc.(a)	336,182	1,986,836
		82,875,756

Multi-Utilities – 7.6%

Consolidated Edison, Inc.	90,211	7,108,627

Dominion Energy, Inc.	223,256	17,219,735

Engie SA	1,440,780	15,629,367

National Grid plc	2,713,469	31,960,558

Public Service Enterprise Group, Inc.	136,939	6,944,177

Sempra Energy(a)	75,933	9,404,302

Suez	427,042	4,824,729

Veolia Environnement SA(a)	580,855	12,396,561

WEC Energy Group, Inc.	85,019	7,698,470
		113,186,526

Oil, Gas & Consumable Fuels – 8.2%

Enbridge, Inc.	1,567,984	48,147,534

Inter Pipeline Ltd.(a)	328,394	2,752,083

Keyera Corp.(a)	169,389	2,518,365

See Accompanying Notes to the Financial Statements.

230	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Kinder Morgan, Inc.	547,756	$8,342,324

Koninklijke Vopak NV	50,622	2,917,583

ONEOK, Inc.	110,979	3,321,602

Pembina Pipeline Corp.	425,744	9,784,188

Petronet LNG Ltd.	571,120	1,848,088

Plains GP Holdings LP, Class A* (a)	49,973	459,252

Targa Resources Corp.	67,496	874,748

TC Energy Corp.(a)	729,476	33,644,287

Transneft PJSC (Preference)	1,089	2,010,156

Williams Cos., Inc. (The)	327,745	6,348,421
		122,968,631

Road & Rail – 18.6%

Aurizon Holdings Ltd.	2,106,654	6,468,572

Canadian National Railway Co.	773,608	64,113,191

Canadian Pacific Railway Ltd.	148,621	33,851,283

Central Japan Railway Co.	219,900	34,968,902

CSX Corp.	209,627	13,883,596

East Japan Railway Co.	405,400	29,847,236

Kansas City Southern	25,311	3,304,351

Keisei Electric Railway Co. Ltd.	188,500	5,746,575

Kyushu Railway Co.	174,100	4,726,351

MTR Corp. Ltd.	1,658,000	9,207,131

Norfolk Southern Corp.	69,443	11,881,697

Odakyu Electric Railway Co. Ltd.(a)	365,800	8,117,486

Tobu Railway Co. Ltd.	232,500	7,968,509

Union Pacific Corp.	186,912	29,866,668

West Japan Railway Co.	209,300	13,049,078
		277,000,626

Transportation Infrastructure – 7.6%

Adani Ports & Special Economic Zone Ltd.	927,421	3,582,726

Aena SME SA* (b)	79,178	10,016,583

Aeroports de Paris	30,503	2,986,848

Airports of Thailand PCL, NVDR	4,672,800	8,990,320

ASTM SpA	69,443	1,353,884

Atlantia SpA	508,816	8,278,783

Investments	Shares	Value

Transportation Infrastructure – (continued)

Atlas Arteria Ltd.(a)	955,328	$3,909,083

Auckland International Airport Ltd.(a)	1,032,559	3,879,557

Bangkok Expressway & Metro PCL, NVDR	8,891,300	2,596,903

CCR SA	1,362,900	3,109,345

China Merchants Port Holdings Co. Ltd.	1,298,000	1,674,331

COSCO SHIPPING Ports Ltd.	1,820,000	969,590

Getlink SE	475,717	6,059,845

Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	477,880	3,022,626

Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	194,700	1,973,903

International Container Terminal Services, Inc.	1,882,100	3,345,292

Japan Airport Terminal Co. Ltd.(a)	83,000	3,434,563

Jiangsu Expressway Co. Ltd., Class H	1,078,000	1,286,255

Qube Holdings Ltd.(a) (c)	1,614,712	2,336,306

Shenzhen International Holdings Ltd.	1,298,000	2,488,056

Sydney Airport	2,464,253	10,164,083

Transurban Group	2,971,771	26,849,535

Westports Holdings Bhd.	778,800	670,130

Westshore Terminals Investment Corp.(a)	48,675	522,863
		113,501,410

Water Utilities – 3.2%

Aguas Andinas SA, Class A	3,010,711	1,008,408

American States Water Co.(a)	10,384	824,178

American Water Works Co., Inc.	48,675	5,923,261

Beijing Enterprises Water Group Ltd.*	6,490,000	2,511,497

California Water Service Group	13,629	612,215

Cia de Saneamento Basico do Estado de Sao Paulo*	350,500	2,595,097

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	231

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Water Utilities – (continued)

Cia de Saneamento de Minas Gerais-COPASA*	64,900	$575,472

Cia de Saneamento do Parana (Preference)*	1,168,200	1,074,693

Essential Utilities, Inc.	57,112	2,386,710

Guangdong Investment Ltd.	3,108,000	6,462,680

Inversiones Aguas Metropolitanas SA	427,691	342,774

Manila Water Co., Inc.	1,298,000	273,968

Middlesex Water Co.(a)	4,543	273,943

Pennon Group plc	458,843	6,343,227

Severn Trent plc	262,196	7,904,230

SJW Group(a)	7,788	463,620

TTW PCL, NVDR	1,622,500	671,967

United Utilities Group plc	739,211	8,412,147
		48,660,087

Wireless Telecommunication Services – 4.9%

China Mobile Ltd.	1,712,500	13,795,252

KDDI Corp.	519,200	15,095,084

NTT DOCOMO, Inc.	369,000	10,862,786

SoftBank Group Corp.	498,000	21,576,041

Vodafone Group plc	8,141,056	11,515,344
		72,844,507
Total Common Stocks (Cost $1,477,553,005)		1,477,437,370
	Principal Amount

SECURITIES LENDING REINVESTMENTS(e) – 2.0%

REPURCHASE AGREEMENTS – 2.0%

BofA Securities, Inc., 0.49%, dated 4/30/2020, due 7/31/2020, repurchase price $2,002,504, collateralized by various Common Stocks; total market value $2,157,515	$2,000,000	2,000,000

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

Citigroup Global Markets, Inc., 0.02%, dated 4/30/2020, due 5/1/2020, repurchase price $26,255,206, collateralized by various U.S. Treasury Securities, ranging from 0.75% – 4.38%, maturing 8/15/2040 – 2/15/2046; total market value $26,455,709	$26,255,192	$26,255,192

NBC Global Finance Ltd., 0.21%, dated 4/30/2020, due 5/1/2020, repurchase price $1,000,006, collateralized by various U.S. Treasury Securities, 2.88%, maturing 8/15/2028; Common Stocks; total market value $1,098,869	1,000,000	1,000,000
		29,255,192
Total Securities Lending Reinvestments (Cost $29,255,192)		29,255,192
Total Investments – 101.0% (Cost $1,506,808,197)		1,506,692,562

Liabilities in excess of other assets – (1.0%)		(15,433,233)
NET ASSETS – 100.0%		$1,491,259,329

*	Non-income producing security.

^	Security subject to restrictions on resale.

‡	Value determined using significant unobservable inputs.

(a)

The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $69,503,420, collateralized in the form of cash with a value of $29,255,192 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $15,450,844 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 5, 2020 – November 15, 2049 and $29,052,707 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from

See Accompanying Notes to the Financial Statements.

232	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

0.00% – 6.50%, and maturity dates ranging from May 11, 2020 – September 20, 2117; a total value of $73,758,743.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of April 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2020 amounted to $2,336,306, which represents approximately 0.16% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2020. The total value of securities purchased was $29,255,192.

Percentages shown are based on Net Assets.

Abbreviations

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$120,462,510
Aggregate gross unrealized depreciation	(126,257,976)
Net unrealized depreciation	$(5,795,466)
Federal income tax cost	$1,513,717,116

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
EURO STOXX 50 Index	61	06/19/2020	EUR	$1,928,900	$175,779
FTSE 100 Index	14	06/19/2020	GBP	1,039,226	74,613
S&P 500 E-Mini Index	34	06/19/2020	USD	4,934,080	543,986
S&P/TSX 60 Index	20	06/18/2020	CAD	2,557,903	220,240
SPI 200 Index	9	06/18/2020	AUD	816,084	74,244
TOPIX Index	15	06/11/2020	JPY	2,039,557	88,484
					$1,177,346

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of April 30, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	1,308,000	Toronto-Dominion Bank (The)	USD	768,825	06/17/2020	$87,645
CAD	338,000	JPMorgan Chase Bank	USD	242,634	06/17/2020	751
CAD	681,816	Morgan Stanley	USD	489,993	06/17/2020	965
CAD	757,000	Toronto-Dominion Bank (The)	USD	523,126	06/17/2020	21,971
EUR	195,000	Citibank NA	USD	213,378	06/17/2020	402
EUR	1,487,000	Toronto-Dominion Bank (The)	USD	1,605,959	06/17/2020	24,254
GBP	441,000	Toronto-Dominion Bank (The)	USD	519,569	06/17/2020	36,791
JPY	42,871,000	BNP Paribas SA	USD	395,512	06/17/2020	5,662

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	233

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
JPY	22,968,000	Morgan Stanley	USD	213,401	06/17/2020	$1,526
JPY	64,897,000	Toronto-Dominion Bank (The)	USD	585,562	06/17/2020	21,725
USD	398,671	JPMorgan Chase Bank	EUR	360,000	06/17/2020	4,000
Total unrealized appreciation						$205,692
EUR	3,130	JPMorgan Chase Bank	USD	3,495	06/17/2020	$(64)
JPY	38,040,439	Morgan Stanley	USD	356,879	06/17/2020	(908)
THB	7,100,000	BNP Paribas SA	USD	225,837	06/17/2020	(6,392)
USD	173,018	Bank of New York	AUD	297,000	06/17/2020	(21,455)
USD	746,505	Morgan Stanley	AUD	1,188,839	06/17/2020	(31,939)
USD	647,973	Goldman Sachs & Co.	CAD	931,000	06/17/2020	(22,416)
USD	392,267	Morgan Stanley	CAD	557,000	06/17/2020	(8,814)
USD	675,987	Morgan Stanley	EUR	625,000	06/17/2020	(9,206)
USD	269,978	BNP Paribas SA	GBP	232,000	06/17/2020	(22,711)
USD	146,889	Morgan Stanley	GBP	117,253	06/17/2020	(1,036)
USD	41,239	Citibank NA	HKD	320,399	06/17/2020	(64)
USD	497,554	Citibank NA	JPY	54,579,000	06/17/2020	(13,180)
USD	1,427,262	Morgan Stanley	JPY	153,682,000	06/17/2020	(10,848)
USD	214,529	Morgan Stanley	THB	7,100,000	06/17/2020	(4,917)
Total unrealized depreciation						$(153,950)
Net unrealized appreciation						$51,742

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

THB – Thai Baht

USD – US Dollar

See Accompanying Notes to the Financial Statements.

234	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2020:

Australia	4.9%
Austria	0.1
Belgium	0.0	†
Brazil	0.5
Canada	15.7
Chile	0.1
China	2.4
Finland	0.0	†
France	2.8
Germany	3.2
Hong Kong	0.6
India	0.6
Indonesia	0.1
Italy	3.9
Japan	11.5
Malaysia	0.3
Mexico	0.4
Netherlands	0.2
New Zealand	0.3
Philippines	0.3
Portugal	0.0	†
Russia	0.1
Singapore	0.1
South Africa	0.2
South Korea	0.0	†
Spain	4.3
Switzerland	0.3
Taiwan	0.3
Thailand	1.5
United Kingdom	4.9
United States	39.4
Other[1]	1.0
	100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	235

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.8%

Equity Real Estate Investment Trusts (REITs) – 78.3%

AEON REIT Investment Corp.	903	$908,616

Alexandria Real Estate Equities, Inc.(a)	68,886	10,821,302

alstria office REIT-AG	85,656	1,282,506

American Homes 4 Rent, Class A(a)	151,704	3,662,135

Apple Hospitality REIT, Inc.	121,260	1,173,797

Argosy Property Ltd.	161,508	105,621

AvalonBay Communities, Inc.	78,432	12,780,494

Boardwalk REIT(a)	27,864	533,427

Brixmor Property Group, Inc.(a)	166,797	1,909,826

BWP Trust	433,440	1,001,719

Camden Property Trust	54,180	4,771,633

Canadian Apartment Properties REIT(a)	45,150	1,557,065

Charter Hall Group	216,462	1,084,140

Corporate Office Properties Trust	51,213	1,353,048

Cousins Properties, Inc.	82,560	2,490,835

Crombie REIT(a)	77,787	728,054

Daiwa Securities Living Investments Corp.	1,290	1,091,738

Derwent London plc(a)	59,727	2,339,956

Dexus	173,634	1,041,292

DiamondRock Hospitality Co.	122,034	760,272

Dream Office REIT	39,732	621,318

Duke Realty Corp.	206,529	7,166,556

EastGroup Properties, Inc.	21,801	2,310,906

Equinix, Inc.	2,322	1,567,814

Equity Commonwealth	68,628	2,329,921

Equity LifeStyle Properties, Inc.	96,750	5,834,993

Equity Residential(a)	208,722	13,579,453

Essex Property Trust, Inc.	19,092	4,660,357

First Capital REIT(a)	74,691	771,673

First Industrial Realty Trust, Inc.	71,079	2,684,654

Fortune REIT(a)	258,000	241,615

Franklin Street Properties Corp.(a)	112,617	612,637

Frasers Centrepoint Trust	541,800	819,801

Frontier Real Estate Investment Corp.	258	733,455

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Fukuoka REIT Corp.	645	$655,646

GCP Student Living plc	399,771	678,722

Gecina SA	2,064	269,249

Getty Realty Corp.	32,250	875,910

Goodman Group	688,860	5,930,606

Goodman Property Trust	806,895	1,122,570

Granite REIT(a)	21,156	968,733

Growthpoint Properties Australia Ltd.(a)	309,858	626,850

H&R REIT(a)	79,851	566,853

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	37,539	1,050,717

Heiwa Real Estate REIT, Inc.	774	691,233

Hibernia REIT plc	684,603	884,818

Highwoods Properties, Inc.	58,437	2,267,940

Host Hotels & Resorts, Inc.(a)	403,383	4,965,645

InterRent REIT	42,957	449,379

Investors Real Estate Trust(a)	12,900	807,927

iStar, Inc.(a)	68,757	688,945

Killam Apartment REIT(a)	60,888	733,400

Kimco Realty Corp.	242,262	2,643,078

Lexington Realty Trust(a)	127,710	1,334,570

Life Storage, Inc.(a)	26,316	2,305,018

Link REIT	1,173,900	10,539,184

LTC Properties, Inc.(a)	25,800	918,480

Mapletree Commercial Trust	1,212,600	1,688,354

Mapletree North Asia Commercial Trust(b)	1,290,000	865,987

Medical Properties Trust, Inc.	181,503	3,110,961

Merlin Properties Socimi SA	196,854	1,824,096

MGM Growth Properties LLC, Class A(a)	46,182	1,162,401

Mid-America Apartment Communities, Inc.	66,177	7,406,530

Mirvac Group	2,197,257	3,222,339

Mori Trust Sogo Reit, Inc.	645	723,201

National Health Investors, Inc.(a)	24,768	1,363,726

National Retail Properties, Inc.	95,847	3,128,446

NexPoint Residential Trust, Inc.(a)	21,156	636,161

Nippon Accommodations Fund, Inc.	258	1,553,766

Nippon Building Fund, Inc.	485	2,916,304

See Accompanying Notes to the Financial Statements.

236	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

NSI NV	18,705	$751,894

Office Properties Income Trust(a)	34,959	957,877

Omega Healthcare Investors, Inc.	122,808	3,579,853

Parkway Life REIT	412,800	967,706

Piedmont Office Realty Trust, Inc., Class A(a)	71,079	1,233,221

Precinct Properties New Zealand Ltd.	917,835	900,351

Premier Investment Corp.(a)	903	913,682

Prologis, Inc.	253,743	22,641,488

PS Business Parks, Inc.	11,610	1,498,735

Public Storage	65,532	12,152,909

RioCan REIT(a)	85,398	977,593

Sabra Health Care REIT, Inc.	105,393	1,351,138

Safestore Holdings plc	120,744	1,095,040

Segro plc	614,943	6,434,862

SITE Centers Corp.	98,427	596,468

SmartCentres REIT(a)	46,698	716,801

Spirit Realty Capital, Inc.	50,826	1,563,408

STORE Capital Corp.	125,001	2,508,770

Summit Hotel Properties, Inc.	90,945	551,127

Summit Industrial Income REIT(a)	94,428	705,686

Sunlight REIT	258,000	132,788

Sunstone Hotel Investors, Inc.(a)	127,065	1,167,727

Terreno Realty Corp.	36,120	1,980,098

Tritax Big Box REIT plc(a)	301,344	458,401

UNITE Group plc (The)(a)	162,798	1,797,798

Universal Health Realty Income Trust	9,288	993,445

Urstadt Biddle Properties, Inc., Class A	44,376	648,333

VICI Properties, Inc.(a)	258,129	4,496,607

Vornado Realty Trust	96,621	4,233,932

Weingarten Realty Investors	68,499	1,245,997

Welltower, Inc.	222,138	11,380,130
		257,544,239

Household Durables – 0.3%

Iida Group Holdings Co. Ltd.	80,700	1,085,961

Investments	Shares	Value

Real Estate Management & Development – 20.2%

ADO Properties SA(b)	33,540	$940,451

Aeon Mall Co. Ltd.	67,900	867,362

Aroundtown SA	477,816	2,569,658

Atrium Ljungberg AB, Class B(a)	45,924	641,334

CA Immobilien Anlagen AG(a)	36,636	1,165,701

Castellum AB	146,028	2,563,324

City Developments Ltd.	258,000	1,458,890

CK Asset Holdings Ltd.	1,002,500	6,336,466

CLS Holdings plc(a)	32,637	84,803

Daejan Holdings plc	1,677	170,069

DREAM Unlimited Corp., Class A	105,909	668,722

Entra ASA(a) (b)	75,981	959,098

Fabege AB	149,511	1,790,207

Fastighets AB Balder, Class B* (a)	28,767	1,136,873

Goldcrest Co. Ltd.(a)	51,600	789,429

Heiwa Real Estate Co. Ltd.(a)	38,700	1,054,583

Helical plc	150,027	681,252

Henderson Land Development Co. Ltd.	799,053	3,267,394

Hongkong Land Holdings Ltd.	657,900	2,769,759

Hufvudstaden AB, Class A	63,726	818,171

Hulic Co. Ltd.	90,300	905,238

Ichigo, Inc.	270,900	711,861

K Wah International Holdings Ltd.	1,935,000	891,078

Kenedix, Inc.	193,500	890,279

Kennedy-Wilson Holdings, Inc.(a)	72,627	1,027,672

Kojamo OYJ	72,756	1,306,910

Kungsleden AB	115,326	883,199

Lendlease Group	316,953	2,564,813

Nomura Real Estate Holdings, Inc.	67,900	1,125,158

Nyfosa AB*	118,293	730,308

Open House Co. Ltd.(a)	38,700	859,518

PSP Swiss Property AG (Registered)	23,220	2,699,357

S IMMO AG	41,151	764,433

Sagax AB, Class B(a)	71,982	773,826

Sirius Real Estate Ltd.(a)	901,452	801,618

St Joe Co. (The)* (a)	48,117	880,541

St Modwen Properties plc	172,215	799,382

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	237

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Sumitomo Realty & Development Co. Ltd.	190,000	$5,176,649

Swire Pacific Ltd., Class A	281,500	1,848,259

Swire Pacific Ltd., Class B	717,500	784,846

Swire Properties Ltd.	670,800	1,881,997

TAG Immobilien AG*	74,949	1,637,728

Takara Leben Co. Ltd.	219,300	734,179

Tokyo Tatemono Co. Ltd.	103,200	1,186,074

Tricon Capital Group, Inc.	34,830	202,869

Wharf Real Estate Investment Co. Ltd.(a)	443,000	1,871,465

Wihlborgs Fastigheter AB	78,819	1,128,153

Yanlord Land Group Ltd.	670,800	505,113
		66,306,069
Total Common Stocks (Cost $361,414,762)		324,936,269
	Principal Amount

SECURITIES LENDING REINVESTMENTS(c) – 2.2%

REPURCHASE AGREEMENTS – 2.2%

Citigroup Global Markets, Inc., 0.02%, dated 4/30/2020, due 5/1/2020, repurchase price $3,382,374, collateralized by various U.S. Treasury Securities, ranging from 0.75% – 4.38%, maturing 8/15/2040 – 2/15/2046; total market value $3,408,204	$3,382,372	3,382,372

	Principal Amount

REPURCHASE AGREEMENTS – (continued)

NBC Global Finance Ltd., 0.21%, dated 4/30/2020, due 5/1/2020, repurchase price $4,000,023, collateralized by various U.S. Treasury Securities, 2.88%, maturing 8/15/2028; Common Stocks; total market value $4,395,477	$4,000,000	$4,000,000
		7,382,372
Total Securities Lending Reinvestments (Cost $7,382,372)		7,382,372
Total Investments – 101.0% (Cost $368,797,134)		332,318,641

Liabilities in excess of other assets – (1.0%)		(3,438,580)
NET ASSETS – 100.0%		$328,880,061

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $34,678,480, collateralized in the form of cash with a value of $7,382,372 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $22,280,332 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 5, 2020 – November 15, 2049 and $6,995,387 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 11, 2020 – September 20, 2117; a total value of $36,658,091.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2020. The total value of securities purchased was $7,382,372.

Percentages shown are based on Net Assets.

Abbreviations

OYJ – Public Limited Company

See Accompanying Notes to the Financial Statements.

238	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,768,415
Aggregate gross unrealized depreciation	(65,846,165)
Net unrealized depreciation	$(43,077,750)
Federal income tax cost	$375,788,631

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
EURO STOXX 50 Index	5	06/19/2020	EUR	$158,107	$27,078
Hang Seng Index	3	05/28/2020	HKD	474,088	16,382
S&P 500 E-Mini Index	7	06/19/2020	USD	1,015,840	95,620
S&P Midcap 400 E-Mini Index	8	06/19/2020	USD	1,313,040	183,205
SPI 200 Index	7	06/18/2020	AUD	634,732	51,937
TOPIX Mini Index	21	06/11/2020	JPY	285,538	18,897
					$393,119

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of April 30, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	115,000	Citibank NA	USD	69,559	06/17/2020	$5,742
CAD	86,000	Citibank NA	USD	61,268	06/17/2020	659
HKD	2,062,674	Citibank NA	USD	265,491	06/17/2020	414
JPY	124,064,000	JPMorgan Chase Bank	USD	1,155,113	06/17/2020	5,841
SEK	2,253,000	Morgan Stanley	USD	221,900	06/17/2020	8,867
SGD	356,000	Morgan Stanley	USD	246,030	06/17/2020	6,913
USD	18,364	Citibank NA	CHF	17,373	06/17/2020	340
USD	70,773	Citibank NA	EUR	64,000	06/17/2020	609
USD	289,417	Goldman Sachs & Co.	HKD	2,245,000	06/17/2020	8
USD	172,538	Goldman Sachs & Co.	SEK	1,684,149	06/17/2020	36
USD	176,006	Citibank NA	SGD	245,035	06/17/2020	1,905
Total unrealized appreciation						$31,334
EUR	19,023	JPMorgan Chase Bank	USD	21,243	06/17/2020	$(388)
JPY	9,703,193	Morgan Stanley	USD	91,031	06/17/2020	(232)
USD	97,392	Morgan Stanley	AUD	155,101	06/17/2020	(4,167)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	239

FlexShares® Global Quality Real Estate Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	15,113	Morgan Stanley	CAD	21,029	06/17/2020	$(30)
USD	81,459	BNP Paribas SA	GBP	70,000	06/17/2020	(6,852)
USD	97,527	Morgan Stanley	GBP	77,850	06/17/2020	(688)
USD	1,200,620	Citibank NA	JPY	130,332,000	06/17/2020	(18,988)
USD	114,250	Morgan Stanley	JPY	12,302,000	06/17/2020	(868)
Total unrealized depreciation						$(32,213)
Net unrealized depreciation						$(879)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2020:

Australia	4.7%
Austria	0.6
Canada	3.1
Finland	0.4
France	0.1
Germany	2.0
Hong Kong	8.4
Ireland	0.3
Japan	7.8
Netherlands	0.2
New Zealand	0.6
Norway	0.3
Singapore	2.8
Spain	0.5
Sweden	3.2
Switzerland	0.8
United Kingdom	4.7
United States	58.3
Other[1]	1.2
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

240	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

EXCHANGE TRADED FUNDS – 100.0%

FlexShares® Global Quality Real Estate Index Fund(a)	63,616	$3,233,601

FlexShares® Global Upstream Natural Resources Index Fund(a)	33,852	874,736

FlexShares® STOXX® Global Broad Infrastructure Index Fund(a)	100,814	4,614,257
Total Exchange Traded Funds (Cost $9,964,375)		8,722,594

Total Investments – 100.0% (Cost $9,964,375)		8,722,594

Other Assets Less Liabilities – 0.0%(b)		3,739
NET ASSETS – 100.0%		$8,726,333
(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.
(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,267,008)
Net unrealized depreciation	$(1,267,008)
Federal income tax cost	$9,989,602

The underlying index of the FlexShares® Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended April 30, 2020, was as follows:

Security	Value October 31, 2019	Purchases at Cost	Sales Proceeds	Shares April 30, 2020	Value April 30, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/ (Loss)
FlexShares® Global Quality Real Estate Index Fund	$4,608,580	$72,723	$430,819	63,616	$3,233,601	$(1,025,914)	$120,038	$9,031
FlexShares® Global Upstream Natural Resources Index Fund	1,020,332	107,052	86,205	33,852	874,736	(166,195)	14,630	(248)
FlexShares® STOXX® Global Broad Infrastructure Index Fund	5,729,117	98,443	548,255	100,814	4,614,257	(726,364)	56,836	61,316
	$11,358,029	$278,218	$1,065,279	198,282	$8,722,594	$(1,918,473)	$191,504	$70,099

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	241

Schedule of Investments

FlexShares® Quality Dividend Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.0%

Aerospace & Defense – 1.8%

Lockheed Martin Corp.	61,085	$23,765,730

Air Freight & Logistics – 0.6%

CH Robinson Worldwide, Inc.(a)	106,738	7,567,724

Auto Components – 0.5%

Lear Corp.	64,300	6,278,895

Banks – 6.2%

Bank of America Corp.	253,342	6,092,875

Citigroup, Inc.	182,612	8,867,639

Comerica, Inc.	114,454	3,989,866

JPMorgan Chase & Co.	439,812	42,116,397

M&T Bank Corp.	52,083	5,837,463

Wells Fargo & Co.	97,093	2,820,552

Western Alliance Bancorp	139,531	5,006,372

Zions Bancorp NA(a)	159,464	5,040,657
		79,771,821

Beverages – 0.4%

Coca-Cola Co. (The)	72,659	3,334,322

PepsiCo, Inc.	14,146	1,871,374
		5,205,696

Biotechnology – 4.9%

AbbVie, Inc.(a)	354,293	29,122,885

Amgen, Inc.	143,389	34,301,516
		63,424,401

Building Products – 0.5%

Johnson Controls International plc	216,691	6,307,875

Capital Markets – 3.5%

Ameriprise Financial, Inc.	50,154	5,764,701

Eaton Vance Corp.(a)	158,821	5,828,731

Evercore, Inc., Class A	79,732	4,114,171

Lazard Ltd., Class A	187,756	5,163,290

MSCI, Inc.	15,432	5,046,264

S&P Global, Inc.	38,580	11,299,310

T. Rowe Price Group, Inc.	67,515	7,806,759
		45,023,226

Investments	Shares	Value

Chemicals – 1.0%

Dow, Inc.	185,827	$6,817,993

Eastman Chemical Co.	100,951	6,108,545
		12,926,538

Communications Equipment – 3.4%

Cisco Systems, Inc.	1,024,942	43,437,042

Consumer Finance – 0.7%

Navient Corp.(a)	536,262	4,086,317

Synchrony Financial(a)	231,480	4,580,989
		8,667,306

Containers & Packaging – 0.5%

International Paper Co.	181,969	6,232,438

Diversified Consumer Services – 0.4%

H&R Block, Inc.(a)	344,648	5,738,389

Diversified Telecommunication Services – 4.0%

AT&T, Inc.	1,089,885	33,208,796

Verizon Communications, Inc.	331,145	19,024,280
		52,233,076

Electric Utilities – 4.0%

Evergy, Inc.	116,383	6,800,259

Exelon Corp.	232,766	8,630,963

IDACORP, Inc.	47,582	4,367,076

OGE Energy Corp.	177,468	5,593,791

Pinnacle West Capital Corp.	78,446	6,039,558

Portland General Electric Co.	127,957	5,987,108

PPL Corp.	249,484	6,341,883

Southern Co. (The)	142,746	8,097,981
		51,858,619

Electrical Equipment – 0.6%

Rockwell Automation, Inc.(a)	43,081	8,162,988

Energy Equipment & Services – 0.4%

Helmerich & Payne, Inc.(a)	176,182	3,483,118

Schlumberger Ltd.	133,744	2,249,574
		5,732,692

See Accompanying Notes to the Financial Statements.

242	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Entertainment – 0.9%

Activision Blizzard, Inc.	183,898	$11,719,819

Equity Real Estate Investment Trusts (REITs) – 5.0%

Apple Hospitality REIT, Inc.	516,329	4,998,065

Brandywine Realty Trust	484,179	5,403,437

Brixmor Property Group, Inc.(a)	349,149	3,997,756

Highwoods Properties, Inc.	16,075	623,871

Host Hotels & Resorts, Inc.	473,248	5,825,683

Lamar Advertising Co., Class A	84,876	4,893,101

Life Storage, Inc.	66,872	5,857,318

Omega Healthcare Investors, Inc.	25,720	749,738

Public Storage	40,509	7,512,394

Simon Property Group, Inc.(a)	76,517	5,109,040

SITE Centers Corp.	598,633	3,627,716

Spirit Realty Capital, Inc.	147,247	4,529,318

Vornado Realty Trust(a)	28,935	1,267,932

Weingarten Realty Investors	255,914	4,655,076

Welltower, Inc.	105,452	5,402,306
		64,452,751

Food & Staples Retailing – 0.2%

Sysco Corp.	32,150	1,809,081

Walmart, Inc.	9,002	1,094,193
		2,903,274

Food Products – 0.8%

General Mills, Inc.	172,324	10,320,484

Gas Utilities – 0.4%

National Fuel Gas Co.(a)	124,742	5,114,422

Health Care Equipment & Supplies – 0.6%

Hill-Rom Holdings, Inc.	64,300	7,233,107

Health Care Providers & Services – 2.2%

AmerisourceBergen Corp.	87,448	7,840,588

Cardinal Health, Inc.	144,032	7,126,703

McKesson Corp.	54,655	7,720,019

Investments	Shares	Value

Health Care Providers & Services – (continued)

UnitedHealth Group, Inc.	19,933	$5,829,804
		28,517,114

Hotels, Restaurants & Leisure – 0.9%

Las Vegas Sands Corp.	129,534	6,220,223

Marriott International, Inc., Class A	20,576	1,871,181

Wyndham Destinations, Inc.	159,464	4,077,495
		12,168,899

Household Durables – 0.8%

PulteGroup, Inc.	126,671	3,580,989

Whirlpool Corp.(a)	55,298	6,178,999
		9,759,988

Household Products – 2.3%

Procter & Gamble Co. (The)	256,557	30,240,374

Independent Power and Renewable Electricity Producers – 0.2%

Vistra Energy Corp.	115,740	2,261,560

Industrial Conglomerates – 0.0%(b)

Honeywell International, Inc.	1,929	273,725

Insurance – 1.1%

Aflac, Inc.	183,255	6,824,416

MetLife, Inc.	190,971	6,890,234
		13,714,650

Internet & Direct Marketing Retail – 0.7%

eBay, Inc.	241,768	9,629,619

IT Services – 4.9%

Amdocs Ltd.	111,239	7,168,241

International Business Machines Corp.(a)	212,190	26,642,576

Mastercard, Inc., Class A	20,576	5,657,783

Visa, Inc., Class A(a)	103,523	18,501,631

Western Union Co. (The)(a)	318,928	6,081,957
		64,052,188

Machinery – 2.8%

Caterpillar, Inc.	135,030	15,714,791

Cummins, Inc.	48,225	7,884,788

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	243

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Illinois Tool Works, Inc.	77,160	$12,538,500
		36,138,079

Media – 1.9%

Comcast Corp., Class A	327,930	12,340,006

Interpublic Group of Cos., Inc. (The)	85,519	1,452,112

Omnicom Group, Inc.(a)	108,667	6,197,279

ViacomCBS, Inc.(a)	246,269	4,250,603
		24,240,000

Metals & Mining – 0.9%

Nucor Corp.(a)	151,748	6,250,500

Steel Dynamics, Inc.	246,269	5,976,949
		12,227,449

Multiline Retail – 1.0%

Target Corp.	122,813	13,477,499

Multi-Utilities – 1.0%

NorthWestern Corp.(a)	99,665	5,749,674

Public Service Enterprise Group, Inc.	147,890	7,499,502
		13,249,176

Oil, Gas & Consumable Fuels – 4.5%

Chevron Corp.	405,090	37,268,280

Exxon Mobil Corp.	73,945	3,436,224

HollyFrontier Corp.	109,310	3,611,602

Phillips 66	109,310	7,998,213

Valero Energy Corp.(a)	89,377	5,662,033
		57,976,352

Pharmaceuticals – 8.3%

Eli Lilly and Co.	101,594	15,710,496

Johnson & Johnson	385,157	57,788,956

Merck & Co., Inc.	217,334	17,243,280

Pfizer, Inc.	443,027	16,994,516
		107,737,248

Professional Services – 0.5%

ManpowerGroup, Inc.	80,375	5,967,040

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 5.3%

Intel Corp.	95,807	$5,746,504

Lam Research Corp.	34,722	8,863,832

Maxim Integrated Products, Inc.	136,316	7,494,654

QUALCOMM, Inc.	243,054	19,121,058

Skyworks Solutions, Inc.	19,290	2,003,845

Texas Instruments, Inc.	223,764	25,972,288
		69,202,181

Software – 5.9%

Citrix Systems, Inc.	41,795	6,060,693

Intuit, Inc.	36,651	9,888,806

Microsoft Corp.	306,068	54,850,446

Oracle Corp.	95,807	5,074,897
		75,874,842

Specialty Retail – 1.6%

Best Buy Co., Inc.	97,093	7,449,946

Home Depot, Inc. (The)	63,014	13,852,367
		21,302,313

Technology Hardware, Storage & Peripherals – 7.1%

Apple, Inc.	246,269	72,353,831

HP, Inc.	418,593	6,492,377

NetApp, Inc.	131,172	5,741,399

Seagate Technology plc	140,174	7,001,691
		91,589,298

Textiles, Apparel & Luxury Goods – 0.8%

Hanesbrands, Inc.(a)	497,039	4,940,568

VF Corp.	102,880	5,977,328
		10,917,896

Tobacco – 2.1%

Philip Morris International, Inc.	372,940	27,821,324

Trading Companies & Distributors – 0.9%

MSC Industrial Direct Co., Inc., Class A	101,594	6,059,066

WW Grainger, Inc.	22,505	6,201,929
		12,260,995
Total Common Stocks (Cost $1,234,458,532)		1,284,678,122

See Accompanying Notes to the Financial Statements.

244	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(c) – 7.5%

CERTIFICATES OF DEPOSIT – 0.5%

Bank of Montreal, Chicago
(US Federal Funds Effective Rate (continuous series) + 0.35%), 0.39%, 8/6/2020(d)	$4,000,000	$3,995,652

Natixis SA, New York 1.79%, 6/5/2020	1,000,000	1,000,171

Svenska Handelsbanken, New York
(ICE LIBOR USD 1 Month + 0.16%), 1.16%, 7/8/2020(d)	2,010,000	2,009,340
Total Certificates of Deposit (Cost $7,009,876)		7,005,163

COMMERCIAL PAPER – 0.7%

Bank of China, Hong Kong Branch 1.84%, 5/21/2020	2,000,000	1,997,967

Bank of Nova Scotia, Houston
(ICE LIBOR USD 1 Month + 0.17%), 0.98%, 5/15/2020(d) (e)	2,500,000	2,500,000

UBS AG, London
(ICE LIBOR USD 1 Month + 0.34%), 0.78%, 5/6/2020(d) (e)	4,000,000	4,000,000
Total Commercial Paper (Cost $8,497,967)		8,497,967

REPURCHASE AGREEMENTS – 6.3%

BofA Securities, Inc., 0.49%, dated 4/30/2020, due 7/31/2020, repurchase price $8,010,018, collateralized by various Common Stocks; total market value $8,630,058	8,000,000	8,000,000

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

Citigroup Global Markets, Inc., 0.02%, dated 4/30/2020, due 5/1/2020, repurchase price $72,575,178, collateralized by various U.S. Treasury Securities, ranging from 0.75% – 4.38%, maturing 8/15/2040 – 2/15/2046; total market value $73,129,411	$72,575,138	$72,575,138

Societe Generale, 0.20%, dated 4/30/2020, due 5/1/2020, repurchase price $1,000,006, collateralized by various U.S. Treasury Securities, ranging from 1.13% – 2.88%, maturing 2/28/2021 – 2/15/2046; Common Stocks; total market value $1,086,580	1,000,000	1,000,000
Total Repurchase Agreements (Cost $81,575,138)		81,575,138
Total Securities Lending Reinvestments (Cost $97,082,981)		97,078,268
Total Investments – 106.5% (Cost $1,331,541,513)		1,381,756,390

Liabilities in excess of other assets – (6.5%)		(83,755,965)
NET ASSETS – 100.0%		$1,298,000,425

(a)

The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $96,568,896, collateralized in the form of cash with a value of $97,083,592 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $5,453,895 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 5, 2020 – November 15, 2049 and $157 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 4.50%, and maturity dates ranging from July 15, 2023 – September 20, 2117; a total value of $102,537,644.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	245

FlexShares® Quality Dividend Index Fund (cont.)

(b)	Represents less than 0.05% of net assets.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2020. The total value of securities purchased was $97,078,269.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2020.

(e)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

USD – US Dollar

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$151,900,325
Aggregate gross unrealized depreciation	(100,314,589)
Net unrealized appreciation	$51,585,736
Federal income tax cost	$1,331,453,690

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	92	06/19/2020	USD	$13,351,040	$1,283,036

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

246	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.0%

Aerospace & Defense – 1.8%

Lockheed Martin Corp.	21,375	$8,316,158

Air Freight & Logistics – 0.6%

CH Robinson Worldwide, Inc.	39,600	2,807,640

Automobiles – 0.4%

Ford Motor Co.	71,775	365,335

Harley-Davidson, Inc.(a)	71,550	1,561,936
		1,927,271

Banks – 5.7%

Bank of America Corp.	69,525	1,672,076

Citigroup, Inc.	4,500	218,520

JPMorgan Chase & Co.	154,350	14,780,556

Wells Fargo & Co.	316,575	9,196,504
		25,867,656

Beverages – 1.7%

Coca-Cola Co. (The)	159,525	7,320,602

PepsiCo, Inc.	4,950	654,836
		7,975,438

Biotechnology – 2.3%

AbbVie, Inc.	124,425	10,227,735

Amgen, Inc.	450	107,649
		10,335,384

Building Products – 0.5%

Johnson Controls International plc	77,850	2,266,213

Capital Markets – 1.6%

Federated Hermes, Inc., Class B(a)	16,425	373,997

Intercontinental Exchange, Inc.	10,800	966,060

MarketAxess Holdings, Inc.	2,025	921,395

MSCI, Inc.	6,525	2,133,675

T. Rowe Price Group, Inc.	23,625	2,731,759
		7,126,886

Chemicals – 1.6%

CF Industries Holdings, Inc.	60,750	1,670,625

Investments	Shares	Value

Chemicals – (continued)

Dow, Inc.	69,300	$2,542,617

Scotts Miracle-Gro Co. (The)	23,175	2,874,395
		7,087,637

Commercial Services & Supplies – 0.9%

Cintas Corp.	10,350	2,295,940

KAR Auction Services, Inc.(a)	118,800	1,779,624
		4,075,564

Communications Equipment – 2.9%

Cisco Systems, Inc.	309,150	13,101,777

Consumer Finance – 1.2%

FirstCash, Inc.	32,400	2,327,616

Santander Consumer USA Holdings, Inc.(a)	103,275	1,610,057

Synchrony Financial	81,225	1,607,443
		5,545,116

Diversified Consumer Services – 0.4%

H&R Block, Inc.(a)	121,050	2,015,482

Diversified Telecommunication Services – 4.8%

AT&T, Inc.	476,775	14,527,335

Cogent Communications Holdings, Inc.(a)	7,875	660,161

Verizon Communications, Inc.	116,325	6,682,871
		21,870,367

Electric Utilities – 4.2%

Evergy, Inc.	40,725	2,379,562

Exelon Corp.	81,900	3,036,852

FirstEnergy Corp.	9,225	380,716

IDACORP, Inc.	1,575	144,553

OGE Energy Corp.	61,200	1,929,024

Pinnacle West Capital Corp.	28,350	2,182,666

Portland General Electric Co.(a)	45,000	2,105,550

PPL Corp.	87,750	2,230,605

Southern Co. (The)	87,975	4,990,822
		19,380,350

Electrical Equipment – 0.5%

Eaton Corp. plc	25,200	2,104,200

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	247

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – 0.5%

CDW Corp.	22,500	$2,493,000

Energy Equipment & Services – 0.1%

Helmerich & Payne, Inc.	14,850	293,585

Entertainment – 0.8%

Activision Blizzard, Inc.	60,975	3,885,937

Equity Real Estate Investment Trusts (REITs) – 4.9%

Apple Hospitality REIT, Inc.	180,675	1,748,934

Brixmor Property Group, Inc.	121,950	1,396,327

CubeSmart	20,025	504,630

Equity Residential	37,575	2,444,630

Gaming and Leisure Properties, Inc.	14,400	406,656

Kimco Realty Corp.	31,275	341,210

Life Storage, Inc.	23,625	2,069,314

Macerich Co. (The)(a)	22,275	166,394

National Health Investors, Inc.	5,625	309,713

National Retail Properties, Inc.	12,150	396,576

Omega Healthcare Investors, Inc.	64,575	1,882,361

Public Storage	14,400	2,670,480

Simon Property Group, Inc.(a)	27,000	1,802,790

SITE Centers Corp.(a)	210,600	1,276,236

Spirit Realty Capital, Inc.	51,750	1,591,830

Weingarten Realty Investors	89,775	1,633,007

Welltower, Inc.	36,900	1,890,387
		22,531,475

Food & Staples Retailing – 0.6%

Sysco Corp.	42,750	2,405,542

Walmart, Inc.	2,925	355,534
		2,761,076

Food Products – 2.0%

General Mills, Inc.	60,300	3,611,367

Hershey Co. (The)	19,350	2,562,521

JM Smucker Co. (The)	26,775	3,076,715
		9,250,603

Health Care Equipment & Supplies – 0.6%

Medtronic plc	19,350	1,889,140

Investments	Shares	Value

Health Care Equipment & Supplies – (continued)

ResMed, Inc.	5,625	$873,675
		2,762,815

Health Care Providers & Services – 3.8%

AmerisourceBergen Corp.	22,050	1,977,003

UnitedHealth Group, Inc.	52,875	15,464,351
		17,441,354

Hotels, Restaurants & Leisure – 1.3%

Las Vegas Sands Corp.	45,450	2,182,509

Six Flags Entertainment Corp.	13,275	265,633

Wyndham Destinations, Inc.	27,675	707,650

Yum! Brands, Inc.	31,050	2,683,651
		5,839,443

Household Durables – 0.5%

Newell Brands, Inc.	33,525	465,327

PulteGroup, Inc.	62,550	1,768,289
		2,233,616

Household Products – 3.5%

Procter & Gamble Co. (The)	137,250	16,177,658

Insurance – 3.7%

Aflac, Inc.	64,575	2,404,773

Aon plc	19,672	3,396,764

Fidelity National Financial, Inc.	15,525	419,951

Hanover Insurance Group, Inc. (The)	20,475	2,055,281

Hartford Financial Services Group, Inc. (The)	48,375	1,837,766

MetLife, Inc.	66,825	2,411,046

Progressive Corp. (The)	49,050	3,791,565

RenaissanceRe Holdings Ltd.	3,375	492,784
		16,809,930

Internet & Direct Marketing Retail – 0.5%

eBay, Inc.	58,500	2,330,055

IT Services – 4.3%

Amdocs Ltd.	39,150	2,522,826

International Business Machines Corp.	74,475	9,351,081

Mastercard, Inc., Class A	7,200	1,979,784

Sabre Corp.	121,050	880,034

Visa, Inc., Class A	16,200	2,895,264

See Accompanying Notes to the Financial Statements.

248	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – (continued)

Western Union Co. (The)	112,275	$2,141,084
		19,770,073

Machinery – 0.9%

Cummins, Inc.	18,225	2,979,787

Illinois Tool Works, Inc.	6,525	1,060,313
		4,040,100

Media – 1.9%

Cable One, Inc.	379	724,974

Comcast Corp., Class A	136,350	5,130,850

Interpublic Group of Cos., Inc. (The)	30,150	511,947

Omnicom Group, Inc.	38,025	2,168,566
		8,536,337

Metals & Mining – 0.7%

Royal Gold, Inc.	27,000	3,308,310

Multiline Retail – 1.1%

Macy’s, Inc.(a)	36,900	216,234

Target Corp.	43,200	4,740,768
		4,957,002

Multi-Utilities – 1.7%

NorthWestern Corp.(a)	34,875	2,011,938

Public Service Enterprise Group, Inc.	54,225	2,749,750

WEC Energy Group, Inc.	31,725	2,872,699
		7,634,387

Oil, Gas & Consumable Fuels – 5.4%

Cabot Oil & Gas Corp.	151,200	3,268,944

Chevron Corp.	155,025	14,262,300

Exxon Mobil Corp.	111,825	5,196,508

Kinder Morgan, Inc.	91,125	1,387,834

Phillips 66	2,250	164,632

Plains GP Holdings LP, Class A*	35,325	324,637
		24,604,855

Pharmaceuticals – 8.4%

Eli Lilly and Co.	73,575	11,377,638

Johnson & Johnson	135,225	20,289,159

Investments	Shares	Value

Pharmaceuticals – (continued)

Merck & Co., Inc.	31,500	$2,499,210

Pfizer, Inc.	110,025	4,220,559
		38,386,566

Semiconductors & Semiconductor Equipment – 4.0%

Broadcom, Inc.	13,950	3,789,099

Intel Corp.	39,825	2,388,703

NVIDIA Corp.	675	197,289

Skyworks Solutions, Inc.	26,100	2,711,268

Texas Instruments, Inc.	78,525	9,114,397
		18,200,756

Software – 5.7%

CDK Global, Inc.	36,900	1,449,432

Citrix Systems, Inc.	15,075	2,186,026

Microsoft Corp.	107,550	19,274,035

Oracle Corp.	59,850	3,170,255
		26,079,748

Specialty Retail – 2.4%

Best Buy Co., Inc.	34,200	2,624,166

Home Depot, Inc. (The)	37,575	8,260,112
		10,884,278

Technology Hardware, Storage & Peripherals – 5.0%

Apple, Inc.	69,300	20,360,341

Seagate Technology plc	54,225	2,708,539
		23,068,880

Textiles, Apparel & Luxury Goods – 0.4%

Hanesbrands, Inc.(a)	174,600	1,735,524

Tobacco – 2.1%

Philip Morris International, Inc.	130,725	9,752,085

Trading Companies & Distributors – 1.0%

MSC Industrial Direct Co., Inc., Class A	35,550	2,120,202

WW Grainger, Inc.	8,775	2,418,215
		4,538,417

Transportation Infrastructure – 0.1%

Macquarie Infrastructure Corp.(a)	13,275	366,257
Total Common Stocks (Cost $438,486,556)		452,477,261

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	249

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(b) – 0.9%

REPURCHASE AGREEMENTS – 0.9%

BofA Securities, Inc., 0.49%, dated 4/30/2020, due 7/31/2020, repurchase price $1,001,252, collateralized by various Common Stocks; total market value $1,078,757	$1,000,000	$1,000,000

Citigroup Global Markets, Inc., 0.02%, dated 4/30/2020, due 5/1/2020, repurchase price $2,996,237, collateralized by various U.S. Treasury Securities, ranging from 0.75% – 4.38%, maturing 8/15/2040 – 2/15/2046; total market value $3,019,118	2,996,235	2,996,235
		3,996,235
Total Securities Lending Reinvestments (Cost $3,996,235)		3,996,235
Total Investments – 99.9% (Cost $442,482,791)		456,473,496

Other Assets Less Liabilities – 0.1%		354,921
NET ASSETS – 100.0%		$456,828,417
*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $8,685,828, collateralized in the form of cash with a value of $3,996,235 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $5,283,731 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 5, 2020 – November 15, 2049; a total value of $9,279,966.

(b)	The security was purchased with cash collateral held from securities on loan at April 30, 2020. The total value of securities purchased was $3,996,235.

Percentages shown are based on Net Assets.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,484,428
Aggregate gross unrealized depreciation	(35,722,355)
Net unrealized appreciation	$13,762,073
Federal income tax cost	$443,082,156

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	28	06/19/2020	USD	$4,063,360	$370,733

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

250	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.7%

Aerospace & Defense – 1.8%

Lockheed Martin Corp.	752	$292,573

Auto Components – 0.5%

Gentex Corp.	3,208	77,762

Banks – 6.7%

Bank of America Corp.	3,880	93,314

Citigroup, Inc.	6,352	308,453

Comerica, Inc.	1,664	58,007

JPMorgan Chase & Co.	5,416	518,636

Wells Fargo & Co.	408	11,852

Zions Bancorp NA	2,016	63,726
		1,053,988

Beverages – 0.4%

Coca-Cola Co. (The)	776	35,611

PepsiCo, Inc.	176	23,283
		58,894

Biotechnology – 4.9%

AbbVie, Inc.	4,352	357,734

Amgen, Inc.	1,776	424,855
		782,589

Building Products – 1.6%

Armstrong World Industries, Inc.	952	73,380

Johnson Controls International plc	2,712	78,946

Masco Corp.	360	14,775

Simpson Manufacturing Co., Inc.	1,160	83,636
		250,737

Capital Markets – 3.2%

Ameriprise Financial, Inc.	608	69,884

Blackstone Group, Inc. (The), Class A	240	12,538

Eaton Vance Corp.	1,920	70,464

Evercore, Inc., Class A	1,184	61,094

Lazard Ltd., Class A	2,272	62,480

LPL Financial Holdings, Inc.	1,032	62,147

Stifel Financial Corp.	1,440	63,763

T. Rowe Price Group, Inc.	840	97,129
		499,499

Investments	Shares	Value

Chemicals – 2.4%

Celanese Corp.	816	$67,785

Dow, Inc.	2,464	90,404

Eastman Chemical Co.	1,368	82,777

Huntsman Corp.	832	13,986

LyondellBasell Industries NV, Class A	384	22,253

Scotts Miracle-Gro Co. (The)	824	102,201
		379,406

Communications Equipment – 4.1%

Cisco Systems, Inc.	12,672	537,040

Ubiquiti, Inc.(a)	672	108,884
		645,924

Consumer Finance – 1.4%

Discover Financial Services	1,488	63,939

Navient Corp.	6,976	53,157

OneMain Holdings, Inc.	2,112	51,132

Synchrony Financial	2,768	54,779
		223,007

Containers & Packaging – 0.5%

International Paper Co.	2,464	84,392

Diversified Telecommunication Services – 3.5%

AT&T, Inc.	16,760	510,677

Verizon Communications, Inc.	824	47,339
		558,016

Electric Utilities – 0.9%

OGE Energy Corp.	2,144	67,579

PPL Corp.	3,128	79,514
		147,093

Electrical Equipment – 2.1%

Eaton Corp. plc	1,240	103,540

Emerson Electric Co.	1,792	102,198

Hubbell, Inc.	168	20,904

Rockwell Automation, Inc.	544	103,077
		329,719

Electronic Equipment, Instruments & Components – 0.6%

CDW Corp.	800	88,640

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	251

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Energy Equipment & Services – 0.5%

Helmerich & Payne, Inc.	2,096	$41,438

Schlumberger Ltd.	2,384	40,099
		81,537

Entertainment – 0.4%

Activision Blizzard, Inc.	992	63,220

Equity Real Estate Investment Trusts (REITs) – 4.3%

Apple Hospitality REIT, Inc.	6,552	63,423

Brandywine Realty Trust	6,104	68,121

Brixmor Property Group, Inc.	4,168	47,723

Gaming and Leisure Properties, Inc.	528	14,911

Highwoods Properties, Inc.	1,920	74,515

Host Hotels & Resorts, Inc.	5,960	73,368

Lamar Advertising Co., Class A	1,016	58,572

Macerich Co. (The)(a)	544	4,064

Omega Healthcare Investors, Inc.	2,312	67,395

Outfront Media, Inc.	576	9,037

Ryman Hospitality Properties, Inc.	632	22,335

Service Properties Trust(a)	632	4,380

Simon Property Group, Inc.	256	17,093

SITE Centers Corp.	7,624	46,201

Spirit Realty Capital, Inc.	1,768	54,384

Weingarten Realty Investors	3,064	55,734
		681,256

Food & Staples Retailing – 0.1%

Walmart, Inc.	112	13,614

Food Products – 0.8%

General Mills, Inc.	2,144	128,404

Health Care Equipment & Supplies – 0.5%

Hill-Rom Holdings, Inc.	784	88,192

Health Care Providers & Services – 1.1%

AmerisourceBergen Corp.	128	11,476

Cardinal Health, Inc.	1,760	87,085

UnitedHealth Group, Inc.	248	72,533
		171,094

Hotels, Restaurants & Leisure – 0.8%

Las Vegas Sands Corp.	1,576	75,680

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

Wyndham Destinations, Inc.(a)	2,048	$52,367
		128,047

Household Durables – 0.5%

Whirlpool Corp.	672	75,089

Household Products – 0.6%

Procter & Gamble Co. (The)	768	90,524

Independent Power and Renewable Electricity Producers – 0.4%

AES Corp. (The)	4,912	65,084

Industrial Conglomerates – 0.3%

Honeywell International, Inc.	296	42,002

Insurance – 1.4%

MetLife, Inc.	2,392	86,303

Primerica, Inc.	728	75,647

Unum Group	3,240	56,538
		218,488

Internet & Direct Marketing Retail – 0.6%

eBay, Inc.	2,512	100,053

IT Services – 3.6%

International Business Machines Corp.	2,624	329,469

Mastercard, Inc., Class A	256	70,392

Visa, Inc., Class A	568	101,513

Western Union Co. (The)	3,968	75,670
		577,044

Machinery – 3.4%

Caterpillar, Inc.	1,656	192,725

Cummins, Inc.	656	107,256

Dover Corp.	864	80,914

Illinois Tool Works, Inc.	960	156,000
		536,895

Media – 2.6%

Comcast Corp., Class A	4,568	171,894

Interpublic Group of Cos., Inc. (The)	3,136	53,249

New York Times Co. (The), Class A(a)	1,608	52,292

Omnicom Group, Inc.	1,360	77,561

ViacomCBS, Inc.	3,128	53,989
		408,985

See Accompanying Notes to the Financial Statements.

252	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – 1.5%

Nucor Corp.	1,896	$78,096

Reliance Steel & Aluminum Co.	848	75,964

Steel Dynamics, Inc.	3,384	82,130
		236,190

Oil, Gas & Consumable Fuels – 5.0%

Chevron Corp.	5,432	499,744

Devon Energy Corp.	3,376	42,099

Exxon Mobil Corp.	1,472	68,404

HollyFrontier Corp.	2,280	75,331

Plains GP Holdings LP, Class A*	1,464	13,454

Valero Energy Corp.	1,408	89,197
		788,229

Pharmaceuticals – 7.2%

Johnson & Johnson	3,208	481,328

Merck & Co., Inc.	2,808	222,787

Pfizer, Inc.	11,296	433,315
		1,137,430

Professional Services – 0.5%

ManpowerGroup, Inc.	992	73,646

Semiconductors & Semiconductor Equipment – 5.6%

Intel Corp.	1,176	70,536

Lam Research Corp.	432	110,281

Maxim Integrated Products, Inc.	1,680	92,366

NVIDIA Corp.	24	7,015

QUALCOMM, Inc.	3,600	283,212

Texas Instruments, Inc.	2,752	319,425
		882,835

Software – 5.8%

Citrix Systems, Inc.	96	13,921

Intuit, Inc.	224	60,438

Microsoft Corp.	4,616	827,233

Oracle Corp.	264	13,984
		915,576

Specialty Retail – 4.6%

Best Buy Co., Inc.	1,216	93,304

Home Depot, Inc. (The)	2,576	566,282

Investments	Shares	Value

Specialty Retail – (continued)

Lowe’s Cos., Inc.	672	$70,392
		729,978

Technology Hardware, Storage & Peripherals – 8.7%

Apple, Inc.	4,168	1,224,557

HP, Inc.	896	13,897

NetApp, Inc.	840	36,767

Seagate Technology plc	1,904	95,105
		1,370,326

Textiles, Apparel & Luxury Goods – 0.4%

Hanesbrands, Inc.(a)	6,304	62,662

Thrifts & Mortgage Finance – 0.1%

Radian Group, Inc.	1,352	20,253

Tobacco – 2.2%

Philip Morris International, Inc.	4,592	342,563

Trading Companies & Distributors – 0.5%

MSC Industrial Direct Co., Inc., Class A	1,272	75,862

Transportation Infrastructure – 0.1%

Macquarie Infrastructure Corp.	408	11,257
Total Common Stocks (Cost $15,627,897)		15,588,574
	Principal Amount

SECURITIES LENDING REINVESTMENTS(b) – 0.4%

REPURCHASE AGREEMENTS – 0.4%

Citigroup Global Markets, Inc., 0.02%, dated 4/30/2020, due 5/1/2020, repurchase price $57,635, collateralized by various U.S. Treasury Securities, ranging from 0.75% – 4.38%, maturing 8/15/2040 – 2/15/2046; total market value $58,075 (Cost $57,635)	$57,635	57,635
Total Investments – 99.1% (Cost $15,685,532)		15,646,209

Other Assets Less Liabilities – 0.9%		142,593
NET ASSETS – 100.0%		$15,788,802

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	253

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $255,856, collateralized in the form of cash with a value of $57,635 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $215,874 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from May 5, 2020 – August 15, 2049; a total value of $273,509.

(b)	The security was purchased with cash collateral held from securities on loan at April 30, 2020. The total value of securities purchased was $57,635.

Percentages shown are based on Net Assets.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,444,299
Aggregate gross unrealized depreciation	(1,457,749)
Net unrealized depreciation	$(13,450)
Federal income tax cost	$15,680,853

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open futures contract as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	1	06/19/2020	USD	$145,120	$21,194

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

254	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.4%

Airlines – 0.9%

International Consolidated Airlines Group SA	557,928	$1,561,604

Japan Airlines Co. Ltd.	72,900	1,322,542

Qantas Airways Ltd.	513,459	1,297,584
		4,181,730

Auto Components – 1.7%

Bridgestone Corp.	121,500	3,838,098

Nokian Renkaat OYJ(a)	143,856	3,078,041

Xinyi Glass Holdings Ltd.	972,000	1,129,686
		8,045,825

Automobiles – 2.2%

Fiat Chrysler Automobiles NV	353,079	3,100,007

Ford Otomotiv Sanayi A/S	328,293	2,973,167

Tofas Turk Otomobil Fabrikasi A/S	994,840	3,179,730

Toyota Motor Corp.	17,500	1,090,896
		10,343,800

Banks – 10.1%

ABN AMRO Bank NV, CVA(b)	56,619	434,104

Agricultural Bank of China Ltd., Class H	1,458,000	613,115

Australia & New Zealand Banking Group Ltd.	170,343	1,884,748

Banco Santander Brasil SA	316,200	1,577,116

Banco Santander Brasil SA (Preference)	265,700	691,086

Bank of China Ltd., Class H	4,617,000	1,768,817

Bank Polska Kasa Opieki SA	38,151	478,874

China Construction Bank Corp., Class H	3,402,000	2,773,435

China Minsheng Banking Corp. Ltd., Class H(a)	1,579,500	1,181,719

Danske Bank A/S*	173,745	2,061,271

DBS Group Holdings Ltd.	243,000	3,445,535

DNB ASA	244,944	2,976,848

ING Groep NV	229,149	1,256,942

KBC Group NV	51,516	2,780,648

National Bank of Canada	88,938	3,594,787

Investments	Shares	Value

Banks – (continued)

Royal Bank of Canada	181,521	$11,190,931

Skandinaviska Enskilda Banken AB, Class A	431,568	3,549,858

Swedbank AB, Class A	274,590	3,243,171

Westpac Banking Corp.	127,089	1,354,580
		46,857,585

Beverages – 0.7%

Coca-Cola Amatil Ltd.	558,642	3,174,649

Capital Markets – 0.9%

Macquarie Group Ltd.	51,030	3,429,803

Moscow Exchange MICEX-RTS PJSC	99,630	161,984

Natixis SA	221,130	523,402
		4,115,189

Chemicals – 2.4%

Covestro AG(b)	101,817	3,421,439

Showa Denko KK(a)	145,800	3,238,182

Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,038,000	4,406,527
		11,066,148

Construction Materials – 0.1%

China Resources Cement Holdings Ltd.	322,000	436,126

Diversified Financial Services – 1.2%

Power Finance Corp. Ltd.	2,443,122	3,103,720

REC Ltd.	2,126,736	2,706,034
		5,809,754

Diversified Telecommunication Services – 3.4%

BT Group plc	826,158	1,209,327

O2 Czech Republic A/S*	405,081	3,554,077

Proximus SADP	111,537	2,378,581

Spark New Zealand Ltd.	1,486,553	4,072,052

Telefonica Deutschland Holding AG	433,998	1,233,554

Telenor ASA	220,887	3,398,827
		15,846,418

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	255

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – 1.3%

Endesa SA	55,890	$1,239,631

Red Electrica Corp. SA	63,666	1,119,569

SSE plc	229,954	3,625,656
		5,984,856

Electrical Equipment – 1.2%

Mitsubishi Electric Corp.	243,000	3,046,163

Signify NV(b)	122,958	2,506,992
		5,553,155

Electronic Equipment, Instruments & Components – 1.1%

Walsin Technology Corp.	170,000	1,217,695

Yageo Corp.	297,000	3,905,201
		5,122,896

Entertainment – 1.3%

Nintendo Co. Ltd.	14,400	6,012,625

Equity Real Estate Investment Trusts (REITs) – 1.3%

Growthpoint Properties Ltd.	882,090	669,072

H&R REIT(a)	52,731	374,332

Klepierre SA	29,889	604,169

Resilient REIT Ltd.	996,057	1,951,979

RioCan REIT(a)	44,955	514,622

United Urban Investment Corp.	1,701	1,730,666
		5,844,840

Food & Staples Retailing – 0.5%

Casino Guichard Perrachon SA(a)	31,104	1,166,155

President Chain Store Corp.	131,000	1,356,851
		2,523,006

Food Products – 2.9%

Nestle SA (Registered)	60,021	6,336,984

Salmar ASA	87,252	3,415,101

Uni-President Enterprises Corp.	1,701,000	3,975,569
		13,727,654

Gas Utilities – 1.5%

Enagas SA	167,209	3,899,136

Naturgy Energy Group SA(a)	175,689	3,100,082
		6,999,218

Investments	Shares	Value

Health Care Providers & Services – 0.5%

Netcare Ltd.	2,606,418	$2,199,808

Hotels, Restaurants & Leisure – 1.8%

Genting Singapore Ltd.	2,867,400	1,598,998

Sands China Ltd.	874,800	3,599,698

Wynn Macau Ltd.	1,944,000	3,410,372
		8,609,068

Household Durables – 1.6%

Nien Made Enterprise Co. Ltd.	164,000	1,268,475

Persimmon plc	111,740	3,107,799

PIK Group PJSC	29,160	154,379

Taylor Wimpey plc	1,544,794	2,865,307
		7,395,960

Independent Power and Renewable Electricity Producers – 0.5%

Unipro PJSC	60,507,000	2,294,314

Industrial Conglomerates – 0.2%

Alfa SAB de CV, Class A(a)	2,235,600	925,788

Insurance – 7.9%

Admiral Group plc	48,254	1,418,159

AIA Group Ltd.	48,600	451,059

Allianz SE (Registered)	42,282	7,821,082

Aviva plc	645,651	1,969,200

BB Seguridade Participacoes SA	583,200	2,860,355

Direct Line Insurance Group plc	1,016,715	3,494,631

Legal & General Group plc	533,628	1,377,146

MS&AD Insurance Group Holdings, Inc.	121,500	3,547,230

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,215	267,222

Powszechny Zaklad Ubezpieczen SA	250,776	1,833,669

Tokio Marine Holdings, Inc.	92,600	4,404,204

UnipolSai Assicurazioni SpA(a)	1,543,367	3,793,369

Zurich Insurance Group AG	11,664	3,713,772
		36,951,098

See Accompanying Notes to the Financial Statements.

256	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Interactive Media & Services – 1.1%

Tencent Holdings Ltd.	91,800	$4,937,935

IT Services – 1.0%

Edenred	73,369	2,954,877

Nomura Research Institute Ltd.	66,200	1,630,624
		4,585,501

Machinery – 2.8%

Atlas Copco AB, Class A(a)	17,982	624,672

Atlas Copco AB, Class B	10,206	319,016

Komatsu Ltd.	72,900	1,406,053

Kone OYJ, Class B	81,162	4,917,767

Mitsubishi Heavy Industries Ltd.	48,600	1,255,960

Rational AG	486	234,645

Sinotruk Hong Kong Ltd.(a)	2,139,000	4,309,813
		13,067,926

Media – 1.6%

Eutelsat Communications SA	316,337	3,547,995

ITV plc	751,842	725,477

Publicis Groupe SA	104,004	3,090,530
		7,364,002

Metals & Mining – 5.8%

Alumina Ltd.(a)	3,017,088	3,427,124

BHP Group plc	37,665	634,812

Eregli Demir ve Celik Fabrikalari TAS	2,775,060	3,211,995

Evraz plc	833,004	2,786,482

Kumba Iron Ore Ltd.	177,633	3,411,540

Magnitogorsk Iron & Steel Works PJSC	3,960,900	2,156,437

Novolipetsk Steel PJSC	1,953,720	3,390,732

Rio Tinto plc	100,602	4,675,422

Severstal PAO	290,628	3,496,241
		27,190,785

Multiline Retail – 0.4%

Wesfarmers Ltd.	75,573	1,864,812

Multi-Utilities – 0.7%

AGL Energy Ltd.(a)	305,937	3,397,036

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 6.5%

Aker BP ASA(a)	138,024	$2,297,350

BP plc	1,264,572	4,994,158

Bukit Asam Tbk. PT	23,303,700	2,937,441

Canadian Natural Resources Ltd.	54,918	921,659

China Petroleum & Chemical Corp., Class H	2,430,000	1,228,737

CNOOC Ltd.	1,458,000	1,653,153

Eni SpA	64,881	619,253

Equinor ASA	185,166	2,599,142

Exxaro Resources Ltd.(a)	534,127	3,135,542

Formosa Petrochemical Corp.	253,000	763,173

Inter Pipeline Ltd.(a)	54,432	456,164

Lundin Energy AB	39,852	1,035,144

Royal Dutch Shell plc, Class A	41,067	686,348

Royal Dutch Shell plc, Class B	17,010	276,004

Tatneft PJSC	421,848	3,137,530

Tatneft PJSC (Preference)	359,154	2,496,879

Yanzhou Coal Mining Co. Ltd., Class H(a)	1,458,000	1,105,863
		30,343,540

Paper & Forest Products – 0.8%

UPM-Kymmene OYJ	136,809	3,785,133

Personal Products – 2.2%

L’Oreal SA(a)	31,590	9,179,520

Pola Orbis Holdings, Inc.	48,600	871,696
		10,051,216

Pharmaceuticals – 8.1%

Astellas Pharma, Inc.	121,500	2,029,829

GlaxoSmithKline plc	632,043	13,241,948

Novartis AG (Registered)	81,162	6,917,460

Novo Nordisk A/S, Class B	486	30,991

Orion OYJ, Class B	99,630	5,061,205

Roche Holding AG	29,160	10,134,924

Roche Holding AG – BR	1,218	423,773
		37,840,130

Professional Services – 0.8%

Thomson Reuters Corp.	54,918	3,877,611

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	257

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – 2.8%

Agile Group Holdings Ltd.	934,000	$1,052,992

China Evergrande Group(a)	1,795,000	3,186,027

Country Garden Holdings Co. Ltd.(a)	729,000	939,420

Daito Trust Construction Co. Ltd.	38,400	3,704,082

Land & Houses PCL, NVDR	11,907,000	2,723,282

Logan Property Holdings Co. Ltd.	786,000	1,236,941
		12,842,744

Road & Rail – 0.8%

Aurizon Holdings Ltd.	1,228,851	3,773,240

Semiconductors & Semiconductor Equipment – 3.3%

ASML Holding NV	1,215	360,178

Globalwafers Co. Ltd.	179,000	2,317,522

Nanya Technology Corp.	470,000	1,027,357

Novatek Microelectronics Corp.*	636,000	3,988,835

Taiwan Semiconductor Manufacturing Co. Ltd.	397,222	4,067,530

Tokyo Electron Ltd.	4,600	986,805

Vanguard International Semiconductor Corp.	1,124,000	2,642,127
		15,390,354

Software – 1.0%

SAP SE	3,159	376,938

Trend Micro, Inc.	79,900	4,087,090
		4,464,028

Specialty Retail – 0.7%

Hennes & Mauritz AB, Class B(a)	230,121	3,208,952

Technology Hardware, Storage & Peripherals – 2.0%

Brother Industries Ltd.	121,700	2,089,505

Canon, Inc.	72,900	1,557,395

Chicony Electronics Co. Ltd.	245,000	695,374

Inventec Corp.	1,458,000	1,152,220

Lite-On Technology Corp.	729,000	1,139,963

Samsung Electronics Co. Ltd.	65,610	2,692,355
		9,326,812

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – 0.4%

LVMH Moet Hennessy Louis Vuitton SE	486	$187,615

Pandora A/S(a)	52,245	1,855,633
		2,043,248

Tobacco – 1.9%

Imperial Brands plc	195,858	4,147,894

Japan Tobacco, Inc.	243,000	4,577,767
		8,725,661

Trading Companies & Distributors – 1.3%

ITOCHU Corp.(a)	194,400	3,863,094

Marubeni Corp.	194,400	952,594

Sumitomo Corp.	97,200	1,116,662
		5,932,350

Transportation Infrastructure – 1.1%

Aena SME SA* (b)	24,057	3,043,382

Sydney Airport	511,272	2,108,798
		5,152,180

Water Utilities – 0.8%

Aguas Andinas SA, Class A	11,436,795	3,830,643

Wireless Telecommunication Services – 2.3%

NTT DOCOMO, Inc.	191,600	5,640,406

Softbank Corp.(a)	361,000	4,942,292
		10,582,698
Total Common Stocks (Cost $529,717,260)		453,600,047

See Accompanying Notes to the Financial Statements.

258	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(c) – 0.9%

REPURCHASE AGREEMENTS – 0.9%

Citigroup Global Markets, Inc., 0.02%, dated 4/30/2020, due 5/1/2020, repurchase price $2,249,415, collateralized by various U.S. Treasury Securities, ranging from 0.75% – 4.38%, maturing 8/15/2040 – 2/15/2046; total market value $2,266,594	$2,249,414	$2,249,414

Societe Generale, 0.20%, dated 4/30/2020, due 5/1/2020, repurchase price $2,000,011, collateralized by various U.S. Treasury Securities, ranging from 1.13% – 2.88%, maturing 2/28/2021 – 2/15/2046; Common Stocks; total market value $2,173,161	2,000,000	2,000,000
		4,249,414
Total Securities Lending Reinvestments (Cost $4,249,414)		4,249,414
Total Investments – 98.3% (Cost $533,966,674)		457,849,461

Other Assets Less Liabilities – 1.7%		7,730,689
NET ASSETS – 100.0%		$465,580,150

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $42,045,598, collateralized in the form of cash with a value of $4,249,414 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $6,567,520 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 15, 2020 – August 15, 2049 and $33,861,480 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 11, 2020 – September 20, 2117; a total value of $44,678,414.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2020. The total value of securities purchased was $4,249,414.

Percentages shown are based on Net Assets.

Abbreviations

CVA – Dutch Certification

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,300,883
Aggregate gross unrealized depreciation	(101,761,771)
Net unrealized depreciation	$(76,460,888)
Federal income tax cost	$535,779,945

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	259

FlexShares® International Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
EURO STOXX 50 Index	102	06/19/2020	EUR	$3,225,374	$583,333
FTSE 100 Index	28	06/19/2020	GBP	2,078,453	293,264
Hang Seng Index	2	05/28/2020	HKD	316,059	10,921
MSCI Emerging Markets E-Mini Index	59	06/19/2020	USD	2,672,405	311,439
S&P/TSX 60 Index	6	06/18/2020	CAD	767,371	81,513
SPI 200 Index	11	06/18/2020	AUD	997,435	87,262
TOPIX Index	15	06/11/2020	JPY	2,039,557	104,692
					$1,472,424

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts
FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of April 30, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	906,155	Morgan Stanley	USD	556,066	06/17/2020	$37,278
CAD	274,850	Morgan Stanley	USD	197,524	06/17/2020	389
CHF	193,801	Toronto-Dominion Bank (The)	USD	199,309	06/17/2020	1,747
CZK	10,100,239	Morgan Stanley	USD	395,278	06/17/2020	14,089
EUR	168,940	Bank of New York	USD	183,131	06/17/2020	2,080
GBP	1,267,560	Citibank NA	USD	1,540,479	06/17/2020	58,660
GBP	26,227	Morgan Stanley	USD	32,856	06/17/2020	232
HKD	408,045	Citibank NA	USD	52,520	06/17/2020	82
JPY	29,251,321	Goldman Sachs & Co.	USD	263,399	06/17/2020	10,326
NOK	3,305,492	Goldman Sachs & Co.	USD	300,977	06/17/2020	22,553
PLN	800,954	Citibank NA	USD	188,739	06/17/2020	4,619
SEK	1,759,673	Citibank NA	USD	174,371	06/17/2020	5,867
USD	589,825	BNP Paribas SA	BRL*	2,783,346	06/17/2020	77,442
USD	45,466	Citibank NA	CHF	43,013	06/17/2020	842
USD	333,366	Goldman Sachs & Co.	CZK	7,627,008	06/17/2020	24,241
USD	558,237	Morgan Stanley	EUR	500,000	06/17/2020	10,082
USD	442,365	Toronto-Dominion Bank (The)	HKD	3,430,859	06/17/2020	83
USD	97,523	Toronto-Dominion Bank (The)	INR*	7,340,681	06/17/2020	230
USD	1,627,733	Morgan Stanley	JPY	173,503,362	06/17/2020	4,141
USD	234,040	Goldman Sachs & Co.	NOK	2,341,532	06/17/2020	4,860
USD	635,958	Citibank NA	TRY	4,205,528	06/17/2020	40,770
USD	701,850	JPMorgan Chase Bank	TRY	4,470,515	06/17/2020	69,160
USD	171,947	Goldman Sachs & Co.	ZAR	3,043,773	06/17/2020	6,974
Total unrealized appreciation						$396,747
EUR	2,126,484	JPMorgan Chase Bank	USD	2,374,694	06/17/2020	$(43,408)
JPY	200,000,000	Citibank NA	USD	1,921,019	06/17/2020	(49,479)

See Accompanying Notes to the Financial Statements.

260	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
JPY	17,390,186	Toronto-Dominion Bank (The)	USD	163,259	06/17/2020	$(526)
KRW*	53,370,285	Goldman Sachs & Co.	USD	44,982	06/17/2020	(1,148)
RUB*	38,148,601	Goldman Sachs & Co.	USD	520,181	06/17/2020	(7,855)
SEK	4,369,945	Goldman Sachs & Co.	USD	447,693	06/17/2020	(93)
SGD	17,194	Citibank NA	USD	12,350	06/17/2020	(134)
TRY	7,374,397	Citibank NA	USD	1,159,697	06/17/2020	(116,035)
TWD*	4,876,484	Toronto-Dominion Bank (The)	USD	164,353	06/17/2020	(186)
USD	315,935	Toronto-Dominion Bank (The)	AUD	540,032	06/17/2020	(37,674)
USD	582,650	Toronto-Dominion Bank (The)	CHF	571,596	06/17/2020	(10,345)
USD	315,428	BNP Paribas SA	CZK	8,127,800	06/17/2020	(13,996)
USD	257,320	JPMorgan Chase Bank	EUR	235,048	06/17/2020	(366)
USD	963,563	Toronto-Dominion Bank (The)	EUR	896,553	06/17/2020	(19,337)
USD	653,162	Toronto-Dominion Bank (The)	GBP	555,764	06/17/2020	(47,984)
USD	766,824	Morgan Stanley	JPY	82,568,589	06/17/2020	(5,828)
USD	345,765	Toronto-Dominion Bank (The)	JPY	38,264,620	06/17/2020	(12,304)
USD	219,395	Toronto-Dominion Bank (The)	NOK	2,563,208	06/17/2020	(31,483)
USD	106,063	Morgan Stanley	NZD	174,054	06/17/2020	(1,288)
ZAR	15,837	Morgan Stanley	USD	965	06/17/2020	(106)
Total unrealized depreciation						$(399,575)
Net unrealized depreciation						$(2,828)

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CZK – Czech Koruna

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	261

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2020:

Australia	5.5%
Belgium	1.1
Brazil	1.1
Canada	4.5
Chile	0.8
China	6.6
Czech Republic	0.8
Denmark	0.9
Finland	3.6
France	4.6
Germany	2.9
Hong Kong	1.8
India	1.2
Indonesia	0.6
Italy	1.6
Japan	14.8
Mexico	0.2
Netherlands	1.0
New Zealand	0.9
Norway	3.2
Poland	0.5
Russia	3.7
Singapore	1.1
South Africa	2.4
South Korea	0.6
Spain	2.7
Sweden	2.6
Switzerland	5.9
Taiwan	6.3
Thailand	0.6
Turkey	2.0
United Kingdom	11.3
Other[1]	2.6
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

262	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.6%

Airlines – 0.8%

Deutsche Lufthansa AG (Registered)*	10,506	$93,876

International Consolidated Airlines Group SA	16,218	45,393

Japan Airlines Co. Ltd.	18,600	337,439
		476,708

Auto Components – 1.5%

Bridgestone Corp.	15,700	495,952

Nokian Renkaat OYJ(a)	20,468	437,947
		933,899

Automobiles – 1.2%

Subaru Corp.	8,000	162,715

Tofas Turk Otomobil Fabrikasi A/S	132,124	422,298

Toyota Motor Corp.	2,700	168,310
		753,323

Banks – 11.2%

ABN AMRO Bank NV, CVA(b)	6,188	47,444

Australia & New Zealand Banking Group Ltd.	23,154	256,186

Bank Leumi Le-Israel BM	83,776	455,942

Bank of China Ltd., Class H	646,000	247,489

Bank of Communications Co. Ltd., Class H	170,000	107,890

China Minsheng Banking Corp. Ltd., Class H(a)	221,000	165,343

Commonwealth Bank of Australia	5,576	228,857

Danske Bank A/S*	14,246	169,011

DNB ASA	23,528	285,940

Grupo Financiero Banorte SAB de CV, Class O(a)	102,000	282,353

Hang Seng Bank Ltd.(a)	30,600	538,791

KBC Group NV	8,398	453,294

Malayan Banking Bhd.	51,000	89,784

National Bank of Canada	9,656	390,286

Royal Bank of Canada	23,052	1,421,176

Sberbank of Russia PJSC	188,360	502,429

Skandinaviska Enskilda Banken AB, Class A	58,344	479,908

Investments	Shares	Value

Banks – (continued)

Swedbank AB, Class A	37,128	$438,517

Toronto-Dominion Bank (The)	986	41,287

Westpac Banking Corp.	29,852	318,178
		6,920,105

Beverages – 0.7%

Coca-Cola Amatil Ltd.	75,786	430,676

Capital Markets – 0.5%

Natixis SA	23,834	56,414

Singapore Exchange Ltd.	40,800	279,690
		336,104

Chemicals – 0.9%

Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,108,000	579,184

Construction & Engineering – 0.4%

ACS Actividades de Construccion y Servicios SA(a)	5,644	140,761

CIMIC Group Ltd.	7,446	120,118
		260,879

Construction Materials – 0.3%

Ssangyong Cement Industrial Co. Ltd.	38,862	163,300

Diversified Financial Services – 1.4%

Banca Mediolanum SpA	16,762	102,262

Power Finance Corp. Ltd.	321,878	408,911

REC Ltd.	287,844	366,249
		877,422

Diversified Telecommunication Services – 3.9%

BCE, Inc.	3,672	148,815

BT Group plc	107,712	157,669

HKT Trust & HKT Ltd.	102,000	163,940

Nippon Telegraph & Telephone Corp.	8,200	187,334

O2 Czech Republic A/S*	57,766	506,824

Proximus SADP	5,304	113,110

Spark New Zealand Ltd.	202,538	554,804

Telefonica Deutschland Holding AG	58,446	166,121

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	263

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Telecommunication Services – (continued)

Telenor ASA	28,390	$436,842
		2,435,459

Electric Utilities – 2.9%

Emera, Inc.(a)	374	14,920

Endesa SA	7,004	155,348

Enel SpA	72,454	494,882

Fortis, Inc.	3,479	135,107

Red Electrica Corp. SA	29,716	522,557

SSE plc	30,498	480,858
		1,803,672

Electrical Equipment – 0.1%

Signify NV(b)	2,176	44,366

Electronic Equipment, Instruments & Components – 1.3%

Walsin Technology Corp.	20,000	143,258

WPG Holdings Ltd.	136,000	178,138

Yageo Corp.	38,000	499,656
		821,052

Equity Real Estate Investment Trusts (REITs) – 2.6%

Covivio(a)	1,122	70,233

Growthpoint Properties Ltd.	67,184	50,960

H&R REIT(a)	8,942	63,478

Hui Xian REIT	306,000	98,498

Klepierre SA	4,522	91,407

Link REIT	45,000	404,006

Resilient REIT Ltd.	135,286	265,121

RioCan REIT(a)	7,786	89,130

Scentre Group	84,796	129,352

United Urban Investment Corp.	238	242,151

Vicinity Centres	111,656	108,921
		1,613,257

Food & Staples Retailing – 0.6%

Casino Guichard Perrachon SA(a)	4,114	154,243

Wm Morrison Supermarkets plc	80,410	185,608
		339,851

Food Products – 4.1%

Nestle SA (Registered)	17,578	1,855,876

Salmar ASA	11,832	463,112

Investments	Shares	Value

Food Products – (continued)

Uni-President Enterprises Corp.	83,000	$193,987
		2,512,975

Gas Utilities – 1.7%

Enagas SA	22,440	523,277

Naturgy Energy Group SA(a)	22,202	391,760

Snam SpA	37,264	166,853
		1,081,890

Health Care Providers & Services – 0.2%

Netcare Ltd.	158,882	134,096

Hotels, Restaurants & Leisure – 1.7%

Crown Resorts Ltd.	18,836	121,963

OPAP SA	44,710	401,561

Sands China Ltd.	122,400	503,661
		1,027,185

Household Durables – 1.6%

Coway Co. Ltd.	3,400	171,333

Persimmon plc	15,062	418,916

Taylor Wimpey plc	207,196	384,310
		974,559

Industrial Conglomerates – 1.4%

Alfa SAB de CV, Class A(a)	853,400	353,403

Siemens AG (Registered)	5,780	536,095
		889,498

Insurance – 7.3%

Admiral Group plc	7,922	232,823

AIA Group Ltd.	6,800	63,111

Allianz SE (Registered)	1,326	245,276

Assicurazioni Generali SpA	14,348	204,535

Aviva plc	54,196	165,295

BB Seguridade Participacoes SA	78,200	383,539

Direct Line Insurance Group plc	126,174	433,683

Legal & General Group plc	69,360	178,999

MS&AD Insurance Group Holdings, Inc.	18,000	525,515

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,516	553,360

Powszechny Zaklad Ubezpieczen SA	56,576	413,682

See Accompanying Notes to the Financial Statements.

264	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Sampo OYJ, Class A	4,420	$146,399

SCOR SE	1,190	33,497

Tokio Marine Holdings, Inc.	6,800	323,419

UnipolSai Assicurazioni SpA(a)	70,754	173,903

Zurich Insurance Group AG	1,496	476,321
		4,553,357

Interactive Media & Services – 1.1%

Tencent Holdings Ltd.	12,200	656,240

IT Services – 1.4%

Edenred	782	31,495

Itochu Techno-Solutions Corp.	13,600	419,694

Otsuka Corp.	9,000	407,771
		858,960

Machinery – 1.9%

Kone OYJ, Class B	10,438	632,459

Sinotruk Hong Kong Ltd.	153,000	308,276

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(a)	326,400	262,725
		1,203,460

Media – 1.4%

Eutelsat Communications SA	42,194	473,243

Publicis Groupe SA	13,022	386,955
		860,198

Metals & Mining – 6.0%

Alumina Ltd.	404,294	459,239

Assore Ltd.	9,928	170,849

Eregli Demir ve Celik Fabrikalari TAS	375,632	434,775

Evraz plc	112,778	377,254

Kumba Iron Ore Ltd.	24,038	461,663

Magnitogorsk Iron & Steel Works PJSC	789,484	429,820

Novolipetsk Steel PJSC	270,308	469,127

Rio Tinto plc	15,266	709,479

Severstal PAO	15,606	187,739

Severstal PAO, GDR(b)	238	2,842
		3,702,787

Investments	Shares	Value

Multiline Retail – 0.7%

Marks & Spencer Group plc	74,698	$86,777

Wesfarmers Ltd.	13,430	331,394
		418,171

Multi-Utilities – 0.2%

Centrica plc	182,036	91,615

Oil, Gas & Consumable Fuels – 7.3%

Aker BP ASA	68	1,132

BP plc	170,136	671,916

Bukit Asam Tbk. PT	2,978,400	375,429

China Petroleum & Chemical Corp., Class H	340,000	171,922

China Shenhua Energy Co. Ltd., Class H	306,000	547,080

Eni SpA	4,726	45,107

Equinor ASA	32,912	461,980

Exxaro Resources Ltd.(a)	69,156	405,974

Inter Pipeline Ltd.(a)	9,180	76,932

Neste OYJ	15,538	550,217

Royal Dutch Shell plc, Class A	24,140	403,449

Royal Dutch Shell plc, Class B	1,768	28,688

Tatneft PJSC	55,012	409,156

Tatneft PJSC (Preference)	48,620	338,012

Yanzhou Coal Mining Co. Ltd., Class H(a)	44,000	33,373
		4,520,367

Personal Products – 1.2%

L’Oreal SA	2,618	760,747

Pharmaceuticals – 8.3%

Astellas Pharma, Inc.	40,800	681,622

GlaxoSmithKline plc	84,728	1,775,138

H Lundbeck A/S	3,536	128,810

Novartis AG (Registered)	7,616	649,114

Novo Nordisk A/S, Class B	340	21,681

Orion OYJ, Class B	12,410	630,428

Roche Holding AG	3,706	1,288,067
		5,174,860

Professional Services – 0.6%

Thomson Reuters Corp.	5,100	360,097

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	265

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – 1.6%

Agile Group Holdings Ltd.	136,000	$153,327

Daito Trust Construction Co. Ltd.	4,800	463,010

Land & Houses PCL, NVDR	1,594,600	364,705
		981,042

Road & Rail – 0.8%

Aurizon Holdings Ltd.	166,022	509,778

Semiconductors & Semiconductor Equipment – 1.9%

ASML Holding NV	170	50,396

Nanya Technology Corp.	68,000	148,639

Novatek Microelectronics Corp.*	80,000	501,740

Taiwan Semiconductor Manufacturing Co. Ltd.	49,000	501,757
		1,202,532

Software – 1.0%

SAP SE	680	81,139

Trend Micro, Inc.	10,900	557,563
		638,702

Specialty Retail – 1.1%

Hennes & Mauritz AB, Class B(a)	29,172	406,793

Petrobras Distribuidora SA*	74,800	269,862
		676,655

Technology Hardware, Storage & Peripherals – 2.6%

Asustek Computer, Inc.	21,000	143,006

Canon, Inc.	10,200	217,907

Compal Electronics, Inc.*	204,000	131,031

Inventec Corp.	204,000	161,216

Lite-On Technology Corp.	374,000	584,837

Samsung Electronics Co. Ltd.	8,432	346,013
		1,584,010

Textiles, Apparel & Luxury Goods – 1.0%

Formosa Taffeta Co. Ltd.	102,000	116,796

LVMH Moet Hennessy Louis Vuitton SE(a)	170	65,626

Pandora A/S(a)	11,492	408,172
		590,594

Investments	Shares	Value

Tobacco – 1.8%

Imperial Brands plc	24,956	$528,520

Japan Tobacco, Inc.	31,600	595,298
		1,123,818

Trading Companies & Distributors – 1.5%

ITOCHU Corp.(a)	28,700	570,323

Mitsubishi Corp.	10,200	219,385

Sumitomo Corp.	13,600	156,241
		945,949

Transportation Infrastructure – 1.3%

ALEATICA SAB de CV(a)	98,600	77,501

Atlantia SpA	2,890	47,022

China Merchants Port Holdings Co. Ltd.	102,000	131,573

Jiangsu Expressway Co. Ltd., Class H	78,000	93,069

Sydney Airport	106,318	438,520
		787,685

Water Utilities – 0.8%

Aguas Andinas SA, Class A	1,489,404	498,861

Wireless Telecommunication Services – 3.8%

China Mobile Ltd.	11,500	92,640

KDDI Corp.	29,700	863,490

NTT DOCOMO, Inc.	24,400	718,298

PLDT, Inc.	2,210	56,949

Softbank Corp.(a)	47,600	651,670
		2,383,047
Total Common Stocks (Cost $68,675,745)		60,492,992

See Accompanying Notes to the Financial Statements.

266	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(c) – 1.5%

REPURCHASE AGREEMENTS – 1.5%

Citigroup Global Markets, Inc., 0.02%, dated 4/30/2020, due 5/1/2020, repurchase price $757,495, collateralized by various U.S. Treasury Securities, ranging from 0.75% – 4.38%, maturing 8/15/2040 – 2/15/2046; total market value $763,280	$757,495	$757,495

NBC Global Finance Ltd., 0.21%, dated 4/30/2020, due 5/1/2020, repurchase price $200,001, collateralized by various U.S. Treasury Securities, 2.88%, maturing 8/15/2028; Common Stocks; total market value $219,774	200,000	200,000
		957,495
Total Securities Lending Reinvestments (Cost $957,495)		957,495
Total Investments – 99.1% (Cost $69,633,240)		61,450,487

Other Assets Less Liabilities – 0.9%		551,074
NET ASSETS – 100.0%		$62,001,561

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $4,648,657, collateralized in the form of cash with a value of $957,495 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $776,181 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 15, 2020 – February 15, 2049 and $3,255,527 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 11, 2020 – September 20, 2117; a total value of $4,989,203.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2020. The total value of securities purchased was $957,495.

Percentages shown are based on Net Assets.

Abbreviations

CVA – Dutch Certification

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,612,246
Aggregate gross unrealized depreciation	(12,037,486)
Net unrealized depreciation	$(8,425,240)
Federal income tax cost	$70,034,667

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	267

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI EAFE E-Mini Index	14	06/19/2020	USD	$1,146,810	$129,599
MSCI Emerging Markets E-Mini Index	8	06/19/2020	USD	362,360	29,513
					$159,112

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts
FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of April 30, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	21,191	BNP Paribas SA	BRL*	100,000	06/17/2020	$2,782
Total unrealized appreciation						$2,782
NOK	59,477	Goldman Sachs & Co.	USD	5,945	06/17/2020	$(124)
USD	66,161	Morgan Stanley	AUD	105,364	06/17/2020	(2,830)
Total unrealized depreciation						$(2,954)
Net unrealized depreciation						$(172)

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

NOK – Norwegian Krone

USD – US Dollar

See Accompanying Notes to the Financial Statements.

268	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2020:

Australia	5.6%
Belgium	0.9
Brazil	1.1
Canada	4.4
Chile	0.8
China	5.9
Czech Republic	0.8
Denmark	1.2
Finland	3.9
France	3.4
Germany	2.7
Greece	0.6
Hong Kong	2.7
India	1.2
Indonesia	0.6
Israel	0.7
Italy	2.0
Japan	14.5
Malaysia	0.1
Mexico	1.1
Netherlands	0.2
New Zealand	0.9
Norway	2.7
Philippines	0.1
Poland	0.7
Russia	3.8
Singapore	0.5
South Africa	2.4
South Korea	1.1
Spain	2.8
Sweden	2.1
Switzerland	6.9
Taiwan	5.3
Thailand	0.6
Turkey	1.4
United Kingdom	11.9
Other[1]	2.4
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	269

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON ST OCKS – 98.0%

Airlines – 0.4%

International Consolidated Airlines Group SA	26,900	$75,291

Auto Components – 2.4%

Fuyao Glass Industry Group Co. Ltd., Class H(a)	60,000	132,347

Koito Manufacturing Co. Ltd.	4,700	179,764

Nokian Renkaat OYJ(b)	6,880	147,209

Xinyi Glass Holdings Ltd.	40,000	46,489
		505,809

Automobiles – 2.1%

Fiat Chrysler Automobiles NV	15,790	138,635

Geely Automobile Holdings Ltd.	50,000	78,170

Peugeot SA	5,540	79,338

Tofas Turk Otomobil Fabrikasi A/S	44,800	143,191
		439,334

Banks – 11.0%

Agricultural Bank of China Ltd., Class H	140,000	58,873

China Construction Bank Corp., Class H	280,000	228,266

China Merchants Bank Co. Ltd., Class H	40,000	191,684

Danske Bank A/S*	4,470	53,031

DBS Group Holdings Ltd.	12,000	170,150

DNB ASA	11,220	136,359

Erste Group Bank AG	5,370	116,606

Hang Seng Bank Ltd.(b)	10,000	176,076

ING Groep NV	9,130	50,080

KBC Group NV	2,880	155,452

National Bank of Canada	2,010	81,242

Royal Bank of Canada	8,380	516,634

Skandinaviska Enskilda Banken AB, Class A	20,670	170,021

Standard Bank Group Ltd.(b)	14,800	82,305

Swedbank AB, Class A	8,070	95,314

VTB Bank PJSC	96,824,899	45,696
		2,327,789

Investments	Shares	Value

Beverages – 0.5%

Ambev SA*	52,000	$108,932

Building Products – 0.1%

Daikin Industries Ltd.	200	26,194

Capital Markets – 1.4%

Macquarie Group Ltd.	2,360	158,619

St James’s Place plc	13,140	141,112
		299,731

Chemicals – 2.5%

Covestro AG(a)	4,680	157,266

Showa Denko KK(b)	8,000	177,678

Sinopec Shanghai Petrochemical Co. Ltd., Class H	720,000	197,824
		532,768

Construction & Engineering – 0.2%

ACS Actividades de Construccion y Servicios SA(b)	1,520	37,909

Construction Materials – 0.8%

China Resources Cement Holdings Ltd.	120,000	162,531

Diversified Financial Services – 0.6%

EXOR NV	2,470	134,972

Diversified Telecommunication Services – 1.9%

O2 Czech Republic A/S*	19,320	169,509

Telefonica Deutschland Holding AG	9,090	25,836

Telefonica SA	13,920	63,731

Telenor ASA	9,320	143,408
		402,484

Electric Utilities – 0.6%

Federal Grid Co. Unified Energy System PJSC	54,924,781	136,323

Electrical Equipment – 2.2%

Fuji Electric Co. Ltd.	6,000	145,546

Mitsubishi Electric Corp.	16,000	200,570

Signify NV(a)	6,050	123,354
		469,470

See Accompanying Notes to the Financial Statements.

270	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON ST OCKS – (continued)

Electronic Equipment, Instruments & Components – 2.0%

Omron Corp.	3,300	$196,269

Walsin Technology Corp.	7,000	50,140

Yageo Corp.	13,000	170,935
		417,344

Entertainment – 1.2%

Nintendo Co. Ltd.	600	250,526

Equity Real Estate Investment Trusts (REITs) – 0.3%

Resilient REIT Ltd.	26,580	52,089

RioCan REIT(b)	630	7,212
		59,301

Food Products – 2.8%

Danone SA	290	20,094

Nestle SA (Registered)	3,010	317,794

Salmar ASA	1,930	75,542

Want Want China Holdings Ltd.(b)	240,000	172,128
		585,558

Gas Utilities – 1.4%

Enagas SA	7,320	170,695

Naturgy Energy Group SA(b)	7,660	135,163
		305,858

Health Care Equipment & Supplies – 1.0%

Hoya Corp.	2,400	221,428

Hotels, Restaurants & Leisure – 3.0%

Accor SA(b)	4,770	132,286

Genting Singapore Ltd.	310,000	172,871

Sands China Ltd.	40,000	164,595

Wynn Macau Ltd.	88,000	154,379
		624,131

Household Durables – 0.7%

Persimmon plc	5,020	139,620

Insurance – 7.4%

Allianz SE (Registered)	2,130	393,995

Aviva plc	36,520	111,384

BB Seguridade Participacoes SA	9,000	44,141

Direct Line Insurance Group plc	45,250	155,532

Investments	Shares	Value

Insurance – (continued)

Legal & General Group plc	20,810	$53,705

Old Mutual Ltd.	96,420	70,458

Ping An Insurance Group Co. of China Ltd., Class H(b)	10,000	102,808

Poste Italiane SpA(a)	3,830	32,520

Powszechny Zaklad Ubezpieczen SA	19,010	139,001

Prudential plc	8,360	118,999

Tokio Marine Holdings, Inc.	4,000	190,246

Zurich Insurance Group AG	470	149,646
		1,562,435

Interactive Media & Services – 0.8%

Tencent Holdings Ltd.	3,000	161,371

IT Services – 0.9%

Nomura Research Institute Ltd.	8,000	197,054

Machinery – 4.3%

Atlas Copco AB, Class A(b)	7,130	247,687

Atlas Copco AB, Class B	4,590	143,473

MINEBEA MITSUMI, Inc.	10,000	165,895

NSK Ltd.	7,000	48,964

Sandvik AB*	2,530	39,191

Sinotruk Hong Kong Ltd.	95,000	191,413

SKF AB, Class B	3,790	60,359

Weichai Power Co. Ltd., Class H(b)	10,000	17,492
		914,474

Media – 1.9%

Eutelsat Communications SA	14,130	158,480

ITV plc	112,970	109,009

Publicis Groupe SA	4,600	136,691
		404,180

Metals & Mining – 5.5%

Alumina Ltd.(b)	136,470	155,017

BHP Group plc	3,520	59,327

Eregli Demir ve Celik Fabrikalari TAS	130,530	151,082

Evraz plc	39,710	132,834

Kumba Iron Ore Ltd.	8,150	156,525

Novolipetsk Steel PJSC	89,603	155,508

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	271

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON ST OCKS – (continued)

Metals & Mining – (continued)

Rio Tinto plc	4,430	$205,882

Severstal PAO	12,110	145,683
		1,161,858

Multi-Utilities – 0.8%

AGL Energy Ltd.(b)	14,360	159,449

Oil, Gas & Consumable Fuels – 6.8%

Aker BP ASA	7,100	118,176

BP plc	580	2,291

Bukit Asam Tbk. PT	1,110,000	139,916

Canadian Natural Resources Ltd.(b)	8,080	135,602

China Petroleum & Chemical Corp., Class H	100,000	50,565

China Shenhua Energy Co. Ltd., Class H	75,000	134,088

CNOOC Ltd.	150,000	170,078

Equinor ASA	12,090	169,705

Exxaro Resources Ltd.	4,150	24,362

OMV AG	3,320	108,728

Suncor Energy, Inc.	4,460	79,699

Tatneft PJSC	17,710	131,720

Tatneft PJSC (Preference)	17,580	122,218

Yanzhou Coal Mining Co. Ltd., Class H	60,000	45,509
		1,432,657

Paper & Forest Products – 0.4%

UPM-Kymmene OYJ	3,140	86,875

Personal Products – 2.0%

L’Oreal SA	1,460	424,251

Pharmaceuticals – 7.8%

Astellas Pharma, Inc.	13,700	228,878

GlaxoSmithKline plc	28,950	606,532

Novartis AG (Registered)	3,380	288,078

Orion OYJ, Class B	4,470	227,076

Roche Holding AG	620	215,489

Roche Holding AG – BR	260	90,461
		1,656,514

Investments	Shares	Value

Professional Services – 1.0%

Recruit Holdings Co. Ltd.	7,000	$208,295

Real Estate Management & Development – 4.3%

Agile Group Holdings Ltd.	40,000	45,096

China Evergrande Group(b)	80,000	141,996

China Resources Land Ltd.	40,000	164,079

CK Asset Holdings Ltd.	32,500	205,421

Country Garden Holdings Co. Ltd.(b)	140,173	180,633

Daito Trust Construction Co. Ltd.	1,000	96,460

Daiwa House Industry Co. Ltd.	1,000	25,787

Logan Property Holdings Co. Ltd.	36,000	56,654
		916,126

Semiconductors & Semiconductor Equipment – 6.5%

ASML Holding NV	2,190	649,210

Globalwafers Co. Ltd.	13,000	168,312

Nanya Technology Corp.	20,000	43,717

Novatek Microelectronics Corp.*	17,000	106,620

Taiwan Semiconductor Manufacturing Co. Ltd.	10,000	102,399

Tokyo Electron Ltd.	500	107,261

Vanguard International Semiconductor Corp.	80,000	188,052
		1,365,571

Software – 1.0%

Trend Micro, Inc.	4,000	204,610

Specialty Retail – 0.9%

Hennes & Mauritz AB, Class B(b)	10,320	143,909

USS Co. Ltd.	3,000	47,973
		191,882

Technology Hardware, Storage & Peripherals – 1.9%

Brother Industries Ltd.	10,000	171,693

Lite-On Technology Corp.	30,000	46,912

Logitech International SA (Registered)	150	7,228

Samsung Electronics Co. Ltd.	2,310	94,793

Samsung Electronics Co. Ltd. (Preference)	2,140	74,205
		394,831

See Accompanying Notes to the Financial Statements.

272	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON ST OCKS – (continued)

Tobacco – 2.9%

Imperial Brands plc	9,140	$193,568

Japan Tobacco, Inc.	11,000	207,224

Swedish Match AB	3,300	204,611
		605,403

Trading Companies & Distributors – 1.0%

Ashtead Group plc	6,050	165,978

Toyota Tsusho Corp.	2,000	48,403
		214,381

Transportation Infrastructure – 0.3%

Aena SME SA* (a)	450	56,928

Wireless Telecommunication Services – 0.5%

Mobile TeleSystems PJSC	1,700	7,347

MTN Group Ltd.(b)	34,790	92,085
		99,432
Total Common Stocks (Cost $24,168,263)		20,681,880

	Principal Amount

SECURITIES LENDING REINVESTMENTS(c) – 1.2%

REPURCHASE AGREEMENTS – 1.2%

Citigroup Global Markets, Inc., 0.02%, dated 4/30/2020, due 5/1/2020, repurchase price $263,417, collateralized by various U.S. Treasury Securities, ranging from 0.75% – 4.38%, maturing 8/15/2040 – 2/15/2046; total market value $265,428 (Cost $263,417)	$263,417	263,417
Total Investments – 99.2% (Cost $24,431,680)		20,945,297

Other Assets Less Liabilities – 0.8%		164,864
NET ASSETS – 100.0%		$21,110,161
*	Non-income producing security.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $2,129,395, collateralized in the form of cash with a value of $263,417 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $472,827 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 15, 2020 – August 15, 2049 and $1,548,406 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 11, 2020 – September 20, 2117; a total value of $2,284,650.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2020. The total value of securities purchased was $263,417.

Percentages shown are based on Net Assets.

Abbreviations

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,114,808
Aggregate gross unrealized depreciation	(4,703,742)
Net unrealized depreciation	$(3,588,934)
Federal income tax cost	$24,553,277

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	273

FlexShares®International Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of April 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI EAFE E-Mini Index	4	06/19/2020	USD	$327,660	$10,852
MSCI Emerging Markets E-Mini Index	3	06/19/2020	USD	135,885	8,194
					$19,046

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2020:

Australia	2.2%
Austria	1.1
Belgium	0.7
Brazil	0.7
Canada	3.9
China	12.7
Czech Republic	0.8
Denmark	0.3
Finland	2.2
France	4.5
Germany	2.7
Hong Kong	3.5
Indonesia	0.7
Italy	1.4
Japan	15.9
Netherlands	3.9
Norway	3.0
Poland	0.7
Russia	3.5
Singapore	1.6
South Africa	2.3
South Korea	0.8
Spain	2.2
Sweden	5.2
Switzerland	5.1
Taiwan	4.2
Turkey	1.4
United Kingdom	10.8
Other[1]	2.0
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

274	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

April 30, 2020 (Unaudited)

Investments	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – 99.8%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	$35,412,718	$39,883,436
2.00%, 1/15/2026	24,117,752	27,349,826
2.38%, 1/15/2027	19,696,012	23,360,738

U.S. Treasury Inflation Linked Notes
0.63%, 7/15/2021(a)	37,863,283	37,810,394
0.13%, 1/15/2022	43,458,773	43,071,384
0.13%, 4/15/2022	43,716,426	43,347,930
0.13%, 7/15/2022	42,576,330	42,540,255
0.13%, 1/15/2023	42,395,324	42,388,576
0.63%, 4/15/2023(a)	45,514,824	46,219,555
0.38%, 7/15/2023	42,683,520	43,347,068
0.63%, 1/15/2024(a)	96,855,460	99,470,854
0.50%, 4/15/2024	70,251,897	72,068,098
0.13%, 7/15/2024	105,047,324	106,798,804
0.13%, 10/15/2024(a)	97,244,748	99,504,668
0.25%, 1/15/2025	52,187,910	53,548,085
0.38%, 7/15/2025	41,467,142	43,126,582
0.63%, 1/15/2026	42,631,926	44,993,610
0.13%, 7/15/2026	36,654,009	37,906,587
0.38%, 1/15/2027	38,085,492	40,007,892
0.38%, 7/15/2027	37,011,800	39,260,322
0.13%, 1/15/2030	74,275,403	78,605,240
Total U.S. Treasury Obligations (Cost $1,083,523,849)		1,104,609,904

Total Investments – 99.8% (Cost $1,083,523,849)		1,104,609,904

Other Assets Less Liabilities – 0.2%		2,431,467
NET ASSETS – 100.0%		$1,107,041,371
(a)

The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $86,730,113, collateralized by $40,025,683 in U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.38%, and maturity dates ranging from May 12, 2020 – November 15, 2045 and $49,849,176 in Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from July 9, 2020 – January 22, 2060; a total value of $89,874,859.

Percentages shown are based on Net Assets.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,447,683
Aggregate gross unrealized depreciation	(650,770)
Net unrealized appreciation	$20,796,913
Federal income tax cost	$1,083,812,991

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	275

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

April 30, 2020 (Unaudited)

Investments	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – 99.3%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025(a)	$16,769,750	$18,886,867
2.00%, 1/15/2026	12,021,731	13,632,791
2.38%, 1/15/2027	11,852,240	14,057,520
1.75%, 1/15/2028	9,359,481	10,909,457
3.63%, 4/15/2028	10,051,852	13,229,892
2.50%, 1/15/2029	8,488,098	10,658,586
3.88%, 4/15/2029	11,777,872	16,245,536
3.38%, 4/15/2032	3,045,841	4,428,955
2.13%, 2/15/2040	9,095,756	13,267,768

U.S. Treasury Inflation Linked Notes
0.63%, 1/15/2024(a)	24,718,014	25,385,477
0.50%, 4/15/2024	18,297,596	18,770,638
0.13%, 7/15/2024	24,680,810	25,092,319
0.13%, 10/15/2024(a)	20,956,268	21,443,282
0.25%, 1/15/2025	24,728,234	25,372,727
0.38%, 7/15/2025	24,749,388	25,739,814
0.63%, 1/15/2026	25,529,077	26,943,313
0.13%, 7/15/2026(a)	22,198,527	22,957,118
0.38%, 1/15/2027	28,501,205	29,939,830
0.38%, 7/15/2027	26,971,027	28,609,557
0.50%, 1/15/2028	28,063,212	29,992,304
0.75%, 7/15/2028	22,135,570	24,309,642
0.88%, 1/15/2029	21,780,020	24,255,663
0.25%, 7/15/2029	23,997,674	25,623,918
0.13%, 1/15/2030	41,126,705	43,524,161
Total U.S. Treasury Obligations (cost $490,779,259)		513,277,135

Total Investments – 99.3% (Cost $490,779,259)		513,277,135

Other Assets Less Liabilities – 0.7%		3,489,406
NET ASSETS – 100.0%		$516,766,541
(a)

The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $68,484,229, collateralized by $21,730,470 in U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.38%, and maturity dates ranging from May 12, 2020 – November 15, 2045 and $49,640,250 in Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from May 6, 2020 – September 20, 2117; a total value of $71,370,720.

Percentages shown are based on Net Assets.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,223,553
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$22,223,553
Federal income tax cost	$491,053,582

See Accompanying Notes to the Financial Statements.

276	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

April 30, 2020 (Unaudited)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – 98.8%

FHLMC
2.50%, 4/1/2022	$107,355	$112,383
4.00%, 7/1/2024	136,997	144,939
4.00%, 9/1/2024	91,767	97,024
4.00%, 6/1/2025	60,285	63,795
3.50%, 10/1/2025	92,938	98,261
4.00%, 10/1/2025	47,449	50,229
3.50%, 11/1/2025	101,992	107,830
3.50%, 2/1/2026	60,119	63,607
4.00%, 3/1/2026	109,175	115,620
4.00%, 4/1/2026	79,363	84,220
4.00%, 5/1/2026	187,478	198,803
3.50%, 6/1/2026	93,722	99,164
3.00%, 9/1/2026	188,675	199,521
3.50%, 9/1/2026	169,164	178,859
3.00%, 10/1/2026	66,181	70,365
3.50%, 10/1/2026	78,270	82,817
3.00%, 12/1/2026	107,727	114,542
3.00%, 3/1/2027	129,420	137,473
2.50%, 4/1/2027	157,140	164,683
4.00%, 5/1/2027	56,477	59,773
3.00%, 6/1/2027	204,114	215,929
3.50%, 8/1/2027	66,515	70,409
2.50%, 11/1/2027	33,430	35,248
3.00%, 11/1/2027	77,232	82,105
2.50%, 2/1/2028	36,636	38,734
2.50%, 4/1/2028	21,059	22,056
3.00%, 4/1/2028	305,536	325,445
3.50%, 5/1/2028	179,562	191,621
2.50%, 8/1/2028	55,546	58,182
2.50%, 11/1/2028	15,617	16,372
3.00%, 11/1/2028	89,467	94,653
4.00%, 11/1/2028	243,128	258,092
3.00%, 1/1/2029	146,362	154,852
2.00%, 10/1/2031	63,486	65,623
5.50%, 10/1/2032	89,939	101,160
3.00%, 4/1/2033	240,532	257,321
6.00%, 4/1/2034	50,185	57,976
5.00%, 5/1/2034	86,774	99,107
3.00%, 5/1/2035	43,195	46,085
5.50%, 5/1/2035	112,827	129,202
6.00%, 5/1/2035	108,074	124,523
5.50%, 6/1/2035	46,881	53,558
5.00%, 7/1/2035	246,870	282,220

Investments	Principal Amount	Value
5.50%, 10/1/2035	$29,170	$33,355
3.00%, 11/1/2035	52,363	55,627
5.00%, 11/1/2035	276,060	315,810
6.00%, 12/1/2035	103,302	119,430
6.00%, 3/1/2036	337,880	390,792
5.50%, 12/1/2036	146,052	166,642
6.00%, 1/1/2037	112,485	129,951
5.50%, 2/1/2037	118,497	135,602
6.00%, 4/1/2037	54,752	63,348
6.00%, 5/1/2037	96,303	111,252
5.50%, 7/1/2037	88,526	101,307
5.50%, 9/1/2037	42,320	48,427
5.50%, 11/1/2037	39,461	45,166
5.50%, 1/1/2038	21,947	25,106
5.00%, 2/1/2038	56,083	64,092
5.50%, 4/1/2038	32,438	37,100
5.50%, 6/1/2038	35,819	40,970
5.00%, 7/1/2038	58,747	67,073
5.50%, 7/1/2038	4,656	5,327
5.50%, 8/1/2038	51,130	58,419
5.00%, 10/1/2038	42,586	48,624
5.50%, 12/1/2038	16,598	18,989
5.50%, 1/1/2039	45,456	52,002
5.00%, 2/1/2039	229,646	262,446
5.00%, 5/1/2039	105,704	120,665
5.00%, 8/1/2039	7,227	8,100
5.00%, 9/1/2039	9,561	10,919
5.00%, 1/1/2040	30,138	34,482
5.50%, 1/1/2040	84,084	96,219
5.00%, 3/1/2040	91,231	104,138
5.00%, 4/1/2040	38,673	44,262
6.00%, 4/1/2040	69,894	80,358
5.00%, 5/1/2040	33,205	38,024
6.00%, 5/1/2040	171,137	197,158
5.50%, 6/1/2040	52,691	60,045
5.00%, 7/1/2040	189,012	216,291
6.00%, 7/1/2040	271,035	313,112
4.50%, 12/1/2040	76,648	85,381
4.00%, 1/1/2041	24,836	27,271
5.50%, 4/1/2041	22,823	25,712
5.50%, 6/1/2041	386,843	442,639
3.50%, 11/1/2041	179,121	193,248
5.00%, 2/1/2042	68,376	78,164
4.00%, 5/1/2044	221,239	250,726
5.00%, 8/1/2044	69,082	78,871

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	277

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
4.50%, 9/1/2044	$60,203	$66,682
4.00%, 2/1/2045	155,683	174,799
4.50%, 5/1/2046	78,067	85,358
3.50%, 8/1/2046	34,612	37,127
3.50%, 1/1/2047	38,295	40,846
4.50%, 3/1/2047	92,613	101,442

FHLMC UMBS
4.00%, 5/1/2027	100,623	106,423
2.50%, 11/1/2027	131,159	138,155
2.50%, 6/1/2028	398,430	419,664
2.50%, 1/1/2029	125,459	132,609
2.00%, 11/1/2031	112,360	116,117
2.00%, 2/1/2032	119,002	122,981
4.50%, 10/1/2039	18,587	20,655
4.50%, 12/1/2039	157,240	175,496
4.00%, 2/1/2040	12,828	14,031
4.50%, 4/1/2040	69,447	77,352
3.50%, 12/1/2040	132,523	143,056
4.50%, 3/1/2041	128,719	142,984
4.00%, 4/1/2041	35,352	39,610
4.50%, 5/1/2041	24,602	27,523
4.50%, 8/1/2041	34,704	38,558
4.00%, 1/1/2042	108,641	121,795
3.00%, 3/1/2042	237,923	253,650
3.50%, 1/1/2043	65,837	72,988
3.00%, 3/1/2043	31,225	33,406
3.00%, 4/1/2043	439,746	470,828
2.50%, 6/1/2043	764,292	801,766
3.00%, 6/1/2043	180,939	194,317
4.50%, 3/1/2044	130,462	144,842
4.00%, 6/1/2044	12,976	14,198
4.50%, 7/1/2044	55,660	61,869
4.00%, 8/1/2044	38,576	42,158
4.50%, 12/1/2044	31,094	34,323
4.00%, 2/1/2045	31,137	34,948
3.00%, 7/1/2045	29,673	31,589
4.50%, 9/1/2045	45,759	49,851
4.00%, 10/1/2045	135,410	147,225
4.00%, 12/1/2045	42,893	47,529
4.50%, 12/1/2045	51,427	57,141
4.00%, 1/1/2046	80,646	88,709
4.00%, 4/1/2046	67,272	72,989
4.50%, 4/1/2046	65,875	73,163
3.50%, 5/1/2046	43,385	46,482
4.00%, 5/1/2046	29,092	31,547

Investments	Principal Amount	Value
3.50%, 11/1/2046	$43,810	$48,130
2.50%, 12/1/2046	275,998	289,539
3.50%, 2/1/2047	572,330	610,420
3.00%, 9/1/2047	232,684	247,288
2.50%, 10/1/2049	252,188	263,089
2.50%, 11/1/2049	172,078	179,515

FNMA UMBS
4.50%, 11/1/2020	235	248
4.00%, 5/1/2024	76,121	80,541
4.00%, 4/1/2025	169,981	179,898
4.00%, 9/1/2025	68,410	72,425
3.00%, 11/1/2025	127,773	135,067
3.00%, 12/1/2025	105,446	111,469
3.50%, 12/1/2025	96,440	102,008
3.00%, 1/1/2026	134,375	142,649
3.50%, 2/1/2026	176,985	187,255
4.00%, 3/1/2026	238,585	252,901
4.00%, 4/1/2026	60,561	64,121
4.00%, 5/1/2026	125,188	132,834
3.00%, 8/1/2026	184,643	195,073
2.50%, 11/1/2026	43,683	45,736
3.00%, 11/1/2026	276,480	293,506
3.00%, 12/1/2026	31,521	33,335
2.50%, 1/1/2027	138,123	145,768
3.00%, 1/1/2027	123,188	130,559
3.50%, 1/1/2027	420,814	444,773
4.00%, 5/1/2027	71,984	76,204
2.50%, 6/1/2027	16,343	17,195
3.50%, 6/1/2027	25,151	26,604
2.50%, 10/1/2027	172,665	180,963
2.50%, 12/1/2027	87,985	92,729
2.50%, 1/1/2028	96,867	102,037
3.50%, 1/1/2028	591,779	628,548
3.00%, 3/1/2028	31,729	33,688
3.00%, 6/1/2028	154,452	163,656
2.50%, 7/1/2028	101,421	107,184
3.00%, 7/1/2028	31,170	33,127
2.50%, 8/1/2028	23,534	24,876
2.50%, 9/1/2028	72,606	76,426
3.00%, 11/1/2028	30,376	32,284
4.00%, 7/1/2029	117,834	124,921
3.50%, 10/1/2030	101,298	107,134
3.50%, 11/1/2030	24,915	26,349
2.00%, 9/1/2031	60,861	62,899
2.00%, 11/1/2031	132,495	136,935
2.00%, 2/1/2032	104,737	108,246
3.00%, 4/1/2032	123,136	129,995

See Accompanying Notes to the Financial Statements.

278	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
6.00%, 12/1/2032	$20,064	$23,097
3.00%, 5/1/2033	224,006	238,947
3.00%, 7/1/2033	27,783	29,718
3.00%, 10/1/2033	44,866	47,992
6.00%, 3/1/2034	402,879	464,842
6.00%, 8/1/2034	70,914	81,722
6.50%, 9/1/2034	172,305	202,427
5.00%, 12/1/2034	36,426	41,646
5.00%, 1/1/2035	46,541	53,200
5.00%, 3/1/2035	220,547	252,109
5.00%, 6/1/2035	123,198	140,842
5.00%, 7/1/2035	175,330	200,423
5.00%, 8/1/2035	44,457	50,858
5.00%, 11/1/2035	57,282	65,468
6.00%, 11/1/2035	33,925	39,215
5.00%, 12/1/2035	96,802	110,691
5.00%, 2/1/2036	152,841	174,772
5.00%, 4/1/2036	32,504	37,163
5.50%, 12/1/2036	98,362	112,250
6.50%, 12/1/2036	88,760	100,178
5.50%, 1/1/2037	28,230	32,266
5.50%, 2/1/2037	8,423	9,393
5.50%, 4/1/2037	96,687	110,625
5.50%, 8/1/2037	32,595	37,309
6.00%, 8/1/2037	13,517	15,615
6.00%, 9/1/2037	41,393	47,777
5.00%, 2/1/2038	62,873	71,830
5.00%, 3/1/2038	94,881	107,749
5.50%, 3/1/2038	21,796	24,687
5.00%, 5/1/2038	80,982	92,613
5.50%, 6/1/2038	62,948	71,989
5.50%, 9/1/2038	28,334	32,316
6.00%, 9/1/2038	50,527	58,358
5.50%, 11/1/2038	106,318	121,331
5.00%, 1/1/2039	10,208	11,632
5.50%, 3/1/2039	97,775	111,860
4.50%, 4/1/2039	90,177	100,143
5.50%, 8/1/2039	84,734	96,976
4.50%, 9/1/2039	143,835	162,259
4.50%, 10/1/2039	170,538	192,383
5.50%, 11/1/2039	65,069	74,413
4.50%, 1/1/2040	30,249	34,265
5.50%, 1/1/2040	24,115	27,054
4.50%, 3/1/2040	23,489	26,494
4.50%, 4/1/2040	16,650	18,510

Investments	Principal Amount	Value
5.50%, 4/1/2040	$125,037	$144,558
6.00%, 6/1/2040	202,452	233,509
4.50%, 8/1/2040	65,810	74,345
4.00%, 9/1/2040	37,701	41,314
4.00%, 11/1/2040	31,986	35,046
3.50%, 1/1/2041	90,452	98,257
3.50%, 2/1/2041	62,303	67,311
4.00%, 2/1/2041	44,194	48,415
4.50%, 4/1/2041	30,604	34,030
5.50%, 4/1/2041	9,427	10,380
4.50%, 5/1/2041	43,005	47,834
4.50%, 6/1/2041	28,369	31,590
6.00%, 7/1/2041	609,069	703,664
4.50%, 8/1/2041	35,252	39,095
5.00%, 8/1/2041	79,398	90,694
5.50%, 8/1/2041	70,785	79,481
4.00%, 9/1/2041	55,201	60,666
5.50%, 9/1/2041	138,861	158,847
3.50%, 10/1/2041	221,808	244,255
4.00%, 12/1/2041	43,055	47,362
4.00%, 1/1/2042	69,473	76,101
4.50%, 1/1/2042	40,025	44,495
6.00%, 1/1/2042	126,252	147,089
3.00%, 4/1/2042	120,840	129,134
3.50%, 5/1/2042	66,640	72,000
3.50%, 6/1/2042	61,719	66,869
4.00%, 7/1/2042	178,863	202,192
3.00%, 10/1/2042	275,326	295,962
2.50%, 1/1/2043	20,518	21,524
3.00%, 1/1/2043	327,563	350,417
3.50%, 1/1/2043	83,943	90,693
4.00%, 1/1/2043	150,783	166,927
2.50%, 2/1/2043	112,447	117,960
3.00%, 2/1/2043	337,976	363,029
3.00%, 3/1/2043	228,773	244,706
3.50%, 3/1/2043	156,619	172,421
3.50%, 4/1/2043	295,349	325,240
2.50%, 5/1/2043	24,511	25,713
3.00%, 5/1/2043	11,405	12,233
3.50%, 5/1/2043	23,786	25,923
2.50%, 6/1/2043	10,744	11,254
3.00%, 6/1/2043	47,287	50,589
3.00%, 7/1/2043	157,225	168,175
3.50%, 7/1/2043	43,681	47,203
3.50%, 8/1/2043	130,024	140,888
4.00%, 8/1/2043	81,305	89,324
4.00%, 9/1/2043	205,131	227,401

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	279

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
4.50%, 9/1/2043	$52,618	$59,002
4.00%, 10/1/2043	55,601	61,169
4.00%, 11/1/2043	539,830	604,698
4.50%, 11/1/2043	116,914	130,735
5.00%, 11/1/2043	33,212	37,945
4.50%, 12/1/2043	85,995	95,664
4.00%, 1/1/2044	102,144	112,734
5.00%, 1/1/2044	206,626	235,232
3.50%, 2/1/2044	40,005	44,028
5.00%, 3/1/2044	39,073	44,558
4.50%, 4/1/2044	94,554	106,903
5.00%, 5/1/2044	28,410	31,524
5.50%, 5/1/2044	1,221,164	1,396,957
5.00%, 6/1/2044	29,230	32,485
3.50%, 7/1/2044	122,148	135,529
3.00%, 10/1/2044	288,604	308,583
4.00%, 10/1/2044	32,655	36,336
4.50%, 10/1/2044	25,479	28,098
3.00%, 12/1/2044	63,076	67,812
4.50%, 12/1/2044	26,152	29,229
3.00%, 2/1/2045	47,399	50,447
4.00%, 2/1/2045	65,556	71,381
4.50%, 2/1/2045	285,803	317,688
3.00%, 4/1/2045	46,256	49,218
4.00%, 4/1/2045	46,165	51,176
3.00%, 7/1/2045	302,595	321,910
4.00%, 11/1/2045	114,568	127,008
4.50%, 11/1/2045	65,375	73,877
4.00%, 12/1/2045	295,624	331,390
3.50%, 2/1/2046	74,721	81,404
4.00%, 3/1/2046	48,176	52,407
4.50%, 3/1/2046	298,915	333,043
4.00%, 4/1/2046	25,371	27,908
3.50%, 5/1/2046	44,841	48,111
4.00%, 5/1/2046	46,163	50,032
2.50%, 6/1/2046	144,654	151,746
3.50%, 6/1/2046	380,087	415,159
4.50%, 7/1/2046	57,165	62,205
3.50%, 8/1/2046	143,923	158,422
4.50%, 8/1/2046	39,573	44,022
2.50%, 9/1/2046	339,210	355,852
2.50%, 10/1/2046	24,373	25,569
4.00%, 12/1/2046	82,388	89,498
4.50%, 1/1/2047	90,141	98,410
4.00%, 2/1/2047	189,234	205,518
4.50%, 2/1/2047	82,564	91,697

Investments	Principal Amount	Value
2.50%, 3/1/2047	$276,495	$290,060
4.50%, 3/1/2047	332,505	378,540
4.50%, 5/1/2047	194,934	213,209
4.50%, 7/1/2047	150,300	166,640
4.00%, 7/1/2048	291,294	322,585
5.50%, 1/1/2049	121,378	133,526
6.00%, 2/1/2049	171,149	197,750
2.50%, 7/1/2049	365,559	381,340

FNMA/FHLMC UMBS, 30 Year, Single Family
TBA 2.50%, 5/25/2050	1,400,000	1,458,352
TBA 3.00%, 5/25/2050	875,000	923,774
TBA 3.50%, 5/25/2050	300,000	317,019

GNMA
3.00%, 2/20/2027	204,119	215,455
2.50%, 4/20/2027	93,120	96,691
3.00%, 5/20/2027	174,872	184,401
2.50%, 11/20/2027	103,927	108,732
2.50%, 1/20/2028	52,425	54,853
3.00%, 1/20/2028	112,936	118,389
3.00%, 3/20/2028	104,460	110,278
3.00%, 7/20/2028	168,759	178,172
2.50%, 8/20/2028	164,042	172,071
2.50%, 12/20/2028	24,004	25,178
2.50%, 3/20/2031	67,454	70,592
2.50%, 10/20/2031	80,101	83,833
6.00%, 3/15/2033	86,379	98,822
5.50%, 6/15/2033	69,567	78,584
5.50%, 8/20/2033	56,155	63,655
6.00%, 10/20/2033	100,250	114,778
5.50%, 11/20/2033	52,252	59,254
6.00%, 12/15/2033	166,655	193,539
5.50%, 3/20/2034	61,715	69,986
5.00%, 5/15/2034	32,450	36,399
5.50%, 7/20/2034	40,635	46,077
5.50%, 9/20/2034	17,581	19,946
6.00%, 2/15/2035	37,316	42,685
5.50%, 3/15/2035	140,683	158,939
5.50%, 3/20/2036	127,257	143,557
5.50%, 5/15/2036	175,414	198,257
5.50%, 9/20/2038	81,443	91,734
5.00%, 10/15/2038	25,223	28,403
6.00%, 12/20/2038	178,335	204,203
5.50%, 2/15/2039	69,219	78,097
5.50%, 2/20/2039	99,463	112,056
4.50%, 5/15/2039	104,330	115,982
5.50%, 5/15/2039	48,456	54,702
4.50%, 6/15/2039	12,259	13,552

See Accompanying Notes to the Financial Statements.

280	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
5.00%, 9/15/2039	$80,330	$90,439
5.50%, 9/15/2039	20,515	23,191
4.00%, 9/20/2039	34,919	38,698
5.00%, 10/15/2039	241,416	276,069
4.50%, 12/15/2039	164,566	181,806
5.50%, 12/15/2039	57,142	64,563
5.00%, 1/20/2040	160,007	179,640
5.50%, 3/15/2040	38,187	43,140
4.50%, 4/15/2040	73,339	81,078
5.00%, 4/15/2040	93,565	106,957
4.50%, 6/15/2040	31,812	34,882
5.00%, 6/15/2040	41,715	46,906
4.50%, 7/15/2040	90,755	100,163
4.00%, 8/15/2040	17,479	18,937
5.50%, 8/15/2040	17,371	19,639
4.00%, 10/15/2040	10,938	11,842
3.50%, 11/15/2040	36,695	39,446
5.50%, 1/20/2041	33,805	38,184
5.50%, 2/15/2041	35,714	40,374
4.00%, 3/15/2041	4,862	5,271
3.50%, 3/20/2041	92,907	100,713
4.50%, 6/15/2041	140,465	155,691
3.50%, 7/20/2041	41,188	44,971
4.00%, 8/15/2041	89,045	96,555
5.00%, 8/15/2041	229,724	258,021
3.50%, 9/15/2041	96,612	103,850
3.50%, 11/20/2041	101,968	111,794
3.50%, 1/15/2042	23,122	24,849
3.00%, 2/20/2042	173,098	185,466
5.50%, 2/20/2042	27,526	31,001
4.50%, 3/15/2042	121,442	133,901
3.50%, 3/20/2042	36,735	40,275
5.00%, 3/20/2042	59,946	67,291
3.50%, 4/20/2042	124,681	136,696
3.00%, 5/15/2042	71,534	76,515
3.00%, 5/20/2042	174,655	187,135
3.50%, 5/20/2042	26,381	28,923
3.50%, 6/15/2042	67,368	72,366
3.00%, 6/20/2042	47,550	50,944
5.00%, 7/20/2042	7,686	8,624
3.50%, 8/20/2042	41,263	45,240
3.00%, 9/15/2042	33,260	35,584
3.00%, 9/20/2042	60,526	64,858
3.00%, 10/20/2042	59,124	63,353
3.50%, 10/20/2042	83,028	89,114
3.00%, 11/20/2042	203,068	217,586

Investments	Principal Amount	Value
3.00%, 12/20/2042	$132,337	$141,963
3.50%, 12/20/2042	14,936	16,075
3.50%, 1/15/2043	78,195	84,593
3.00%, 2/20/2043	127,158	137,708
2.50%, 3/20/2043	82,597	87,879
3.00%, 3/20/2043	91,507	98,290
3.50%, 3/20/2043	31,633	34,257
3.00%, 4/15/2043	71,652	77,082
3.50%, 4/15/2043	75,274	80,367
3.00%, 4/20/2043	281,711	301,887
3.50%, 4/20/2043	97,717	105,892
3.00%, 5/15/2043	89,211	96,523
2.50%, 5/20/2043	121,504	129,266
3.50%, 6/15/2043	63,062	68,202
3.00%, 8/20/2043	39,634	42,461
3.50%, 8/20/2043	51,899	56,652
3.00%, 9/20/2043	113,691	121,805
3.00%, 10/20/2043	106,438	114,040
3.50%, 10/20/2043	62,670	68,306
5.00%, 12/20/2043	42,658	47,787
5.00%, 1/20/2044	5,663	6,332
3.50%, 3/20/2044	137,204	148,280
5.50%, 3/20/2044	132,578	149,645
3.00%, 4/20/2044	28,075	30,087
4.00%, 7/15/2044	39,570	43,214
3.50%, 8/20/2044	86,787	93,523
4.00%, 9/15/2044	11,003	11,715
3.50%, 9/20/2044	68,942	74,295
3.50%, 10/15/2044	64,239	68,976
3.50%, 10/20/2044	14,477	15,654
2.50%, 11/20/2044	95,222	101,309
4.00%, 12/15/2044	33,095	35,783
3.00%, 12/20/2044	45,699	48,943
3.50%, 12/20/2044	44,238	47,667
3.50%, 1/15/2045	86,360	92,434
3.00%, 1/20/2045	91,237	97,711
3.50%, 2/20/2045	58,879	63,435
3.00%, 3/20/2045	70,120	75,082
3.50%, 4/20/2045	26,024	28,182
3.50%, 5/15/2045	66,246	70,938
3.50%, 5/20/2045	130,353	140,403
5.00%, 6/20/2045	335,534	373,667
3.00%, 7/15/2045	185,884	198,112
4.00%, 8/15/2045	40,007	44,270
3.00%, 8/20/2045	255,084	272,896
3.00%, 12/20/2045	109,825	117,415
3.50%, 12/20/2045	118,390	127,590

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	281

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
3.00%, 2/20/2046	$158,061	$168,998
3.50%, 2/20/2046	219,086	237,728
4.00%, 3/15/2046	63,472	68,873
4.00%, 3/20/2046	169,840	183,892
3.50%, 4/20/2046	103,279	111,421
4.00%, 5/20/2046	75,036	81,174
5.00%, 5/20/2046	298,270	333,601
4.00%, 6/15/2046	322,066	352,641
4.00%, 7/15/2046	94,244	102,793
3.00%, 9/20/2046	61,157	65,430
3.50%, 10/20/2046	160,444	173,209
3.00%, 12/20/2046	31,711	33,926
4.00%, 3/15/2047	181,849	196,326
4.50%, 4/15/2047	57,801	64,547
5.00%, 2/20/2048	45,415	49,822
5.00%, 4/20/2048	104,570	114,923
5.50%, 11/20/2048	102,370	110,947
3.50%, 9/20/2049	168,544	179,017
Total Mortgage-Backed Securities (Cost $56,415,594)		58,388,841

Total Investments – 98.8% (Cost $56,415,594)		58,388,841

Other Assets Less Liabilities – 1.2%		690,029
NET ASSETS – 100.0%		$59,078,870

Percentages shown are based on Net Assets.

Abbreviations

FHLMC – Federal Home Loan Mortgage Corp.

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

TBA – To Be Announced; Security is subject to delayed delivery.

UMBS – Uniform Mortgage-Backed Securities

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,977,390
Aggregate gross unrealized depreciation	(4,717)
Net unrealized appreciation	$1,972,673
Federal income tax cost	$56,416,168

See Accompanying Notes to the Financial Statements.

282	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

April 30, 2020 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 99.0%

Aerospace & Defense – 1.7%

Embraer Netherlands Finance BV
5.05%, 6/15/2025	$300,000	$253,500

General Dynamics Corp.
3.00%, 5/11/2021	300,000	306,191
3.75%, 5/15/2028	100,000	113,731

L3Harris Technologies, Inc.
3.85%, 12/15/2026(a)	250,000	273,579

Lockheed Martin Corp.
3.55%, 1/15/2026	420,000	472,545

Northrop Grumman Corp.
2.93%, 1/15/2025	400,000	425,711

Raytheon Technologies Corp.
4.13%, 11/16/2028	100,000	116,271

Rockwell Collins, Inc.
3.50%, 3/15/2027	200,000	214,159
		2,175,687

Air Freight & Logistics – 0.2%

United Parcel Service, Inc.
2.45%, 10/1/2022	80,000	83,168
3.40%, 3/15/2029	200,000	222,307
		305,475

Airlines – 0.1%

Southwest Airlines Co.
3.00%, 11/15/2026	100,000	91,680

Auto Components – 0.3%

Lear Corp.
3.80%, 9/15/2027	200,000	186,061

Magna International, Inc.
3.63%, 6/15/2024	200,000	208,920
		394,981

Automobiles – 0.4%

General Motors Co.
4.88%, 10/2/2023	500,000	493,531

Banks – 24.6%

Australia & New Zealand Banking Group Ltd.
2.63%, 11/9/2022	250,000	258,822

Investments	Principal Amount	Value

Banks – (continued)

Banco Santander SA
3.13%, 2/23/2023	$400,000	$406,103
3.31%, 6/27/2029	200,000	209,010

Bank of America Corp.
3.00%, 12/20/2023(b)	500,000	517,314
4.00%, 1/22/2025	255,000	275,919
3.50%, 4/19/2026	200,000	217,864
3.82%, 1/20/2028(b)	500,000	547,748
3.71%, 4/24/2028(b)	5,000	5,465
4.27%, 7/23/2029(b)	550,000	626,393
3.97%, 2/7/2030(b)	300,000	337,825

Bank of Montreal
4.34%, 10/5/2028(b)	300,000	315,097

Bank of Nova Scotia (The)
3.40%, 2/11/2024	250,000	266,401
4.50%, 12/16/2025	100,000	109,182

Barclays plc
4.61%, 2/15/2023(b)	250,000	259,937
3.65%, 3/16/2025	200,000	208,772
4.84%, 5/9/2028	100,000	105,405
5.09%, 6/20/2030(b)	250,000	271,628

BBVA USA
2.88%, 6/29/2022	300,000	301,833

Canadian Imperial Bank of Commerce
2.25%, 1/28/2025	300,000	303,221

Capital One Bank USA NA
3.38%, 2/15/2023	750,000	762,556

Citigroup, Inc.
2.90%, 12/8/2021	750,000	765,497
4.50%, 1/14/2022	150,000	157,405
4.05%, 7/30/2022	100,000	105,041
3.35%, 4/24/2025(b)	500,000	526,150
3.30%, 4/27/2025	200,000	212,021
4.40%, 6/10/2025	325,000	353,496
3.40%, 5/1/2026	200,000	212,833
3.20%, 10/21/2026	250,000	263,795
4.45%, 9/29/2027	200,000	219,436
3.67%, 7/24/2028(b)	155,000	165,570

Citizens Bank NA
3.70%, 3/29/2023	300,000	314,642

Citizens Financial Group, Inc.
4.30%, 12/3/2025	60,000	64,533

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	283

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)

Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/2022	$250,000	$260,062
3.75%, 3/26/2025	650,000	689,869

Discover Bank
3.35%, 2/6/2023	300,000	304,651
4.20%, 8/8/2023	400,000	417,697

Fifth Third Bank NA
3.85%, 3/15/2026	400,000	430,722

HSBC Holdings plc
4.00%, 3/30/2022	510,000	533,061
4.25%, 8/18/2025	300,000	320,249
3.90%, 5/25/2026	200,000	217,835
4.29%, 9/12/2026(b)	250,000	274,394
4.04%, 3/13/2028(b)	500,000	540,927
3.97%, 5/22/2030(b)	300,000	329,124

Huntington Bancshares, Inc.
4.00%, 5/15/2025	200,000	217,841

ING Groep NV
3.55%, 4/9/2024	200,000	210,572
4.55%, 10/2/2028	350,000	399,315

JPMorgan Chase & Co.
3.38%, 5/1/2023	520,000	545,135
3.56%, 4/23/2024(b)	300,000	317,333
3.90%, 7/15/2025	250,000	275,575
2.95%, 10/1/2026	450,000	472,716
4.13%, 12/15/2026	125,000	138,369
3.78%, 2/1/2028(b)	425,000	465,302
4.20%, 7/23/2029(b)	350,000	396,509

KeyCorp
4.10%, 4/30/2028	200,000	218,507

Lloyds Banking Group plc
4.05%, 8/16/2023	300,000	317,668
2.91%, 11/7/2023(b)	300,000	305,330
4.38%, 3/22/2028	200,000	223,092
3.57%, 11/7/2028(b)	200,000	210,384

Mitsubishi UFJ Financial Group, Inc.
2.67%, 7/25/2022	850,000	867,565
3.85%, 3/1/2026	200,000	220,472
3.68%, 2/22/2027	350,000	379,638
3.29%, 7/25/2027	750,000	799,294
3.74%, 3/7/2029	200,000	221,243

Investments	Principal Amount	Value

Banks – (continued)

Mizuho Financial Group, Inc.
2.95%, 2/28/2022	$400,000	$409,145
3.55%, 3/5/2023	250,000	261,706
4.02%, 3/5/2028	500,000	555,965

National Australia Bank Ltd.
2.80%, 1/10/2022	250,000	257,797
3.63%, 6/20/2023	250,000	267,446

PNC Bank NA
3.50%, 6/8/2023	250,000	266,727

PNC Financial Services Group, Inc. (The)
3.30%, 3/8/2022	380,000	395,423
3.90%, 4/29/2024	50,000	54,457
3.15%, 5/19/2027	80,000	87,281

Royal Bank of Canada
2.75%, 2/1/2022	100,000	102,975
4.65%, 1/27/2026	250,000	284,130

Santander Holdings USA, Inc.
4.50%, 7/17/2025	200,000	206,230

Santander UK Group Holdings plc
3.82%, 11/3/2028(b)	200,000	211,953

Sumitomo Mitsui Financial Group, Inc.
2.78%, 7/12/2022	400,000	409,373
3.10%, 1/17/2023	450,000	466,899
2.70%, 7/16/2024	500,000	515,173
3.78%, 3/9/2026	250,000	274,843
2.63%, 7/14/2026	600,000	620,894
3.36%, 7/12/2027	350,000	372,343

Toronto-Dominion Bank (The)
3.25%, 3/11/2024	250,000	265,892

Truist Bank
3.30%, 5/15/2026	200,000	213,228

Truist Financial Corp.
2.85%, 10/26/2024	150,000	158,326

US Bancorp
3.95%, 11/17/2025	200,000	224,688
3.00%, 7/30/2029	200,000	210,293

Wells Fargo & Co.
3.50%, 3/8/2022	400,000	414,837
2.63%, 7/22/2022	300,000	307,543
3.07%, 1/24/2023	250,000	256,330
4.48%, 1/16/2024	225,000	242,786

See Accompanying Notes to the Financial Statements.

284	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)
3.55%, 9/29/2025	$450,000	$486,737
3.58%, 5/22/2028(b)	250,000	269,066

Westpac Banking Corp.
2.75%, 1/11/2023	400,000	416,775
3.40%, 1/25/2028	400,000	438,237
		31,112,863

Beverages – 0.6%

Anheuser-Busch InBev Finance, Inc.
3.30%, 2/1/2023	180,000	190,201

Diageo Capital plc
2.38%, 10/24/2029	200,000	206,747

PepsiCo, Inc.
2.38%, 10/6/2026	300,000	321,472
		718,420

Biotechnology – 2.2%

AbbVie, Inc.
2.90%, 11/6/2022	250,000	260,233
3.20%, 11/6/2022	240,000	251,297
2.60%, 11/21/2024(a)	1,000,000	1,042,263
3.20%, 5/14/2026	100,000	107,098
4.25%, 11/14/2028	400,000	461,492

Amgen, Inc.
3.63%, 5/22/2024	100,000	108,986
2.45%, 2/21/2030	200,000	207,262

Biogen, Inc.
4.05%, 9/15/2025	300,000	333,807
		2,772,438

Building Products – 0.6%

Carrier Global Corp.
2.24%, 2/15/2025(a)	400,000	398,229

Johnson Controls International plc
3.62%, 7/2/2024(c)	200,000	210,177

Masco Corp.
4.45%, 4/1/2025	200,000	211,041
		819,447

Capital Markets – 6.2%

Bank of New York Mellon Corp. (The)
Series 0012, 3.65%, 2/4/2024	300,000	328,348

Investments	Principal Amount	Value

Capital Markets – (continued)

BlackRock, Inc.
3.20%, 3/15/2027	$200,000	$224,633

Brookfield Finance, Inc.
4.85%, 3/29/2029	200,000	220,025

Charles Schwab Corp. (The)
3.20%, 1/25/2028	100,000	106,543
4.00%, 2/1/2029	400,000	451,511

Deutsche Bank AG
4.25%, 10/14/2021	500,000	503,580
3.70%, 5/30/2024	295,000	288,236

E*TRADE Financial Corp.
2.95%, 8/24/2022	200,000	204,394

Goldman Sachs Group, Inc. (The)
3.00%, 4/26/2022	400,000	405,357
3.63%, 1/22/2023	500,000	524,984
3.50%, 1/23/2025	465,000	492,499
3.27%, 9/29/2025(b)	500,000	523,380
3.69%, 6/5/2028(b)	250,000	267,234

Morgan Stanley
2.63%, 11/17/2021	400,000	406,638
3.75%, 2/25/2023	350,000	370,766
3.88%, 1/27/2026	200,000	220,322
4.35%, 9/8/2026	650,000	717,518
4.43%, 1/23/2030(b)	625,000	724,213

S&P Global, Inc.
4.40%, 2/15/2026	200,000	231,035

State Street Corp.
3.10%, 5/15/2023	200,000	209,457
3.55%, 8/18/2025	100,000	109,983

TD Ameritrade Holding Corp.
3.75%, 4/1/2024	300,000	322,131
		7,852,787

Chemicals – 1.0%

Celanese US Holdings LLC
3.50%, 5/8/2024	200,000	200,484

Ecolab, Inc.
2.70%, 11/1/2026	200,000	213,532

LYB International Finance II BV
3.50%, 3/2/2027	200,000	205,877

Praxair, Inc.
3.20%, 1/30/2026	200,000	218,253

RPM International, Inc.
3.75%, 3/15/2027	100,000	102,864

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	285

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Chemicals – (continued)

Sherwin-Williams Co. (The)
2.75%, 6/1/2022	$56,000	$56,602
3.45%, 6/1/2027	200,000	215,361
2.95%, 8/15/2029	100,000	104,226
		1,317,199

Commercial Services & Supplies – 0.4%

Cintas Corp. No. 2
3.25%, 6/1/2022	250,000	257,118

Republic Services, Inc.
3.95%, 5/15/2028	100,000	114,262

Waste Management, Inc.
3.45%, 6/15/2029	150,000	170,754
		542,134

Communications Equipment – 0.5%

Cisco Systems, Inc.
2.95%, 2/28/2026	100,000	110,269

Motorola Solutions, Inc.
3.75%, 5/15/2022	57,000	59,028
3.50%, 3/1/2023	300,000	308,587
4.60%, 2/23/2028	100,000	111,123
		589,007

Construction Materials – 0.2%

Vulcan Materials Co.
4.50%, 4/1/2025	200,000	212,274

Consumer Finance – 4.9%

AerCap Ireland Capital DAC
3.95%, 2/1/2022	200,000	187,357
3.50%, 5/26/2022	200,000	186,183
3.88%, 1/23/2028	200,000	168,572

Ally Financial, Inc.
3.88%, 5/21/2024	500,000	493,850

American Express Co.
2.50%, 8/1/2022	200,000	204,482
3.00%, 10/30/2024	450,000	473,901

American Honda Finance Corp.
3.63%, 10/10/2023	250,000	262,804
2.30%, 9/9/2026	200,000	197,001

Capital One Financial Corp.
3.50%, 6/15/2023	700,000	723,280

Investments	Principal Amount	Value

Consumer Finance – (continued)
3.20%, 2/5/2025	$750,000	$766,163
3.75%, 7/28/2026	300,000	297,546

Discover Financial Services
4.10%, 2/9/2027	400,000	401,247

General Motors Financial Co., Inc.
4.35%, 1/17/2027	400,000	365,728

Synchrony Financial
4.25%, 8/15/2024	350,000	341,286
5.15%, 3/19/2029	200,000	198,406

Toyota Motor Credit Corp.
2.60%, 1/11/2022	250,000	255,680
2.90%, 4/17/2024	300,000	316,141
3.20%, 1/11/2027	300,000	321,395
		6,161,022

Diversified Financial Services – 1.2%

Berkshire Hathaway, Inc.
3.13%, 3/15/2026	130,000	143,108

Shell International Finance BV
3.25%, 5/11/2025	200,000	214,393
2.88%, 5/10/2026	675,000	716,577

Synchrony Bank
3.00%, 6/15/2022	250,000	245,611

Voya Financial, Inc.
5.65%, 5/15/2053(b)	200,000	196,349
		1,516,038

Diversified Telecommunication Services – 0.9%

AT&T, Inc.
3.40%, 5/15/2025	350,000	371,234

Verizon Communications, Inc.
2.63%, 8/15/2026	80,000	85,034
4.13%, 3/16/2027	600,000	697,711
		1,153,979

Electric Utilities – 2.8%

Avangrid, Inc.
3.20%, 4/15/2025	250,000	264,317

Duke Energy Corp.
3.75%, 4/15/2024	250,000	272,401

Edison International
5.75%, 6/15/2027	200,000	227,645

Eversource Energy
Series K, 2.75%, 3/15/2022	150,000	154,121
Series M, 3.30%, 1/15/2028	100,000	108,923

See Accompanying Notes to the Financial Statements.

286	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Electric Utilities – (continued)

FirstEnergy Corp.
Series B, 3.90%, 7/15/2027	$200,000	$220,563

Fortis, Inc.
3.06%, 10/4/2026	200,000	203,519

ITC Holdings Corp.
2.70%, 11/15/2022	200,000	205,047

MidAmerican Energy Co.
3.65%, 4/15/2029	100,000	116,474

NextEra Energy Capital Holdings, Inc.
2.40%, 9/1/2021	200,000	203,447
2.80%, 1/15/2023	250,000	259,984
3.55%, 5/1/2027	250,000	275,608
3.50%, 4/1/2029	300,000	335,476

Southern Co. (The)
3.25%, 7/1/2026	175,000	187,059

Southwestern Electric Power Co.
Series M, 4.10%, 9/15/2028	200,000	224,269

Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026	50,000	54,660
Series A, 3.50%, 3/15/2027	100,000	111,748

Xcel Energy, Inc.
4.00%, 6/15/2028	100,000	113,155
		3,538,416

Electrical Equipment – 0.4%

ABB Finance USA, Inc.
3.38%, 4/3/2023	250,000	261,203

Eaton Corp.
2.75%, 11/2/2022	250,000	258,914
		520,117

Electronic Equipment, Instruments & Components – 0.5%

Allegion US Holding Co., Inc.
3.20%, 10/1/2024	200,000	201,015

Keysight Technologies, Inc.
4.60%, 4/6/2027	200,000	224,214

Tyco Electronics Group SA
3.70%, 2/15/2026	200,000	214,677
		639,906

Energy Equipment & Services – 0.2%

Helmerich & Payne, Inc.
4.65%, 3/15/2025	200,000	203,516

Investments	Principal Amount	Value

Entertainment – 0.5%

Activision Blizzard, Inc.
3.40%, 9/15/2026	$300,000	$335,022

Walt Disney Co. (The)
1.75%, 8/30/2024	300,000	304,620
		639,642

Equity Real Estate Investment Trusts (REITs) – 5.4%

Alexandria Real Estate Equities, Inc.
3.45%, 4/30/2025	200,000	213,616

American Tower Corp.
3.50%, 1/31/2023	250,000	264,477

AvalonBay Communities, Inc.
3.45%, 6/1/2025	200,000	213,698

Boston Properties LP
3.65%, 2/1/2026	255,000	267,421
4.50%, 12/1/2028	100,000	112,925

Brandywine Operating Partnership LP
4.10%, 10/1/2024	250,000	255,417

Brixmor Operating Partnership LP
4.13%, 5/15/2029	300,000	302,190

CubeSmart LP
4.00%, 11/15/2025	250,000	261,027

Digital Realty Trust LP
3.95%, 7/1/2022	74,000	76,281
4.45%, 7/15/2028	100,000	113,503

Duke Realty LP
3.25%, 6/30/2026	250,000	262,433

EPR Properties
4.95%, 4/15/2028	200,000	170,759

Equinix, Inc.
5.38%, 5/15/2027	250,000	268,212

ERP Operating LP
4.63%, 12/15/2021	200,000	206,880

Essex Portfolio LP
3.88%, 5/1/2024	200,000	209,895

GLP Capital LP
5.38%, 4/15/2026	300,000	300,270

Healthpeak Properties, Inc.
4.25%, 11/15/2023	165,000	171,741

Host Hotels & Resorts LP
Series E, 4.00%, 6/15/2025	250,000	241,919

Kilroy Realty LP
4.38%, 10/1/2025	200,000	205,589

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	287

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

National Retail Properties, Inc.
3.90%, 6/15/2024	$250,000	$255,325

Omega Healthcare Investors, Inc.
4.38%, 8/1/2023	250,000	248,057

Public Storage
3.09%, 9/15/2027	200,000	210,328

Service Properties Trust
4.35%, 10/1/2024	250,000	212,036

Simon Property Group LP
3.38%, 10/1/2024	600,000	597,998

UDR, Inc.
3.50%, 7/1/2027	200,000	206,669

Ventas Realty LP
3.50%, 2/1/2025	50,000	49,507
4.00%, 3/1/2028	150,000	149,768

Welltower, Inc.
3.75%, 3/15/2023	30,000	30,623
4.25%, 4/1/2026	550,000	574,757

WP Carey, Inc.
4.00%, 2/1/2025	150,000	151,560
		6,804,881

Food & Staples Retailing – 0.4%

Costco Wholesale Corp.
3.00%, 5/18/2027	75,000	83,115

Sysco Corp.
3.75%, 10/1/2025	200,000	207,374

Walmart, Inc.
3.70%, 6/26/2028	150,000	174,041
		464,530

Food Products – 1.3%

General Mills, Inc.
4.00%, 4/17/2025	250,000	275,683
4.20%, 4/17/2028	200,000	231,566

Mondelez International, Inc.
4.00%, 2/1/2024	300,000	321,624

Unilever Capital Corp.
2.60%, 5/5/2024	500,000	526,883
2.90%, 5/5/2027	200,000	217,560
3.50%, 3/22/2028	100,000	113,425
		1,686,741

Investments	Principal Amount	Value

Gas Utilities – 0.1%

National Fuel Gas Co.
5.20%, 7/15/2025	$200,000	$198,662

Health Care Equipment & Supplies – 1.2%

Baxter International, Inc.
2.60%, 8/15/2026	200,000	213,219

Becton Dickinson and Co.
3.73%, 12/15/2024	100,000	108,143
3.70%, 6/6/2027	200,000	218,361

Boston Scientific Corp.
3.75%, 3/1/2026	250,000	272,968

DH Europe Finance II Sarl
2.20%, 11/15/2024	250,000	257,129

Medtronic, Inc.
3.50%, 3/15/2025	156,000	174,366

Stryker Corp.
3.50%, 3/15/2026	200,000	221,680
		1,465,866

Health Care Providers & Services – 0.9%

AmerisourceBergen Corp.
3.40%, 5/15/2024	250,000	264,951

CVS Health Corp.
4.30%, 3/25/2028	350,000	397,543

HCA, Inc.
5.25%, 6/15/2026	250,000	279,288

UnitedHealth Group, Inc.
3.75%, 7/15/2025	75,000	84,111
3.88%, 12/15/2028	55,000	63,708
		1,089,601

Hotels, Restaurants & Leisure – 1.8%

Las Vegas Sands Corp.
3.20%, 8/8/2024	400,000	388,989
3.50%, 8/18/2026	200,000	190,689

Marriott International, Inc.
2.30%, 1/15/2022	80,000	77,539
3.60%, 4/15/2024	150,000	143,179

McDonald’s Corp.
3.80%, 4/1/2028	150,000	168,869

Sands China Ltd.
4.60%, 8/8/2023	500,000	516,325
5.13%, 8/8/2025	400,000	420,508

See Accompanying Notes to the Financial Statements.

288	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Hotels, Restaurants & Leisure – (continued)

Starbucks Corp.
3.10%, 3/1/2023	$100,000	$104,490
3.50%, 3/1/2028	200,000	214,744
		2,225,332

Household Durables – 0.2%

DR Horton, Inc.
4.38%, 9/15/2022	200,000	205,785

Household Products – 0.9%

Church & Dwight Co., Inc.
2.88%, 10/1/2022	250,000	256,152

Clorox Co. (The)
3.10%, 10/1/2027	200,000	216,108

Colgate-Palmolive Co.
3.25%, 3/15/2024	250,000	271,528

Kimberly-Clark Corp.
2.75%, 2/15/2026	200,000	214,211

Procter & Gamble Co. (The)
3.10%, 8/15/2023	150,000	162,959
		1,120,958

Industrial Conglomerates – 1.3%

3M Co.
3.38%, 3/1/2029	200,000	222,780

Carlisle Cos., Inc.
3.75%, 12/1/2027	200,000	204,621

Honeywell International, Inc.
1.85%, 11/1/2021	80,000	81,351
2.50%, 11/1/2026	300,000	320,752
2.70%, 8/15/2029	100,000	108,575

Ingersoll-Rand Luxembourg Finance SA
3.50%, 3/21/2026	200,000	212,018

Roper Technologies, Inc.
3.65%, 9/15/2023	300,000	316,687
3.80%, 12/15/2026	200,000	216,145
		1,682,929

Insurance – 3.0%

Aflac, Inc.
2.88%, 10/15/2026	100,000	101,157

Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	200,000	204,678

Investments	Principal Amount	Value

Insurance – (continued)

Allstate Corp. (The)
Series B, 5.75%, 8/15/2053(b)	$200,000	$204,258

American International Group, Inc.
3.90%, 4/1/2026	100,000	108,456
4.25%, 3/15/2029	150,000	164,592

Aon plc
3.88%, 12/15/2025	400,000	434,854

Brown & Brown, Inc.
4.20%, 9/15/2024	200,000	210,965

Chubb INA Holdings, Inc.
3.15%, 3/15/2025	270,000	292,945

Manulife Financial Corp.
4.15%, 3/4/2026	200,000	221,349

Markel Corp.
3.63%, 3/30/2023	200,000	209,504

Marsh & McLennan Cos., Inc.
3.50%, 3/10/2025	75,000	81,272
4.38%, 3/15/2029	200,000	233,490

MetLife, Inc.
3.05%, 12/15/2022(c)	250,000	261,695

Old Republic International Corp.
4.88%, 10/1/2024	200,000	215,744

Progressive Corp. (The)
2.45%, 1/15/2027	200,000	207,416

Prudential Financial, Inc.
2.10%, 3/10/2030	300,000	299,257
5.20%, 3/15/2044(b)	10,000	9,870

RenaissanceRe Finance, Inc.
3.45%, 7/1/2027	100,000	101,869

Trinity Acquisition plc
4.40%, 3/15/2026	200,000	222,206
		3,785,577

Interactive Media & Services – 0.2%

Weibo Corp.
3.50%, 7/5/2024	200,000	203,768

Internet & Direct Marketing Retail – 1.4%

Alibaba Group Holding Ltd.
3.60%, 11/28/2024	300,000	324,395

Amazon.com, Inc.
3.15%, 8/22/2027	300,000	337,655

Booking Holdings, Inc.
3.60%, 6/1/2026	500,000	523,455

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	289

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Internet & Direct Marketing Retail – (continued)

eBay, Inc.
2.60%, 7/15/2022	$200,000	$205,235
3.45%, 8/1/2024	120,000	128,504
3.60%, 6/5/2027	200,000	217,580
		1,736,824

IT Services – 2.5%

Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026	200,000	210,502

Fidelity National Information Services, Inc.
3.00%, 8/15/2026	100,000	106,373

Fiserv, Inc.
3.20%, 7/1/2026	500,000	536,422

International Business Machines Corp.
3.50%, 5/15/2029	100,000	113,138

Mastercard, Inc.
2.95%, 11/21/2026	300,000	329,606
2.95%, 6/1/2029	150,000	164,958

PayPal Holdings, Inc.
2.20%, 9/26/2022	530,000	540,061
2.85%, 10/1/2029	100,000	106,757

Visa, Inc.
2.80%, 12/14/2022	500,000	527,062
3.15%, 12/14/2025	450,000	497,650
		3,132,529

Leisure Products – 0.1%

Hasbro, Inc.
3.55%, 11/19/2026	200,000	196,174

Life Sciences Tools & Services – 0.4%

Thermo Fisher Scientific, Inc.
2.95%, 9/19/2026	450,000	487,319

Machinery – 0.6%

Fortive Corp.
2.35%, 6/15/2021	200,000	200,975

Illinois Tool Works, Inc.
2.65%, 11/15/2026	200,000	217,880

Otis Worldwide Corp.
2.06%, 4/5/2025(a)	300,000	306,495
		725,350

Investments	Principal Amount	Value

Media – 0.8%

Comcast Corp.
4.15%, 10/15/2028	$600,000	$703,609

Omnicom Group, Inc.
3.63%, 5/1/2022	200,000	209,815
3.60%, 4/15/2026	100,000	106,828
		1,020,252

Metals & Mining – 1.0%

BHP Billiton Finance USA Ltd.
3.85%, 9/30/2023	300,000	326,565

Rio Tinto Finance USA Ltd.
3.75%, 6/15/2025	300,000	326,340

Steel Dynamics, Inc.
2.80%, 12/15/2024	300,000	293,950

Vale Overseas Ltd.
6.25%, 8/10/2026	300,000	330,195
		1,277,050

Multiline Retail – 0.8%

Dollar General Corp.
3.88%, 4/15/2027	400,000	440,116

Dollar Tree, Inc.
3.70%, 5/15/2023	300,000	314,953

Target Corp.
3.38%, 4/15/2029	200,000	226,350
		981,419

Multi-Utilities – 0.8%

Ameren Corp.
2.50%, 9/15/2024	200,000	207,411

Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	100,000	110,010

DTE Energy Co.
Series C, 3.40%, 6/15/2029	110,000	114,378

Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	200,000	205,860
2.88%, 6/15/2024	200,000	209,126

Sempra Energy
3.55%, 6/15/2024	200,000	211,250
		1,058,035

Oil, Gas & Consumable Fuels – 7.8%

BP Capital Markets America, Inc.
3.22%, 4/14/2024	300,000	316,316

See Accompanying Notes to the Financial Statements.

290	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Canadian Natural Resources Ltd.
3.85%, 6/1/2027	$400,000	$368,529

Concho Resources, Inc.
4.38%, 1/15/2025	300,000	298,042

ConocoPhillips Co.
4.95%, 3/15/2026	300,000	344,827

Enbridge, Inc.
3.70%, 7/15/2027	200,000	202,390
3.13%, 11/15/2029	450,000	433,332

Energy Transfer Operating LP
5.88%, 1/15/2024	500,000	521,673
5.50%, 6/1/2027	200,000	203,736

Enterprise Products Operating LLC
3.35%, 3/15/2023	430,000	446,125
3.75%, 2/15/2025	200,000	213,124
4.15%, 10/16/2028	250,000	271,000

EOG Resources, Inc.
4.15%, 1/15/2026	300,000	331,493

Exxon Mobil Corp.
2.40%, 3/6/2022	300,000	307,479
2.73%, 3/1/2023	160,000	166,513
2.99%, 3/19/2025	1,000,000	1,069,127
3.04%, 3/1/2026	200,000	214,683

HollyFrontier Corp.
5.88%, 4/1/2026	200,000	204,885

MPLX LP
4.00%, 2/15/2025	100,000	95,203
4.13%, 3/1/2027	350,000	339,056

ONEOK Partners LP
4.90%, 3/15/2025	400,000	398,893

Phillips 66
3.85%, 4/9/2025	250,000	262,116

Phillips 66 Partners LP
3.55%, 10/1/2026	200,000	199,786

Plains All American Pipeline LP
4.65%, 10/15/2025	150,000	141,526

Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	400,000	419,787

Spectra Energy Partners LP
4.75%, 3/15/2024	400,000	427,531

Total Capital International SA
3.75%, 4/10/2024	180,000	193,776
3.46%, 2/19/2029	200,000	216,115

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

TransCanada PipeLines Ltd.
2.50%, 8/1/2022	$350,000	$353,695
4.25%, 5/15/2028	200,000	215,807

Valero Energy Corp.
3.65%, 3/15/2025	200,000	206,173
3.40%, 9/15/2026	250,000	249,430

Valero Energy Partners LP
4.50%, 3/15/2028	200,000	207,864
		9,840,032

Paper & Forest Products – 0.2%

Suzano Austria GmbH
6.00%, 1/15/2029	200,000	201,860

Pharmaceuticals – 3.2%

Allergan Funding SCS
3.80%, 3/15/2025	200,000	213,811

AstraZeneca plc
3.38%, 11/16/2025	300,000	332,633

Bristol-Myers Squibb Co.
3.63%, 5/15/2024(a)	300,000	330,481
3.90%, 2/20/2028(a)	200,000	233,517

Eli Lilly and Co.
2.35%, 5/15/2022	250,000	258,321

GlaxoSmithKline Capital, Inc.
3.38%, 5/15/2023	200,000	214,058
3.88%, 5/15/2028	200,000	233,057

Johnson & Johnson
2.45%, 3/1/2026	500,000	540,322

Merck & Co., Inc.
2.75%, 2/10/2025	365,000	396,212

Novartis Capital Corp.
3.40%, 5/6/2024	200,000	219,088
3.00%, 11/20/2025	700,000	768,048

Zoetis, Inc.
3.25%, 2/1/2023	150,000	156,628
3.00%, 9/12/2027	100,000	108,532
		4,004,708

Road & Rail – 0.7%

Burlington Northern Santa Fe LLC
3.05%, 3/15/2022	200,000	206,825

CSX Corp.
3.25%, 6/1/2027	100,000	108,272
4.25%, 3/15/2029	200,000	233,699

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	291

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Road & Rail – 0.7%

Union Pacific Corp.
4.16%, 7/15/2022	$100,000	$106,155
3.95%, 9/10/2028	250,000	286,207
		941,158

Semiconductors & Semiconductor Equipment – 1.5%

Broadcom Corp.
3.88%, 1/15/2027	300,000	313,278

Intel Corp.
2.70%, 12/15/2022	200,000	210,499
2.60%, 5/19/2026	150,000	161,341

Lam Research Corp.
3.75%, 3/15/2026	200,000	224,360

Micron Technology, Inc.
4.19%, 2/15/2027	400,000	427,464

NVIDIA Corp.
3.20%, 9/16/2026	300,000	332,404

QUALCOMM, Inc.
3.25%, 5/20/2027	200,000	218,806
		1,888,152

Software – 1.9%

Adobe, Inc.
3.25%, 2/1/2025	250,000	275,143

Citrix Systems, Inc.
4.50%, 12/1/2027	200,000	222,906

Microsoft Corp.
1.55%, 8/8/2021	500,000	506,389
2.38%, 2/12/2022	400,000	412,791
2.70%, 2/12/2025	140,000	151,742
3.13%, 11/3/2025	150,000	167,430
2.40%, 8/8/2026	100,000	108,143

Oracle Corp.
2.65%, 7/15/2026	300,000	319,986
3.25%, 11/15/2027	200,000	220,662
		2,385,192

Specialty Retail – 1.8%

AutoZone, Inc.
3.25%, 4/15/2025	300,000	317,546

Home Depot, Inc. (The)
2.63%, 6/1/2022	400,000	415,884
3.00%, 4/1/2026	330,000	361,973

Investments	Principal Amount	Value

Specialty Retail – (continued)

Lowe’s Cos., Inc.
3.38%, 9/15/2025	$100,000	$108,859
3.10%, 5/3/2027	300,000	318,529

O’Reilly Automotive, Inc.
3.55%, 3/15/2026	300,000	313,767

TJX Cos., Inc. (The)
3.50%, 4/15/2025	250,000	269,796
3.88%, 4/15/2030	200,000	223,911
		2,330,265

Technology Hardware, Storage & Peripherals – 2.4%

Apple, Inc.
2.40%, 5/3/2023	700,000	734,632
3.00%, 2/9/2024	690,000	742,161
3.20%, 5/11/2027	450,000	502,403
2.90%, 9/12/2027	500,000	546,902

Seagate HDD Cayman
4.88%, 6/1/2027	500,000	522,757
		3,048,855

Textiles, Apparel & Luxury Goods – 0.2%

NIKE, Inc.
2.38%, 11/1/2026	300,000	321,760

Tobacco – 3.0%

Altria Group, Inc.
3.49%, 2/14/2022	200,000	206,914
2.85%, 8/9/2022	160,000	164,714
4.00%, 1/31/2024	100,000	107,893
2.63%, 9/16/2026	160,000	162,570
4.80%, 2/14/2029	300,000	336,384

BAT Capital Corp.
2.76%, 8/15/2022	800,000	811,334
3.56%, 8/15/2027	200,000	205,841
3.46%, 9/6/2029	600,000	615,568

Philip Morris International, Inc.
2.75%, 2/25/2026	700,000	746,993

Reynolds American, Inc.
4.00%, 6/12/2022	450,000	468,461
		3,826,672

Trading Companies & Distributors – 0.5%

Air Lease Corp.
3.00%, 9/15/2023	405,000	372,486

See Accompanying Notes to the Financial Statements.

292	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Trading Companies & Distributors – (continued)

Aircastle Ltd.
4.40%, 9/25/2023	$250,000	$219,770
		592,256

Wireless Telecommunication Services – 0.3%

T-Mobile USA, Inc.
3.75%, 4/15/2027(a)	350,000	377,660
Total Corporate Bonds (Cost $121,730,872)		125,078,711

Total Investments – 99.0% (Cost $121,730,872)		125,078,711

Other Assets Less Liabilities – 1.0%		1,235,502
NET ASSETS – 100.0%		$126,314,213

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2020.

Percentages shown are based on Net Assets.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,763,875
Aggregate gross unrealized depreciation	(519,265)
Net unrealized appreciation	$3,244,610
Federal income tax cost	$121,834,101

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	293

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

April 30, 2020 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 98.8%

Aerospace & Defense – 1.1%

L3Harris Technologies, Inc.
5.05%, 4/27/2045	$20,000	$25,138

Lockheed Martin Corp.
4.09%, 9/15/2052	125,000	161,675

Northrop Grumman Corp.
4.75%, 6/1/2043	135,000	175,495
		362,308

Air Freight & Logistics – 0.5%

FedEx Corp.
4.75%, 11/15/2045	105,000	114,297

United Parcel Service, Inc.
3.75%, 11/15/2047	40,000	47,066
		161,363

Auto Components – 0.1%

BorgWarner, Inc.
4.38%, 3/15/2045	50,000	47,742

Automobiles – 0.5%

General Motors Co.
6.60%, 4/1/2036	100,000	91,993
5.95%, 4/1/2049	100,000	85,389
		177,382

Banks – 8.6%

Bank of America Corp.
4.24%, 4/24/2038(a)	230,000	269,257
5.00%, 1/21/2044	140,000	183,597

Citigroup, Inc.
8.13%, 7/15/2039	22,000	36,385
5.88%, 1/30/2042	35,000	48,806
4.75%, 5/18/2046	185,000	225,795
4.28%, 4/24/2048(a)	60,000	69,920
4.65%, 7/23/2048	195,000	240,429

Fifth Third Bancorp
8.25%, 3/1/2038	25,000	37,275

HSBC Holdings plc
6.50%, 5/2/2036	350,000	474,299
6.10%, 1/14/2042	105,000	149,155

Investments	Principal Amount	Value

Banks – (continued)

JPMorgan Chase & Co.
6.40%, 5/15/2038	$100,000	$147,884
4.26%, 2/22/2048(a)	90,000	110,548
3.90%, 1/23/2049(a)	105,000	122,936

Lloyds Banking Group plc
4.34%, 1/9/2048	200,000	219,804

Wachovia Corp.
5.50%, 8/1/2035	200,000	250,786

Wells Fargo & Co.
5.38%, 11/2/2043	165,000	210,356
		2,797,232

Beverages – 1.9%

Anheuser-Busch Cos. LLC
4.70%, 2/1/2036	280,000	314,286

Anheuser-Busch InBev Worldwide, Inc.
5.45%, 1/23/2039	100,000	120,776

Molson Coors Beverage Co.
5.00%, 5/1/2042	50,000	54,572

PepsiCo, Inc.
3.45%, 10/6/2046	115,000	132,449
		622,083

Biotechnology – 3.5%

AbbVie, Inc.
4.40%, 11/6/2042	145,000	169,744
4.70%, 5/14/2045	130,000	154,864
4.45%, 5/14/2046	300,000	351,013

Amgen, Inc.
5.15%, 11/15/2041	55,000	74,114
4.40%, 5/1/2045	130,000	159,957
4.66%, 6/15/2051	125,000	164,147

Biogen, Inc.
5.20%, 9/15/2045	50,000	65,552
		1,139,391

Building Products – 0.6%

Johnson Controls International plc
6.00%, 1/15/2036	150,000	185,937

See Accompanying Notes to the Financial Statements.

294	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Capital Markets – 4.1%

Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037	$165,000	$225,858
4.02%, 10/31/2038(a)	130,000	143,159
5.15%, 5/22/2045	170,000	207,341
4.75%, 10/21/2045	85,000	103,543

Moody’s Corp.
5.25%, 7/15/2044	100,000	135,776

Morgan Stanley
6.38%, 7/24/2042	75,000	116,070
4.30%, 1/27/2045	185,000	223,975

Raymond James Financial, Inc.
4.95%, 7/15/2046	45,000	53,418

S&P Global, Inc.
4.50%, 5/15/2048	100,000	132,219
		1,341,359

Chemicals – 1.4%

Ecolab, Inc.
5.50%, 12/8/2041	100,000	129,526

LYB International Finance BV
4.88%, 3/15/2044	85,000	94,057

LyondellBasell Industries NV
4.63%, 2/26/2055	100,000	105,700

Praxair, Inc.
3.55%, 11/7/2042	10,000	11,317

Sherwin-Williams Co. (The)
4.50%, 6/1/2047	95,000	115,323
		455,923

Communications Equipment – 0.4%

Cisco Systems, Inc.
5.90%, 2/15/2039	85,000	126,623

Containers & Packaging – 0.1%

Sonoco Products Co.
5.75%, 11/1/2040	20,000	23,776

Diversified Financial Services – 0.5%

Shell International Finance BV
3.13%, 11/7/2049	150,000	153,940

Diversified Telecommunication Services – 5.8%

AT&T, Inc.
4.50%, 5/15/2035	270,000	303,256

Investments	Principal Amount	Value

Diversified Telecommunication Services – (continued)
4.30%, 12/15/2042	$170,000	$185,523
4.35%, 6/15/2045	300,000	330,142

Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b)	110,000	162,915

Verizon Communications, Inc.
4.27%, 1/15/2036	759,000	913,128
		1,894,964

Electric Utilities – 5.6%

Duke Energy Corp.
3.75%, 9/1/2046	150,000	170,803

Exelon Corp.
4.45%, 4/15/2046	165,000	197,860

Florida Power & Light Co.
4.13%, 2/1/2042	225,000	283,987

MidAmerican Energy Co.
4.25%, 7/15/2049	200,000	268,289

Public Service Electric & Gas Co.
3.80%, 3/1/2046	115,000	141,418

Southern California Edison Co.
4.50%, 9/1/2040	100,000	120,693

Southern Co. (The)
4.40%, 7/1/2046	150,000	181,217

Virginia Electric & Power Co.
8.88%, 11/15/2038	200,000	342,475
4.60%, 12/1/2048	100,000	133,737
		1,840,479

Electrical Equipment – 0.0%(c)

Eaton Corp.
4.15%, 11/2/2042	15,000	17,488

Electronic Equipment, Instruments & Components – 0.6%

Corning, Inc.
4.75%, 3/15/2042	45,000	52,795
4.38%, 11/15/2057	125,000	136,488
		189,283

Energy Equipment & Services – 0.5%

Halliburton Co.
4.85%, 11/15/2035	185,000	162,478

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	295

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Equity Real Estate Investment Trusts (REITs) – 0.2%

ERP Operating LP
4.50%, 7/1/2044	$20,000	$24,592

Federal Realty Investment Trust
4.50%, 12/1/2044	25,000	27,774
		52,366

Food & Staples Retailing – 1.7%

Kroger Co. (The)
4.45%, 2/1/2047	45,000	53,268

Sysco Corp.
4.85%, 10/1/2045	35,000	35,554
4.45%, 3/15/2048	100,000	99,424

Walgreens Boots Alliance, Inc.
4.80%, 11/18/2044	150,000	160,707

Walmart, Inc.
4.05%, 6/29/2048	155,000	203,382
		552,335

Food Products – 0.2%

Kellogg Co.
Series B, 7.45%, 4/1/2031	45,000	60,355

Gas Utilities – 0.9%

Atmos Energy Corp.
5.50%, 6/15/2041	100,000	140,882
4.13%, 10/15/2044	15,000	18,695

Dominion Energy Gas Holdings LLC
Series C, 3.90%, 11/15/2049	100,000	99,156

Southern California Gas Co.
Series VV, 4.30%, 1/15/2049	20,000	24,991
		283,724

Health Care Equipment & Supplies – 1.5%

Abbott Laboratories
4.90%, 11/30/2046	85,000	120,102

Becton Dickinson and Co.
4.67%, 6/6/2047	100,000	125,695

DH Europe Finance II Sarl
3.40%, 11/15/2049	50,000	56,175

Koninklijke Philips NV
5.00%, 3/15/2042	135,000	168,937

Investments	Principal Amount	Value

Health Care Equipment & Supplies – (continued)

Stryker Corp.
4.63%, 3/15/2046	$25,000	$31,678
		502,587

Health Care Providers & Services – 0.4%

HCA, Inc.
5.13%, 6/15/2039	100,000	117,214

Humana, Inc.
4.95%, 10/1/2044	15,000	18,777
		135,991

Hotels, Restaurants & Leisure – 2.3%

McDonald’s Corp.
6.30%, 3/1/2038	75,000	105,788
4.88%, 12/9/2045	130,000	163,129
4.45%, 3/1/2047	200,000	246,342

Starbucks Corp.
3.75%, 12/1/2047	65,000	69,283
4.45%, 8/15/2049	150,000	180,064
		764,606

Industrial Conglomerates – 1.2%

3M Co.
4.00%, 9/14/2048	100,000	124,969

Honeywell International, Inc.
5.70%, 3/15/2036	100,000	136,343

Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 6/15/2043	20,000	25,658

Ingersoll-Rand Luxembourg Finance SA
4.50%, 3/21/2049	100,000	117,866
		404,836

Insurance – 5.6%

Aflac, Inc.
6.45%, 8/15/2040	50,000	67,338
4.75%, 1/15/2049	45,000	57,815

Allstate Corp. (The)
6.50%, 5/15/2057(a)	15,000	17,156

American International Group, Inc.
3.88%, 1/15/2035	110,000	117,770

Aon plc
4.60%, 6/14/2044	55,000	66,247

See Accompanying Notes to the Financial Statements.

296	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)

Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	$65,000	$95,219
4.25%, 1/15/2049	300,000	381,528

Brighthouse Financial, Inc.
4.70%, 6/22/2047	50,000	43,367

Chubb Corp. (The)
6.00%, 5/11/2037	30,000	43,720

Manulife Financial Corp.
5.38%, 3/4/2046	30,000	38,717

Markel Corp.
5.00%, 4/5/2046	150,000	169,255

Marsh & McLennan Cos., Inc.
4.35%, 1/30/2047	20,000	24,847
4.90%, 3/15/2049	65,000	88,890

MetLife, Inc.
5.70%, 6/15/2035	100,000	135,313
6.40%, 12/15/2036	60,000	67,320
4.88%, 11/13/2043	50,000	64,820

Principal Financial Group, Inc.
6.05%, 10/15/2036	25,000	32,411

Progressive Corp. (The)
4.13%, 4/15/2047	100,000	127,460

Prudential Financial, Inc.
3.94%, 12/7/2049	45,000	49,168

Travelers Cos., Inc. (The)
4.10%, 3/4/2049	120,000	152,737
		1,841,098

Internet & Direct Marketing Retail – 1.6%

Alibaba Group Holding Ltd.
4.00%, 12/6/2037	170,000	195,141
4.40%, 12/6/2057	50,000	64,494

Amazon.com, Inc.
4.25%, 8/22/2057	165,000	226,506

eBay, Inc.
4.00%, 7/15/2042	35,000	35,266
		521,407

IT Services – 2.8%

International Business Machines Corp.
4.25%, 5/15/2049	185,000	228,179

Investments	Principal Amount	Value

IT Services – (continued)

Mastercard, Inc.
3.65%, 6/1/2049	$200,000	$241,152

Visa, Inc.
4.30%, 12/14/2045	70,000	92,996
3.65%, 9/15/2047	300,000	367,220
		929,547

Life Sciences Tools & Services – 0.2%

Thermo Fisher Scientific, Inc.
4.10%, 8/15/2047	40,000	50,198

Machinery – 0.4%

Cummins, Inc.
4.88%, 10/1/2043	50,000	66,426

Fortive Corp.
4.30%, 6/15/2046	25,000	27,040

Illinois Tool Works, Inc.
3.90%, 9/1/2042	25,000	29,890
		123,356

Media – 2.9%

Charter Communications Operating LLC
5.38%, 4/1/2038	400,000	473,175

Comcast Corp.
4.70%, 10/15/2048	105,000	138,173

Time Warner Cable LLC
4.50%, 9/15/2042	200,000	212,092

ViacomCBS, Inc.
5.85%, 9/1/2043	100,000	114,151
		937,591

Metals & Mining – 3.5%

Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/2039	250,000	339,718

BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043	145,000	199,589

Newmont Corp.
5.88%, 4/1/2035	50,000	71,505

Nucor Corp.
4.40%, 5/1/2048	65,000	76,870

Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	65,000	88,220

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	297

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Metals & Mining – (continued)

Vale Overseas Ltd.
6.88%, 11/21/2036	$100,000	$117,111
6.88%, 11/10/2039	200,000	237,080
		1,130,093

Multi-Utilities – 1.9%

Berkshire Hathaway Energy Co.
4.45%, 1/15/2049	100,000	132,310

Consolidated Edison Co. of New York, Inc.
Series A, 4.13%, 5/15/2049	100,000	121,980
4.50%, 5/15/2058	130,000	162,141

Sempra Energy
3.80%, 2/1/2038	100,000	106,647

Southern Co. Gas Capital Corp.
3.95%, 10/1/2046	84,000	88,892
		611,970

Oil, Gas & Consumable Fuels – 13.0%

Canadian Natural Resources Ltd.
6.25%, 3/15/2038	45,000	44,290

ConocoPhillips
5.90%, 10/15/2032	270,000	358,757

Devon Energy Corp.
5.60%, 7/15/2041	110,000	89,672

Enbridge Energy Partners LP
5.50%, 9/15/2040	100,000	105,302

Enbridge, Inc.
5.50%, 12/1/2046	125,000	140,981

Energy Transfer Operating LP
6.50%, 2/1/2042	200,000	202,388
6.25%, 4/15/2049	200,000	193,541

Enterprise Products Operating LLC
5.95%, 2/1/2041	105,000	118,352
4.45%, 2/15/2043	150,000	152,622
4.85%, 3/15/2044	230,000	248,985
4.25%, 2/15/2048	85,000	85,563

Exxon Mobil Corp.
4.11%, 3/1/2046	85,000	101,541
4.33%, 3/19/2050	100,000	122,945

Kinder Morgan, Inc.
5.55%, 6/1/2045	225,000	259,153

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Magellan Midstream Partners LP
5.15%, 10/15/2043	$15,000	$15,505
4.20%, 10/3/2047	70,000	65,228
4.85%, 2/1/2049	100,000	105,997

Marathon Petroleum Corp.
6.50%, 3/1/2041	100,000	105,235

MPLX LP
5.50%, 2/15/2049	200,000	199,161

ONEOK Partners LP
6.13%, 2/1/2041	100,000	91,573

ONEOK, Inc.
5.20%, 7/15/2048	100,000	88,552

Phillips 66
5.88%, 5/1/2042	90,000	114,556
4.88%, 11/15/2044	150,000	169,051

Phillips 66 Partners LP
4.90%, 10/1/2046	25,000	24,648

Plains All American Pipeline LP
5.15%, 6/1/2042	85,000	72,531

Suncor Energy, Inc.
5.95%, 5/15/2035	150,000	159,223
4.00%, 11/15/2047	115,000	109,168

TransCanada PipeLines Ltd.
4.63%, 3/1/2034	40,000	42,569
6.20%, 10/15/2037	225,000	278,322
7.63%, 1/15/2039	150,000	212,563

Valero Energy Corp.
6.63%, 6/15/2037	100,000	119,662
4.90%, 3/15/2045	50,000	53,782
		4,251,418

Personal Products – 0.3%

Estee Lauder Cos., Inc. (The)
3.70%, 8/15/2042	100,000	102,729

Pharmaceuticals – 2.5%

Eli Lilly and Co.
3.95%, 3/15/2049	50,000	63,810
4.15%, 3/15/2059	45,000	61,810

GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038	45,000	70,450

Johnson & Johnson
5.85%, 7/15/2038	150,000	224,718
3.70%, 3/1/2046	105,000	132,975

See Accompanying Notes to the Financial Statements.

298	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Pharmaceuticals – (continued)

Merck & Co., Inc.
3.70%, 2/10/2045	$145,000	$175,846

Novartis Capital Corp.
4.40%, 5/6/2044	20,000	26,882

Zoetis, Inc.
4.70%, 2/1/2043	35,000	45,302
		801,793

Road & Rail – 1.9%

Burlington Northern Santa Fe LLC
5.15%, 9/1/2043	54,000	72,487

CSX Corp.
4.10%, 3/15/2044	150,000	174,427

Union Pacific Corp.
4.10%, 9/15/2067	325,000	372,763
		619,677

Semiconductors & Semiconductor Equipment – 1.7%

Intel Corp.
3.73%, 12/8/2047	85,000	102,555
3.10%, 2/15/2060	200,000	215,937

NVIDIA Corp.
3.50%, 4/1/2050	100,000	115,852

QUALCOMM, Inc.
4.80%, 5/20/2045	90,000	115,385
		549,729

Software – 4.2%

Microsoft Corp.
3.50%, 2/12/2035	160,000	191,094
3.70%, 8/8/2046	100,000	123,409
3.95%, 8/8/2056	325,000	429,131

Oracle Corp.
6.13%, 7/8/2039	105,000	155,426
5.38%, 7/15/2040	200,000	273,412
4.38%, 5/15/2055	165,000	209,574
		1,382,046

Specialty Retail – 2.6%

Home Depot, Inc. (The)
5.88%, 12/16/2036	300,000	428,659
5.95%, 4/1/2041	150,000	223,174

Investments	Principal Amount	Value

Specialty Retail – (continued)

Lowe’s Cos., Inc.
4.38%, 9/15/2045	$175,000	$204,800
		856,633

Technology Hardware, Storage & Peripherals – 2.8%

Apple, Inc.
3.85%, 5/4/2043	100,000	121,086
4.38%, 5/13/2045	200,000	261,783
4.65%, 2/23/2046	190,000	258,430

Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(b)	200,000	240,199

HP, Inc.
6.00%, 9/15/2041	35,000	38,820
		920,318

Textiles, Apparel & Luxury Goods – 0.1%

NIKE, Inc.
3.63%, 5/1/2043	45,000	49,978

Tobacco – 5.4%

Altria Group, Inc.
5.80%, 2/14/2039	200,000	239,481
4.25%, 8/9/2042	240,000	238,470
5.38%, 1/31/2044	125,000	143,342

BAT Capital Corp.
4.39%, 8/15/2037	250,000	256,995
4.54%, 8/15/2047	200,000	210,246

Philip Morris International, Inc.
4.13%, 3/4/2043	230,000	260,010
4.25%, 11/10/2044	250,000	291,229

Reynolds American, Inc.
5.85%, 8/15/2045	100,000	115,981
		1,755,754

Trading Companies & Distributors – 0.4%

WW Grainger, Inc.
4.60%, 6/15/2045	100,000	123,602

Water Utilities – 0.3%

American Water Capital Corp.
4.20%, 9/1/2048	70,000	88,722

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	299

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Wireless Telecommunication Services – 0.5%

America Movil SAB de CV
6.13%, 3/30/2040	$130,000	$177,436
Total Corporate Bonds (Cost $30,671,919)		32,281,646

Total Investments – 98.8% (Cost $30,671,919)		32,281,646

Other Assets Less Liabilities – 1.2%		390,909
NET ASSETS – 100.0%		$32,672,555

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2020.

(c)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,929,333
Aggregate gross unrealized depreciation	(321,340)
Net unrealized appreciation	$1,607,993
Federal income tax cost	$30,673,653

See Accompanying Notes to the Financial Statements.

300	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

April 30, 2020 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 97.2%

Aerospace & Defense – 2.0%

Howmet Aerospace, Inc.
6.75%, 1/15/2028	$150,000	$145,757

Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/2025(a)	100,000	98,270

Signature Aviation US Holdings, Inc.
5.38%, 5/1/2026(a)	200,000	185,660

TransDigm UK Holdings plc
6.88%, 5/15/2026	605,000	521,570

TransDigm, Inc.
6.38%, 6/15/2026	990,000	851,796
7.50%, 3/15/2027	200,000	182,990
5.50%, 11/15/2027(a)	995,000	845,402

Triumph Group, Inc.
5.25%, 6/1/2022	230,000	179,297
		3,010,742

Air Freight & Logistics – 0.2%

Cargo Aircraft Management, Inc.
4.75%, 2/1/2028(a)	100,000	94,000

XPO Logistics, Inc.
6.75%, 8/15/2024(a)	210,000	217,308
		311,308

Auto Components – 2.0%

Allison Transmission, Inc.
4.75%, 10/1/2027(a)	100,000	93,710

Dana Financing Luxembourg Sarl
6.50%, 6/1/2026(a)	280,000	255,430

Delphi Technologies plc
5.00%, 10/1/2025(a)	400,000	376,500

Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	250,000	218,663

Icahn Enterprises LP
6.25%, 5/15/2026	560,000	552,899

JB Poindexter & Co., Inc.
7.13%, 4/15/2026(a)	30,000	29,313

Investments	Principal Amount	Value

Auto Components – (continued)

Panther BF Aggregator 2 LP
6.25%, 5/15/2026(a)	$400,000	$404,480
8.50%, 5/15/2027(a)	1,160,000	988,494
		2,919,489

Automobiles – 1.2%

Fiat Chrysler Automobiles NV
5.25%, 4/15/2023	200,000	199,500

Ford Motor Co.
4.35%, 12/8/2026	145,000	116,000
6.63%, 10/1/2028	365,000	305,687
7.45%, 7/16/2031	1,050,000	884,625
4.75%, 1/15/2043	200,000	129,000

Mclaren Finance plc
5.75%, 8/1/2022(a)	200,000	141,860
		1,776,672

Banks – 0.2%

Societe Generale SA
8.00%, 9/29/2025(a) (b) (c)	345,000	350,415

Beverages – 0.1%

Cott Holdings, Inc.
5.50%, 4/1/2025(a)	100,000	101,020

Building Products – 0.4%

Masonite International Corp.
5.75%, 9/15/2026(a)	100,000	97,710

Patrick Industries, Inc.
7.50%, 10/15/2027(a)	200,000	189,420

PGT Innovations, Inc.
6.75%, 8/1/2026(a)	130,000	129,259

Standard Industries, Inc.
5.38%, 11/15/2024(a)	75,000	75,656
4.75%, 1/15/2028(a)	130,000	127,920
		619,965

Capital Markets – 0.9%

Advisor Group Holdings, Inc.
10.75%, 8/1/2027(a)	435,000	332,949

Compass Group Diversified Holdings LLC
8.00%, 5/1/2026(a)	100,000	105,210

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	301

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Capital Markets – (continued)

Deutsche Bank AG
4.30%, 5/24/2028(c)	$300,000	$270,484
4.88%, 12/1/2032(c)	200,000	179,583

Donnelley Financial Solutions, Inc.
8.25%, 10/15/2024	180,000	168,714

FS Energy & Power Fund
7.50%, 8/15/2023(a)	150,000	97,905

LPL Holdings, Inc.
5.75%, 9/15/2025(a)	130,000	128,863
		1,283,708

Chemicals – 3.1%

CF Industries, Inc.
5.15%, 3/15/2034	130,000	135,805
4.95%, 6/1/2043	50,000	51,418

Chemours Co. (The)
6.63%, 5/15/2023	210,000	197,442
7.00%, 5/15/2025	600,000	566,940
5.38%, 5/15/2027	205,000	171,441

Cornerstone Chemical Co.
6.75%, 8/15/2024(a)	250,000	204,325

Foxtrot Escrow Issuer LLC
12.25%, 11/15/2026(a)	510,000	423,147

FXI Holdings, Inc.
7.88%, 11/1/2024(a)	310,000	228,238

Gates Global LLC
6.25%, 1/15/2026(a)	325,000	297,281

GCP Applied Technologies, Inc.
5.50%, 4/15/2026(a)	100,000	96,960

Hexion, Inc.
7.88%, 7/15/2027(a)	250,000	230,325

Kraton Polymers LLC
7.00%, 4/15/2025(a)	75,000	72,525

Neon Holdings, Inc.
10.13%, 4/1/2026(a)	200,000	181,190

NOVA Chemicals Corp.
5.25%, 8/1/2023(a)	150,000	142,312
5.25%, 6/1/2027(a)	100,000	80,465

Olin Corp.
5.63%, 8/1/2029	100,000	90,840

Investments	Principal Amount	Value

Chemicals – (continued)

Rain CII Carbon LLC
7.25%, 4/1/2025(a)	$300,000	$258,675

Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	100,000	98,130

Starfruit Finco BV
8.00%, 10/1/2026(a)	450,000	423,675

TPC Group, Inc.
10.50%, 8/1/2024(a)	550,000	452,485

Trinseo Materials Operating SCA
5.38%, 9/1/2025(a)	285,000	241,894
		4,645,513

Commercial Services & Supplies – 5.2%

Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	375,000	387,300
9.75%, 7/15/2027(a)	805,000	817,719

Aptim Corp.
7.75%, 6/15/2025(a)	200,000	69,460

APX Group, Inc.
7.88%, 12/1/2022	106,000	101,936
7.63%, 9/1/2023	150,000	118,095
8.50%, 11/1/2024(a)	425,000	394,102
6.75%, 2/15/2027(a)	140,000	119,658

Aramark Services, Inc.
5.00%, 4/1/2025(a)	100,000	98,125
4.75%, 6/1/2026	350,000	336,280

Cimpress plc
7.00%, 6/15/2026(a)	150,000	109,980

Covanta Holding Corp.
5.88%, 7/1/2025	110,000	107,228
6.00%, 1/1/2027	100,000	96,710

Garda World Security Corp.
8.75%, 5/15/2025(a)	260,000	259,025
9.50%, 11/1/2027(a)	345,000	346,604

GFL Environmental, Inc.
8.50%, 5/1/2027(a)	210,000	230,126

IAA, Inc.
5.50%, 6/15/2027(a)	100,000	100,245

Intrado Corp.
8.50%, 10/15/2025(a)	730,000	514,760

KAR Auction Services, Inc.
5.13%, 6/1/2025(a)	180,000	154,242

Nielsen Co. Luxembourg SARL (The)
5.00%, 2/1/2025(a)	500,000	485,625

See Accompanying Notes to the Financial Statements.

302	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Commercial Services & Supplies – (continued)

Nielsen Finance LLC
5.00%, 4/15/2022(a)	$467,000	$462,125

Pitney Bowes, Inc.
5.70%, 4/1/2023(d)	150,000	123,533
4.63%, 3/15/2024	12,000	9,086

Prime Security Services Borrower LLC
5.25%, 4/15/2024(a)	500,000	492,445
6.25%, 1/15/2028(a)	835,000	746,114

Ritchie Bros Auctioneers, Inc.
5.38%, 1/15/2025(a)	100,000	101,520

Stericycle, Inc.
5.38%, 7/15/2024(a)	100,000	100,912

TMS International Holding Corp.
7.25%, 8/15/2025(a)	100,000	75,355

Vericast Corp.
9.25%, 3/1/2021(a)	244,000	247,138
8.38%, 8/15/2022(a)	100,000	72,295
12.50%, 5/1/2024(a)	312,372	321,743

Waste Pro USA, Inc.
5.50%, 2/15/2026(a)	150,000	149,370
		7,748,856

Communications Equipment – 1.0%

CommScope, Inc.
5.50%, 6/15/2024(a)	670,000	597,137
6.00%, 3/1/2026(a)	365,000	367,628

Telefonaktiebolaget LM Ericsson
4.13%, 5/15/2022	250,000	260,625

ViaSat, Inc.
5.63%, 4/15/2027(a)	300,000	296,895
		1,522,285

Construction & Engineering – 0.5%

AECOM
5.13%, 3/15/2027	200,000	204,220

Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	610,000	455,213

New Enterprise Stone & Lime Co., Inc.
10.13%, 4/1/2022(a)	142,000	141,936
		801,369

Investments	Principal Amount	Value

Consumer Finance – 1.3%

Credit Acceptance Corp.
6.63%, 3/15/2026	$200,000	$181,000

Enova International, Inc.
8.50%, 9/1/2024(a)	130,000	114,049

Ford Motor Credit Co. LLC
5.88%, 8/2/2021	235,000	233,825
4.54%, 8/1/2026	200,000	172,750
5.11%, 5/3/2029	200,000	170,720

goeasy Ltd.
5.38%, 12/1/2024(a)	200,000	178,540

Navient Corp.
5.50%, 1/25/2023	165,000	154,069
7.25%, 9/25/2023	200,000	192,750
6.13%, 3/25/2024	200,000	185,250
6.75%, 6/15/2026	200,000	181,430

Springleaf Finance Corp.
6.63%, 1/15/2028	150,000	133,072

TMX Finance LLC
11.13%, 4/1/2023(a)	130,000	98,774
		1,996,229

Containers & Packaging – 2.2%

Berry Global, Inc.
5.63%, 7/15/2027(a)	155,000	160,239

Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	120,000	132,252

Flex Acquisition Co., Inc.
6.88%, 1/15/2025(a)	80,000	77,976
7.88%, 7/15/2026(a)	750,000	724,350

Greif, Inc.
6.50%, 3/1/2027(a)	100,000	100,465

Intertape Polymer Group, Inc.
7.00%, 10/15/2026(a)	50,000	51,046

LABL Escrow Issuer LLC
6.75%, 7/15/2026(a)	240,000	249,120

Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	350,000	324,957
7.25%, 4/15/2025(a)	550,000	433,813

Plastipak Holdings, Inc.
6.25%, 10/15/2025(a)	270,000	242,743

Sealed Air Corp.
5.25%, 4/1/2023(a)	50,000	51,885

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	303

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Containers & Packaging – (continued)

Trident TPI Holdings, Inc.
9.25%, 8/1/2024(a)	$200,000	$176,460
6.63%, 11/1/2025(a)	100,000	79,520

Trivium Packaging Finance BV
8.50%, 8/15/2027(a) (d)	400,000	419,860
		3,224,686

Distributors – 1.1%

American Builders & Contractors Supply Co., Inc.
5.88%, 5/15/2026(a)	150,000	149,197

Core & Main LP
6.13%, 8/15/2025(a)	180,000	173,925

Performance Food Group, Inc.
5.50%, 6/1/2024(a)	50,000	49,115
5.50%, 10/15/2027(a)	350,000	334,712

Resideo Funding, Inc.
6.13%, 11/1/2026(a)	150,000	132,195

Wolverine Escrow LLC
9.00%, 11/15/2026(a)	750,000	523,425
13.13%, 11/15/2027(a)	500,000	298,125
		1,660,694

Diversified Consumer Services – 0.8%

Carriage Services, Inc.
6.63%, 6/1/2026(a)	100,000	99,320

Graham Holdings Co.
5.75%, 6/1/2026(a)	140,000	142,394

Midas Intermediate Holdco II LLC
7.88%, 10/1/2022(a)	30,000	21,061

Service Corp. International
5.13%, 6/1/2029	200,000	208,930

ServiceMaster Co. LLC (The)
5.13%, 11/15/2024(a)	200,000	205,080

Sotheby’s
7.38%, 10/15/2027(a)	490,000	414,800

WW International, Inc.
8.63%, 12/1/2025(a)	150,000	150,210
		1,241,795

Investments	Principal Amount	Value

Diversified Financial Services – 1.7%

ACE Cash Express, Inc.
12.00%, 12/15/2022(a)	$170,000	$133,663

CNG Holdings, Inc.
12.50%, 6/15/2024(a)	111,000	95,715

Fairstone Financial, Inc.
7.88%, 7/15/2024(a)	100,000	95,730

Jefferies Finance LLC
7.25%, 8/15/2024(a)	110,000	97,053
6.25%, 6/3/2026(a)	200,000	182,500

MPH Acquisition Holdings LLC
7.13%, 6/1/2024(a)	925,000	830,160

Refinitiv US Holdings, Inc.
8.25%, 11/15/2026(a)	670,000	728,625

Verscend Escrow Corp.
9.75%, 8/15/2026(a)	415,000	435,252
		2,598,698

Diversified Telecommunication Services – 4.8%

CCO Holdings LLC
5.75%, 2/15/2026(a)	605,000	633,526
5.13%, 5/1/2027(a)	610,000	636,230
5.00%, 2/1/2028(a)	760,000	783,816
5.38%, 6/1/2029(a)	450,000	476,847
4.75%, 3/1/2030(a)	370,000	378,084
4.50%, 8/15/2030(a)	325,000	330,688

CenturyLink, Inc.
Series Y, 7.50%, 4/1/2024	450,000	490,590
Series G, 6.88%, 1/15/2028	550,000	573,155

DKT Finance ApS
9.38%, 6/17/2023(a)	200,000	201,100

Koninklijke KPN NV
7.00%, 3/28/2073(a)(c)	100,000	103,675

Sprint Capital Corp.
6.88%, 11/15/2028	570,000	689,130
8.75%, 3/15/2032	350,000	493,378

Telecom Italia Capital SA
6.38%, 11/15/2033	405,000	438,311
7.20%, 7/18/2036	100,000	112,880

Telesat Canada
6.50%, 10/15/2027(a)	275,000	259,971

Virgin Media Secured Finance plc
5.50%, 8/15/2026(a)	200,000	207,590
5.50%, 5/15/2029(a)	200,000	208,570

See Accompanying Notes to the Financial Statements.

304	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Diversified Telecommunication Services – (continued)

Zayo Group Holdings, Inc.
6.13%, 3/1/2028(a)	$200,000	$189,444
		7,206,985

Electric Utilities – 0.8%

Emera, Inc.
Series 16-A, 6.75%, 6/15/2076(c)	130,000	137,638

NRG Energy, Inc.
6.63%, 1/15/2027	310,000	332,366

Terraform Global Operating LLC
6.13%, 3/1/2026(a)	75,000	74,783

Vistra Operations Co. LLC
5.50%, 9/1/2026(a)	300,000	310,590
5.63%, 2/15/2027(a)	310,000	327,716
		1,183,093

Electrical Equipment – 0.1%

Sensata Technologies BV
4.88%, 10/15/2023(a)	100,000	101,125

Electronic Equipment, Instruments & Components – 0.2%

Anixter, Inc.
5.50%, 3/1/2023	100,000	101,730

MTS Systems Corp.
5.75%, 8/15/2027(a)	200,000	186,920
		288,650

Energy Equipment & Services – 0.7%

CSI Compressco LP
7.25%, 8/15/2022	100,000	32,750

Diamond Offshore Drilling, Inc.
3.45%, 11/1/2023(e)	90,000	10,350
7.88%, 8/15/2025(e)	310,000	34,487

Exterran Energy Solutions LP
8.13%, 5/1/2025	150,000	90,750

KCA Deutag UK Finance plc
9.63%, 4/1/2023(a)(e)	610,000	196,451

Nabors Industries Ltd.
7.25%, 1/15/2026(a)	225,000	86,906

Nine Energy Service, Inc.
8.75%, 11/1/2023(a)	200,000	39,880

Investments	Principal Amount	Value

Energy Equipment & Services – (continued)

Precision Drilling Corp.
7.75%, 12/15/2023	$100,000	$44,730

Transocean, Inc.
7.25%, 11/1/2025(a)	205,000	80,975
7.50%, 1/15/2026(a)	350,000	136,500

USA Compression Partners LP
6.88%, 4/1/2026	330,000	267,201

Vantage Drilling International
9.25%, 11/15/2023(a)	100,000	53,230
		1,074,210

Entertainment – 1.3%

Allen Media LLC
10.50%, 2/15/2028(a)	150,000	112,080

Live Nation Entertainment, Inc.
4.88%, 11/1/2024(a)	145,000	129,503
5.63%, 3/15/2026(a)	300,000	266,130
4.75%, 10/15/2027(a)	235,000	199,668

Netflix, Inc.
5.88%, 11/15/2028	740,000	840,270
4.88%, 6/15/2030(a)	295,000	314,337
		1,861,988

Equity Real Estate Investment Trusts (REITs) – 2.5%

Brookfield Property REIT, Inc.
5.75%, 5/15/2026(a)	350,000	281,645

CoreCivic, Inc.
4.63%, 5/1/2023	100,000	95,125

ESH Hospitality, Inc.
5.25%, 5/1/2025(a)	260,000	245,752
4.63%, 10/1/2027(a)	100,000	90,750

GEO Group, Inc. (The)
5.88%, 10/15/2024	417,000	332,474

HAT Holdings I LLC
5.25%, 7/15/2024(a)	100,000	99,760

Iron Mountain, Inc.
5.75%, 8/15/2024	110,000	108,762
5.25%, 3/15/2028(a)	300,000	294,645
4.88%, 9/15/2029(a)	255,000	245,642

Mack-Cali Realty LP
3.15%, 5/15/2023	100,000	82,363

MPT Operating Partnership LP
5.25%, 8/1/2026	100,000	101,580
4.63%, 8/1/2029	100,000	99,908

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	305

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Ryman Hospitality Properties, Inc.
4.75%, 10/15/2027(a)	$100,000	$87,715

SBA Communications Corp.
4.00%, 10/1/2022	125,000	126,444

Uniti Group LP
6.00%, 4/15/2023(a)	185,000	172,799
8.25%, 10/15/2023	595,000	497,390
7.13%, 12/15/2024(a)	300,000	232,875
7.88%, 2/15/2025(a)	100,000	96,625

VICI Properties LP
4.25%, 12/1/2026(a)	295,000	277,061

Washington Prime Group LP
6.45%, 8/15/2024(d)	350,000	196,508
		3,765,823

Food & Staples Retailing – 0.7%

Albertsons Cos., Inc.
4.63%, 1/15/2027(a)	65,000	65,952
5.88%, 2/15/2028(a)	265,000	278,078

Fresh Market, Inc. (The)
9.75%, 5/1/2023(a)	380,000	239,400

Ingles Markets, Inc.
5.75%, 6/15/2023	126,000	126,787

KeHE Distributors LLC
8.63%, 10/15/2026(a)	100,000	106,220

US Foods, Inc.
5.88%, 6/15/2024(a)	100,000	95,752
6.25%, 4/15/2025(a)	100,000	102,375
		1,014,564

Food Products – 2.9%

Chobani LLC
7.50%, 4/15/2025(a)	180,000	180,103

Cooke Omega Investments, Inc.
8.50%, 12/15/2022(a)	100,000	100,705

Darling Ingredients, Inc.
5.25%, 4/15/2027(a)	150,000	152,182

Dole Food Co., Inc.
7.25%, 6/15/2025(a)	165,000	156,305

Kraft Heinz Foods Co.
5.00%, 7/15/2035	170,000	182,983
6.88%, 1/26/2039	150,000	180,169

Investments	Principal Amount	Value

Food Products – (continued)
7.13%, 8/1/2039(a)	$160,000	$192,885
6.50%, 2/9/2040	70,000	82,021
5.00%, 6/4/2042	300,000	305,978
5.20%, 7/15/2045	300,000	309,077
4.38%, 6/1/2046	340,000	325,326
4.88%, 10/1/2049(a)	160,000	160,027

Lamb Weston Holdings, Inc.
4.88%, 11/1/2026(a)	400,000	403,860

Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	215,000	218,296

Post Holdings, Inc.
5.63%, 1/15/2028(a)	355,000	362,863
5.50%, 12/15/2029(a)	455,000	459,391

Sigma Holdco BV
7.88%, 5/15/2026(a)	310,000	294,391

Simmons Foods, Inc.
5.75%, 11/1/2024(a)	260,000	243,152
		4,309,714

Gas Utilities – 0.2%

Suburban Propane Partners LP
5.50%, 6/1/2024	110,000	107,250
5.88%, 3/1/2027	150,000	144,083
		251,333

Health Care Equipment & Supplies – 0.3%

Hologic, Inc.
4.63%, 2/1/2028(a)	200,000	204,420

Immucor, Inc.
11.13%, 2/15/2022(a)	30,000	27,212

Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/2022(a)	85,000	77,881

Teleflex, Inc.
4.88%, 6/1/2026	150,000	153,315
		462,828

Health Care Providers & Services – 5.2%

Acadia Healthcare Co., Inc.
6.50%, 3/1/2024	150,000	145,095

AHP Health Partners, Inc.
9.75%, 7/15/2026(a)	330,000	329,043

Air Methods Corp.
8.00%, 5/15/2025(a)	175,000	105,402

See Accompanying Notes to the Financial Statements.

306	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Health Care Providers & Services – (continued)

Centene Corp.
5.25%, 4/1/2025(a)	$200,000	$209,500
5.38%, 6/1/2026(a)	350,000	372,190
5.38%, 8/15/2026(a)	250,000	268,625
4.25%, 12/15/2027(a)	500,000	525,450
4.63%, 12/15/2029(a)	300,000	329,895

Community Health Systems, Inc.
6.63%, 2/15/2025(a)	125,000	115,469

DaVita, Inc.
5.00%, 5/1/2025	600,000	610,125

Encompass Health Corp.
4.50%, 2/1/2028	200,000	200,930

Hadrian Merger Sub, Inc.
8.50%, 5/1/2026(a)	100,000	86,960

HCA, Inc.
5.88%, 5/1/2023	100,000	107,770
7.69%, 6/15/2025	150,000	172,095
7.50%, 11/6/2033	200,000	228,920

MEDNAX, Inc.
6.25%, 1/15/2027(a)	450,000	410,283

Molina Healthcare, Inc.
5.38%, 11/15/2022(d)	150,000	155,730

One Call Corp.
10.00%, 10/1/2024(a)	110,000	95,838

Radiology Partners, Inc.
9.25%, 2/1/2028(a)	430,000	412,263

RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(a)	425,000	457,427

Select Medical Corp.
6.25%, 8/15/2026(a)	100,000	96,770

Surgery Center Holdings, Inc.
10.00%, 4/15/2027(a)	400,000	372,840

Team Health Holdings, Inc.
6.38%, 2/1/2025(a)	440,000	245,124

Tenet Healthcare Corp.
6.75%, 6/15/2023	450,000	451,890
5.13%, 5/1/2025	200,000	188,250
6.25%, 2/1/2027(a)	350,000	345,713

US Renal Care, Inc.
10.63%, 7/15/2027(a)	300,000	299,130

Investments	Principal Amount	Value

Health Care Providers & Services – (continued)

Vizient, Inc.
6.25%, 5/15/2027(a)	$60,000	$63,468

West Street Merger Sub, Inc.
6.38%, 9/1/2025(a)	410,000	386,937
		7,789,132

Health Care Technology – 0.4%

IQVIA, Inc.
5.00%, 10/15/2026(a)	500,000	517,900

Hotels, Restaurants & Leisure – 4.5%

1011778 BC ULC
5.00%, 10/15/2025(a)	610,000	616,222

24 Hour Fitness Worldwide, Inc.
8.00%, 6/1/2022(a)	180,000	8,100

Arrow Bidco LLC
9.50%, 3/15/2024(a)	190,000	105,887

Boyd Gaming Corp.
6.38%, 4/1/2026	448,000	405,597
6.00%, 8/15/2026	165,000	150,496

Carlson Travel, Inc.
6.75%, 12/15/2023(a)	300,000	197,709

Cedar Fair LP
5.38%, 4/15/2027	200,000	179,160

Churchill Downs, Inc.
5.50%, 4/1/2027(a)	100,000	96,683

Cirsa Finance International SARL
7.88%, 12/20/2023(a)	110,000	90,266

Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/2023(a)	75,000	45,547

Enterprise Development Authority (The)
12.00%, 7/15/2024(a)	130,000	118,274

Golden Nugget, Inc.
6.75%, 10/15/2024(a)	830,000	652,588
8.75%, 10/1/2025(a)	100,000	57,625

Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	50,000	48,865
5.13%, 5/1/2026	350,000	348,040
4.88%, 1/15/2030	250,000	240,200

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	307

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Hotels, Restaurants & Leisure – (continued)

Hilton Worldwide Finance LLC
4.88%, 4/1/2027	$150,000	$146,137

International Game Technology plc
6.25%, 1/15/2027(a)	472,000	461,068

IRB Holding Corp.
6.75%, 2/15/2026(a)	180,000	150,678

Jacobs Entertainment, Inc.
7.88%, 2/1/2024(a)	100,000	76,480

KFC Holding Co.
4.75%, 6/1/2027(a)	400,000	415,196

Merlin Entertainments Ltd.
5.75%, 6/15/2026(a)	200,000	190,420

Mohegan Gaming & Entertainment
7.88%, 10/15/2024(a)	285,000	163,818

Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022	380,000	276,486
7.50%, 10/15/2027	165,000	129,475

Sabre GLBL, Inc.
5.25%, 11/15/2023(a)	250,000	232,813

Six Flags Entertainment Corp.
5.50%, 4/15/2027(a)	100,000	87,035

Sugarhouse HSP Gaming Prop Mezz LP
5.88%, 5/15/2025(a)	100,000	85,825

Twin River Worldwide Holdings, Inc.
6.75%, 6/1/2027(a)	250,000	200,525

Viking Cruises Ltd.
5.88%, 9/15/2027(a)	485,000	328,418

Wyndham Destinations, Inc.
5.75%, 4/1/2027(d)	200,000	176,420

Wynn Las Vegas LLC
5.50%, 3/1/2025(a)	80,000	71,696

Yum! Brands, Inc.
4.75%, 1/15/2030(a)	150,000	153,698
		6,707,447

Household Durables – 1.3%

American Greetings Corp.
8.75%, 4/15/2025(a)	210,000	175,833

Ashton Woods USA LLC
6.75%, 8/1/2025(a)	150,000	127,845

Investments	Principal Amount	Value

Household Durables – (continued)

Brookfield Residential Properties, Inc.
6.38%, 5/15/2025(a)	$110,000	$110,253
6.25%, 9/15/2027(a)	250,000	229,912

Century Communities, Inc.
6.75%, 6/1/2027	200,000	173,160

KB Home
6.88%, 6/15/2027	100,000	105,710

LGI Homes, Inc.
6.88%, 7/15/2026(a)	100,000	93,835

Newell Brands, Inc.
5.63%, 4/1/2036(d)	254,000	267,335

PulteGroup, Inc.
6.38%, 5/15/2033	150,000	160,230

Taylor Morrison Communities, Inc.
6.63%, 7/15/2027(a)	150,000	136,778
5.75%, 1/15/2028(a)	100,000	91,210

Tempur Sealy International, Inc.
5.50%, 6/15/2026	175,000	167,596

TopBuild Corp.
5.63%, 5/1/2026(a)	100,000	98,710
		1,938,407

Household Products – 0.4%

Energizer Holdings, Inc.
7.75%, 1/15/2027(a)	150,000	159,923

Kronos Acquisition Holdings, Inc.
9.00%, 8/15/2023(a)	550,000	480,909
		640,832

Independent Power and Renewable Electricity Producers – 0.5%

Talen Energy Supply LLC
6.50%, 6/1/2025	200,000	139,460
10.50%, 1/15/2026(a)	440,000	365,583
6.63%, 1/15/2028(a)	300,000	284,370
		789,413

Insurance – 2.3%

Acrisure LLC
7.00%, 11/15/2025(a)	815,000	726,369
10.13%, 8/1/2026(a)	240,000	240,228

Alliant Holdings Intermediate LLC
6.75%, 10/15/2027(a)	250,000	250,563

See Accompanying Notes to the Financial Statements.

308	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)

AmWINS Group, Inc.
7.75%, 7/1/2026(a)	$75,000	$77,783

Ardonagh Midco 3 plc
8.63%, 7/15/2023(a)	560,000	530,600

AssuredPartners, Inc.
7.00%, 8/15/2025(a)	280,000	259,350

Fidelity & Guaranty Life Holdings, Inc.
5.50%, 5/1/2025(a)	30,000	31,875

Genworth Holdings, Inc. (ICE LIBOR USD 3 Month + 2.00%), 3.69%, 11/15/2036(f)	240,000	92,064

GTCR AP Finance, Inc.
8.00%, 5/15/2027(a)	275,000	259,077

HUB International Ltd.
7.00%, 5/1/2026(a)	480,000	476,520

NFP Corp.
6.88%, 7/15/2025(a)	430,000	413,337

USI, Inc.
6.88%, 5/1/2025(a)	130,000	131,137
		3,488,903

Interactive Media & Services – 0.7%

Match Group, Inc.
5.63%, 2/15/2029(a)	275,000	290,015

Rackspace Hosting, Inc.
8.63%, 11/15/2024(a)	780,000	773,269
		1,063,284

Internet & Direct Marketing Retail – 0.5%

Go Daddy Operating Co. LLC
5.25%, 12/1/2027(a)	200,000	206,430

Photo Holdings Merger Sub, Inc.
8.50%, 10/1/2026(a)	485,000	422,217

QVC, Inc.
5.45%, 8/15/2034	100,000	78,490
		707,137

IT Services – 1.1%

Banff Merger Sub, Inc.
9.75%, 9/1/2026(a)	940,000	849,572

Investments	Principal Amount	Value

IT Services – (continued)

Booz Allen Hamilton, Inc.
5.13%, 5/1/2025(a)	$100,000	$99,730

EIG Investors Corp.
10.88%, 2/1/2024	100,000	86,730

Presidio Holdings, Inc.
8.25%, 2/1/2028(a)	325,000	322,741

VeriSign, Inc.
4.75%, 7/15/2027	300,000	320,958
		1,679,731

Leisure Products – 0.1%

Vista Outdoor, Inc.
5.88%, 10/1/2023	75,000	71,610

Life Sciences Tools & Services – 0.1%

Charles River Laboratories International, Inc.
5.50%, 4/1/2026(a)	100,000	104,820

Machinery – 2.1%

Apex Tool Group LLC
9.00%, 2/15/2023(a)	180,000	112,014

BCD Acquisition, Inc.
9.63%, 9/15/2023(a)	250,000	208,750

Cleaver-Brooks, Inc.
7.88%, 3/1/2023(a)	100,000	82,980

Colfax Corp.
6.38%, 2/15/2026(a)	100,000	103,435

EnPro Industries, Inc.
5.75%, 10/15/2026	100,000	98,210

Granite US Holdings Corp.
11.00%, 10/1/2027(a)	150,000	128,565

Grinding Media, Inc.
7.38%, 12/15/2023(a)	300,000	297,945

Husky III Holding Ltd.
13.00%, 2/15/2025(a) (g)	120,000	109,950

JPW Industries Holding Corp.
9.00%, 10/1/2024(a)	100,000	73,855

Manitowoc Co., Inc. (The)
9.00%, 4/1/2026(a)	100,000	90,095

Maxim Crane Works Holdings Capital LLC
10.13%, 8/1/2024(a)	310,000	293,942

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	309

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Machinery – (continued)

Mueller Water Products, Inc.
5.50%, 6/15/2026(a)	$100,000	$103,040

Navistar International Corp.
6.63%, 11/1/2025(a)	400,000	345,160

RBS Global, Inc.
4.88%, 12/15/2025(a)	100,000	98,125

SPX FLOW, Inc.
5.88%, 8/15/2026(a)	100,000	101,710

Stevens Holding Co., Inc.
6.13%, 10/1/2026(a)	100,000	100,930

Terex Corp.
5.63%, 2/1/2025(a)	200,000	182,050

Titan Acquisition Ltd.
7.75%, 4/15/2026(a)	430,000	403,469

Wabash National Corp.
5.50%, 10/1/2025(a)	100,000	82,730

Werner FinCo. LP
8.75%, 7/15/2025(a)	150,000	131,595
		3,148,550

Marine – 0.2%

Stena AB
7.00%, 2/1/2024(a)	310,000	271,963

Media – 9.7%

AMC Networks, Inc.
5.00%, 4/1/2024	250,000	243,625
4.75%, 8/1/2025	350,000	321,492

Cinemark USA, Inc.
5.13%, 12/15/2022	220,000	189,387
4.88%, 6/1/2023	450,000	380,812

Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024(a)	85,000	71,205

CSC Holdings LLC
7.50%, 4/1/2028(a)	400,000	441,895
5.75%, 1/15/2030(a)	450,000	469,277

Cumulus Media New Holdings, Inc.
6.75%, 7/1/2026(a)	100,000	81,920

Diamond Sports Group LLC
5.38%, 8/15/2026(a)	1,498,000	1,145,521
6.63%, 8/15/2027(a)	600,000	331,290

Investments	Principal Amount	Value

Media – (continued)

DISH DBS Corp.
5.88%, 7/15/2022	$250,000	$251,763
5.00%, 3/15/2023	875,000	836,719
5.88%, 11/15/2024	530,000	512,531
7.75%, 7/1/2026	1,325,000	1,311,286

EW Scripps Co. (The)
5.13%, 5/15/2025(a)	100,000	85,480

GCI LLC
6.63%, 6/15/2024(a)	100,000	104,230

Getty Images, Inc.
9.75%, 3/1/2027(a)	150,000	112,065

Gray Television, Inc.
7.00%, 5/15/2027(a)	245,000	247,364

iHeartCommunications, Inc.
6.38%, 5/1/2026	100,000	94,970
8.38%, 5/1/2027	1,100,000	910,635
5.25%, 8/15/2027(a)	265,000	241,720

McGraw-Hill Global Education Holdings LLC
7.88%, 5/15/2024(a)	235,000	152,115

Meredith Corp.
6.88%, 2/1/2026	772,000	666,082

Midcontinent Communications
5.38%, 8/15/2027(a)	200,000	203,580

National CineMedia LLC
5.88%, 4/15/2028(a)	300,000	215,130

Outfront Media Capital LLC
4.63%, 3/15/2030(a)	290,000	266,698

Quebecor Media, Inc.
5.75%, 1/15/2023	400,000	423,652

Radiate Holdco LLC
6.63%, 2/15/2025(a)	240,000	239,352

Sirius XM Radio, Inc.
5.38%, 4/15/2025(a)	825,000	854,906
5.38%, 7/15/2026(a)	200,000	208,760
5.00%, 8/1/2027(a)	100,000	102,934

TEGNA, Inc.
5.00%, 9/15/2029(a)	150,000	133,646

Terrier Media Buyer, Inc.
8.88%, 12/15/2027(a)	820,000	681,625

Univision Communications, Inc.
5.13%, 5/15/2023(a)	285,000	272,531
5.13%, 2/15/2025(a)	540,000	477,225

See Accompanying Notes to the Financial Statements.

310	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Media – (continued)

UPC Holding BV
5.50%, 1/15/2028(a)	$310,000	$301,770

Urban One, Inc.
7.38%, 4/15/2022(a)	35,000	29,909

Videotron Ltd.
5.00%, 7/15/2022	100,000	103,375
5.38%, 6/15/2024(a)	200,000	213,254

WMG Acquisition Corp.
4.88%, 11/1/2024(a)	200,000	201,460

Ziggo Bond Co. BV
6.00%, 1/15/2027(a)	215,000	217,322

Ziggo BV
5.50%, 1/15/2027(a)	20,000	20,437
		14,370,950

Metals & Mining – 1.9%

Alcoa Nederland Holding BV
7.00%, 9/30/2026(a)	200,000	198,930

Allegheny Technologies, Inc.
7.88%, 8/15/2023(d)	150,000	138,313

Arconic Corp.
6.13%, 2/15/2028(a)	100,000	94,375

Baffinland Iron Mines Corp.
8.75%, 7/15/2026(a)	300,000	265,395

Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	645,000	406,124

Commercial Metals Co.
5.75%, 4/15/2026	230,000	229,069

Compass Minerals International, Inc.
6.75%, 12/1/2027(a)	140,000	139,251

FMG Resources August 2006 Pty. Ltd.
4.50%, 9/15/2027(a)	305,000	299,403

Freeport-McMoRan, Inc.
5.40%, 11/14/2034	100,000	94,330

Hudbay Minerals, Inc.
7.25%, 1/15/2023(a)	100,000	91,770

Infrabuild Australia Pty. Ltd.
12.00%, 10/1/2024(a)	200,000	171,460

JW Aluminum Continuous Cast Co.
10.25%, 6/1/2026(a)	150,000	152,940

Investments	Principal Amount	Value

Metals & Mining – (continued)

Mineral Resources Ltd.
8.13%, 5/1/2027(a)	$300,000	$310,365

Northwest Acquisitions ULC
7.13%, 11/1/2022(a)	255,000	26,456

Warrior Met Coal, Inc.
8.00%, 11/1/2024(a)	210,000	197,201
		2,815,382

Mortgage Real Estate Investment Trusts (REITs) – 0.2%

Starwood Property Trust, Inc.
5.00%, 12/15/2021	128,000	120,403
4.75%, 3/15/2025	200,000	170,460
		290,863

Oil, Gas & Consumable Fuels – 9.2%

Alliance Resource Operating Partners LP
7.50%, 5/1/2025(a)	245,000	160,475

Antero Midstream Partners LP
5.38%, 9/15/2024	400,000	314,500

Antero Resources Corp.
5.13%, 12/1/2022	300,000	210,585
5.63%, 6/1/2023	350,000	207,882

Ascent Resources Utica Holdings LLC
10.00%, 4/1/2022(a)	250,000	206,563
7.00%, 11/1/2026(a)	260,000	147,446

Berry Petroleum Co. LLC
7.00%, 2/15/2026(a)	140,000	66,094

Blue Racer Midstream LLC
6.13%, 11/15/2022(a)	200,000	170,890

Bruin E&P Partners LLC
8.88%, 8/1/2023(a)	200,000	8,000

Callon Petroleum Co.
6.25%, 4/15/2023	100,000	21,375

Calumet Specialty Products Partners LP
7.63%, 1/15/2022	30,000	25,513
7.75%, 4/15/2023	150,000	118,905
11.00%, 4/15/2025(a)	150,000	117,188

Cheniere Energy Partners LP
5.25%, 10/1/2025	350,000	336,280
5.63%, 10/1/2026	260,000	249,678

Chesapeake Energy Corp.
7.00%, 10/1/2024	695,000	20,850
11.50%, 1/1/2025(a)	846,000	33,840

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	311

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Citgo Holding, Inc.
9.25%, 8/1/2024(a)	$490,000	$444,062

CNX Resources Corp.
5.88%, 4/15/2022	150,000	148,500
7.25%, 3/14/2027(a)	365,000	328,974

Comstock Resources, Inc.
7.50%, 5/15/2025(a)	280,000	236,600
9.75%, 8/15/2026	450,000	391,932

CONSOL Energy, Inc.
11.00%, 11/15/2025(a)	125,000	54,663

Crestwood Midstream Partners LP
6.25%, 4/1/2023(d)	150,000	110,280
5.75%, 4/1/2025	100,000	72,625

CVR Energy, Inc.
5.75%, 2/15/2028(a)	150,000	127,764

DCP Midstream LP
Series A, 7.38%, 12/15/2022(b) (c)	250,000	96,811

Delek Logistics Partners LP
6.75%, 5/15/2025	100,000	96,480

Denbury Resources, Inc.
9.00%, 5/15/2021(a)	150,000	27,847
7.75%, 2/15/2024(a)	350,000	65,555

Energy Transfer Operating LP
Series A, 6.25%, 2/15/2023(b) (c)	310,000	217,541

Energy Ventures Gom LLC
11.00%, 2/15/2023(a)	100,000	57,230

EnLink Midstream LLC
5.38%, 6/1/2029	50,000	31,290

EnLink Midstream Partners LP
Series C, 6.00%, 12/15/2022(b) (c)	50,000	14,250
5.45%, 6/1/2047	50,000	20,638

Enviva Partners LP
6.50%, 1/15/2026(a)	220,000	231,825

EQT Corp.
7.00%, 2/1/2030(d)	120,000	114,150

Extraction Oil & Gas, Inc.
7.38%, 5/15/2024(a)	200,000	32,892

Genesis Energy LP
6.00%, 5/15/2023	100,000	89,010
6.50%, 10/1/2025	350,000	296,188
6.25%, 5/15/2026	250,000	210,525

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Global Partners LP
7.00%, 6/15/2023	$100,000	$87,730

Gran Tierra Energy International Holdings Ltd.
6.25%, 2/15/2025(a)	200,000	44,882

Gulfport Energy Corp.
6.00%, 10/15/2024	100,000	50,375
6.38%, 1/15/2026	960,000	443,616

Hilcorp Energy I LP
5.00%, 12/1/2024(a)	300,000	171,690
6.25%, 11/1/2028(a)	60,000	31,476

Indigo Natural Resources LLC
6.88%, 2/15/2026(a)	110,000	102,993

Ithaca Energy North Sea plc
9.38%, 7/15/2024(a)	200,000	121,250

Jonah Energy LLC
7.25%, 10/15/2025(a)	110,000	2,475

Laredo Petroleum, Inc.
9.50%, 1/15/2025	195,000	83,489

Magnolia Oil & Gas Operating LLC
6.00%, 8/1/2026(a)	200,000	166,000

MEG Energy Corp.
7.00%, 3/31/2024(a)	222,000	158,774

Montage Resources Corp.
8.88%, 7/15/2023	210,000	172,526

Moss Creek Resources Holdings, Inc.
10.50%, 5/15/2027(a)	300,000	114,630

Murphy Oil Corp.
6.88%, 8/15/2024	128,000	91,546
5.75%, 8/15/2025	180,000	125,136
5.88%, 12/1/2027	360,000	245,466

Natural Resource Partners LP
9.13%, 6/30/2025(a)	150,000	127,095

Neptune Energy Bondco plc
6.63%, 5/15/2025(a)	200,000	134,250

NGL Energy Partners LP
7.50%, 11/1/2023	225,000	153,844
6.13%, 3/1/2025	200,000	131,460
7.50%, 4/15/2026	300,000	196,785

Oasis Petroleum, Inc.
6.88%, 3/15/2022	250,000	38,438
6.25%, 5/1/2026(a)	100,000	13,630

See Accompanying Notes to the Financial Statements.

312	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Occidental Petroleum Corp.
2.60%, 8/13/2021	$495,000	$465,300
3.13%, 2/15/2022	175,000	160,160
2.60%, 4/15/2022	250,000	221,250
2.70%, 8/15/2022	65,000	56,875
2.70%, 2/15/2023	265,000	228,960
6.95%, 7/1/2024	120,000	103,752
3.45%, 7/15/2024	35,000	24,675
2.90%, 8/15/2024	155,000	117,025
5.55%, 3/15/2026	250,000	194,650

Par Petroleum LLC
7.75%, 12/15/2025(a)	100,000	71,230

Parkland Fuel Corp.
6.00%, 4/1/2026(a)	100,000	96,715
5.88%, 7/15/2027(a)	200,000	192,930

PBF Holding Co. LLC
6.00%, 2/15/2028(a)	150,000	107,722

PBF Logistics LP
6.88%, 5/15/2023	100,000	77,620

Peabody Energy Corp.
6.00%, 3/31/2022(a)	190,000	141,787
6.38%, 3/31/2025(a)	125,000	74,769

Plains All American Pipeline LP
Series B, 6.13%, 11/15/2022(b) (c)	200,000	134,415

Range Resources Corp.
5.00%, 3/15/2023	260,000	230,425
4.88%, 5/15/2025	200,000	156,250

Rockpoint Gas Storage Canada Ltd.
7.00%, 3/31/2023(a)	100,000	77,730

Ruby Pipeline LLC
6.50%, 4/1/2022(a) (d)	136,364	126,870

SM Energy Co.
6.75%, 9/15/2026	200,000	55,920

Southwestern Energy Co.
6.20%, 1/23/2025(d)	420,000	374,304
7.75%, 10/1/2027	175,000	153,387

Summit Midstream Holdings LLC
5.50%, 8/15/2022	100,000	24,705
5.75%, 4/15/2025	300,000	62,250

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Sunoco LP
4.88%, 1/15/2023	$200,000	$195,460
6.00%, 4/15/2027	200,000	196,160

Tallgrass Energy Partners LP
5.50%, 9/15/2024(a)	250,000	191,563

TerraForm Power Operating LLC
4.75%, 1/15/2030(a)	200,000	205,920

Vine Oil & Gas LP
9.75%, 4/15/2023(a)	150,000	76,500

W&T Offshore, Inc.
9.75%, 11/1/2023(a)	200,000	67,250

Whiting Petroleum Corp.
5.75%, 3/15/2021(e)	200,000	21,130
6.25%, 4/1/2023(e)	200,000	20,750
6.63%, 1/15/2026(e)	450,000	47,835
		13,697,496

Paper & Forest Products – 0.4%

Boise Cascade Co.
5.63%, 9/1/2024(a)	100,000	100,230

Louisiana-Pacific Corp.
4.88%, 9/15/2024	100,000	97,270

Mercer International, Inc.
7.38%, 1/15/2025	100,000	96,520

Norbord, Inc.
5.75%, 7/15/2027(a)	200,000	183,420

Schweitzer-Mauduit International, Inc.
6.88%, 10/1/2026(a)	100,000	99,730
		577,170

Personal Products – 0.3%

Avon Products, Inc.
7.00%, 3/15/2023(d)	210,000	201,235

Revlon Consumer Products Corp.
5.75%, 2/15/2021(d)	210,000	95,686

Walnut Bidco plc
9.13%, 8/1/2024(a)	200,000	170,948
		467,869

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	313

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Pharmaceuticals – 2.7%

Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	$700,000	$777,000
8.50%, 1/31/2027(a)	850,000	940,993

Bausch Health Cos., Inc.
6.13%, 4/15/2025(a)	715,000	727,655
7.00%, 1/15/2028(a)	170,000	177,166
7.25%, 5/30/2029(a)	290,000	310,816
5.25%, 1/30/2030(a)	220,000	218,902

Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026(a)	100,000	103,210

Elanco Animal Health, Inc.
5.65%, 8/28/2028(d)	100,000	111,250

Endo Finance LLC
5.38%, 1/15/2023(a) (d)	440,000	333,212

HLF Financing Sarl LLC
7.25%, 8/15/2026(a)	245,000	239,475
		3,939,679

Professional Services – 0.5%

AMN Healthcare, Inc.
4.63%, 10/1/2027(a)	110,000	107,481

ASGN, Inc.
4.63%, 5/15/2028(a)	100,000	92,685

Dun & Bradstreet Corp. (The)
10.25%, 2/15/2027(a)	425,000	467,351
		667,517

Real Estate Management & Development – 0.6%

Greystar Real Estate Partners LLC
5.75%, 12/1/2025(a)	100,000	92,625

Howard Hughes Corp. (The)
5.38%, 3/15/2025(a)	200,000	195,118

Hunt Cos., Inc.
6.25%, 2/15/2026(a)	330,000	282,414

Realogy Group LLC
4.88%, 6/1/2023(a)	260,000	199,324

WeWork Cos., Inc.
7.88%, 5/1/2025(a)	400,000	164,500
		933,981

Investments	Principal Amount	Value

Road & Rail – 1.8%

Algeco Global Finance plc
8.00%, 2/15/2023(a)	$310,000	$273,187

Capitol Investment Merger Sub 2 LLC
10.00%, 8/1/2024(a)	285,000	267,130

Kenan Advantage Group, Inc. (The)
7.88%, 7/31/2023(a)	160,000	135,018

Uber Technologies, Inc.
8.00%, 11/1/2026(a)	1,150,000	1,185,432
7.50%, 9/15/2027(a)	760,000	780,064
		2,640,831

Semiconductors & Semiconductor Equipment – 0.3%

Amkor Technology, Inc.
6.63%, 9/15/2027(a)	150,000	154,823

Entegris, Inc.
4.63%, 2/10/2026(a)	100,000	100,710

Qorvo, Inc.
5.50%, 7/15/2026	200,000	210,940
		466,473

Software – 2.7%

ACI Worldwide, Inc.
5.75%, 8/15/2026(a)	200,000	200,420

Ascend Learning LLC
6.88%, 8/1/2025(a)	200,000	199,460

Blackboard, Inc.
10.38%, 11/15/2024(a)	150,000	141,937

Castle US Holding Corp.
9.50%, 2/15/2028(a)	100,000	94,470

CDK Global, Inc.
5.88%, 6/15/2026	150,000	157,823
4.88%, 6/1/2027	150,000	150,495

Change Healthcare Holdings LLC
5.75%, 3/1/2025(a)	280,000	275,498

Granite Merger Sub 2, Inc.
11.00%, 7/15/2027(a)	175,000	170,992

j2 Cloud Services LLC
6.00%, 7/15/2025(a)	80,000	81,216

NortonLifeLock, Inc.
5.00%, 4/15/2025(a)	450,000	455,063

See Accompanying Notes to the Financial Statements.

314	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Software – (continued)

Nuance Communications, Inc.
5.63%, 12/15/2026	$200,000	$210,800

Open Text Corp.
5.88%, 6/1/2026(a)	500,000	527,325

Solera LLC
10.50%, 3/1/2024(a)	342,000	342,068

SS&C Technologies, Inc.
5.50%, 9/30/2027(a)	500,000	514,850

Veritas US, Inc.
10.50%, 2/1/2024(a)	540,000	485,892
		4,008,309

Specialty Retail – 3.3%

AAG FH LP
9.75%, 7/15/2024(a)	100,000	87,750

Bed Bath & Beyond, Inc.
5.17%, 8/1/2044	50,000	21,875

eG Global Finance plc
6.75%, 2/7/2025(a)	500,000	457,600
8.50%, 10/30/2025(a)	200,000	196,040

Guitar Center, Inc.
9.50%, 10/15/2021(a)	310,000	215,651

J. Crew Brand LLC
13.00%, 9/15/2021(a)	30,000	27,225

L Brands, Inc.
5.63%, 10/15/2023	165,000	135,333
5.25%, 2/1/2028	285,000	205,813
7.50%, 6/15/2029	17,000	12,641
6.88%, 11/1/2035	100,000	74,085

Michaels Stores, Inc.
8.00%, 7/15/2027(a)	185,000	128,510

Murphy Oil USA, Inc.
5.63%, 5/1/2027	50,000	51,833

Party City Holdings, Inc.
6.13%, 8/15/2023(a)	300,000	29,250
6.63%, 8/1/2026(a)	200,000	20,750

Penske Automotive Group, Inc.
5.50%, 5/15/2026	110,000	101,161

PetSmart, Inc.
7.13%, 3/15/2023(a)	200,000	192,750
5.88%, 6/1/2025(a)	34,000	34,468
8.88%, 6/1/2025(a)	1,200,000	1,171,500

Investments	Principal Amount	Value

Specialty Retail – (continued)

Sally Holdings LLC
5.63%, 12/1/2025	$300,000	$247,440

Sonic Automotive, Inc.
6.13%, 3/15/2027	150,000	130,065

SRS Distribution, Inc.
8.25%, 7/1/2026(a)	150,000	138,810

Staples, Inc.
7.50%, 4/15/2026(a)	1,215,000	965,561
10.75%, 4/15/2027(a)	500,000	287,325
		4,933,436

Technology Hardware, Storage & Peripherals – 0.3%

NCR Corp.
6.13%, 9/1/2029(a)	255,000	254,273

Western Digital Corp.
4.75%, 2/15/2026	130,000	133,209

Xerox Corp.
4.12%, 3/15/2023(d)	125,000	125,150
		512,632

Textiles, Apparel & Luxury Goods – 0.2%

Eagle Intermediate Global Holding BV
7.50%, 5/1/2025(a)	400,000	224,000

William Carter Co. (The)
5.63%, 3/15/2027(a)	100,000	101,956
		325,956

Thrifts & Mortgage Finance – 0.2%

Ladder Capital Finance Holdings LLLP
REIT, 5.25%, 3/15/2022(a)	115,000	95,594
REIT, 4.25%, 2/1/2027(a)	100,000	70,125

Provident Funding Associates LP
6.38%, 6/15/2025(a)	180,000	153,864
		319,583

Tobacco – 0.6%

Vector Group Ltd.
6.13%, 2/1/2025(a)	525,000	512,531
10.50%, 11/1/2026(a)	340,000	314,381
		826,912

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	315

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Trading Companies & Distributors – 0.7%

Ahern Rentals, Inc.
7.38%, 5/15/2023(a)	$335,000	$160,029

Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/1/2025(a)	300,000	248,190

HD Supply, Inc.
5.38%, 10/15/2026(a)	100,000	102,570

United Rentals North America, Inc.
6.50%, 12/15/2026	500,000	519,825
		1,030,614

Wireless Telecommunication Services – 3.8%

C&W Senior Financing DAC
7.50%, 10/15/2026(a)	100,000	100,602
6.88%, 9/15/2027(a)	400,000	397,320

Connect Finco SARL
6.75%, 10/1/2026(a)	1,200,000	1,140,780

Hughes Satellite Systems Corp.
6.63%, 8/1/2026	255,000	273,641

Sprint Corp.
7.25%, 9/15/2021	350,000	368,655
7.88%, 9/15/2023	700,000	790,335
7.13%, 6/15/2024	250,000	281,930
7.63%, 2/15/2025	300,000	346,125

T-Mobile USA, Inc.
4.50%, 2/1/2026	555,000	574,397
4.75%, 2/1/2028	1,025,000	1,081,037

Vodafone Group plc
7.00%, 4/4/2079(c)	200,000	229,477
		5,584,299
Total Corporate Bonds (Cost $162,956,643)		144,662,838

Total Investments – 97.2% (Cost $162,956,643)		144,662,838

Other Assets Less Liabilities – 2.8%		4,108,708
NET ASSETS – 100.0%		$148,771,546
(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Perpetual security. The rate reflected was the rate in effect on April 30, 2020. The maturity date reflects the next call date.

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2020.

(e)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2020.

(g)	Payment in-kind security.

Percentages shown are based on Net Assets.

Abbreviations

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

SCA – Limited partnership with share capital

USD – US Dollar

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$961,802
Aggregate gross unrealized depreciation	(19,263,330)
Net unrealized depreciation	$(18,301,528)
Federal income tax cost	$162,964,366

See Accompanying Notes to the Financial Statements.

316	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

April 30, 2020 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 81.9%

Aerospace & Defense – 1.6%

Boeing Co. (The)
2.30%, 8/1/2021	$580,000	$570,523
8.75%, 8/15/2021	827,000	852,244

General Dynamics Corp.
(ICE LIBOR USD 3 Month + 0.29%), 2.02%, 5/11/2020(a)	700,000	699,961
2.88%, 5/11/2020	800,000	800,365

Northrop Grumman Corp.
2.08%, 10/15/2020	1,000,000	1,005,434
3.50%, 3/15/2021	204,000	207,901

Precision Castparts Corp.
2.25%, 6/15/2020	1,000,000	1,000,480
		5,136,908

Agricultural Products – 0.7%

Cargill, Inc.
1.38%, 7/23/2023(b)	2,100,000	2,111,604

Air Freight & Logistics – 0.3%

FedEx Corp.
2.63%, 8/1/2022	1,000,000	1,023,595

Airlines – 0.8%

Southwest Airlines Co.
2.65%, 11/5/2020	2,560,000	2,552,279

Apparel, Accessories & Luxury Goods – 0.4%

VF Corp.
2.05%, 4/23/2022	1,200,000	1,213,034

Asset Management & Custody Banks – 1.1%

Ameriprise Financial, Inc.
3.00%, 3/22/2022	900,000	929,959

Bank of New York Mellon (The)
(ICE LIBOR USD 3 Month + 0.28%), 1.53%, 6/4/2021(a)	2,700,000	2,685,478
		3,615,437

Automobile Manufacturers – 2.9%

BMW US Capital LLC
3.80%, 4/6/2023(b)	1,500,000	1,564,430

Investments	Principal Amount	Value

Automobile Manufacturers – (continued)

Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.53%), 2.27%, 5/5/2020(a) (b)	$92,000	$91,997
(ICE LIBOR USD 3 Month + 0.45%), 2.13%, 2/22/2021(a) (b)	1,650,000	1,611,411

Hyundai Capital America
2.85%, 11/1/2022(b)	670,000	654,439

Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.39%), 1.76%, 9/28/2020(a) (b)	250,000	244,536
(ICE LIBOR USD 3 Month + 0.63%), 1.83%, 9/21/2021(a) (b)	762,000	701,603

Toyota Motor Corp.
2.16%, 7/2/2022	1,000,000	1,016,166

Volkswagen Group of America Finance LLC
(ICE LIBOR USD 3 Month + 0.77%), 2.48%, 11/13/2020(a) (b)	3,500,000	3,466,516
		9,351,098

Automotive Retail – 0.9%

AutoZone, Inc.
4.00%, 11/15/2020	900,000	907,878
3.70%, 4/15/2022	2,000,000	2,064,398
		2,972,276

Biotechnology – 0.4%

AbbVie, Inc.
2.50%, 5/14/2020	1,150,000	1,150,432

Broadcasting – 0.3%

Fox Corp.
3.67%, 1/25/2022	800,000	829,587

Cable & Satellite – 1.1%

Comcast Corp.
(ICE LIBOR USD 3 Month + 0.33%), 1.76%, 10/1/2020(a)	3,395,000	3,397,138

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	317

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Communications Equipment – 0.3%

Cisco Systems, Inc.
2.20%, 2/28/2021	$950,000	$962,191

Consumer Finance – 7.5%

AerCap Ireland Capital DAC
5.00%, 10/1/2021	1,000,000	956,856
4.45%, 12/16/2021	1,000,000	933,003

American Express Co.
3.00%, 2/22/2021	520,000	525,844
(ICE LIBOR USD 3 Month + 0.53%), 2.22%, 5/17/2021(a)	612,000	609,041

American Express Credit Corp.
Series F, (ICE LIBOR USD 3 Month + 1.05%), 1.79%, 9/14/2020(a)	1,750,000	1,750,590

American Honda Finance Corp.
3.00%, 6/16/2020	250,000	250,129
(ICE LIBOR USD 3 Month + 0.35%), 1.12%, 6/11/2021(a)	1,200,000	1,188,927
1.70%, 9/9/2021	500,000	499,010
(ICE LIBOR USD 3 Month + 0.37%), 2.10%, 5/10/2023(a)	2,500,000	2,394,088

Capital One Financial Corp.
2.50%, 5/12/2020	725,000	725,172
(ICE LIBOR USD 3 Month + 0.95%), 1.95%, 3/9/2022(a)	235,000	231,060

Caterpillar Financial Services Corp.
1.85%, 9/4/2020	600,000	601,842
(ICE LIBOR USD 3 Month + 0.23%), 0.97%, 3/15/2021(a)	160,000	159,459
Series I, (ICE LIBOR USD 3 Month + 0.39%), 2.08%, 5/17/2021(a)	1,000,000	993,763
(ICE LIBOR USD 3 Month + 0.28%), 1.28%, 9/7/2021(a)	2,091,000	2,068,109

General Motors Financial Co., Inc.
2.45%, 11/6/2020	751,000	743,256

Investments	Principal Amount	Value

Consumer Finance – (continued)

John Deere Capital Corp.
(ICE LIBOR USD 3 Month + 0.29%), 1.49%, 6/22/2020(a)	$596,000	$595,704
(ICE LIBOR USD 3 Month + 0.17%), 1.49%, 10/9/2020(a)	690,000	687,959
(ICE LIBOR USD 3 Month + 0.26%), 1.16%, 9/10/2021(a)	1,554,000	1,538,149

PACCAR Financial Corp.
2.00%, 9/26/2022	200,000	203,051
2.65%, 4/6/2023	1,000,000	1,037,382

Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.13%), 1.83%, 8/13/2021(a)	4,000,000	3,948,042
(ICE LIBOR USD 3 Month + 0.29%), 1.68%, 10/7/2021(a)	1,200,000	1,185,939
		23,826,375

Data Processing & Outsourced Services – 0.9%

Fiserv, Inc.
2.70%, 6/1/2020	2,050,000	2,050,696

PayPal Holdings, Inc.
2.20%, 9/26/2022	900,000	917,085
		2,967,781

Diversified Banks – 21.0%

Australia & New Zealand Banking Group Ltd.
(ICE LIBOR USD 3 Month + 0.46%), 2.15%, 5/17/2021(a) (b)	1,000,000	995,428
2.05%, 11/21/2022	1,900,000	1,937,423

Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.38%), 1.42%, 1/23/2022(a)	1,742,000	1,709,417

Bank of Montreal
Series D, 3.10%, 4/13/2021	1,650,000	1,684,790
2.90%, 3/26/2022	1,500,000	1,545,319

Bank of Nova Scotia (The)
2.15%, 7/14/2020	734,000	736,293

See Accompanying Notes to the Financial Statements.

318	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Diversified Banks – (continued)
(ICE LIBOR USD 3 Month + 0.29%), 1.64%, 1/8/2021(a)	$670,000	$667,754
(ICE LIBOR USD 3 Month + 0.42%), 1.41%, 1/25/2021(a)	1,000,000	996,579
1.63%, 5/1/2023	2,000,000	2,000,824

Banque Federative du Credit Mutuel SA
2.13%, 11/21/2022(b)	1,400,000	1,413,480

Barclays Bank plc
(ICE LIBOR USD 3 Month + 0.65%), 2.39%, 8/7/2020(a)	144,000	143,781

BNP Paribas SA
2.38%, 5/21/2020	1,110,000	1,110,725
5.00%, 1/15/2021	35,000	35,994
2.95%, 5/23/2022(b)	1,300,000	1,323,127

Canadian Imperial Bank of Commerce
(SOFR + 0.80%), 1.06%, 3/17/2023(a)	2,400,000	2,314,876

Citibank NA
(ICE LIBOR USD 3 Month + 0.57%), 1.61%, 7/23/2021(a)	900,000	894,980
3.16%, 2/19/2022(c)	2,000,000	2,025,710

Citigroup, Inc.
2.65%, 10/26/2020	560,000	563,962
2.70%, 3/30/2021	500,000	506,955

Cooperatieve Rabobank UA
2.50%, 1/19/2021	1,130,000	1,143,224
(ICE LIBOR USD 3 Month + 0.43%), 1.42%, 4/26/2021(a)	1,020,000	1,020,227

DBS Group Holdings Ltd.
(ICE LIBOR USD 3 Month + 0.49%), 1.49%, 6/8/2020(a) (b)	100,000	99,998
2.85%, 4/16/2022(b)	1,200,000	1,225,434

HSBC Holdings plc
(ICE LIBOR USD 3 Month + 0.60%), 2.29%, 5/18/2021(a)	1,605,000	1,604,902

Investments	Principal Amount	Value

Diversified Banks – (continued)
(ICE LIBOR USD 3 Month + 0.65%), 1.43%, 9/11/2021(a)	$2,000,000	$1,985,464

JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.68%), 2.26%, 6/1/2021(a)	504,000	503,941
2.40%, 6/7/2021	1,055,000	1,067,501

Lloyds Bank plc
(ICE LIBOR USD 3 Month + 0.49%), 2.23%, 5/7/2021(a)	1,038,000	1,030,750

Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 1.64%, 7/26/2021(a)	695,000	691,665
3.22%, 3/7/2022	1,200,000	1,233,181
2.62%, 7/18/2022	1,600,000	1,634,147

National Australia Bank Ltd.
(ICE LIBOR USD 3 Month + 0.71%), 2.46%, 11/4/2021(a) (b)	2,000,000	1,995,499
(ICE LIBOR USD 3 Month + 0.41%), 1.18%, 12/13/2022(a) (b)	1,000,000	983,796

Royal Bank of Canada
(ICE LIBOR USD 3 Month + 0.39%), 1.15%, 4/30/2021(a)	1,000,000	999,087
(ICE LIBOR USD 3 Month + 0.73%), 2.49%, 2/1/2022(a)	1,813,000	1,802,851
(ICE LIBOR USD 3 Month + 0.36%), 1.49%, 1/17/2023(a)	1,000,000	976,316

Santander UK plc
(ICE LIBOR USD 3 Month + 0.62%), 2.20%, 6/1/2021(a)	672,000	668,880

Skandinaviska Enskilda Banken AB
2.63%, 3/15/2021	850,000	862,786
(ICE LIBOR USD 3 Month + 0.43%), 2.12%, 5/17/2021(a) (b)	1,110,000	1,106,112

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	319

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Diversified Banks – (continued)
2.20%, 12/12/2022(b)	$600,000	$611,634

Sumitomo Mitsui Financial Group, Inc.
2.06%, 7/14/2021	941,000	948,008

Svenska Handelsbanken AB
2.45%, 3/30/2021	300,000	304,082
(ICE LIBOR USD 3 Month + 0.47%), 2.15%, 5/24/2021(a)	2,500,000	2,491,776
3.35%, 5/24/2021	1,705,000	1,749,534

Toronto-Dominion Bank (The)
(ICE LIBOR USD 3 Month + 0.26%), 1.10%, 9/17/2020(a)	251,000	250,654
(ICE LIBOR USD 3 Month + 0.27%), 1.11%, 3/17/2021(a)	1,125,000	1,120,262
(ICE LIBOR USD 3 Month + 0.43%), 1.20%, 6/11/2021(a)	1,000,000	995,182
(ICE LIBOR USD 3 Month + 0.30%), 1.06%, 7/30/2021(a)	2,300,000	2,274,886

US Bank NA
(ICE LIBOR USD 3 Month + 0.31%), 2.06%, 2/4/2021(a)	2,500,000	2,496,375
(ICE LIBOR USD 3 Month + 0.18%), 1.29%, 1/21/2022(a)	2,000,000	1,979,101

Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.38%), 2.08%, 5/21/2021(a)	900,000	895,145
(ICE LIBOR USD 3 Month + 0.50%), 1.54%, 7/23/2021(a)	2,400,000	2,388,662

Westpac Banking Corp.
2.30%, 5/26/2020	1,104,000	1,104,974
2.65%, 1/25/2021	105,000	106,205
(ICE LIBOR USD 3 Month + 0.39%), 1.70%, 1/13/2023(a)	1,100,000	1,084,923
2.00%, 1/13/2023	510,000	521,670
		66,566,251

Investments	Principal Amount	Value

Diversified Capital Markets – 2.3%

Credit Suisse AG
2.10%, 11/12/2021	$700,000	$707,882
(SOFR + 0.45%), 0.46%, 2/4/2022(a)	4,000,000	3,890,737

Macquarie Bank Ltd.
2.10%, 10/17/2022(b)	700,000	707,437

UBS Group AG
(ICE LIBOR USD 3 Month + 1.44%), 2.64%, 9/24/2020(a) (b)	2,000,000	2,008,880
		7,314,936

Electric Utilities – 1.7%

Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 2.20%, 5/14/2021(a) (b)	1,000,000	996,983
3.55%, 9/15/2021	150,000	153,845
2.40%, 8/15/2022	250,000	256,720

Duke Energy Florida LLC
Series A, (ICE LIBOR USD 3 Month + 0.25%), 1.90%, 11/26/2021(a)	600,000	594,030

Florida Power & Light Co.
(ICE LIBOR USD 3 Month + 0.40%), 2.14%, 5/6/2022(a)	1,000,000	991,375

NextEra Energy Capital Holdings, Inc.
2.40%, 9/1/2021	900,000	915,510
2.90%, 4/1/2022	1,352,000	1,397,586
		5,306,049

Environmental & Facilities Services – 1.6%

Republic Services, Inc.
5.25%, 11/15/2021	3,000,000	3,184,851

Waste Management, Inc.
4.75%, 6/30/2020	2,000,000	2,011,522
		5,196,373

Financial Exchanges & Data – 0.5%

Moody’s Corp.
2.75%, 12/15/2021	1,500,000	1,529,721

See Accompanying Notes to the Financial Statements.

320	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Food Retail – 0.6%

Kroger Co. (The)
3.30%, 1/15/2021	$1,340,000	$1,356,569
2.60%, 2/1/2021	500,000	504,268
		1,860,837

Gas Utilities – 0.2%

Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	550,000	552,810

Health Care Distributors – 0.2%

McKesson Corp.
3.65%, 11/30/2020	762,000	771,885

Health Care Equipment – 0.6%

DH Europe Finance II Sarl
2.05%, 11/15/2022	2,000,000	2,032,635

Health Care Services – 0.4%

CVS Health Corp.
3.35%, 3/9/2021	662,000	672,958
2.75%, 12/1/2022	610,000	631,823
		1,304,781

Home Improvement Retail – 0.2%

Home Depot, Inc. (The)
(ICE LIBOR USD 3 Month + 0.15%), 1.46%, 6/5/2020(a)	512,000	512,000
(ICE LIBOR USD 3 Month + 0.31%), 1.89%, 3/1/2022(a)	210,000	207,358
		719,358

Homebuilding – 0.1%

DR Horton, Inc.
2.55%, 12/1/2020	428,000	426,685

Household Appliances – 0.3%

Whirlpool Corp.
4.85%, 6/15/2021	914,000	939,726

Household Products – 0.6%

Kimberly-Clark Corp.
2.15%, 8/15/2020	2,000,000	2,008,064

Investments	Principal Amount	Value

Hypermarkets & Super Centers – 0.5%

Walmart, Inc.
3.63%, 7/8/2020	$1,648,000	$1,657,052

Industrial Conglomerates – 0.8%

General Electric Co.
5.55%, 5/4/2020	1,000,000	1,000,000

Roper Technologies, Inc.
3.00%, 12/15/2020	1,403,000	1,414,416
		2,414,416

Industrial Machinery – 0.2%

Otis Worldwide Corp.
(ICE LIBOR USD 3 Month + 0.45%), 2.09%, 4/5/2023(a) (b)	800,000	778,933

Insurance Brokers – 0.3%

Aon Corp.
2.20%, 11/15/2022	780,000	795,372

Integrated Oil & Gas – 2.0%

BP Capital Markets America, Inc.
4.50%, 10/1/2020	166,000	167,963
2.94%, 4/6/2023	300,000	309,793

BP Capital Markets plc
(ICE LIBOR USD 3 Month + 0.25%), 1.93%, 11/24/2020(a)	1,606,000	1,593,545

Exxon Mobil Corp.
1.57%, 4/15/2023	3,000,000	3,040,534

Total Capital International SA
2.22%, 7/12/2021	1,200,000	1,211,414
		6,323,249

Integrated Telecommunication Services – 2.6%

AT&T, Inc.
2.45%, 6/30/2020	985,000	986,021
(ICE LIBOR USD 3 Month + 0.95%), 2.17%, 7/15/2021(a)	2,386,000	2,383,185

Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.23%, 5/22/2020(a)	3,414,000	3,416,538

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	321

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Integrated Telecommunication Services – (continued)
4.60%, 4/1/2021	$775,000	$800,760
(ICE LIBOR USD 3 Month + 1.00%), 1.74%, 3/16/2022(a)	620,000	620,959
		8,207,463

Internet & Direct Marketing Retail – 0.3%

eBay, Inc.
2.88%, 8/1/2021	1,050,000	1,070,013

Investment Banking & Brokerage – 1.8%

Charles Schwab Corp. (The)
4.45%, 7/22/2020	1,500,000	1,510,920
(ICE LIBOR USD 3 Month + 0.32%), 2.02%, 5/21/2021(a)	515,000	510,872
3.25%, 5/21/2021	590,000	601,979

Goldman Sachs Bank USA
3.20%, 6/5/2020	108,000	108,206

Goldman Sachs Group, Inc. (The)
2.63%, 4/25/2021	180,000	182,134

Morgan Stanley
(ICE LIBOR USD 3 Month + 1.40%), 2.51%, 4/21/2021(a)	1,500,000	1,505,337
5.50%, 7/28/2021	100,000	104,945
(SOFR + 0.70%), 0.71%, 1/20/2023(a)	1,200,000	1,159,493
		5,683,886

IT Consulting & Other Services – 0.0%(d)

IBM Credit LLC
(ICE LIBOR USD 3 Month + 0.47%), 2.08%, 11/30/2020(a)	110,000	110,104

Life & Health Insurance – 1.5%

Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.30%), 1.52%, 10/15/2020(a) (b)	1,145,000	1,141,607
(ICE LIBOR USD 3 Month + 0.48%), 1.25%, 6/11/2021(a) (b)	500,000	494,454

Investments	Principal Amount	Value

Life & Health Insurance – (continued)

Prudential Financial, Inc.
4.50%, 11/15/2020	$3,000,000	$3,055,243
		4,691,304

Managed Health Care – 2.2%

Cigna Corp.
3.20%, 9/17/2020	1,380,000	1,389,384
(ICE LIBOR USD 3 Month + 0.65%), 1.49%, 9/17/2021(a)	1,000,000	983,383

UnitedHealth Group, Inc.
(ICE LIBOR USD 3 Month + 0.07%), 1.29%, 10/15/2020(a)	3,000,000	2,993,342
2.88%, 12/15/2021	1,020,000	1,051,058
2.38%, 10/15/2022	500,000	517,858
		6,935,025

Movies & Entertainment – 0.4%

TWDC Enterprises 18 Corp.
1.80%, 6/5/2020	1,000,000	1,000,894

Walt Disney Co. (The)
(ICE LIBOR USD 3 Month + 0.25%), 1.83%, 9/1/2021(a)	300,000	298,425
		1,299,319

Multi-line Insurance – 0.5%

New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.28%), 1.39%, 1/21/2022(a) (b)	1,600,000	1,578,476

Multi-Sector Holdings – 0.4%

BNG Bank NV
0.75%, 4/17/2023(b)	1,200,000	1,207,056

Multi-Utilities – 0.1%

DTE Energy Co.
Series B, 3.30%, 6/15/2022	175,000	180,407

Oil & Gas Equipment & Services – 0.0%(d)

Schlumberger Finance Canada Ltd.
2.20%, 11/20/2020(b)	25,000	24,923

See Accompanying Notes to the Financial Statements.

322	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil & Gas Exploration & Production – 0.2%

Apache Corp.
3.63%, 2/1/2021	$790,000	$764,194

Oil & Gas Refining & Marketing – 0.2%

Phillips 66
3.70%, 4/6/2023	600,000	623,615

Oil & Gas Storage & Transportation – 0.2%

Energy Transfer Operating LP
4.65%, 6/1/2021	440,000	439,893

MPLX LP
(ICE LIBOR USD 3 Month + 0.90%), 1.90%, 9/9/2021(a)	100,000	94,103
		533,996

Other Diversified Financial Services – 0.5%

GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	1,000,000	1,002,165

Kreditanstalt fuer Wiederaufbau
2.38%, 3/24/2021	535,211	545,002
		1,547,167

Packaged Foods & Meats – 1.7%

Mondelez International Holdings Netherlands BV
2.13%, 9/19/2022(b)	1,360,000	1,383,006

Tyson Foods, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.13%, 6/2/2020(a)	1,717,000	1,717,604
2.25%, 8/23/2021	1,710,000	1,733,570

Unilever Capital Corp.
2.10%, 7/30/2020	420,000	421,116
		5,255,296

Paper Products – 0.3%

Georgia-Pacific LLC
5.40%, 11/1/2020(b)	1,000,000	1,021,170

Pharmaceuticals – 0.8%

GlaxoSmithKline Capital plc
(ICE LIBOR USD 3 Month + 0.35%), 2.05%, 5/14/2021(a)	1,420,000	1,417,418

Investments	Principal Amount	Value

Pharmaceuticals – (continued)
3.13%, 5/14/2021	$500,000	$511,913

Pfizer, Inc.
1.95%, 6/3/2021	550,000	558,309
		2,487,640

Property & Casualty Insurance – 0.4%

Allstate Corp. (The)
(ICE LIBOR USD 3 Month + 0.43%), 1.80%, 3/29/2021(a)	1,290,000	1,282,737

Regional Banks – 7.0%

ABN AMRO Bank NV
(ICE LIBOR USD 3 Month + 0.57%), 2.21%, 8/27/2021(a) (b)	1,100,000	1,095,470

Bank of America NA
(ICE LIBOR USD 3 Month + 0.32%), 1.31%, 7/26/2021(a)	4,000,000	3,968,567

Capital One Bank USA NA
2.01%, 1/27/2023(c)	3,150,000	3,119,306

Capital One NA
2.15%, 9/6/2022	500,000	498,789

Citizens Bank NA
(ICE LIBOR USD 3 Month + 0.72%), 2.42%, 2/14/2022(a)	2,000,000	1,972,782

Discover Bank
3.10%, 6/4/2020	2,500,000	2,500,442

Fifth Third Bancorp
2.88%, 7/27/2020	1,000,000	1,002,470

Fifth Third Bank NA
(ICE LIBOR USD 3 Month + 0.25%), 1.01%, 10/30/2020(a)	1,500,000	1,495,366
2.25%, 6/14/2021	460,000	465,436

PNC Bank NA
(ICE LIBOR USD 3 Month + 0.36%), 2.05%, 5/19/2020(a)	900,000	900,051

Truist Bank
(ICE LIBOR USD 3 Month + 0.59%), 2.28%, 5/17/2022(a)	3,000,000	2,973,132

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	323

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Regional Banks – (continued)

Truist Financial Corp.
3.05%, 6/20/2022	$2,268,000	$2,344,684
		22,336,495

Residential REITs – 0.3%

American Campus Communities Operating Partnership LP
REIT, 3.75%, 4/15/2023	985,000	998,963

Restaurants – 0.6%

McDonald’s Corp.
2.75%, 12/9/2020	137,000	138,430
(ICE LIBOR USD 3 Month + 0.43%), 1.32%, 10/28/2021(a)	1,625,000	1,607,384
		1,745,814

Semiconductors – 1.0%

Intel Corp.
2.45%, 7/29/2020	3,000,000	3,013,189

Specialized REITs – 0.3%

American Tower Corp.
REIT, 3.30%, 2/15/2021	1,000,000	1,011,790

Specialty Chemicals – 1.1%

Albemarle Corp.
(ICE LIBOR USD 3 Month + 1.05%), 2.74%, 11/15/2022(a) (b)	1,030,000	994,293

DuPont de Nemours, Inc.
(ICE LIBOR USD 3 Month + 0.71%), 2.40%, 11/15/2020(a)	2,072,000	2,065,621
3.77%, 11/15/2020	200,000	202,043

International Flavors & Fragrances, Inc.
3.40%, 9/25/2020	170,000	170,304
		3,432,261

Systems Software – 1.0%

Microsoft Corp.
1.55%, 8/8/2021	3,000,000	3,038,333

Investments	Principal Amount	Value

Technology Hardware, Storage & Peripherals – 2.0%

Apple, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 2.23%, 2/9/2022(a)	$332,000	$332,571

Dell International LLC
4.42%, 6/15/2021(b)	1,650,000	1,677,216

Hewlett Packard Enterprise Co.
3.60%, 10/15/2020(e)	2,440,000	2,455,566
(ICE LIBOR USD 3 Month + 0.68%), 1.46%, 3/12/2021(a)	1,370,000	1,357,231
3.50%, 10/5/2021	400,000	409,914
		6,232,498

Trading Companies & Distributors – 0.4%

Air Lease Corp.
(ICE LIBOR USD 3 Month + 0.67%), 2.13%, 6/3/2021(a)	500,000	463,797
3.75%, 2/1/2022	1,000,000	933,478
		1,397,275

Trucking – 0.8%

Penske Truck Leasing Co. LP
3.65%, 7/29/2021(b)	1,200,000	1,216,084

Ryder System, Inc.
2.88%, 6/1/2022	1,200,000	1,199,082
		2,415,166
Total Corporate Bonds (Cost $260,108,978)		259,734,443

ASSET-BACKED SECURITIES – 7.2%

BA Credit Card Trust
Series 2019-A1, Class A1, 1.74%, 1/15/2025	880,000	899,528

Barclays Dryrock Issuance Trust
Series 2019-1, Class A, 1.96%, 5/15/2025	700,000	704,918

Capital One Multi-Asset Execution Trust
Series 2019-A2, Class A2, 1.72%, 8/15/2024	900,000	919,357

CarMax Auto Owner Trust
Series 2019-1, Class A2A, 3.02%, 7/15/2022	207,215	208,187

See Accompanying Notes to the Financial Statements.

324	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

ASSET-BACKED SECURITIES – (continued)

Chase Issuance Trust
Series 2020-A1, Class A1, 1.53%, 1/15/2025	$2,300,000	$2,346,558

Dell Equipment Finance Trust
Series 2019-1, Class A2, 2.78%, 8/23/2021(b)	645,000	648,629

Discover Card Execution Note Trust
Series 2019-A3, Class A, 1.89%, 10/15/2024	2,800,000	2,871,971

Drive Auto Receivables Trust
Series 2019-4, Class A2A, 2.32%, 6/15/2022	555,061	556,241
Series 2019-3, Class A2A, 2.63%, 9/15/2022	561,697	562,680
Series 2020-1, Class A2, 1.99%, 12/15/2022	500,000	500,865

Enterprise Fleet Financing LLC
Series 2019-2, Class A2, 2.29%, 2/20/2025(b)	1,200,000	1,201,463

Ford Credit Floorplan Master Owner Trust A
Series 2019-1, Class A, 2.84%, 3/15/2024	500,000	496,585

GM Financial Automobile Leasing Trust
Series 2019-3, Class A2A, 2.09%, 10/20/2021	609,135	610,087
Series 2020-1, Class A3, 1.67%, 12/20/2022	550,000	549,535

GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A2A, 1.50%, 3/16/2023	200,000	200,699

Hyundai Auto Receivables Trust
Series 2017-A, Class A3, 1.76%, 8/16/2021	186,253	186,755

Nissan Auto Lease Trust
Series 2019-B, Class A2A, 2.27%, 1/15/2021	1,729,325	1,736,473

Nissan Auto Receivables Owner Trust
Series 2019-A, Class A2A, 2.82%, 1/18/2022	1,183,108	1,189,349

Investments	Principal Amount	Value

ASSET-BACKED SECURITIES – (continued)

Santander Drive Auto Receivables Trust
Series 2019-3, Class A2A, 2.28%, 2/15/2022	$933,580	$934,550

Synchrony Card Funding LLC
Series 2019-A1, Class A, 2.95%, 3/15/2025	2,000,000	2,019,333

Verizon Owner Trust
Series 2020-A, Class A1A, 1.85%, 7/22/2024	1,500,000	1,518,157

World Financial Network Credit Card Master Trust
Series 2019-B, Class A, 2.49%, 4/15/2026	1,000,000	972,582
Series 2019-C, Class A, 2.21%, 7/15/2026	1,000,000	955,555
Total Asset-Backed Securities (Cost $22,636,989)		22,790,057

U.S. TREASURY OBLIGATIONS – 5.5%

U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.22%), 0.34%, 7/31/2021(a)	2,000,000	2,004,175
(US Treasury 3 Month Bill Money Market Yield + 0.30%), 0.42%, 10/31/2021(a)	6,000,000	6,022,116
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 0.27%, 1/31/2022(a)	8,500,000	8,511,345
1.38%, 1/31/2022	1,000,000	1,020,566
Total U.S. Treasury Obligations (Cost $17,507,969)		17,558,202

FOREIGN GOVERNMENT SECURITIES – 1.4%

Japan Bank for International Cooperation
1.75%, 1/23/2023	800,000	820,361

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	325

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

FOREIGN GOVERNMENT SECURITIES – (continued)

Svensk Exportkredit AB
(ICE LIBOR USD 3 Month + 0.05%), 0.79%, 12/14/2020(a)	$3,000,000	$2,999,084
0.75%, 4/6/2023	700,000	702,915
Total Foreign Government Securities (Cost $4,495,566)		4,522,360

SUPRANATIONAL – 0.9%

European Investment Bank
(SOFR + 0.28%), 1.52%, 3/5/2024(a) (b) (Cost $2,900,000)	2,900,000	2,898,875

U.S. GOVERNMENT AGENCY SECURITIES – 0.6%

FFCB
0.25%, 5/6/2022(f) (Cost $1,997,460)	2,000,000	1,997,460

MUNICIPAL BONDS – 0.3%

University of Missouri, System Facilities Revenue Bonds
Series 2020-A, 1.47%, 11/1/2023 (Cost $1,000,000)	1,000,000	1,003,110

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%

Holmes Master Issuer plc
Series 2018-1A, Class A2, 1.58%, 10/15/2054(b) (g) (Cost $148,571)	148,571	148,283

SHORT-TERM INVESTMENTS – 1.9%

COMMERCIAL PAPER – 1.9%

Boeing Co. (The)
2.30%, 10/29/2020(h) (i)	2,000,000	1,969,697

Peoples Gas Light & Coke Co. (The)
0.20%, 5/1/2020(i)	3,000,000	2,999,975

Investments	Principal Amount	Value

COMMERCIAL PAPER – (continued)

Schlumberger Holdings Corp.
4.01%, 5/11/2020(h) (i)	$1,000,000	$999,280
Total Commercial Paper (Cost $5,976,264)		5,968,952
Total Investments – 99.8% (Cost $316,771,797)		316,621,742

Other Assets Less Liabilities – 0.2%		722,294
NET ASSETS – 100.0%		$317,344,036

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2020.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(d)	Represents less than 0.05% of net assets.

(e)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2020.

(f)

Security fair valued as of April 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2020 amounted to $1,997,460, which represents approximately 0.63% of net assets of the Fund.

(g)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2020.

(h)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

(i)	The rate shown was the current yield as of April 30, 2020.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

326	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Abbreviations

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

USD – US Dollar

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,559,838
Aggregate gross unrealized depreciation	(1,718,916)
Net unrealized depreciation	$(159,078)
Federal income tax cost	$316,780,820

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2020:

Australia	3.0%
Canada	5.8
France	1.6
Germany	2.3
Ireland	0.6
Japan	2.0
Netherlands	1.4
Singapore	0.4
Supranational	0.9
Sweden	3.4
Switzerland	2.1
United Kingdom	3.0
United States	73.3
Other[1]	0.2
100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	327

Schedule of Investments

FlexShares® Core Select Bond Fund

April 30, 2020 (Unaudited)

Investments	Shares	Value

EXCHANGE TRADED FUNDS – 98.8%

FlexShares® Credit-Scored US Corporate Bond Index Fund(a)	160,521	$8,465,685

FlexShares® Credit-Scored US Long Corporate Bond Index Fund(a)	44,656	2,636,893

FlexShares® Disciplined Duration MBS Index Fund(a)	203,134	4,896,545

iShares 20+ Year Treasury Bond ETF	13,756	2,293,675

iShares 3-7 Year Treasury Bond ETF	26,671	3,556,311

iShares 7-10 Year Treasury Bond ETF	9,489	1,154,527

iShares Long-Term Corporate Bond ETF	12,290	823,553

iShares MBS ETF	47,816	5,312,358

iShares Short-Term Corporate Bond ETF	66,602	3,574,529
Total Exchange Traded Funds (Cost $31,079,364)		32,714,076
	Principal Amount

SHORT-TERM INVESTMENTS – 0.5%

U.S. TREASURY OBLIGATIONS – 0.5%

U.S. Treasury Bills
0.03%, 9/17/2020(b) (Cost $149,983)	$150,000	149,941
Total Investments – 99.3% (Cost $31,229,347)		32,864,017

Other Assets Less Liabilities – 0.7%		230,899
NET ASSETS – 100.0%		$33,094,916
(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.

(b)	The rate shown was the current yield as of April 30, 2020.

Percentages shown are based on Net Assets.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,568,357
Aggregate gross unrealized depreciation	(44)
Net unrealized appreciation	$1,568,313
Federal income tax cost	$31,295,704

See Accompanying Notes to the Financial Statements.

328	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Core Select Bond Fund (cont.)

For the period ended April 30, 2020, the FlexShares® Core Select Bond Fund was invested in securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended April 30, 2020, was as follows:

Security	Value October 31, 2019	Purchases at Cost	Sales Proceeds	Shares April 30, 2020	Value April 30, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
FlexShares® Credit-Scored US Corporate Bond Index Fund	$7,339,064	$2,610,378	$1,506,377	160,521	$8,465,685	$55,656	$110,830	$(33,036)
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	1,318,985	1,276,641	52,453	44,656	2,636,893	93,764	23,637	(44)
FlexShares® Disciplined Duration MBS Index Fund	—	4,852,233	42,747	203,134	4,896,545	87,181	32,141	(122)
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	785,291	1,318,402	2,092,583	—	—	3,389	3,440	(14,499)
FlexShares® Ready Access Variable Income Fund	—	1,291,357	1,294,880	—	—	—	988	3,523
	$9,443,340	$11,349,011	$4,989,040	408,311	$15,999,123	$239,990	$171,036	$(44,178)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	329

Notes to the Financial Statements April 30, 2020 (Unaudited)

1. Organization

FlexShares® Trust (the “Trust”), a Maryland statutory trust, was formed on May 13, 2010, originally named NT ETF Trust and renamed FlexShares® Trust as of April 12, 2011. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of twenty-nine operational exchange-traded funds as of April 30, 2020 (each a “Fund” and collectively, the “Funds”). The FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Real Assets Allocation Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, and the FlexShares® Ready Access Variable Income Fund are non-diversified series of the Trust, pursuant to the 1940 Act. The FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® STOXX® US ESG Impact Index Fund, FlexShares® STOXX® Global ESG Impact Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® High Yield Value-Scored Bond Index Fund and the FlexShares® Core Select Bond Fund are diversified series of the Trust, pursuant to the 1940 Act.

Each Fund, except the FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund,

seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”). The FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund and the FlexShares High Yield Value-Scored Bond Index Fund seek to track Underlying Indexes developed by Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation. The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund and FlexShares Morningstar Global Upstream Natural Resources Index Fund seek to track Underlying Indexes sponsored by Morningstar, Inc. The FlexShares STOXX® US ESG Impact Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, and FlexShares STOXX® Global Broad Infrastructure Index Fund seek to track Underlying Indexes sponsored by STOXX. The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares iBoxx 5-Year Target Duration TIPS Index Fund seek to track Underlying Indexes sponsored by Markit Indexes Limited. The FlexShares Disciplined Duration MBS Index Fund seeks to track an Underlying Index sponsored by ICE Data Indexes, LLC.

Each of the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund and FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund currently

330	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

seeks its investment objective by investing a substantial amount of its assets in the shares of another FlexShares ETF. Each of these Funds may also invest directly in the securities included in its Underlying Index. The FlexShares Real Assets Allocation Index Fund is a fund of funds that seeks its investment objective by investing primarily in the shares of other FlexShares ETFs that are eligible for inclusion in its Underlying Index, rather than in securities of individual companies. The FlexShares Core Select Bond Fund seeks to achieve its investment objective by investing, under normal circumstances in U.S. dollar-denominated investment-grade fixed-income securities either directly or indirectly through FlexShares ETFs, unaffiliated ETFs and other registered investment companies. The investment performance of each of the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Real Assets Allocation Index Fund and FlexShares Core Select Bond Fund is directly related to the performance of the underlying fund(s) in which it invests (“Underlying Fund”).

The FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund are actively managed and do not seek to replicate the performance of a specified index. The FlexShares Ready Access Variable Income Fund seeks maximum current income consistent with the preservation of capital and liquidity. The FlexShares Core Select Bond Fund seeks total return and preservation of capital. Each Fund, except the FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund, is referred to herein as an “Index Fund.” Each Fund is managed by the Investment Adviser.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of a Fund is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Trust’s Board of Trustees (“Board”). The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

FLEXSHARES SEMIANNUAL REPORT	331

Notes to the Financial Statements (cont.)

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. Portfolio securities of certain Funds are listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price, or last sale price, reported on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of bid quotes or the mean between the bid and asked quotes based upon quotes furnished by one or more broker-dealers or market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities may be valued using prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets, to derive values when such prices are believed to reflect fair market values of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost when it approximates fair value.

Foreign equity securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day on the primary exchange, then the value is determined with reference to the last sale price on any other exchange. If there have been no sales of the security for that day on any exchange, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as Investment Adviser. Any use of a different rate from the rates used by the index provider may adversely affect the Fund’s ability to track its Underlying Index. The index provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Exchange-traded financial futures and options thereon are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for other non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ administrator to calculate the NAV per share of the Funds is subject to operational risks associated

332	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Funds’ NAVs and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining the Funds’ NAVs.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of April 30, 2020 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type, where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares US Quality Low Volatility Index Fund
Investments
Common Stocks*	$43,049,516	$—	$—	$43,049,516

Short-Term Investments	—	39,993	—	39,993

Total Investments	$43,049,516	$39,993	$—	$43,089,509

Other Financial Instruments
Assets

Futures Contracts	$6,118	$—	$—	$6,118

Total Other Financial Instruments	$6,118	$—	$—	$6,118

FLEXSHARES SEMIANNUAL REPORT	333

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks
Metals & Mining	$1,625,677	$137,933	$—	$1,763,610

Other*	38,994,190	—	—	38,994,190

Total Investments	$40,619,867	$137,933	$—	$40,757,800

Other Financial Instruments
Assets
Futures Contracts	$57,745	$—	$—	$57,745
Forward Foreign Currency Contracts	—	390	—	390
Liabilities

Forward Foreign Currency Contracts	—	(10,163)	—	(10,163)

Total Other Financial Instruments	$57,745	$(9,773)	$—	$47,972

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks
Independent Power and Renewable Electricity Producers	$27,926	$5,304	$—	$33,230
Multiline Retail	37,679	2,798	—	40,477
Other*	6,286,332	—	—	6,286,332

Corporate Bonds*	—	1	—	1

Total Investments	$6,351,937	$8,103	$—	$6,360,040

Other Financial Instruments
Liabilities

Futures Contracts	$(5,048)	$—	$—	$(5,048)

Total Other Financial Instruments	$(5,048)	$—	$—	$(5,048)

334	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks*	$1,213,775,281	$—	$—	$1,213,775,281
Rights	—	—	27,946	27,946
Securities Lending Reinvestments
Certificates of Deposit	—	15,004,958	—	15,004,958
Commercial Paper	—	8,496,950	—	8,496,950

Repurchase Agreements	—	186,328,873	—	186,328,873

Total Investments	$1,213,775,281	$209,830,781	$27,946	$1,423,634,008

Other Financial Instruments
Assets

Futures Contracts	$1,246,207	$—	$—	$1,246,207

Total Other Financial Instruments	$1,246,207	$—	$—	$1,246,207

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds	$16,074	$—	$—	$16,074
Common Stocks
Construction & Engineering	15,236,114	—	626	15,236,740
Health Care Providers & Services	2,986,125	131	—	2,986,256
Metals & Mining	25,584,938	249,740	—	25,834,678
Transportation Infrastructure	1,900,415	104,509	—	2,004,924
Other*	517,109,858	—	—	517,109,858
Rights	20,083	6,740	—	26,823
Securities Lending Reinvestments

Repurchase Agreements	—	9,907,178	—	9,907,178

Total Investments	$562,853,607	$10,268,298	$626	$573,122,531

Other Financial Instruments
Assets
Futures Contracts	$1,239,464	$—	$—	$1,239,464
Forward Foreign Currency Contracts	—	154,707	—	154,707
Liabilities

Forward Foreign Currency Contracts	—	(178,243)	—	(178,243)

Total Other Financial Instruments	$1,239,464	$(23,536)	$—	$1,215,928

FLEXSHARES SEMIANNUAL REPORT	335

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Electronic Equipment, Instruments & Components	$8,835,690	$4,164	$2,469	$8,842,323
Entertainment	2,053,266	—	10,866	2,064,132
Equity Real Estate Investment Trusts (REITs)	1,549,463	40,549	—	1,590,012
Food & Staples Retailing	2,055,089	622	—	2,055,711
Hotels, Restaurants & Leisure	1,349,561	1,275	16,926	1,367,762
Media	480,365	75,164	—	555,529
Oil, Gas & Consumable Fuels	13,735,864	1,225	—	13,737,089
Real Estate Management & Development	14,137,582	—	6,074	14,143,656
Textiles, Apparel & Luxury Goods	2,687,374	—	1,859	2,689,233
Transportation Infrastructure	2,984,511	103,894	—	3,088,405
Other*	179,269,723	—	—	179,269,723
Corporate Bonds*	—	8,987	—	8,987
Rights	—	3,218	—	3,218
Warrants	522	—	—	522
Securities Lending Reinvestments

Repurchase Agreements	—	2,542,959	—	2,542,959

Total Investments	$229,139,010	$2,782,057	$38,194	$231,959,261

Other Financial Instruments
Assets
Futures Contracts	$454,932	$—	$—	$454,932
Forward Foreign Currency Contracts	—	52,610	—	52,610
Liabilities

Forward Foreign Currency Contracts	—	(2,836)	—	(2,836)

Total Other Financial Instruments	$454,932	$49,774	$—	$504,706

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
Investments

Exchange Traded Funds	$5,935,971	$—	$—	$5,935,971

Total Investments	$5,935,971	$—	$—	$5,935,971

Other Financial Instruments
Liabilities

Forward Foreign Currency Contracts	$—	$(43,814)	$—	$(43,814)

Total Other Financial Instruments	$—	$(43,814)	$—	$(43,814)

336	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund
Investments

Exchange Traded Funds	$2,969,454	$—	$—	$2,969,454

Total Investments	$2,969,454	$—	$—	$2,969,454

Other Financial Instruments
Assets
Futures Contracts	$7,443	$—	$—	$7,443
Forward Foreign Currency Contracts	—	4,674	—	4,674
Liabilities

Forward Foreign Currency Contracts	—	(14,505)	—	(14,505)

Total Other Financial Instruments	$7,443	$(9,831)	$—	$(2,388)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares US Quality Large Cap Index Fund
Investments
Common Stocks*	$57,616,205	$—	$—	$57,616,205
Securities Lending Reinvestments

Repurchase Agreements	—	331,984	—	331,984

Total Investments	$57,616,205	$331,984	$—	$57,948,189

Other Financial Instruments
Assets

Futures Contracts	$12,899	$—	$—	$12,899

Total Other Financial Instruments	$12,899	$—	$—	$12,899

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares STOXX® US ESG Impact Index Fund
Investments
Common Stocks*	$66,018,962	$—	$—	$66,018,962
Securities Lending Reinvestments

Repurchase Agreements	—	87,992	—	87,992

Total Investments	$66,018,962	$87,992	$—	$66,106,954

Other Financial Instruments
Assets

Futures Contracts	$55,240	$—	$—	$55,240

Total Other Financial Instruments	$55,240	$—	$—	$55,240

FLEXSHARES SEMIANNUAL REPORT	337

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares STOXX® Global ESG Impact Index Fund
Investments
Common Stocks
Metals & Mining	$1,100,647	$67,488	$—	$1,168,135
Other*	87,933,872	—	—	87,933,872
Securities Lending Reinvestments

Repurchase Agreements	—	221,348	—	221,348

Total Investments	$89,034,519	$288,836	$—	$89,323,355

Other Financial Instruments
Assets

Futures Contracts	$106,320	$—	$—	$106,320

Total Other Financial Instruments	$106,320	$—	$—	$106,320

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks
Metals & Mining	$952,038,675	$24,832,457	$—	$976,871,132
Other*	2,113,830,498	—	—	2,113,830,498
Securities Lending Reinvestments
Certificates of Deposit	—	12,007,996	—	12,007,996
Commercial Paper	—	9,997,967	—	9,997,967

Repurchase Agreements	—	177,825,276	—	177,825,276

Total Investments	$3,065,869,173	$224,663,696	$—	$3,290,532,869

Other Financial Instruments
Assets
Futures Contracts	$4,823,310	$—	$—	$4,823,310
Forward Foreign Currency Contracts	—	659,662	—	659,662
Liabilities

Forward Foreign Currency Contracts	—	(513,187)	—	(513,187)

Total Other Financial Instruments	$4,823,310	$146,475	$—	$4,969,785

338	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks
Transportation Infrastructure	$111,165,104	$2,336,306	$—	$113,501,410
Other*	1,363,935,960	—	—	1,363,935,960
Securities Lending Reinvestments

Repurchase Agreements	—	29,255,192	—	29,255,192

Total Investments	$1,475,101,064	$31,591,498	$—	$1,506,692,562

Other Financial Instruments
Assets
Futures Contracts	$1,177,346	$—	$—	$1,177,346
Forward Foreign Currency Contracts	—	205,692	—	205,692
Liabilities

Forward Foreign Currency Contracts	—	(153,950)	—	(153,950)

Total Other Financial Instruments	$1,177,346	$51,742	$—	$1,229,088

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Global Quality Real Estate Index Fund
Investments
Common Stocks*	$324,936,269	$—	$—	$324,936,269
Securities Lending Reinvestments

Repurchase Agreements	—	7,382,372	—	7,382,372

Total Investments	$324,936,269	$7,382,372	$—	$332,318,641

Other Financial Instruments
Assets
Futures Contracts	$393,119	$—	$—	$393,119
Forward Foreign Currency Contracts	—	31,334	—	31,334
Liabilities

Forward Foreign Currency Contracts	—	(32,213)	—	(32,213)

Total Other Financial Instruments	$393,119	$(879)	$—	$392,240

FLEXSHARES SEMIANNUAL REPORT	339

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Real Assets Allocation Index Fund
Investments

Exchange Traded Funds	$8,722,594	$—	$—	$8,722,594

Total Investments	$8,722,594	$—	$—	$8,722,594

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Quality Dividend Index Fund
Investments
Common Stocks*	$1,284,678,122	$—	$—	$1,284,678,122
Securities Lending Reinvestments
Certificates of Deposit	—	7,005,163	—	7,005,163
Commercial Paper	—	8,497,967	—	8,497,967

Repurchase Agreements	—	81,575,138	—	81,575,138

Total Investments	$1,284,678,122	$97,078,268	$—	$1,381,756,390

Other Financial Instruments
Assets

Futures Contracts	$1,283,036	$—	$—	$1,283,036

Total Other Financial Instruments	$1,283,036	$—	$—	$1,283,036

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$452,477,261	$—	$—	$452,477,261
Securities Lending Reinvestments

Repurchase Agreements	—	3,996,235	—	3,996,235

Total Investments	$452,477,261	$3,996,235	$—	$456,473,496

Other Financial Instruments
Assets

Futures Contracts	$370,733	$—	$—	$370,733

Total Other Financial Instruments	$370,733	$—	$—	$370,733

340	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$15,588,574	$—	$—	$15,588,574
Securities Lending Reinvestments

Repurchase Agreements	—	57,635	—	57,635

Total Investments	$15,588,574	$57,635	$—	$15,646,209

Other Financial Instruments
Assets

Futures Contracts	$21,194	$—	$—	$21,194

Total Other Financial Instruments	$21,194	$—	$—	$21,194

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares International Quality Dividend Index Fund
Investments
Common Stocks*	$453,600,047	$—	$—	$453,600,047
Securities Lending Reinvestments

Repurchase Agreements	—	4,249,414	—	4,249,414

Total Investments	$453,600,047	$4,249,414	$—	$457,849,461

Other Financial Instruments
Assets
Futures Contracts	$1,472,424	$—	$—	$1,472,424
Forward Foreign Currency Contracts	—	396,747	—	396,747
Liabilities

Forward Foreign Currency Contracts	—	(399,575)	—	(399,575)

Total Other Financial Instruments	$1,472,424	$(2,828)	$—	$1,469,596

FLEXSHARES SEMIANNUAL REPORT	341

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares International Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$60,492,992	$—	$—	$60,492,992
Securities Lending Reinvestments

Repurchase Agreements	—	957,495	—	957,495

Total Investments	$60,492,992	$957,495	$—	$61,450,487

Other Financial Instruments
Assets
Futures Contracts	$159,112	$—	$—	$159,112
Forward Foreign Currency Contracts	—	2,782	—	2,782
Liabilities

Forward Foreign Currency Contracts	—	(2,954)	—	(2,954)

Total Other Financial Instruments	$159,112	$(172)	$—	$158,940

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$20,681,880	$—	$—	$20,681,880
Securities Lending Reinvestments

Repurchase Agreements	—	263,417	—	263,417

Total Investments	$20,681,880	$263,417	$—	$20,945,297

Other Financial Instruments
Assets

Futures Contracts	$19,046	$—	$—	$19,046

Total Other Financial Instruments	$19,046	$—	$—	$19,046

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund
Investments

U.S. Treasury Obligations	$—	$1,104,609,904	$—	$1,104,609,904

Total Investments	$—	$1,104,609,904	$—	$1,104,609,904

342	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Investments

U.S. Treasury Obligations	$—	$513,277,135	$—	$513,277,135

Total Investments	$—	$513,277,135	$—	$513,277,135

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Disciplined Duration MBS Index Fund
Investments

Mortgage-Backed Securities	$—	$58,388,841	$—	$58,388,841

Total Investments	$—	$58,388,841	$—	$58,388,841

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Credit-Scored US Corporate Bond Index Fund
Investments

Corporate Bonds*	$—	$125,078,711	$—	$125,078,711

Total Investments	$—	$125,078,711	$—	$125,078,711

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Credit-Scored US Long Corporate Bond Index Fund
Investments

Corporate Bonds*	$—	$32,281,646	$—	$32,281,646

Total Investments	$—	$32,281,646	$—	$32,281,646

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares High Yield Value-Scored Bond Index Fund
Investments

Corporate Bonds*	$—	$144,662,838	$—	$144,662,838

Total Investments	$—	$144,662,838	$—	$144,662,838

FLEXSHARES SEMIANNUAL REPORT	343

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$22,790,057	$—	$22,790,057
Collateralized Mortgage Obligations	—	148,283	—	148,283
Corporate Bonds*	—	259,734,443	—	259,734,443
Municipal Bonds	—	1,003,110	—	1,003,110
Supranational	—	2,898,875	—	2,898,875
U.S. Government Agency Securities	—	1,997,460	—	1,997,460
Foreign Government Securities	—	4,522,360	—	4,522,360
U.S. Treasury Obligations	—	17,558,202	—	17,558,202

Short-Term Investments	—	5,968,952	—	5,968,952

Total Investments	$—	$316,621,742	$—	$316,621,742

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Core Select Bond Fund
Investments
Exchange Traded Funds	$32,714,076	$—	$—	$32,714,076

Short-Term Investments	—	149,941	—	149,941

Total Investments	$32,714,076	$149,941	$—	$32,864,017

*	See Schedules of Investments for segregation by industry type.

Foreign Securities

The FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund (through its investment in its Underlying Fund), FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund (through its investment in its Underlying Fund), FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund (through its investment in its Underlying Funds), FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend

Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund invest in publicly-traded equity securities of issuers in countries other than the United States of America (“U.S.”). Such investments include direct investments in non-U.S. dollar denominated securities traded outside the U.S. The Funds’ investments in foreign securities also may be in the form of ADRs and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”) based on securities in their Underlying Indexes. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in foreign securities markets.

344	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

In addition to investment risks associated with the underlying issuer, ADRs and GDRs expose a Fund to risk associated with non-uniform terms that apply to ADR and GDR programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency and liquidity risk. ADRs and GDRs are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depositary Receipt for which market quotations are not readily available. Generally, all Depositary Receipts must be sponsored.

The FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund and the FlexShares High Yield Value-Scored Bond Index Fund may invest in U.S. dollar denominated bonds of non-U.S. corporations to the extent such bonds are included in each Fund’s Underlying Index. The FlexShares Core Select Bond Fund may invest in U.S. dollar denominated bonds of non-U.S. corporations, either directly or indirectly through Underlying Funds, to achieve its investment objective.

The FlexShares Ready Access Variable Income Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments.

Investing in foreign securities, including Depositary Receipts, may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in U.S. securities, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose taxes and limits on investment and repatriation. Any of these events could cause the value of a Fund’s foreign investment to decline. To the extent that a Fund’s assets are significantly invested in a single country or geographic region, a Fund will be subject to the risks associated with that particular country or region.

The FlexShares Emerging Markets Quality Low Volatility Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund and the FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund (through its investment in its Underlying Fund) will invest primarily in emerging market countries. In addition, the FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund (through its investment in its Underlying Funds), FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund may invest its assets in emerging market countries. The FlexShares Ready Access Variable Income Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets. The markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed foreign markets. The risks of foreign investment are increased when the issuer is located in a country with an emerging economy or securities market.

Inflation-Indexed Securities

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund invest primarily in U.S. Treasury Inflation-Protected Securities (“TIPS”). The FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund (directly or through its Underlying Funds) may invest in inflation-indexed securities.

TIPS issued by the U.S. Treasury have varying maturities and pay interest on a semiannual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of TIPS will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation.

FLEXSHARES SEMIANNUAL REPORT	345

Notes to the Financial Statements (cont.)

The value of TIPS is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. Any increase in the principal amount of TIPS will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the TIPS’ inflation measure.

The periodic adjustment of TIPS is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Mortgage-Backed Pass-Through Securities

The FlexShares Disciplined Duration MBS Index Fund invests primarily in U.S. agency mortgage-backed pass-through securities (“MBS”), a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government agencies: the Federal National Mortgage Association (FNMA or Fannie Mae), the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) or the Government National Mortgage Association (GNMA or Ginnie Mae) (each a “US Agency”). Under normal circumstances, the Fund will invest at least 80% of its total assets in the securities of its Underlying Index and in “to-be announced transactions” (“TBA transactions”) that represent securities in its Underlying Index. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, coupon rate, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement.

Pending settlement of such TBA contracts, the FlexShares Disciplined Duration MBS Index Fund will invest in liquid, short-term instruments. The FlexShares Core Select Bond Fund may also invest either directly or through its Underlying Funds in MBS, including TBA transactions.

Mortgage Dollar Rolls

The FlexShares Disciplined Duration MBS Index Fund and the FlexShares Core Select Bond Fund (directly or through its Underlying Funds) may enter into mortgage dollar roll transactions. A mortgage dollar roll involves the sale by the Fund of securities for delivery in the future (generally within 30 days). The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments. The use of this technique may diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls.

For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund currently does not intend to enter into mortgage dollar rolls that are accounted for as financing and does not treat them as borrowings.

Repurchase Agreements

To the extent consistent with its investment policies, each Fund may enter into repurchase agreements under which it purchases securities (collateral) for cash from a seller and

346	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts at JP Morgan Chase, the Fund’s custodian, and is not reflected in the assets of the Funds, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

The Northern Trust Company, the parent of NTI, currently is a party to various Master Repurchase Agreements with a number of different counterparties, and acts as agent on behalf of various disclosed principals, including the Funds and various other accounts managed by NTI, in entering into repurchase agreements under the Master Repurchase Agreements. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Funds and does not collect any additional fees from the Funds for such services. As of April 30, 2020, none of the Funds presented in these financial statements had repurchase agreements outstanding except as discussed below.

As of April 30, 2020, the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX® US ESG Impact Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares

International Quality Dividend Dynamic Index Fund invested cash collateral for loans of portfolio securities in repurchase agreements, as reflected in the respective Schedule of Investments under the caption “Securities Lending Reinvestments.”

Securities Lending

Each Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund is required to receive minimum initial collateral value as follows:

Type of Loan	Minimum Initial Collateral Requirement

U.S. dollar denominated securities secured by U.S. dollar denominated government securities or cash collateral	102%

U.S. dollar denominated securities secured by non-U.S. dollar denominated government securities or cash collateral	105%

Non-U.S. dollar denominated securities secured by government securities or cash collateral in the same denomination as the lent securities	102%

Non-U.S. dollar denominated securities secured by government securities or cash collateral in the different denomination from the lent securities	105%

U.S. dollar and Non-U.S. dollar denominated securities secured by equity securities collateral	105%

The collateral is maintained thereafter, at a value equal to at least 100% of the value of the securities loaned. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower.

Securities lending may represent no more than one-third of the value of a Fund’s total assets (including the loan collateral). JPMorgan Chase Bank, N.A. (the “Securities Lending Agent”) serves as the securities lending agent for the securities lending program of a Fund.

FLEXSHARES SEMIANNUAL REPORT	347

Notes to the Financial Statements (cont.)

Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or foreign governments or its agencies (or any combination thereof). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market portfolios. The market value of securities on loan and the value of investments made with cash collateral received are disclosed in the Schedule of Investments. Securities lending income includes income from the securities lending program recorded when earned from the Securities Lending Agent and any fees charged to borrowers less expenses associated with the loan. The net amount is reflected in the Statement of Operations under “Securities lending income (net of fees).” The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

When a Fund lends its securities, it will continue to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral.

A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but can terminate the loan and regain the right to vote if a material event affecting the securities occurred. A borrower might become insolvent or refuse to honor its obligation to return the securities. In the event of a default by a borrower with respect to any loan, the Securities Lending Agent will exercise any and all remedies provided under the applicable borrower agreement. These remedies include purchasing replacement securities for the Fund by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If the proceeds from the collateral are less than the purchase cost of the replacement securities, the Securities Lending Agent is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.

In accordance with guidance presented in FASB Accounting Standard Update (“ASU”) 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2020, which were comprised of cash, were as follows:

Fund

FlexShares Morningstar US Market Factor Tilt Index Fund	$209,882,134

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	9,907,178

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	2,542,959

FlexShares US Quality Large Cap Index Fund	331,984

FlexShares STOXX® US ESG Impact Index Fund	87,992

FlexShares STOXX® Global ESG Impact Index Fund	221,348

FlexShares Morningstar Global Upstream Natural Resources Index Fund	199,849,647

FlexShares STOXX® Global Broad Infrastructure Index Fund	29,255,192

FlexShares Global Quality Real Estate Index Fund	7,382,372

FlexShares Quality Dividend Index Fund	97,083,592

FlexShares Quality Dividend Defensive Index Fund	3,996,235

FlexShares Quality Dividend Dynamic Index Fund	57,635

FlexShares International Quality Dividend Index Fund	4,249,414

FlexShares International Quality Dividend Defensive Index Fund	957,495

FlexShares International Quality Dividend Dynamic Index Fund	263,417

348	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

At April 30, 2020, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.

Regulations that began to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements.

Derivative Contracts

Futures Contracts

All of the Index Funds may invest in futures contracts to help track the price and yield performance of their Underlying Indexes. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequent payments to be made or received by the Funds equal to the change in contract value are recorded as variation margin payable or receivable and offset in unrealized gains or losses. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. A Fund recognizes a realized gain or loss when a contract is closed or expires. The Statements of Operations reflect unrealized gains or losses on open futures contracts, as “Net change in unrealized appreciation (depreciation) on futures contracts”, and any realized gains (losses) on closed futures contracts as “Net realized gain (loss) on futures contracts”.

The FlexShares Core Select Bond Fund may take long or short positions in futures to manage the Fund’s exposure to interest rate risk. When applicable, the Fund seeks to mitigate the potential impact of interest rates on the performance of bonds by entering into short positions in U.S. Treasury futures or transactions in interest rate swaps. The Fund’s short positions in U.S. Treasury futures and interest rate swaps are not intended to mitigate credit spread risk or other factors influencing the price of bonds, which may have a greater impact than interest rates. In addition, when interest rates fall, long-only bond investments will perform better than the Fund’s investments. As of April 30, 2020, the FlexShares Core Select Bond Fund did not hold swaps.

As of April 30, 2020, the FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX® US ESG Impact Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund had open futures contracts.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts present the following risks: imperfect correlation between the change in market value of a Fund’s securities and the price of futures contracts; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Futures contracts

FLEXSHARES SEMIANNUAL REPORT	349

Notes to the Financial Statements (cont.)

may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protection as U.S. exchanges.

Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Index Fund’s index provider may affect a Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received, and the portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) on investment in securities” on the Statements of Operations. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies” on the Statements of Operations.

Forward Foreign Currency Exchange Contracts

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund and FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund intend to use forward foreign currency contracts to hedge the currency exposure resulting from investments in foreign securities, to facilitate local settlements or to protect against currency exposure in connection with their distributions to shareholders. The FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar

Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Ready Access Variable Income Fund may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The Index Funds, however, do not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain). The FlexShares Ready Access Variable Income Fund also may engage in forward foreign currency transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. The Fund, however, does not expect to engage in currency transactions for speculative purposes. All forward foreign currency exchange contracts held are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The difference between the future foreign currency exchange rates at the date of entry into the contract and the rates at the reporting date are included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” in the Statements of Operations. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency.

There are several risks associated with these contracts. One risk is the potential inability of counterparties to meet the terms of their contracts, and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks

associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect (i) realized gains or losses,

350	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

if any, in “Net realized gain (loss) from settlement of forward foreign currency contracts” and (ii) unrealized gains or losses in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts”. Forward foreign currency exchange contracts are privately negotiated transactions and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade, and these markets can experience periods of illiquidity.

As of April 30, 2020, the FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, and the FlexShares International Quality Dividend Defensive Index Fund had open forward foreign currency contracts.

Offsetting of Financial Assets and Derivative Assets

The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement or similar agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Fund and the applicable counterparty. In the event of a default, the agreement provides the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. The Funds’ right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject.

For financial reporting purposes, the Trust can offset financial assets and financial liabilities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, and the FlexShares International Quality Dividend Defensive Index Fund that are subject to master netting arrangements or similar agreements in the Statements of Assets and Liabilities. The following table presents the gross and net amounts of these assets and liabilities:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	Foreign Currency Contracts — Citibank NA	$34,395	$(3,018)	$—	$31,377
	Foreign Currency Contracts — Goldman Sachs & Co.	3,456	(3,456)	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	38,416	(38,416)	—	—
	Foreign Currency Contracts — Morgan Stanley	49,128	(49,128)	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	29,312	(29,312)	—	—
	Total	$154,707	$(123,330)	$—	$31,377

FLEXSHARES SEMIANNUAL REPORT	351

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — BNP Paribas SA	$34,885	$—	$—	$34,885
	Foreign Currency Contracts — Citibank NA	406	(406)	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	17,021	—	—	17,021
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	298	—	—	298
	Total	$52,610	$(406)	$—	$52,204
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	Foreign Currency Contracts — Goldman Sachs & Co.	$3,775	$(1,445)	$—	$2,330
	Foreign Currency Contracts — JPMorgan Chase Bank	899	(899)	—	—
	Total	$4,674	$(2,344)	$—	$2,330
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — BNP Paribas SA	$287,435	$—	$—	$287,435
	Foreign Currency Contracts — Citibank NA	18,822	(3,357)	—	15,465
	Foreign Currency Contracts — Goldman Sachs & Co.	13,243	(13,243)	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	9,597	(9,597)	—	—
	Foreign Currency Contracts — Morgan Stanley	87,797	(87,797)	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	242,768	(90,877)	—	151,891
	Total	$659,662	$(204,871)	$—	$454,791
FlexShares STOXX® Global Broad Infrastructure Index Fund	Foreign Currency Contracts — BNP Paribas SA	$5,662	$(5,662)	$—	$—
	Foreign Currency Contracts — Citibank NA	402	(402)	—	—
	Foreign Currency Contracts — Morgan Stanley	2,491	(2,491)	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	192,386	—	—	192,386
	Foreign Currency Contracts — JPMorgan Chase Bank	4,751	(64)	—	4,687
	Total	$205,692	$(8,619)	$—	$197,073
FlexShares Global Quality Real Estate Index Fund	Foreign Currency Contracts — Citibank NA	$9,669	$(9,669)	$—	$—
	Foreign Currency Contracts — Goldman Sachs & Co.	44	—	—	44
	Foreign Currency Contracts — Morgan Stanley	15,780	(5,985)	—	9,795
	Foreign Currency Contracts — JPMorgan Chase Bank	5,841	(388)	—	5,453
	Total	$31,334	$(16,042)	$—	$15,292
FlexShares International Quality Dividend Index Fund
	Foreign Currency Contracts — BNP Paribas SA	$77,442	$(13,996)	$—	$63,446
	Foreign Currency Contracts — Citibank NA	110,840	(110,840)	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	68,954	(9,096)	—	59,858
	Foreign Currency Contracts — JPMorgan Chase Bank	69,160	(43,774)	—	25,386
	Foreign Currency Contracts — Morgan Stanley	66,211	(7,222)	—	58,989
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	2,060	(2,060)	—	—
	Foreign Currency Contracts — Bank of New York	2,080	—	—	2,080
	Total	$396,747	$(186,988)	$—	$209,759

352	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — BNP Paribas SA	$2,782	$—	$—	$2,782
	Total	$2,782	$—	$—	$2,782

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	Foreign Currency Contracts — Citibank NA	$(3,018)	$3,018	$—	$—
	Foreign Currency Contracts — Bank of New York	(8,377)	—	—	(8,377)
	Foreign Currency Contracts — Goldman Sachs & Co.	(8,486)	3,456	—	(5,030)
	Foreign Currency Contracts — JPMorgan Chase Bank	(67,006)	38,416	—	(28,590)
	Foreign Currency Contracts — Morgan Stanley	(56,516)	49,128	—	(7,388)
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(34,821)	29,312	—	(5,509)
	Foreign Currency Contracts — BNP Paribas SA	(19)	—	—	(19)
	Total	$(178,243)	$123,330	$—	$(54,913)
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — Citibank NA	$(2,316)	$406	$—	$(1,910)
	Foreign Currency Contracts — Morgan Stanley	(520)	—	—	(520)
	Total	$(2,836)	$406	$—	$(2,430)
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index	Foreign Currency Contracts — Morgan Stanley	$(43,814)	$—	$—	$(43,814)
	Total	$(43,814)	$—	$—	$(43,814)
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	Foreign Currency Contracts — BNP Paribas SA	$(295)	$—	$—	$(295)
	Foreign Currency Contracts — Citibank NA	(4,054)	—	—	(4,054)
	Foreign Currency Contracts — Goldman Sachs & Co.	(1,445)	1,445	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	(8,711)	899	—	(7,812)
	Total	$(14,505)	$2,344	$—	$(12,161)
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — Citibank NA	$(3,357)	$3,357	$—	$—
	Foreign Currency Contracts — Goldman Sachs & Co.	(132,832)	13,243	—	(119,589)
	Foreign Currency Contracts — JPMorgan Chase Bank	(65,824)	9,597	—	(56,227)
	Foreign Currency Contracts — Morgan Stanley	(178,517)	87,797	—	(90,720)
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(90,877)	90,877	—	—
	Foreign Currency Contracts — Bank of New York	(2,076)	—	—	(2,076)
	Foreign Currency Contracts — Bank of Montreal	(39,704)	—	—	(39,704)
	Total	$(513,187)	$204,871	$—	$(308,316)

FLEXSHARES SEMIANNUAL REPORT	353

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares STOXX® Global Broad Infrastructure Index Fund	Foreign Currency Contracts — Citibank NA	$(13,244)	$402	$—	$(12,842)
	Foreign Currency Contracts — Goldman Sachs & Co.	(22,416)	—	—	(22,416)
	Foreign Currency Contracts — Morgan Stanley	(67,668)	2,491	—	(65,177)
	Foreign Currency Contracts — BNP Paribas SA	(29,103)	5,662	—	(23,441)
	Foreign Currency Contracts — Bank of New York	(21,455)	—	—	(21,455)
	Foreign Currency Contracts — JPMorgan Chase Bank	(64)	64	—	—
	Total	$(153,950)	$8,619	$—	$(145,331)
FlexShares Global Quality Real Estate Index Fund	Foreign Currency Contracts — Citibank NA	$(18,988)	$9,669	$—	$(9,319)
	Foreign Currency Contracts — BNP Paribas SA	(6,852)	—	—	(6,852)
	Foreign Currency Contracts — JPMorgan Chase Bank	(388)	388	—	—
	Foreign Currency Contracts — Morgan Stanley	(5,985)	5,985	—	—
	Total	$(32,213)	$16,042	$—	$(16,171)
FlexShares International Quality Dividend Index Fund	Foreign Currency Contracts — BNP Paribas SA	$(13,996)	$13,996	$—	$—
	Foreign Currency Contracts — Citibank NA	(165,648)	110,840	—	(54,808)
	Foreign Currency Contracts — Goldman Sachs & Co.	(9,096)	9,096	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	(43,774)	43,774	—	—
	Foreign Currency Contracts — Morgan Stanley	(7,222)	7,222	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(159,839)	2,060	—	(157,779)
	Total	$(399,575)	$186,988	$—	$(212,587)
FlexShares International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — Goldman Sachs & Co.	$(124)	$—	$—	$(124)
	Foreign Currency Contracts — Morgan Stanley	(2,830)	—	—	(2,830)
	Total	$(2,954)	$—	$—	$(2,954)

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of April 30, 2020

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar US Market Factor Tilt Index Fund	$1,246,207

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	1,239,464

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	154,707

354	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	$(178,243)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	454,932

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	52,610

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(2,836)

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	(43,814)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	7,443

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	4,674

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	(14,505)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares US Quality Large Cap Index Fund	12,899

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares STOXX® US ESG Impact Index Fund	55,240

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares STOXX® Global ESG Impact Index Fund	106,320

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Global Upstream Natural Resources Index Fund	4,823,310

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	659,662

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(513,187)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares STOXX® Global Broad Infrastructure Index Fund	1,177,346

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	205,692

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(153,950)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Global Quality Real Estate Index Fund	393,119

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	31,334

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	(32,213)

FLEXSHARES SEMIANNUAL REPORT	355

Notes to the Financial Statements (cont.)

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Quality Dividend Index Fund	$1,283,036

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Quality Dividend Defensive Index Fund	370,733

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Quality Dividend Dynamic Index Fund	21,194

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Index Fund	1,472,424

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	396,747

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	(399,575)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Defensive Index Fund	159,112

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	2,782

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	(2,954)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Dynamic Index Fund	19,046

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares US Quality Low Volatility Index Fund	6,118

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	57,745

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	390

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	(10,163)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Emerging Markets Quality Low Volatility Index Fund	(5,048)

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

356	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The Effect of Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2020

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar US Market Factor Tilt Index Fund	$(3,094,766)	$1,033,351

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(1,097,236)	911,077

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(157,509)	(91,850)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(255,614)	404,182

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	17,344	91,474

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	249,671	(28,899)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	(8,404)	6,500

FLEXSHARES SEMIANNUAL REPORT	357

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	$196,722	$11,275

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares US Quality Large Cap Index Fund	(52,124)	10,119

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® US ESG Impact Index Fund	(136,960)	45,502

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® Global ESG Impact Index Fund	(264,974)	78,088

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(6,308,146)	4,808,662

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(287,306)	151,692

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(3,439,461)	898,029

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	77,484	40,219

358	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Global Quality Real Estate Index Fund	$(943,856)	$337,351

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	52,527	(165)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Index Fund	(3,523,687)	960,444

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Defensive Index Fund	(931,553)	259,676

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Dynamic Index Fund	(91,853)	11,815

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Index Fund	(3,879,690)	1,121,842

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	(238,534)	69,757

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Defensive Index Fund	(338,014)	133,739

FLEXSHARES SEMIANNUAL REPORT	359

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	$13,258	$764

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Dynamic Index Fund	(33,806)	5,666

Interest Rate Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Core Select Bond Fund	128,418	(3,412)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares US Quality Low Volatility Index Fund	(5,752)	6,118

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	(140,838)	54,812

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	(494)	(9,773)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Emerging Markets Quality Low Volatility Index Fund	(18,757)	(5,048)

360	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

At April 30, 2020, the volume of derivative activities, which represents activities throughout the period, was as follows:

	Foreign Exchange Contracts		Equity Contracts				Interest Rate future
Fund	Number of Trades	Average Notional Amount	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short

FlexShares US Quality Low Volatility Index Fund	—	$—	3	$144,387	—	$—	—	$—	—	$—

FlexShares Developed Markets Ex-US Quality Low Volatility Index Fund		—	17	116,894	—	—	—	—	—	—

FlexShares Emerging Markets Quality Low Volatility Index Fund	—	—	6	91,897	—	—	—	—	—	—

FlexShares Morningstar US Market Factor Tilt Index Fund	—	—	112	486,714	—	—	—	—	—	—

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	127	532,692	130	400,971	—	—	—	—	—	—

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	60	284,953	42	303,033	—	—	—	—	—	—

FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	169	567,223	—	—	—	—	—	—	—	—

FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	319	247,287	3	47,875	—	—	—	—	—	—

FlexShares US Quality Large Cap Index Fund	—	—	7	278,680	—	—	—	—	—	—

FlexShares STOXX® US ESG Impact Index Fund	—	—	15	179,754	—	—	—	—	—	—

FlexShares STOXX® Global ESG Impact Index Fund	—	—	43	111,096	—	—	—	—	—	—

FlexShares Morningstar Global Upstream Natural Resources Index Fund	207	793,623	188	678,726	—	—	—	—	—	—

FlexShares STOXX® Global Broad Infrastructure Index Fund	63	405,942	150	367,036	—	—	—	—	—	—

FlexShares Global Quality Real Estate Index Fund	68	337,632	112	234,576	—	—	—	—	—	—

FlexShares Quality Dividend Index Fund	—	—	54	1,520,869	—	—	—	—	—	—

FlexShares Quality Dividend Defensive Index Fund	—	—	45	558,268	—	—	—	—	—	—

FlexShares Quality Dividend Dynamic Index Fund	—	—	10	182,593	—	—	—	—	—	—

FlexShares International Quality Dividend Index Fund	157	449,416	156	444,756	—	—	—	—	—	—

FlexShares International Quality Dividend Defensive Index Fund	16	30,198	46	120,110	—	—	—	—	—	—

FlexShares International Quality Dividend Dynamic Index Fund	—	—	31	92,747	—	—	—	—	—	—

FlexShares Core Select Bond Fund	—	—			—	—	12	1,250,578	—	—

FLEXSHARES SEMIANNUAL REPORT	361

Notes to the Financial Statements (cont.)

Taxes and Distributions

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial statements.

As of April 30, 2020, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

3. Investment Transactions and Related Income and Expense

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized using the effective yield method. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Each Fund except the FlexShares iBoxx 3-Year Target Duration TIPs Index Fund, FlexShares iBoxx 5-Year Target Duration TIPs Index Fund and the FlexShares High Yield Value-Scored Bond Index Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods concluded.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Investment Advisory Fees

NTI serves as the Investment Adviser of the Funds pursuant to the Investment Advisory Agreement. The Investment Adviser is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities, subject to the general supervision of the Board.

As compensation for its advisory services and assumption of certain Fund expenses, NTI is entitled to a unitary management fee (“Management Fee”), computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

From the Management Fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). Covered Expenses do not include the following fees under the Investment Advisory Agreement: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

362	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The Management Fee rate payable by each Fund is set forth in the following table:

Fund	Unitary Management Fee

FlexShares US Quality Low Volatility Index Fund	0.22%

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	0.32%

FlexShares Emerging Markets Quality Low Volatility Index Fund	0.40%

FlexShares Morningstar US Market Factor Tilt Index Fund	0.25%

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.39%

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	0.59%

FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	0.44%

FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	0.64%

FlexShares US Quality Large Cap Index Fund	0.32%

FlexShares STOXX® US ESG Impact Index Fund	0.32%

FlexShares STOXX® Global ESG Impact Index Fund	0.42%

FlexShares Morningstar Global Upstream Natural Resources Index Fund	0.46%

FlexShares STOXX® Global Broad Infrastructure Index Fund	0.47%

FlexShares Global Quality Real Estate Index Fund	0.45%

FlexShares Real Assets Allocation Index Fund	0.57%

FlexShares Quality Dividend Index Fund	0.37%

FlexShares Quality Dividend Defensive Index Fund	0.37%

FlexShares Quality Dividend Dynamic Index Fund	0.37%

Fund	Unitary Management Fee

FlexShares International Quality Dividend Index Fund	0.47%

FlexShares International Quality Dividend Defensive Index Fund	0.47%

FlexShares International Quality Dividend Dynamic Index Fund	0.47%

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	0.18%

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	0.18%

FlexShares Disciplined Duration MBS Index Fund	0.20%

FlexShares Credit-Scored US Corporate Bond Index Fund	0.22%

FlexShares Credit-Scored US Long Corporate Bond Index Fund	0.22%

FlexShares High Yield Value-Scored Bond Index Fund	0.37%

FlexShares Ready Access Variable Income Fund	0.25%

FlexShares Core Select Bond Fund	0.35%

Effective March 1, 2020, the Investment Adviser has contractually agreed until March 1, 2021 to reimburse a portion of the operating expenses of each Fund (other than Acquired Fund Fees and Expenses) so that “Total Annual Fund Operating Expenses After Expense Reimbursement” do not exceed the Fund’s Management Fee plus (+) .0049%. In the case of the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund and FlexShares Real Assets Allocation Index Fund, the Investment Adviser has contractually agreed until March 1, 2021 to waive Management Fees or reimburse certain expenses in an amount equal to the acquired fund fees and expenses (“AFFE”) attributable to each Fund’s investments in their respective Underlying Fund(s). In the case of the FlexShares Core Select Bond Fund, the Investment Adviser has contractually agreed until March 1, 2021 to waive Management Fees or reimburse certain expenses in an amount equal to the sum of (a) any AFFE incurred by the Fund that are attributable to the

FLEXSHARES SEMIANNUAL REPORT	363

Notes to the Financial Statements (cont.)

Fund’s investment in Underlying Funds managed by NTI or an investment adviser controlling, controlled by, or under common control with NTI (“Affiliated Funds”); and (b) 0.05% or such lesser amount in AFFE incurred by the Fund that are attributable to the Fund’s investment in Underlying Funds that are not Affiliated Funds. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Fund’s financial statements. After these dates, the Investment Adviser and a Fund may mutually agree to extend the contractual arrangements. The Board may terminate the contractual arrangements at any time if it determines that it is in the best interest of a Fund and its shareholders. These expenses and the reimbursements are shown as Investment advisory fees reimbursed on the Statements of Operations.

In addition, effective October 29, 2018, NTI contractually agreed to reimburse the Funds for certain other fees and expenses that are not Covered Expenses. These fees and expenses and the reimbursements are shown as Other expenses and Other expenses reimbursed, respectively, in the Statements of Operations.

The Investment Adviser may voluntarily waive or reimburse additional management fees. Amounts waived or reimbursed by the Investment Adviser may not be recouped by the Investment Adviser. As of the period ended April 30, 2020, no Management Fees had been voluntarily waived.

5. Administration Fees

JPMorgan Chase Bank, N.A. (“the Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the

Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

The Trust compensates each Trustee who is not an officer, director or employee of Northern Trust Corporation, or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.

From March 1, 2019, or, with respect to the FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, and FlexShares Emerging Markets Quality Low Volatility Index Fund (collectively, the “New Funds”), from June 25, 2019, NTI had contractually agreed to reimburse each Fund its proportionate share of the expenses relating to the administration of the deferred compensation plan (“DC Plan”) for the Trust’s independent trustees allocated to such Fund. These reimbursement arrangements terminated March 1, 2020.

The Trust has adopted a DC Plan for its Trustees who are not officers of Northern Trust or NTI. Under the DC Plan, Independent Trustees may elect to defer all or a portion of their compensation. The amount deferred is adjusted periodically based upon the performance of the investment options selected by the Trustees. The investment options currently under the DC Plan are the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, and the FlexShares Ready Access Variable Income Fund. Expenses related to the DC Plan are stated on the Statements of Operations.

8. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9) for each Fund on an agency basis. The Distributor does not receive a fee from the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

364	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The Trust has adopted a Distribution and Service Plan (“the Plan”) pursuant to Rule 12b-1 under the 1940 Act. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. The Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board approval. The maximum distribution fee is 0.25% of each Fund’s respective average daily net assets under the Plan. The Funds did not pay any 12b-1 fees during the fiscal year.

9. Issuance and Redemption of Fund Shares

Each Fund only issues and redeems shares to Authorized Participants in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The transaction fees are paid directly to the Fund and used to offset Fund custody fees. Certain fees or costs associated with Creation Unit purchases may be paid by NTI in certain circumstances. In addition, the Trust may from time to time waive the standard transaction fee. The net custody fees charged to the Fund are paid for by the Investment Adviser through the Fund’s Unitary Fee. Transaction fees remaining in the Funds were as follows:

Fund	As of April 30, 2020	As of October 31, 2019

FlexShares US Quality Low Volatility Index Fund*	$2,800	$350

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund*	9,000	—

FlexShares Emerging Markets Quality Low Volatility Index Fund*	4,000	—

FlexShares Morningstar US Market Factor Tilt Index Fund	19,500	7,500

Fund	As of April 30, 2020	As of October 31, 2019

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	$160,000	$40,000

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	200,000	150,000

FlexShares US Quality Large Cap Index Fund	4,000	2,500

FlexShares STOXX® US ESG Impact Index Fund	1,400	1,750

FlexShares STOXX® Global ESG Impact Index Fund	7,500	7,500

FlexShares Morningstar Global Upstream Natural Resources Index Fund	109,500	19,500

FlexShares STOXX® Global Broad Infrastructure Index Fund	28,000	24,000

FlexShares Global Quality Real Estate Index Fund	14,000	6,000

FlexShares Quality Dividend Index Fund	26,250	8,250

FlexShares Quality Dividend Defensive Index Fund	17,250	9,750

FlexShares Quality Dividend Dynamic Index Fund	6,000	1,500

FlexShares International Quality Dividend Index Fund	75,000	30,000

FlexShares International Quality Dividend Defensive Index Fund	10,000	10,000

FlexShares International Quality Dividend Dynamic Index Fund	20,000	5,000

FlexShares Disciplined Duration MBS Index Fund	3,200	800

FlexShares Credit-Scored US Corporate Bond Index Fund	500	500

FlexShares Credit-Scored US Long Corporate Bond Index Fund	500	500

FlexShares High Yield Value-Scored Bond Index Fund	2,000	3,000

FlexShares Ready Access Variable Income Fund	2,275	1,225

*	Commencement of operations on July 15, 2019

FLEXSHARES SEMIANNUAL REPORT	365

Notes to the Financial Statements (cont.)

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund and the FlexShares Core Select Bond Fund do not charge standard creation unit transaction fees.

10. Investment Transactions

For the period ended April 30, 2020, the FlexShares iBoxx 3-Year Target Duration TIPS Index, FlexShares iBoxx 5-Year Target Duration TIPS Index and FlexShares Disciplined Duration MBS Index Funds invested solely in U.S. Government securities. The cost of securities purchased by each Fund and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions for the period ended April 30, 2020, were as follows:

Fund	Purchases	Sales

FlexShares US Quality Low Volatility Index Fund	$4,535,950	$4,538,647

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	7,970,038	5,411,579

FlexShares Emerging Markets Quality Low Volatility Index Fund	4,640,314	3,051,434

FlexShares Morningstar US Market Factor Tilt Index Fund	187,929,193	189,332,756

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	84,300,141	136,617,193

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	55,105,561	160,257,613

FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	651,654	354,631

FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	140,253	13,788

FlexShares US Quality Large Cap Index Fund	7,703,656	7,943,958

FlexShares STOXX® US ESG Impact Index Fund	20,685,195	20,396,852

FlexShares STOXX® Global ESG Impact Index Fund	25,053,006	25,024,807

Fund	Purchases	Sales

FlexShares Morningstar Global Upstream Natural Resources Index Fund	$600,718,542	$798,322,194

FlexShares STOXX® Global Broad Infrastructure Index Fund	163,218,569	150,568,197

FlexShares Global Quality Real Estate Index Fund	110,010,696	110,618,214

FlexShares Real Assets Allocation Index Fund	278,218	279,775

FlexShares Quality Dividend Index Fund	620,947,028	624,778,389

FlexShares Quality Dividend Defensive Index Fund	197,691,975	196,894,759

FlexShares Quality Dividend Dynamic Index Fund	16,427,667	16,623,615

FlexShares International Quality Dividend Index Fund	224,680,093	275,940,923

FlexShares International Quality Dividend Defensive Index Fund	25,063,090	26,832,365

FlexShares International Quality Dividend Dynamic Index Fund	17,245,722	22,998,907

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	430,415,953	437,103,487

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	168,504,013	173,039,339

FlexShares Disciplined Duration MBS Index Fund	48,309,165	26,295,828

FlexShares Credit-Scored US Corporate Bond Index Fund	82,772,743	54,463,502

FlexShares Credit-Scored US Long Corporate Bond Index Fund†	25,463,388	10,895,602

FlexShares High Yield Value-Scored Bond Index Fund	102,734,945	37,041,877

FlexShares Ready Access Variable Income Fund††	146,381,751	96,360,389

FlexShares Core Select Bond Fund	19,721,695	19,484,980

†	Include $107,938 in purchases and $115,051 in sales in U.S. Government Securities.

††	Include $33,548,682 in purchases and $21,056,326 in sales in U.S. Government Securities.

366	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

11. In-Kind Transactions

During the period ended April 30, 2020, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended April 30, 2020, the fair value of the securities received for subscriptions for each Fund was as follows:

Fund	Fair Value

FlexShares US Quality Low Volatility Index Fund	$43,446,027

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	36,651,038

FlexShares Emerging Markets Quality Low Volatility Index Fund	1,121,719

FlexShares Morningstar US Market Factor Tilt Index Fund	27,812,324

FlexShares US Quality Large Cap Index Fund	15,819,277

FlexShares STOXX® US ESG Impact Index Fund	14,430,266

FlexShares STOXX® Global ESG Impact Index Fund	4,407,723

FlexShares Morningstar Global Upstream Natural Resources Index Fund	7,243,101

FlexShares STOXX® Global Broad Infrastructure Index Fund	337,837,164

FlexShares Global Quality Real Estate Index Fund	76,762,517

FlexShares Quality Dividend Index Fund	135,405,785

FlexShares Quality Dividend Defensive Index Fund	118,491,221

FlexShares International Quality Dividend Index Fund	7,054,352

FlexShares International Quality Dividend Defensive Index Fund	2,698,972

FlexShares International Quality Dividend Dynamic Index Fund	5,479,430

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	13,581,669

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	14,028,455

FlexShares Core Select Bond Fund	5,744,706

During the period ended April 30, 2020, certain Funds delivered securities in exchange for redemption of shares (redemptions-in-kind). For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction. For the period ended April 30, 2020, the fair value and realized gain (losses) of the securities transferred for redemptions for each Fund were as follows:

Fund	Fair Value	Net Realized Gains (Losses)

FlexShares US Quality Low Volatility Index Fund	$3,697,294	$179,563

FlexShares Emerging Markets Quality Low Volatility Index Fund	568,395	45,457

FlexShares Morningstar US Market Factor Tilt Index Fund	90,042,282	43,383,592

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	146,909,483	(11,652,859)

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	21,452,081	(1,447,728)

FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	1,073,217	(238,044)

FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	2,046,228	6,143

FlexShares US Quality Large Cap Index Fund	6,766,975	815,827

FlexShares STOXX® US ESG Impact Index Fund	1,466,972	301,364

FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,300,422,567	121,475,469

FlexShares STOXX® Global Broad Infrastructure Index Fund	108,745,358	13,934,341

FlexShares Global Quality Real Estate Index Fund	27,589,246	38,132

FLEXSHARES SEMIANNUAL REPORT	367

Notes to the Financial Statements (cont.)

Fund	Fair Value	Net Realized Gains (Losses)

FlexShares Real Assets Allocation Index Fund	$785,505	$97,431

FlexShares Quality Dividend Index Fund	313,585,269	45,078,785

FlexShares Quality Dividend Defensive Index Fund	55,279,275	13,079,213

FlexShares Quality Dividend Dynamic Index Fund	30,133,848	2,588,455

FlexShares International Quality Dividend Index Fund	152,098,213	1,039,857

FlexShares International Quality Dividend Defensive Index Fund	6,127,498	283,501

FlexShares International Quality Dividend Dynamic Index Fund	20,398,435	543,677

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	100,579,928	1,099,577

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	71,282,766	2,055,324

12. Guarantees and Indemnifications

In the normal course of business each Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds.

13. New Accounting Pronouncements

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities held at premium, shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments as described above is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. The ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Funds have adopted the ASU. The adoption of the ASU did not have a material impact on the Funds’ financial statements.

14. LIBOR Transition

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offered Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (FCA), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related investments. This announcement and any additional regulatory or market changes may have an adverse impact on a Fund’s investments, performance or financial condition. Until then, the Funds may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.

15. Legal Proceedings

On or about February 14, 2020, Marc S. Kirschner (“Litigation Trustee”), as Trustee for NWHI Litigation Trust

368	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

(“Litigation Trust”) and Wilmington Savings Fund Society, FSB, as indenture Trustee (“Indenture Trustee”) for several series of notes issued by Nine West Holdings, Inc., filed separate complaints (docket nos. 20-cv-01129 and 20-cv-01136, respectively ) in the United States District Court for the Northern District of Illinois against a group of defendants that includes FlexShares Morningstar US Market Factor Tilt Index Fund (the “Fund”) that had invested in The Jones Group Inc. (“Jones Group”). The claims in both complaints stem from a series of merger transactions (“Transactions”) entered into by Jones Group and others in 2014 that allegedly rendered Jones Group insolvent. The Fund allegedly received $224,910 as a result of the Transactions. The Litigation Trustee and Indenture Trustee seek to clawback these proceeds for the benefit of the Litigation Trust and the noteholders, respectively, on the basis that the Transactions were fraudulent conveyances. The Fund intends to vigorously defend itself against these actions.

16. Coronavirus (COVID-19) Pandemic

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancellations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of securities held by a Fund. In addition, during periods of market disruption or other abnormal market conditions, the Funds’ exposure to the risks described in their respective prospectuses and statements of additional information will likely increase. In the event of a pandemic or an outbreak, there can be no assurance that the Funds and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Fund’s service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in a Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark or underlying indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund’s performance, and cause losses on your investment in a Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Funds.

17. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

FLEXSHARES SEMIANNUAL REPORT	369

Fund Expenses (Unaudited)

As a shareholder, you incur two types of costs: (1) Transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2020.

The first line under each Fund in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2020.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/19	Ending Account Value 04/30/20	Expenses Paid During the Period* 11/1/19 - 04/30/20	Annualized Expense Ratio During Period

FlexShares® US Quality Low Volatility Index Fund

Actual	$1,000.00	$940.70	$1.06	0.22%

Hypothetical	$1,000.00	$1,023.77	$1.11	0.22%

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

Actual	$1,000.00	$909.80	$1.52	0.32%

Hypothetical	$1,000.00	$1,023.27	$1.61	0.32%

FlexShares® Emerging Markets Quality Low Volatility Index Fund

Actual	$1,000.00	$885.30	$1.87	0.40%

Hypothetical	$1,000.00	$1,022.87	$2.01	0.40%

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Fund Expenses (cont.)

	Beginning Account Value 11/1/19	Ending Account Value 04/30/20	Expenses Paid During the Period* 11/1/19 - 04/30/20	Annualized Expense Ratio During Period

FlexShares® Morningstar US Market Factor Tilt Index Fund

Actual	$1,000.00	$898.20	$1.18	0.25%

Hypothetical	$1,000.00	$1,023.62	$1.26	0.25%

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

Actual	$1,000.00	$822.20	$1.77	0.39%

Hypothetical	$1,000.00	$1,022.92	$1.96	0.39%

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

Actual	$1,000.00	$850.20	$2.71	0.59%

Hypothetical	$1,000.00	$1,021.93	$2.97	0.59%

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund(a)

Actual	$1,000.00	$855.00	$0.23	0.05%

Hypothetical	$1,000.00	$1,024.61	$0.25	0.05%

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund(a)

Actual	$1,000.00	$895.70	$0.28	0.06%

Hypothetical	$1,000.00	$1,024.57	$0.30	0.06%

FlexShares® US Quality Large Cap Index Fund

Actual	$1,000.00	$942.10	$1.55	0.32%

Hypothetical	$1,000.00	$1,023.27	$1.61	0.32%

FlexShares® STOXX® US ESG Impact Index Fund

Actual	$1,000.00	$982.00	$1.58	0.32%

Hypothetical	$1,000.00	$1,023.27	$1.61	0.32%

FlexShares® STOXX® Global ESG Impact Index Fund

Actual	$1,000.00	$946.30	$2.03	0.42%

Hypothetical	$1,000.00	$1,022.77	$2.11	0.42%

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

Actual	$1,000.00	$845.50	$2.11	0.46%

Hypothetical	$1,000.00	$1,022.58	$2.31	0.46%

FlexShares® STOXX® Global Broad Infrastructure Index Fund

Actual	$1,000.00	$884.50	$2.20	0.47%

Hypothetical	$1,000.00	$1,022.53	$2.36	0.47%

FlexShares® Global Quality Real Estate Index Fund

Actual	$1,000.00	$787.00	$2.00	0.45%

Hypothetical	$1,000.00	$1,022.63	$2.26	0.45%

FLEXSHARES SEMIANNUAL REPORT	371

Fund Expenses (cont.)

	Beginning Account Value 11/1/19	Ending Account Value 04/30/20	Expenses Paid During the Period* 11/1/19 - 04/30/20	Annualized Expense Ratio During Period

FlexShares® Real Assets Allocation Index Fund(a)

Actual	$1,000.00	$837.20	$0.50	0.11%

Hypothetical	$1,000.00	$1,024.32	$0.55	0.11%

FlexShares® Quality Dividend Index Fund

Actual	$1,000.00	$890.00	$1.74	0.37%

Hypothetical	$1,000.00	$1,023.02	$1.86	0.37%

FlexShares® Quality Dividend Defensive Index Fund

Actual	$1,000.00	$898.20	$1.75	0.37%

Hypothetical	$1,000.00	$1,023.02	$1.86	0.37%

FlexShares® Quality Dividend Dynamic Index Fund

Actual	$1,000.00	$892.00	$1.74	0.37%

Hypothetical	$1,000.00	$1,023.02	$1.86	0.37%

FlexShares® International Quality Dividend Index Fund

Actual	$1,000.00	$846.50	$2.16	0.47%

Hypothetical	$1,000.00	$1,022.53	$2.36	0.47%

FlexShares® International Quality Dividend Defensive Index Fund

Actual	$1,000.00	$849.20	$2.16	0.47%

Hypothetical	$1,000.00	$1,022.53	$2.36	0.47%

FlexShares® International Quality Dividend Dynamic Index Fund

Actual	$1,000.00	$858.50	$2.17	0.47%

Hypothetical	$1,000.00	$1,022.53	$2.36	0.47%

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

Actual	$1,000.00	$1,020.90	$0.90	0.18%

Hypothetical	$1,000.00	$1,023.97	$0.91	0.18%

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

Actual	$1,000.00	$1,040.70	$0.91	0.18%

Hypothetical	$1,000.00	$1,023.97	$0.91	0.18%

FlexShares® Disciplined Duration MBS Index Fund

Actual	$1,000.00	$1,039.00	$1.01	0.20%

Hypothetical	$1,000.00	$1,023.87	$1.01	0.20%

FlexShares® Credit-Scored US Corporate Bond Index Fund

Actual	$1,000.00	$1,020.30	$1.11	0.22%

Hypothetical	$1,000.00	$1,023.77	$1.11	0.22%

372	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value 11/1/19	Ending Account Value 04/30/20	Expenses Paid During the Period* 11/1/19 - 04/30/20	Annualized Expense Ratio During Period

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

Actual	$1,000.00	$1,045.40	$1.12	0.22%

Hypothetical	$1,000.00	$1,023.77	$1.11	0.22%

FlexShares® High Yield Value-Scored Bond Index Fund

Actual	$1,000.00	$916.90	$1.76	0.37%

Hypothetical	$1,000.00	$1,023.02	$1.86	0.37%

FlexShares® Ready Access Variable Income Fund

Actual	$1,000.00	$1,006.20	$1.25	0.25%

Hypothetical	$1,000.00	$1,023.62	$1.26	0.25%

FlexShares® Core Select Bond Fund(a)

Actual	$1,000.00	$1,044.90	$1.07	0.21%

Hypothetical	$1,000.00	$1,023.82	$1.06	0.21%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the Underlying Fund(s) in which the Fund invests.

FLEXSHARES SEMIANNUAL REPORT	373

Liquidity Risk Management Program (Unaudited)

FlexShares Trust (the “Trust”), on behalf of each of its series (each, a “Fund” and, collectively, the “Funds”), has adopted and implemented a liquidity risk management program (the “Program”) as required by rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund.

The Trust’s Board of Trustees (the “Board”) has appointed Northern Trust Investments, Inc. (“NTI”), the investment adviser to the Funds, as the program administrator for the Program. NTI has delegated oversight of the Program to the Northern Trust Asset Management Credit & Liquidity Risk Committee (the “Committee”).

At a meeting of the Board held on December 13, 2019, the Board received and reviewed the annual written report of the Committee, on behalf of NTI (the “Report”), concerning the operation of the Program for the period from December 2018 to December 2019 (the “Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation.

The Report summarized the operation of the Program and the information and factors considered by the Committee in reviewing the adequacy and effectiveness of the Program’s implementation with respect to each Fund during the Reporting Period. Such information and factors included, among other things: (i) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (ii) the methodology and inputs used to classify the liquidity of each Fund’s portfolio investments and the Committee’s assessment that each Fund’s strategy is appropriate for an exchange-traded fund structured as an open-end fund; (iii) that each Fund held primarily highly liquid assets (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value) during the Reporting Period; (iv) that none of the Funds required the establishment of a highly liquid investment minimum (as defined in the Rule) during the Reporting Period and the methodology for that determination; and (v) confirmation that none of the Funds during the Reporting Period had breached the 15% maximum threshold on illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven days or less without the sale or disposition significantly changing the market value of the investment) and the procedures for monitoring compliance with the limit. The Report also summarized the changes made to the Program over the course of the year.

The Committee concluded, and reported to the Board, that the Program was being effectively implemented and that the Program was reasonably designed to assess and manage each Fund’s Liquidity Risk during the Reporting Period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to Liquidity Risk and other risks to which an investment in the Fund may be subject.

374	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (Unaudited)

Principal Risks

As with any investment, you could lose all or part of your investment in a Fund, and the Fund’s performance could trail that of other investments. In addition to the discussion of the risks of certain of the Funds’ investments included in Note 2, some of the principal risks of investment in the Funds are summarized below. A more complete description of principal risks is included in each Fund’s Prospectus.

The following risks apply to all of the Funds:

Cyber Security and Operational Risk

Cyber security and operational risk is the risk that the Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Investment Adviser, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

Derivatives Risk

Changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested.

Market Trading Risk

Each Fund’s shares are listed on a securities exchange, which presents risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to the Funds’ shares trading at a premium or discount to NAV.

Valuation Risk

The sale price the Funds could receive for a security may differ from the Funds’ valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology.

Authorized Participant Concentration Risk

Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be heightened for a Fund if it invests in non-U.S. securities or other securities or instruments that are less widely traded. Such securities or instruments often involve greater settlement and operational issues and capital costs for Authorized Participants.

Market Risk

Market risk is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of your investment in a Fund to decline. Market disruptions caused by local or regional

FLEXSHARES SEMIANNUAL REPORT	375

Supplemental Information (cont.)

events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments and could result in the Fund’s shares trading at increased premiums or discounts to the Fund’s net asset value. A recent outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from the COVID-19 pandemic may have a significant negative impact on the performance of the Fund’s investments. Market risk also includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. The value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Securities markets may experience great short-term volatility and may fall sharply at times. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. Price changes may be temporary or last for extended periods. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

The following risk applies only to the Index Funds:

Tracking Error Risk

Tracking error risk is the risk that an Index Fund’s performance may vary substantially from the performance of the Underlying Index it tracks as a result of imperfect correlation between a Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, changes in the Underlying Indexes, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spinoffs), legal restrictions (such as tax-related diversification requirements that apply to the Funds but not to the Underlying Index) and timing variances, among other factors.

Calculation Methodology Risk

Each of the Index Funds is subject to Calculation Methodology Risk. This is the risk that the Underlying Index’s calculation methodology or sources of information may not provide an accurate assessment of included issuers or correct valuation of securities, nor is the availability or timeliness of the production of the Index guaranteed.

The following risks apply to each Fund, as disclosed:

Concentration Risk

Each of the Funds, except the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, is subject to Concentration Risk. To the extent that the investments of these Funds are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Funds may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class.

Interest Rate/Maturity Risk

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares Ready Access Variable Income Fund, and FlexShares Core Select Bond Fund are subject to the risk that the value of the Funds’ fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed

376	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

income securities than shorter-term fixed-income securities. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

MLP Risk

The FlexShares STOXX® Global Broad Infrastructure Index Fund and FlexShares Real Assets Allocation Index Fund (including through its investment in its Underlying Fund(s)) may invest in Master Limited Partnerships (“MLPs”). The FlexShares STOXX® Global Broad Infrastructure Index Fund may not invest more than 25% of its net assets in MLPs. MLP Risk is the risk that accompanies an investment in MLP units. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. MLPs may also be sensitive to changes in interest rates and, during periods of interest rate volatility, may not provide attractive returns. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced, which could cause a decline in the value of the Fund’s shares. The Fund must include its allocable share of the MLP’s taxable income in its taxable income, whether or not it receives a distribution of cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to the Fund’s shareholders.

Non-diversification Risk

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares Ready Access Variable Income Fund, FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, and FlexShares Emerging Markets Quality Low Volatility Index Fund are non-diversified series of the Trust, pursuant to the 1940 Act. The performance of these Funds may depend on the performance of a small number of issuers because the Funds may invest a large percentage of its assets in securities issued by or representing a small number of issuers.

Large Cap Risk

The FlexShares US Quality Large Cap Index Fund, FlexShares STOXX® US ESG Impact Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, and FlexShares Emerging Markets Quality Low Volatility Index Fund are subject to the risk that returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Mid Cap Stock Risk

The FlexShares STOXX® US ESG Impact Index Fund, FlexShares STOXX® Global ESG Impact Index Fund. FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, and FlexShares Emerging

FLEXSHARES SEMIANNUAL REPORT	377

Supplemental Information (cont.)

Markets Quality Low Volatility Index Fund may invest in stocks of mid-sized companies which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Mid and Small Cap Stock Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund (including through its investment in its Underlying Fund), FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund (including through its investment in its Underlying Fund), FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund (including through its investment in its Underlying Fund(s)), FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and FlexShares International Quality Dividend Dynamic Index Fund may invest in stocks of smaller companies which may be more volatile than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Value Investing Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares Global Quality Real Estate Index Fund, and FlexShares Real Assets Allocation Index Fund’s (including through its investment in its Underlying Fund(s)) investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, may not appreciate in value as anticipated.

ESG Investment Risk

The FlexShares STOXX® US ESG Impact Index Fund and FlexShares STOXX® Global ESG Impact Index Fund are subject to the risk that because the methodology of the Underlying Index selects and assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not utilize ESG criteria when selecting investments.

High Portfolio Turnover Risk

The FlexShares STOXX® US ESG Impact Index Fund, FlexShares Ready Access Variable Income Fund, FlexShares Core Select Bond Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, and FlexShares High Yield Value-Scored Bond Index Fund are subject to the risk that active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

Global Natural Resources Industry Risk

The FlexShares Morningstar Global Upstream Natural Resources Index Fund (which is also an Underlying Fund of FlexShares Real Assets Allocation Index Fund) is subject to the risks associated with investment in the global natural resources sector in addition to the general risk of the stock market. The natural resources sector can significantly be affected by events relating to U.S. and

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Supplemental Information (cont.)

foreign political and economic developments and environmental and other government regulations, as well as other factors including, but not limited to: commodity price volatility, technological developments and natural or man-made disasters. Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of the Fund’s equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Hedging Risk

The FlexShares Core Select Bond Fund is subject to the risk that the Fund’s short positions in U.S. Treasury futures and transactions in interest rate swaps will not completely eliminate interest rate risk of long positions in bonds. In certain falling interest rate environments, the Fund’s hedging strategy could result in disproportionately larger losses in the short U.S. Treasury futures and interest rate swaps positions as compared to gains in the long bond positions attributable to interest rate changes.

Corporate Bond Risk

The FlexShares Credit-Scored US Corporate Bond Index Fund and FlexShares Credit-Scored US Long Corporate Bond Index Fund invest primarily in bonds issued by corporations. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Interest Rate Risk

The FlexShares STOXX® Global Broad Infrastructure Index Fund and FlexShares Global Quality Real Estate Index Fund (which is also an Underlying Fund of FlexShares Real Assets Allocation Index Fund) are subject to the risk that rising interest rates may adversely affect the Fund. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund may decline when investors anticipate or experience rising interest rates.

China Investment Risk

The FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, and FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund expects to have significant investment in securities of Chinese issuers. Investment exposure to China subjects a Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the past 25 years, the Chinese government has undertaken reform of economic and market practices and expansion of the sphere for private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

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Supplemental Information (cont.)

Currency Risk

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX ® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, the FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Ready Access Variable Income Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund and FlexShares Emerging Markets Quality Low Volatility Index Fund may invest in securities denominated in foreign currencies. While each Fund’s investments may be denominated in foreign currencies, the portfolio securities and other assets held by each Fund are valued in U.S. dollars. Price fluctuations may occur in the dollar value of foreign securities because of changing currency exchange rates. Currency exchange rates may fluctuate significantly over short periods of time causing a Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that a Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, that Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

Foreign Securities Risk

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, and FlexShares Ready Access Variable Income Fund will invest in foreign securities. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the U.S., and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency.

Emerging Markets Risk

The FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, and FlexShares Ready Access Variable Income Fund invest in emerging market countries. The risks of foreign investment are increased when the issuer is located in a country with an emerging economy or securities market. Political and economic structures in many of these

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Supplemental Information (cont.)

countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of developed countries. The securities laws of emerging market countries may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Global factors and foreign actions may inhibit the flow of foreign capital on which a country is dependent to sustain its growth. In general, securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, and have problems with securities registration and custody. These securities markets also have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and also may be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to a Fund.

Japan Investment Risk

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, and FlexShares Developed Markets ex-US Quality Low Volatility Index Fund expects to have significant investment in securities of Japanese issuers. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could negatively impact Japanese issuers. In recent times, Japan’s economic growth rate has remained low, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect a Fund. The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan’s relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. Most recently, the Japanese government has shown concern over the increased nuclear and military activity by North Korea. Strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy in times of crisis. China has become an important trading partner with Japan, yet the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole.

U.S. Issuer Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX US ESG Impact Index Fund, FlexShares STOXX Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored U.S. Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares US Quality Low Volatility Index Fund, FlexShares Ready Access Variable Income Fund, and FlexShares Core Select Bond Fund has significant exposure to U.S. issuers. Decreasing imports or exports, changes in trade regulations and/or an economic recession in the United States may have a material adverse effect on the U.S. economy. The financial crisis that began in 2007 caused a significant decline in the value and liquidity of issuers in the United States. Policy and legislative changes in the United States are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Funds have exposure.

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Supplemental Information (cont.)

The following risks apply to the FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and FlexShares International Quality Dividend Dynamic Index Fund:

Dividend Risk

The Fund is subject to the risk that an issuer of stock held by a Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. A Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Volatility Risk

The Fund is subject to the risk that the actual level of volatility experienced by a Fund may be greater or lower than the targeted overall volatility of the Fund’s Underlying Index. Although a Fund’s Underlying Index is designed to have a targeted overall volatility, there is no guarantee that it will have the targeted overall volatility. A Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have the targeted overall volatility. There is also the risk that a Fund may experience volatility greater or lower than that of the Underlying Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.

The following risk applies to the FlexShares Global Quality Real Estate Index Fund (which is also an Underlying Fund of the FlexShares Real Assets Allocation Index Fund):

Real Estate Securities Risk

The Fund is subject to the risks associated with investment in the real estate sector in addition to the general risk of the stock market. Investing in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way in which real estate companies are organized and operated. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that the Fund concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

The following risk applies to the FlexShares Global Quality Real Estate Index Fund (which is also an Underlying Fund of FlexShares Real Assets Allocation Index Fund) and FlexShares STOXX® Global Broad Infrastructure Index Fund:

Real Estate Investment Trust (REIT) Risk

The Fund is subject to the risk that the Fund’s investments will be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The following risk applies to the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Real Assets Allocation Index Fund, and FlexShares Core Select Bond Fund:

Fund of Funds Risk (or Underlying Funds Risk)

The Fund is subject to the risk that the Fund’s investment performance largely depends on the investment performance of the Underlying Fund(s) in which it primarily invests. The Fund’s NAV will change with changes in the value of the Underlying Fund(s) and other securities in which the Fund invests based on their market valuations.

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Supplemental Information (cont.)

An investment in the Fund will entail more costs and expenses than direct investments in the Underlying Fund(s). The Fund will indirectly pay a proportional share of the expenses of the Underlying Fund(s) in which it invests (including operating expenses and management fees), in addition to the fees and expenses it pays directly. As the Fund’s allocation to an Underlying Fund changes from time to time, or to the extent that the expense ratio of an Underlying Fund changes, the weighted average operating expenses borne by the Fund may increase or decrease.

The following risk applies to the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund and the FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund:

Currency Hedging Risk

The Fund is subject to the risk that the Fund’s hedging transactions will not be effective. The Fund enters into foreign currency forward contracts designed to offset the Fund’s currency exposure of non-U.S. dollar denominated securities included in the Underlying Index against the U.S. dollar. These contracts may not be successful. To the extent the Fund’s foreign currency contracts are not successful, the U.S. dollar value of your investment in the Fund may go down. Because the Fund’s currency hedge is reset on a monthly basis, currency risk can develop or increase intra-month. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money. In addition, a Fund’s currency hedging activities may involve frequent trading of currency instruments, which may increase transaction costs and cause the Fund’s return to deviate from the Underlying Index.

In seeking to track the performance of the Underlying Index, the Fund will attempt to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio by investing in foreign currency forward contracts, which may include non-deliverable foreign currency forward contracts (“NDFs”). NDFs on currencies are often less liquid than deliverable forward currency contracts. A lack of liquidity in NDFs of the hedged currency could result in the Fund being unable to structure its hedging transactions as intended. In addition, NTI may seek to limit the size of the Fund in order to attempt to reduce a situation where the Fund is unable to obtain sufficient liquidity in an underlying currency to implement its investment objective.

The following risks apply to the FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares Ready Access Variable Income Fund, and FlexShares Core Select Bond Fund:

Credit (or Default) Risk

The Fund is subject to the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a TBA, repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’ investment in that issuer. The degree of credit risk depends on the issuer’s or counterparty’s financial condition and on the terms of the securities.

Debt Extension Risk

The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

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Supplemental Information (cont.)

Liquidity Risk

The Fund is subject to the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, adversely affecting the value of the Fund’s investments and its returns.

Prepayment (or Call) Risk

The Fund is subject to the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

U.S. Government Securities Risk

The FlexShares Disciplined Duration MBS Index Fund, FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund are subject to the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities that may be purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

Mortgage-Related and Other Asset-Backed Risks

The FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund is subject to the risks of investing in mortgage-related and other asset-backed securities, including Interest Rate/Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk.

The following risk applies to the FlexShares Disciplined Duration MBS Index Fund:

Mortgage Backed Pass-Through Securities Risk

The Fund is subject to the risk of investing in mortgage-backed securities issued by a U.S. Agency. These securities may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to Credit (or Default) Risk, Interest Rate/ Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

The following risk applies to the FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, and FlexShares Emerging Markets Quality Low Volatility Index Fund:

New Fund Risk

New Fund Risk is the risk that the Fund will not grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate without shareholder approval. The timing of such liquidation may not be favorable and could have negative tax consequences for shareholders. From time to time, an Authorized Participant, a third-party investor, the Investment Adviser or an affiliate of the Investment Adviser, may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund. The Fund’s distributor does not maintain a secondary market in the shares.

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Supplemental Information (cont.)

The following risks apply to the FlexShares High Yield Value-Scored Bond Index Fund:

Distressed Securities Risk

Distressed securities risk is the substantial risk of investing in distressed securities that is in addition to the risks of investing in non-investment grade securities generally. NTI defines securities issued by companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings as “distressed securities.” Distressed securities are speculative and involve a substantial risk that principal will not be paid. In addition, the Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. These securities may present a substantial risk of default. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

High Yield Securities Risk

High yield securities risk is the risk that the Fund will be subject to greater credit risk, price volatility and risk of loss than if it invested primarily in investment grade securities, which can adversely impact the Fund’s return and net asset value. High yield securities are considered highly speculative and are subject to increased risk of an issuer’s inability to make principal and interest payments. The Fund’s Underlying Index is designed to be comprised of securities with the potential for higher yields as compared to the overall high yield corporate bond market. As such, the Fund is expected to exhibit greater sensitivity to market fluctuations.

Substantial Volatility Risk

Substantial volatility risk is the risk that the value of the securities in the Fund’s portfolio may fluctuate, sometimes rapidly and unpredictably at a greater level than the overall market. There is a risk that the Fund could have substantial volatility.

Value Score Risk

Value score risk is the risk that the Fund’s investment in companies whose securities are believed to be undervalued will not appreciate in value as anticipated. Although the Underlying Index is designed to measure a portfolio of bonds of companies with the potential for higher yields and less risk of insolvency relative to the Parent Index, there is no assurance that the Underlying Index or Fund will be comprised of such securities. Accordingly, the Fund may be subject to greater credit risk, price volatility and risk of loss relative to the Parent Index.

The following risk applies to the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares Ready Access Variable Income Fund, FlexShares Core Select Bond Fund, FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, and FlexShares Emerging Markets Quality Low Volatility Index Fund:

Financial Sector Risk

The Fund is subject to the risk that the Fund will be impacted by events affecting the U.S. and/or non-U.S. financial sectors if it invests a relatively large percentage of its assets in those sectors, adversely affecting the Fund’s performance. The U.S. and

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Supplemental Information (cont.)

non-U.S. financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competitions and the availability and cost of capital funds. In 2008 and 2009, the U.S. financial sector was significantly impacted by bankruptcies and consolidations of major financial firms. Events affecting the U.S. and non-U.S. financial sectors have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in those sectors.

The following risk applies to the FlexShares US Quality Low Volatility Index Fund, FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX US ESG Impact Index Fund, FlexShares STOXX Global ESG Impact Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, and FlexShares Quality Dividend Dynamic Index Fund:

Information Technology Sector Risk

The Fund is subject to the risk that the Fund will be impacted by events affecting the U.S. information technology sector if it invests a relatively large percentage of its assets in that sector, adversely affecting the Fund’s price.

The following risk applies to the FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX US ESG Impact Index Fund, FlexShares STOXX Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and FlexShares International Quality Dividend Dynamic Index Fund:

Equity Securities Risk

Each Fund invests in equity securities, primarily in the form of common stocks. Each of these Funds may also invest in preferred stocks and REITs. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. REITs are pooled investment vehicles that invest primarily in real estate or real estate related loans.

Equity securities are subject to changes in value that may be attributable to market perception of a particular issuer, general stock market fluctuations that affect all issuers, or as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The equity securities owned by a Fund may be more volatile and underperform other asset classes and the general securities markets.

The following risks apply to the FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, and FlexShares Emerging Markets Quality Low Volatility Index Fund:

Large Shareholder Risk

Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for

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Supplemental Information (cont.)

a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent a significant percentage of the shares of a Fund are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Investment Adviser or an affiliate of the Investment Adviser has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Investment Adviser or an affiliate of the Investment Adviser and may adversely affect a Fund’s performance if the Investment Adviser is forced to sell portfolio securities or invest cash when the Investment Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of a Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains.

Low Volatility Risk

Although the Underlying Index is designed to have overall volatility that is lower than that of the Parent Index, there is no guarantee it will be successful. Securities or other assets in the Fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual securities or sectors may increase the volatility of a Fund. The price of a security may fluctuate due to factors affecting markets generally or particular industries. The market prices of the securities or other assets in a Fund’s portfolio may fluctuate, sometimes rapidly and unpredictably. The Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have lower overall volatility than the Parent Index. There is also the risk that a Fund may experience volatility greater than that of its Parent Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.

Passive Investment Risk

The FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX US ESG Impact Index Fund, FlexShares STOXX Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored U.S. Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, and FlexShares High Yield Value-Scored Bond Index Fund are not actively managed. Each Fund may be affected by a general decline in the market segments relating to its Underlying Index. Each Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merit. NTI does not attempt to take defensive positions in any market conditions, including declining markets.

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Supplemental Information (cont.)

Premium/Discount Information

Information about the differences between the daily market prices on secondary markets for shares of the Funds and the Funds’ net asset values for various time periods, as applicable, is available by visiting the Funds’ website at www.flexshares.com.

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For More Information (Unaudited)

Portfolio Holdings

FlexShares® Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT and, for periods prior to July 31, 2019, on Form N-Q. The Funds’ Forms N-Q and Forms N-PORT are available on the SEC’s Web site at www.sec.gov.

Proxy Voting

FlexShares® Trust Proxy Voting Policies and Procedures are available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the Funds’ Web site www.flexshares.com or the SEC’s Web site at sec.gov. Each Fund’s portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the SEC’s website at www.sec.gov.

FLEXSHARES SEMIANNUAL REPORT	389

FlexShares® Trust

50 S. LaSalle Street

Chicago, IL 60603

800.595.9111

www.flexshares.com

FlexShares® is a registered trademark of NTI. Morningstar® is a registered trademark of Morningstar, Inc. (“Morningstar”). Morningstar® US Market Factor Tilt IndexSM, Morningstar® Developed Markets ex-US Factor Tilt IndexSM, Morningstar® Emerging Markets Factor Tilt IndexSM, Morningstar® Developed Markets ex-US Factor Tilt Hedged IndexSM, Morningstar® Emerging Markets Factor Tilt Hedged IndexSM and Morningstar® Global Upstream Natural Resources IndexSM are service marks of Morningstar, Inc. STOXX and its licensors (the “Licensors”) have no relationship to FlexShares® Trust other than the licensing of the STOXX® USA ESG Impact Index, STOXX® Global ESG Impact Index and STOXX® Global Broad Infrastructure Index and the related trademarks for use in connection with the FlexShares® STOXX® US ESG Impact Index Fund, FlexShares® STOXX® Global ESG Impact Index Fund and FlexShares® STOXX® Global Broad Infrastructure Index Fund, respectively. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality Low Volatility IndexSM, Northern Trust Developed Markets ex-US Quality Low Volatility IndexSM, Northern Trust Emerging Markets Quality Low Volatility IndexSM, Northern Trust Quality Large Cap IndexSM, Northern Trust Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust Quality Dividend Defensive IndexSM, Northern Trust International Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust International Quality Dividend Defensive IndexSM, Northern Trust Global Quality Real Estate IndexSM, Northern Trust US Corporate Bond Quality Value IndexSM, Northern Trust US Long Corporate Bond Quality Value IndexSM, Northern Trust Real Assets Allocation IndexSM, Northern Trust High Yield US Corporate Bond IndexSM, and Northern Trust High Yield Value-Scored US Corporate Bond IndexSM are service marks of NTI and have been licensed for use by FlexShares Trust. The ICE® BofAML® Constrained Duration US Mortgage Backed Securities IndexSM are trademarks of ICE Data Indices, LLC or its affiliates (“ICE”) and have been licensed for use by NTI.

FS00238-0620

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not Applicable.

(a)(4)	Not Applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:

/s/ Peter K. Ewing

Peter K. Ewing

President and Principal Executive Officer

July 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Peter K. Ewing

Peter K. Ewing

President and Principal Executive Officer

July 6, 2020

By:

/s/ Randal Rein

Randal Rein

Treasurer and Principal Financial Officer

July 6, 2020